UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Advertising - 0.8%
Omnicom Group, Inc.	2,035	$98

Aerospace/Defense - 3.2%
General Dynamics Corp.	1,708	127
Lockheed Martin Corp.	1,309	106
Northrop Grumman Corp.	1,520	106
Raytheon Co.	997	50
Rockwell Collins, Inc.	242	15
United Technologies Corp.	70	6

		410

Agriculture - 2.5%
Altria Group, Inc.	4,007	106
Archer-Daniels-Midland Co.	1,936	58
Philip Morris International, Inc.	2,376	159

		323

Apparel - 1.0%
Coach, Inc.	270	17
NIKE, Inc., Class B	173	16
Polo Ralph Lauren Corp.	135	18
VF Corp.	662	72

		123

Auto Manufacturers - 0.7%
Ford Motor Co.*	6,095	84

Banks - 7.5%
Bank of America Corp.	2,127	23
Capital One Financial Corp.	1,969	102
Citigroup, Inc.	2,919	122
Fifth Third Bancorp	4,363	56
Goldman Sachs Group (The), Inc.	1,079	144
JPMorgan Chase & Co.	5,193	213
KeyCorp	252	2
Morgan Stanley	3,365	77
PNC Financial Services Group, Inc.	1,836	109
Wells Fargo & Co.	3,723	104

		952

Beverages - 1.9%
Brown-Forman Corp., Class B	225	17
Coca-Cola (The) Co.	1,571	106
Constellation Brands, Inc., Class A*	3,948	82
Hansen Natural Corp.*	274	22
PepsiCo, Inc.	299	21

		248

Biotechnology - 1.3%
Biogen Idec, Inc.*	908	97
Gilead Sciences, Inc.*	1,715	71

		168

Chemicals - 1.9%
Dow Chemical (The) Co.	1,086	39
Eastman Chemical Co.	886	91
PPG Industries, Inc.	1,104	100
Sigma-Aldrich Corp.	235	17

		247

Commercial Services - 1.7%
Apollo Group, Inc., Class A*	373	16
DeVry, Inc.	340	20
H&R Block, Inc.	5,231	84
Mastercard, Inc., Class A	67	20
Strayer Education, Inc.	123	16
VistaPrint N.V.*	310	15
Western Union (The) Co.	2,216	44

		215

Computers - 7.2%
Accenture PLC, Class A	303	18
Apple, Inc.*	1,004	337
Cognizant Technology Solutions Corp., Class A*	193	14
Dell, Inc.*	6,859	114
Hewlett-Packard Co.	3,691	135
International Business Machines Corp.	1,604	275
MICROS Systems, Inc.*	319	16
Western Digital Corp.*	467	17

		926

Cosmetics/Personal Care - 0.8%
Procter & Gamble (The) Co.	1,564	100

Distribution/Wholesale - 1.1%
Fossil, Inc.*	219	26
Genuine Parts Co.	1,671	91
W.W. Grainger, Inc.	114	17

		134

Diversified Financial Services - 0.6%
NASDAQ OMX Group (The), Inc.*	3,172	80

Electric - 3.1%
AES (The) Corp.*	7,202	92
Ameren Corp.	2,518	73
DPL, Inc.	564	17

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Electric - 3.1% continued
DTE Energy Co.	889	$44
Edison International	666	26
Exelon Corp.	220	9
FirstEnergy Corp.	1,891	83
Integrys Energy Group, Inc.	1,018	53

		397

Electrical Components & Equipment - 0.6%
Emerson Electric Co.	1,388	78

Electronics - 0.9%
Agilent Technologies, Inc.*	268	14
Amphenol Corp., Class A	297	16
Dolby Laboratories, Inc., Class A*	238	10
FLIR Systems, Inc.	504	17
Jabil Circuit, Inc.	613	12
Mettler-Toledo International, Inc.*	247	42

		111

Engineering & Construction - 0.9%
Fluor Corp.	1,624	105
Jacobs Engineering Group, Inc.*	308	13

		118

Entertainment - 0.1%
Bally Technologies, Inc.*	340	14

Food - 1.9%
Campbell Soup Co.	1,425	49
Flowers Foods, Inc.	834	18
Hormel Foods Corp.	301	9
Kroger (The) Co.	2,945	73
Tyson Foods, Inc., Class A	4,707	92

		241

Forest Products & Paper - 0.7%
International Paper Co.	3,134	94

Healthcare - Products - 3.5%
Baxter International, Inc.	1,914	114
Becton, Dickinson and Co.	1,114	96
C.R. Bard, Inc.	167	18
DENTSPLY International, Inc.	433	17
IDEXX Laboratories, Inc.*	213	17
Intuitive Surgical, Inc.*	54	20
Johnson & Johnson	1,488	99
Patterson Cos., Inc.	467	15
Stryker Corp.	263	16
Techne Corp.	230	19
Varian Medical Systems, Inc.*	219	15

		446

Healthcare - Services - 2.3%
Covance, Inc.*	288	17
Humana, Inc.	1,467	118
Mednax, Inc.*	208	15
UnitedHealth Group, Inc.	2,715	140

		290

Household Products/Wares - 0.7%
Church & Dwight Co., Inc.	420	17
Kimberly-Clark Corp.	1,065	71

		88

Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	249	14
American International Group, Inc.*	135	4
Assurant, Inc.	1,523	55
Berkshire Hathaway, Inc., Class B*	537	42
Hartford Financial Services Group, Inc.	3,521	93
Loews Corp.	2,238	94
Torchmark Corp.	899	58
Travelers (The) Cos., Inc.	1,325	77

		437

Internet - 1.3%
Amazon.com, Inc.*	87	18
eBay, Inc.*	2,096	67
Google, Inc., Class A*	95	48
Priceline.com, Inc.*	72	37

		170

Iron/Steel - 0.8%
Cliffs Natural Resources, Inc.	1,080	100

Lodging - 0.1%
Wynn Resorts Ltd.	78	11

Machinery - Diversified - 0.1%
Flowserve Corp.	122	13

Media - 1.6%
FactSet Research Systems, Inc.	153	16
Gannett Co., Inc.	3,823	55
McGraw-Hill (The) Cos., Inc.	2,234	93
Washington Post (The) Co., Class B	101	42

		206

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	102	$17

Miscellaneous Manufacturing - 5.0%
3M Co.	1,208	115
Dover Corp.	1,491	101
General Electric Co.	12,419	234
Illinois Tool Works, Inc.	1,497	85
Parker Hannifin Corp.	1,107	99

		634

Oil & Gas - 10.5%
Atwood Oceanics, Inc.*	405	18
Chevron Corp.	2,639	272
ConocoPhillips	2,451	184
Diamond Offshore Drilling, Inc.	216	15
Exxon Mobil Corp.	5,545	451
Helmerich & Payne, Inc.	1,465	97
Marathon Oil Corp.	2,234	118
Murphy Oil Corp.	199	13
Tesoro Corp.*	3,630	83
Valero Energy Corp.	3,703	95

		1,346

Oil & Gas Services - 1.1%
Cameron International Corp.*	291	15
National Oilwell Varco, Inc.	1,131	88
Oceaneering International, Inc.	400	16
Schlumberger Ltd.	263	23

		142

Pharmaceuticals - 5.1%
Abbott Laboratories	66	3
Bristol-Myers Squibb Co.	4,468	129
Cardinal Health, Inc.	941	43
Eli Lilly & Co.	3,061	115
Endo Pharmaceuticals Holdings, Inc.*	430	17
Forest Laboratories, Inc.*	1,971	78
Merck & Co., Inc.	1,014	36
Pfizer, Inc.	11,319	233

		654

Real Estate Investment Trusts - 1.5%
HCP, Inc.	2,333	86
Public Storage	850	97
Vornado Realty Trust	142	13

		196

Retail - 7.6%
Advance Auto Parts, Inc.	238	14
Aeropostale, Inc.*	577	10
Big Lots, Inc.*	469	16
Copart, Inc.*	408	19
Dollar Tree, Inc.*	279	19
Family Dollar Stores, Inc.	351	19
Gap (The), Inc.	4,770	86
Guess?, Inc.	337	14
Home Depot (The), Inc.	1,471	53
Limited Brands, Inc.	2,348	90
Macy’s, Inc.	3,295	96
McDonald’s Corp.	1,254	106
Panera Bread Co., Class A*	144	18
Ross Stores, Inc.	237	19
Target Corp.	705	33
TJX Cos., Inc.	928	49
Tractor Supply Co.	324	22
Urban Outfitters, Inc.*	406	11
Walgreen Co.	3,063	130
Wal-Mart Stores, Inc.	2,841	151

		975

Semiconductors - 2.9%
Applied Materials, Inc.	7,210	94
Intel Corp.	7,659	170
KLA-Tencor Corp.	2,179	88
Xilinx, Inc.	482	17

		369

Software - 4.4%
BMC Software, Inc.*	915	50
Informatica Corp.*	319	19
Intuit, Inc.*	308	16
Microsoft Corp.	10,693	278
Oracle Corp.	6,045	199

		562

Telecommunications - 3.8%
AT&T, Inc.	7,281	229
Cisco Systems, Inc.	6,800	106
Motorola Solutions, Inc.*	638	29
Qualcomm, Inc.	43	2
Verizon Communications, Inc.	3,269	122

		488

Transportation - 0.6%
C.H. Robinson Worldwide, Inc.	183	14

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Transportation - 0.6% continued
CSX Corp.	87	$2
Kirby Corp.*	326	18
Norfolk Southern Corp.	180	14
United Parcel Service, Inc., Class B	449	33

		81

Total Common Stocks (Cost $10,825)		12,386

INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	380,761	381

Total Investment Companies (Cost $381)		381

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 11/17/11(3)	$25	$25

Total Short-Term Investments (Cost $25)		25

Total Investments - 100.0% (Cost $11,231)		12,792

Other Assets less Liabilities - 0.0%		1

NET ASSETS - 100.0%		$12,793

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $380,000 with net purchases of approximately $1,000 during the three months ended June 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
E-mini S&P 500	6	$395	Long	9/11	$13

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$11,507

Gross tax appreciation of investments	$1,536
Gross tax depreciation of investments	(251)

Net tax appreciation of investments	$1,285

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$12,386	(1)	$—	$—	$12,386
Investment Companies	381		—	—	381
Short-Term Investments	—		25	—	25

Total Investments	$12,767		$25	$—	$12,792

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13		$—	$—	$13

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 53.6%
Aerospace/Defense - 0.5%
General Dynamics Corp.	25,000	$1,863

Banks - 2.6%
Banco Santander S.A. ADR	252,218	2,903
JPMorgan Chase & Co.	79,550	3,257
Morgan Stanley	162,500	3,739

		9,899

Beverages - 1.1%
Coca-Cola (The) Co.	65,000	4,374

Chemicals - 1.5%
Dow Chemical (The) Co.	163,600	5,889

Computers - 2.4%
Accenture PLC, Class A	85,800	5,184
Computer Sciences Corp.	79,800	3,029
Hewlett-Packard Co.	25,000	910

		9,123

Cosmetics/Personal Care - 1.0%
Procter & Gamble (The) Co.	58,000	3,687

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	55,000	3,094

Food - 3.6%
B&G Foods, Inc.	245,000	5,052
Kellogg Co.	70,000	3,872
Kraft Foods, Inc., Class A	144,500	5,091

		14,015

Healthcare - Products - 1.5%
Johnson & Johnson	85,000	5,654

Healthcare - Services - 1.3%
UnitedHealth Group, Inc.	100,000	5,158

Household Products/Wares - 1.1%
Kimberly-Clark Corp.	62,600	4,167

Insurance - 2.7%
Chubb Corp.	88,000	5,510
Travelers (The) Cos., Inc.	85,000	4,962

		10,472

Media - 2.8%
Comcast Corp., Class A	200,000	5,068
Walt Disney (The) Co.	145,000	5,661

		10,729

Mining - 0.8%
Southern Copper Corp.	95,000	3,123

Miscellaneous Manufacturing - 4.3%
3M Co.	69,000	6,545
Eaton Corp.	120,000	6,174
General Electric Co.	205,000	3,866

		16,585

Office/Business Equipment - 1.2%
Xerox Corp.	455,000	4,736

Oil & Gas - 7.7%
Cenovus Energy, Inc.	100,000	3,766
ConocoPhillips	65,000	4,887
Devon Energy Corp.	50,000	3,941
Encana Corp.	100,000	3,079
Marathon Oil Corp.	124,000	6,532
Occidental Petroleum Corp.	60,000	6,243
Transocean Ltd.	20,000	1,291

		29,739

Pharmaceuticals - 6.3%
Abbott Laboratories	77,000	4,052
Bristol-Myers Squibb Co.	140,000	4,054
GlaxoSmithKline PLC ADR	127,000	5,448
Merck & Co., Inc.	151,366	5,342
Pfizer, Inc.	255,000	5,253

		24,149

Real Estate Investment Trusts - 2.5%
Healthcare Realty Trust, Inc.	185,000	3,817
Rayonier, Inc.	90,500	5,914

		9,731

Retail - 1.4%
Home Depot (The), Inc.	150,000	5,433

Savings & Loans - 1.4%
New York Community Bancorp, Inc.	365,000	5,471

Software - 1.4%
Activision Blizzard, Inc.	402,200	4,698
Microsoft Corp.	35,000	910

		5,608

Telecommunications - 2.5%
Cisco Systems, Inc.	82,000	1,280
Nokia OYJ ADR	415,000	2,664
Verizon Communications, Inc.	150,000	5,585

		9,529

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 53.6% continued
Toys, Games & Hobbies - 1.2%
Mattel, Inc.	165,000	$4,536

Total Common Stocks (Cost $175,191)		206,764

CONVERTIBLE PREFERRED STOCKS - 6.5%
Auto Manufacturers - 0.4%
General Motors Co., 4.75%	35,000	1,706

Computers - 0.6%
Unisys Corp., 6.25%	29,600	2,324

Electric - 2.4%
Great Plains Energy, Inc., 12.00%	95,000	6,198
NextEra Energy, Inc., 8.38%	60,000	3,111

		9,309

Insurance - 2.1%
Hartford Financial Services
Group, Inc., 7.25%	199,097	5,189
XL Group PLC, 10.75%	101,250	3,013

		8,202

Oil & Gas - 0.2%
Apache Corp., 6.00%	8,502	560

Pharmaceuticals - 0.8%
Omnicare Capital Trust II, 4.00%	66,900	3,218

Total Convertible Preferred Stocks (Cost $23,898)		25,319

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 31.2%
Aerospace/Defense - 0.9%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$3,330

Beverages - 0.8%
Molson Coors Brewing Co.,
2.50%, 7/30/13	3,000	3,296

Biotechnology - 0.5%
Charles River Laboratories
International, Inc.,
2.25%, 6/15/13	2,000	2,125

Building Materials - 0.8%
Cemex S.A.B. de C.V.,
4.88%, 3/15/15	3,170	3,142

Commercial Services - 1.9%
United Rentals, Inc.,
4.00%, 11/15/15	3,100	7,432

Computers - 3.3%
CACI International, Inc.,
2.13%, 5/1/14	6,000	7,620
SanDisk Corp.,
1.50%, 8/15/17	4,682	4,957

		12,577

Electrical Components & Equipment - 1.7%
EnerSys,
3.38%, 6/1/38	260	294
General Cable Corp.,
0.88%, 11/15/13	2,000	2,168
4.50%, 11/15/29	3,000	4,132

		6,594

Food - 1.9%
Tyson Foods, Inc.,
3.25%, 10/15/13	5,750	7,374

Healthcare - Services - 1.4%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	5,331

Home Builders - 1.2%
D.R. Horton, Inc.,
2.00%, 5/15/14	4,125	4,563

Insurance - 3.2%
American Equity Investment Life
Holding Co.,
5.25%, 12/6/24	6,000	6,173
Old Republic International Corp.,
8.00%, 5/15/12	5,500	6,194

		12,367

Investment Companies - 1.6%
Fifth Street Finance Corp.,
5.38%, 4/1/16(1)	6,482	6,126

Iron/Steel - 1.1%
ArcelorMittal,
5.00%, 5/15/14	2,965	4,096

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 31.2% continued
Mining - 2.9%
Kaiser Aluminum Corp.,
4.50%, 4/1/15(1) (2)	$3,447	$4,494
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	6,675

		11,169

Oil & Gas - 1.3%
Transocean, Inc.,
1.50%, 12/15/37	5,000	4,975

Retail - 2.1%
Regis Corp.,
5.00%, 7/15/14	5,200	6,305
Sonic Automotive, Inc.,
5.00%, 10/1/29	1,350	1,779

		8,084

Semiconductors - 2.5%
Intel Corp.,
2.95%, 12/15/35	6,000	6,202
Lam Research Corp.,
1.25%, 5/15/18(1)	3,500	3,474

		9,676

Telecommunications - 2.1%
Comtech Telecommunications Corp.,
3.00%, 5/1/29	3,875	4,079
NII Holdings, Inc.,
3.13%, 6/15/12	4,000	4,000

		8,079

Total Convertible Bonds (Cost $109,121)		120,336

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.5%
Northern Institutional Funds -
Diversified Assets Portfolio (3) (4)	32,672,419	$32,672

Total Investment Companies (Cost $32,672)		32,672

Total Investments - 99.8% (Cost $340,882)		385,091

Other Assets less Liabilities - 0.2%		940
NET ASSETS - 100.0%		$386,031

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of this restricted illiquid security amounts to approximately $4,494,000 or 1.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
Kaiser Aluminum Corp.,
4.50%, 4/1/15	3/24/10-4/11/11	$4,168

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $20,299,000 with net purchases of approximately $12,373,000 during the three months ended June 30, 2011.

Percentages	shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	JUNE 30, 2011 (UNAUDITED)

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$340,960

Gross tax appreciation of investments	$56,008
Gross tax depreciation of investments	(11,877)

Net tax appreciation of investments	$44,131

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$206,764	(1)	$—		$—	$206,764
Convertible Preferred Stocks	25,319	(1)	—		—	25,319
Convertible Bonds	—		120,336	(1)	—	120,336
Investment Companies	32,672		—		—	32,672

Total Investments	$264,755		$120,336		$—	$385,091

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6%
Australia - 2.7%
Alumina Ltd.	1,737,687	$3,978
Alumina Ltd. ADR	47,234	435
MacArthur Coal Ltd.	422,204	4,991

		9,404

Belgium - 1.9%
Anheuser-Busch InBev N.V.	110,648	6,416

Brazil - 3.4%
Petroleo Brasileiro S.A. ADR	149,026	5,046
Vale S.A. ADR	204,022	6,519

		11,565

Canada - 3.2%
Bombardier, Inc., Class B	767,017	5,527
Talisman Energy, Inc.	101,595	2,086
Trican Well Service Ltd.	145,496	3,418

		11,031

China - 3.7%
AsiaInfo-Linkage, Inc.*	252,177	4,176
Bank of China Ltd., Class H	7,367,595	3,605
China Yurun Food Group Ltd.	1,786,125	5,062

		12,843

Denmark - 0.9%
Christian Hansen Holding A/S	127,041	3,013

Finland - 1.5%
UPM-Kymmene OYJ	289,886	5,301

France -4.7%
BNP Paribas S.A.	73,857	5,696
Societe Generale S.A.	106,480	6,311
Total S.A.	70,908	4,101

		16,108

Germany -8.1%
Allianz S.E. (Registered)	34,715	4,850
Deutsche Bank A.G. (Registered)	70,211	4,149
E.ON A.G.	40,056	1,137
GEA Group A.G.	130,156	4,654
SAP A.G.	108,983	6,591
Siemens A.G. (Registered)	46,708	6,413

		27,794

Hong Kong -1.6%
AIA Group Ltd.*	551,400	1,919
Huabao International Holdings Ltd.	3,890,956	3,543

		5,462

India -0.8%
Sterlite Industries India Ltd. ADR*	190,045	2,860

Ireland - 1.9%
WPP PLC	341,565	4,276
XL Group PLC	100,031	2,199

		6,475

Italy - 0.1%
Prada S.p.A.*	62,500	377

Japan - 13.1%
Canon, Inc.	116,779	5,569
Kansai Electric Power (The) Co., Inc.	122,400	2,443
Kawasaki Heavy Industries Ltd.	942,100	3,758
Kubota Corp.	338,500	3,014
Mitsubishi UFJ Financial Group, Inc.	1,270,048	6,183
Mitsui & Co. Ltd.	256,100	4,429
Nomura Holdings, Inc.	305,400	1,511
NTT DoCoMo, Inc.	2,346	4,185
Shimano, Inc.	71,448	3,928
Shin-Etsu Chemical Co. Ltd.	48,700	2,612
Sumitomo Metal Mining Co. Ltd.	148,500	2,438
Tokio Marine Holdings, Inc.	171,000	4,804

		44,874

Netherlands - 3.4%
ASML Holding N.V.	133,498	4,918
Royal Dutch Shell PLC, Class A	4,699	168
Royal Dutch Shell PLC, Class B	188,028	6,712

		11,798

Norway - 0.5%
TGS Nopec Geophysical Co. ASA	64,447	1,807

Portugal - 1.2%
Jeronimo Martins SGPS S.A.	211,776	4,068

Singapore - 1.3%
DBS Group Holdings Ltd.	376,294	4,504

South Korea - 3.6%
Hyundai Motor Co.	33,757	7,538
Samsung Electronics Co. Ltd.	6,000	4,664

		12,202

Spain - 2.9%
Banco Santander S.A.	311,156	3,590

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6% continued
Spain - 2.9% continued
Iberdrola S.A.*	286,831	$2,553
Telefonica S.A.	154,738	3,784

		9,927

Sweden - 1.5%
Telefonaktiebolaget LM Ericsson, Class B	361,957	5,206

Switzerland - 8.4%
ABB Ltd. (Registered)*	78,093	2,025
Credit Suisse Group A.G. (Registered)*	115,494	4,489
Givaudan S.A. (Registered)*	3,075	3,253
Novartis A.G. (Registered)	127,415	7,805
Roche Holding A.G. (Genusschein)	50,955	8,525
Syngenta A.G. (Registered)*	8,446	2,851

		28,948

Taiwan - 1.4%
Hon Hai Precision Industry Co. Ltd.	1,404,160	4,843

United Kingdom - 17.9%
Autonomy Corp. PLC*	147,755	4,048
BAE Systems PLC	411,202	2,102
Barclays PLC	735,712	3,028
BP PLC	318,310	2,345
Compass Group PLC	509,568	4,915
GlaxoSmithKline PLC	217,743	4,662
National Grid PLC	353,971	3,483
Pearson PLC	275,546	5,220
Prudential PLC	620,331	7,169
Reckitt Benckiser Group PLC	82,899	4,577
Rolls-Royce Holdings PLC*	160,013	1,657
Standard Chartered PLC	228,343	6,000
Vodafone Group PLC	2,492,871	6,625
Weir Group (The) PLC	167,947	5,734

		61,565

United States - 3.9%
Mead Johnson Nutrition Co.	51,398	3,472
NII Holdings, Inc.*	58,808	2,492
Schlumberger Ltd.	45,397	3,922
Virgin Media, Inc.	118,172	3,537

		13,423

Total Common Stocks (1) (Cost $272,970)		321,814

PREFERRED STOCKS - 4.0%
Brazil - 1.7%
Itau Unibanco Holding S.A. ADR	249,865	5,884

Germany - 2.3%
Volkswagen A.G.	38,257	7,888

Total Preferred Stocks (1) (Cost $12,590)		13,772

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds -
Diversified Assets Portfolio (2) (3)	3,346,567	3,347

Total Investment Companies (Cost $3,347)		3,347

Total Investments - 98.6% (Cost $288,907)		338,933

Other Assets less Liabilities - 1.4%		4,929

NET ASSETS - 100.0%		$343,862

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,241,000 with net sales of approximately $2,894,000 during the three months ended June 30, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	11.2%
Consumer Staples	7.0
Energy	8.8
Financials	22.6
Health Care	6.3
Industrials	11.7
Information Technology	11.9
Materials	12.5
Telecommunication Services	5.1
Utilities	2.9

Total	100.0%

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the International Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG- TERM INVESTMENTS
Euro	24.5%
British Pound	21.7
Japanese Yen	13.4
United States Dollar	12.1
Swiss Franc	8.6
All other currencies less than 5%	19.7

Total	100.0%

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$296,868

Gross tax appreciation of investments	$56,853
Gross tax depreciation of investments	(14,788)

Net tax appreciation of investments	$42,065

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$3,537	$26,255	$—	$29,792
Consumer Staples	3,472	20,123	—	23,595
Energy	14,473	15,133	—	29,606
Financials	8,083	67,809	—	75,892
Health Care	—	20,992	—	20,992
Industrials	5,527	33,785	—	39,312
Information Technology	4,176	35,839	—	40,015
Materials	9,813	31,980	—	41,793
Telecommunication Services	2,492	14,594	—	17,086
Utilities	—	9,616	—	9,616
Preferred Stocks
Consumer Discretionary	—	7,887	—	7,887
Investment Companies	3,347	—	—	3,347

Total Investments	$54,920	$284,013	$—	$338,933

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Aerospace/Defense - 0.5%
General Dynamics Corp.	10,674	$795

Agriculture - 2.4%
Philip Morris International, Inc.	55,010	3,673

Auto Manufacturers - 0.8%
Ford Motor Co.*	93,004	1,282

Banks - 8.6%
Citigroup, Inc.	72,042	3,000
Comerica, Inc.	31,825	1,100
JPMorgan Chase & Co.	96,726	3,960
Morgan Stanley	57,415	1,321
U.S. Bancorp	56,583	1,443
Wells Fargo & Co.	89,086	2,500

		13,324

Beverages - 2.8%
Anheuser-Busch InBev N.V. ADR	25,784	1,496
Dr Pepper Snapple Group, Inc.	31,931	1,339
PepsiCo, Inc.	21,102	1,486

		4,321

Biotechnology - 3.0%
Celgene Corp.*	27,514	1,660
Gilead Sciences, Inc.*	34,966	1,448
Life Technologies Corp.*	28,348	1,476

		4,584

Coal - 1.0%
Arch Coal, Inc.	56,658	1,510

Computers - 10.0%
Apple, Inc.*	16,202	5,439
Brocade Communications Systems, Inc.*	200,600	1,296
EMC Corp.*	91,296	2,515
Hewlett-Packard Co.	46,644	1,698
International Business Machines Corp.	9,871	1,693
NetApp, Inc.*	21,410	1,130
Teradata Corp.*	27,836	1,676

		15,447

Cosmetics/Personal Care - 1.4%
Procter & Gamble (The) Co.	33,482	2,128

Diversified Financial Services - 2.8%
Charles Schwab (The) Corp.	130,834	2,152
Discover Financial Services	81,149	2,171

		4,323

Electric - 1.1%
Southern Co.	40,391	1,631

Electronics - 1.3%
TE Connectivity Ltd.	52,850	1,943

Food - 1.2%
General Mills, Inc.	50,854	1,893

Healthcare - Products - 2.4%
Baxter International, Inc.	26,094	1,558
Covidien PLC	40,618	2,162

		3,720

Healthcare - Services - 3.2%
Humana, Inc.	32,182	2,592
UnitedHealth Group, Inc.	44,204	2,280

		4,872

Home Builders - 1.1%
Pulte Group, Inc.*	229,323	1,757

Home Furnishings - 0.9%
Harman International Industries, Inc.	31,710	1,445

Insurance - 4.1%
CNO Financial Group, Inc.*	307,825	2,435
MGIC Investment Corp.*	212,877	1,267
Unum Group	41,647	1,061
XL Group PLC	68,181	1,498

		6,261

Internet - 2.0%
AOL, Inc.*	43,591	866
F5 Networks, Inc.*	8,608	949
Google, Inc., Class A*	2,587	1,310

		3,125

Machinery - Construction & Mining - 1.2%
Joy Global, Inc.	19,133	1,822

Machinery - Diversified - 0.7%
Cummins, Inc.	9,835	1,018

Media - 1.7%
Comcast Corp., Class A	59,604	1,510
Walt Disney (The) Co.	29,243	1,142

		2,652

Metal Fabrication/Hardware - 1.6%
Precision Castparts Corp.	14,778	2,433

Mining - 2.0%
Alcoa, Inc.	107,853	1,711

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Mining - 2.0% continued
Titanium Metals Corp.	72,111	$1,321

		3,032

Miscellaneous Manufacturing - 4.7%
Dover Corp.	29,189	1,979
General Electric Co.	201,891	3,808
Honeywell International, Inc.	25,685	1,530

		7,317

Oil & Gas - 12.0%
Apache Corp.	11,730	1,447
Chevron Corp.	38,551	3,965
Exxon Mobil Corp.	45,471	3,700
Noble Corp.	79,067	3,116
Noble Energy, Inc.	21,740	1,949
Petroleo Brasileiro S.A. ADR	58,037	1,965
Suncor Energy, Inc.	60,174	2,353

		18,495

Oil & Gas Services - 1.4%
Schlumberger Ltd.	25,516	2,205

Pharmaceuticals - 6.0%
Forest Laboratories, Inc.*	43,807	1,723
McKesson Corp.	17,730	1,483
Mead Johnson Nutrition Co.	22,246	1,503
Merck & Co., Inc.	71,840	2,535
Teva Pharmaceutical Industries Ltd. ADR	41,144	1,984

		9,228

Retail - 5.7%
Darden Restaurants, Inc.	33,187	1,651
Guess?, Inc.	38,356	1,613
Nordstrom, Inc.	46,522	2,184
Target Corp.	31,158	1,462
TJX Cos., Inc.	34,409	1,807

		8,717

Semiconductors - 0.9%
Xilinx, Inc.	37,614	1,372

Software - 2.0%
Blackboard, Inc.*	10,428	452
Oracle Corp.	82,182	2,705

		3,157

Telecommunications - 5.3%
AT&T, Inc.	61,342	1,927
CenturyLink, Inc.	52,706	2,131
Cisco Systems, Inc.	136,298	2,127
QUALCOMM, Inc.	34,764	1,974

		8,159

Transportation - 1.8%
Kansas City Southern*	47,153	2,798

Total Common Stocks (Cost $128,534)		150,439

INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,263,825	$1,264

Total Investment Companies (Cost $1,264)		1,264

Total Investments - 98.4% (Cost $129,798)		151,703

Other Assets less Liabilities - 1.6%		2,499

NET ASSETS - 100.0%		$154,202

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,502,000 with net sales of approximately $238,000 during the three months ended June 30, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011 the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$132,991

Gross tax appreciation of investments	$23,938
Gross tax depreciation of investments	(5,226)

Net tax appreciation of investments	$18,712

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	JUNE 30, 2011 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$150,439	(1)	$—	$—	$150,439
Investment Companies	1,264		—	—	1,264

Total Investments	$151,703		$—	$—	$151,703

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Aerospace/Defense - 2.9%
Boeing (The) Co.	18,030	$1,333
United Technologies Corp.	14,140	1,252

		2,585

Apparel - 3.2%
Coach, Inc.	18,260	1,167
Deckers Outdoor Corp.*	6,214	548
NIKE, Inc., Class B	12,658	1,139

		2,854

Auto Parts & Equipment - 2.3%
Johnson Controls, Inc.	50,610	2,108

Beverages - 2.9%
Green Mountain Coffee Roasters, Inc.*	15,235	1,360
PepsiCo, Inc.	18,350	1,292

		2,652

Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc.*	19,015	894
Celgene Corp.*	18,755	1,131
Human Genome Sciences, Inc.*	30,930	759
Illumina, Inc.*	17,480	1,314
Vertex Pharmaceuticals, Inc.*	12,995	676

		4,774

Chemicals - 2.0%
Air Products & Chemicals, Inc.	8,475	810
Monsanto Co.	14,195	1,030

		1,840

Computers - 13.6%
Apple, Inc.*	12,225	4,103
Cognizant Technology Solutions Corp., Class A*	23,547	1,727
EMC Corp.*	60,130	1,657
International Business Machines Corp.	10,715	1,838
NetApp, Inc.*	13,450	710
Riverbed Technology, Inc.*	28,240	1,118
Teradata Corp.*	18,450	1,111

		12,264

Diversified Financial Services - 2.9%
American Express Co.	33,245	1,719
IntercontinentalExchange, Inc.*	7,259	905

		2,624

Electronics - 0.7%
Trimble Navigation Ltd.*	15,825	627

Food - 1.3%
Whole Foods Market, Inc.	18,930	1,201

Healthcare - Products - 2.5%
Covidien PLC	15,525	827
Intuitive Surgical, Inc.*	3,809	1,417

		2,244

Internet - 8.5%
Amazon.com, Inc.*	12,215	2,498
F5 Networks, Inc.*	11,141	1,228
Google, Inc., Class A*	3,126	1,583
Netflix, Inc.*	3,894	1,023
OpenTable, Inc.*	5,197	432
priceline.com, Inc.*	1,881	963

		7,727

Machinery - Diversified - 3.9%
Cummins, Inc.	16,685	1,727
Deere & Co.	21,970	1,811

		3,538

Media - 1.4%
Walt Disney (The) Co.	31,690	1,237

Metal Fabrication/Hardware - 1.1%
Precision Castparts Corp.	5,825	959

Mining - 2.9%
BHP Billiton Ltd. ADR	11,180	1,058
Freeport-McMoRan Copper & Gold, Inc.	29,400	1,555

		2,613

Miscellaneous Manufacturing - 2.4%
Danaher Corp.	32,540	1,724
Polypore International, Inc.*	7,175	487

		2,211

Oil & Gas - 4.9%
Apache Corp.	11,595	1,431
Exxon Mobil Corp.	16,440	1,338
Suncor Energy, Inc.	23,970	937
Talisman Energy, Inc.	36,730	753

		4,459

Oil & Gas Services - 6.9%
Halliburton Co.	24,960	1,273
National Oilwell Varco, Inc.	30,045	2,350
Schlumberger Ltd.	29,830	2,577

		6,200

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Pharmaceuticals - 0.9%
Abbott Laboratories	16,025	$843

Retail - 7.1%
Costco Wholesale Corp.	10,925	888
Dick’s Sporting Goods, Inc.*	20,870	802
Lululemon Athletica, Inc.*	5,135	574
McDonald’s Corp.	13,160	1,110
Starbucks Corp.	33,340	1,317
Tiffany & Co.	21,485	1,687

		6,378

Semiconductors - 1.0%
ARM Holdings PLC ADR	31,780	904

Software - 8.6%
Autodesk, Inc.*	24,835	959
Cerner Corp.*	17,996	1,100
Citrix Systems, Inc.*	28,167	2,253
Oracle Corp.	33,535	1,104
Red Hat, Inc.*	17,895	821
Salesforce.com, Inc.*	10,260	1,528

		7,765

Telecommunications - 5.4%
Acme Packet, Inc.*	16,125	1,131
American Tower Corp., Class A*	15,620	817
Juniper Networks, Inc.*	21,577	680
QUALCOMM, Inc.	39,170	2,224

		4,852

Transportation - 1.6%
Kansas City Southern*	23,845	1,415

Total Common Stocks (Cost $74,772)		86,874

INVESTMENT COMPANIES - 3.8%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	3,406,420	3,406

Total Investment Companies (Cost $3,406)		3,406

Total Investments - 100.0% (Cost $78,178)		90,280

Other Assets less Liabilities - 0.0%		7

NET ASSETS - 100.0%		$90,287

(1)	At March 31,2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,143,000 with net purchases of approximately $2,263,000 during the three months ended June 30,2011.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$78,333

Gross tax appreciation of investments	$12,538
Gross tax depreciation of investments	(591)

Net tax appreciation of investments	$11,947

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$86,874	(1)	$—	$—	$86,874
Investment Companies	3,406		—	—	3,406

Total Investments	$90,280		$—	$—	$90,280

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.7%
Advertising - 2.9%
Omnicom Group, Inc.	108,770	$5,238

Aerospace/Defense - 1.9%
Boeing (The) Co.	45,480	3,362

Banks - 15.1%
Bank of America Corp.	433,610	4,752
Bank of New York Mellon (The) Corp.	96,685	2,477
BB&T Corp.	128,280	3,443
Goldman Sachs Group (The), Inc.	23,245	3,094
JPMorgan Chase & Co.	134,975	5,526
Morgan Stanley	117,405	2,702
Wells Fargo & Co.	177,440	4,979

		26,973

Beverages - 1.5%
PepsiCo, Inc.	37,560	2,645

Building Materials - 2.1%
Masco Corp.	310,420	3,734

Chemicals - 2.8%
Dow Chemical (The) Co.	137,320	4,944

Computers - 6.4%
Dell, Inc.*	242,690	4,046
Hewlett-Packard Co.	108,905	3,964
SanDisk Corp.*	83,535	3,467

		11,477

Diversified Financial Services - 5.9%
BlackRock, Inc.	19,449	3,731
Invesco Ltd.	75,525	1,767
Legg Mason, Inc.	151,710	4,970

		10,468

Food - 3.3%
Kellogg Co.	54,095	2,993
Kraft Foods, Inc., Class A	80,140	2,823

		5,816

Healthcare - Products - 2.7%
Medtronic, Inc.	125,000	4,816

Home Builders - 1.9%
Toll Brothers, Inc.*	164,780	3,418

Housewares - 2.0%
Newell Rubbermaid, Inc.	225,135	3,553

Insurance - 6.1%
Allstate (The) Corp.	110,845	3,384
MetLife, Inc.	80,490	3,531
Prudential Financial, Inc.	61,570	3,915

		10,830

Iron/Steel - 2.9%
APERAM (Registered)	48,453	1,565
ArcelorMittal (Registered)	105,070	3,652

		5,217

Leisure Time - 1.0%
Carnival Corp.	48,082	1,809

Media - 2.1%
McGraw-Hill (The) Cos., Inc.	91,310	3,827

Miscellaneous Manufacturing - 2.4%
General Electric Co.	224,820	4,240

Oil & Gas - 7.6%
Chevron Corp.	33,840	3,480
ConocoPhillips	36,350	2,733
Ensco PLC ADR	80,175	4,273
Exxon Mobil Corp.	38,520	3,135

		13,621

Oil & Gas Services - 4.5%
Baker Hughes, Inc.	59,585	4,324
Schlumberger Ltd.	44,040	3,805

		8,129

Pharmaceuticals - 5.5%
Merck & Co., Inc.	111,785	3,945
Pfizer, Inc.	143,908	2,964
Roche Holding A.G. ADR	69,105	2,900

		9,809

Retail - 4.2%
Home Depot (The), Inc.	106,965	3,874
Staples, Inc.	231,650	3,660

		7,534

Semiconductors - 3.0%
Intel Corp.	240,940	5,339

Software - 2.0%
Microsoft Corp.	138,825	3,610

Telecommunications - 8.7%
AT&T, Inc.	104,565	3,284
Cisco Systems, Inc.	362,820	5,664
Nokia OYJ ADR	556,710	3,574

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 100.7% continued
Telecommunications - 8.7% continued
QUALCOMM, Inc.	52,025	$2,955

		15,477

Tobacco - 2.2%
Philip Morris International, Inc.	57,980	3,871

Total Common Stocks (Cost $160,326)		179,757

INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	70,477	70

Total Investment Companies (Cost $70)		70

Total Investments - 100.7% (Cost $160,396)		179,827

Liabilities less Other Assets - (0.7)%		(1,304)

NET ASSETS - 100.0%		$178,523

(1)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,148,000 with net sales of approximately $1,078,000 in the Diversified Assets Portfolio of the Northern Institutional Funds during the three months ended June 30, 2011.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$161,464

Gross tax appreciation of investments	$26,295
Gross tax depreciation of investments	(7,932)

Net tax appreciation of investments	$18,363

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$179,757	(1)	$—	$—	$179,757
Investment Companies	70		—	—	70

Total Investments	$179,827		$—	$—	$179,827

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4%
Advertising - 0.1%
APAC Customer Services, Inc.*	2,183	$12
Harte-Hanks, Inc.	7,705	62
Marchex, Inc., Class B	3,616	32

		106

Aerospace/Defense - 1.3%
AAR Corp.	4,383	119
Aerovironment, Inc.*	1,301	46
Astronics Corp.*	3,265	101
Breeze-Eastern Corp.*	6,755	76
Cubic Corp.	4,347	222
Curtiss-Wright Corp.	5,945	192
Ducommun, Inc.	595	12
Esterline Technologies Corp.*	3,508	268
GenCorp, Inc.*	2,457	16
HEICO Corp.	4,717	258
Kaman Corp.	4,468	158
LMI Aerospace, Inc.*	739	18
Moog, Inc., Class A*	4,381	191
National Presto Industries, Inc.	1,005	102
Orbital Sciences Corp.*	6,814	115
SIFCO Industries, Inc.	560	9
Teledyne Technologies, Inc.*	4,664	235
Triumph Group, Inc.	2,604	259

		2,397

Agriculture - 0.3%
Alico, Inc.	1,231	32
Alliance One International, Inc.*	11,039	36
Andersons (The), Inc.	1,886	80
Cadiz, Inc.*	4,650	50
Griffin Land & Nurseries, Inc.	165	5
Tejon Ranch Co.*	3,066	105
Universal Corp.	2,183	82
Vector Group Ltd.	7,274	129

		519

Airlines - 0.5%
Alaska Air Group, Inc.*	3,946	270
Allegiant Travel Co.*	3,076	152
Hawaiian Holdings, Inc.*	2,020	12
JetBlue Airways Corp.*	26,496	162
Republic Airways Holdings, Inc.*	1,736	9
Skywest, Inc.	8,579	129
US Airways Group, Inc.*	20,300	181

		915

Apparel - 1.6%
Carter’s, Inc.*	6,415	197
Cherokee, Inc.	595	10
Columbia Sportswear Co.	2,778	176
CROCS, Inc.*	4,300	111
Deckers Outdoor Corp.*	4,671	412
G-III Apparel Group Ltd.*	2,323	80
Iconix Brand Group, Inc.*	10,472	253
Jones Group (The), Inc.	9,600	104
K-Swiss, Inc., Class A*	2,620	28
Maidenform Brands, Inc.*	595	17
Oxford Industries, Inc.	3,067	104
Perry Ellis International, Inc.*	2,898	73
Quiksilver, Inc.*	22,523	106
Skechers U.S.A., Inc., Class A*	4,366	63
Steven Madden Ltd.*	3,952	148
Superior Uniform Group, Inc.	714	8
Timberland (The) Co., Class A*	7,428	319
True Religion Apparel, Inc.*	4,777	139
Unifi, Inc.*	2,620	36
Warnaco Group (The), Inc.*	5,069	265
Weyco Group, Inc.	714	18
Wolverine World Wide, Inc.	8,288	346

		3,013

Auto Manufacturers - 0.1%
Force Protection, Inc.*	3,906	19
Wabash National Corp.*	8,600	81

		100

Auto Parts & Equipment - 0.8%
American Axle & Manufacturing Holdings, Inc.*	3,179	36
Amerigon, Inc.*	1,002	17
Cooper Tire & Rubber Co.	9,175	182
Dana Holding Corp.*	16,811	308
Dorman Products, Inc.*	2,311	92
Exide Technologies*	7,100	54
Fuel Systems Solutions, Inc.*	2,570	64
Meritor, Inc.*	2,342	38
Miller Industries, Inc.	893	17
Modine Manufacturing Co.*	7,952	122
Spartan Motors, Inc.	1,467	8
Standard Motor Products, Inc.	1,588	24
Superior Industries International, Inc.	5,232	116
Tenneco, Inc.*	7,315	322

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Auto Parts & Equipment - 0.8% continued
Titan International, Inc.	5,332	$129

		1,529

Banks - 4.8%
1st Source Corp.	6,125	127
Alliance Bancorp, Inc. of Pennsylvania	609	7
Alliance Financial Corp.	161	5
American National Bankshares, Inc.	2,917	54
Ameris Bancorp*	888	8
Ames National Corp.	2,887	52
Arrow Financial Corp.	2,899	71
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,605	45
Bancorp (The), Inc.*	1,588	17
Bancorp Rhode Island, Inc.	153	7
BancorpSouth, Inc.	11,300	140
Bank of Marin Bancorp	162	6
Bank of South Carolina Corp.	200	2
Bank of the Ozarks, Inc.	1,588	83
Banner Corp.	208	4
Bar Harbor Bankshares	1,886	53
BCB Bancorp, Inc.	714	8
Berkshire Bancorp, Inc.*	321	2
Boston Private Financial Holdings, Inc.	2,905	19
Bryn Mawr Bank Corp.	3,565	72
Camden National Corp.	893	29
Capital City Bank Group, Inc.	4,376	45
Cardinal Financial Corp.	1,290	14
Cass Information Systems, Inc.	164	6
Cathay General Bancorp	8,457	139
Center Bancorp, Inc.	6,132	64
Centerstate Banks, Inc.	720	5
Century Bancorp, Inc., Class A	2,810	74
Chemical Financial Corp.	5,022	94
Citizens & Northern Corp.	738	11
City Holding Co.	2,918	96
CoBiz Financial, Inc.	1,764	12
Columbia Banking System, Inc.	3,628	62
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	3,471	86
Community Trust Bancorp, Inc.	2,743	76
CVB Financial Corp.	14,771	137
Eagle Bancorp, Inc.*	4,376	58
Enterprise Bancorp, Inc.	705	11
Enterprise Financial Services Corp.	862	12
Farmers Capital Bank Corp.*	712	4
Fidelity Southern Corp.*	1,755	12
Financial Institutions, Inc.	4,069	67
First Bancorp	893	9
First Bancorp, Inc.	3,483	52
First Busey Corp.	16,787	89
First Community Bancshares, Inc.	4,962	69
First Financial Bancorp	7,825	131
First Financial Bankshares, Inc.	3,274	113
First Financial Corp.	3,071	101
First Horizon National Corp. - (Fractional Shares)*	38,609	—
First Merchants Corp.	1,310	12
First Midwest Bancorp, Inc.	8,569	105
First of Long Island (The) Corp.	2,630	73
First South Bancorp, Inc.	560	2
FirstMerit Corp.	13,525	223
FNB Corp.	15,525	161
German American Bancorp, Inc.	441	7
Glacier Bancorp, Inc.	8,599	116
Great Southern Bancorp, Inc.	6,276	119
Guaranty Bancorp*	5,241	7
Hancock Holding Co.	8,313	258
Hanmi Financial Corp.*	1,295	1
Hawthorn Bancshares, Inc.	589	4
Heartland Financial USA, Inc.	712	10
Heritage Financial Corp.	705	9
IBERIABANK Corp.	3,659	211
Independent Bank Corp.	3,781	99
International Bancshares Corp.	5,836	98
Jeffersonville Bancorp	214	2
Lakeland Bancorp, Inc.	7,651	76
Lakeland Financial Corp.	1,159	26
MainSource Financial Group, Inc.	1,292	11
MB Financial, Inc.	6,690	129
Merchants Bancshares, Inc.	2,640	65
Metro Bancorp, Inc.*	873	10
Middleburg Financial Corp.	2,778	41
Midsouth Bancorp, Inc.	856	12
MidWestOne Financial Group, Inc.	564	8
Nara Bancorp, Inc.*	1,010	8
National Bankshares, Inc.	2,038	51
NBT Bancorp, Inc.	5,225	116
Northrim BanCorp, Inc.	3,199	61
Norwood Financial Corp.	2,051	54

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Banks - 4.8% continued
Ohio Valley Banc Corp.	813	$14
Old National Bancorp	10,171	110
Oriental Financial Group, Inc.	8,227	106
Orrstown Financial Services, Inc.	1,886	50
Pacific Capital Bancorp*	186	6
Pacific Continental Corp.	873	8
PacWest Bancorp	5,197	107
Park National Corp.	2,200	145
Peapack Gladstone Financial Corp.	720	8
Peoples Bancorp, Inc.	893	10
Peoples Financial Corp.	421	6
Pinnacle Financial Partners, Inc.*	4,962	77
Porter Bancorp, Inc.	723	4
Premier Financial Bancorp, Inc.*	1,020	7
PrivateBancorp, Inc.	5,376	74
Prosperity Bancshares, Inc.	5,962	261
QCR Holdings, Inc.	716	6
Renasant Corp.	2,320	34
Republic Bancorp, Inc., Class A	1,607	32
Republic First Bancorp, Inc.*	1,598	4
S&T Bancorp, Inc.	5,240	97
S.Y. Bancorp, Inc.	2,913	68
Sandy Spring Bancorp, Inc.	4,366	79
Savannah Bancorp (The), Inc.*	712	5
SCBT Financial Corp.	4,329	124
Seacoast Banking Corp. of Florida*	4,639	7
Shore Bancshares, Inc.	893	6
Sierra Bancorp	893	10
Signature Bank*	5,002	286
Simmons First National Corp., Class A	2,926	75
Southern National Bancorp of Virginia, Inc.*	712	5
Southside Bancshares, Inc.	3,069	61
Southwest Bancorp, Inc.*	887	9
State Bancorp, Inc.	712	9
StellarOne Corp.	1,326	16
Sterling Bancorp	1,011	10
Sterling Financial Corp.*	3,900	63
Suffolk Bancorp	714	10
Sun Bancorp, Inc.*	1,877	7
Susquehanna Bancshares, Inc.	13,397	107
SVB Financial Group*	4,949	295
Synovus Financial Corp.	85,600	178
Texas Capital Bancshares, Inc.*	2,900	75
Tompkins Financial Corp.	2,709	106
Tower Bancorp, Inc.	1,588	44
TowneBank	1,611	22
Trico Bancshares	3,339	49
Trustco Bank Corp. NY	9,745	48
Trustmark Corp.	6,996	164
UMB Financial Corp.	5,241	219
Umpqua Holdings Corp.	15,574	180
Union First Market Bankshares Corp.	893	11
United Bancorp, Inc.	714	6
United Bankshares, Inc.	6,115	150
United Community Banks, Inc.*	376	4
Univest Corp. of Pennsylvania	595	9
Washington Banking Co.	705	9
Washington Trust Bancorp, Inc.	3,917	90
Webster Financial Corp.	6,847	144
WesBanco, Inc.	2,765	54
West Bancorporation, Inc.	1,175	10
Westamerica Bancorporation	3,637	179
Western Alliance Bancorp*	1,870	13
Wilshire Bancorp, Inc.*	744	2
Wintrust Financial Corp.	3,066	99
Yadkin Valley Financial Corp.*	2,334	5

		8,935

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	893	80
Coca-Cola Bottling Co. Consolidated	1,872	127
Craft Brewers Alliance, Inc.*	8,200	70
Farmer Bros. Co.	7,389	75
National Beverage Corp.	3,332	49
Peet’s Coffee & Tea, Inc.*	1,030	59

		460

Biotechnology - 1.6%
Acorda Therapeutics, Inc.*	7,095	229
Affymax, Inc.*	1,913	13
Arena Pharmaceuticals, Inc.*	5,531	8
Ariad Pharmaceuticals, Inc.*	16,555	188
Arqule, Inc.*	2,306	14
BioCryst Pharmaceuticals, Inc.*	1,177	5
Cambrex Corp.*	16,322	75
Celldex Therapeutics, Inc.*	8,176	29
Chelsea Therapeutics International, Ltd.*	2,608	13
Cubist Pharmaceuticals, Inc.*	6,848	246
Curis, Inc.*	2,326	8

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Biotechnology - 1.6% continued
Cytokinetics, Inc.*	3,771	$5
Emergent Biosolutions, Inc.*	3,771	85
Enzo Biochem, Inc.*	1,757	8
Enzon Pharmaceuticals, Inc.*	14,689	148
Exelixis, Inc.*	15,441	138
Geron Corp.*	8,435	34
GTx, Inc.*	1,910	9
Harvard Bioscience, Inc.*	2,464	13
Idera Pharmaceuticals, Inc.*	1,886	4
Immunogen, Inc.*	5,944	72
Immunomedics, Inc.*	19,060	78
Incyte Corp. Ltd.*	10,929	207
InterMune, Inc.*	7,111	255
Lexicon Pharmaceuticals, Inc.*	2,196	4
Ligand Pharmaceuticals, Inc., Class B*	705	8
Maxygen, Inc.	3,356	18
Medicines (The) Co.*	8,973	148
Micromet, Inc.*	7,864	45
Momenta Pharmaceuticals, Inc.*	6,127	119
Myriad Genetics, Inc.*	5,100	116
Nanosphere, Inc.*	2,038	4
Novavax, Inc.*	3,186	6
NPS Pharmaceuticals, Inc.*	2,759	26
OncoGenex Pharmaceutical, Inc.*	5,895	100
PDL BioPharma, Inc.	15,286	90
Peregrine Pharmaceuticals, Inc.*	14,395	27
Protalix BioTherapeutics, Inc.*	7,585	48
Repligen Corp.*	4,417	16
RTI Biologics, Inc.*	4,514	12
Sangamo Biosciences, Inc.*	4,079	24
Seattle Genetics, Inc.*	8,866	182
Sequenom, Inc.*	5,259	40
SuperGen, Inc.*	2,027	6
Vical, Inc.*	2,338	10

		2,933

Building Materials - 0.8%
AAON, Inc.	2,208	48
Apogee Enterprises, Inc.	7,789	100
Builders FirstSource, Inc.*	2,329	5
Comfort Systems USA, Inc.	7,697	82
Drew Industries, Inc.	6,848	169
Eagle Materials, Inc.	4,673	130
Gibraltar Industries, Inc.*	1,768	20
Interline Brands, Inc.*	6,681	123
Louisiana-Pacific Corp.*	10,916	89
LSI Industries, Inc.	1,318	10
NCI Building Systems, Inc.*	291	3
Quanex Building Products Corp.	3,616	59
Simpson Manufacturing Co., Inc.	5,259	157
Texas Industries, Inc.	2,600	108
Trex Co., Inc.*	3,787	93
Universal Forest Products, Inc.	3,488	84
USG Corp.*	7,800	112

		1,392

Chemicals - 2.7%
A. Schulman, Inc.	5,690	143
Aceto Corp.	16,691	112
American Vanguard Corp.	4,320	56
Arch Chemicals, Inc.	4,201	145
Balchem Corp.	2,481	109
Chemtura Corp.*	3,900	71
Codexis, Inc.*	597	6
Ferro Corp.*	9,761	131
Georgia Gulf Corp.*	5,081	123
H.B. Fuller Co.	7,715	188
Hawkins, Inc.	2,818	102
Innophos Holdings, Inc.	3,833	187
Innospec, Inc.*	6,392	215
KMG Chemicals, Inc.	2,778	47
Landec Corp.*	1,733	11
Minerals Technologies, Inc.	2,345	155
NewMarket Corp.	2,173	371
Olin Corp.	8,893	202
OM Group, Inc.*	3,474	141
Omnova Solutions, Inc.*	4,962	35
PolyOne Corp.	11,213	173
Quaker Chemical Corp.	3,923	169
Rockwood Holdings, Inc.*	6,658	368
Sensient Technologies Corp.	5,546	206
Solutia, Inc.*	13,975	319
Spartech Corp.*	3,363	20
Stepan Co.	2,191	155
TPC Group, Inc.*	2,300	90
W.R. Grace & Co.*	9,876	451
Westlake Chemical Corp.	7,874	409
Zep, Inc.	4,197	79
Zoltek Cos., Inc.*	2,741	29

		5,018

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Coal - 0.3%
Cloud Peak Energy, Inc.*	7,800	$166
James River Coal Co.*	3,943	82
Patriot Coal Corp.*	9,900	221
Westmoreland Coal Co.*	739	13

		482

Commercial Services - 6.1%
Aaron’s, Inc.	2,700	76
ABM Industries, Inc.	5,944	139
Acacia Research - Acacia Technologies*	5,500	202
Advance America Cash Advance Centers, Inc.	4,526	31
Advisory Board (The) Co.*	3,045	176
Albany Molecular Research, Inc.*	3,204	15
American Public Education, Inc.*	1,588	71
American Reprographics Co.*	3,367	24
Arbitron, Inc.	4,963	205
Asset Acceptance Capital Corp.*	1,161	5
AVEO Pharmaceuticals, Inc.*	3,800	78
Barrett Business Services, Inc.	893	13
Bridgepoint Education, Inc.*	3,200	80
Capella Education Co.*	1,449	61
Cardtronics, Inc.*	2,625	62
Career Education Corp.*	7,500	159
CBIZ, Inc.*	9,899	73
CDI Corp.	1,472	20
Cenveo, Inc.*	3,794	24
Chemed Corp.	4,346	285
Collectors Universe	4,000	59
Consolidated Graphics, Inc.*	1,290	71
Convergys Corp.*	11,211	153
Corinthian Colleges, Inc.*	7,403	32
Corporate Executive Board (The) Co.	4,182	183
Corvel Corp.*	2,783	130
CoStar Group, Inc.*	2,785	165
CPI Corp.	3,993	52
CRA International, Inc.*	3,364	91
Cross Country Healthcare, Inc.*	2,889	22
Deluxe Corp.	6,391	158
Dollar Financial Corp.*	5,429	118
Dollar Thrifty Automotive Group, Inc.*	3,076	227
Electro Rent Corp.	6,733	115
Euronet Worldwide, Inc.*	5,100	79
ExlService Holdings, Inc.*	4,663	108
Forrester Research, Inc.	4,794	158
Franklin Covey Co.*	1,155	11
FTI Consulting, Inc.*	5,400	205
Geo Group (The), Inc.*	10,637	245
Global Cash Access Holdings, Inc.*	5,377	17
Great Lakes Dredge & Dock Corp.	4,202	23
H&E Equipment Services, Inc.*	2,451	34
Hackett Group (The), Inc.*	2,773	14
Healthcare Services Group, Inc.	9,760	159
Hill International, Inc.*	1,453	8
Hillenbrand, Inc.	9,800	232
HMS Holdings Corp.*	3,626	279
Huron Consulting Group, Inc.*	1,766	53
ICF International, Inc.*	887	22
Information Services Group, Inc.*	3,195	6
Insperity, Inc.	4,543	134
Integramed America, Inc.*	1,167	11
Intersections, Inc.	1,328	24
K12, Inc.*	3,588	119
Kelly Services, Inc., Class A*	5,656	93
Kendle International, Inc.*	10,371	156
Kenexa Corp.*	3,100	74
Kforce, Inc.*	6,253	82
Korn/Ferry International*	5,331	117
Landauer, Inc.	1,763	109
Learning Tree International, Inc.	712	6
Live Nation Entertainment, Inc.*	16,821	193
Mac-Gray Corp.	1,007	16
MAXIMUS, Inc.	3,941	326
McGrath Rentcorp	4,675	131
Medifast, Inc.*	595	14
Midas, Inc.*	893	6
MoneyGram International, Inc.*	2,021	7
Monro Muffler Brake, Inc.	4,501	168
Monster Worldwide, Inc.*	13,200	193
Multi-Color Corp.	2,804	69
National Research Corp.	1,221	45
Navigant Consulting, Inc.*	7,872	83
Net 1 UEPS Technologies, Inc.*	7,145	62
Nobel Learning Communities, Inc.*	398	5
Odyssey Marine Exploration, Inc.*	4,057	13
On Assignment, Inc.*	1,306	13
Parexel International Corp.*	8,159	192
PDI, Inc.*	1,197	8
PHH Corp.*	7,721	158

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Commercial Services - 6.1% continued
Pre-Paid Legal Services, Inc.*	2,778	$185
Providence Service (The) Corp.*	6,308	80
QC Holdings, Inc.	1,458	6
Rent-A-Center, Inc.	7,842	240
Resources Connection, Inc.	7,116	86
Rollins, Inc.	14,092	287
RSC Holdings, Inc.*	6,554	78
Rural/Metro Corp.*	2,476	43
SFN Group, Inc.*	13,215	120
Sotheby’s	8,347	363
Standard Parking Corp.*	5,247	84
StarTek, Inc.*	1,159	4
Steiner Leisure Ltd.*	1,607	73
Stewart Enterprises, Inc., Class A	6,980	51
Strayer Education, Inc.	1,700	215
SuccessFactors, Inc.*	7,971	234
Team, Inc.*	3,766	91
TeleTech Holdings, Inc.*	7,857	166
TNS, Inc.*	2,895	48
Transcend Services, Inc.*	3,460	102
TrueBlue, Inc.*	5,400	78
Universal Technical Institute, Inc.*	1,765	35
Valassis Communications, Inc.*	6,674	202
Viad Corp.	4,959	110
VistaPrint N.V.*	5,128	245
Volt Information Sciences, Inc.*	2,331	23
Wright Express Corp.*	7,145	372

		11,276

Computers - 2.2%
3D Systems Corp.*	4,878	96
Agilysys, Inc.*	9,762	81
Astro-Med, Inc.	463	4
CACI International, Inc., Class A*	4,171	263
CIBER, Inc.*	6,986	39
Cogo Group, Inc.*	11,749	63
Computer Services, Inc.	2,600	78
Computer Task Group, Inc.*	3,058	40
Cray, Inc.*	1,458	9
Datalink Corp.*	1,612	11
Digimarc Corp.*	2,778	97
Dynamics Research Corp.*	893	12
iGate Corp.	3,067	50
Imation Corp.*	3,055	29
Immersion Corp.*	2,332	20
Insight Enterprises, Inc.*	8,157	145
Integral Systems, Inc.*	1,018	12
Jack Henry & Associates, Inc.	10,831	325
LivePerson, Inc.*	2,467	35
Manhattan Associates, Inc.*	4,231	146
Mattersight Corp.*	1,886	11
Mentor Graphics Corp.*	12,454	160
Mercury Computer Systems, Inc.*	2,451	46
MTS Systems Corp.	4,634	194
Ness Technologies, Inc.*	1,616	12
Netscout Systems, Inc.*	2,778	58
PAR Technology Corp.*	4,011	15
Quantum Corp.*	16,870	56
Radiant Systems, Inc.*	5,181	108
Radisys Corp.*	1,018	8
Rimage Corp.	442	6
Riverbed Technology, Inc.*	14,746	584
Silicon Graphics International Corp.*	1,878	32
SRA International, Inc., Class A*	7,286	225
STEC, Inc.*	4,664	79
Stratasys, Inc.*	3,847	130
Super Micro Computer, Inc.*	705	11
SYKES Enterprises, Inc.*	5,539	119
Synaptics, Inc.*	5,371	138
Syntel, Inc.	4,647	275
Tier Technologies, Inc.*	1,142	6
Transact Technologies, Inc.*	1,020	12
Unisys Corp.*	4,950	127
Virtusa Corp.*	1,009	19

		3,986

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	4,229	123
Inter Parfums, Inc.	5,466	126
Revlon, Inc., Class A*	595	10

		259

Distribution/Wholesale - 1.1%
Beacon Roofing Supply, Inc.*	7,708	176
BlueLinx Holdings, Inc.*	2,774	6
Brightpoint, Inc.*	6,100	49
Core-Mark Holding Co., Inc.*	298	11
GTSI Corp.*	10,161	55
Houston Wire & Cable Co.	2,193	34
MWI Veterinary Supply, Inc.*	2,153	174

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Distribution/Wholesale - 1.1% continued
Owens & Minor, Inc.	9,006	$311
Pool Corp.	7,284	217
Rentrak Corp.*	2,904	51
Scansource, Inc.*	5,259	197
School Specialty, Inc.*	4,078	59
Titan Machinery, Inc.*	893	26
United Stationers, Inc.	7,898	280
Watsco, Inc.	2,896	197
WESCO International, Inc.*	4,235	229

		2,072

Diversified Financial Services - 2.0%
American Capital Ltd.*	39,400	391
BGC Partners, Inc., Class A	2,178	17
Calamos Asset Management, Inc., Class A	2,052	30
California First National Bancorp	1,616	25
Cohen & Steers, Inc.	3,388	112
CompuCredit Holdings Corp.*	4,829	11
Credit Acceptance Corp.*	3,477	294
Diamond Hill Investment Group, Inc.	298	24
Doral Financial Corp.*	2,618	5
Duff & Phelps Corp., Class A	4,663	60
Edelman Financial Group, Inc.	1,896	15
Encore Capital Group, Inc.*	4,795	147
Epoch Holding Corp.	883	16
Evercore Partners, Inc., Class A	2,612	87
FBR & Co.*	4,958	17
First Marblehead (The) Corp.*	1,758	3
GAMCO Investors, Inc., Class A	2,754	128
GFI Group, Inc.	11,362	52
Gleacher & Co., Inc.*	2,329	5
Harris & Harris Group, Inc.*	1,588	8
Hercules Technology Growth Capital, Inc.	3,056	32
Higher One Holdings, Inc.*	5,800	110
Institutional Financial Markets, Inc.	894	3
Interactive Brokers Group, Inc., Class A	8,469	133
Intl. FCStone, Inc.*	4,489	109
Investment Technology Group, Inc.*	4,366	61
JMP Group, Inc.	1,013	7
KBW, Inc.	4,500	84
Knight Capital Group, Inc., Class A*	9,328	103
MarketAxess Holdings, Inc.	5,230	131
MF Global Holdings Ltd.*	17,900	139
MicroFinancial, Inc.	2,341	13
National Financial Partners Corp.*	7,403	85
Nelnet, Inc., Class A	6,567	145
NewStar Financial, Inc.*	1,871	20
Ocwen Financial Corp.*	5,667	72
optionsXpress Holdings, Inc.	6,261	104
Penson Worldwide, Inc.*	2,187	8
Piper Jaffray Cos.*	2,887	83
Portfolio Recovery Associates, Inc.*	1,723	146
Pzena Investment Management, Inc., Class A	4,635	26
Siebert Financial Corp.*	858	1
Stifel Financial Corp.*	6,345	228
SWS Group, Inc.	2,778	17
U.S. Global Investors, Inc., Class A	1,290	9
Virtus Investment Partners, Inc.*	2,742	166
Westwood Holdings Group, Inc.	560	21
World Acceptance Corp.*	3,474	228

		3,731

Electric - 1.6%
Allete, Inc.	3,771	155
Avista Corp.	7,558	194
Black Hills Corp.	4,069	122
Central Vermont Public Service Corp.	4,063	147
Cleco Corp.	9,145	319
El Paso Electric Co.	7,251	234
Empire District Electric (The) Co.	2,247	43
GenOn Energy, Inc.*	45,100	174
IDACORP, Inc.	6,762	267
MGE Energy, Inc.	3,032	123
NorthWestern Corp.	5,259	174
Ormat Technologies, Inc.	1,600	35
Otter Tail Corp.	4,500	95
Pike Electric Corp.*	2,332	21
PNM Resources, Inc.	11,036	185
Portland General Electric Co.	12,350	312
UIL Holdings Corp.	5,700	184
Unisource Energy Corp.	4,780	179
Unitil Corp.	2,613	69

		3,032

Electrical Components & Equipment - 0.9%
Advanced Battery Technologies, Inc.*	72,207	72
Advanced Energy Industries, Inc.*	4,500	67
American Superconductor Corp.*	4,366	39
A-Power Energy Generation Systems Ltd.*	5,954	10
Belden, Inc.	6,095	212

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Electrical Components & Equipment - 0.9% continued
China BAK Battery, Inc.*	1,588	$2
Encore Wire Corp.	1,578	38
EnerSys*	6,381	220
General Cable Corp.*	6,603	281
GrafTech International Ltd.*	9,290	188
Graham Corp.	2,597	53
Harbin Electric, Inc.*	1,185	18
Insteel Industries, Inc.	2,038	26
Littelfuse, Inc.	2,476	145
Nexxus Lighting, Inc.*	2,331	7
Orion Energy Systems, Inc.*	1,448	6
Powell Industries, Inc.*	1,290	47
Power-One, Inc.*	6,095	49
PowerSecure International, Inc.*	1,588	11
Satcon Technology Corp.*	3,051	7
SunPower Corp., Class A*	682	13
Ultralife Corp.*	2,490	12
Universal Display Corp.*	4,069	143
Vicor Corp.	2,752	45

		1,711

Electronics - 2.3%
American Science & Engineering, Inc.	1,003	80
Analogic Corp.	2,616	138
Badger Meter, Inc.	3,765	139
Bel Fuse, Inc., Class B	1,731	38
Benchmark Electronics, Inc.*	6,971	115
Brady Corp., Class A	6,405	205
Checkpoint Systems, Inc.*	6,831	122
Coherent, Inc.*	3,700	205
CTS Corp.	7,578	73
CyberOptics Corp.*	1,693	16
Cymer, Inc.*	3,771	187
Daktronics, Inc.	3,922	42
DDi Corp.	1,587	15
Electro Scientific Industries, Inc.*	6,378	123
FARO Technologies, Inc.*	2,300	101
FEI Co.*	5,665	216
Identive Group, Inc.*	3,623	8
II-VI, Inc.*	6,726	172
Image Sensing Systems, Inc.*	858	10
L-1 Identity Solutions, Inc.*	9,700	114
Measurement Specialties, Inc.*	3,339	119
MEMSIC, Inc.*	2,461	8
Mesa Laboratories, Inc.	298	9
Methode Electronics, Inc.	8,161	95
Microvision, Inc.*	3,207	4
Mocon, Inc.	6,780	104
Multi-Fineline Electronix, Inc.*	3,829	83
Newport Corp.*	7,419	135
NVE Corp.*	1,641	96
OSI Systems, Inc.*	1,300	56
Park Electrochemical Corp.	3,311	93
Plexus Corp.*	5,089	177
Pulse Electronics Corp.	2,350	10
Rofin-Sinar Technologies, Inc.*	5,540	189
Rogers Corp.*	3,647	169
Sparton Corp.*	1,021	10
SRS Labs, Inc.*	1,020	10
Stoneridge, Inc.*	1,184	18
Taser International, Inc.*	4,358	20
Transcat, Inc.*	304	3
TTM Technologies, Inc.*	10,152	163
Viasystems Group, Inc.*	3,800	86
Vishay Intertechnology, Inc.*	3,797	57
Vishay Precision Group, Inc.*	285	5
Watts Water Technologies, Inc., Class A	4,778	169
Williams Controls, Inc.	1,011	12
Woodward, Inc.	8,435	294
X-Rite, Inc.*	2,616	13
Zygo Corp.*	1,290	17

		4,343

Energy - Alternate Sources - 0.1%
Ascent Solar Technologies, Inc.*	1,901	2
Clean Energy Fuels Corp.*	5,440	72
Comverge, Inc.*	739	2
FuelCell Energy, Inc.*	2,894	4
Green Plains Renewable Energy, Inc.*	712	8
Headwaters, Inc.*	5,259	16
Hoku Corp.*	3,339	5
REX American Resources Corp.*	5,977	99
Syntroleum Corp.*	3,357	5

		213

Engineering & Construction - 0.6%
Argan, Inc.*	1,030	10
Dycom Industries, Inc.*	7,657	125
EMCOR Group, Inc.*	7,112	209
ENGlobal Corp.*	3,056	9

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Engineering & Construction - 0.6% continued
Exponent, Inc.*	3,353	$146
Granite Construction, Inc.	4,241	104
Insituform Technologies, Inc., Class A*	4,092	86
Integrated Electrical Services, Inc.*	1,757	6
Layne Christensen Co.*	1,757	53
MasTec, Inc.*	8,446	167
Michael Baker Corp.*	4,369	92
National Technical Systems, Inc.*	6,245	43
Orion Marine Group, Inc.*	1,306	12
Sterling Construction Co., Inc.*	595	8
VSE Corp.	595	15

		1,085

Entertainment - 0.8%
Ascent Media Corp., Class A*	1,400	74
Bluegreen Corp.*	1,743	5
Carmike Cinemas, Inc.*	1,186	8
Churchill Downs, Inc.	2,473	112
Cinemark Holdings, Inc.	7,145	148
Dover Downs Gaming & Entertainment, Inc.	1,906	6
Great Wolf Resorts, Inc.*	2,912	9
International Speedway Corp., Class A	2,400	68
Isle of Capri Casinos, Inc.*	10,277	91
Lakes Entertainment, Inc.*	4,077	9
Multimedia Games Holding Co., Inc.*	1,757	8
National CineMedia, Inc.	5,250	89
Pinnacle Entertainment, Inc.*	6,725	100
Reading International, Inc., Class A*	1,312	6
Rick’s Cabaret International, Inc.*	6,900	58
Scientific Games Corp., Class A*	9,275	96
Shuffle Master, Inc.*	4,480	42
Six Flags Entertainment Corp.	6,600	247
Speedway Motorsports, Inc.	2,483	35
Vail Resorts, Inc.	4,476	207

		1,418

Environmental Control - 0.6%
Calgon Carbon Corp.*	5,259	89
Clean Harbors, Inc.*	2,773	286
Darling International, Inc.*	10,412	184
EnergySolutions, Inc.	3,659	18
Fuel Tech, Inc.*	1,463	10
Heritage-Crystal Clean, Inc.*	714	14
Metalico, Inc.*	1,461	9
Met-Pro Corp.	893	10
Mine Safety Appliances Co.	4,055	151
Perma-Fix Environmental Services*	4,229	6
Tetra Tech, Inc.*	8,566	193
TRC Cos., Inc.*	2,197	14
US Ecology, Inc.	2,740	47

		1,031

Food - 1.7%
Amcon Distributing Co.	515	36
Arden Group, Inc., Class A	1,235	114
B&G Foods, Inc.	9,839	203
Bridgford Foods Corp.	582	6
Calavo Growers, Inc.	595	13
Cal-Maine Foods, Inc.	3,184	102
Chiquita Brands International, Inc.*	6,982	91
Dean Foods Co.*	4,500	55
Diamond Foods, Inc.	2,309	176
Feihe International, Inc.*	298	2
Fresh Del Monte Produce, Inc.	5,400	144
Golden Enterprises, Inc.	670	2
Hain Celestial Group (The), Inc.*	5,976	199
HQ Sustainable Maritime Industries, Inc.*	1,159	3
Imperial Sugar Co.	595	12
Ingles Markets, Inc., Class A	4,220	70
J&J Snack Foods Corp.	3,345	167
Lancaster Colony Corp.	2,759	168
Lifeway Foods, Inc.*	298	3
M&F Worldwide Corp.*	2,183	56
Nash Finch Co.	1,588	57
Ruddick Corp.	5,111	223
Sanderson Farms, Inc.	3,044	145
Seneca Foods Corp., Class A*	298	8
Smart Balance, Inc.*	1,727	9
Snyders-Lance, Inc.	2,317	50
Spartan Stores, Inc.	2,603	51
SUPERVALU, Inc.	5,900	55
Tootsie Roll Industries, Inc.	5,690	166
TreeHouse Foods, Inc.*	4,937	270
United Natural Foods, Inc.*	5,665	242
Village Super Market, Inc., Class A	1,463	41
Weis Markets, Inc.	3,929	160

		3,099

Forest Products & Paper - 0.6%
Boise, Inc.	13,447	105

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Forest Products & Paper - 0.6% continued
Buckeye Technologies, Inc.	4,229	$114
Clearwater Paper Corp.*	1,756	120
Deltic Timber Corp.	1,000	54
KapStone Paper and Packaging Corp.*	1,141	19
Neenah Paper, Inc.	7,025	149
Orchids Paper Products Co.	595	8
P.H. Glatfelter Co.	10,067	155
Potlatch Corp.	5,978	211
Schweitzer-Mauduit International, Inc.	3,356	188
Wausau Paper Corp.	4,218	28

		1,151

Gas - 1.2%
Chesapeake Utilities Corp.	3,278	131
Delta Natural Gas Co., Inc.	153	5
Laclede Group (The), Inc.	2,490	94
New Jersey Resources Corp.	6,125	273
Nicor, Inc.	6,567	359
Northwest Natural Gas Co.	3,344	151
Piedmont Natural Gas Co., Inc.	9,619	291
RGC Resources, Inc.	345	11
South Jersey Industries, Inc.	4,373	238
Southwest Gas Corp.	7,368	285
WGL Holdings, Inc.	7,952	306

		2,144

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	3,639	171

Healthcare - Products - 4.1%
Abaxis, Inc.*	3,643	99
ABIOMED, Inc.*	7,859	127
Accuray, Inc.*	792	6
Affymetrix, Inc.*	7,427	59
Align Technology, Inc.*	8,416	192
Allied Healthcare Products*	428	2
Alphatec Holdings, Inc.*	1,871	7
American Medical Alert Corp.	1,509	8
Angiodynamics, Inc.*	3,500	50
Arthrocare Corp.*	3,400	114
AtriCure, Inc.*	2,645	34
Atrion Corp.	653	129
BioMimetic Therapeutics, Inc.*	6,032	31
Bovie Medical Corp.*	1,674	4
Bruker Corp.*	18,330	373
Cantel Medical Corp.	4,079	110
CardioNet, Inc.*	1,727	9
Cardiovascular Systems, Inc.*	6,395	93
Cepheid, Inc.*	8,440	292
Chindex International, Inc.*	5,656	77
Conceptus, Inc.*	5,664	66
CONMED Corp.*	4,962	141
Cooper (The) Cos., Inc.	1,290	102
CryoLife, Inc.*	1,312	7
Cutera, Inc.*	5,695	49
Cyberonics, Inc.*	4,103	115
Cynosure, Inc., Class A*	7,218	87
Daxor Corp.	560	6
DexCom, Inc.*	2,615	38
Endologix, Inc.*	5,084	47
Exactech, Inc.*	2,330	42
Female Health (The) Co.	1,151	6
Greatbatch, Inc.*	5,459	146
Haemonetics Corp.*	3,504	226
Hanger Orthopedic Group, Inc.*	2,779	68
Hansen Medical, Inc.*	2,167	7
ICU Medical, Inc.*	1,605	70
Immucor, Inc.*	9,589	196
Insulet Corp.*	2,334	52
Integra LifeSciences Holdings Corp.*	3,950	189
Invacare Corp.	5,954	198
IRIS International, Inc.*	5,659	57
Kensey Nash Corp.*	3,281	83
LCA-Vision, Inc.*	8,137	39
Luminex Corp.*	3,639	76
MAKO Surgical Corp.*	725	22
Masimo Corp.	6,385	190
Medical Action Industries, Inc.*	7,276	59
MELA Sciences, Inc.*	2,052	5
Merge Healthcare, Inc.*	2,320	12
Meridian Bioscience, Inc.	5,394	130
Merit Medical Systems, Inc.*	8,672	156
Natus Medical, Inc.*	4,700	71
NuVasive, Inc.*	3,804	125
NxStage Medical, Inc.*	2,634	55
OraSure Technologies, Inc.*	13,979	119
Orthofix International N.V.*	4,971	211
Palomar Medical Technologies, Inc.*	2,473	28
PSS World Medical, Inc.*	8,286	232
Quidel Corp.*	6,990	106

NORTHERN FUNDS QUARTERLY REPORT    29    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Healthcare - Products - 4.1% continued
Rochester Medical Corp.*	1,442	$13
Rockwell Medical Technologies, Inc.*	1,306	17
Sirona Dental Systems, Inc.*	6,550	348
SonoSite, Inc.*	3,900	137
Span-America Medical Systems, Inc.	421	6
Spectranetics Corp.*	1,588	10
Stereotaxis, Inc.*	2,481	9
STERIS Corp.	8,268	289
SurModics, Inc.*	2,332	26
Synovis Life Technologies, Inc.*	2,376	41
Thoratec Corp.*	6,200	203
TranS1, Inc.*	2,452	11
United-Guardian, Inc.	560	8
Utah Medical Products, Inc.	2,564	67
Vascular Solutions, Inc.*	6,010	75
Volcano Corp.*	7,264	235
West Pharmaceutical Services, Inc.	5,833	255
Wright Medical Group, Inc.*	4,700	71
Young Innovations, Inc.	2,597	74
Zoll Medical Corp.*	4,819	273

		7,618

Healthcare - Services - 2.0%
Air Methods Corp.*	2,453	183
Alliance HealthCare Services, Inc.*	5,801	22
Allied Healthcare International, Inc.*	2,892	7
Almost Family, Inc.*	2,309	63
Amedisys, Inc.*	4,226	113
American Dental Partners, Inc.*	11,225	146
Amsurg Corp.*	5,520	144
Assisted Living Concepts, Inc., Class A	8,212	138
Bio-Reference Labs, Inc.*	3,076	64
Capital Senior Living Corp.*	1,726	16
Centene Corp.*	7,264	258
Continucare Corp.*	6,120	38
Dynacq Healthcare, Inc.*	837	2
Emeritus Corp.*	6,656	141
Ensign Group (The), Inc.	1,588	48
Gentiva Health Services, Inc.*	4,383	91
Healthsouth Corp.*	10,634	279
Healthspring, Inc.*	8,152	376
IPC The Hospitalist Co., Inc.*	3,478	161
Kindred Healthcare, Inc.*	8,383	180
LHC Group, Inc.*	3,639	84
Magellan Health Services, Inc.*	5,239	287
Medcath Corp.*	3,930	53
Metropolitan Health Networks, Inc.*	4,072	20
Molina Healthcare, Inc.*	5,211	141
RadNet, Inc.*	16,784	74
Skilled Healthcare Group, Inc., Class A*	3,056	29
Sun Healthcare Group, Inc.*	1,592	13
Sunrise Senior Living, Inc.*	3,763	36
Triple-S Management Corp., Class B*	4,085	89
U.S. Physical Therapy, Inc.	4,372	108
WellCare Health Plans, Inc.*	6,347	326

		3,730

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	5,170	85
Harbinger Group, Inc.*	13,767	84
Resource America, Inc., Class A	2,177	13

		182

Home Builders - 0.5%
Amrep Corp.*	1,292	12
Beazer Homes USA, Inc.*	1,910	6
Brookfield Residential Properties, Inc.*	663	7
Cavco Industries, Inc.*	3,176	143
Hovnanian Enterprises, Inc., Class A*	1,877	4
KB Home	9,017	88
M/I Homes, Inc.*	869	11
MDC Holdings, Inc.	4,200	103
Meritage Homes Corp.*	5,700	129
Nobility Homes, Inc.*	858	7
Ryland Group (The), Inc.	5,259	87
Skyline Corp.	2,621	46
Thor Industries, Inc.	5,353	154
Winnebago Industries, Inc.*	4,927	48

		845

Home Furnishings - 0.4%
American Woodmark Corp.	3,803	66
Audiovox Corp., Class A*	1,141	9
DTS, Inc.*	2,021	82
Emerson Radio Corp.*	1,731	4
Ethan Allen Interiors, Inc.	5,800	123
Flexsteel Industries, Inc.	1,504	22
Furniture Brands International, Inc.*	3,479	14
Hooker Furniture Corp.	6,128	54
Kimball International, Inc., Class B	3,938	25
La-Z-Boy, Inc.*	8,880	88

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Home Furnishings - 0.4% continued
Sealy Corp.*	4,957	$12
Select Comfort Corp.*	5,400	97
Stanley Furniture Co., Inc.*	1,615	7
TiVo, Inc.*	10,471	108
Universal Electronics, Inc.*	1,160	29

		740

Household Products/Wares - 0.4%
ACCO Brands Corp.*	11,796	93
American Greetings Corp., Class A	5,113	123
Blyth, Inc.	860	43
Central Garden and Pet Co., Class A*	4,665	47
CSS Industries, Inc.	1,292	27
Ennis, Inc.	5,385	94
Helen of Troy Ltd.*	3,375	116
Oil-Dri Corp. of America	306	7
Prestige Brands Holdings, Inc.*	3,056	39
Standard Register (The) Co.	21,056	66
WD-40 Co.	4,088	160

		815

Housewares - 0.1%
Toro (The) Co.	3,200	194

Insurance - 2.6%
Alterra Capital Holdings Ltd.	11,731	262
American Equity Investment Life Holding Co.	9,911	126
American Safety Insurance Holdings Ltd.*	6,764	129
AMERISAFE, Inc.*	2,186	49
Amtrust Financial Services, Inc.	4,808	110
Argo Group International Holdings Ltd.	2,318	69
Baldwin & Lyons, Inc., Class B	3,911	91
Citizens, Inc.*	12,707	87
CNO Financial Group, Inc.*	29,247	231
Crawford & Co., Class B	17,851	126
Delphi Financial Group, Inc., Class A	6,275	183
Donegal Group, Inc., Class A	1,766	23
Eastern Insurance Holdings, Inc.	1,290	17
eHealth, Inc.*	5,373	72
EMC Insurance Group, Inc.	6,027	115
Employers Holdings, Inc.	6,900	116
FBL Financial Group, Inc., Class A	2,026	65
First Acceptance Corp.*	3,340	6
First American Financial Corp.	11,940	187
Flagstone Reinsurance Holdings S.A.	9,875	83
FPIC Insurance Group, Inc.*	2,916	122
GAINSCO, Inc.	714	6
Gerova Financial Group Ltd.*	3,500	1
Greenlight Capital Re Ltd., Class A*	4,505	118
Hallmark Financial Services, Inc.*	1,009	8
Harleysville Group, Inc.	3,908	122
Hilltop Holdings, Inc.*	3,060	27
Horace Mann Educators Corp.	4,196	65
Independence Holding Co.	1,020	11
Investors Title Co.	1,069	42
Kansas City Life Insurance Co.	2,033	63
Life Partners Holdings, Inc.	17,156	59
Maiden Holdings Ltd.	284	3
Meadowbrook Insurance Group, Inc.	3,950	39
MGIC Investment Corp.*	23,144	138
Montpelier Re Holdings Ltd.	10,190	183
National Interstate Corp.	3,481	80
National Western Life Insurance Co., Class A	604	96
OneBeacon Insurance Group Ltd., Class A	4,499	60
Phoenix (The) Cos., Inc.*	7,582	19
Platinum Underwriters Holdings Ltd.	5,366	178
PMI Group (The), Inc.*	3,193	3
Presidential Life Corp.	2,491	26
Primerica, Inc.	1,034	23
Primus Guaranty Ltd.*	2,171	11
ProAssurance Corp.*	4,134	289
Radian Group, Inc.	15,400	65
RLI Corp.	3,355	208
Safety Insurance Group, Inc.	2,599	109
SeaBright Holdings, Inc.	1,290	13
Selective Insurance Group, Inc.	6,252	102
Stewart Information Services Corp.	5,547	56
Symetra Financial Corp.	5,300	71
Tower Group, Inc.	4,812	115
Unico American Corp.	214	2
United Fire & Casualty Co.	5,384	94
Unitrin, Inc.	1,200	36
Universal American Corp.	8,137	89
Universal Insurance Holdings, Inc.	1,756	8

		4,907

Internet - 2.5%
1-800-FLOWERS.COM, Inc., Class A*	3,763	12
AboveNet, Inc.	2,200	155

NORTHERN FUNDS QUARTERLY REPORT    31    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Internet - 2.5% continued
AsiaInfo-Linkage, Inc.*	9,403	$156
Blue Coat Systems, Inc.*	4,237	93
Blue Nile, Inc.*	1,471	65
BroadSoft, Inc.*	1,800	69
Cogent Communications Group, Inc.*	8,271	141
comScore, Inc.*	3,206	83
Crexendo, Inc.	1,588	8
DealerTrack Holdings, Inc.*	7,707	177
Digital River, Inc.*	4,664	150
Earthlink, Inc.	19,482	150
ePlus, Inc.*	4,366	115
Global Sources Ltd.*	4,528	42
ICG Group, Inc.*	1,583	19
Infospace, Inc.*	3,336	30
Internap Network Services Corp.*	4,198	31
iPass, Inc.*	2,134	3
j2 Global Communications, Inc.*	6,116	173
Keynote Systems, Inc.	7,261	157
Lionbridge Technologies, Inc.*	2,905	9
Liquidity Services, Inc.*	4,635	109
LoopNet, Inc.*	6,094	112
ModusLink Global Solutions, Inc.	8,154	36
Move, Inc.*	5,089	11
NIC, Inc.	5,657	76
Nutrisystem, Inc.	3,076	43
Online Resources Corp.*	2,026	6
OpenTable, Inc.*	1,873	156
Openwave Systems, Inc.*	3,352	8
Orbitz Worldwide, Inc.*	3,392	8
Overstock.com, Inc.*	893	13
PC-Tel, Inc.*	1,457	9
Perficient, Inc.*	3,364	34
Rackspace Hosting, Inc.*	11,324	484
RealNetworks, Inc.*	12,633	43
S1 Corp.*	4,800	36
Saba Software, Inc.*	1,448	13
Safeguard Scientifics, Inc.*	1,326	25
Sapient Corp.*	11,038	166
Shutterfly, Inc.*	4,142	238
Sourcefire, Inc.*	3,052	91
Stamps.com, Inc.	5,393	72
support.com, Inc.*	3,056	15
TeleCommunication Systems, Inc., Class A*	6,550	32
Travelzoo, Inc.*	3,796	245
United Online, Inc.	8,590	52
ValueClick, Inc.*	10,640	177
VASCO Data Security International, Inc.*	3,357	42
VirnetX Holding Corp.*	2,900	84
Vocus, Inc.*	2,778	85
Web.com Group, Inc.*	2,040	25
Websense, Inc.*	6,855	178
Zix Corp.*	3,634	14

		4,576

Investment Companies - 0.4%
Apollo Investment Corp.	23,691	242
Arlington Asset Investment Corp., Class A	595	19
BlackRock Kelso Capital Corp.	11,642	104
Capital Southwest Corp.	855	79
Gladstone Investment Corp.	1,307	9
Kohlberg Capital Corp.	1,746	14
MCG Capital Corp.	5,080	31
Medallion Financial Corp.	1,004	10
NGP Capital Resources Co.	1,030	8
PennantPark Investment Corp.	1,290	14
Prospect Capital Corp.	10,467	106
Solar Capital Ltd.	2,900	72
TICC Capital Corp.	1,588	15
Triangle Capital Corp.	3,500	65

		788

Iron/Steel - 0.4%
AK Steel Holding Corp.	12,500	197
Carpenter Technology Corp.	5,100	294
China Precision Steel, Inc.*	2,783	3
Great Northern Iron Ore Properties	298	31
Schnitzer Steel Industries, Inc., Class A	2,600	150
Shiloh Industries, Inc.	1,736	19
Universal Stainless & Alloy*	2,917	136

		830

Leisure Time - 0.5%
Ambassadors Group, Inc.	893	8
Arctic Cat, Inc.*	3,800	51
Bowl America, Inc., Class A	560	7
Brunswick Corp.	3,025	62
Callaway Golf Co.	11,944	74
Interval Leisure Group, Inc.*	2,363	32
Johnson Outdoors, Inc., Class A*	2,215	38
Life Time Fitness, Inc.*	4,069	162

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Leisure Time - 0.5% continued
Marine Products Corp.*	2,907	$20
Polaris Industries, Inc.	3,762	418
Town Sports International Holdings, Inc.*	3,505	27

		899

Lodging - 0.2%
Ameristar Casinos, Inc.	3,671	87
Boyd Gaming Corp.*	1,325	12
Gaylord Entertainment Co.*	4,664	140
Marcus (The) Corp.	2,618	26
Monarch Casino & Resort, Inc.*	1,011	11
Morgans Hotel Group Co.*	8,678	62
Red Lion Hotels Corp.*	1,309	10

		348

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	3,500	129

Machinery - Diversified - 1.8%
Alamo Group, Inc.	595	14
Altra Holdings, Inc.*	3,344	80
Applied Industrial Technologies, Inc.	7,003	249
Briggs & Stratton Corp.	6,855	136
Cascade Corp.	2,059	98
Chart Industries, Inc.*	3,657	197
Cognex Corp.	4,500	160
Columbus McKinnon Corp.*	1,439	26
DXP Enterprises, Inc.*	3,993	101
Flow International Corp.*	2,462	9
Global Power Equipment Group, Inc.*	4,436	118
Gorman-Rupp (The) Co.	4,302	142
Hollysys Automation Technologies Ltd.*	4,400	41
Hurco Cos., Inc.*	1,159	37
Intermec, Inc.*	7,549	83
iRobot Corp.*	3,688	130
Kadant, Inc.*	858	27
Key Technology, Inc.*	4,860	79
Lindsay Corp.	1,588	109
Manitowoc (The) Co., Inc.	14,544	245
Middleby Corp.*	2,896	272
NACCO Industries, Inc., Class A	1,295	125
Nordson Corp.	8,676	476
Robbins & Myers, Inc.	4,560	241
Sauer-Danfoss, Inc.*	750	38
Tecumseh Products Co., Class A*	1,326	14
Tennant Co.	3,100	124
Twin Disc, Inc.	714	28

		3,399

Media - 0.6%
Courier Corp.	10,337	114
Crown Media Holdings, Inc., Class A*	4,502	9
Daily Journal Corp.*	500	35
DG FastChannel, Inc.*	3,636	116
Dolan (The) Co.*	893	7
Entercom Communications Corp., Class A*	6,700	58
Fisher Communications, Inc.*	562	17
Journal Communications, Inc., Class A*	4,642	24
Knology, Inc.*	2,753	41
LIN TV Corp., Class A*	3,924	19
LodgeNet Interactive Corp.*	1,886	6
Martha Stewart Living Omnimedia, Inc., Class A*	3,035	13
Meredith Corp.	3,777	118
New York Times (The) Co., Class A*	14,400	125
Nexstar Broadcasting Group, Inc., Class A*	2,038	17
Outdoor Channel Holdings, Inc.*	8,926	61
PRIMEDIA, Inc.	1,616	11
Saga Communications, Inc., Class A*	560	21
Scholastic Corp.	4,055	108
Sinclair Broadcast Group, Inc., Class A	6,275	69
Value Line, Inc.	3,045	41
World Wrestling Entertainment, Inc., Class A	7,874	75

		1,105

Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.*	5,803	96
Ampco-Pittsburgh Corp.	1,290	30
CIRCOR International, Inc.	2,927	125
Commercial Metals Co.	7,700	111
Dynamic Materials Corp.	3,518	79
Eastern (The) Co.	4,327	69
Furmanite Corp.*	7,868	62
Haynes International, Inc.	2,713	168
Kaydon Corp.	4,077	152
L.B. Foster Co., Class A	2,026	67
Lawson Products, Inc.	1,281	25
Mueller Industries, Inc.	5,954	226
Mueller Water Products, Inc., Class A	19,484	78
Northwest Pipe Co.*	2,335	61

NORTHERN FUNDS QUARTERLY REPORT    33    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Metal Fabrication/Hardware - 1.0% continued
Olympic Steel, Inc.	2,778	$76
Omega Flex, Inc.*	596	8
RBC Bearings, Inc.*	4,517	171
Sun Hydraulics Corp.	2,467	118
Worthington Industries, Inc.	9,464	219

		1,941

Mining - 0.9%
AMCOL International Corp.	2,597	99
Century Aluminum Co.*	4,700	74
Coeur d’Alene Mines Corp.*	9,800	238
General Moly, Inc.*	3,326	15
Globe Specialty Metals, Inc.	6,400	143
Gold Resource Corp.	5,100	127
Hecla Mining Co.*	32,300	248
Horsehead Holding Corp.*	9,468	126
Kaiser Aluminum Corp.	1,881	103
Materion Corp.*	1,898	70
Stillwater Mining Co.*	8,435	186
United States Lime & Minerals, Inc.*	1,588	65
Uranerz Energy Corp.*	9,725	29
Uranium Energy Corp.*	2,200	7
US Gold Corp.*	2,348	14
USEC, Inc.*	20,512	69

		1,613

Miscellaneous Manufacturing - 2.4%
A.O. Smith Corp.	5,235	221
Actuant Corp., Class A	6,240	167
Acuity Brands, Inc.	4,796	267
American Railcar Industries, Inc.*	714	17
Ameron International Corp.	1,290	85
AZZ, Inc.	2,906	133
Barnes Group, Inc.	6,685	166
Blount International, Inc.*	2,341	41
Brink’s (The) Co.	5,500	164
Ceradyne, Inc.*	5,078	198
Chase Corp.	565	9
CLARCOR, Inc.	5,546	262
Colfax Corp.*	2,780	69
Eastman Kodak Co.*	28,500	102
EnPro Industries, Inc.*	2,481	119
ESCO Technologies, Inc.	3,788	139
Federal Signal Corp.	15,070	99
FreightCar America, Inc.*	1,290	33
GP Strategies Corp.*	1,016	14
Griffon Corp.*	7,416	75
Hexcel Corp.*	8,065	177
Koppers Holdings, Inc.	2,317	88
LGL Group, Inc.*	4,137	41
LSB Industries, Inc.*	3,193	137
Matthews International Corp., Class A	4,923	198
Metabolix, Inc.*	2,332	17
Movado Group, Inc.	1,903	33
Myers Industries, Inc.	3,797	39
NL Industries, Inc.	3,762	69
PMFG, Inc.*	2,327	46
Polypore International, Inc.*	2,481	168
Raven Industries, Inc.	3,075	171
Smith & Wesson Holding Corp.*	1,605	5
Standex International Corp.	1,153	35
STR Holdings, Inc.*	5,700	85
Sturm Ruger & Co., Inc.	7,688	169
Tredegar Corp.	6,900	127
Trimas Corp.*	3,857	95
Trinity Industries, Inc.	9,172	320

		4,400

Office Furnishings - 0.3%
Herman Miller, Inc.	6,275	171
HNI Corp.	6,121	154
Interface, Inc., Class A	4,490	87
Knoll, Inc.	7,983	160
Steelcase, Inc., Class A	6,100	69
Virco Manufacturing Corp.	2,033	6

		647

Oil & Gas - 3.7%
Alon USA Energy, Inc.	3,632	41
Apco Oil and Gas International, Inc.	1,392	121
Approach Resources, Inc.*	3,790	86
ATP Oil & Gas Corp.*	5,219	80
Berry Petroleum Co., Class A	6,831	363
Bill Barrett Corp.*	5,093	236
Brigham Exploration Co.*	14,733	441
Callon Petroleum Co.*	7,124	50
Carrizo Oil & Gas, Inc.*	3,940	164
Cheniere Energy, Inc.*	5,106	47
Clayton Williams Energy, Inc.*	1,166	70
Comstock Resources, Inc.*	5,200	150

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Oil & Gas - 3.7% continued
Contango Oil & Gas Co.*	2,339	$137
CREDO Petroleum Corp.*	8,199	77
CVR Energy, Inc.*	4,790	118
Delek US Holdings, Inc.	3,779	59
Endeavour International Corp.*	1,180	18
Energy Partners Ltd.*	4,300	64
Energy XXI Bermuda Ltd.*	9,300	309
Evolution Petroleum Corp.*	8,100	57
Frontier Oil Corp.	12,715	411
FX Energy, Inc.*	4,953	43
Georesources, Inc.*	2,796	63
GMX Resources, Inc.*	1,010	4
Gran Tierra Energy, Inc.*	35,481	234
Gulfport Energy Corp.*	8,303	246
Harvest Natural Resources, Inc.*	5,506	61
Hercules Offshore, Inc.*	6,095	34
Holly Corp.*	5,223	362
Houston American Energy Corp.	1,432	26
Isramco, Inc.*	266	18
Kodiak Oil & Gas Corp.*	19,700	114
Magnum Hunter Resources Corp.*	7,700	52
McMoRan Exploration Co.*	12,100	224
Northern Oil and Gas, Inc.*	6,128	136
Panhandle Oil and Gas, Inc., Class A	3,893	115
Penn Virginia Corp.	8,669	114
Petroleum Development Corp.*	4,069	122
Petroquest Energy, Inc.*	11,336	80
Pioneer Drilling Co.*	9,338	142
PrimeEnergy Corp.*	4,608	108
Rex Energy Corp.*	6,332	65
Rosetta Resources, Inc.*	6,659	343
SandRidge Energy, Inc.*	25,326	270
Stone Energy Corp.*	5,585	170
Swift Energy Co.*	3,771	141
Texas Pacific Land Trust	1,588	72
Toreador Resources Corp.*	4,688	17
Vaalco Energy, Inc.*	12,667	76
Vanguard Natural Resources LLC	1,900	53
W&T Offshore, Inc.	3,500	91
Warren Resources, Inc.*	3,194	12
Western Refining, Inc.*	9,220	167
Zion Oil & Gas, Inc.*	1,310	8

		6,882

Oil & Gas Services - 2.0%
Basic Energy Services, Inc.*	6,710	211
Bolt Technology Corp.*	5,378	67
Cal Dive International, Inc.*	14,820	89
Complete Production Services, Inc.*	7,860	262
Dawson Geophysical Co.*	3,192	109
Dril-Quip, Inc.*	4,646	315
Exterran Holdings, Inc.*	8,000	159
Geokinetics, Inc.*	9,142	72
Global Industries Ltd.*	16,996	93
Gulf Island Fabrication, Inc.	2,889	93
Helix Energy Solutions Group, Inc.*	9,725	161
Hornbeck Offshore Services, Inc.*	4,640	128
ION Geophysical Corp.*	16,187	153
Key Energy Services, Inc.*	15,255	274
Lufkin Industries, Inc.	3,876	333
Matrix Service Co.*	3,357	45
Natural Gas Services Group, Inc.*	4,063	66
Newpark Resources, Inc.*	7,864	71
OYO Geospace Corp.*	656	66
RPC, Inc.	20,497	503
Targa Resources Corp.	5,400	181
Tetra Technologies, Inc.*	9,600	122
TGC Industries, Inc.*	1,604	10
Union Drilling, Inc.*	1,166	12
Willbros Group, Inc.*	10,897	93

		3,688

Packaging & Containers - 0.5%
AEP Industries, Inc.*	2,455	71
Graphic Packaging Holding Co.*	11,218	61
Rock-Tenn Co., Class A	5,543	368
Silgan Holdings, Inc.	9,148	375

		875

Pharmaceuticals - 2.3%
Acura Pharmaceuticals, Inc.*	18,284	71
Adolor Corp.*	1,241	2
Akorn, Inc.*	12,181	85
Alimera Sciences, Inc.*	4,066	33
Alkermes, Inc.*	8,730	162
Allos Therapeutics, Inc.*	7,550	16
Amicus Therapeutics, Inc.*	2,364	14
Ardea Biosciences, Inc.*	2,895	74
Array Biopharma, Inc.*	2,928	7
Auxilium Pharmaceuticals, Inc.*	4,069	80

NORTHERN FUNDS QUARTERLY REPORT    35    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Pharmaceuticals - 2.3% continued
AVANIR Pharmaceuticals, Inc., Class A*	19,484	$65
AVI BioPharma, Inc.*	3,180	5
Biodel, Inc.*	2,342	4
BioDelivery Sciences International, Inc.*	2,321	8
BioScrip, Inc.*	5,976	39
Biospecifics Technologies Corp.*	298	7
Catalyst Health Solutions, Inc.*	4,805	268
Cytori Therapeutics, Inc.*	1,182	6
Depomed, Inc.*	1,749	14
Durect Corp.*	3,795	8
Dyax Corp.*	2,777	6
Hi-Tech Pharmacal Co., Inc.*	2,200	64
Idenix Pharmaceuticals, Inc.*	2,486	12
Impax Laboratories, Inc.*	9,550	208
Infinity Pharmaceuticals, Inc.*	1,439	12
ISTA Pharmaceuticals, Inc.*	1,878	14
Jazz Pharmaceuticals, Inc.*	4,536	151
Lannett Co., Inc.*	1,726	9
Mannatech, Inc.*	1,603	2
MAP Pharmaceuticals, Inc.*	3,936	63
Medicis Pharmaceutical Corp., Class A	8,123	310
Medivation, Inc.*	7,557	162
Nabi Biopharmaceuticals*	6,384	34
Natural Alternatives International, Inc.*	867	4
Nature’s Sunshine Products, Inc.*	8,014	156
Nektar Therapeutics*	8,599	63
Neogen Corp.*	2,466	111
Neurocrine Biosciences, Inc.*	2,057	17
NeurogesX, Inc.*	10,267	18
Nutraceutical International Corp.*	2,022	31
Obagi Medical Products, Inc.*	5,083	48
Omega Protein Corp.*	1,147	16
Onyx Pharmaceuticals, Inc.*	7,343	259
Opko Health, Inc.*	11,213	41
Optimer Pharmaceuticals, Inc.*	1,761	21
Orexigen Therapeutics, Inc.*	20,519	33
Osiris Therapeutics, Inc.*	2,778	22
Pain Therapeutics, Inc.*	4,650	18
Par Pharmaceutical Cos., Inc.*	4,942	163
Pharmasset, Inc.*	2,183	245
PharMerica Corp.*	3,056	39
Pozen, Inc.*	1,439	6
Progenics Pharmaceuticals, Inc.*	1,613	12
Questcor Pharmaceuticals, Inc.*	7,400	178
Salix Pharmaceuticals Ltd.*	5,657	225
Santarus, Inc.*	2,457	8
Schiff Nutrition International, Inc.	1,472	16
Sciclone Pharmaceuticals, Inc.*	2,473	15
SIGA Technologies, Inc.*	7,147	70
Spectrum Pharmaceuticals, Inc.*	1,886	17
Sucampo Pharmaceuticals, Inc., Class A*	7,509	31
Synta Pharmaceuticals Corp.*	2,052	10
Targacept, Inc.*	2,900	61
Trimeris, Inc.*	3,339	8
USANA Health Sciences, Inc.*	1,588	50
Vanda Pharmaceuticals, Inc.*	893	6
Viropharma, Inc.*	12,433	230

		4,263

Pipelines - 0.1%
Crosstex Energy, Inc.	3,781	45
Niska Gas Storage Partners LLC	8,700	149

		194

Real Estate - 0.2%
American Realty Investors, Inc.*	714	2
Avatar Holdings, Inc.*	7,006	107
Consolidated-Tomoka Land Co.	2,024	58
Forestar Group, Inc.*	7,516	123
Kennedy-Wilson Holdings, Inc.	2,319	28
Stratus Properties, Inc.*	214	3
Transcontinental Realty Investors, Inc.*	182	—
United Capital Corp.*	1,367	41

		362

Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	5,649	115
Agree Realty Corp.	5,418	121
Alexander’s, Inc.	604	240
American Campus Communities, Inc.	9,459	336
Anworth Mortgage Asset Corp.	14,400	108
Apollo Commercial Real Estate Finance, Inc.	2,900	47
Arbor Realty Trust, Inc.*	3,501	16
ARMOUR Residential REIT, Inc.	9,000	66
Ashford Hospitality Trust, Inc.	19,183	239
Associated Estates Realty Corp.	5,683	92
BioMed Realty Trust, Inc.	16,514	318
Brandywine Realty Trust	13,967	162
BRT Realty Trust*	2,198	14

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Real Estate Investment Trusts - 6.9% continued
CapLease, Inc.	1,607	$8
Capstead Mortgage Corp.	7,415	99
CBL & Associates Properties, Inc.	19,992	362
Cedar Shopping Centers, Inc.	14,569	75
Chesapeake Lodging Trust	2,600	44
Cogdell Spencer, Inc.	1,301	8
Colonial Properties Trust	11,500	235
Colony Financial, Inc.	2,600	47
CommonWealth REIT	4,813	124
Cousins Properties, Inc.	12,812	109
CreXus Investment Corp.	3,800	42
Cypress Sharpridge Investments, Inc.	3,500	45
DCT Industrial Trust, Inc.	32,800	172
DiamondRock Hospitality Co.	22,441	241
DuPont Fabros Technology, Inc.	7,900	199
Dynex Capital, Inc.	734	7
EastGroup Properties, Inc.	3,194	136
Education Realty Trust, Inc.	15,911	136
Entertainment Properties Trust	6,762	316
Equity Lifestyle Properties, Inc.	3,484	218
Equity One, Inc.	7,146	133
Extra Space Storage, Inc.	14,310	305
FelCor Lodging Trust, Inc.*	14,496	77
First Industrial Realty Trust, Inc.*	3,472	40
First Potomac Realty Trust	5,220	80
Franklin Street Properties Corp.	8,300	107
Getty Realty Corp.	4,981	126
Gladstone Commercial Corp.	4,055	70
Glimcher Realty Trust	8,595	82
Gramercy Capital Corp.*	2,605	8
Gyrodyne Co. of America, Inc.*	153	10
Hatteras Financial Corp.	4,500	127
Healthcare Realty Trust, Inc.	11,745	242
Hersha Hospitality Trust	2,315	13
Highwoods Properties, Inc.	10,370	344
Home Properties, Inc.	5,449	332
Inland Real Estate Corp.	5,100	45
Invesco Mortgage Capital, Inc.	4,065	86
Investors Real Estate Trust	5,400	47
iStar Financial, Inc.*	10,343	84
Kilroy Realty Corp.	7,859	310
Kite Realty Group Trust	2,059	10
LaSalle Hotel Properties	10,142	267
Lexington Realty Trust	12,600	115
LTC Properties, Inc.	3,652	102
Medical Properties Trust, Inc.	16,152	186
MFA Financial, Inc.	41,024	330
Mid-America Apartment Communities, Inc.	5,381	363
Mission West Properties, Inc.	1,164	10
Monmouth Real Estate Investment Corp., Class A	8,022	68
MPG Office Trust, Inc.*	2,495	7
National Health Investors, Inc.	3,508	156
National Retail Properties, Inc.	13,738	337
Newcastle Investment Corp.	15,709	91
NorthStar Realty Finance Corp.	16,862	68
Omega Healthcare Investors, Inc.	13,474	283
One Liberty Properties, Inc.	887	14
Parkway Properties, Inc.	4,198	72
Pebblebrook Hotel Trust	2,600	52
Pennsylvania Real Estate Investment Trust	9,436	148
PennyMac Mortgage Investment Trust	2,900	48
PMC Commercial Trust	1,003	8
Post Properties, Inc.	7,957	324
PS Business Parks, Inc.	2,491	137
RAIT Financial Trust*	22,423	47
Ramco-Gershenson Properties Trust	5,093	63
Redwood Trust, Inc.	9,299	141
Resource Capital Corp.	8,275	52
Retail Opportunity Investments Corp.	11,100	119
Sabra Healthcare REIT, Inc.	5,392	90
Saul Centers, Inc.	2,577	101
Sovran Self Storage, Inc.	3,200	131
Starwood Property Trust, Inc.	2,034	42
Strategic Hotels & Resorts, Inc.*	16,533	117
Sun Communities, Inc.	6,097	227
Sunstone Hotel Investors, Inc.*	11,800	109
Tanger Factory Outlet Centers	11,764	315
Two Harbors Investment Corp.	5,100	55
UMH Properties, Inc.	893	10
Universal Health Realty Income Trust	1,467	59
Urstadt Biddle Properties, Inc., Class A	3,926	71
U-Store-It Trust	11,077	117
Walter Investment Management Corp.	6,613	147
Washington Real Estate Investment Trust	8,821	287
Winthrop Realty Trust	9,641	115

		12,776

NORTHERN FUNDS QUARTERLY REPORT    37    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Retail - 6.3%
99 Cents Only Stores*	7,984	$162
Aeropostale, Inc.*	9,900	173
AFC Enterprises, Inc.*	1,142	19
America’s Car-Mart, Inc.*	867	29
ANN, Inc.*	1,562	41
Asbury Automotive Group, Inc.*	5,681	105
Ascena Retail Group, Inc.*	15,420	525
Benihana, Inc., Class A*	7,857	82
Big 5 Sporting Goods Corp.	2,048	16
Biglari Holdings, Inc.*	300	117
BJ’s Restaurants, Inc.*	1,872	98
Bob Evans Farms, Inc.	2,629	92
Books-A-Million, Inc.	1,166	4
Brown Shoe Co., Inc.	8,459	90
Buckle (The), Inc.	4,069	174
Buffalo Wild Wings, Inc.*	3,076	204
Build-A-Bear Workshop, Inc.*	2,032	13
Cabela’s, Inc.*	8,006	217
California Pizza Kitchen, Inc.*	4,500	83
Carrols Restaurant Group, Inc.*	1,457	15
Casey’s General Stores, Inc.	7,719	340
Cash America International, Inc.	4,086	237
Cato (The) Corp., Class A	3,616	104
CEC Entertainment, Inc.	5,803	233
Cheesecake Factory (The), Inc.*	8,152	256
Children’s Place Retail Stores (The), Inc.*	4,069	181
Christopher & Banks Corp.	2,910	17
Citi Trends, Inc.*	1,290	19
Coinstar, Inc.*	3,797	207
Collective Brands, Inc.*	7,721	113
Conn’s, Inc.*	2,901	25
Cracker Barrel Old Country Store, Inc.	2,313	114
Denny’s Corp.*	2,309	9
Destination Maternity Corp.	900	18
Dillard’s, Inc., Class A	8,270	431
DineEquity, Inc.*	1,760	92
Domino’s Pizza, Inc.*	7,574	191
DSW, Inc., Class A*	8,040	407
Duckwall-ALCO Stores, Inc.*	858	9
Einstein Noah Restaurant Group, Inc.	744	11
Ezcorp, Inc., Class A*	6,300	224
Famous Dave’s of America, Inc.*	2,485	25
Finish Line (The), Inc., Class A	7,255	155
First Cash Financial Services, Inc.*	4,347	183
Fred’s, Inc., Class A	6,606	95
Frisch’s Restaurants, Inc.	3,701	86
Gaiam, Inc., Class A	858	4
Genesco, Inc.*	2,900	151
Golfsmith International Holdings, Inc.*	749	3
Group 1 Automotive, Inc.	2,778	114
Haverty Furniture Cos., Inc.	2,332	27
hhgregg, Inc.*	2,490	33
Hibbett Sports, Inc.*	5,088	207
HOT Topic, Inc.	3,485	26
HSN, Inc.*	4,500	148
Jack in the Box, Inc.*	7,431	169
Jos. A. Bank Clothiers, Inc.*	5,236	262
Kenneth Cole Productions, Inc., Class A*	1,611	20
Kirkland’s, Inc.*	1,588	19
Kona Grill, Inc.*	6,700	38
Krispy Kreme Doughnuts, Inc.*	3,474	33
Lithia Motors, Inc., Class A	1,601	31
Luby’s, Inc.*	1,580	9
Lumber Liquidators Holdings, Inc.*	2,550	65
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,150	10
Men’s Wearhouse (The), Inc.	6,252	211
New York & Co., Inc.*	2,463	12
Nu Skin Enterprises, Inc., Class A	7,263	273
O’Charleys, Inc.*	1,459	11
Office Depot, Inc.*	33,900	143
OfficeMax, Inc.*	7,118	56
P.F. Chang’s China Bistro, Inc.	3,797	153
Pacific Sunwear of California, Inc.*	8,283	22
Pantry (The), Inc.*	851	16
Papa John’s International, Inc.*	2,638	88
PC Connection, Inc.*	1,325	11
PC Mall, Inc.*	1,174	9
Penske Automotive Group, Inc.	10,023	228
Pep Boys - Manny, Moe & Jack	8,443	92
PetMed Express, Inc.	3,056	36
Pier 1 Imports, Inc.*	12,930	150
Pricesmart, Inc.	3,185	163
RadioShack Corp.	12,900	172
Red Robin Gourmet Burgers, Inc.*	6,748	246
Regis Corp.	5,523	85
Rite Aid Corp.*	6,220	8
Ruby Tuesday, Inc.*	7,408	80
Rush Enterprises, Inc., Class A*	5,681	108

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Retail - 6.3% continued
Ruth’s Hospitality Group Inc.*	3,474	$20
Saks, Inc.*	13,983	156
Sally Beauty Holdings, Inc.*	13,836	237
Shoe Carnival, Inc.*	595	18
Sonic Automotive, Inc., Class A	8,226	121
Sonic Corp.*	6,463	69
Stage Stores, Inc.	7,105	119
Stein Mart, Inc.	3,507	34
Steinway Musical Instruments, Inc.*	2,897	74
Susser Holdings Corp.*	879	14
Syms Corp.*	1,013	11
Systemax, Inc.*	4,500	67
Texas Roadhouse, Inc.	10,453	183
Tuesday Morning Corp.*	1,459	7
Ulta Salon Cosmetics & Fragrance, Inc.*	3,076	199
Vitamin Shoppe, Inc.*	3,000	137
West Marine, Inc.*	1,004	10
Wet Seal (The), Inc., Class A*	2,777	12
World Fuel Services Corp.	9,156	329
Zale Corp.*	2,754	15
Zumiez, Inc.*	2,023	51

		11,666

Savings & Loans - 1.3%
Abington Bancorp, Inc.	2,491	26
Astoria Financial Corp.	11,700	150
Bank Mutual Corp.	5,824	21
BankFinancial Corp.	2,028	17
Beacon Federal Bancorp, Inc.	5,600	77
Beneficial Mutual Bancorp, Inc.*	10,025	82
Berkshire Hills Bancorp, Inc.	6,191	139
Brookline Bancorp, Inc.	5,548	52
Cape Bancorp, Inc.*	1,165	12
Cheviot Financial Corp.	867	8
Chicopee Bancorp, Inc.*	893	13
Clifton Savings Bancorp, Inc.	3,077	34
Dime Community Bancshares	3,051	44
ESB Financial Corp.	672	9
ESSA Bancorp, Inc.	893	11
First Clover Leaf Financial Corp.	267	2
First Defiance Financial Corp.*	743	11
First Financial Holdings, Inc.	5,393	48
First Financial Northwest, Inc.*	1,009	5
First Niagara Financial Group, Inc.	14,103	186
First Pactrust Bancorp, Inc.	1,000	15
Flushing Financial Corp.	1,888	25
Fox Chase Bancorp, Inc.	6,428	87
Heritage Financial Group, Inc.	3,800	45
HF Financial Corp.	714	8
Hingham Institution for Savings	64	3
Home Federal Bancorp, Inc.	3,657	40
Investors Bancorp, Inc.*	3,474	49
Kaiser Federal Financial Group, Inc.	735	9
Kearny Financial Corp.	9,434	86
Kentucky First Federal Bancorp	862	8
Lake Shore Bancorp, Inc.	267	3
Legacy Bancorp, Inc.	1,024	14
Meridian Interstate Bancorp, Inc.*	749	10
Meta Financial Group, Inc.	450	9
MutualFirst Financial, Inc.	586	5
NASB Financial, Inc.*	5,006	52
Newport Bancorp, Inc.*	160	2
Northeast Community Bancorp, Inc.	1,021	7
Northfield Bancorp, Inc.	6,264	88
Northwest Bancshares, Inc.	10,622	134
OceanFirst Financial Corp.	5,694	74
Oritani Financial Corp.	4,659	60
Provident Financial Services, Inc.	9,700	139
Provident New York Bancorp	4,065	34
Prudential Bancorp, Inc. of Pennsylvania	1,290	7
Pulaski Financial Corp.	855	6
Rockville Financial, Inc.	1,324	13
Roma Financial Corp.	6,125	64
Severn Bancorp, Inc.*	1,582	5
SI Financial Group, Inc.	1,055	11
Teche Holding Co.	153	5
TF Financial Corp.	321	7
United Community Bancorp	1,021	6
United Financial Bancorp, Inc.	4,196	65
ViewPoint Financial Group	1,899	26
Waterstone Financial, Inc.*	3,615	8
Westfield Financial, Inc.	2,471	20
WSFS Financial Corp.	3,064	122

		2,318

Semiconductors - 3.1%
Advanced Analogic Technologies, Inc.*	2,930	18
Aeroflex Holding Corp.*	8,400	152
Amkor Technology, Inc.*	16,275	100
Anadigics, Inc.*	4,954	16

NORTHERN FUNDS QUARTERLY REPORT    39    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Semiconductors - 3.1% continued
ATMI, Inc.*	2,900	$59
Brooks Automation, Inc.*	10,576	115
BTU International, Inc.*	2,881	20
Cabot Microelectronics Corp.*	3,364	156
Cavium, Inc.*	4,400	192
Ceva, Inc.*	582	18
Cirrus Logic, Inc.*	11,936	190
Cohu, Inc.	5,718	75
Diodes, Inc.*	5,822	152
DSP Group, Inc.*	2,749	24
Emulex Corp.*	12,674	109
Entegris, Inc.*	15,276	155
Entropic Communications, Inc.*	7,032	62
Exar Corp.*	12,220	77
Fairchild Semiconductor
International, Inc.*	14,400	241
Formfactor, Inc.*	6,252	57
Hittite Microwave Corp.*	3,504	217
Integrated Device Technology, Inc.*	18,037	142
International Rectifier Corp.*	8,636	242
Intersil Corp., Class A	13,522	174
IXYS Corp.*	2,638	39
Kopin Corp.*	7,275	34
Lattice Semiconductor Corp.*	9,600	63
LTX-Credence Corp.*	7,700	69
Micrel, Inc.	10,916	115
Microsemi Corp.*	8,594	176
MIPS Technologies, Inc.*	6,015	42
MKS Instruments, Inc.	5,400	143
Monolithic Power Systems, Inc.*	4,803	74
Netlogic Microsystems, Inc.*	6,964	281
Omnivision Technologies, Inc.*	7,040	245
Pericom Semiconductor Corp.*	2,317	21
Photronics, Inc.*	1,886	16
PLX Technology, Inc.*	1,326	5
PMC - Sierra, Inc.*	600	5
Power Integrations, Inc.	4,664	179
QLogic Corp.*	12,500	199
Rubicon Technology, Inc.*	3,338	56
Rudolph Technologies, Inc.*	2,622	28
Semtech Corp.*	8,125	222
Silicon Image, Inc.*	3,051	20
Standard Microsystems Corp.*	3,550	96
Supertex, Inc.*	3,771	84
Tessera Technologies, Inc.*	7,542	129
TriQuint Semiconductor, Inc.*	16,159	165
Ultratech, Inc.*	2,038	62
Veeco Instruments, Inc.*	5,071	245
Volterra Semiconductor Corp.*	3,781	93
Zoran Corp.*	4,362	37

		5,706

Software - 4.3%
Accelrys, Inc.*	3,615	26
ACI Worldwide, Inc.*	3,616	122
Actuate Corp.*	1,449	8
Acxiom Corp.*	8,313	109
Advent Software, Inc.*	6,704	189
American Software, Inc., Class A	16,126	134
Aspen Technology, Inc.*	12,196	210
athenahealth, Inc.*	4,961	204
Avid Technology, Inc.*	6,710	126
Bitstream, Inc., Class A*	1,004	5
Blackbaud, Inc.	5,693	158
Blackboard, Inc.*	3,658	159
Callidus Software, Inc.*	2,186	13
CommVault Systems, Inc.*	6,111	272
Computer Programs & Systems, Inc.	4,058	258
Concur Technologies, Inc.*	5,429	272
CSG Systems International, Inc.*	5,946	110
Deltek, Inc.*	3,799	28
DemandTec, Inc.*	1,886	17
Digi International, Inc.*	1,886	25
Ebix, Inc.*	7,256	138
EPIQ Systems, Inc.	2,341	33
Fair Isaac Corp.	6,126	185
FalconStor Software, Inc.*	1,747	8
Geeknet, Inc.*	2,492	67
GSE Systems, Inc.*	1,588	3
inContact, Inc.*	8,428	40
InnerWorkings, Inc.*	1,318	11
Innodata Isogen, Inc.*	2,038	5
Interactive Intelligence, Inc.*	1,161	41
JDA Software Group, Inc.*	3,644	113
Lawson Software, Inc.*	24,312	273
Mantech International Corp., Class A	4,069	181
Market Leader, Inc.*	3,616	8
MedAssets, Inc.*	2,476	33
Medidata Solutions, Inc.*	2,400	57
Mediware Information Systems*	1,043	12

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Software - 4.3% continued
MicroStrategy, Inc., Class A*	1,290	$210
Omnicell, Inc.*	3,181	50
Opnet Technologies, Inc.	4,664	191
Parametric Technology Corp.*	12,800	293
Pegasystems, Inc.	3,623	169
Pervasive Software, Inc.*	1,611	10
Progress Software Corp.*	6,549	158
PROS Holdings, Inc.*	1,156	20
QAD, Inc., Class B*	942	9
QLIK Technologies, Inc.*	7,844	267
Quality Systems, Inc.	2,753	240
Quest Software, Inc.*	11,214	255
RealPage, Inc.*	9,600	254
Renaissance Learning, Inc.	5,252	66
RightNow Technologies, Inc.*	4,638	150
Schawk, Inc.	5,811	96
Seachange International, Inc.*	1,588	17
Smith Micro Software, Inc.*	7,542	32
SolarWinds, Inc.*	6,800	178
Sonic Foundry, Inc.*	4,700	59
SS&C Technologies Holdings, Inc.*	2,900	58
Synchronoss Technologies, Inc.*	5,657	179
SYNNEX Corp.*	3,920	124
Take-Two Interactive Software, Inc.*	8,200	125
Taleo Corp., Class A*	3,936	146
Trident Microsystems, Inc.*	3,472	2
Tyler Technologies, Inc.*	6,093	163
Ultimate Software Group, Inc.*	3,800	207
VeriFone Systems, Inc.*	10,673	473
Verint Systems, Inc.*	2,100	78

		7,932

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	5,747	122

Telecommunications - 3.6%
8x8, Inc.*	15,996	78
Acme Packet, Inc.*	7,150	501
ADPT Corp.*	27,781	84
ADTRAN, Inc.	7,207	279
Alaska Communications Systems Group, Inc.	8,522	76
Anaren, Inc.*	5,476	116
Anixter International, Inc.	4,491	293
Arris Group, Inc.*	14,985	174
Aruba Networks, Inc.*	11,511	340
Atlantic Tele-Network, Inc.	1,298	50
Aviat Networks, Inc.*	14,820	58
Aware, Inc.*	792	2
BigBand Networks, Inc.*	2,331	5
Black Box Corp.	2,626	82
Cbeyond, Inc.*	3,076	41
China Information Technology, Inc.*	1,611	3
Ciena Corp.*	9,913	182
Cincinnati Bell, Inc.*	32,564	108
Communications Systems, Inc.	3,358	60
Comtech Telecommunications Corp.	3,639	102
Comverse Technology, Inc.*	5,700	44
Consolidated Communications Holdings, Inc.	2,632	51
DigitalGlobe, Inc.*	2,200	56
EMS Technologies, Inc.*	4,082	135
Extreme Networks, Inc.*	6,380	21
Finisar Corp.*	10,200	184
General Communication, Inc., Class A*	4,378	53
GeoEye, Inc.*	1,889	71
Global Crossing Ltd.*	4,000	154
Globecomm Systems, Inc.*	1,743	27
Harmonic, Inc.*	12,800	93
HickoryTech Corp.	5,889	70
ICO Global Communications Holdings Ltd.*	43,812	121
IDT Corp., Class B	2,200	59
Infinera Corp.*	11,100	77
InterDigital, Inc.	6,128	250
Ixia*	9,904	127
KVH Industries, Inc.*	3,641	39
Leap Wireless International, Inc.*	7,924	129
LogMeIn, Inc.*	2,183	84
Loral Space & Communications, Inc.*	1,000	69
Netgear, Inc.*	4,659	204
Network Equipment Technologies, Inc.*	3,189	7
NeuStar, Inc., Class A*	1,200	31
Neutral Tandem, Inc.*	2,176	38
Novatel Wireless, Inc.*	9,602	53
NTELOS Holdings Corp.	5,363	110
Numerex Corp., Class A*	2,186	21
Oclaro, Inc.*	6,100	41
Oplink Communications, Inc.*	4,968	93
Opnext, Inc.*	1,588	4
PAETEC Holding Corp.*	8,599	41

NORTHERN FUNDS QUARTERLY REPORT    41    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Telecommunications - 3.6% continued
Plantronics, Inc.	4,647	$170
Powerwave Technologies, Inc.*	3,358	10
Preformed Line Products Co.	298	21
Premiere Global Services, Inc.*	15,679	125
RF Micro Devices, Inc.*	35,942	220
Shenandoah Telecommunications Co.	2,042	35
ShoreTel, Inc.*	1,326	14
Sonus Networks, Inc.*	19,900	64
SureWest Communications	6,899	115
Sycamore Networks, Inc.	2,332	52
Symmetricom, Inc.*	4,636	27
Tekelec*	9,154	84
Telestone Technologies Corp.*	2,481	15
Tellabs, Inc.	43,400	200
Tessco Technologies, Inc.	1,581	18
USA Mobility, Inc.	4,201	64
UTStarcom Holdings Corp.*	6,386	10
Viasat, Inc.*	4,054	175
Warwick Valley Telephone Co.	298	4

		6,614

Textiles - 0.2%
G&K Services, Inc., Class A	3,912	132
Unifirst Corp.	2,919	164

		296

Toys, Games & Hobbies - 0.0%
Jakks Pacific, Inc.*	3,357	62
Leapfrog Enterprises, Inc.*	4,349	18

		80

Transportation - 1.9%
Air Transport Services Group, Inc.*	3,765	26
Alexander & Baldwin, Inc.	4,653	224
Arkansas Best Corp.	4,500	107
Atlas Air Worldwide Holdings, Inc.*	2,485	148
Bristow Group, Inc.	3,928	200
CAI International, Inc.*	3,058	63
Celadon Group, Inc.*	855	12
Con-way, Inc.	6,512	253
Covenant Transport Group, Inc., Class A*	2,015	16
DHT Holdings, Inc.	2,613	10
Eagle Bulk Shipping, Inc.*	1,331	3
Forward Air Corp.	2,777	94
Frozen Food Express Industries, Inc.*	4,505	16
Genesee & Wyoming, Inc., Class A*	4,934	289
Golar LNG Ltd.	4,962	173
Gulfmark Offshore, Inc., Class A*	2,051	91
Heartland Express, Inc.	10,319	171
Horizon Lines, Inc., Class A	2,015	2
HUB Group, Inc., Class A*	5,074	191
International Shipholding Corp.	160	3
Knight Transportation, Inc.	9,288	158
Knightsbridge Tankers Ltd.	4,811	106
Marten Transport Ltd.	2,017	44
Nordic American Tankers Ltd.	3,474	79
Old Dominion Freight Line, Inc.*	6,549	244
P.A.M. Transportation Services, Inc.*	5,200	51
Pacer International, Inc.*	2,614	12
Patriot Transportation Holding, Inc.*	1,331	30
PHI, Inc. (Non Voting)*	4,366	95
Providence and Worcester Railroad Co.	560	8
Saia, Inc.*	705	12
Ship Finance International Ltd.	7,542	136
Teekay Tankers Ltd., Class A	1,018	10
Ultrapetrol Bahamas Ltd.*	1,766	9
Universal Truckload Services, Inc.*	441	8
USA Truck, Inc.*	738	8
UTI Worldwide, Inc.	11,182	220
Werner Enterprises, Inc.	7,147	179

		3,501

Trucking & Leasing - 0.3%
Aircastle Ltd.	4,938	63
AMERCO*	886	85
GATX Corp.	5,572	207
Greenbrier Cos., Inc.*	1,163	23
TAL International Group, Inc.	3,657	126
Textainer Group Holdings Ltd.	3,054	94
Willis Lease Finance Corp.*	867	11

		609

Water - 0.2%
Artesian Resources Corp., Class A	595	11
California Water Service Group	2,580	48
Connecticut Water Service, Inc.	743	19
Consolidated Water Co. Ltd.	5,110	47
Middlesex Water Co.	5,026	93
Pennichuck Corp.	306	9
SJW Corp.	3,323	81

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.4% continued
Water - 0.2% continued
York Water Co.	4,093	$68
		376

Total Common Stocks (Cost $159,967)		176,487

RIGHTS - 0.0%
Biotechnology - 0.0%
Clinical Data, Inc.*	3,326	—

Distribution/Wholesale - 0.0%
BlueLinx Holdings, Inc.*	2,774	1

Oil & Gas - 0.0%
Zion Oil & Gas, Inc.*	327	—

Total Rights (Cost $1)		1

INVESTMENT COMPANIES - 6.6%
Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	12,237,567	$12,238

Total Investment Companies (Cost $12,238)		12,238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.04%, 11/17/11(3)	$570	$570

Total Short-Term Investments (Cost $570)		570

Total Investments - 102.3% (Cost $172,776)		189,296
Liabilities less Other Assets - (2.3)%		(4,256)

NET ASSETS - 100.0%		$185,040

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,766,000 with net purchases of approximately $5,472,000 during the three months ended June 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$172,854

Gross tax appreciation of investments	$23,466
Gross tax depreciation of investments	(7,024)

Net tax appreciation of investments	$16,442

At June 30, 2011, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Russell 2000
Mini	101	$8,337	Long	9/11	$380

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Advertising	$106	$—	$—	$106
Aerospace/Defense	2,397	—	—	2,397
Agriculture	519	—	—	519
Airlines	915	—	—	915
Apparel	3,013	—	—	3,013
Auto Manufacturers	100	—	—	100
Auto Parts & Equipment	1,529	—	—	1,529
Banks	8,930	5	—	8,935
Beverages	460	—	—	460
Biotechnology	2,933	—	—	2,933
Building Materials	1,392	—	—	1,392

NORTHERN FUNDS QUARTERLY REPORT    43    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Chemicals	$5,018	$—		$—	$5,018
Coal	482	—		—	482
Commercial Services	11,276	—		—	11,276
Computers	3,986	—		—	3,986
Cosmetics/Personal Care	259	—		—	259
Distribution/Wholesale	2,072	—		—	2,072
Diversified Financial Services	3,730	1		—	3,731
Electric	3,032	—		—	3,032
Electrical Components & Equipment	1,701	—		10	1,711
Electronics	4,343	—		—	4,343
Energy - Alternative Sources	213	—		—	213
Engineering & Construction	1,085	—		—	1,085
Entertainment	1,418	—		—	1,418
Environmental Control	1,031	—		—	1,031
Food	3,099	—		—	3,099
Forest Products & Paper	1,151	—		—	1,151
Gas	2,144	—		—	2,144
Hand/Machine Tools	171	—		—	171
Healthcare - Products	7,612	6		—	7,618
Healthcare - Services	3,730	—		—	3,730
Holding Companies - Diversified	182	—		—	182
Home Builders	845	—		—	845
Home Furnishings	740	—		—	740
Household Products/Wares	815	—		—	815
Housewares	194	—		—	194
Insurance	4,901	6		—	4,907
Internet	4,576	—		—	4,576
Investment Companies	788	—		—	788
Iron/Steel	830	—		—	830
Leisure Time	892	7		—	899
Lodging	348	—		—	348
Machinery - Construction & Mining	129	—		—	129
Machinery - Diversified	3,399	—		—	3,399
Media	1,070	35		—	1,105
Metal Fabrication/ Hardware	1,941	—		—	1,941
Mining	1,613	—		—	1,613
Miscellaneous Manufacturing	4,400	—		—	4,400
Office Furnishings	647	—		—	647
Oil & Gas	6,882	—		—	6,882
Oil & Gas Services	3,688	—		—	3,688
Packaging & Containers	875	—		—	875
Pharmaceuticals	4,263	—		—	4,263
Pipelines	194	—		—	194
Real Estate	362	—		—	362
Real Estate Investment Trust	12,766	10		—	12,776
Retail	11,666	—		—	11,666
Savings & Loans	2,289	29		—	2,318
Semiconductors	5,706	—		—	5,706
Software	7,932	—		—	7,932
Storage/Warehousing	122	—		—	122
Telecommunications	6,614	—		—	6,614
Textiles	296	—		—	296
Toys, Games & Hobbies	80	—		—	80
Transportation	3,501	—		—	3,501
Trucking & Leasing	609	—		—	609
Water	376	—		—	376
Rights
Distribution/Wholesale	1	—		—	1
Oil & Gas	—	—	*	—	—
Investment Companies	12,238	—		—	12,238
Short-Term Investments	—	570		—	570

Total Investments	$188,617	$669		$10	$189,296

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$380	$—		$—	$380

*	Amount rounds to less than $1.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLEMENTS (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000S) (2)(3)	BALANCE AS OF 6/30/11 (000S)
Common Stocks
Chemicals	$16	$—	$(22)	$7	$—	$—	$—	$(1)	$—	$—	$—	$—
Industrials	—	—	—	—	(18)	—	—	—	—	28	—	10
Insurance	18	—	—	—	(17)	—	—	—	—	—	(1)	—

Total	$34	$—	$(22)	$7	$(35)	$—	$—	$(1)	$—	$28	$(1)	$10

The amount of change in unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2011 was $(18).

(1)	Transferred into Level 3 due to security being valued based on fair valuations determined by a single boutique vendor.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, June 30, 2011.
(3)	Transferred out of Level 3 due to securities having evaluated prices on observable inputs from multiple pricing vendors.

NORTHERN FUNDS QUARTERLY REPORT    45    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Advertising - 0.0%
Harte-Hanks, Inc.	108,712	$883

Aerospace/Defense - 2.5%
AAR Corp.	144,886	3,925
Cubic Corp.	41,600	2,121
Ducommun, Inc.	85,941	1,768
Esterline Technologies Corp.*	188,250	14,382
Moog, Inc., Class A*	201,527	8,771
Triumph Group, Inc.	102,933	10,250

		41,217

Agriculture - 0.4%
Andersons (The), Inc.	55,196	2,332
Universal Corp.	95,701	3,605

		5,937

Airlines - 1.1%
Alaska Air Group, Inc.*	91,515	6,265
JetBlue Airways Corp.*	907,586	5,536
Skywest, Inc.	430,896	6,490
US Airways Group, Inc.*	100,000	891

		19,182

Apparel - 1.0%
Columbia Sportswear Co.	102,703	6,511
Iconix Brand Group, Inc.*	147,142	3,561
Jones Group (The), Inc.	72,449	786
Timberland (The) Co., Class A*	120,514	5,178
Unifi, Inc.*	32,500	449

		16,485

Auto Parts & Equipment - 0.5%
Cooper Tire & Rubber Co.	62,300	1,233
Exide Technologies*	124,200	949
Miller Industries, Inc.	115,029	2,150
Standard Motor Products, Inc.	39,260	598
Superior Industries International, Inc.	86,831	1,920
Titan International, Inc.	83,939	2,036

		8,886

Banks - 8.8%
Bancfirst Corp.	22,247	859
Bank of the Ozarks, Inc.	24,692	1,285
Cardinal Financial Corp.	71,470	783
Chemical Financial Corp.	198,020	3,715
City Holding Co.	74,861	2,473
Columbia Banking System, Inc.	34,200	589
Community Bank System, Inc.	250,418	6,208
Community Trust Bancorp, Inc.	91,251	2,529
CVB Financial Corp.	217,906	2,016
East West Bancorp, Inc.	148,665	3,004
Financial Institutions, Inc.	11,570	190
First Bancorp	120,783	1,237
First Commonwealth Financial Corp.	457,972	2,629
First Community Bancshares, Inc.	114,219	1,599
First Financial Bancorp	226,814	3,785
First Financial Corp.	74,349	2,434
First Merchants Corp.	61,815	553
First Midwest Bancorp, Inc.	287,698	3,536
FirstMerit Corp.	288,486	4,763
FNB Corp.	558,824	5,784
Fulton Financial Corp.	127,640	1,367
Glacier Bancorp, Inc.	56,601	763
Hancock Holding Co.	78,200	2,423
Heartland Financial USA, Inc.	52,072	758
Home Bancshares, Inc.	60,500	1,430
IBERIABANK Corp.	73,590	4,242
Independent Bank Corp.	104,060	2,732
International Bancshares Corp.	299,852	5,016
Lakeland Bancorp, Inc.	172,280	1,719
Lakeland Financial Corp.	42,901	955
National Bankshares, Inc.	15,200	381
NBT Bancorp, Inc.	143,066	3,166
Old National Bancorp	371,923	4,017
Park National Corp.	33,900	2,233
Prosperity Bancshares, Inc.	243,269	10,660
Renasant Corp.	121,315	1,758
S&T Bancorp, Inc.	116,058	2,157
Sandy Spring Bancorp, Inc.	44,661	803
SCBT Financial Corp.	73,475	2,107
Sierra Bancorp	123,172	1,394
Simmons First National Corp., Class A	148,862	3,820
StellarOne Corp.	100,715	1,220
Sterling Bancorp	69,000	655
Sterling Bancshares, Inc.	281,877	2,300
Susquehanna Bancshares, Inc.	298,409	2,387
SVB Financial Group*	108,500	6,478
Texas Capital Bancshares, Inc.*	104,146	2,690
Tower Bancorp, Inc.	16,420	450
Trico Bancshares	100,711	1,470
Trustmark Corp.	303,449	7,104
UMB Financial Corp.	150,539	6,305

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Banks - 8.8% continued
Union First Market Bankshares Corp.	85,518	$1,042
United Bankshares, Inc.	180,087	4,408
Washington Banking Co.	39,786	526
Washington Trust Bancorp, Inc.	103,820	2,385
Webster Financial Corp.	40,700	855
WesBanco, Inc.	56,350	1,108
Wilshire Bancorp, Inc.*	167,437	492
Wintrust Financial Corp.	29,724	956

		146,703

Biotechnology - 0.0%
American Oriental Bioengineering, Inc.*	371,332	412

Building Materials - 1.2%
Apogee Enterprises, Inc.	129,329	1,657
Comfort Systems USA, Inc.	194,590	2,065
Drew Industries, Inc.	118,255	2,923
Gibraltar Industries, Inc.*	201,132	2,277
Interline Brands, Inc.*	166,487	3,058
LSI Industries, Inc.	133,309	1,058
Quanex Building Products Corp.	155,798	2,553
Simpson Manufacturing Co., Inc.	72,449	2,164
Texas Industries, Inc.	18,441	768
Universal Forest Products, Inc.	98,581	2,362

		20,885

Chemicals - 3.6%
A. Schulman, Inc.	85,448	2,152
Aceto Corp.	227,104	1,524
Arch Chemicals, Inc.	103,340	3,559
Cabot Corp.	90,054	3,591
H.B. Fuller Co.	137,435	3,356
Innophos Holdings, Inc.	48,034	2,344
Minerals Technologies, Inc.	78,054	5,174
Olin Corp.	259,109	5,871
OM Group, Inc.*	143,419	5,829
PolyOne Corp.	305,019	4,719
Rockwood Holdings, Inc.*	81,837	4,525
Sensient Technologies Corp.	295,328	10,948
Westlake Chemical Corp.	112,278	5,827

		59,419

Coal - 0.2%
Alpha Natural Resources, Inc.*	45,141	2,052
Cloud Peak Energy, Inc.*	13,300	283
Hallador Energy Co.	11,800	113
James River Coal Co.*	19,400	404

		2,852

Commercial Services - 3.1%
ABM Industries, Inc.	155,684	3,634
Advance America Cash Advance Centers, Inc.	106,900	736
Albany Molecular Research, Inc.*	176,699	850
Barrett Business Services, Inc.	24,316	348
CDI Corp.	106,814	1,419
CRA International, Inc.*	35,683	967
Cross Country Healthcare, Inc.*	209,032	1,588
Electro Rent Corp.	144,816	2,479
Great Lakes Dredge & Dock Corp.	102,127	570
Heidrick & Struggles International, Inc.	100,432	2,274
Kelly Services, Inc., Class A*	71,869	1,186
Kforce, Inc.*	69,330	907
Korn/Ferry International*	130,457	2,869
MAXIMUS, Inc.	25,878	2,141
Multi-Color Corp.	64,220	1,585
On Assignment, Inc.*	260,238	2,558
PHH Corp.*	197,400	4,051
Rent-A-Center, Inc.	361,803	11,057
Stewart Enterprises, Inc., Class A	612,630	4,472
Towers Watson & Co., Class A	48,299	3,174
Viad Corp.	159,386	3,553

		52,418

Computers - 1.4%
CACI International, Inc., Class A*	75,028	4,733
CIBER, Inc.*	625,909	3,474
Cray, Inc.*	243,517	1,558
Electronics for Imaging, Inc.*	153,188	2,638
Imation Corp.*	92,286	871
Insight Enterprises, Inc.*	282,132	4,997
Mentor Graphics Corp.*	142,728	1,828
Ness Technologies, Inc.*	163,277	1,236
SRA International, Inc., Class A*	94,131	2,911

		24,246

Cosmetics/Personal Care - 0.2%
Elizabeth Arden, Inc.*	45,500	1,321
Inter Parfums, Inc.	65,012	1,497

		2,818

Distribution/Wholesale - 0.5%
Core-Mark Holding Co., Inc.*	59,182	2,113

NORTHERN FUNDS QUARTERLY REPORT    47    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Distribution/Wholesale - 0.5% continued
Owens & Minor, Inc.	58,558	$2,020
School Specialty, Inc.*	162,112	2,333
United Stationers, Inc.	49,886	1,767

		8,233

Diversified Financial Services - 1.5%
Calamos Asset Management, Inc., Class A	35,627	517
Encore Capital Group, Inc.*	91,865	2,822
GFI Group, Inc.	110,180	506
Investment Technology Group, Inc.*	118,838	1,666
Janus Capital Group, Inc.	94,800	895
JMP Group, Inc.	32,305	227
KBW, Inc.	37,798	707
Knight Capital Group, Inc., Class A*	302,918	3,338
National Financial Partners Corp.*	104,704	1,208
Nelnet, Inc., Class A	144,637	3,191
NewStar Financial, Inc.*	66,001	705
Ocwen Financial Corp.*	229,740	2,932
Oppenheimer Holdings, Inc., Class A	28,700	810
Penson Worldwide, Inc.*	137,008	489
Piper Jaffray Cos.*	17,300	498
Stifel Financial Corp.*	46,746	1,676
SWS Group, Inc.	165,553	992
World Acceptance Corp.*	41,378	2,713

		25,892

Electric - 4.2%
Allete, Inc.	164,084	6,734
Avista Corp.	283,232	7,276
Black Hills Corp.	108,900	3,277
Central Vermont Public Service Corp.	145,769	5,269
Cleco Corp.	210,789	7,346
El Paso Electric Co.	292,473	9,447
IDACORP, Inc.	281,887	11,134
NorthWestern Corp.	139,745	4,627
Otter Tail Corp.	138,150	2,915
Portland General Electric Co.	212,491	5,372
Unisource Energy Corp.	191,014	7,131

		70,528

Electrical Components & Equipment - 0.4%
Encore Wire Corp.	119,682	2,898
Littelfuse, Inc.	57,233	3,361

		6,259

Electronics - 4.0%
Analogic Corp.	80,505	4,234
Bel Fuse, Inc., Class B	62,895	1,364
Benchmark Electronics, Inc.*	227,890	3,760
Brady Corp., Class A	231,832	7,433
Coherent, Inc.*	106,210	5,870
CTS Corp.	416,014	4,023
Cymer, Inc.*	165,155	8,177
FEI Co.*	188,739	7,208
Newport Corp.*	59,450	1,080
OSI Systems, Inc.*	69,699	2,997
Park Electrochemical Corp.	62,826	1,756
Plexus Corp.*	82,069	2,857
Rofin-Sinar Technologies, Inc.*	102,585	3,503
Rogers Corp.*	82,149	3,795
Tech Data Corp.*	74,098	3,623
Watts Water Technologies, Inc., Class A	134,454	4,761

		66,441

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	96,912	1,609

Engineering & Construction - 0.8%
Dycom Industries, Inc.*	206,596	3,376
EMCOR Group, Inc.*	197,263	5,782
Granite Construction, Inc.	75,283	1,846
Layne Christensen Co.*	102,303	3,104

		14,108

Entertainment - 0.3%
Churchill Downs, Inc.	107,214	4,833
Vail Resorts, Inc.	20,574	951

		5,784

Food - 2.3%
Chiquita Brands International, Inc.*	230,400	3,000
Dole Food Co., Inc.*	220,619	2,983
Fresh Del Monte Produce, Inc.	197,960	5,280
Hain Celestial Group (The), Inc.*	311,185	10,381
Imperial Sugar Co.	161,500	3,230
M&F Worldwide Corp.*	31,300	809
Nash Finch Co.	64,602	2,313
Pilgrim’s Pride Corp.*	204,330	1,105
Sanderson Farms, Inc.	13,900	664
Seneca Foods Corp., Class A*	37,995	972
TreeHouse Foods, Inc.*	93,200	5,090
Weis Markets, Inc.	35,900	1,462

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Food - 2.3% continued
Winn-Dixie Stores, Inc.*	77,141	$652

		37,941

Forest Products & Paper - 0.8%
Boise, Inc.	221,900	1,729
Buckeye Technologies, Inc.	63,886	1,724
Domtar Corp.	47,258	4,476
KapStone Paper and Packaging Corp.*	52,831	876
Mercer International, Inc.*	42,000	423
P.H. Glatfelter Co.	299,242	4,602

		13,830

Gas - 2.2%
Laclede Group (The), Inc.	55,759	2,109
New Jersey Resources Corp.	111,100	4,956
Nicor, Inc.	145,682	7,975
Northwest Natural Gas Co.	50,877	2,296
Piedmont Natural Gas Co., Inc.	88,000	2,663
Southwest Gas Corp.	282,701	10,915
WGL Holdings, Inc.	133,917	5,155

		36,069

Healthcare - Products - 1.4%
Angiodynamics, Inc.*	131,815	1,876
Cantel Medical Corp.	87,143	2,345
CONMED Corp.*	289,907	8,257
Cooper (The) Cos., Inc.	47,230	3,742
CryoLife, Inc.*	187,830	1,052
Greatbatch, Inc.*	125,651	3,370
Invacare Corp.	104,352	3,463

		24,105

Healthcare - Services - 3.1%
American Dental Partners, Inc.*	65,753	852
Amsurg Corp.*	146,334	3,824
Capital Senior Living Corp.*	59,314	551
Centene Corp.*	118,103	4,196
Continucare Corp.*	368,824	2,279
Gentiva Health Services, Inc.*	96,713	2,015
Healthsouth Corp.*	84,224	2,211
Healthspring, Inc.*	217,692	10,038
Kindred Healthcare, Inc.*	373,326	8,015
LifePoint Hospitals, Inc.*	113,124	4,421
Medcath Corp.*	100,270	1,363
Molina Healthcare, Inc.*	172,537	4,679
RadNet, Inc.*	229,361	1,009
Triple-S Management Corp., Class B*	143,250	3,113
WellCare Health Plans, Inc.*	69,915	3,594

		52,160

Holding Companies - Diversified - 0.2%
Compass Diversified Holdings	161,367	2,661

Home Builders - 0.1%
Meritage Homes Corp.*	52,000	1,173

Home Furnishings - 0.2%
Audiovox Corp., Class A*	56,182	424
Ethan Allen Interiors, Inc.	64,955	1,383
Hooker Furniture Corp.	60,931	540
La-Z-Boy, Inc.*	87,040	859

		3,206

Household Products/Wares - 1.3%
American Greetings Corp., Class A	228,194	5,486
Blyth, Inc.	54,073	2,722
CSS Industries, Inc.	51,545	1,079
Ennis, Inc.	265,842	4,626
Helen of Troy Ltd.*	114,261	3,945
Prestige Brands Holdings, Inc.*	306,458	3,935

		21,793

Insurance - 5.2%
Alterra Capital Holdings Ltd.	258,945	5,774
American Equity Investment Life Holding Co.	132,693	1,687
AMERISAFE, Inc.*	52,912	1,197
Amtrust Financial Services, Inc.	53,788	1,225
Argo Group International Holdings Ltd.	85,841	2,551
Assured Guaranty Ltd.	181,300	2,957
CNO Financial Group, Inc.*	476,267	3,767
Delphi Financial Group, Inc., Class A	287,995	8,412
Donegal Group, Inc., Class A	143,730	1,840
EMC Insurance Group, Inc.	55,697	1,064
Employers Holdings, Inc.	106,633	1,788
FBL Financial Group, Inc., Class A	169,951	5,464
FPIC Insurance Group, Inc.*	84,108	3,506
Hallmark Financial Services, Inc.*	65,007	512
Harleysville Group, Inc.	163,931	5,110
Horace Mann Educators Corp.	246,752	3,852
Meadowbrook Insurance Group, Inc.	330,146	3,272
MGIC Investment Corp.*	555,382	3,304
Montpelier Re Holdings Ltd.	69,503	1,251
Navigators Group (The), Inc.*	114,733	5,392
Old Republic International Corp.	66,627	783

NORTHERN FUNDS QUARTERLY REPORT    49    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Insurance - 5.2% continued
Platinum Underwriters Holdings Ltd.	94,100	$3,128
Radian Group, Inc.	63,100	267
RLI Corp.	53,581	3,318
Safety Insurance Group, Inc.	63,045	2,650
Selective Insurance Group, Inc.	374,509	6,093
State Auto Financial Corp.	41,386	721
United Fire & Casualty Co.	63,878	1,110
Unitrin, Inc.	39,555	1,174
Universal American Corp.	152,303	1,668
Validus Holdings Ltd.	40,427	1,251

		86,088

Internet - 0.5%
Digital River, Inc.*	67,408	2,168
Earthlink, Inc.	228,200	1,756
Infospace, Inc.*	200,990	1,833
PC-Tel, Inc.*	98,758	640
United Online, Inc.	237,688	1,433

		7,830

Investment Companies - 1.3%
American Capital Ltd.*	798,551	7,930
Apollo Investment Corp.	473,746	4,837
Ares Capital Corp.	96,497	1,551
Arlington Asset Investment Corp., Class A	12,981	408
BlackRock Kelso Capital Corp.	172,804	1,550
Gladstone Capital Corp.	36,175	334
Hercules Technology Growth Capital, Inc.	241,965	2,545
MVC Capital, Inc.	151,179	2,000

		21,155

Iron/Steel - 0.3%
Carpenter Technology Corp.	75,520	4,356

Leisure Time - 0.4%
Arctic Cat, Inc.*	29,500	396
Life Time Fitness, Inc.*	155,261	6,197

		6,593

Lodging - 0.2%
Marcus (The) Corp.	275,079	2,718

Machinery - Diversified - 1.6%
Albany International Corp., Class A	121,350	3,202
Briggs & Stratton Corp.	261,372	5,191
Cascade Corp.	61,249	2,913
Chart Industries, Inc.*	22,707	1,226
Cognex Corp.	90,819	3,218
Gerber Scientific, Inc.*	264,734	2,946
Intevac, Inc.*	133,866	1,367
NACCO Industries, Inc., Class A	28,773	2,786
Robbins & Myers, Inc.	70,351	3,718

		26,567

Media - 0.5%
Journal Communications, Inc., Class A*	581,521	3,006
Scholastic Corp.	176,351	4,691

		7,697

Metal Fabrication/Hardware - 1.2%
A.M. Castle & Co.*	87,851	1,459
Ampco-Pittsburgh Corp.	16,600	389
CIRCOR International, Inc.	45,719	1,958
Haynes International, Inc.	36,015	2,230
Mueller Industries, Inc.	142,363	5,397
Northwest Pipe Co.*	35,266	919
Olympic Steel, Inc.	46,698	1,286
Worthington Industries, Inc.	245,830	5,679

		19,317

Mining - 1.3%
Coeur d’Alene Mines Corp.*	196,144	4,758
Hecla Mining Co.*	695,929	5,352
Kaiser Aluminum Corp.	79,376	4,335
Materion Corp.*	144,648	5,348
Thompson Creek Metals Co., Inc.*	265,800	2,653
USEC, Inc.*	12,800	43

		22,489

Miscellaneous Manufacturing - 2.0%
Ameron International Corp.	79,235	5,204
Barnes Group, Inc.	189,801	4,709
Ceradyne, Inc.*	226,419	8,828
EnPro Industries, Inc.*	101,362	4,872
Federal Signal Corp.	232,696	1,527
Griffon Corp.*	182,441	1,839
Myers Industries, Inc.	256,409	2,636
Standex International Corp.	79,279	2,432
Tredegar Corp.	84,433	1,549

		33,596

Oil & Gas - 3.4%
Approach Resources, Inc.*	39,623	898
Berry Petroleum Co., Class A	144,852	7,696
Bill Barrett Corp.*	143,240	6,639

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Oil & Gas - 3.4% continued
Clayton Williams Energy, Inc.*	47,094	$2,828
Contango Oil & Gas Co.*	6,700	392
Delek US Holdings, Inc.	282,156	4,430
Georesources, Inc.*	116,421	2,619
Gran Tierra Energy, Inc.*	69,882	462
Parker Drilling Co.*	560,500	3,279
Penn Virginia Corp.	135,502	1,790
Petroleum Development Corp.*	123,579	3,696
Rex Energy Corp.*	25,929	266
Rosetta Resources, Inc.*	100,119	5,160
Stone Energy Corp.*	205,900	6,257
Swift Energy Co.*	151,190	5,635
Vaalco Energy, Inc.*	242,382	1,459
Venoco, Inc.*	67,900	865
W&T Offshore, Inc.	97,400	2,544
Warren Resources, Inc.*	30,100	115

		57,030

Oil & Gas Services - 1.6%
Cal Dive International, Inc.*	227,702	1,362
Complete Production Services, Inc.*	109,900	3,666
Gulf Island Fabrication, Inc.	31,530	1,018
Hornbeck Offshore Services, Inc.*	169,962	4,674
Key Energy Services, Inc.*	171,448	3,086
Natural Gas Services Group, Inc.*	107,136	1,731
Newpark Resources, Inc.*	497,079	4,508
Oil States International, Inc.*	45,117	3,605
OYO Geospace Corp.*	2,600	260
Tetra Technologies, Inc.*	200,600	2,554

		26,464

Packaging & Containers - 0.3%
Graphic Packaging Holding Co.*	284,628	1,548
Rock-Tenn Co., Class A	51,781	3,435

		4,983

Pharmaceuticals - 0.5%
Nutraceutical International Corp.*	71,580	1,101
Viropharma, Inc.*	415,495	7,686

		8,787

Pipelines - 0.3%
Crosstex Energy, Inc.	194,779	2,318
Enbridge Energy Management LLC*	93,707	2,895
Enbridge Energy Management LLC - (Fractional Shares) (1)*	1,993,135	—
Kinder Morgan Management LLC - (Fractional Shares) (1)*	20,561	—

		5,213

Real Estate - 0.2%
Avatar Holdings, Inc.*	56,234	855
W.P. Carey & Co. LLC	45,533	1,843

		2,698

Real Estate Investment Trusts - 12.0%
Acadia Realty Trust	93,985	1,911
Agree Realty Corp.	81,033	1,809
Alexander’s, Inc.	2,100	834
Alexandria Real Estate Equities, Inc.	44,368	3,435
American Campus Communities, Inc.	184,000	6,536
Anworth Mortgage Asset Corp.	346,607	2,603
BioMed Realty Trust, Inc.	567,876	10,926
Capstead Mortgage Corp.	291,089	3,901
CBL & Associates Properties, Inc.	231,150	4,191
Cedar Shopping Centers, Inc.	317,964	1,637
Colonial Properties Trust	200,393	4,088
Corporate Office Properties Trust	35,703	1,111
DiamondRock Hospitality Co.	434,869	4,666
Duke Realty Corp.	190,712	2,672
DuPont Fabros Technology, Inc.	81,150	2,045
Entertainment Properties Trust	135,622	6,333
Equity One, Inc.	258,783	4,824
Extra Space Storage, Inc.	608,182	12,972
First Industrial Realty Trust, Inc.*	153,900	1,762
First Potomac Realty Trust	229,845	3,519
Franklin Street Properties Corp.	190,244	2,456
Gladstone Commercial Corp.	28,501	494
Hatteras Financial Corp.	139,105	3,927
Healthcare Realty Trust, Inc.	171,910	3,546
Highwoods Properties, Inc.	203,142	6,730
Home Properties, Inc.	56,910	3,465
Investors Real Estate Trust	205,495	1,780
Kilroy Realty Corp.	145,400	5,742
Kite Realty Group Trust	288,879	1,439
LaSalle Hotel Properties	184,659	4,864
LTC Properties, Inc.	165,814	4,613
Medical Properties Trust, Inc.	661,621	7,609
MFA Financial, Inc.	843,619	6,783
National Health Investors, Inc.	124,132	5,515
National Retail Properties, Inc.	450,544	11,043
Newcastle Investment Corp.	100,300	580

NORTHERN FUNDS QUARTERLY REPORT    51    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Real Estate Investment Trusts - 12.0% continued
NorthStar Realty Finance Corp.	597,901	$2,409
One Liberty Properties, Inc.	27,840	430
Parkway Properties, Inc.	106,622	1,819
Pennsylvania Real Estate Investment Trust	158,953	2,495
Post Properties, Inc.	134,480	5,481
Potlatch Corp.	53,587	1,890
PS Business Parks, Inc.	41,600	2,292
Ramco-Gershenson Properties Trust	178,921	2,215
Redwood Trust, Inc.	385,500	5,829
Resource Capital Corp.	125,162	791
SL Green Realty Corp.	65,010	5,387
Sovran Self Storage, Inc.	163,774	6,715
Strategic Hotels & Resorts, Inc.*	342,942	2,428
Washington Real Estate Investment Trust	139,306	4,530
Weingarten Realty Investors	111,997	2,818

		199,890

Retail - 6.1%
Bob Evans Farms, Inc.	126,607	4,427
Cabela’s, Inc.*	176,188	4,784
Casey’s General Stores, Inc.	89,551	3,940
Cash America International, Inc.	193,211	11,181
Collective Brands, Inc.*	246,159	3,616
Cracker Barrel Old Country Store, Inc.	70,985	3,500
Dillard’s, Inc., Class A	200,050	10,431
DSW, Inc., Class A*	87,397	4,423
Einstein Noah Restaurant Group, Inc.	38,362	574
Fred’s, Inc., Class A	242,260	3,496
Genesco, Inc.*	106,077	5,527
Group 1 Automotive, Inc.	47,534	1,957
Haverty Furniture Cos., Inc.	79,945	920
Kenneth Cole Productions, Inc., Class A*	60,454	755
Men’s Wearhouse (The), Inc.	296,210	9,982
Pantry (The), Inc.*	120,323	2,261
PC Connection, Inc.*	153,769	1,273
Penske Automotive Group, Inc.	154,993	3,525
Regis Corp.	418,033	6,404
Ruby Tuesday, Inc.*	109,464	1,180
Rush Enterprises, Inc., Class A*	213,384	4,061
Shoe Carnival, Inc.*	39,675	1,196
Sonic Automotive, Inc., Class A	428,976	6,285
Stage Stores, Inc.	159,513	2,680
World Fuel Services Corp.	94,400	3,392

		101,770

Savings & Loans - 2.0%
Abington Bancorp, Inc.	128,348	1,339
Bank Mutual Corp.	160,413	589
BankFinancial Corp.	59,331	503
Berkshire Hills Bancorp, Inc.	33,997	761
Dime Community Bancshares	227,530	3,308
First Financial Holdings, Inc.	39,514	354
First Niagara Financial Group, Inc.	414,330	5,469
Flushing Financial Corp.	288,086	3,745
Northwest Bancshares, Inc.	115,428	1,452
OceanFirst Financial Corp.	56,058	726
Provident Financial Services, Inc.	317,277	4,543
Provident New York Bancorp	231,221	1,933
United Financial Bancorp, Inc.	133,818	2,065
Washington Federal, Inc.	290,742	4,777
WSFS Financial Corp.	51,648	2,048

		33,612

Semiconductors - 1.4%
ATMI, Inc.*	70,080	1,432
Brooks Automation, Inc.*	345,625	3,753
Cabot Microelectronics Corp.*	51,440	2,390
Cohu, Inc.	95,012	1,246
Emulex Corp.*	186,376	1,603
Entegris, Inc.*	213,400	2,160
GSI Technology, Inc.*	104,930	755
MKS Instruments, Inc.	195,296	5,160
Omnivision Technologies, Inc.*	51,900	1,807
Pericom Semiconductor Corp.*	186,201	1,665
Sigma Designs, Inc.*	111,661	853
Silicon Image, Inc.*	209,652	1,354

		24,178

Software - 1.4%
Digi International, Inc.*	219,097	2,848
JDA Software Group, Inc.*	113,055	3,492
Lawson Software, Inc.*	350,042	3,928
Quest Software, Inc.*	198,499	4,512
Schawk, Inc.	146,498	2,426
SYNNEX Corp.*	127,586	4,045
Take-Two Interactive Software, Inc.*	95,500	1,459

		22,710

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	189,996	4,026

Telecommunications - 1.4%
ADPT Corp.*	228,331	692

EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Telecommunications - 1.4% continued
Aviat Networks, Inc.*	118,060	$465
Black Box Corp.	81,227	2,540
EMS Technologies, Inc.*	85,089	2,805
Extreme Networks, Inc.*	276,569	896
General Communication, Inc., Class A*	180,393	2,177
Netgear, Inc.*	65,135	2,848
Oplink Communications, Inc.*	114,366	2,131
Plantronics, Inc.	79,538	2,906
Premiere Global Services, Inc.*	284,008	2,266
Sycamore Networks, Inc.	54,407	1,210
Tekelec*	197,398	1,802
Windstream Corp.	49,891	647

		23,385

Textiles - 1.0%
G&K Services, Inc., Class A	225,001	7,619
Unifirst Corp.	160,030	8,992

		16,611

Toys, Games & Hobbies - 0.2%
Jakks Pacific, Inc.*	177,564	3,269

Transportation - 1.8%
Atlas Air Worldwide Holdings, Inc.*	46,475	2,766
Bristow Group, Inc.	143,601	7,327
Eagle Bulk Shipping, Inc.*	361,012	895
Genco Shipping & Trading Ltd.*	136,760	1,028
General Maritime Corp.	136,930	185
Gulfmark Offshore, Inc., Class A*	163,801	7,238
Knightsbridge Tankers Ltd.	12,516	276
Nordic American Tanker Shipping Ltd.	76,398	1,737
Overseas Shipholding Group, Inc.	68,625	1,849
PHI, Inc. (Non Voting)*	71,687	1,558
Saia, Inc.*	70,490	1,195
Ship Finance International Ltd.	197,419	3,557
Universal Truckload Services, Inc.*	8,825	151

		29,762

Trucking & Leasing - 0.5%
AMERCO*	60,958	5,861
TAL International Group, Inc.	64,730	2,235
Willis Lease Finance Corp.*	28,049	374

		8,470

Total Common Stocks (Cost $1,296,061)		1,605,399

CONVERTIBLE PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
Alere, Inc. 3.00%*	3,269	912

Total Convertible Preferred Stocks (Cost $723)		912

OTHER - 0.0%
Escrow DLB Oil & Gas (2) *	2,100	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 3.5%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	58,192,557	$58,192

Total Investment Companies (Cost $58,192)		58,192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.03%, 11/17/11(5)	$2,974	$2,973

Total Short-Term Investments (Cost $2,974)		2,973

Total Investments - 99.9% (Cost $1,357,950)		1,667,476

Other Assets less Liabilities - 0.1%		881

NET ASSETS - 100.0%		$1,668,357

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security listed as escrow is considered to be worthless.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $41,333,000 with net purchases of approximately $16,859,000 during the three months ended June 30, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    53    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

At June 30, 2011, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
E-Mini S&P 500	238	$15,654	Long	9/11	$583
Russell 2000 Mini	561	46,305	Long	9/11	1,934

Total					$2,517

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,357,950

Gross tax appreciation of investments	$392,299
Gross tax depreciation of investments	(82,773)

Net tax appreciation of investments	$309,526

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,605,399	(1)	$—	$—	$1,605,399
Convertible Preferred Stocks	912		—	—	912
Investment Companies	58,192		—	—	58,192
Short-Term Investments	—		2,973	—	2,973

Total Investments	$1,664,503		$2,973	$—	$1,667,476

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,517		$—	$—	$2,517

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPPRECIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLEMENTS (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/11 (000S)
Common Stock
Chemicals	$876	$—	$(1,549)	$734	$—	$—	$—	$(61)	$—	$—	$—	$—

NORTHERN FUNDS QUARTERLY REPORT    55    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Aerospace/Defense - 1.2%
General Dynamics Corp.	15,174	$1,131

Biotechnology - 6.3%
Celgene Corp.*	14,533	877
Dendreon Corp.*	14,475	571
Gilead Sciences, Inc.*	37,906	1,570
Life Technologies Corp.*	31,228	1,626
Vertex Pharmaceuticals, Inc.*	22,898	1,190

		5,834

Commercial Services - 1.2%
SuccessFactors, Inc.*	36,387	1,070

Computers - 21.5%
Accenture PLC, Class A	19,903	1,203
Apple, Inc.*	12,531	4,206
Brocade Communications Systems, Inc.*	146,885	949
Cognizant Technology Solutions Corp., Class A*	14,681	1,077
EMC Corp.*	67,442	1,858
Hewlett-Packard Co.	51,959	1,891
International Business Machines Corp.	8,082	1,386
MICROS Systems, Inc.*	28,899	1,437
NetApp, Inc.*	29,035	1,532
Riverbed Technology, Inc.*	29,843	1,182
SanDisk Corp.*	25,586	1,062
Teradata Corp.*	35,466	2,135

		19,918

Electronics - 4.1%
FEI Co.*	41,485	1,584
Plexus Corp.*	27,600	961
Waters Corp.*	13,103	1,254

		3,799

Healthcare - Products - 0.9%
Intuitive Surgical, Inc.*	2,337	870

Internet - 12.1%
Amazon.com, Inc.*	9,644	1,972
AsiaInfo-Linkage, Inc.*	48,838	809
F5 Networks, Inc.*	13,446	1,482
Google, Inc., Class A*	6,208	3,144
j2 Global Communications, Inc.*	34,639	978
OpenTable, Inc.*	8,012	666
TIBCO Software, Inc.*	35,197	1,021
VeriSign, Inc.	33,682	1,127

		11,199

Miscellaneous Manufacturing - 1.0%
Danaher Corp.	17,540	929

Office/Business Equipment - 1.0%
Canon, Inc. ADR	20,325	967

Pharmaceuticals - 1.5%
Allergan, Inc.	16,243	1,352

Semiconductors - 14.9%
Analog Devices, Inc.	27,349	1,070
ARM Holdings PLC ADR	32,450	923
Broadcom Corp., Class A*	25,002	841
Intel Corp.	61,603	1,365
KLA-Tencor Corp.	21,045	852
Linear Technology Corp.	46,200	1,525
Marvell Technology Group Ltd.*	45,290	669
Microchip Technology, Inc.	23,409	887
Netlogic Microsystems, Inc.*	24,416	987
NXP Semiconductor N.V.*	37,848	1,012
ON Semiconductor Corp.*	88,698	929
Texas Instruments, Inc.	44,652	1,466
Xilinx, Inc.	32,905	1,200

		13,726

Software - 20.3%
Activision Blizzard, Inc.	85,278	996
Adobe Systems, Inc.*	30,964	974
Blackboard, Inc.*	15,997	694
BMC Software, Inc.*	13,960	764
Check Point Software Technologies Ltd.*	17,465	993
Citrix Systems, Inc.*	32,450	2,596
CommVault Systems, Inc.*	29,925	1,330
Informatica Corp.*	16,237	949
Microsoft Corp.	21,432	557
Oracle Corp.	69,259	2,279
QLIK Technologies, Inc.*	17,835	608
Red Hat, Inc.*	44,485	2,042
Salesforce.com, Inc.*	6,211	925
SolarWinds, Inc.*	34,822	910
VMware, Inc., Class A*	21,582	2,163

		18,780

Telecommunications - 12.2%
Amdocs Ltd.*	49,034	1,490
American Tower Corp., Class A*	18,175	951
Aruba Networks, Inc.*	33,726	997
Cisco Systems, Inc.	139,608	2,179

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Telecommunications - 12.2% continued
Finisar Corp.*	28,262	$510
Juniper Networks, Inc.*	35,100	1,106
LogMeIn, Inc.*	16,650	642
Polycom, Inc.*	26,800	1,723
QUALCOMM, Inc.	28,808	1,636

		11,234

Total Common Stocks (Cost $82,876)		90,809

INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,293,220	1,293

Total Investment Companies (Cost $1,293)		1,293

Total Investments - 99.6% (Cost $84,169)		92,102

Other Assets less Liabilities - 0.4%		351

NET ASSETS - 100.0%		$92,453

(1)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,209,000 with net purchases of approximately $84,000 during the three months ended June 30, 2011.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$85,360

Gross tax appreciation of investments	$10,510
Gross tax depreciation of investments	(3,768)

Net tax appreciation of investments	$6,742

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$90,809	(1)	$—	$—	$90,809
Investment Companies	1,293		—	—	1,293

Total Investments	$92,102		$—	$—	$92,102

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    57    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8%
Brazil - 6.9%
All America Latina Logistica S.A.	173,828	$1,462
Amil Participacoes S.A.	49,259	579
Anhanguera Educacional Participacoes S.A.	48,005	1,022
B2W Cia Global Do Varejo	28,219	344
Banco Bradesco S.A. ADR	21,716	445
Banco do Brasil S.A.	222,544	3,993
Banco Santander Brasil S.A.	132,736	1,556
Banco Santander Brasil S.A. ADR	119,510	1,399
BM&FBOVESPA S.A.	756,061	5,004
BR Malls Participacoes S.A.	155,815	1,782
Brasil Telecom S.A. ADR	870	25
BRF - Brasil Foods S.A.	254,920	4,329
Brookfield Incorporacoes S.A.	98,865	482
CCR S.A.	85,625	2,549
Centrais Eletricas Brasileiras S.A.	106,051	1,420
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	72,506	1,122
CETIP S.A. - Balcao Organizado de Ativos e Derivativos - Receipt*	700	11
Cia de Saneamento Basico do Estado de Sao Paulo	44,457	1,324
Cia Hering	47,661	1,096
Cia Siderurgica Nacional S.A.	288,790	3,551
Cielo S.A.	97,228	2,430
Cosan S.A. Industria e Comercio	47,547	749
CPFL Energia S.A.	74,838	1,069
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	114,772	1,094
Diagnosticos da America S.A.	90,842	1,222
Duratex S.A.	96,706	819
EcoRodovias Infraestrutura e Logistica S.A.	65,570	569
EDP - Energias do Brasil S.A.	21,670	522
Embraer S.A.	216,662	1,652
Fibria Celulose S.A.	82,017	1,080
Gafisa S.A.	168,046	800
HRT Participacoes em Petroleo S.A.*	1,754	1,573
Hypermarcas S.A.	109,058	1,027
JBS S.A.*	202,236	697
Localiza Rent a Car S.A.	43,276	774
Lojas Renner S.A.	47,739	1,820
Marfrig Alimentos S.A.	54,192	535
MMX Mineracao e Metalicos S.A.*	79,803	427
MRV Engenharia e Participacoes S.A.	111,793	928
Multiplan Empreendimentos Imobiliarios S.A.	25,920	566
Natura Cosmeticos S.A.	67,114	1,677
Odontoprev S.A.	34,550	576
OGX Petroleo e Gas Participacoes S.A.*	503,923	4,711
PDG Realty S.A. Empreendimentos e Participacoes	431,024	2,428
Petroleo Brasileiro S.A.	1,159,578	19,504
Petroleo Brasileiro S.A. ADR	18,373	564
Porto Seguro S.A.	44,908	699
Redecard S.A.	131,024	1,975
Rossi Residencial S.A.	67,836	555
Souza Cruz S.A.	149,040	1,897
Sul America S.A.	43,095	541
Tele Norte Leste Participacoes S.A.	21,999	383
Totvs S.A.	42,955	793
Tractebel Energia S.A.	51,038	899
Usinas Siderurgicas de Minas Gerais S.A.	68,466	1,030
Vale S.A.	490,262	15,547
Vale S.A. ADR	17,008	543

		108,170

Chile - 1.5%
AES Gener S.A.	949,539	585
Banco de Credito e Inversiones	11,937	792
Banco Santander Chile	18,263,805	1,650
CAP S.A.	29,097	1,388
Cencosud S.A.	352,715	2,536
Cia Cervecerias Unidas S.A.	43,749	518
Colbun S.A.	2,743,040	778
Corpbanca	26,375,543	416
E.CL S.A.	206,488	578
Empresa Nacional de Electricidad S.A. ADR	3,800	217
Empresa Nacional de Electricidad S.A.	1,163,125	2,205
Empresas CMPC S.A.	42,862	2,286
Empresas COPEC S.A.	177,391	3,359
Enersis S.A.	4,631,110	2,137
Enersis S.A. ADR	9,024	208
ENTEL Chile S.A.	41,767	847
Lan Airlines S.A.	44,383	1,269
Lan Airlines S.A. ADR	8,335	238
S.A.C.I. Falabella	139,826	1,465
Sociedad Quimica y Minerade Chile S.A. ADR	3,193	207
Vina Concha y Toro S.A.	203,480	551

		24,230

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
China - 17.2%
Agile Property Holdings Ltd.	536,000	$839
Agricultural Bank of China Ltd., Class H	6,573,962	3,475
Air China Ltd., Class H	798,705	832
Alibaba.com Ltd.	487,132	780
Aluminum Corp. of China Ltd., Class H	1,535,435	1,322
Angang Steel Co. Ltd., Class H	426,798	469
Anhui Conch Cement Co. Ltd., Class H	481,075	2,267
Anta Sports Products Ltd.	342,432	615
AviChina Industry & Technology Co. Ltd., Class H	706,313	423
Bank of China Ltd., Class H	22,784,290	11,148
Bank of Communications Co. Ltd., Class H	2,576,561	2,477
BBMG Corp., Class H	433,341	650
Beijing Capital International Airport Co. Ltd., Class H*	734,000	344
Beijing Enterprises Holdings Ltd.	199,271	1,042
Belle International Holdings Ltd.	1,643,000	3,486
Bosideng International Holdings Ltd.	895,677	279
Brilliance China Automotive Holdings Ltd.*	873,944	988
Byd Co. Ltd., Class H*	203,199	663
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., Class H	503,747	966
Chaoda Modern Agriculture Holdings Ltd.	1,092,110	476
China Agri-Industries Holdings Ltd.	620,917	659
China BlueChemical Ltd., Class H	690,851	572
China Citic Bank Corp. Ltd., Class H*	2,408,572	1,510
China Coal Energy Co. Ltd., Class H	1,600,232	2,169
China Communications Construction Co. Ltd., Class H	1,726,287	1,495
China Communications Services Corp. Ltd., Class H	777,035	460
China Construction Bank Corp., Class H	18,719,410	15,581
China COSCO Holdings Co. Ltd., Class H	993,721	781
China Dongxiang Group Co.	1,104,752	352
China Everbright Ltd.	339,110	650
China Gas Holdings Ltd.	1,197,495	483
China High Speed Transmission Equipment Group Co. Ltd.	458,690	508
China International Marine Containers Group Co. Ltd., Class B	252,100	411
China Life Insurance Co. Ltd., Class H	2,896,544	9,983
China Longyuan Power Group Corp., Class H	792,473	768
China Mengniu Dairy Co. Ltd.	474,000	1,598
China Merchants Bank Co. Ltd., Class H	1,520,857	3,694
China Merchants Holdings International Co. Ltd.	430,803	1,673
China Minsheng Banking Corp. Ltd., Class H	1,440,526	1,334
China Mobile Ltd.	2,344,212	21,813
China Molybdenum Co Ltd., Class H	485,047	408
China National Building Material Co. Ltd., Class H	1,122,000	2,218
China National Materials Co. Ltd., Class H	433,075	356
China Oilfield Services Ltd., Class H	597,558	1,097
China Overseas Land & Investment Ltd.	1,590,475	3,441
China Pacific Insurance Group Co. Ltd., Class H	542,584	2,259
China Petroleum & Chemical Corp., Class H	6,539,835	6,616
China Railway Construction Corp. Ltd., Class H	769,000	646
China Railway Group Ltd., Class H	1,541,827	727
China Resources Cement Holdings Ltd.	764,720	723
China Resources Enterprise Ltd.	467,628	1,915
China Resources Land Ltd.	731,756	1,327
China Resources Power Holdings Co. Ltd.	644,200	1,259
China Rongsheng Heavy Industry Group Co. Ltd.	687,502	417
China Shanshui Cement Group Ltd.	662,907	770
China Shenhua Energy Co. Ltd., Class H	1,324,136	6,358
China Shineway Pharmaceutical Group Ltd.	144,672	286
China Shipping Container Lines Co. Ltd., Class H*	1,384,695	471
China Shipping Development Co. Ltd., Class H	506,095	466
China Southern Airlines Co. Ltd., Class H*	707,995	382
China State Construction International Holdings Ltd.	560,534	570
China Taiping Insurance Holdings Co. Ltd.*	295,060	668
China Telecom Corp. Ltd., Class H	5,404,339	3,525
China Travel International Investment Hong Kong Ltd.	71	—
China Unicom Hong Kong Ltd.	2,294,494	4,646
China Vanke Co. Ltd., Class B	510,772	688
China Yurun Food Group Ltd.	531,148	1,505
China Zhongwang Holdings Ltd.	630,800	278
Chongqing Rural Commercial Bank, Class H*	879,434	522
Citic Pacific Ltd.	498,363	1,256

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
China - 17.2% continued
CNOOC Ltd.	6,960,433	$16,352
COSCO Pacific Ltd.	634,000	1,117
Country Garden Holdings Co.	1,643,439	727
CSG Holding Co. Ltd., Class B	297,800	335
CSR Corp. Ltd., Class H	750,669	707
Datang International Power Generation Co. Ltd., Class H	1,161,875	395
Dongfang Electric Corp. Ltd., Class H	132,600	494
Dongfeng Motor Group Co. Ltd., Class H	1,057,169	2,015
ENN Energy Holdings Ltd.	285,279	970
Evergrande Real Estate Group Ltd.	2,044,116	1,340
Fosun International Ltd.	634,660	485
Franshion Properties China Ltd.	1,433,791	366
GCL-Poly Energy Holdings Ltd.	2,715,675	1,416
Geely Automobile Holdings Ltd.	1,453,423	569
Golden Eagle Retail Group Ltd.	262,675	670
GOME Electrical Appliances Holding Ltd.	3,956,874	1,585
Great Wall Motor Co. Ltd. Class H	402,932	667
Greentown China Holdings Ltd.	248,651	240
Guangdong Investment Ltd.	982,514	526
Guangzhou Automobile Group Co. Ltd., Class H	857,760	1,050
Guangzhou R&F Properties Co. Ltd., Class H	377,214	519
Hengan International Group Co. Ltd.	285,898	2,578
Hengdeli Holdings Ltd.	865,279	459
Hidili Industry International Development Ltd.	402,465	351
Hopson Development Holdings Ltd.	73	—
Huabao International Holdings Ltd.	737,000	671
Huaneng Power International, Inc., Class H	1,234,501	651
Industrial & Commercial Bank of China, Class H	23,651,515	18,110
Inner Mongolia Yitai Coal Co., Class B	233,188	1,364
Intime Department Store Group Co. Ltd.	372,635	634
Jiangsu Expressway Co. Ltd., Class H	478,000	444
Jiangxi Cooper Co. Ltd., Class H	540,000	1,811
Kingboard Chemical Holdings Ltd.	231,257	1,077
Kunlun Energy Co. Ltd.	871,230	1,503
KWG Property Holding Ltd.	507,635	340
Lee & Man Paper Manufacturing Ltd.	628,248	386
Lenovo Group Ltd.	2,326,000	1,336
Li Ning Co. Ltd.	266,552	463
Longfor Properties Co. Ltd.	496,231	769
Lonking Holdings Ltd.	754,873	414
Maanshan Iron & Steel, Class H	665,290	309
Metallurgical Corp. of China Ltd., Class H	1,122,284	440
Minmetals Resources Ltd.*	619,488	462
Nine Dragons Paper Holdings Ltd.	643,923	563
Parkson Retail Group Ltd.	547,500	802
PetroChina Co. Ltd., Class H	8,219,438	12,003
PICC Property & Casualty Co. Ltd., Class H*	942,849	1,613
Ping An Insurance (Group) Co. of China Ltd., Class H	667,453	6,961
Poly Hong Kong Investments Ltd.	779,842	518
Renhe Commercial Holdings Co. Ltd.	4,282,539	826
Sany Heavy Equipment International Holdings Co. Ltd.	364,877	417
Semiconductor Manufacturing International Corp.*	7,363,877	596
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	564,116	816
Shanghai Electric Group Co. Ltd., Class H	1,114,000	590
Shanghai Industrial Holdings Ltd.	213,043	791
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	176,900	229
Shimao Property Holdings Ltd.	614,403	766
Shougang Fushan Resources Group Ltd.	1,137,933	698
Shui On Land Ltd.	1,016,848	446
Sihuan Pharmaceutical Holdings Group Ltd.*	703,063	333
Sinofert Holdings Ltd.	826,000	365
Sino-Ocean Land Holdings Ltd.	1,316,801	673
Sinopec Shanghai Petrochemical Co. Ltd., Class H	918,670	408
Sinopharm Group Co. Ltd., Class H	306,383	1,034
Sinotruk Hong Kong Ltd.	5	—
Skyworth Digital Holdings Ltd.	706,926	426
Soho China Ltd.	817,778	733
Tencent Holdings Ltd.	393,314	10,787
Tingyi Cayman Islands Holding Corp.	762,435	2,361
Tsingtao Brewery Co. Ltd., Class H	115,767	672
Want Want China Holdings Ltd.	2,315,870	2,253
Weichai Power Co. Ltd., Class H	157,128	925
Wumart Stores, Inc., Class H	212,470	530
Yanzhou Coal Mining Co. Ltd., Class H	763,138	2,928
Yuexiu Property Co. Ltd.*	1,989,826	377

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
China - 17.2% continued
Zhaojin Mining Industry Co. Ltd., Class H	341,274	$705
Zhejiang Expressway Co. Ltd., Class H	561,294	424
Zhuzhou CSR Times Electric Co. Ltd., Class H	178,930	605
Zijin Mining Group Co. Ltd., Class H	2,338,162	1,180
ZTE Corp., Class H	230,498	839

		270,145

Colombia - 0.7%
Almacenes Exito S.A.	58,301	807
BanColombia S.A.	89,031	1,470
BanColombia S.A. ADR	8,252	551
Cementos Argos S.A.	113,475	724
Corp Financiera Colombiana S.A.	26,248	504
Ecopetrol S.A.	1,579,454	3,428
Grupo de Inversiones Suramericana S.A.	91,304	1,951
Interconexion Electrica S.A.	150,327	1,093
Inversiones Argos S.A.	113,274	1,223

		11,751

Czech Republic - 0.4%
CEZ A.S.	62,422	3,212
Komercni Banka A.S.	5,885	1,434
Telefonica Czech Republic A.S.	44,125	1,149

		5,795

Egypt - 0.3%
Commercial International Bank Egypt S.A.E	217,848	1,085
Egyptian Co. for Mobile Services	11,730	255
Egyptian Financial Group-Hermes Holding S.A.E	111,384	375
Egyptian Kuwaiti Holding Co.	264,357	341
National Societe Generale Bank S.A.E	35,291	213
Orascom Construction Industries	36,697	1,658
Orascom Telecom Holding S.A.E*	1,021,360	699
Talaat Moustafa Group*	358,815	295
Telecom Egypt	133,174	333

		5,254

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	185,909	597
MOL Hungarian Oil and Gas PLC*	16,330	1,872
OTP Bank PLC	92,438	3,010
Richter Gedeon Nyrt.	5,420	1,071

		6,550

India - 7.3%
ACC Ltd.	20,769	442
Adani Enterprises Ltd.	90,337	1,446
Aditya Birla Nuvo Ltd.	16,234	328
Ambuja Cements Ltd.	243,372	728
Asian Paints Ltd.	11,302	808
Axis Bank Ltd.	87,877	2,535
Bajaj Auto Ltd.	33,753	1,063
Bank of India	42,730	396
Bharat Heavy Electricals Ltd.	45,886	2,105
Bharat Petroleum Corp. Ltd.	34,487	502
Canara Bank*	33,756	396
Cipla Ltd.	127,643	944
Coal India Ltd.	197,676	1,739
Dabur India Ltd.	164,232	419
DLF Ltd.	160,632	760
Dr. Reddy’s Laboratories Ltd.	27,304	936
Dr. Reddy’s Laboratories Ltd. ADR	12,305	422
GAIL India Ltd.	148,739	1,468
GMR Infrastructure Ltd.*	375,168	275
HCL Technologies Ltd.	64,436	715
HDFC Bank Ltd.	98,763	5,557
HDFC Bank Ltd. ADR	6,300	1,111
Hero Honda Motors Ltd.	31,110	1,307
Hindalco Industries Ltd.	433,138	1,753
Hindustan Unilever Ltd.	340,371	2,616
Housing Development & Infrastructure Ltd.*	74,538	267
Housing Development Finance Corp.	422,361	6,693
ICICI Bank Ltd.	267,683	6,556
ICICI Bank Ltd. ADR	22,771	1,123
Indiabulls Real Estate Ltd.*	117,675	296
Indiabulls Wholesale Services Ltd.*	17,165	28
IndusInd Bank Ltd.	62,068	379
Infosys Ltd.	140,506	9,153
Infosys Ltd. ADR	27,237	1,777
Infrastructure Development Finance Co. Ltd.*	368,034	1,081
ITC Ltd.	873,026	3,964
Jaiprakash Associates Ltd.	375,579	682
Jindal Steel & Power Ltd.	145,827	2,135
JSW Steel Ltd.*	34,843	689
Kotak Mahindra Bank Ltd.*	106,858	1,146
Larsen & Toubro Ltd.	80,775	3,304
LIC Housing Finance Ltd.	111,165	606
Lupin Ltd.	57,987	584

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
India - 7.3% continued
Mahindra & Mahindra Ltd.	119,785	$1,887
Maruti Suzuki India Ltd.	27,397	712
Mundra Port and Special Economic Zone Ltd.	156,852	569
NTPC Ltd.	226,130	947
Oil & Natural Gas Corp. Ltd.	301,064	1,849
Piramal Healthcare Ltd.*	34,856	310
Power Grid Corp. of India Ltd.	435,526	1,068
Ranbaxy Laboratories Ltd.	49,337	598
Reliance Capital Ltd.	38,377	497
Reliance Communications Ltd.	201,576	433
Reliance Industries Ltd.	395,374	7,965
Reliance Industries Ltd. GDR (1) (2)	57,426	2,312
Reliance Infrastructure Ltd.*	41,686	499
Reliance Power Ltd.*	221,835	575
Rural Electrification Corp. Ltd.	116,678	513
Satyam Computer Services Ltd.*	229,702	432
Sesa Goa Ltd.	133,146	842
Shriram Transport Finance Co. Ltd.	48,817	675
Siemens India Ltd.	10,385	207
State Bank of India	24,744	1,331
Steel Authority of India Ltd.	145,757	449
Sterlite Industries India Ltd.*	524,350	1,980
Sun Pharmaceutical Industries Ltd.	120,533	1,343
Suzlon Energy Ltd.*	278,984	299
Tata Consultancy Services Ltd.	183,112	4,865
Tata Motors Ltd.	117,235	2,624
Tata Power Co. Ltd.	37,901	1,110
Tata Steel Ltd.	119,827	1,638
Titan Industries Ltd.	83,940	403
Ultratech Cement Ltd.*	26,553	554
Unitech Ltd.	508,693	364
United Phosphorus Ltd.	86,719	296
United Spirits Ltd.	33,186	729
Wipro Ltd.	168,912	1,579
Wipro Ltd. ADR	22,616	298
Zee Entertainment Enterprises Ltd.	172,839	522

		114,508

Indonesia - 2.6%
Adaro Energy Tbk PT	5,611,220	1,607
Aneka Tambang Tbk PT*	1,280,000	311
Astra Agro Lestari Tbk PT	153,037	420
Astra International Tbk PT	788,076	5,846
Bank Central Asia Tbk PT	4,795,192	4,279
Bank Danamon Indonesia Tbk PT	1,131,596	793
Bank Mandiri Tbk PT	3,591,955	3,028
Bank Negara Indonesia Persero Tbk PT	2,870,409	1,300
Bank Rakyat Indonesia Persero Tbk PT	4,273,158	3,251
Bumi Resources Tbk PT	6,070,712	2,095
Charoen Pokphand Indonesia Tbk PT	2,925,435	679
Gudang Garam Tbk PT	224,915	1,308
Indo Tambangraya Megah PT	154,278	807
Indocement Tunggal Prakarsa Tbk PT	572,803	1,142
Indofood Sukses Makmur Tbk PT	1,705,371	1,144
Indosat Tbk PT	529,847	316
International Nickel Indonesia Tbk PT	970,623	510
Kalbe Farma Tbk PT	1,795,916	707
Perusahaan Gas Negara PT	4,244,612	1,996
Semen Gresik Persero Tbk PT	1,155,255	1,296
Tambang Batubara Bukit Asam Tbk PT	315,000	765
Telekomunikasi Indonesia Tbk PT	3,923,673	3,369
Unilever Indonesia Tbk PT	593,528	1,032
United Tractors Tbk PT	654,071	1,904
XL Axiata Tbk PT	663,360	476

		40,381

Malaysia - 3.1%
AirAsia Bhd.	481,800	562
Alliance Financial Group Bhd.	357,500	377
AMMB Holdings Bhd.	645,637	1,393
Axiata Group Bhd.	987,325	1,639
Berjaya Corp. Bhd.	988,342	370
Berjaya Sports Toto Bhd.	285,257	425
British American Tobacco Malaysia Bhd.	44,600	690
Bursa Malaysia Bhd.	122,200	313
CIMB Group Holdings Bhd.	1,877,400	5,560
DiGi.Com Bhd.	121,600	1,170
Gamuda Bhd.	643,900	822
Genting Bhd.	795,900	2,965
Genting Malaysia Bhd.	1,152,100	1,376
Genting Plantations Bhd.	88,800	233
Hong Leong Bank Bhd.	182,700	810
Hong Leong Financial Group Bhd.	80,600	352
IJM Corp. Bhd.	450,720	956
IOI Corp. Bhd.	1,305,540	2,292
Kuala Lumpur Kepong Bhd.	187,150	1,373
Lafarge Malayan Cement Bhd.	166,500	410
Malayan Banking Bhd.	1,277,077	3,763
Malaysia Airports Holdings Bhd.	173,013	371

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
Malaysia - 3.1% continued
Malaysia Marine and Heavy Engineering Holdings Bhd.*	189,447	$523
Maxis Bhd.	877,951	1,594
MISC Bhd.	432,460	1,054
MMC Corp. Bhd.	308,175	284
Parkson Holdings Bhd.	213,843	427
Petronas Chemicals Group Bhd.*	781,000	1,836
Petronas Dagangan Bhd.	99,400	530
Petronas Gas Bhd.	269,900	1,182
PLUS Expressways Bhd.	589,000	882
PPB Group Bhd.	184,400	1,052
Public Bank Bhd.	9,913	44
Public Bank Bhd. (Registered)	400,800	1,761
RHB Capital Bhd.	207,786	631
Sime Darby Bhd.	1,055,315	3,227
SP Setia Bhd.	387,850	537
Telekom Malaysia Bhd.	415,000	543
Tenaga Nasional Bhd.	1,060,750	2,380
UEM Land Holdings Bhd.*	390,717	364
UMW Holdings Bhd.	204,600	490
YTL Corp. Bhd.	1,307,750	673
YTL Power International Bhd.	852,699	621

		48,857

Mexico - 4.4%
Alfa S.A.B. de C.V., Class A	114,718	1,704
America Movil S.A.B. de C.V., Series L	15,201,766	20,514
Arca Continental S.A.B. de C.V.	99,317	704
Cemex S.A.B. de C.V., Series CPO*	3,968,282	3,409
Coca-Cola Femsa S.A.B. de C.V., Series L	105,245	977
Compartamos S.A.B. de C.V.	409,072	740
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	757,367	5,032
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	185,952	763
Grupo Bimbo S.A.B. de C.V., Series A	641,228	1,486
Grupo Carso S.A.B. de C.V., Series A1	225,606	746
Grupo Elektra S.A. de C.V.	28,291	1,456
Grupo Financiero Banorte S.A.B. de C.V., Class O	633,259	2,883
Grupo Financiero Inbursa S.A., Class O	388,592	1,988
Grupo Mexico S.A.B. de C.V., Series B	1,485,253	4,921
Grupo Modelo S.A.B. de C.V., Series C	246,105	1,482
Grupo Televisa S.A., Series CPO	906,235	4,457
Industrias Penoles S.A.B. de C.V.	54,189	2,043
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	203,809	1,341
Mexichem S.A.B. de C.V.	281,273	1,134
Minera Frisco S.A.B. de C.V., Series A1*	250,206	1,199
Telefonos de Mexico S.A.B. de C.V., Series L	2,122,210	1,758
Urbi Desarrollos Urbanos S.A.B. de C.V.*	209,534	460
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,432,188	7,206

		68,403

Morocco - 0.2%
Attijariwafa Bank	10,965	502
Douja Promotion Groupe Addoha S.A.	48,866	612
Maroc Telecom S.A.	68,564	1,262

		2,376

Peru - 0.5%
Cia de Minas Buenaventura S.A. ADR	74,106	2,815
Credicorp Ltd.	26,352	2,269
Southern Copper Corp.	66,146	2,174

		7,258

Philippines - 0.5%
Aboitiz Equity Ventures, Inc.	755,449	732
Aboitiz Power Corp.	718,744	520
Alliance Global Group, Inc.	1,600,624	406
Ayala Corp.	67,927	501
Ayala Land, Inc.	2,024,480	729
Banco de Oro Unibank, Inc.	352,430	445
Bank of the Philippine Islands	549,072	743
Energy Development Corp.	2,922,450	446
Globe Telecom, Inc.	12,420	256
Jollibee Foods Corp.	161,953	331
Manila Electric Co.	108,570	688
Metropolitan Bank & Trust	327,202	530
Philippine Long Distance Telephone Co.	14,530	787
SM Investments Corp.	71,007	879
SM Prime Holdings, Inc.	2,159,451	588

		8,581

Poland - 1.7%
Asseco Poland S.A.	25,672	464
Bank Handlowy w Warszawie S.A.	12,784	405
Bank Millennium S.A.	164,465	324
Bank Pekao S.A.	45,844	2,715
BRE Bank S.A.*	5,713	678

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
Poland - 1.7% continued
Cyfrowy Polsat S.A.	36,800	$221
Enea S.A.*	43,164	283
Getin Holding S.A.*	127,688	596
Globe Trade Centre S.A.*	64,043	434
Grupa Lotos S.A.*	25,163	414
Kernel Holding S.A.*	20,307	564
KGHM Polska Miedz S.A.*	54,515	3,916
PGE S.A.	254,735	2,227
Polski Koncern Naftowy Orlen S.A.*	125,193	2,364
Polskie Gornictwo Naftowe i Gazownictwo S.A.	687,092	1,054
Powszechna Kasa Oszczednosci Bank Polski S.A.	242,930	3,719
Powszechny Zaklad Ubezpieczen S.A.	20,622	2,818
Synthos S.A.	233,388	434
Tauron Polska Energia S.A.	410,066	984
Telekomunikacja Polska S.A.	286,220	1,739
TVN S.A.	60,574	359

		26,712

Russia - 6.6%
Federal Grid Co. Unified Energy
System JSC	120,098,903	1,599
Federal Hydrogenating Co. JSC, Series 39D*	138,814	7
Federal Hydrogenerating Co. JSC	21,737,145	1,041
Federal Hydrogenerating Co. JSC ADR	230,697	1,109
Gazprom OAO	622,300	4,543
Gazprom OAO ADR (London Exchange)*	1,747,902	25,601
Gazprom OAO ADR (OTC Exchange)*	15,600	227
Inter Rao Ues OAO	341,179,311	456
LSR Group OJSC GDR (Registered)	70,444	557
LUKOIL OAO	31,470	2,003
LUKOIL OAO ADR (London Exchange)	152,354	9,690
LUKOIL OAO ADR (OTC Exchange)	14,973	955
Magnit OJSC GDR (Registered)*	86,633	2,719
Mechel	1,951	49
Mechel ADR	54,756	1,308
MMC Norilsk Nickel OJSC	13,369	3,492
MMC Norilsk Nickel OJSC ADR (London Exchange)*	8,612	226
MMC Norilsk Nickel OJSC ADR (OTC Exchange)*	80,388	2,096
Mobile Telesystems OJSC ADR	201,050	3,824
NovaTek OAO GDR (Registered)	35,500	4,903
Novolipetsk Steel OJSC GDR (Registered)	25,641	997
Polymetal JSC*	50,449	968
Polymetal JSC GDR (Registered)*	12,547	243
Polyus Gold OJSC	8,557	533
Polyus Gold OJSC ADR (OTC Exchange)	601	19
Polyus Gold OJSC ADR (London Exchange)	19,391	609
Raspadskaya*	62,067	364
Rosneft Oil Co.	228,563	1,932
Rosneft Oil Co. GDR (Registered)	391,021	3,293
Sberbank of Russia	3,304,862	11,842
Sberbank of Russia (OTC Exchange)	56,000	206
Severstal OAO	6,023	111
Severstal OAO GDR (Registered)	72,526	1,338
Sistema JSFC GDR (Registered)	37,375	960
Surgutneftegaz OJSC	776,193	766
Surgutneftegaz OJSC ADR (London Exchange)*	80,375	796
Surgutneftegaz OJSC ADR (OTC Exchange)*	120,622	1,182
Tatneft	175,822	1,129
Tatneft ADR	1,663	71
Tatneft ADR (London Exchange)	61,329	2,641
TMK OAO GDR (Registered)	22,874	427
Uralkali	179,341	1,607
Uralkali GDR (Registered)*	30,283	1,363
VTB Bank OJSC	684,290,407	2,107
VTB Bank OJSC GDR (1) (2)	11,036	55
VTB Bank OJSC GDR (Registered)	154,552	952

		102,916

South Africa - 7.2%
ABSA Group Ltd.	111,481	2,224
African Bank Investments Ltd.	282,840	1,441
African Rainbow Minerals Ltd.	41,267	1,152
Anglo American Platinum Ltd.	25,617	2,382
AngloGold Ashanti Ltd.	148,467	6,252
ArcelorMittal South Africa Ltd.	70,198	821
Aspen Pharmacare Holdings Ltd.*	109,418	1,359
Aveng Ltd.	147,196	780
Barloworld Ltd.	81,149	829
Bidvest Group Ltd.	121,312	2,703
Discovery Holdings Ltd.	115,567	659
Exxaro Resources Ltd.	48,538	1,283
FirstRand Ltd.	1,096,934	3,223
Foschini Group (The) Ltd.	80,295	1,047
Gold Fields Ltd.	280,619	4,106

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
South Africa - 7.2% continued
Growthpoint Properties Ltd.	612,331	$1,658
Harmony Gold Mining Co. Ltd.	150,565	1,996
Impala Platinum Holdings Ltd.	196,707	5,309
Imperial Holdings Ltd.	69,654	1,250
Investec Ltd.	90,111	744
Kumba Iron Ore Ltd.	31,337	2,246
Liberty Holdings Ltd.	44,593	475
Life Healthcare Group Holdings Ltd.	284,710	740
Massmart Holdings Ltd.	38,946	806
MMI Holdings Ltd.	407,175	1,023
MTN Group Ltd.	660,460	14,071
Naspers Ltd., Class N	150,272	8,503
Nedbank Group Ltd.	78,334	1,698
Netcare Ltd.	337,804	751
Northam Platinum Ltd.	78,725	495
Pick n Pay Stores Ltd.	84,643	519
Pretoria Portland Cement Co. Ltd.	206,683	820
Redefine Properties Ltd.*	996,902	1,156
Remgro Ltd.	168,555	2,780
Reunert Ltd.	70,655	639
RMB Holdings Ltd.	274,901	1,085
RMI Holdings	286,755	524
Sanlam Ltd.	694,800	2,834
Sappi Ltd.*	208,170	1,063
Sasol Ltd.	212,400	11,193
Shoprite Holdings Ltd.	158,783	2,392
Spar Group (The) Ltd.	67,392	900
Standard Bank Group Ltd.	462,099	6,837
Steinhoff International Holdings Ltd.*	416,067	1,416
Telkom S.A. Ltd.	101,462	552
Tiger Brands Ltd.	62,955	1,840
Truworths International Ltd.	169,393	1,838
Vodacom Group Ltd.	145,120	1,802
Woolworths Holdings Ltd.	298,636	1,315

		113,531

South Korea - 14.2%
Amorepacific Corp.	1,251	1,399
BS Financial Group, Inc.*	71,422	1,015
Celltrion, Inc.	27,103	1,124
Cheil Industries, Inc.	17,528	2,104
CJ CheilJedang Corp.	2,982	659
Daelim Industrial Co. Ltd.	10,796	1,308
Daewoo Engineering & Construction Co. Ltd.*	40,470	408
Daewoo International Corp.	13,978	498
Daewoo Securities Co. Ltd.	44,300	746
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	37,270	1,597
DGB Financial Group, Inc.*	49,480	751
Dongbu Insurance Co. Ltd.	16,350	851
Dongkuk Steel Mill Co. Ltd.	14,580	564
Doosan Corp.	3,934	462
Doosan Heavy Industries and Construction Co. Ltd.	16,344	868
Doosan Infracore Co. Ltd.*	39,410	880
E-Mart Co. Ltd.*	8,329	1,907
GS Engineering & Construction Corp.	13,906	1,704
GS Holdings	19,931	1,470
Hana Financial Group, Inc.	85,130	2,996
Hanjin Heavy Industries & Construction Co. Ltd.*	12,243	414
Hanjin Shipping Co. Ltd.	20,100	422
Hankook Tire Co. Ltd.	29,550	1,264
Hanwha Chem Corp.	32,792	1,560
Hanwha Corp.	17,745	816
Honam Petrochemical Corp.	5,584	2,080
Hynix Semiconductor, Inc.	195,420	4,615
Hyosung Corp.	8,761	757
Hyundai Department Store Co. Ltd.	5,710	930
Hyundai Development Co.	22,250	628
Hyundai Engineering & Construction Co. Ltd.	26,023	2,112
Hyundai Glovis Co. Ltd.	4,444	720
Hyundai Heavy Industries Co. Ltd.	16,280	6,800
Hyundai Hysco	12,490	602
Hyundai Merchant Marine Co. Ltd.	16,710	499
Hyundai Mipo Dockyard	4,346	694
Hyundai Mobis	26,536	9,958
Hyundai Motor Co.	60,048	13,409
Hyundai Securities Co.	46,620	522
Hyundai Steel Co.	21,591	2,634
Hyundai Wia Corp.*	4,502	690
Industrial Bank of Korea	63,640	1,112
Kangwon Land, Inc.	37,410	1,003
KB Financial Group, Inc.	127,783	6,078
KCC Corp.	1,641	515
Kia Motors Corp.	93,043	6,339
Korea Electric Power Corp.*	99,856	2,655
Korea Exchange Bank	99,500	898

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
South Korea - 14.2% continued
Korea Gas Corp.	9,006	$313
Korea Investment Holdings Co. Ltd.	15,280	519
Korea Kumho Petrochemical	3,963	878
Korea Life Insurance Co. Ltd.	68,610	498
Korea Zinc Co. Ltd.	3,301	1,272
Korean Air Lines Co. Ltd.	14,174	927
KP Chemical Corp.	19,160	444
KT Corp.	22,149	845
KT Corp. ADR	6,526	127
KT&G Corp.	42,744	2,658
LG Chem Ltd.	18,066	8,303
LG Corp.	36,962	2,796
LG Display Co. Ltd.	90,570	2,520
LG Electronics, Inc.	36,606	2,857
LG Household & Health Care Ltd.	3,647	1,570
LG Innotek Co. Ltd.	3,534	320
LG Uplus Corp.	91,092	495
Lotte Confectionery Co. Ltd.	277	442
Lotte Shopping Co. Ltd.	3,958	1,891
LS Corp.	6,953	720
LS Industrial Systems Co. Ltd.	5,850	424
Mando Corp.	3,545	738
Mirae Asset Securities Co. Ltd.	8,905	375
NCSoft Corp.	5,943	1,625
NHN Corp.*	15,925	2,825
OCI Co. Ltd.	5,853	2,218
POSCO	25,459	11,058
S1 Corp.	6,667	345
Samsung C&T Corp.	48,676	3,756
Samsung Card Co.	16,740	907
Samsung Electro-Mechanics Co. Ltd.	23,274	2,017
Samsung Electronics Co. Ltd.	43,024	33,440
Samsung Engineering Co. Ltd.	11,688	2,804
Samsung Fire & Marine Insurance Co. Ltd.	13,829	3,218
Samsung Heavy Industries Co. Ltd.	62,950	2,827
Samsung Life Insurance Co. Ltd.	19,429	1,731
Samsung SDI Co. Ltd.	13,310	2,048
Samsung Securities Co. Ltd.	19,498	1,453
Samsung Techwin Co. Ltd.	14,443	1,265
Seoul Semiconductor Co. Ltd.	12,177	334
Shinhan Financial Group Co. Ltd.	166,125	7,935
Shinsegae Co. Ltd.	2,941	936
SK C&C Co. Ltd.	5,892	721
SK Holdings Co. Ltd.	10,061	1,757
SK Innovation Co. Ltd.	23,413	4,432
SK Networks Co. Ltd.	43,540	447
SK Telecom Co. Ltd.	6,716	1,014
SK Telecom Co. Ltd. ADR	10,300	193
S-Oil Corp.	17,554	2,281
STX Pan Ocean Co. Ltd.	39,830	281
Tong Yang Securities, Inc.	3	—
Woongjin Coway Co. Ltd.	21,020	750
Woori Finance Holdings Co. Ltd.	140,980	1,850
Woori Investment & Securities Co. Ltd.	33,860	548
Yuhan Corp.	3,280	415

		223,400

Taiwan - 11.0%
Acer, Inc.	998,796	1,750
Advanced Semiconductor Engineering, Inc.	1,645,336	1,827
Advantech Co. Ltd.*	98,441	335
Asia Cement Corp.	715,705	1,025
Asustek Computer, Inc.*	219,202	2,183
AU Optronics Corp.*	2,922,215	2,002
Capital Securities Corp.	671,530	325
Catcher Technology Co. Ltd.	194,111	1,232
Cathay Financial Holding Co. Ltd.	2,568,989	3,989
Chang Hwa Commercial Bank	1,447,000	1,194
Cheng Shin Rubber Industry Co. Ltd.	521,706	1,503
Cheng Uei Precision Industry Co. Ltd.	145,834	381
Chicony Electronics Co. Ltd.	174,455	338
Chimei Innolux Corp.*	1,992,416	1,428
China Airlines Ltd.*	919,324	625
China Development Financial Holding Corp.	3,518,518	1,433
China Life Insurance Co. Ltd.	564,183	749
China Motor Corp.	212,000	219
China Petrochemical Development Corp.*	631,000	727
China Steel Corp.	3,951,552	4,769
Chinatrust Financial Holding Co. Ltd.	3,492,570	3,049
Chunghwa Picture Tubes Ltd.*	1,647,530	200
Chunghwa Telecom Co. Ltd.	1,440,493	4,956
Chunghwa Telecom Co. Ltd. ADR	4,048	140
Clevo Co.	174,782	340
CMC Magnetics Corp.*	1,033,344	235
Compal Electronics, Inc.	1,635,759	2,010
Coretronic Corp.	269,000	426
Delta Electronics, Inc.	699,521	2,580
E Ink Holdings, Inc.*	315,095	594

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
Taiwan - 11.0% continued
E.Sun Financial Holding Co. Ltd.	1,256,187	$893
Epistar Corp.	297,351	886
Eternal Chemical Co. Ltd.	267,817	303
Eva Airways Corp.*	577,338	590
Evergreen International Storage & Transport Corp.	188,000	161
Evergreen Marine Corp. Taiwan Ltd.*	476,180	384
Everlight Electronics Co. Ltd.	139,568	376
Far Eastern Department Stores Co. Ltd.	341,372	684
Far Eastern New Century Corp.	1,112,494	1,737
Far EasTone Telecommunications Co. Ltd.	622,345	993
Farglory Land Development Co. Ltd.	123,000	307
Feng Hsin Iron & Steel Co.	176,160	335
First Financial Holding Co. Ltd.	1,886,808	1,566
Formosa Chemicals & Fibre Corp.	1,108,320	4,142
Formosa International Hotels Corp.	12,550	238
Formosa Petrochemical Corp.	447,487	1,580
Formosa Plastics Corp.	1,549,349	5,615
Formosa Taffeta Co. Ltd.	291,827	321
Foxconn Technology Co. Ltd.	261,218	1,087
Fubon Financial Holding Co. Ltd.	1,832,018	2,825
Giant Manufacturing Co. Ltd.	115,483	466
HannStar Display Corp.*	1,828,898	274
Highwealth Construction Corp.	152,000	357
Hiwin Technologies Corp.	62,000	608
Hon Hai Precision Industry Co. Ltd.	3,198,104	11,032
HTC Corp.	270,924	9,255
Hua Nan Financial Holdings Co. Ltd.	1,539,145	1,199
Inotera Memories, Inc.*	709,246	221
Inventec Co. Ltd.	769,473	403
KGI Securities Co. Ltd.	1,121,253	594
Kinsus Interconnect Technology Corp.	102,587	420
Largan Precision Co. Ltd.	38,835	1,256
LCY Chemical Corp.	165,000	373
Lite-On Technology Corp.	802,994	1,062
Macronix International	1,293,975	795
MediaTek, Inc.	364,549	3,974
Mega Financial Holding Co. Ltd.	3,007,655	2,637
Mitac International Corp.	144	—
Motech Industries, Inc.	103,678	402
MStar Semiconductor, Inc.*	132,000	757
Nan Kang Rubber Tire Co. Ltd.*	171,000	279
Nan Ya Plastics Corp.	1,835,695	4,922
Nan Ya Printed Circuit Board Corp.	72,743	276
Nanya Technology Corp.*	640,363	182
Novatek Microelectronics Corp.	197,850	640
Pegatron Corp.*	658,594	685
Phison Electronics Corp.	48,608	276
Pixart Imaging, Inc.	227	1
Polaris Securities Co. Ltd.	790,612	580
Pou Chen Corp.	852,093	788
Powerchip Technology Corp.*	2,078,969	261
Powertech Technology, Inc.	255,062	857
President Chain Store Corp.	223,220	1,294
Qisda Corp.*	604,496	293
Quanta Computer, Inc.	970,576	2,304
Realtek Semiconductor Corp.	161,358	312
Richtek Technology Corp.	53,849	371
Ruentex Development Co. Ltd.	184,000	259
Ruentex Industries Ltd.	149,000	371
Shin Kong Financial Holding Co. Ltd.*	2,297,463	992
Siliconware Precision Industries Co.	1,151,480	1,488
Simplo Technology Co. Ltd.	79,200	639
Sino-American Silicon Products, Inc.	131,000	435
SinoPac Financial Holdings Co. Ltd.	2,171,000	941
Synnex Technology International Corp.	498,086	1,211
Tainan Spinning Co. Ltd.	351,000	222
Taishin Financial Holding Co. Ltd.*	1,837,582	1,093
Taiwan Business Bank*	939,440	360
Taiwan Cement Corp.	1,292,055	1,936
Taiwan Cooperative Bank	1,401,990	1,143
Taiwan Fertilizer Co. Ltd.	284,000	876
Taiwan Glass Industrial Corp.	324,043	572
Taiwan Mobile Co. Ltd.	725,752	1,971
Taiwan Semiconductor Manufacturing Co. Ltd.	9,586,193	24,263
Tatung Co. Ltd.*	768,053	357
Teco Electric and Machinery Co. Ltd.	646,000	467
TPK Holding Co. Ltd.*	35,000	1,074
Transcend Information, Inc.	76,442	226
Tripod Technology Corp.	148,516	618
TSRC Corp.	178,093	526
Tung Ho Steel Enterprise Corp.	286,271	326
U-Ming Marine Transport Corp.	163,000	350
Unimicron Technology Corp.	512,418	917
Uni-President Enterprises Corp.	1,419,505	2,066
United Microelectronics Corp.	4,808,043	2,392
Vanguard International Semiconductor Corp.	295,949	155
Walsin Lihwa Corp.*	1,269,770	638

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
Taiwan - 11.0% continued
Wan Hai Lines Ltd.*	410,310	$313
Winbond Electronics Corp.*	1,051,071	312
Wintek Corp.*	520,000	691
Wistron Corp.	725,387	1,293
WPG Holdings Ltd.	481,758	820
Ya Hsin Industrial Co. Ltd.*	121,548	—
Yang Ming Marine Transport Corp.*	499,415	381
Young Fast Optoelectronics Co. Ltd.*	41,673	260
Yuanta Financial Holding Co. Ltd.	2,363,242	1,643
Yulon Motor Co. Ltd.	337,257	830

		173,420

Thailand - 1.7%
Advanced Info Service PCL (Registered)	194,000	656
Advanced Info Service PCL NVDR	140,399	476
Bangkok Bank PCL	27,700	143
Bangkok Bank PCL (Registered)	276,600	1,428
Bangkok Bank PCL NVDR	303,400	1,561
Bank of Ayudhya PCL (Registered)	518,654	481
Bank of Ayudhya PCL NVDR	146,068	131
Banpu PCL (Registered)	28,300	661
Banpu PCL NVDR	29,908	699
BEC World PCL (Registered)	196,500	221
BEC World PCL NVDR	136,207	153
Charoen Pokphand Foods PCL NVDR	1,141,257	1,100
CP ALL PCL (Registered)	452,600	589
CP ALL PCL NVDR	386,868	560
Glow Energy PCL (Registered)	100,200	163
Glow Energy PCL NVDR	78,602	128
Indorama Ventures PCL NVDR	554,847	844
IRPC PCL (Registered)	1,928,700	336
IRPC PCL NVDR	1,854,981	324
Kasikornbank PCL (Registered)	280,600	1,146
Kasikornbank PCL NVDR	429,197	1,726
Krung Thai Bank PCL (Registered)	559,800	342
Krung Thai Bank PCL NVDR	460,655	283
PTT Aromatics & Refining PCL (Registered)	124,994	153
PTT Aromatics & Refining PCL NVDR	288,501	353
PTT Chemical PCL (Registered)	72,700	348
PTT Chemical PCL NVDR	62,900	302
PTT Exploration & Production PCL NVDR	187,443	1,046
PTT Exploration & Production PCL (Registered)	259,300	1,443
PTT PCL (Registered)	195,000	2,125
PTT PCL NVDR	134,600	1,472
Siam Cement PCL (Registered)	49,900	663
Siam Cement PCL NVDR	63,598	732
Siam Commercial Bank PCL (Registered)	255,900	924
Siam Commercial Bank PCL NVDR	340,176	1,230
Thai Airways International PCL NVDR	242,587	230
Thai Oil PCL (Registered)	112,300	272
Thai Oil PCL NVDR	191,495	466

		25,910

Turkey - 1.4%
Akbank T.A.S.	466,324	2,155
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	78,926	1,067
Arcelik A.S.	79,264	405
Asya Katilim Bankasi A.S.*	194,306	303
Aygaz A.S.	—	—
BIM Birlesik Magazalar A.S.	32,551	1,058
Coca-Cola Icecek A.S.	24,376	360
Dogan Yayin Holding A.S.*	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	244,387	413
Enka Insaat ve Sanayi A.S.	127,545	389
Eregli Demir ve Celik Fabrikalari T.A.S.	212,187	542
Haci Omer Sabanci Holding A.S.	198,794	835
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	236,017	1,015
TAV Havalimanlari Holding A.S.*	64,023	321
Trakya Cam Sanayi A.S.	—	—
Tupras Turkiye Petrol Rafinerileri A.S.	48,908	1,200
Turk Hava Yollari*	156,794	411
Turk Telekomunikasyon A.S.	204,929	1,083
Turkcell Iletisim Hizmetleri A.S.*	299,900	1,618
Turkiye Garanti Bankasi A.S.	816,751	3,704
Turkiye Halk Bankasi A.S.	121,287	908
Turkiye Is Bankasi, Class C	611,397	1,876
Turkiye Sise ve Cam Fabrikalari A.S.	152,987	335
Turkiye Vakiflar Bankasi Tao, Class D	287,966	651
Yapi ve Kredi Bankasi A.S.*	336,960	847

		21,496

Total Common Stocks (3) (Cost $1,067,973)		1,409,644

PREFERRED STOCKS - 9.3%
Brazil - 8.5%
AES Tiete S.A.	39,453	639

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 9.3% continued
Brazil - 8.5% continued
Banco Bradesco S.A.	722,663	$14,679
Banco do Estado do Rio Grande do Sul, Class B	70,618	810
Bradespar S.A.	88,401	2,243
Brasil Telecom S.A.	97,802	940
Braskem S.A., Class A	61,441	878
Centrais Eletricas Brasileiras S.A., Class B	87,941	1,486
Cia Brasileira de Distribuicao Grupo Pao de Acucar	40,560	1,875
Cia de Bebidas das Americas	292,640	9,625
Cia de Bebidas das Americas - Receipt*	1,359	45
Cia de Transmissao de Energia Eletrica Paulista	12,346	397
Cia Energetica de Minas Gerais	149,762	3,039
Cia Energetica de Sao Paulo, Class B	61,308	1,204
Cia Paranaense de Energia, Class B	39,844	1,060
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	37,077	804
Gerdau S.A.	334,561	3,494
Gol Linhas Aereas Inteligentes S.A.	38,256	457
Itau Unibanco Holding S.A.	888,303	20,747
Itausa - Investimentos Itau S.A.	890,917	6,845
Itausa - Investimentos Itau S.A. - Receipt*	8,940	69
Klabin S.A.	176,221	655
Lojas Americanas S.A.	122,198	1,186
Metalurgica Gerdau S.A.	107,099	1,373
Petroleo Brasileiro S.A.	1,599,695	24,313
Suzano Papel e Celulose S.A.	65,083	471
Tam S.A.	29,536	634
Tele Norte Leste Participacoes S.A.	90,399	1,387
Telecomunicacoes de Sao Paulo S.A.	112,591	3,275
Telecomunicacoes de Sao Paulo S.A. ADR	2,945	87
Telemar Norte Leste S.A., Class A	14,823	493
Tim Participacoes S.A.	254,687	1,232
Ultrapar Participacoes S.A.	114,724	2,033
Usinas Siderurgicas de Minas Gerais S.A., Class A	178,044	1,563
Vale Fertilizantes S.A.	38,234	578
Vale S.A., Class A	780,030	22,312

		132,928

Chile - 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	34,322	2,230

Colombia - 0.1%
BanColombia S.A.	74,927	1,249

Russia - 0.2%
AK Transneft OAO	602	867
Sberbank of Russia	389,093	1,046
Surgutneftegaz OJSC	1,303,724	652
Surgutneftegaz OJSC ADR*	140,161	697

		3,262

South Korea - 0.4%
Hyundai Motor Co.	8,702	626
Hyundai Motor Co., Class 2	14,644	1,132
LG Chem Ltd.	2,970	464
Samsung Electronics Co. Ltd.	8,006	4,210

		6,432

Total Preferred Stocks (3) (Cost $109,877)		146,101

RIGHTS - 0.0%
Brazil - 0.0%
JBS S.A.*	40,325	1

Chile - 0.0%
Corpbanca S.A.*	3,108,752	—

China - 0.0%
China Citic Bank Corp. Ltd.*	481,714	52

Total Rights (3) (Cost $55)		53

Total Investments - 99.1% (Cost $1,177,905)		1,555,798

Other Assets less Liabilities - 0.9%		13,531

NET ASSETS - 100.0%		$1,569,329

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of these restricted illiquid securities amounted to approximately $2,367,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd. GDR	11/1/06 -12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Dax Index (Euro)	2	$536	Long	9/11	$19
FTSE/JSE Top 40 (South African Rand)	83	3,502	Long	9/11	66
Hang Seng Index (Hong Kong Dollar)	35	5,044	Long	7/11	50
MSCI Taiwan Index (United States Dollar)	94	2,784	Long	7/11	42
S&P/TSX 60 (Canadian Dollar)	7	1,106	Long	9/11	24
SPI 200 (Australian Dollar)	12	1,480	Long	9/11	25

Total					$226

At June 30, 2011, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.3%
Brazilian Real	15.3
Korean Won	14.7
Taiwan Dollar	11.1
United States Dollar	8.2
South African Rand	7.3
Indian Rupee	6.9
All other currencies less than 5%	19.2

Total	100.0%

At June 30, 2011, the Emerging Markets Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Brazilian Real	2,182	United States Dollar	1,355	9/21/11	$(17)
Hong Kong Dollar	7,785	United States Dollar	1,000	9/21/11	(1)
Indian Rupee	7,350	United States Dollar	162	9/21/11	—
United States Dollar	672	Hong Kong Dollar	5,226	9/21/11	—
United States Dollar	1,100	Korean Won	1,193,170	9/21/11	17
United States Dollar	330	Russian Ruble	9,266	9/21/11	(2)
United States Dollar	1,210	Taiwan Dollar	34,426	9/21/11	(10)

Total					$(13)

At June 30, 2011, the industry sectors for the Emerging Markets Equity Index Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.7%
Consumer Staples	6.7
Energy	14.5
Financials	24.7
Health Care	1.0
Industrials	7.5
Information Technology	12.2
Materials	14.9
Telecommunication Services	7.3
Utilities	3.5

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,185,285

Gross tax appreciation of investments	$411,148
Gross tax depreciation of investments	(40,635)

Net tax appreciation of investments	$370,513

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities , securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 Investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$18,407		$98,009	$—	$116,416
Consumer Staples	33,552		58,969	—	92,521
Energy	32,144		165,570	—	197,714
Financials	34,802		303,883	55	338,740
Health Care	2,799		13,350	—	16,149
Industrials	15,085		99,915	—	115,000
Information Technology	7,272		177,816	—	185,088
Materials	49,941		145,000	—	194,941
Telecommunication Services	27,809		78,552	—	106,361
Utilities	13,206		33,508	—	46,714
Preferred Stocks
Consumer Discretionary	1,186		1,758	—	2,944
Consumer Staples	11,545		—	—	11,545
Energy	27,043		1,519	—	28,562
Financials	44,398		1,046	—	45,444
Industrials	1,091		—	—	1,091
Information Technology	—		4,210	—	4,210
Materials	35,796		464	—	36,260
Telecommunication Services	7,415		—	—	7,415
Utilities	8,630		—	—	8,630
Rights
Consumer Staples	—	*	—	—	—
Financials	53		—	—	53

Total Investments	$372,174		$1,183,569	$55	$1,555,798

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$226		$—	$—	$226
Forward Foreign
Currency Exchange
Contracts	—		17	—	17
Liabilities
Forward Foreign
Currency Exchange
Contracts	—		(30)	—	(30)

Total Other Financial Instruments	$226		$(13)	$—	$213

*	Amount rounds to less than $1.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLEMENTS (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S) (1)(2)	BALANCE AS OF 6/30/11 (000S)
Common Stock
Financials	$55	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$55
Utilities	9	—	—	—	(2)	—	—	—	—	—	(7)	—

Total	$64	$—	$—	$—	$(2)	$—	$—	$—	$—	$—	$(7)	$55

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, June 30, 2011.
(2)	Transferred out of Level 3 due to securities having evaluated prices on observable inputs from multiple pricing vendors.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2011 was $0.

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%
Australia - 7.6%
BGP Holdings PLC - (Fractional Shares)*	6,535,576	$—
BWP Trust	366,301	719
CFS Retail Property Trust	1,479,431	2,887
Charter Hall Office REIT	343,789	1,237
Charter Hall Retail REIT*	210,899	724
Commonwealth Property Office Fund	1,700,239	1,718
Dexus Property Group	3,385,044	3,203
FKP Property Group	622,435	466
Goodman Group	5,171,168	3,913
GPT Group	1,297,889	4,409
Investa Office Fund	1,891,006	1,311
Mirvac Group	2,389,844	3,213
Stockland	1,666,968	6,110
Westfield Group	1,613,699	15,038
Westfield Retail Trust	2,134,435	6,213

		51,161

Austria - 0.3%
CA Immobilien Anlagen A.G.*	61,368	1,114
Conwert Immobilien Invest S.E.	56,080	948

		2,062

Belgium - 0.5%
Befimmo SCA Sicafi	11,756	1,045
Cofinimmo	9,569	1,364
Intervest Offices	4,785	155
Leasinvest Real Estate SCA	1,126	113
Warehouses De Pauw SCA	6,523	363
Wereldhave Belgium N.V.	1,464	146

		3,186

Brazil - 3.4%
Aliansce Shopping Centers S.A.	72,879	667
BR Malls Participacoes S.A.	310,529	3,552
BR Properties S.A.	97,556	1,094
Brookfield Incorporacoes S.A.	160,879	784
Camargo Correa Desenvolvimento Imobiliario S.A.	33,158	108
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	221,352	2,109
Even Construtora e Incorporadora S.A.	162,975	823
Ez Tec Empreendimentos e Participacoes S.A.	40,940	445
Gafisa S.A.	297,800	1,418
General Shopping Brasil S.A.*	17,804	153
Helbor Empreendimentos S.A.	34,916	494
Iguatemi Empresa de Shopping Centers S.A.	27,824	684
JHSF Participacoes S.A.	60,716	185
MRV Engenharia e Participacoes S.A.	252,303	2,095
Multiplan Empreendimentos Imobiliarios S.A.	57,894	1,265
PDG Realty S.A. Empreendimentos e Participacoes	785,582	4,425
Rodobens Negocios Imobiliarios S.A.	17,043	146
Rossi Residencial S.A.	139,639	1,142
Sonae Sierra Brasil S.A.	21,162	329
Tecnisa S.A.	95,708	800
Viver Incorporadora e Construtora S.A.*	150,585	248

		22,966

Canada - 3.6%
Allied Properties Real Estate Investment Trust	32,932	814
Artis Real Estate Investment Trust	52,692	767
Boardwalk Real Estate Investment Trust	33,365	1,670
Calloway Real Estate Investment Trust	71,763	1,876
Canadian Apartment Properties REIT	53,561	1,074
Canadian Real Estate Investment Trust	46,906	1,614
Chartwell Seniors Housing Real Estate Investment Trust	100,657	877
Cominar Real Estate Investment Trust	43,850	1,001
Crombie Real Estate Investment Trust	24,540	336
Dundee Real Estate Investment Trust	35,356	1,191
Extendicare Real Estate Investment Trust	55,878	604
First Capital Realty, Inc.	46,095	788
H&R Real Estate Investment Trust	109,321	2,453
Homburg Canada Real Estate Investment Trust*	33,820	445
InnVest Real Estate Investment Trust	66,108	465
Killam Properties, Inc.	31,204	349
Morguard Real Estate Investment Trust	29,456	472
Northern Property Real Estate Investment Trust	20,451	648
NorthWest Healthcare Properties Real Estate Investment Trust*	24,276	303
Primaris Retail Real Estate Investment Trust	46,736	1,020
RioCan Real Estate Investment Trust	181,926	4,892
Transglobe Apartment Real Estate Investment Trust*	25,199	298

		23,957

China - 1.4%
Agile Property Holdings Ltd.	967,979	1,514

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
China - 1.4% continued
Beijing North Star Co. Ltd., Class H	477,662	$112
China Merchants Property Development Co. Ltd., Class B	179,108	295
China Vanke Co. Ltd., Class B	908,556	1,224
Country Garden Holdings Co.	2,304,444	1,020
Guangzhou R&F Properties Co. Ltd., Class H	666,602	918
KWG Property Holding Ltd.	822,595	551
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	357,131	462
Shimao Property Holdings Ltd.	982,869	1,225
Shui On Land Ltd.	1,828,235	802
Soho China Ltd.	1,434,756	1,287

		9,410

Egypt - 0.1%
Six of October Development & Investment Co.	25,102	261

Finland - 0.3%
Citycon OYJ	128,096	576
Sponda OYJ	195,403	1,135
Technopolis OYJ	44,391	246

		1,957

France - 3.9%
Affine S.A.	2,884	83
Fonciere Des Regions	19,098	2,023
Gecina S.A.	13,150	1,837
ICADE	15,202	1,875
Klepierre	66,326	2,737
Mercialys S.A.	32,139	1,362
Societe de la Tour Eiffel	3,827	354
Societe Immobiliere de Location pour I’Industrie et le Commerce	9,070	1,302
Unibail-Rodamco S.E.	63,852	14,756

		26,329

Germany - 0.9%
Alstria Office REIT A.G.	50,171	756
Colonia Real Estate A.G.*	11,490	86
Deutsche Euroshop A.G.	36,039	1,427
Deutsche Wohnen A.G. (Bearer)	57,573	1,001
DIC Asset A.G.	23,997	303
GAGFAH S.A.	63,560	462
GSW Immobilien A.G.*	23,237	797
IVG Immobilien A.G.*	72,666	568
Patrizia Immobilien A.G.*	19,011	143
TAG Immobilien A.G.*	44,871	454

		5,997

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.	12,561	104
Lamda Development S.A.*	8,746	50

		154

Hong Kong - 11.5%
Champion REIT	1,724,846	970
China Overseas Land & Investment Ltd.	2,854,542	6,176
China Resources Land Ltd.	1,505,218	2,729
Hang Lung Properties Ltd.	1,560,452	6,463
Henderson Land Development Co. Ltd.	821,441	5,315
Hongkong Land Holdings Ltd.	1,218,618	8,686
Hopson Development Holdings Ltd.	493,505	447
Hysan Development Co. Ltd.	550,386	2,725
Kerry Properties Ltd.	499,599	2,418
Link REIT (The)	1,549,581	5,291
New World China Land Ltd.	1,211,933	435
New World Development Ltd.	2,083,161	3,164
Poly Hong Kong Investments Ltd.	1,272,000	844
Shenzhen Investment Ltd.	1,862,443	559
Sino Land Co. Ltd.	1,839,573	2,974
Sun Hung Kai Properties Ltd.	1,344,823	19,627
Wharf Holdings Ltd.	1,058,317	7,393
Yuexiu Property Co. Ltd.*	4,899,400	929

		77,145

India - 0.5%
Anant Raj Industries Ltd.	82,980	119
Ansal Properties & Infrastructure Ltd.	55,952	53
Brigade Enterprises Ltd.	20,741	34
DLF Ltd.	356,531	1,686
IVRCL Assets & Holdings Ltd.*	26,628	27
Mahindra Lifespace Developers Ltd.	14,436	117
MVL Ltd	80,396	45
Orbit Corp. Ltd.*	59,336	56
Parsvnath Developers Ltd.*	84,310	90
Peninsula Land Ltd.	81,507	84
Prestige Estates Projects Ltd.*	45,998	124
Sunteck Realty Ltd.	13,140	88
Unitech Ltd.	1,369,695	980

		3,503

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
Indonesia - 0.5%
Agung Podomoro Land Tbk PT*	3,938,196	$149
Alam Sutera Realty Tbk PT	3,909,640	149
Bakrieland Development Tbk PT*	28,287,643	490
Ciputra Development Tbk PT*	8,058,790	405
Ciputra Properity Tbk PT	2,172,438	108
Ciputra Surya Tbk PT*	530,000	47
Lippo Karawaci Tbk PT	11,453,531	871
Pakuwon Jati Tbk PT*	5,274,884	604
Sentul City Tbk PT*	15,325,017	213
Summarecon Agung Tbk PT	3,664,000	488

		3,524

Israel - 0.1%
Azrieli Group	24,208	655

Italy - 0.2%
Beni Stabili S.p.A.	667,474	674
Immobiliare Grande Distribuzione	83,327	203

		877

Japan - 8.0%
Aeon Mall Co. Ltd.	62,997	1,529
Japan Prime Realty Investment Corp.	500	1,327
Japan Real Estate Investment Corp.	342	3,360
Japan Retail Fund Investment Corp.	1,182	1,825
Kenedix Realty Investment Corp.	165	635
Mitsubishi Estate Co. Ltd.	729,480	12,806
Mitsui Fudosan Co. Ltd.	616,562	10,630
Mori Trust Sogo REIT, Inc.	85	835
Nippon Accommodations Fund, Inc.	102	768
Nippon Building Fund, Inc.	403	3,933
Nomura Real Estate Holdings, Inc.	52,400	875
Nomura Real Estate Office Fund, Inc.	210	1,395
NTT Urban Development Corp.	933	802
Orix JREIT, Inc.	175	969
Premier Investment Corp.	99	428
Sumitomo Realty & Development Co. Ltd.	333,425	7,454
Tokyo Tatemono Co. Ltd.	224,201	817
Tokyu Land Corp.	277,556	1,178
Tokyu REIT, Inc.	88	591
Top REIT, Inc.	109	600
United Urban Investment Corp.	1,011	1,168

		53,925

Malaysia - 0.6%
CapitaMalls Malaysia Trust	771,000	317
Eastern & Oriental Bhd.	635,900	340
Glomac Bhd.	99,000	60
IGB Corp. Bhd.	792,354	562
IJM Land Bhd.	384,150	369
KLCC Property Holdings Bhd.	329,548	366
Land & General Bhd.*	426,727	60
LBS Bina Group Bhd.*	193,600	55
SP Setia Bhd.	922,418	1,278
Sunway City Bhd.	129,300	230
Tebrau Teguh Bhd.*	362,600	92
YNH Property Bhd.	279,586	183

		3,912

Mexico - 0.4%
Consorcio ARA S.A.B. de C.V.	694,717	350
Corporacion GEO S.A.B. de C.V., Series B*	278,234	640
Desarrolladora Homex S.A.B. de C.V.*	177,885	747
Sare Holding S.A.B. de C.V., Class B*	498,805	119
Urbi Desarrollos Urbanos S.A.B. de C.V.*	345,926	759

		2,615

Netherlands - 1.3%
Corio N.V.	63,621	4,214
Eurocommercial Properties N.V. - CVA	28,701	1,427
Nieuwe Steen Investments N.V.	30,430	618
Vastned Offices/Industrial N.V.	13,213	233
Vastned Retail N.V.	12,929	927
Wereldhave N.V.	14,851	1,512

		8,931

New Zealand - 0.1%
Kiwi Income Property Trust	689,803	595

Norway - 0.1%
Norwegian Property ASA	353,519	740

Philippines - 0.5%
Ayala Land, Inc.	3,626,551	1,306
Filinvest Land, Inc.	6,898,989	187
Megaworld Corp.	7,282,101	335
Robinsons Land Corp.	1,140,475	316
SM Prime Holdings, Inc.	2,908,503	793
Vista Land & Lifescapes, Inc.	2,369,661	173

		3,110

Poland - 0.1%
Globe Trade Centre S.A.*	77,742	527

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
Poland - 0.1% continued
LC Corp. S.A.*	163,887	$83

		610

Singapore - 4.0%
Allgreen Properties Ltd.	541,562	706
Ascendas Real Estate Investment Trust	1,454,753	2,418
CapitaCommercial Trust	1,476,014	1,747
CapitaLand Ltd.	2,217,915	5,274
CapitaMall Trust	1,654,715	2,524
CapitaMalls Asia Ltd.	1,087,000	1,307
CDL Hospitality Trusts	499,610	839
City Developments Ltd.	477,000	4,055
Global Logistic Properties Ltd.*	1,289,793	2,166
Keppel Land Ltd.	504,027	1,492
Mapletree Industrial Trust	765,693	730
Mapletree Logistics Trust	1,271,722	953
Suntec Real Estate Investment Trust	1,537,291	1,879
Wing Tai Holdings Ltd.	412,380	494
Yanlord Land Group Ltd.	404,000	395

		26,979

South Africa - 1.2%
Emira Property Fund	264,981	522
Fountainhead Property Trust	814,328	776
Growthpoint Properties Ltd.	1,112,933	3,013
Redefine Properties Ltd.*	1,882,269	2,184
Resilient Property Income Fund Ltd.	181,081	842
SA Corporate Real Estate Fund	1,473,941	723

		8,060

Spain - 0.0%
Inmobiliaria Colonial S.A.*	2,324,860	192

Sweden - 1.1%
Castellum AB	120,180	1,801
Fabege AB	116,098	1,166
Hufvudstaden AB, Class A	105,591	1,265
Klovern AB	89,447	447
Kungsleden AB	95,792	913
Wallenstam AB, Class B	83,434	887
Wihlborgs Fastigheter AB	51,864	750

		7,229

Switzerland - 1.1%
Allreal Holding A.G. (Registered)*	4,824	795
Mobimo Holding A.G. (Registered)*	3,568	924
PSP Swiss Property A.G. (Registered)*	32,307	3,068
Swiss Prime Site A.G. (Registered)*	28,461	2,442
Zueblin Immobilien Holding A.G. (Registered)*	30,084	131

		7,360

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	100,539	125

Thailand - 0.4%
Amata Corp. PCL (Registered)	204,186	89
Amata Corp. PCL NVDR	28,171	12
Asian Property Development PCL NVDR	26,804	4
Asian Property Development PCL (Registered)	527,278	85
Central Pattana PCL (Registered)	401,563	382
Central Pattana PCL NVDR	49,442	47
Land and Houses PCL	4,769,900	896
Land and Houses PCL NVDR	513,403	96
LPN Development PCL (Registered)	947,603	295
LPN Development PCL NVDR	87,301	27
Property Perfect PCL (Registered)	2,923,806	68
Property Perfect PCL NVDR	339,762	8
Pruksa Real Estate PCL (Registered)	3,200	2
Pruksa Real Estate PCL NVDR	476,500	285
SC Asset Corp. PCL (Registered)	182,800	82
SC Asset Corp. PCL NVDR	1,378	1
Supalai PCL (Registered)	1,117,656	389
Supalai PCL NVDR	86,600	30

		2,798

Turkey - 0.3%
Akmerkez Gayrimenkul Yatirim
Ortakligi A.S.*	7,322	345
Alarko Gayrimenkul Yatirim Ortakligi A.S.	4,437	51
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	522,290	882
Is Gayrimenkul Yatirim Ortakligi A.S.	181,514	138
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	148,105	166
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	157,524	600

		2,182

United Arab Emirates - 0.3%
Aldar Properties PJSC*	807,089	275
Emaar Properties PJSC	2,082,382	1,726

		2,001

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
United Kingdom - 5.2%
A&J Mucklow Group PLC	16,075	$83
Big Yellow Group PLC	91,457	452
British Land Co. PLC	618,562	6,042
Capital & Counties Properties PLC	477,277	1,508
Capital Shopping Centres Group PLC	450,421	2,888
CLS Holdings PLC*	15,555	162
Daejan Holdings PLC	3,401	151
Derwent London PLC	70,102	2,054
Development Securities PLC	83,910	304
Grainger PLC	216,792	452
Great Portland Estates PLC	218,381	1,528
Hammerson PLC	494,718	3,821
Hansteen Holdings PLC	452,802	635
Helical Bar PLC	82,761	338
Invista Foundation Property Trust Ltd.	244,647	154
Land Securities Group PLC	544,568	7,446
London & Stamford Property PLC	381,674	799
Minerva PLC*	113,681	221
Primary Health Properties PLC	47,693	246
Quintain Estates & Development PLC*	366,761	353
Safestore Holdings PLC	131,426	291
Segro PLC	513,563	2,573
Shaftesbury PLC	174,512	1,479
St. Modwen Properties PLC	104,865	311
Unite Group PLC*	111,978	391
Workspace Group PLC	801,568	389

		35,071

United States - 39.0%
Acadia Realty Trust	27,944	568
Agree Realty Corp.	6,893	154
Alexander’s, Inc.	1,357	539
Alexandria Real Estate Equities, Inc.	43,229	3,347
American Assets Trust, Inc.	27,159	610
American Campus Communities, Inc.	47,955	1,703
Apartment Investment & Management Co., Class A	83,802	2,139
Ashford Hospitality Trust, Inc.	42,170	525
Associated Estates Realty Corp.	28,987	471
AvalonBay Communities, Inc.	61,020	7,835
BioMed Realty Trust, Inc.	91,178	1,754
Boston Properties, Inc.	101,761	10,803
Brandywine Realty Trust	94,784	1,099
BRE Properties, Inc.	52,171	2,602
Brookfield Office Properties, Inc.	262,548	5,071
Camden Property Trust	48,749	3,101
Campus Crest Communities, Inc.	21,902	283
CapLease, Inc.	45,769	225
CBL & Associates Properties, Inc.	103,790	1,882
Cedar Shopping Centers, Inc.	45,354	234
Chesapeake Lodging Trust	22,479	383
Cogdell Spencer, Inc.	36,135	216
Colonial Properties Trust	56,572	1,154
CommonWealth REIT	50,130	1,295
CommonWealth REIT - (Fractional Shares)*	75,000	—
Corporate Office Properties Trust	50,167	1,561
Cousins Properties, Inc.	73,532	628
DCT Industrial Trust, Inc.	169,001	884
Developers Diversified Realty Corp.	193,469	2,728
DiamondRock Hospitality Co.	115,664	1,241
Digital Realty Trust, Inc.	66,520	4,110
Douglas Emmett, Inc.	65,134	1,296
Duke Realty Corp.	175,808	2,463
DuPont Fabros Technology, Inc.	42,899	1,081
EastGroup Properties, Inc.	18,724	796
Education Realty Trust, Inc.	51,216	439
Entertainment Properties Trust	32,702	1,527
Equity Lifestyle Properties, Inc.	27,247	1,701
Equity One, Inc.	40,155	748
Equity Residential	205,548	12,333
Essex Property Trust, Inc.	22,751	3,078
Extra Space Storage, Inc.	65,584	1,399
Federal Realty Investment Trust	43,503	3,706
FelCor Lodging Trust, Inc.*	86,704	462
First Industrial Realty Trust, Inc.*	60,475	692
First Potomac Realty Trust	34,745	532
Forest City Enterprises, Inc., Class A*	102,003	1,904
Franklin Street Properties Corp.	57,220	739
General Growth Properties, Inc.	334,826	5,588
Getty Realty Corp.	17,289	436
Glimcher Realty Trust	68,619	652
Government Properties Income Trust	21,056	569
HCP, Inc.	283,953	10,418
Health Care REIT, Inc.	123,544	6,477
Healthcare Realty Trust, Inc.	50,782	1,048
Hersha Hospitality Trust	120,069	669
Highwoods Properties, Inc.	49,793	1,650
Home Properties, Inc.	27,418	1,669
Hospitality Properties Trust	85,803	2,081

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
United States - 39.0% continued
Host Hotels & Resorts, Inc.	475,811	$8,065
Inland Real Estate Corp.	63,543	561
Investors Real Estate Trust	56,878	493
Kilroy Realty Corp.	41,138	1,625
Kimco Realty Corp.	283,776	5,290
Kite Realty Group Trust	45,338	226
LaSalle Hotel Properties	59,920	1,578
Lexington Realty Trust	110,316	1,007
Liberty Property Trust	79,549	2,592
LTC Properties, Inc.	21,259	591
Macerich (The) Co.	90,993	4,868
Mack-Cali Realty Corp.	61,025	2,010
Medical Properties Trust, Inc.	77,802	895
Mid-America Apartment Communities, Inc.	25,674	1,732
National Health Investors, Inc.	19,397	862
National Retail Properties, Inc.	59,016	1,446
Nationwide Health Properties, Inc.	88,223	3,653
Omega Healthcare Investors, Inc.	71,021	1,492
Orient-Express Hotels Ltd., Class A*	72,784	782
Parkway Properties, Inc.	15,646	267
Pebblebrook Hotel Trust	35,527	717
Pennsylvania Real Estate Investment Trust	37,841	594
Piedmont Office Realty Trust, Inc., Class A	120,757	2,462
Post Properties, Inc.	35,030	1,428
ProLogis, Inc.	295,160	10,579
PS Business Parks, Inc.	12,903	711
Public Storage	89,192	10,169
Ramco-Gershenson Properties Trust	26,457	328
Realty Income Corp.	88,695	2,970
Regency Centers Corp.	62,877	2,765
Retail Opportunity Investments Corp.	29,373	316
Saul Centers, Inc.	9,505	374
Senior Housing Properties Trust	98,692	2,310
Simon Property Group, Inc.	204,805	23,804
SL Green Realty Corp.	57,933	4,801
Sovran Self Storage, Inc.	19,170	786
Strategic Hotels & Resorts, Inc.*	124,010	878
Sun Communities, Inc.	14,732	550
Sunstone Hotel Investors, Inc.*	81,190	753
Tanger Factory Outlet Centers	56,082	1,501
Taubman Centers, Inc.	29,263	1,732
TravelCenters of America LLC - (Fractional Shares)*	50,000	—
UDR, Inc.	132,574	3,255
Universal Health Realty Income Trust	8,718	349
Urstadt Biddle Properties, Inc., Class A	14,239	258
U-Store-It Trust	70,451	741
Ventas, Inc.	113,900	6,004
Vornado Realty Trust	128,817	12,003
Washington Real Estate Investment Trust	46,084	1,499
Weingarten Realty Investors	83,120	2,091
Winthrop Realty Trust	16,552	198

		262,259

Total Common Stocks (1) (Cost $575,861)		661,838

INVESTMENT COMPANIES - 0.2%
F&C Commercial Property Trust Ltd.	358,384	610
ING UK Real Estate Income Trust Ltd.	228,480	188
IRP Property Investments Ltd.	70,797	102
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	66,191	66
Standard Life Investment Property Income Trust PLC	89,947	96
UK Commercial Property Trust Ltd.	253,974	335

Total Investment Companies (1) (Cost $1,394)		1,397

RIGHTS - 0.0%
Hong Kong - 0.0%
New World Development Ltd.*	12,602	—

Thailand - 0.0%
Property Perfect Alien Market*	81,216	1
Property Perfect NVDR*	9,437	—

		1

United Kingdom - 0.0%
Standard Life Investment Property Income Trust PLC*	29,982	—

Total Rights (1) (Cost $4)		1

Total Investments - 98.7% (Cost $577,259)		663,236

Other Assets less Liabilities - 1.3%		8,795

NET ASSETS - 100.0%		$672,031

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,007,000 with net sales of approximately $1,941,000 during the three months ended June 30, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Real Estate Management & Development	30.9%
Real Estate Investment Trusts	66.3
Other industries less than 5%	2.8

Total	100.0%

At June 30, 2011, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Euro Stoxx 50 (Euro)	33	$1,363	Long	9/11	$36
Hang Seng Index (Hong Kong Dollar)	11	1,585	Long	7/11	16
Nikkei 225 (Japanese Yen)	3	183	Long	9/11	9
SPI 200 (Australian Dollar)	9	1,110	Long	9/11	21
S&P MidCap 400 E-Mini (U.S. Dollar)	46	4,492	Long	9/11	182
TOPIX Index (Japanese Yen)	6	633	Long	9/11	31

Total					$295

At June 30, 2011, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	858	United States Dollar	900	9/21/11	$(11)
Brazilian Real	5,250	United States Dollar	3,240	9/21/11	(62)
British Pound	434	United States Dollar	700	9/21/11	5
Euro	63	United States Dollar	90	9/21/11	(1)
Euro	3,641	United States Dollar	5,294	9/21/11	27
Hong Kong Dollar	15,578	United States Dollar	2,000	9/21/11	(3)
Hong Kong Dollar	739	United States Dollar	95	9/21/11	—
Japanese Yen	30,688	United States Dollar	380	9/21/11	(1)
Swiss Franc	8	United States Dollar	10	9/21/11	—
United States Dollar	1,588	Australian Dollar	1,514	9/21/11	19
United States Dollar	3,226	Brazilian Real	5,250	9/21/11	75
United States Dollar	187	British Pound	114	9/21/11	(4)
United States Dollar	300	British Pound	188	9/21/11	1
United States Dollar	50	Canadian Dollar	49	9/21/11	1
United States Dollar	122	Euro	86	9/21/11	3
United States Dollar	1,300	Euro	917	9/21/11	27
United States Dollar	3,700	Euro	2,606	9/21/11	70
United States Dollar	894	Hong Kong Dollar	6,953	9/21/11	—
United States Dollar	600	Hong Kong Dollar	4,671	9/21/11	1
United States Dollar	431	Japanese Yen	34,422	9/21/11	(3)

Total					$144

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$645,463

Gross tax appreciation of investments	$84,437
Gross tax depreciation of investments	(66,664)

Net tax appreciation of investments	$17,773

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	40.2%
Hong Kong Dollar	11.7
Japanese Yen	8.1
Australian Dollar	7.7
Euro	7.5
British Pound	5.5
All other currencies less than 5%	19.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Hotels Restaurants & Leisure	$783	$—	$—	$783
Household Durables	17,653	—	—	17,653
Real Estate Investment Trusts	277,322	161,029	—	438,351
Real Estate Management & Development	16,040	189,011	—	205,051
Investment Companies
Money Market Fund	66	—	—	66
Real Estate Investment Trusts	—	1,331	—	1,331
Rights	1	—	—	1

Total Investments	$311,865	$351,371	$—	$663,236

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$295	$—	$—	$295
Forward Foreign Currency Exchange Contracts	—	229	—	229
Liabilities
Forward Foreign Currency Exchange Contracts	—	(85)	—	(85)

Total Other Financial Instruments	$295	$144	$—	$439

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLEMENTS (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/11 (000S)
Common Stock
Financials	$830	$—	$—	$—	$(347)	$—	$—	$(483)	$—	$—	$—	$—

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Australia - 4.2%
AGL Energy Ltd.	3,697	$58
Alumina Ltd.	20,226	46
Amcor Ltd.	9,698	75
AMP Ltd.	22,673	119
Australia & New Zealand Banking Group Ltd.	20,856	493
Bendigo and Adelaide Bank Ltd.	3,150	30
BlueScope Steel Ltd.	13,501	17
Boral Ltd.	5,288	25
Brambles Ltd.	11,749	91
CFS Retail Property Trust	15,137	30
Coca-Cola Amatil Ltd.	4,543	56
Commonwealth Bank of Australia	12,587	708
Computershare Ltd.	3,574	34
Dexus Property Group	40,486	38
Fortescue Metals Group Ltd.	10,292	71
Goodman Group	55,399	42
GPT Group	14,336	49
Insurance Australia Group Ltd.	16,321	60
Lend Lease Group	4,338	42
MacArthur Coal Ltd.	1,187	14
Metcash Ltd.	6,253	28
Mirvac Group	26,732	36
National Australia Bank Ltd.	17,441	481
Newcrest Mining Ltd.	6,303	256
OneSteel Ltd.	9,639	19
Orica Ltd.	2,854	83
Origin Energy Ltd.	8,585	146
OZ Minerals Ltd.	2,931	42
Santos Ltd.	7,024	102
SP AusNet	12,807	13
Stockland	18,719	69
Transurban Group	10,491	59
Westpac Banking Corp.	24,483	587
Woolworths Ltd.	10,053	300

		4,319

Austria - 0.1%
OMV A.G.	1,540	67
Telekom Austria A.G.	2,544	33
Verbund A.G.	553	24

		124

Belgium - 0.3%
Bekaert N.V.	310	24
Colruyt S.A.	634	32
Delhaize Group S.A.	834	62
Dexia S.A.*	4,542	14
KBC Groep N.V.	1,241	49
Solvay S.A., Class A	475	73
Umicore S.A.	922	50

		304

Canada - 5.9%
Agnico-Eagle Mines Ltd.	1,384	87
Agrium, Inc.	1,290	113
ARC Resources Ltd.	2,254	58
Bank of Nova Scotia	8,718	525
BCE, Inc.	2,049	80
Bombardier, Inc., Class B	11,342	82
Bonavista Energy Corp.	1,063	31
CAE, Inc.	2,043	28
Canadian National Railway Co.	3,748	300
Canadian Pacific Railway Ltd.	1,358	85
Canadian Tire Corp. Ltd., Class A	629	41
Canadian Utilities Ltd., Class A	696	40
Cenovus Energy, Inc.	6,032	228
CGI Group, Inc., Class A*	1,800	44
Crescent Point Energy Corp.	1,966	91
Empire Co. Ltd., Class A	200	12
Enbridge, Inc.	6,002	195
Enerplus Corp.	1,421	45
Finning International, Inc.	1,418	42
Franco-Nevada Corp.	995	37
Gildan Activewear, Inc.	913	32
Inmet Mining Corp.	458	33
Kinross Gold Corp.	9,043	143
Loblaw Cos. Ltd.	872	35
Metro, Inc., Class A	874	43
Nexen, Inc.	4,309	97
Open Text Corp.*	500	32
Osisko Mining Corp.*	2,717	42
Pacific Rubiales Energy Corp.	2,114	57
Penn West Petroleum Ltd.	3,751	87
PetroBakken Energy Ltd., Class A	669	9
Potash Corp. of Saskatchewan, Inc.	6,995	399
Research In Motion Ltd.*	3,800	110
Ritchie Bros Auctioneers, Inc.	759	21
Rogers Communications, Inc., Class B	3,405	135
Royal Bank of Canada	11,507	658
Saputo, Inc.	1,114	54

NORTHERN FUNDS QUARTERLY REPORT    25     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Canada - 5.9% continued
Suncor Energy, Inc.	12,747	$500
Talisman Energy, Inc.	8,177	168
Teck Resources Ltd., Class B	4,644	236
Tim Hortons, Inc.	1,300	63
Toronto-Dominion Bank (The)	7,145	606
TransAlta Corp.	1,643	35
Valeant Pharmaceuticals International, Inc.	2,300	120
Vermilion Energy, Inc.	674	36
Viterra, Inc.	2,817	31
Yamana Gold, Inc.	6,008	70
Yellow Media, Inc.	3,700	9

		6,025

Denmark - 0.7%
Danske Bank A/S*	5,226	97
DSV A/S	1,702	41
Novo Nordisk A/S, Class B	3,410	428
Novozymes A/S, Class B	370	60
Pandora A/S	471	15
Tryg A/S	208	12
Vestas Wind Systems A/S*	1,553	36

		689

Finland - 0.5%
Kesko OYJ, Class B	585	27
Metso OYJ	993	56
Neste Oil OYJ	958	15
Nokia OYJ	29,806	193
Outokumpu OYJ	925	12
Rautaruukki OYJ	718	16
Sanoma OYJ	586	11
Stora Enso OYJ, Class R	4,917	52
UPM-Kymmene OYJ	4,175	76

		458

France - 3.2%
Air Liquide S.A.	2,367	339
Bouygues S.A.	1,940	85
Bureau Veritas S.A.	430	36
Carrefour S.A.	4,619	190
Casino Guichard Perrachon S.A.	448	42
Christian Dior S.A.	437	69
Cie de Saint-Gobain	3,180	206
Cie Generale de Geophysique-Veritas*	1,181	44
CNP Assurances	1,085	24
Danone	4,669	348
Dassault Systemes S.A.	472	40
France Telecom S.A.	14,850	316
Gecina S.A.	175	24
Imerys S.A.	274	19
JCDecaux S.A.*	528	17
Lagardere S.C.A.	981	41
L’Oreal S.A.	1,909	248
Peugeot S.A.	1,185	53
Renault S.A.	1,584	94
Safran S.A.	1,331	57
Schneider Electric S.A.	1,975	330
Societe BIC S.A.	246	24
Societe Television Francaise 1	935	17
Suez Environnement Co.	2,302	46
Technip S.A.	785	84
Unibail-Rodamco S.E.	734	170
Veolia Environnement S.A.	2,912	82
Vinci S.A.	3,552	228

		3,273

Germany - 2.9%
Adidas A.G.	1,679	133
BASF S.E.	7,486	733
Bayerische Motoren Werke A.G.	2,686	268
Beiersdorf A.G.	783	51
Deutsche Boerse A.G.	1,538	117
Deutsche Lufthansa A.G. (Registered)	1,812	39
Deutsche Post A.G. (Registered)	6,767	130
Fraport A.G. Frankfurt Airport Services Worldwide	323	26
GEA Group A.G.	1,395	50
HeidelbergCement A.G.	1,103	70
Henkel A.G. & Co. KGaA	1,006	58
Hochtief A.G.	350	29
K+S A.G.	1,380	106
Linde A.G.	1,413	248
Merck KGaA	517	56
Metro A.G.	999	60
Muenchener Rueckversicherungs A.G. (Registered)	1,575	240
Salzgitter A.G.	304	23
SAP A.G.	7,552	457
Suedzucker A.G.	476	17
Wacker Chemie A.G.	114	25

		2,936

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Greece - 0.0%
Coca Cola Hellenic Bottling Co. S.A.*	1,536	$41

Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	9,000	21
CLP Holdings Ltd.	15,099	134
Hang Seng Bank Ltd.	6,178	99
Hong Kong & China Gas Co. Ltd.	37,015	84
Li & Fung Ltd.	48,000	96
MTR Corp.	12,291	44
NWS Holdings Ltd.	10,408	14

		492

Ireland - 0.2%
CRH PLC	5,649	125
Kerry Group PLC, Class A	1,129	47

		172

Israel - 0.0%
Delek Group Ltd.	29	7

Italy - 1.8%
A2A S.p.A.	8,006	12
Assicurazioni Generali S.p.A.	9,389	198
Atlantia S.p.A.	2,508	53
Autogrill S.p.A.	824	11
Enel Green Power S.p.A.	14,318	39
ENI S.p.A.	19,854	471
Fiat Industrial S.p.A.*	6,125	79
Intesa Sanpaolo S.p.A.	80,785	215
Intesa Sanpaolo S.p.A. (RSP)	6,790	15
Parmalat S.p.A.*	9,782	37
Pirelli & C. S.p.A.	1,700	18
Saipem S.p.A.	2,180	112
Snam Rete Gas S.p.A.	12,959	77
Telecom Italia S.p.A.	75,149	105
Tenaris S.A.	3,719	85
Terna Rete Elettrica Nazionale S.p.A.	9,389	44
UniCredit S.p.A.	107,968	228

		1,799

Japan - 10.6%
Aeon Co. Ltd.	4,600	56
Aeon Credit Service Co. Ltd.	590	8
Aeon Mall Co. Ltd.	600	15
Air Water, Inc.	1,000	12
Aisin Seiki Co. Ltd.	1,500	58
Ajinomoto Co., Inc.	6,000	71
Asahi Glass Co. Ltd.	8,000	93
Asahi Kasei Corp.	10,000	68
Asics Corp.	1,000	15
Astellas Pharma, Inc.	3,600	139
Bank of Kyoto (The) Ltd.	2,461	23
Benesse Holdings, Inc.	500	22
Brother Industries Ltd.	2,100	31
Canon, Inc.	9,100	434
Casio Computer Co. Ltd.	1,700	12
Central Japan Railway Co.	12	94
Chugai Pharmaceutical Co. Ltd.	1,910	31
Chugoku Electric Power (The) Co., Inc.	2,600	45
Coca-Cola West Co. Ltd.	474	9
Cosmo Oil Co. Ltd.	4,000	11
Dai Nippon Printing Co. Ltd.	5,000	56
Daicel Chemical Industries Ltd.	2,000	13
Daido Steel Co. Ltd.	2,000	13
Dai-ichi Life Insurance (The) Co. Ltd.	72	101
Daikin Industries Ltd.	1,900	67
Dainippon Sumitomo Pharma Co. Ltd.	1,235	12
Daiwa House Industry Co. Ltd.	4,000	50
Denki Kagaku Kogyo K.K.	4,000	19
Denso Corp.	3,900	145
East Japan Railway Co.	2,700	155
Eisai Co. Ltd.	2,005	78
FamilyMart Co. Ltd.	500	18
FANUC Corp.	1,600	267
Fast Retailing Co. Ltd.	500	81
Fuji Electric Co. Ltd.	4,000	13
Fuji Heavy Industries Ltd.	4,608	36
FUJIFILM Holdings Corp.	3,800	118
Fujitsu Ltd.	15,000	86
Hiroshima Bank (The) Ltd.	3,684	16
Hitachi Chemical Co. Ltd.	817	16
Hitachi Construction Machinery Co. Ltd.	1,000	22
Hitachi High-Technologies Corp.	443	10
Hitachi Metals Ltd.	2,000	28
Honda Motor Co. Ltd.	13,100	505
Ibiden Co. Ltd.	1,000	31
Idemitsu Kosan Co. Ltd.	200	21
Inpex Corp.	18	133
Isetan Mitsukoshi Holdings Ltd.	3,300	32
Japan Steel Works (The) Ltd.	2,000	14
JS Group Corp.	2,200	57

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Japan - 10.6% continued
JSR Corp.	1,600	$31
JTEKT Corp.	1,900	28
Kaneka Corp.	2,000	13
Kansai Paint Co. Ltd.	2,000	18
Kao Corp.	4,300	113
Kawasaki Kisen Kaisha Ltd.	7,000	25
KDDI Corp.	23	166
Keikyu Corp.	4,000	29
Keio Corp.	5,000	28
Kikkoman Corp.	2,000	21
Kobe Steel Ltd.	19,551	44
Komatsu Ltd.	7,600	236
Konica Minolta Holdings, Inc.	4,000	33
Kubota Corp.	9,000	80
Kuraray Co. Ltd.	2,900	43
Kyocera Corp.	1,200	122
Lawson, Inc.	500	26
Makita Corp.	900	42
Marubeni Corp.	13,123	87
Marui Group Co. Ltd.	1,600	12
MEIJI Holdings Co. Ltd.	521	22
Minebea Co. Ltd.	3,000	16
Mitsubishi Chemical Holdings Corp.	11,000	78
Mitsubishi Electric Corp.	16,000	186
Mitsubishi Gas Chemical Co., Inc.	3,000	22
Mitsubishi Motors Corp.*	30,910	38
Mitsubishi UFJ Financial Group, Inc.	103,800	505
Mitsubishi UFJ Lease & Finance Co. Ltd.	453	18
Mitsui Chemicals, Inc.	6,000	22
Mitsui Fudosan Co. Ltd.	7,000	121
Mitsui O.S.K. Lines Ltd.	9,000	48
Mizuho Financial Group, Inc.	167,733	277
Mizuho Trust & Banking Co. Ltd.	11,000	10
MS&AD Insurance Group Holdings	4,552	107
Murata Manufacturing Co. Ltd.	1,615	108
NGK Insulators Ltd.	2,000	37
Nidec Corp.	900	84
Nikon Corp.	2,700	64
Nippon Meat Packers, Inc.	2,000	29
Nippon Steel Corp.	41,000	133
Nissan Motor Co. Ltd.	19,800	208
Nisshin Seifun Group, Inc.	1,500	19
Nisshin Steel Co. Ltd.	6,000	11
Nissin Foods Holdings Co. Ltd.	500	18
Nitto Denko Corp.	1,300	66
Nomura Holdings, Inc.	28,100	139
Nomura Research Institute Ltd.	766	17
NSK Ltd.	4,000	40
NTN Corp.	4,000	23
NTT Data Corp.	11	37
NTT DoCoMo, Inc.	122	218
NTT Urban Development Corp.	9	8
Odakyu Electric Railway Co. Ltd.	5,000	40
Olympus Corp.	1,700	57
Omron Corp.	1,700	47
Osaka Gas Co. Ltd.	15,000	57
Otsuka Corp.	100	6
Panasonic Corp.	17,700	216
Ricoh Co. Ltd.	6,000	67
Rohm Co. Ltd.	800	46
Santen Pharmaceutical Co. Ltd.	600	24
Secom Co. Ltd.	1,700	82
Seiko Epson Corp.	1,016	18
Sekisui Chemical Co. Ltd.	4,000	34
Sekisui House Ltd.	5,000	47
Seven & I Holdings Co. Ltd.	6,000	161
Sharp Corp.	8,000	73
Shikoku Electric Power Co., Inc.	1,500	34
Shimizu Corp.	5,000	21
Shin-Etsu Chemical Co. Ltd.	3,300	177
Shinsei Bank Ltd.	11,000	11
Shizuoka Bank (The) Ltd.	5,000	46
Showa Shell Sekiyu K.K.	1,400	13
Softbank Corp.	6,900	261
Sony Corp.	8,000	212
Stanley Electric Co. Ltd.	1,133	20
Sumitomo Chemical Co. Ltd.	13,000	65
Sumitomo Electric Industries Ltd.	6,000	88
Sumitomo Metal Industries Ltd.	27,000	61
Sumitomo Metal Mining Co. Ltd.	5,000	82
Sumitomo Rubber Industries Ltd.	1,200	15
Suruga Bank Ltd.	1,170	10
Suzuken Co. Ltd.	553	13
Suzuki Motor Corp.	2,671	60
Sysmex Corp.	571	21
T&D Holdings, Inc.	2,300	55
Taiyo Nippon Sanso Corp.	2,000	16
Takashimaya Co. Ltd.	2,000	14

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Japan - 10.6% continued
Takeda Pharmaceutical Co. Ltd.	6,300	$291
TDK Corp.	1,000	55
Teijin Ltd.	7,000	31
Tobu Railway Co. Ltd.	8,000	34
Toho Gas Co. Ltd.	3,000	16
Tokyo Gas Co. Ltd.	20,000	90
Tokyu Corp.	9,000	37
TonenGeneral Sekiyu K.K.	2,000	25
Toppan Printing Co. Ltd.	5,000	39
Toray Industries, Inc.	12,000	89
Tosoh Corp.	4,000	16
TOTO Ltd.	3,000	23
Toyo Seikan Kaisha Ltd.	1,100	18
Toyoda Gosei Co. Ltd.	500	11
Toyota Boshoku Corp.	500	8
Toyota Industries Corp.	1,400	46
Tsumura & Co.	600	19
Ube Industries Ltd.	8,000	24
Ushio, Inc.	800	16
Yakult Honsha Co. Ltd.	700	20
Yamada Denki Co. Ltd.	656	54
Yamaha Corp.	1,100	13
Yamaha Motor Co. Ltd.*	2,300	42
Yamato Holdings Co. Ltd.	3,200	50
Yamato Kogyo Co. Ltd.	400	12
Yamazaki Baking Co. Ltd.	859	12
Yokogawa Electric Corp.*	1,600	14

		10,761

Netherlands - 1.3%
Akzo Nobel N.V.	1,841	116
ASML Holding N.V.	3,400	125
Delta Lloyd N.V.	820	19
Fugro N.V. - CVA	536	39
Koninklijke Ahold N.V.	9,494	128
Koninklijke DSM N.V.	1,205	78
Koninklijke Philips Electronics N.V.	7,897	203
LyondellBasell Industries N.V., Class A	2,245	87
PostNL N.V.	2,715	23
Randstad Holding N.V.	959	44
Unilever N.V. - CVA	13,041	427
Wolters Kluwer N.V.	2,397	53

		1,342

New Zealand - 0.1%
Auckland International Airport Ltd.	6,444	12
Contact Energy Ltd.*	3,058	13
Fletcher Building Ltd.	5,584	40

		65

Norway - 0.5%
Aker Solutions ASA	1,190	24
DnB NOR ASA	7,971	111
Norsk Hydro ASA	7,660	59
Orkla ASA	6,051	57
Seadrill Ltd.	2,474	87
Telenor ASA	5,929	97
Yara International ASA	1,558	88

		523

Portugal - 0.2%
Banco Comercial Portugues S.A. (Registered)*	26,979	16
EDP - Energias de Portugal S.A.	14,863	53
Galp Energia SGPS S.A., Class B	1,920	46
Jeronimo Martins SGPS S.A.	1,773	34
Portugal Telecom SGPS S.A. (Registered)	5,402	53

		202

Singapore - 0.1%
CapitaMall Trust	15,000	23
Flextronics International Ltd.*	6,053	39
SembCorp Industries Ltd.	8,000	32

		94

Spain - 2.3%
Abertis Infraestructuras S.A.	2,961	66
Acciona S.A.	196	21
ACS Actividades de Construccion y Servicios S.A.	1,171	55
Banco Bilbao Vizcaya Argentaria S.A.	34,876	409
Banco de Sabadell S.A.	8,508	35
Banco Santander S.A.	68,540	791
Bankinter S.A.*	2,053	14
EDP Renovaveis S.A.*	1,604	11
Enagas S.A.	1,515	37
Ferrovial S.A.	2,926	37
Fomento de Construcciones y Contratas S.A.	445	14
Gas Natural SDG S.A.	2,774	58
Grifols S.A.*	1,110	22
Iberdrola Renovables S.A.	6,180	27

NORTHERN FUNDS QUARTERLY REPORT    29    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Spain - 2.3% continued
Iberdrola S.A.*	30,326	$270
Inditex S.A.	1,738	159
Indra Sistemas S.A.	889	18
International Consolidated Airlines Group S.A.*	7,746	31
Mediaset Espana Comunicacion S.A.	1,494	13
Red Electrica Corp. S.A.	867	52
Repsol YPF S.A.	6,354	221
Zardoya Otis S.A.	1,012	15

		2,376

Sweden - 1.9%
Alfa Laval AB	2,760	60
Assa Abloy AB, Class B	2,552	69
Boliden AB	2,230	41
Electrolux AB, Class B	1,936	46
Hennes & Mauritz AB, Class B	8,202	283
Hexagon AB, Class B	2,035	50
Holmen AB, Class B	383	12
Kinnevik Investment AB, Class B	1,665	37
Modern Times Group AB, Class B	365	24
Nordea Bank AB	22,202	239
Sandvik AB	8,000	140
Scania AB, Class B	2,525	59
Skandinaviska Enskilda Banken AB, Class A	11,468	94
Skanska AB, Class B	3,204	57
SKF AB, Class B	3,046	88
SSAB AB, Class A	1,306	19
Svenska Cellulosa AB, Class B	4,640	65
Svenska Handelsbanken AB, Class A	3,894	120
Swedbank AB, Class A	6,495	109
TeliaSonera AB	17,453	128
Volvo AB, Class B	10,965	192

		1,932

Switzerland - 3.4%
Adecco S.A. (Registered)*	1,021	65
Aryzta A.G.	704	38
Cie Financiere Richemont S.A., Class A (Bearer)	4,178	274
Geberit A.G. (Registered)*	304	72
Givaudan S.A. (Registered)*	69	73
Lindt & Spruengli A.G. (Registered)	1	36
Lindt & Spruengli A.G. (Participation Certificate)	8	25
Noble Corp.	2,000	79
Novartis A.G. (Registered)	18,977	1,163
Roche Holding A.G. (Genusschein)	5,723	957
Sika A.G. (Bearer)	16	39
STMicroelectronics N.V.*	4,907	49
Swiss Re Ltd.*	2,815	158
Swisscom A.G. (Registered)	210	96
Syngenta A.G. (Registered)*	755	255
Wolseley PLC	2,212	72

		3,451

United Kingdom - 9.6%
Aggreko PLC	2,266	70
AMEC PLC	2,679	47
Antofagasta PLC	3,141	70
Associated British Foods PLC	2,869	50
Balfour Beatty PLC	5,287	26
Barclays PLC	94,382	388
BG Group PLC	27,562	626
British Land Co. PLC	6,758	66
British Sky Broadcasting Group PLC	9,127	124
Bunzl PLC	2,759	35
Burberry Group PLC	3,410	79
Cairn Energy PLC*	11,003	73
Capita Group (The) PLC	4,879	56
Capital Shopping Centres Group PLC	4,194	27
Compass Group PLC	15,047	145
Experian PLC	7,976	102
Fresnillo PLC	1,419	32
GlaxoSmithKline PLC	42,189	903
Home Retail Group PLC	6,566	17
HSBC Holdings PLC	143,498	1,424
International Power PLC	11,842	61
Intertek Group PLC	1,269	40
Invensys PLC	6,914	36
J. Sainsbury PLC	9,623	51
Johnson Matthey PLC	1,721	54
Kingfisher PLC	19,444	83
Land Securities Group PLC	6,171	84
Lonmin PLC	1,377	32
Marks & Spencer Group PLC	13,047	76
National Grid PLC	28,091	276
Old Mutual PLC	43,332	93
Pearson PLC	6,981	132
Petrofac Ltd.	2,110	51

EQUITY INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United Kingdom - 9.6% continued
Prudential PLC	20,280	$234
Randgold Resources Ltd.	725	61
Reckitt Benckiser Group PLC	4,935	272
Rexam PLC	7,109	44
Royal Bank of Scotland Group PLC*	141,225	88
RSA Insurance Group PLC	28,346	61
Scottish & Southern Energy PLC	7,509	168
Segro PLC	6,347	32
Severn Trent PLC	1,895	45
Smiths Group PLC	3,205	62
Standard Chartered PLC	19,170	504
Standard Life PLC	18,457	62
Subsea 7 S.A.*	2,296	59
Tesco PLC	66,060	427
Tullow Oil PLC	7,039	140
Unilever PLC	10,284	332
United Utilities Group PLC	5,452	52
Vodafone Group PLC	419,833	1,116
Whitbread PLC	1,418	37
WM Morrison Supermarkets PLC	18,141	87
WPP PLC	10,117	127
Xstrata PLC	17,010	375

		9,814

United States - 46.4%
3M Co.	5,516	523
Abbott Laboratories	12,500	658
Accenture PLC, Class A	5,200	314
ACE Ltd.	2,684	177
Adobe Systems, Inc.*	3,989	125
Advance Auto Parts, Inc.	700	41
Advanced Micro Devices, Inc.*	4,700	33
Aetna, Inc.	3,063	135
Aflac, Inc.	3,745	175
Agilent Technologies, Inc.*	2,760	141
Air Products & Chemicals, Inc.	1,722	165
Airgas, Inc.	690	48
Alcoa, Inc.	8,500	135
Allegheny Technologies, Inc.	800	51
Allergan, Inc.	2,437	203
Alliant Energy Corp.	900	37
American Express Co.	8,716	451
American Tower Corp., Class A*	3,200	167
American Water Works Co., Inc.	1,500	44
Ameriprise Financial, Inc.	2,000	115
AMETEK, Inc.	1,300	58
Analog Devices, Inc.	2,405	94
Annaly Capital Management, Inc.	6,400	115
Apache Corp.	3,099	382
Applied Materials, Inc.	10,591	138
Arch Capital Group Ltd.*	1,100	35
Assurant, Inc.	800	29
Autodesk, Inc.*	1,800	69
Autoliv, Inc.	713	56
AutoZone, Inc.*	213	63
Avery Dennison Corp.	800	31
Avon Products, Inc.	3,500	98
Axis Capital Holdings Ltd.	900	28
Ball Corp.	1,340	52
Bank of New York Mellon (The) Corp.	10,038	257
Baxter International, Inc.	4,631	276
BB&T Corp.	5,540	149
Becton, Dickinson and Co.	1,813	156
Bed Bath & Beyond, Inc.*	2,050	120
Berkshire Hathaway Inc., Class B*	7,297	565
Best Buy Co., Inc.	2,625	82
Biogen Idec, Inc.*	1,830	196
BlackRock, Inc.	750	144
BorgWarner, Inc.*	960	78
Boston Properties, Inc.	1,170	124
Bristol-Myers Squibb Co.	13,783	399
C.H. Robinson Worldwide, Inc.	1,370	108
CA, Inc.	3,300	75
Cablevision Systems Corp. (New York Group), Class A	1,691	61
Cabot Oil & Gas Corp.	800	53
Calpine Corp.*	2,569	41
Cameron International Corp.*	2,000	101
Campbell Soup Co.	1,600	55
Capital One Financial Corp.	3,700	191
CarMax, Inc.*	1,900	63
Caterpillar, Inc.	5,214	555
CB Richard Ellis Group, Inc., Class A*	2,323	58
Celanese Corp., Series A	1,300	69
CenterPoint Energy, Inc.	3,180	62
CenturyLink, Inc.	4,796	194
Charles Schwab (The) Corp.	8,313	137
Chesapeake Energy Corp.	5,341	159
Chipotle Mexican Grill, Inc.*	248	76
Chubb Corp.	2,432	152

NORTHERN FUNDS QUARTERLY REPORT    31    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United States - 46.4% continued
CIGNA Corp.	2,169	$112
Cimarex Energy Co.	700	63
Cincinnati Financial Corp.	1,200	35
Cisco Systems, Inc.	44,956	702
Cliffs Natural Resources, Inc.	1,200	111
Clorox Co.	1,100	74
CME Group, Inc.	573	167
Coach, Inc.	2,412	154
Coca-Cola Enterprises, Inc.	2,600	76
Cognizant Technology Solutions Corp., Class A*	2,430	178
Colgate-Palmolive Co.	3,964	346
Comerica, Inc.	1,400	48
ConAgra Foods, Inc.	3,400	88
Concho Resources, Inc.*	773	71
Consolidated Edison, Inc.	2,323	124
Continental Resources, Inc.*	357	23
Cooper Industries PLC	1,306	78
Coventry Health Care, Inc.*	1,195	44
Crown Castle International Corp.*	2,357	96
Crown Holdings, Inc.*	1,200	47
CSX Corp.	8,880	233
Cummins, Inc.	1,559	161
Danaher Corp.	4,664	247
Darden Restaurants, Inc.	1,130	56
Deere & Co.	3,454	285
Dell, Inc.*	13,939	232
Delta Air Lines, Inc.*	1,900	17
Denbury Resources, Inc.*	3,200	64
Devon Energy Corp.	3,305	260
DeVry, Inc.	500	30
Diamond Offshore Drilling, Inc.	600	42
Discover Financial Services	4,390	117
Discovery Communications, Inc., Class A*	1,100	45
Discovery Communications, Inc., Class C*	1,100	40
Dover Corp.	1,459	99
Dr Pepper Snapple Group, Inc.	1,789	75
DTE Energy Co.	1,400	70
Duke Realty Corp.	2,200	31
Dun & Bradstreet Corp.	423	32
Eastman Chemical Co.	600	61
Eaton Corp.	2,600	134
Eaton Vance Corp.	900	27
Ecolab, Inc.	1,872	106
El Paso Corp.	5,600	113
EMC Corp.*	16,600	457
Emerson Electric Co.	6,055	341
EOG Resources, Inc.	2,089	218
EQT Corp.	1,105	58
Equifax, Inc.	1,000	35
Estee Lauder (The) Cos., Inc., Class A	1,000	105
Everest Re Group Ltd.	500	41
Expeditors International of Washington, Inc.	1,690	87
Fastenal Co.	2,228	80
Federal Realty Investment Trust	500	43
FedEx Corp.	2,464	234
Fifth Third Bancorp	7,502	96
Fluor Corp.	1,400	91
FMC Technologies, Inc.*	1,900	85
Ford Motor Co.*	28,800	397
Foster Wheeler A.G.*	1,100	33
Franklin Resources, Inc.	1,308	172
Frontier Communications Corp.	8,200	66
GameStop Corp., Class A*	1,300	35
Gap (The), Inc.	3,375	61
General Growth Properties, Inc.	3,461	58
General Mills, Inc.	5,060	188
Genuine Parts Co.	1,220	66
Genworth Financial, Inc., Class A*	4,072	42
Gilead Sciences, Inc.*	6,362	263
Google, Inc., Class A*	2,002	1,014
Green Mountain Coffee Roasters, Inc.*	1,021	91
H.J. Heinz Co.	2,600	139
Hansen Natural Corp.*	600	49
Harley-Davidson, Inc.	1,855	76
Hasbro, Inc.	1,000	44
HCP, Inc.	3,200	117
Health Care REIT, Inc.	1,400	73
Henry Schein, Inc.*	733	52
Hess Corp.	2,446	183
Hewlett-Packard Co.	17,683	644
Hormel Foods Corp.	1,200	36
Host Hotels & Resorts, Inc.	5,529	94
Hudson City Bancorp, Inc.	4,065	33
Humana, Inc.	1,347	108
IHS, Inc., Class A*	325	27
Illinois Tool Works, Inc.	3,621	205
Ingersoll-Rand PLC	2,680	122
Integrys Energy Group, Inc.	600	31

EQUITY INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United States - 46.4% continued
Intel Corp.	44,595	$988
IntercontinentalExchange, Inc.*	580	72
International Business Machines Corp.	9,861	1,692
International Flavors & Fragrances, Inc.	700	45
International Paper Co.	3,322	99
Intuit, Inc.*	2,400	124
Invesco Ltd.	3,600	84
Iron Mountain, Inc.	1,500	51
J.B. Hunt Transport Services, Inc.	800	38
J.C. Penney Co., Inc.	1,412	49
Jacobs Engineering Group, Inc.*	1,005	43
Jefferies Group, Inc.	1,091	22
JM Smucker (The) Co.	1,000	76
Johnson & Johnson	22,101	1,470
Johnson Controls, Inc.	5,421	226
Joy Global, Inc.	834	79
Kellogg Co.	2,000	111
KeyCorp	7,419	62
Kimberly-Clark Corp.	3,235	215
Kinder Morgan Management LLC*	730	48
Kinder Morgan Management LLC - (Fractional Shares)*	195,436	—
Kohl’s Corp.	2,200	110
Kraft Foods, Inc., Class A	13,463	474
Kroger (The) Co.	4,800	119
Legg Mason, Inc.	1,200	39
Liberty Global, Inc., Class A*	900	41
Liberty Global, Inc., Series C*	900	38
Liberty Media Corp. - Interactive, Class A*	4,700	79
Liberty Property Trust	900	29
Life Technologies Corp.*	1,400	73
Limited Brands, Inc.	2,199	85
Lincoln National Corp.	2,630	75
Lowe’s Cos., Inc.	11,100	259
Lubrizol Corp.	500	67
M&T Bank Corp.	941	83
Macerich (The) Co.	1,000	53
Macy’s, Inc.	3,500	102
Manpower, Inc.	700	38
Marathon Oil Corp.	5,700	300
Marriott International, Inc., Class A	2,416	86
Marriott International, Inc., Class A - (Fractional Shares)*	40,652	—
Marshall & Ilsley Corp.	4,200	33
Martin Marietta Materials, Inc.	375	30
Masco Corp.	3,040	37
Mattel, Inc.	2,748	76
McCormick & Co., Inc. (Non Voting)	1,000	50
McDonald’s Corp.	8,502	717
MDU Resources Group, Inc.	1,600	36
Mead Johnson Nutrition Co.	1,634	110
MeadWestvaco Corp.	1,338	45
Medco Health Solutions, Inc.*	3,300	187
Medtronic, Inc.	8,800	339
Merck & Co., Inc.	24,900	879
MetroPCS Communications, Inc.*	2,137	37
Mohawk Industries, Inc.*	465	28
Motorola Mobility Holdings, Inc.*	2,235	49
Motorola Solutions, Inc.*	2,408	111
NASDAQ OMX Group (The), Inc.*	1,000	25
National Oilwell Varco, Inc.	3,412	267
New York Community Bancorp, Inc.	3,500	52
Newell Rubbermaid, Inc.	2,315	37
Newfield Exploration Co.*	1,100	75
NextEra Energy, Inc.	3,182	183
NII Holdings, Inc.*	1,336	57
NIKE, Inc., Class B	3,030	273
NiSource, Inc.	2,200	45
Noble Energy, Inc.	1,400	125
Nordstrom, Inc.	1,357	64
Norfolk Southern Corp.	2,907	218
Northeast Utilities	1,400	49
Northern Trust Corp.(1) (2)	1,740	80
NSTAR	800	37
Nucor Corp.	2,574	106
Nvidia Corp.*	4,654	74
NYSE Euronext	2,042	70
Oneok, Inc.	800	59
Oracle Corp.	32,800	1,079
O’Reilly Automotive, Inc.*	1,100	72
Owens-Illinois, Inc.*	1,279	33
PACCAR, Inc.	2,675	137
Pall Corp.	900	51
Parker Hannifin Corp.	1,290	116
PartnerRe Ltd.	500	34
Patterson Cos., Inc.	781	26
Pentair, Inc.	800	32
People’s United Financial, Inc.	2,847	38
Pepco Holdings, Inc.	1,900	37

NORTHERN FUNDS QUARTERLY REPORT    33    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United States - 46.4% continued
PepsiCo, Inc.	12,828	$903
Petrohawk Energy Corp.*	2,400	59
PetSmart, Inc.	900	41
PG&E Corp.	3,335	140
Pinnacle West Capital Corp.	900	40
Pioneer Natural Resources Co.	900	81
Pitney Bowes, Inc.	1,650	38
Plains Exploration & Production Co.*	1,100	42
PNC Financial Services Group, Inc.	4,229	252
PPL Corp.	4,511	126
Praxair, Inc.	2,444	265
Precision Castparts Corp.	1,200	198
Principal Financial Group, Inc.	2,502	76
Procter & Gamble (The) Co.	22,668	1,441
Progressive (The) Corp.	4,971	106
ProLogis, Inc.	3,795	136
Prudential Financial, Inc.	3,872	246
QEP Resources, Inc.	1,449	61
Quanta Services, Inc.*	1,800	36
R.R. Donnelley & Sons Co.	1,617	32
Ralcorp Holdings, Inc.*	500	43
Range Resources Corp.	1,300	72
Regency Centers Corp.	600	26
Regions Financial Corp.	10,383	64
RenaissanceRe Holdings Ltd.	418	29
Robert Half International, Inc.	1,200	32
Rock-Tenn Co., Class A	554	37
Rockwell Automation, Inc.	1,167	101
Rockwell Collins, Inc.	1,232	76
Roper Industries, Inc.	789	66
Ross Stores, Inc.	951	76
Safeway, Inc.	3,000	70
Salesforce.com, Inc.*	1,000	149
Sara Lee Corp.	4,600	87
SBA Communications Corp., Class A*	900	34
SCANA Corp.	1,000	39
Sealed Air Corp.	1,200	29
SEI Investments Co.	1,200	27
Sempra Energy	1,827	97
Sigma-Aldrich Corp.	1,000	73
Simon Property Group, Inc.	2,441	284
Sims Metal Management Ltd.	1,192	23
Southwest Airlines Co.	1,400	16
Southwestern Energy Co.*	2,800	120
Spectra Energy Corp.	5,200	143
Sprint Nextel Corp.*	23,552	127
Staples, Inc.	5,755	91
Starbucks Corp.	6,012	237
Starwood Hotels & Resorts Worldwide, Inc.	1,580	89
State Street Corp.	4,026	182
Sunoco, Inc.	900	38
Symantec Corp.*	6,100	120
Sysco Corp.	4,617	144
T. Rowe Price Group, Inc.	2,129	128
Target Corp.	5,371	252
Texas Instruments, Inc.	9,672	318
Thomson Reuters Corp.	2,997	113
Tiffany & Co.	967	76
Time Warner Cable, Inc.	2,800	219
TJX Cos., Inc.	3,168	166
Travelers (The) Cos., Inc.	3,497	204
Tyco International Ltd.	3,800	188
U.S. Bancorp	15,505	396
Ultra Petroleum Corp.*	1,200	55
United Parcel Service, Inc., Class B	5,941	433
United States Steel Corp.	1,120	52
Urban Outfitters, Inc.*	1,047	29
Ventas, Inc.	1,300	69
VF Corp.	711	77
Virgin Media, Inc.	2,400	72
Vornado Realty Trust	1,336	124
Vulcan Materials Co.	990	38
W.R. Berkley Corp.	1,000	32
W.W. Grainger, Inc.	461	71
Washington Post (The) Co., Class B	50	21
Waste Management, Inc.	3,600	134
Waters Corp.*	800	77
Weatherford International Ltd.*	5,900	110
WellPoint, Inc.	3,005	237
Whirlpool Corp.	660	54
Whiting Petroleum Corp.*	942	54
Whole Foods Market, Inc.	1,200	76
Windstream Corp.	3,890	50
Wisconsin Energy Corp.	1,900	60
Xcel Energy, Inc.	3,800	92
Xerox Corp.	11,031	115
XL Group PLC	2,500	55
Yahoo!, Inc.*	10,100	152

EQUITY INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United States - 46.4% continued
Yum! Brands, Inc.	3,734	$206

		47,270

Total Common Stocks (3) (Cost $81,992)		98,469

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	507	32
Henkel A.G. & Co. KGaA	1,439	100
ProSiebenSat.1 Media A.G.	612	17
Volkswagen A.G.	1,159	239

		388

Total Preferred Stocks (3) (Cost $203)		388

RIGHTS - 0.0%
Spain - 0.0%
Zardoya Otis S.A.*	1,012	1

Total Rights (3) (Cost $1)		1

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	1,769,503	1,770

Total Investment Companies (Cost $1,770)		1,770

Total Investments - 98.8% (Cost $83,966)		100,628

Other Assets less Liabilities - 1.2%		1,205

NET ASSETS - 100.0%		$101,833

(1)	At March 31, 2011, the value of the Fund’s investment in Northern Trust Corp. was approximately $88,000. There were no purchases and sales during the three months ended June 30, 2011. The change in unrealized depreciation during the three months ended June 30,2011, was approximately $8,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $792,000 with net purchases of approximately $978,000 during the three months ended June 30, 2011.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$84,491

Gross tax appreciation of investments	$18,276
Gross tax depreciation of investments	(2,139)

Net tax appreciation of investments	$16,137

At June 30, 2011, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.9%
Euro	13.5
Japanese Yen	10.9
British Pound	9.9
Canadian Dollar	6.2
All other currencies less than 5%	11.6

Total	100.0%

At June 30, 2011, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Euro Stoxx 50 (Euro)	18	$743	Long	9/11	$20
E-Mini S&P 500 (United States Dollar)	23	1,513	Long	9/11	55
FTSE 100 Index (British Pound)	5	474	Long	9/11	14
Nikkei 225 (Japenese Yen)	5	307	Long	9/11	10
TOPIX Index (Japanese Yen)	2	211	Long	9/11	11
S&P/TSX 60 (Canadian Dollar)	1	158	Long	9/11	3
SPI 200 (Australian Dollar)	1	123	Long	9/11	2

Total					$115

NORTHERN FUNDS QUARTERLY REPORT    35    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.0%
Consumer Staples	9.9
Energy	8.0
Financials	20.4
Health Care	10.5
Industrials	12.7
Information Technology	11.6
Materials	8.6
Telecommunication Services	3.7
Utilities	3.6

Total	100.0%

At June 30, 2011, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Canadian Dollar	221	United States Dollar	225	9/21/11	$(3)
Euro	37	United States Dollar	54	9/21/11	—
United States Dollar	26	Australian Dollar	25	9/21/11	—
United States Dollar	108	British Pound	66	9/21/11	(2)
United States Dollar	106	Japanese Yen	8,466	9/21/11	(1)

Total					$(6)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securites, securities valuation based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$6,931	$4,606	$—	$11,537
Consumer Staples	6,410	4,145	—	10,555
Energy	6,397	2,741	—	9,138
Financials	11,604	10,698	—	22,302
Health Care	4,533	4,216	—	8,749
Industrials	5,877	6,270	—	12,147
Information Technology	4,398	2,195	—	6,593
Materials	3,555	5,497	—	9,052
Telecommunication
Services	754	2,588	—	3,342
Utilities	3,018	2,036	—	5,054
Preferred Stocks
Consumer Discretionary	—	288	—	288
Consumer Staples	—	100	—	100
Rights
Industrials	—	1	—	1
Investment Companies	1,770	—	—	1,770

Total Investments	$55,247	$45,381	$—	$100,628

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$115	$—	$—	$115
Liabilities
Forward Foreign
Currency Exchange
Contracts	—	(6)	—	(6)

Total Other Financial Instruments	$115	$(6)	$—	$109

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Australia - 8.4%
AGL Energy Ltd.	67,751	$1,066
Alumina Ltd.	375,629	860
Amcor Ltd.	178,333	1,380
AMP Ltd.	413,694	2,179
Asciano Ltd.	410,758	727
ASX Ltd.	25,548	836
Australia & New Zealand Banking Group Ltd.	382,537	9,034
Bendigo and Adelaide Bank Ltd.	54,418	518
BGP Holdings PLC - (Fractional Shares)*	980,773	—
BHP Billiton Ltd.	474,138	22,409
BlueScope Steel Ltd.	255,803	332
Boral Ltd.	103,112	489
Brambles Ltd.	220,896	1,716
Caltex Australia Ltd.	19,469	246
CFS Retail Property Trust	291,571	569
Coca-Cola Amatil Ltd.	82,899	1,017
Cochlear Ltd.	7,927	612
Commonwealth Bank of Australia	228,164	12,841
Computershare Ltd.	62,334	593
Crown Ltd.	63,595	611
CSL Ltd.	80,444	2,851
Dexus Property Group	714,979	677
Echo Entertainment Group Ltd.*	100,396	443
Fairfax Media Ltd.	297,088	314
Fortescue Metals Group Ltd.	181,831	1,247
Foster’s Group Ltd.	279,594	1,548
Goodman Group	1,049,912	795
GPT Group	258,613	879
Harvey Norman Holdings Ltd.	73,421	196
Iluka Resources Ltd.	63,209	1,147
Incitec Pivot Ltd.	238,025	992
Insurance Australia Group Ltd.	304,123	1,113
James Hardie Industries S.E. CDI*	61,315	388
Leighton Holdings Ltd.	20,990	471
Lend Lease Group	77,248	747
Lynas Corp. Ltd.*	254,965	541
MacArthur Coal Ltd.	24,351	288
Macquarie Group Ltd.	52,361	1,763
MAp Group	55,895	201
Metcash Ltd.	105,824	472
Mirvac Group	503,927	677
National Australia Bank Ltd.	319,883	8,826
Newcrest Mining Ltd.	113,566	4,610
OneSteel Ltd.	186,326	371
Orica Ltd.	52,607	1,526
Origin Energy Ltd.	159,762	2,717
OZ Minerals Ltd.	47,373	676
Paladin Energy Ltd.*	95,535	260
Qantas Airways Ltd.*	161,271	320
QBE Insurance Group Ltd.	156,048	2,897
QR National Ltd.*	246,442	895
Ramsay Health Care Ltd.	19,783	387
Rio Tinto Ltd.	64,798	5,793
Santos Ltd.	130,473	1,901
Sims Metal Management Ltd.	23,155	443
Sonic Healthcare Ltd.	51,760	714
SP AusNet	200,757	204
Stockland	347,584	1,274
Suncorp Group Ltd.	193,371	1,694
TABCORP Holdings Ltd.	100,396	356
Tatts Group Ltd.	188,055	485
Telstra Corp. Ltd.	645,630	2,005
Toll Holdings Ltd.	93,282	487
Transurban Group	202,075	1,138
Wesfarmers Ltd.	149,107	5,110
Wesfarmers Ltd. - PPS	23,254	806
Westfield Group	326,313	3,041
Westfield Retail Trust	420,201	1,223
Westpac Banking Corp.	443,520	10,639
Woodside Petroleum Ltd.	92,197	4,067
Woolworths Ltd.	180,281	5,376
WorleyParsons Ltd.	28,123	854

		146,880

Austria - 0.3%
Erste Group Bank A.G.	27,498	1,440
Immofinanz A.G.*	139,273	594
OMV A.G.	22,214	970
Raiffeisen Bank International A.G.	7,260	374
Telekom Austria A.G.	46,635	595
Verbund A.G.	10,083	439
Voestalpine A.G.	15,411	851

		5,263

Belgium - 0.9%
Ageas	313,572	850
Anheuser-Busch InBev N.V.	118,742	6,885
Bekaert N.V.	5,693	433

NORTHERN FUNDS QUARTERLY REPORT    37     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Belgium - 0.9% continued
Belgacom S.A.	23,410	$836
Colruyt S.A.	10,575	529
Delhaize Group S.A.	14,787	1,109
Dexia S.A.*	82,092	256
Groupe Bruxelles Lambert S.A.	11,874	1,056
KBC Groep N.V.	24,393	958
Mobistar S.A.	4,955	376
Solvay S.A., Class A	8,959	1,384
UCB S.A.	14,150	636
Umicore S.A.	17,421	950

		16,258

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	88	728
A.P. Moller - Maersk A/S, Class B	199	1,717
Carlsberg A/S, Class B	15,474	1,684
Coloplast A/S, Class B	3,240	493
Danske Bank A/S*	97,648	1,813
DSV A/S	29,395	705
Novo-Nordisk A/S, Class B	61,828	7,751
Novozymes A/S, Class B	7,028	1,143
Pandora A/S	8,198	259
TDC A/S*	59,493	544
Tryg A/S	3,551	205
Vestas Wind Systems A/S*	29,835	694
William Demant Holding A/S*	3,267	295

		18,031

Finland - 1.0%
Elisa OYJ	22,578	486
Fortum OYJ	65,269	1,890
Kesko OYJ, Class B	9,461	440
Kone OYJ, Class B	22,587	1,418
Metso OYJ	19,358	1,100
Neste Oil OYJ	18,302	287
Nokia OYJ	555,536	3,588
Nokian Renkaat OYJ	16,686	836
Orion OYJ, Class B	14,483	373
Outokumpu OYJ	17,897	237
Pohjola Bank PLC, Class A	19,297	250
Rautaruukki OYJ	11,690	264
Sampo OYJ, Class A	61,898	1,999
Sanoma OYJ	11,121	206
Stora Enso OYJ, Class R	88,134	925
UPM-Kymmene OYJ	75,431	1,379
Wartsila OYJ	25,671	866

		16,544

France - 10.1%
Accor S.A.	22,594	1,012
Aeroports de Paris	5,543	521
Air France-KLM*	19,824	304
Air Liquide S.A.	41,872	6,002
Alcatel-Lucent*	344,571	1,989
Alstom S.A.	30,819	1,898
ANF Immobilier	134	6
ArcelorMittal	127,046	4,421
Arkema S.A.	8,232	847
Atos Origin S.A.	7,664	433
AXA S.A.	255,954	5,811
BNP Paribas S.A.	141,198	10,890
Bouygues S.A.	35,808	1,574
Bureau Veritas S.A.	8,354	706
Cap Gemini S.A.	21,389	1,253
Carrefour S.A.	85,100	3,495
Casino Guichard Perrachon S.A.	8,357	788
Christian Dior S.A.	8,169	1,285
Cie de St-Gobain	58,977	3,819
Cie Generale de Geophysique-Veritas*	21,602	796
Cie Generale des Establissements Michelin, Class B	27,059	2,646
Cie Generale d’Optique Essilor International S.A.	29,617	2,402
CNP Assurances	20,876	455
Credit Agricole S.A.	148,813	2,238
Danone	85,868	6,407
Dassault Systemes S.A.	8,275	705
Edenred	23,057	703
EDF S.A.	35,328	1,387
Eiffage S.A.	5,581	369
Eramet	732	242
Eurazeo	4,243	310
Eutelsat Communications S.A.	13,906	625
Fonciere Des Regions	3,994	423
France Telecom S.A.	272,263	5,792
GDF Suez	181,697	6,649
Gecina S.A.	3,318	464
Groupe Eurotunnel S.A. (Registered)	78,341	876
ICADE	3,303	407
Iliad S.A.	2,976	399

EQUITY INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
France - 10.1% continued
Imerys S.A.	4,722	$333
JC Decaux S.A.*	9,279	297
Klepierre	15,923	657
Lafarge S.A.	30,046	1,915
Lagardere S.C.A.	16,581	701
Legrand S.A.	29,760	1,253
L’Oreal S.A.	35,184	4,570
LVMH Moet Hennessy Louis Vuitton S.A.	36,154	6,507
Metropole Television S.A.	8,980	208
Natixis	122,503	615
Neopost S.A.	4,738	407
Pernod-Ricard S.A.	29,295	2,888
Peugeot S.A.	22,991	1,029
PPR	11,432	2,036
Publicis Groupe S.A.	18,833	1,051
Renault S.A.	27,818	1,647
Safran S.A.	24,891	1,063
Sanofi	165,641	13,313
Schneider Electric S.A.	36,102	6,031
SCOR S.E.	24,971	710
SES S.A.	43,965	1,233
Societe BIC S.A.	4,721	456
Societe Generale S.A.	97,832	5,799
Societe Television Francaise 1	16,430	299
Sodexo	13,980	1,095
Suez Environnement Co.	41,991	837
Technip S.A.	14,307	1,533
Thales S.A.	15,645	675
Total S.A.	311,180	17,997
Unibail-Rodamco S.E.	13,459	3,110
Vallourec S.A.	16,733	2,038
Veolia Environnement S.A.	55,188	1,555
Vinci S.A.	65,808	4,215
Vivendi S.A.	182,988	5,089
Wendel S.A.	5,050	621

		175,132

Germany - 8.2%
Adidas A.G.	31,290	2,482
Allianz S.E. (Registered)	66,677	9,316
Axel Springer A.G.	6,192	306
BASF S.E.	135,465	13,256
Bayer A.G. (Registered)	122,084	9,815
Bayerische Motoren Werke A.G.	48,999	4,882
Beiersdorf A.G.	15,202	986
Brenntag A.G.	4,826	561
Celesio A.G.	13,927	278
Commerzbank A.G.*	533,859	2,296
Continental A.G.*	12,012	1,261
Daimler A.G. (Registered)	133,803	10,070
Deutsche Bank A.G. (Registered)	137,294	8,112
Deutsche Boerse A.G.	29,047	2,204
Deutsche Lufthansa A.G. (Registered)	32,948	718
Deutsche Post A.G. (Registered)	127,242	2,443
Deutsche Telekom A.G. (Registered)	413,711	6,489
E.ON A.G.	265,750	7,544
Fraport A.G. Frankfurt Airport Services Worldwide	5,084	409
Fresenius Medical Care A.G. & Co. KGaA	29,065	2,173
Fresenius S.E. & Co. KGaA	16,909	1,765
GEA Group A.G.	27,085	969
Hannover Rueckversicherung A.G. (Registered)	8,555	446
HeidelbergCement A.G.	20,452	1,304
Henkel A.G. & Co. KGaA	19,219	1,101
Hochtief A.G.	5,883	491
Infineon Technologies A.G.	157,183	1,764
K+S A.G.	25,746	1,979
Kabel Deutschland Holding A.G.*	11,041	679
Lanxess A.G.	12,003	984
Linde A.G.	25,015	4,386
MAN S.E.	15,802	2,105
Merck KGaA	9,770	1,062
Metro A.G.	18,899	1,144
Muenchener Rueckversicherungs A.G. (Registered)	27,641	4,220
RWE A.G.	62,214	3,443
Salzgitter A.G.	5,909	451
SAP A.G.	135,848	8,216
Siemens A.G. (Registered)	121,365	16,664
Suedzucker A.G.	9,399	334
ThyssenKrupp A.G.	50,103	2,599
TUI A.G.*	19,497	211
United Internet A.G. (Registered)	16,674	350
Volkswagen A.G.	4,132	759
Wacker Chemie A.G.	2,164	468

		143,495

Greece - 0.2%
Alpha Bank A.E.*	71,300	360
Bank of Cyprus Public Co. Ltd.	123,780	365

NORTHERN FUNDS QUARTERLY REPORT    39    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Greece - 0.2% continued
Coca Cola Hellenic Bottling Co. S.A.*	25,677	$688
EFG Eurobank Ergasias S.A.*	45,417	214
Hellenic Telecommunications Organization S.A.	34,437	323
National Bank of Greece S.A.*	139,659	1,003
OPAP S.A.	31,405	491
Public Power Corp. S.A.	15,977	229

		3,673

Hong Kong - 2.7%
AIA Group Ltd.*	1,160,400	4,039
ASM Pacific Technology Ltd.	27,200	376
Bank of East Asia Ltd.	218,460	898
BOC Hong Kong Holdings Ltd.	535,500	1,558
Cathay Pacific Airways Ltd.	170,000	396
Cheung Kong Holdings Ltd.	209,000	3,074
Cheung Kong Infrastructure Holdings Ltd.	62,000	323
CLP Holdings Ltd.	292,001	2,590
Esprit Holdings Ltd.	172,250	537
Foxconn International Holdings Ltd.*	297,000	131
Galaxy Entertainment Group Ltd.*	198,612	430
Hang Lung Group Ltd.	140,000	894
Hang Lung Properties Ltd.	356,000	1,475
Hang Seng Bank Ltd.	110,400	1,766
Henderson Land Development Co. Ltd.	159,917	1,035
Hong Kong & China Gas Co. Ltd.	692,206	1,575
Hong Kong Exchanges and Clearing Ltd.	153,200	3,225
Hopewell Holdings Ltd.	79,500	253
Hutchison Whampoa Ltd.	318,000	3,448
Hysan Development Co. Ltd.	89,212	442
Kerry Properties Ltd.	100,199	485
Li & Fung Ltd.	849,600	1,709
Lifestyle International Holdings Ltd.	79,500	233
Link REIT (The)	349,053	1,192
MTR Corp.	205,352	730
New World Development Ltd.	341,501	519
Noble Group Ltd.	549,618	885
NWS Holdings Ltd.	191,033	256
Orient Overseas International Ltd.	31,200	202
PCCW Ltd.	531,000	229
Power Assets Holdings Ltd.	202,000	1,530
Sands China Ltd.*	348,128	948
Shangri-La Asia Ltd.	215,000	529
Sino Land Co. Ltd.	366,820	593
SJM Holdings Ltd.	233,683	557
Sun Hung Kai Properties Ltd.	213,000	3,108
Swire Pacific Ltd., Class A	109,000	1,607
Wharf Holdings Ltd.	221,300	1,546
Wheelock & Co. Ltd.	130,000	526
Wing Hang Bank Ltd.	24,807	272
Wynn Macau Ltd.	218,993	721
Yangzijiang Shipbuilding Holdings Ltd.	268,566	321
Yue Yuen Industrial Holdings Ltd.	104,000	332

		47,495

Ireland - 0.6%
Anglo Irish Bank Corp. Ltd.(1) *	93,434	—
CRH PLC	104,075	2,305
Elan Corp. PLC*	69,820	800
Experian PLC	144,479	1,840
Kerry Group PLC, Class A	21,293	880
Ryanair Holdings PLC ADR	5,370	157
Shire PLC	83,477	2,606
WPP PLC	190,088	2,380

		10,968

Israel - 0.7%
Bank Hapoalim BM*	165,748	828
Bank Leumi Le-Israel BM	183,561	867
Bezeq The Israeli Telecommunication Corp. Ltd.	261,280	661
Cellcom Israel Ltd.	6,931	193
Delek Group Ltd.	558	125
Elbit Systems Ltd.	3,251	155
Israel (The) Corp. Ltd.	325	356
Israel Chemicals Ltd.	65,292	1,042
Israel Discount Bank Ltd., Class A*	110,355	218
Makhteshim-Agan Industries Ltd.*	33,597	188
Mizrahi Tefahot Bank Ltd.	17,160	182
NICE Systems Ltd.*	8,675	315
Partner Communications Co. Ltd.	11,913	179
Teva Pharmaceutical Industries Ltd.	139,623	6,731

		12,040

Italy - 2.7%
A2A S.p.A.	152,175	237
Assicurazioni Generali S.p.A.	172,896	3,646
Atlantia S.p.A.	46,188	983
Autogrill S.p.A.	16,168	212
Banca Carige S.p.A.	79,449	180
Banca Monte dei Paschi di Siena S.p.A.	703,620	533

EQUITY INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Italy - 2.7% continued
Banco Popolare Scarl	278,806	$642
Enel Green Power S.p.A.	259,020	715
Enel S.p.A.	969,968	6,336
ENI S.p.A.	354,726	8,409
Exor S.p.A.	9,040	282
Fiat Industrial S.p.A.*	115,345	1,491
Fiat S.p.A.	109,662	1,204
Finmeccanica S.p.A.	56,840	688
Intesa Sanpaolo S.p.A.	1,496,860	3,981
Intesa Sanpaolo S.p.A. (RSP)	133,083	287
Luxottica Group S.p.A.	16,343	524
Mediaset S.p.A.	99,585	468
Mediobanca S.p.A.	81,373	824
Parmalat S.p.A.*	187,020	704
Pirelli & C. S.p.A.	32,952	356
Prysmian S.p.A.	28,332	570
Saipem S.p.A.	39,283	2,028
Snam Rete Gas S.p.A.	239,251	1,416
Telecom Italia S.p.A.	1,400,183	1,948
Telecom Italia S.p.A. (RSP)	883,390	1,028
Tenaris S.A.	68,395	1,562
Terna - Rete Elettrica Nazionale S.p.A.	174,045	809
UniCredit S.p.A.	2,000,113	4,231
Unione di Banche Italiane SCPA	117,124	659

		46,953

Japan - 19.7%
ABC-Mart, Inc.	3,500	142
Advantest Corp.	22,400	412
Aeon Co. Ltd.	88,300	1,066
Aeon Credit Service Co. Ltd.	10,900	149
Aeon Mall Co. Ltd.	11,300	274
Air Water, Inc.	20,569	248
Aisin Seiki Co. Ltd.	28,200	1,092
Ajinomoto Co., Inc.	97,000	1,153
Alfresa Holdings Corp.	5,500	214
All Nippon Airways Co. Ltd.	120,000	392
Amada Co. Ltd.	50,000	385
Aozora Bank Ltd.	69,000	160
Asahi Glass Co. Ltd.	153,000	1,787
Asahi Group Holdings, Ltd.	56,900	1,147
Asahi Kasei Corp.	184,000	1,242
Asics Corp.	21,000	314
Astellas Pharma, Inc.	66,900	2,587
Bank of Kyoto (The) Ltd.	45,000	414
Bank of Yokohama (The) Ltd.	181,000	905
Benesse Holdings, Inc.	9,700	417
Bridgestone Corp.	97,800	2,251
Brother Industries Ltd.	33,100	489
Canon, Inc.	168,100	8,016
Casio Computer Co. Ltd.	33,100	233
Central Japan Railway Co.	231	1,816
Chiba Bank (The) Ltd.	107,000	671
Chiyoda Corp.	21,746	250
Chubu Electric Power Co., Inc.	104,100	2,037
Chugai Pharmaceutical Co. Ltd.	31,455	516
Chugoku Bank (The) Ltd.	25,000	309
Chugoku Electric Power (The) Co., Inc.	44,100	765
Citizen Holdings Co. Ltd.	34,400	206
Coca-Cola West Co. Ltd.	7,700	148
Cosmo Oil Co. Ltd.	83,000	236
Credit Saison Co. Ltd.	20,800	350
Dai Nippon Printing Co. Ltd.	83,000	936
Daicel Chemical Industries Ltd.	38,000	252
Daido Steel Co. Ltd.	40,000	268
Daihatsu Motor Co. Ltd.	27,000	460
Dai-ichi Life Insurance (The) Co. Ltd.	1,343	1,880
Daiichi Sankyo Co. Ltd.	101,900	1,993
Daikin Industries Ltd.	34,400	1,219
Dainippon Sumitomo Pharma Co. Ltd.	22,500	214
Daito Trust Construction Co. Ltd.	10,800	917
Daiwa House Industry Co. Ltd.	71,000	894
Daiwa Securities Group, Inc.	243,000	1,071
Dena Co. Ltd.	15,200	656
Denki Kagaku Kogyo Kabushiki Kaisha	68,000	328
Denso Corp.	73,100	2,714
Dentsu, Inc.	28,918	855
East Japan Railway Co.	51,222	2,943
Eisai Co. Ltd.	36,700	1,433
Electric Power Development Co. Ltd.	16,400	443
Elpida Memory, Inc.*	31,000	365
FamilyMart Co. Ltd.	8,900	327
FANUC Corp.	28,500	4,752
Fast Retailing Co. Ltd.	7,700	1,247
Fuji Electric Co. Ltd.	79,000	247
Fuji Heavy Industries Ltd.	83,000	645
FUJIFILM Holdings Corp.	70,200	2,188
Fujitsu Ltd.	270,000	1,543
Fukuoka Financial Group, Inc.	109,000	456

NORTHERN FUNDS QUARTERLY REPORT    41    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Japan - 19.7% continued
Furukawa Electric Co. Ltd.	89,000	$371
Gree, Inc.*	12,719	279
GS Yuasa Corp.	52,000	347
Gunma Bank (The) Ltd.	56,000	296
Hachijuni Bank (The) Ltd.	60,523	340
Hakuhodo DY Holdings, Inc.	3,360	180
Hamamatsu Photonics K.K.	9,394	406
Hino Motors Ltd.	36,000	210
Hirose Electric Co. Ltd.	4,500	461
Hiroshima Bank (The) Ltd.	70,000	305
Hisamitsu Pharmaceutical Co., Inc.	9,500	405
Hitachi Chemical Co. Ltd.	14,900	297
Hitachi Construction Machinery Co. Ltd.	18,300	409
Hitachi High-Technologies Corp.	9,500	209
Hitachi Ltd.	673,000	3,978
Hitachi Metals Ltd.	23,000	325
Hokkaido Electric Power Co., Inc.	25,700	428
Hokuhoku Financial Group, Inc.	176,000	349
Hokuriku Electric Power Co.	24,700	472
Honda Motor Co. Ltd.	241,600	9,312
Hoya Corp.	63,200	1,401
Ibiden Co. Ltd.	18,000	563
Idemitsu Kosan Co. Ltd.	3,100	331
IHI Corp.	183,000	474
Inpex Corp.	325	2,399
Isetan Mitsukoshi Holdings Ltd.	52,700	516
Isuzu Motors Ltd.	167,000	791
ITOCHU Corp.	227,000	2,361
Itochu Techno-Solutions Corp.	4,000	142
Iyo Bank (The) Ltd.	34,000	313
J. Front Retailing Co. Ltd.	68,200	302
Japan Petroleum Exploration Co.	3,900	183
Japan Prime Realty Investment Corp.	95	252
Japan Real Estate Investment Corp.	69	678
Japan Retail Fund Investment Corp.	222	343
Japan Steel Works (The) Ltd.	44,000	303
Japan Tobacco, Inc.	671	2,590
JFE Holdings, Inc.	70,400	1,937
JGC Corp.	32,000	876
Joyo Bank (The) Ltd.	92,000	387
JS Group Corp.	41,200	1,062
JSR Corp.	25,100	487
JTEKT Corp.	32,000	470
Jupiter Telecommunications Co. Ltd.	302	338
JX Holdings, Inc.	337,070	2,276
Kajima Corp.	117,000	336
Kamigumi Co. Ltd.	35,000	327
Kaneka Corp.	43,000	283
Kansai Electric Power (The) Co., Inc.	113,400	2,263
Kansai Paint Co. Ltd.	31,000	283
Kao Corp.	81,500	2,142
Kawasaki Heavy Industries Ltd.	220,000	878
Kawasaki Kisen Kaisha Ltd.	104,000	364
KDDI Corp.	433	3,115
Keikyu Corp.	66,000	478
Keio Corp.	81,000	447
Keisei Electric Railway Co. Ltd.	39,000	231
Keyence Corp.	6,260	1,775
Kikkoman Corp.	22,000	232
Kinden Corp.	19,000	162
Kintetsu Corp.	228,000	732
Kirin Holdings Co. Ltd.	121,000	1,692
Kobe Steel Ltd.	369,000	840
Koito Manufacturing Co. Ltd.	13,814	242
Komatsu Ltd.	140,900	4,384
Konami Corp.	13,100	311
Konica Minolta Holdings, Inc.	67,000	559
Kubota Corp.	167,000	1,487
Kuraray Co. Ltd.	48,500	712
Kurita Water Industries Ltd.	15,800	472
Kyocera Corp.	22,900	2,330
Kyowa Hakko Kirin Co. Ltd.	36,000	343
Kyushu Electric Power Co., Inc.	63,500	1,145
Lawson, Inc.	8,400	441
Mabuchi Motor Co. Ltd.	3,700	187
Makita Corp.	15,700	729
Marubeni Corp.	239,000	1,588
Marui Group Co. Ltd.	31,100	236
Maruichi Steel Tube Ltd.	6,600	163
Mazda Motor Corp.*	212,000	559
McDonald’s Holdings Co. Japan Ltd.	9,400	239
Medipal Holdings Corp.	20,200	178
MEIJI Holdings Co. Ltd.	9,612	405
Minebea Co. Ltd.	48,000	256
Miraca Holdings, Inc.	8,505	345
Mitsubishi Chemical Holdings Corp.	206,000	1,461
Mitsubishi Corp.	202,100	5,064
Mitsubishi Electric Corp.	288,000	3,345

EQUITY INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Japan - 19.7% continued
Mitsubishi Estate Co. Ltd.	187,000	$3,283
Mitsubishi Gas Chemical Co., Inc.	55,000	404
Mitsubishi Heavy Industries Ltd.	440,000	2,073
Mitsubishi Logistics Corp.	16,000	180
Mitsubishi Materials Corp.	156,000	492
Mitsubishi Motors Corp.*	544,000	666
Mitsubishi Tanabe Pharma Corp.	32,000	537
Mitsubishi UFJ Financial Group, Inc.	1,885,965	9,181
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,170	316
Mitsui & Co. Ltd.	258,900	4,477
Mitsui Chemicals, Inc.	123,000	449
Mitsui Engineering & Shipbuilding Co. Ltd.	99,000	217
Mitsui Fudosan Co. Ltd.	126,000	2,172
Mitsui O.S.K. Lines Ltd.	169,000	909
Mizuho Financial Group, Inc.	3,041,778	5,015
Mizuho Securities Co. Ltd.*	79,000	190
Mizuho Trust & Banking Co. Ltd.	208,000	184
MS&AD Insurance Group Holdings	85,950	2,016
Murata Manufacturing Co. Ltd.	30,497	2,037
Nabtesco Corp.	13,907	337
Namco Bandai Holdings, Inc.	26,400	318
NEC Corp.*	366,000	838
NGK Insulators Ltd.	38,000	708
NGK Spark Plug Co. Ltd.	23,000	318
NHK Spring Co. Ltd.	21,000	215
Nidec Corp.	15,800	1,475
Nikon Corp.	52,300	1,234
Nintendo Co. Ltd.	14,800	2,787
Nippon Building Fund, Inc.	78	761
Nippon Electric Glass Co. Ltd.	61,500	788
Nippon Express Co. Ltd.	119,000	483
Nippon Meat Packers, Inc.	26,000	373
Nippon Paper Group, Inc.	13,858	308
Nippon Sheet Glass Co. Ltd.	125,000	388
Nippon Steel Corp.	779,000	2,528
Nippon Telegraph & Telephone Corp.	71,152	3,460
Nippon Yusen Kabushiki Kaisha	226,000	841
Nishi-Nippon City Bank (The) Ltd.	94,000	278
Nissan Motor Co. Ltd.	370,300	3,887
Nisshin Seifun Group, Inc.	27,000	337
Nisshin Steel Co. Ltd.	97,000	185
Nissin Foods Holdings Co. Ltd.	9,100	331
Nitori Holdings Co. Ltd.	5,200	494
Nitto Denko Corp.	24,000	1,219
NKSJ Holdings, Inc.	228,500	1,508
NOK Corp.	14,600	250
Nomura Holdings, Inc.	530,100	2,623
Nomura Real Estate Holdings, Inc.	13,400	224
Nomura Real Estate Office Fund, Inc.	38	252
Nomura Research Institute Ltd.	14,200	311
NSK Ltd.	62,000	618
NTN Corp.	67,000	381
NTT Data Corp.	177	588
NTT DoCoMo, Inc.	2,277	4,062
NTT Urban Development Corp.	166	143
Obayashi Corp.	91,000	397
Odakyu Electric Railway Co. Ltd.	93,000	739
OJI Paper Co. Ltd.	119,000	570
Olympus Corp.	33,200	1,119
Omron Corp.	28,500	792
Ono Pharmaceutical Co. Ltd.	11,900	635
Oracle Corp. Japan	5,300	231
Oriental Land Co. Ltd.	7,000	593
ORIX Corp.	15,150	1,474
Osaka Gas Co. Ltd.	286,000	1,086
Otsuka Corp.	2,300	143
Otsuka Holdings Co. Ltd.	36,858	977
Panasonic Corp.	329,900	4,031
Rakuten, Inc.	1,064	1,103
Resona Holdings, Inc.	288,210	1,357
Ricoh Co. Ltd.	98,000	1,087
Rinnai Corp.	5,000	362
Rohm Co. Ltd.	13,800	791
Sankyo Co. Ltd.	7,600	393
Santen Pharmaceutical Co. Ltd.	10,500	427
SBI Holdings, Inc.	2,776	258
Secom Co. Ltd.	30,400	1,460
Sega Sammy Holdings, Inc.	33,900	657
Seiko Epson Corp.	18,200	315
Sekisui Chemical Co. Ltd.	60,000	512
Sekisui House Ltd.	86,000	800
Seven & I Holdings Co. Ltd.	113,000	3,040
Seven Bank Ltd.	85	170
Sharp Corp.	145,000	1,322
Shikoku Electric Power Co., Inc.	30,500	693
Shimadzu Corp.	35,000	321
Shimamura Co. Ltd.	3,100	296
Shimano, Inc.	12,100	665

NORTHERN FUNDS QUARTERLY REPORT    43    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Japan - 19.7% continued
Shimizu Corp.	83,000	$345
Shin-Etsu Chemical Co. Ltd.	61,500	3,299
Shinsei Bank Ltd.	196,000	195
Shionogi & Co. Ltd.	41,900	686
Shiseido Co. Ltd.	56,300	1,053
Shizuoka Bank (The) Ltd.	85,000	782
Showa Denko K.K.	247,000	513
Showa Shell Sekiyu K.K.	26,000	241
SMC Corp.	7,900	1,423
Softbank Corp.	128,200	4,856
Sojitz Corp.	175,500	329
Sony Corp.	149,700	3,963
Sony Financial Holdings, Inc.	24,600	445
Square Enix Holdings Co. Ltd.	9,000	162
Stanley Electric Co. Ltd.	20,500	359
Sumco Corp.*	16,500	279
Sumitomo Chemical Co. Ltd.	230,000	1,149
Sumitomo Corp.	170,700	2,327
Sumitomo Electric Industries Ltd.	109,000	1,591
Sumitomo Heavy Industries Ltd.	77,000	537
Sumitomo Metal Industries Ltd.	492,000	1,107
Sumitomo Metal Mining Co. Ltd.	76,000	1,248
Sumitomo Mitsui Financial Group, Inc.	199,019	6,125
Sumitomo Mitsui Trust Holdings, Inc.	449,920	1,570
Sumitomo Realty & Development Co. Ltd.	52,000	1,163
Sumitomo Rubber Industries Ltd.	24,300	294
Suruga Bank Ltd.	29,000	252
Suzuken Co. Ltd.	9,200	213
Suzuki Motor Corp.	48,500	1,093
Sysmex Corp.	11,749	442
T&D Holdings, Inc.	44,350	1,054
Taisei Corp.	143,000	328
Taisho Pharmaceutical Co. Ltd.	17,000	383
Taiyo Nippon Sanso Corp.	37,000	295
Takashimaya Co. Ltd.	37,000	255
Takeda Pharmaceutical Co. Ltd.	116,800	5,402
TDK Corp.	18,100	997
Teijin Ltd.	131,000	578
Terumo Corp.	24,600	1,329
THK Co. Ltd.	17,100	435
Tobu Railway Co. Ltd.	142,000	598
Toho Co. Ltd.	14,600	243
Toho Gas Co. Ltd.	59,000	320
Tohoku Electric Power Co., Inc.	71,500	1,032
Tokio Marine Holdings, Inc.	108,200	3,040
Tokyo Electric Power (The) Co., Inc.	206,600	849
Tokyo Electron Ltd.	24,900	1,358
Tokyo Gas Co. Ltd.	371,000	1,678
Tokyu Corp.	160,000	666
Tokyu Land Corp.	64,000	272
TonenGeneral Sekiyu K.K.	40,000	492
Toppan Printing Co. Ltd.	79,000	613
Toray Industries, Inc.	222,000	1,643
Toshiba Corp.	600,000	3,175
Tosoh Corp.	71,000	285
TOTO Ltd.	53,000	412
Toyo Seikan Kaisha Ltd.	21,300	358
Toyo Suisan Kaisha Ltd.	13,000	307
Toyoda Gosei Co. Ltd.	9,100	206
Toyota Boshoku Corp.	9,300	154
Toyota Industries Corp.	26,600	876
Toyota Motor Corp.	408,100	17,182
Toyota Tsusho Corp.	29,800	511
Trend Micro, Inc.	17,400	540
Tsumura & Co.	8,300	266
Ube Industries Ltd.	163,000	491
Unicharm Corp.	16,400	717
Ushio, Inc.	14,700	291
USS Co. Ltd.	3,250	252
West Japan Railway Co.	25,100	983
Yahoo! Japan Corp.	2,041	703
Yakult Honsha Co. Ltd.	13,600	394
Yamada Denki Co. Ltd.	12,769	1,042
Yamaguchi Financial Group, Inc.	30,000	280
Yamaha Corp.	22,000	250
Yamaha Motor Co. Ltd.*	43,500	799
Yamato Holdings Co. Ltd.	59,000	927
Yamato Kogyo Co. Ltd.	6,000	187
Yamazaki Baking Co. Ltd.	17,000	228
Yaskawa Electric Corp.	32,000	359
Yokogawa Electric Corp.*	30,200	259

		342,754

Netherlands - 4.5%
Aegon N.V.*	255,831	1,744
Akzo Nobel N.V.	34,448	2,173
ASML Holding N.V.	64,718	2,384
Corio N.V.	8,870	588
Delta Lloyd N.V.	15,416	366

EQUITY INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Netherlands - 4.5% continued
European Aeronautic Defence and Space Co. N.V.	59,108	$1,978
Fugro N.V. - CVA	9,975	719
Heineken Holding N.V.	16,578	848
Heineken N.V.	38,370	2,308
ING Groep N.V. - CVA*	565,628	6,977
Koninklijke Ahold N.V.	177,708	2,388
Koninklijke Boskalis Westminster N.V.	10,085	477
Koninklijke DSM N.V.	22,483	1,459
Koninklijke KPN N.V.	230,965	3,357
Koninklijke Philips Electronics N.V.	144,921	3,719
Koninklijke Vopak N.V.	9,899	485
PostNL N.V.	54,164	460
QIAGEN N.V.*	32,460	622
Randstad Holding N.V.	18,328	847
Reed Elsevier N.V.	100,388	1,348
Royal Dutch Shell PLC, Class A	525,305	18,718
Royal Dutch Shell PLC, Class B	397,074	14,174
SBM Offshore N.V.	25,817	683
TNT Express N.V.*	54,164	562
Unilever N.V. - CVA	239,304	7,840
Wolters Kluwer N.V.	43,240	958

		78,182

New Zealand - 0.1%
Auckland International Airport Ltd.	131,897	244
Contact Energy Ltd.*	62,040	276
Fletcher Building Ltd.	102,597	734
Sky City Entertainment Group Ltd.	81,063	243
Telecom Corp. of New Zealand Ltd.	265,953	539

		2,036

Norway - 0.8%
Aker Solutions ASA	23,058	462
DnB NOR ASA	144,915	2,020
Gjensidige Forsikring ASA	28,422	350
Norsk Hydro ASA	143,933	1,102
Orkla ASA	113,884	1,082
Renewable Energy Corp. ASA*	68,712	118
Seadrill Ltd.	46,324	1,630
Statoil ASA	164,643	4,169
Telenor ASA	111,270	1,822
Yara International ASA	27,739	1,568

		14,323

Portugal - 0.3%
Banco Comercial Portugues S.A., Class R*	558,836	332
Banco Espirito Santo S.A. (Registered)	73,780	275
Cimpor Cimentos de Portugal SGPS S.A.	28,430	217
Energias de Portugal S.A.	278,135	987
Galp Energia SGPS S.A., Class B	32,467	775
Jeronimo Martins SGPS S.A.	30,424	585
Portugal Telecom SGPS S.A. (Registered)	101,502	1,005

		4,176

Singapore - 1.6%
Ascendas Real Estate Investment Trust	296,213	492
CapitaLand Ltd.	377,500	898
CapitaMall Trust	286,600	437
CapitaMalls Asia Ltd.	187,718	226
City Developments Ltd.	72,000	612
ComfortDelGro Corp. Ltd.	260,000	309
Cosco Corp. Singapore Ltd.	144,000	230
DBS Group Holdings Ltd.	253,910	3,039
Fraser and Neave Ltd.	137,563	650
Genting Singapore PLC*	883,380	1,394
Global Logistic Properties Ltd.*	313,238	526
Golden Agri-Resources Ltd.	931,787	518
Hutchison Port Holdings Trust*	763,000	646
Jardine Cycle & Carriage Ltd.	14,576	512
Keppel Corp. Ltd.	214,400	1,940
Keppel Land Ltd.	100,611	298
Neptune Orient Lines Ltd.	125,750	157
Olam International Ltd.	193,381	430
Oversea-Chinese Banking Corp. Ltd.	365,167	2,787
SembCorp Industries Ltd.	136,600	557
SembCorp Marine Ltd.	118,400	513
Singapore Airlines Ltd.	81,067	937
Singapore Exchange Ltd.	136,000	835
Singapore Press Holdings Ltd.	252,000	801
Singapore Technologies Engineering Ltd.	216,000	531
Singapore Telecommunications Ltd.	1,184,600	3,051
StarHub Ltd.	86,000	195
United Overseas Bank Ltd.	188,183	3,023
UOL Group Ltd.	66,700	271
Wilmar International Ltd.	281,000	1,242

		28,057

Spain - 3.5%
Abertis Infraestructuras S.A.	56,173	1,255
Acciona S.A.	3,579	380

NORTHERN FUNDS QUARTERLY REPORT    45    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Spain - 3.5% continued
Acerinox S.A.	14,008	$255
ACS Actividades de Construccion y Servicios S.A.	20,755	979
Amadeus IT Holding S.A., Class A*	37,689	784
Banco Bilbao Vizcaya Argentaria S.A.	629,714	7,380
Banco de Sabadell S.A.	163,341	675
Banco Popular Espanol S.A.	147,932	833
Banco Santander S.A.	1,244,209	14,356
Bankinter S.A.*	33,449	227
Criteria Caixacorp S.A.	124,212	866
EDP Renovaveis S.A.*	30,270	200
Enagas S.A.	25,179	611
Ferrovial S.A.	56,466	713
Fomento de Construcciones y Contratas S.A.	7,505	229
Gas Natural SDG S.A.	48,915	1,025
Grifols S.A.*	19,516	392
Iberdrola Renovables S.A.	119,048	526
Iberdrola S.A.*	558,492	4,970
Inditex S.A.	32,505	2,968
Indra Sistemas S.A.	16,902	350
Mapfre S.A.	104,432	387
Mapfre S.A.*	2,677	10
Mediaset Espana Comunicacion S.A.	23,929	208
Red Electrica Corp. S.A.	16,414	992
Repsol YPF S.A.	117,188	4,068
Telefonica S.A.	604,617	14,785
Zardoya Otis S.A.	19,406	286

		60,710

Sweden - 3.0%
Alfa Laval AB	51,740	1,115
Assa Abloy AB, Class B	45,621	1,226
Atlas Copco AB, Class A	99,453	2,618
Atlas Copco AB, Class B	57,745	1,359
Boliden AB	38,345	709
Electrolux AB, Class B	36,600	873
Getinge AB, Class B	30,469	818
Hennes & Mauritz AB, Class B	151,728	5,229
Hexagon AB, Class B	38,212	941
Holmen AB, Class B	7,354	229
Husqvarna AB, Class B	62,789	415
Industrivarden AB, Class C	15,816	262
Investor AB, Class B	66,192	1,517
Kinnevik Investment AB, Class B	30,492	677
Millicom International Cellular S.A. SDR	11,233	1,172
Modern Times Group AB, Class B	7,075	467
Nordea Bank AB	385,816	4,146
Ratos AB, Class B	28,512	547
Sandvik AB	150,152	2,633
Scania AB, Class B	48,527	1,126
Securitas AB, Class B	43,936	465
Skandinaviska Enskilda Banken AB, Class A	208,663	1,706
Skanska AB, Class B	58,499	1,047
SKF AB, Class B	56,519	1,635
SSAB AB, Class A	22,883	342
Svenska Cellulosa AB, Class B	83,362	1,174
Svenska Handelsbanken AB, Class A	71,970	2,220
Swedbank AB, Class A	119,131	2,001
Swedish Match AB	31,789	1,066
Tele2 AB, Class B	45,818	905
Telefonaktiebolaget LM Ericsson, Class B	445,311	6,404
TeliaSonera AB	321,088	2,355
Volvo AB, Class B	203,928	3,563

		52,962

Switzerland - 8.7%
ABB Ltd. (Registered)*	324,894	8,425
Actelion Ltd. (Registered)*	16,589	817
Adecco S.A. (Registered)*	20,352	1,305
Aryzta A.G. (Athens Exchange)	8,132	436
Aryzta A.G. (Stockholm Exchange)	4,329	230
Baloise Holding A.G. (Registered)	7,020	724
Cie Financiere Richemont S.A., Class A (Bearer)	77,490	5,074
Credit Suisse Group A.G. (Registered)*	166,964	6,490
GAM Holding A.G.*	29,046	477
Geberit A.G. (Registered)*	5,690	1,348
Givaudan S.A. (Registered)*	1,193	1,262
Glencore International PLC*	124,251	979
Holcim Ltd. (Registered)*	36,754	2,774
Julius Baer Group Ltd.*	30,142	1,244
Kuehne + Nagel International A.G. (Registered)	7,970	1,210
Lindt & Spruengli A.G. (Participation Certificate)	138	430
Lindt & Spruengli A.G. (Registered)	16	583
Lonza Group A.G. (Registered)*	6,982	546
Nestle S.A. (Registered)	510,520	31,728
Novartis A.G. (Registered)	344,117	21,080

EQUITY INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Switzerland - 8.7% continued
Pargesa Holding S.A. (Bearer)	3,736	$346
Roche Holding A.G. (Genusschein)	103,612	17,334
Schindler Holding A.G. (Participation Certificate)	7,563	919
Schindler Holding A.G. (Registered)	3,021	367
SGS S.A. (Registered)	798	1,515
Sika A.G. (Bearer)	287	692
Sonova Holding A.G. (Registered)*	7,534	705
STMicroelectronics N.V.*	93,349	930
Straumann Holding A.G. (Registered)	1,081	261
Sulzer A.G. (Registered)	3,792	617
Swatch Group (The) A.G. (Bearer)	4,609	2,325
Swatch Group (The) A.G. (Registered)	6,021	541
Swiss Life Holding A.G. (Registered)*	4,307	706
Swiss Re Ltd.*	52,328	2,938
Swisscom A.G. (Registered)	3,385	1,551
Syngenta A.G. (Registered)*	14,019	4,733
Synthes, Inc.(2)	9,772	1,721
Transocean Ltd.	47,351	3,087
UBS A.G. (Registered)*	538,019	9,811
Wolseley PLC	41,267	1,346
Xstrata PLC	307,221	6,775
Zurich Financial Services A.G.*	21,426	5,415

		151,797

United Kingdom - 18.0%
3i Group PLC	136,294	615
Admiral Group PLC	29,508	786
Aggreko PLC	41,765	1,293
AMEC PLC	50,385	880
Anglo American PLC	195,108	9,669
Antofagasta PLC	57,479	1,286
ARM Holdings PLC	201,002	1,901
Associated British Foods PLC	55,310	961
AstraZeneca PLC	205,307	10,251
Autonomy Corp. PLC*	35,100	962
Aviva PLC	418,572	2,947
Babcock International Group PLC	50,506	577
BAE Systems PLC	512,258	2,619
Balfour Beatty PLC	97,491	483
Barclays PLC	1,710,796	7,042
BG Group PLC	499,944	11,346
BHP Billiton PLC	322,255	12,631
BP PLC	2,799,397	20,626
British American Tobacco PLC	294,429	12,906
British Land Co. PLC	124,554	1,217
British Sky Broadcasting Group PLC	169,820	2,306
BT Group PLC	1,149,058	3,727
Bunzl PLC	46,078	577
Burberry Group PLC	63,634	1,479
Cairn Energy PLC*	203,495	1,355
Capita Group (The) PLC	87,478	1,005
Capital Shopping Centres Group PLC	83,932	538
Carnival PLC	26,239	1,017
Centrica PLC	763,050	3,959
Cobham PLC	161,121	547
Compass Group PLC	284,587	2,745
Diageo PLC	370,259	7,565
Essar Energy PLC*	47,678	313
Eurasian Natural Resources Corp. PLC	36,176	454
Fresnillo PLC	26,649	601
G4S PLC	220,804	992
GlaxoSmithKline PLC	764,913	16,377
Hammerson PLC	100,683	778
Home Retail Group PLC	120,259	316
HSBC Holdings PLC	2,610,140	25,894
ICAP PLC	78,225	594
Imperial Tobacco Group PLC	150,860	5,016
Inmarsat PLC	71,375	637
Intercontinental Hotels Group PLC	41,602	851
International Consolidated Airlines Group S.A.*	81,075	331
International Consolidated Airlines Group S.A. (BrsaItaliana Exchange)*	60,564	246
International Power PLC	223,179	1,152
Intertek Group PLC	22,360	708
Invensys PLC	113,321	585
Investec PLC	68,247	553
ITV PLC*	518,651	595
J. Sainsbury PLC	177,463	938
Johnson Matthey PLC	33,080	1,044
Kazakhmys PLC	30,061	667
Kingfisher PLC	344,234	1,476
Land Securities Group PLC	112,412	1,537
Legal & General Group PLC	848,539	1,610
Lloyds Banking Group PLC*	6,039,129	4,745
London Stock Exchange Group PLC	20,581	350
Lonmin PLC	23,353	545
Man Group PLC	284,951	1,083
Marks & Spencer Group PLC	231,174	1,341

NORTHERN FUNDS QUARTERLY REPORT    47    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
United Kingdom - 18.0% continued
National Grid PLC	517,406	$5,092
Next PLC	26,440	987
Old Mutual PLC	817,385	1,750
Pearson PLC	122,407	2,319
Petrofac Ltd.	39,053	949
Prudential PLC	374,649	4,330
Randgold Resources Ltd.	13,271	1,116
Reckitt Benckiser Group PLC	91,345	5,043
Reed Elsevier PLC	175,987	1,600
Resolution Ltd.	218,501	1,031
Rexam PLC	135,079	830
Rio Tinto PLC	213,471	15,414
Rolls-Royce Holdings PLC*	279,762	2,896
Royal Bank of Scotland Group PLC*	2,622,244	1,625
RSA Insurance Group PLC	528,818	1,144
SABMiller PLC	141,026	5,141
Sage Group (The) PLC	195,380	906
Schroders PLC	15,709	390
Scottish & Southern Energy PLC	135,757	3,036
Segro PLC	103,163	517
Serco Group PLC	68,898	611
Severn Trent PLC	36,369	859
Smith & Nephew PLC	128,934	1,375
Smiths Group PLC	56,990	1,098
Standard Chartered PLC	346,688	9,110
Standard Life PLC	334,011	1,128
Subsea 7 S.A.*	41,036	1,050
Tesco PLC	1,189,637	7,683
TUI Travel PLC	77,457	279
Tullow Oil PLC	131,539	2,618
Unilever PLC	190,019	6,132
United Utilities Group PLC	103,717	996
Vedanta Resources PLC	17,111	576
Vodafone Group PLC	7,623,709	20,261
Weir Group (The) PLC	30,862	1,054
Whitbread PLC	24,907	646
WM Morrison Supermarkets PLC	341,603	1,632

		313,371

Total Common Stocks (3) (Cost $1,461,940)		1,691,100

PREFERRED STOCKS - 0.5%
Austria - 0.0%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	5,312	292

Germany - 0.5%
Bayerische Motoren Werke A.G.	7,249	461
Henkel A.G. & Co. KGaA	25,822	1,790
Porsche Automobil Holding S.E.	22,903	1,816
ProSiebenSat.1 Media A.G.	11,105	315
RWE A.G. (Non Voting)	5,492	280
Volkswagen A.G.	21,321	4,396

Total Preferred Stocks (3) (Cost $5,294)		9,350

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.*	57,496	—
Immoeast A.G.*	58,188	—

		—

France - 0.0%
Eurazeo*	21	—

Singapore - 0.0%
Olam International Ltd.*	8,790	1

Spain - 0.0%
CaixaBank*	124,212	9
Mapfre S.A.*	29	—
Zardoya Otis S.A.*	19,406	15

		24

Total Rights (3) (Cost $27)		25

EQUITY INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.2%
iShares MSCI EAFE Index Fund	260,520	$15,668
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	3,361,030	3,361
Vanguard MSCI EAFE ETF	35,000	1,333

Total Investment Companies (Cost $19,999)		20,362

Total Investments - 98.7% (Cost $1,487,260)		1,720,837

Other Assets less Liabilities - 1.3%		22,637

NET ASSETS - 100.0%		$1,743,474

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,794,000 with net sales of approximately $12,433,000 during the three months ended June 30, 2011.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Euro Stoxx 50 (Euro)	225	$9,292	Long	9/11	$241
FTSE 100 Index (British Pound)	79	7,484	Long	9/11	175
Hang Seng Index (Hong Kong Dollar)	6	865	Long	7/11	8
Nikkei 225 (SGX) (Japanese Yen)	32	1,951	Long	9/11	98
SPI 200 (Australian Dollar)	22	2,714	Long	9/11	49
TOPIX Index (Japanese Yen)	19	2,005	Long	9/11	105
Yen Denom Nikkei (Japanese Yen)	29	1,781	Long	9/11	95

Total					$771

At June 30, 2011, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.0%
British Pound	21.0
Japanese Yen	20.0
Australian Dollar	8.6
Swiss Franc	8.2
All other currencies less than 5%	11.2

Total	100.0%

At June 30, 2011, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	10.1
Energy	8.0
Financials	23.4
Health Care	8.6
Industrials	12.7
Information Technology	4.7
Materials	11.2
Telecommunication Services	6.3
Utilities	4.6

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    49    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	421	United States Dollar	441	9/21/11	$(5)
British Pound	620	United States Dollar	1,000	9/21/11	6
Swiss Franc	1,489	United States Dollar	1,779	9/21/11	7
United States Dollar	2,513	British Pound	1,536	9/21/11	(50)
United States Dollar	1,789	Euro	1,230	9/21/11	(9)
United States Dollar	247	Hong Kong Dollar	1,921	9/21/11	—
United States Dollar	1,435	Japanese Yen	114,608	9/21/11	(11)
United States Dollar	20	Singapore Dollar	25	9/21/11	—

Total					$(62)

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,537,442

Gross tax appreciation of investments	$328,981
Gross tax depreciation of investments	(145,586)

Net tax appreciation of investments	$183,395

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securites, securities valuation based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$199,782	$—	$199,782
Consumer Staples	—	126,077	—	126,077
Energy	—	85,485	—	85,485
Financials	—	439,669	—	439,669
Health Care	—	104,472	—	104,472
Industrials	—	343,786	—	343,786
Information Technology	158	104,425	—	104,583
Materials	10	171,425	—	171,435
Telecommunication Services	—	58,952	—	58,952
Utilities	—	57,151	—	57,151
Preferred Stocks
Consumer Discretionary	—	6,988	—	6,988
Consumer Staples	—	1,790	—	1,790
Utilities	—	280	—	280
Rights
Consumer Discretionary	1	—	—	1
Energy	—	15	—	15
Industrials	—	9	—	9
Investment Companies	20,362	—	—	20,362

Total Investments	$20,531	$1,700,306	$—	$1,720,837

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$771	$—	$—	$771
Forward Foreign Currency Exchange Contracts	—	13	—	13
Liabilities
Forward Foreign Currency Exchange Contracts	—	(75)	—	(75)

Total Other Financial Instruments	$771	$(62)	$—	$709

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Advertising - 0.1%
Lamar Advertising Co., Class A*	24,946	$683

Aerospace/Defense - 0.7%
Alliant Techsystems, Inc.	14,826	1,058
BE Aerospace, Inc.*	45,385	1,852
Triumph Group, Inc.	8,307	827

		3,737

Agriculture - 0.1%
Universal Corp.	9,814	370

Airlines - 0.3%
Alaska Air Group, Inc.*	15,478	1,059
JetBlue Airways Corp.*	90,787	554

		1,613

Apparel - 1.1%
Deckers Outdoor Corp.*	16,889	1,489
Hanesbrands, Inc.*	42,271	1,207
Timberland (The) Co., Class A*	17,433	749
Under Armour, Inc., Class A*	15,642	1,209
Warnaco Group (The), Inc.*	19,231	1,005

		5,659

Auto Manufacturers - 0.2%
Oshkosh Corp.*	39,840	1,153

Auto Parts & Equipment - 0.7%
BorgWarner, Inc.*	47,785	3,861

Banks - 3.4%
Associated Banc-Corp	74,957	1,042
BancorpSouth, Inc.	31,116	386
Bank of Hawaii Corp.	20,971	976
Cathay General Bancorp	34,897	572
City National Corp.	20,561	1,115
Commerce Bancshares, Inc.	34,260	1,473
Cullen/Frost Bankers, Inc.	26,798	1,523
East-West Bancorp, Inc.	64,909	1,312
FirstMerit Corp.	47,562	785
Fulton Financial Corp.	86,942	931
Hancock Holding Co.	36,512	1,131
International Bancshares Corp.	23,729	397
Prosperity Bancshares, Inc.	20,433	895
SVB Financial Group*	18,683	1,116
Synovus Financial Corp.	342,273	712
TCF Financial Corp.	69,421	958
Trustmark Corp.	24,939	584
Valley National Bancorp	73,635	1,002
Webster Financial Corp.	32,182	677
Westamerica Bancorporation	12,845	633

		18,220

Beverages - 1.4%
Green Mountain Coffee Roasters, Inc.*	54,595	4,873
Hansen Natural Corp.*	29,985	2,427

		7,300

Biotechnology - 1.5%
Bio-Rad Laboratories, Inc., Class A*	8,692	1,037
Charles River Laboratories International, Inc.*	22,720	924
United Therapeutics Corp.*	22,234	1,225
Vertex Pharmaceuticals, Inc.*	90,134	4,686

		7,872

Building Materials - 0.5%
Lennox International, Inc.	19,731	850
Louisiana-Pacific Corp.*	58,523	476
Martin Marietta Materials, Inc.	19,868	1,589

		2,915

Chemicals - 3.3%
Albemarle Corp.	40,007	2,769
Ashland, Inc.	34,498	2,229
Cabot Corp.	28,789	1,148
Cytec Industries, Inc.	21,387	1,223
Intrepid Potash, Inc.*	19,585	637
Lubrizol Corp.	28,161	3,781
Minerals Technologies, Inc.	7,861	521
NewMarket Corp.	4,152	709
Olin Corp.	34,699	786
RPM International, Inc.	56,828	1,308
Sensient Technologies Corp.	21,806	808
Valspar Corp.	40,942	1,477

		17,396

Coal - 0.6%
Arch Coal, Inc.	92,821	2,475
Patriot Coal Corp.*	39,592	881

		3,356

Commercial Services - 4.7%
Aaron’s, Inc.,	31,742	897
Alliance Data Systems Corp.*	22,289	2,097
Career Education Corp.*	27,867	589
Convergys Corp.*	53,347	728

NORTHERN FUNDS QUARTERLY REPORT    51     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Commercial Services - 4.7% continued
CoreLogic, Inc.*	47,692	$797
Corporate Executive Board (The) Co.	15,158	662
Corrections Corp. of America*	46,492	1,006
Deluxe Corp.	22,782	563
FTI Consulting, Inc.*	18,546	703
Gartner, Inc.*	37,460	1,509
Global Payments, Inc.	34,799	1,775
ITT Educational Services, Inc.*	9,962	779
Korn/Ferry International*	20,835	458
Lender Processing Services, Inc.	37,720	789
Manpower, Inc.	35,714	1,916
Pharmaceutical Product Development, Inc.	49,212	1,321
Rent-A-Center, Inc.	28,000	856
Rollins, Inc.	27,915	569
SEI Investments Co.	63,489	1,429
Service Corp. International	103,152	1,205
Sotheby’s	29,466	1,282
Strayer Education, Inc.	5,337	674
Towers Watson & Co., Class A	19,615	1,289
TravelCenters of America LLC - (Fractional Shares)*	80,000	—
United Rentals, Inc.*	27,593	701

		24,594

Computers - 2.4%
Cadence Design Systems, Inc.*	118,341	1,250
Diebold, Inc.	28,536	885
DST Systems, Inc.	15,758	832
Jack Henry & Associates, Inc.	37,796	1,134
Mentor Graphics Corp.*	48,082	616
MICROS Systems, Inc.*	35,298	1,755
NCR Corp.*	68,686	1,297
Riverbed Technology, Inc.*	67,089	2,656
SRA International, Inc., Class A*	18,874	583
Synopsys, Inc.*	64,516	1,659

		12,667

Distribution/Wholesale - 1.4%
Fossil, Inc.*	21,857	2,573
Ingram Micro, Inc., Class A*	69,923	1,268
LKQ Corp.*	63,593	1,659
Owens & Minor, Inc.	27,639	953
Watsco, Inc.	12,200	830

		7,283

Diversified Financial Services - 1.6%
Affiliated Managers Group, Inc.*	22,679	2,301
Eaton Vance Corp.	52,092	1,575
Greenhill & Co., Inc.	11,086	596
Jefferies Group, Inc.	62,399	1,273
Raymond James Financial, Inc.	44,137	1,419
Waddell & Reed Financial, Inc., Class A	37,529	1,364

		8,528

Electric - 3.4%
Alliant Energy Corp.	48,553	1,974
Black Hills Corp.	17,217	518
Cleco Corp.	26,675	930
DPL, Inc.	51,065	1,540
Great Plains Energy, Inc.	59,935	1,242
Hawaiian Electric Industries, Inc.	42,042	1,012
IDACORP, Inc.	21,495	849
MDU Resources Group, Inc.	82,528	1,857
NSTAR	45,383	2,087
NV Energy, Inc.	103,006	1,581
OGE Energy Corp.	42,633	2,145
PNM Resources, Inc.	38,080	638
Westar Energy, Inc.	49,760	1,339

		17,712

Electrical Components & Equipment - 1.3%
AMETEK, Inc.	70,275	3,156
Energizer Holdings, Inc.*	30,462	2,204
Hubbell, Inc., Class B	26,439	1,717

		7,077

Electronics - 3.2%
Arrow Electronics, Inc.*	50,792	2,108
Avnet, Inc.*	66,640	2,124
Gentex Corp.	62,154	1,879
Itron, Inc.*	17,586	847
Mettler-Toledo International, Inc.*	13,972	2,357
National Instruments Corp.	38,992	1,158
Tech Data Corp.*	20,314	993
Thomas & Betts Corp.*	22,890	1,233
Trimble Navigation Ltd.*	53,395	2,116
Vishay Intertechnology, Inc.*	72,643	1,092
Woodward, Inc.	25,788	899

		16,806

Engineering & Construction - 1.3%
Aecom Technology Corp.*	52,078	1,424
Granite Construction, Inc.	14,476	355

EQUITY INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Engineering & Construction - 1.3% continued
KBR, Inc.	65,978	$2,487
Shaw Group (The), Inc.*	31,535	953
URS Corp.*	34,497	1,543

		6,762

Entertainment - 0.4%
Bally Technologies, Inc.*	19,061	776
DreamWorks Animation SKG, Inc., Class A*	31,304	629
International Speedway Corp., Class A	12,599	358
Scientific Games Corp., Class A*	27,102	280

		2,043

Environmental Control - 0.6%
Clean Harbors, Inc.*	10,013	1,034
Mine Safety Appliances Co.	13,970	522
Waste Connections, Inc.	49,770	1,579

		3,135

Food - 1.6%
Corn Products International, Inc.	33,279	1,840
Flowers Foods, Inc.	49,691	1,095
Lancaster Colony Corp.	8,137	495
Ralcorp Holdings, Inc.*	24,050	2,082
Ruddick Corp.	18,715	815
Smithfield Foods, Inc.*	72,462	1,585
Tootsie Roll Industries, Inc.	10,666	312

		8,224

Forest Products & Paper - 0.9%
Domtar Corp.	17,957	1,701
Potlatch Corp.	17,571	620
Rayonier, Inc.	35,359	2,310

		4,631

Gas - 2.7%
AGL Resources, Inc.	34,396	1,400
Atmos Energy Corp.	38,977	1,296
Energen Corp.	31,585	1,785
National Fuel Gas Co.	35,999	2,621
Questar Corp.	77,381	1,370
Southern Union Co.	54,433	2,186
UGI Corp.	48,486	1,546
Vectren Corp.	35,873	999
WGL Holdings, Inc.	22,397	862

		14,065

Hand/Machine Tools - 0.8%
Kennametal, Inc.	36,012	1,520
Lincoln Electric Holdings, Inc.	36,755	1,318
Regal-Beloit Corp.	17,028	1,137

		3,975

Healthcare - Products - 3.9%
Cooper (The) Cos., Inc.	20,672	1,638
Gen-Probe, Inc.*	20,795	1,438
Henry Schein, Inc.*	40,200	2,878
Hill-Rom Holdings, Inc.	27,541	1,268
Hologic, Inc.*	113,989	2,299
IDEXX Laboratories, Inc.*	25,086	1,946
Immucor, Inc.*	30,797	629
Kinetic Concepts, Inc.*	26,956	1,553
Masimo Corp.	25,780	765
ResMed, Inc.*	67,001	2,074
STERIS Corp.	25,810	903
Techne Corp.	16,068	1,340
Teleflex, Inc.	17,513	1,069
Thoratec Corp.*	24,749	812

		20,612

Healthcare - Services - 2.3%
Community Health Systems, Inc.*	40,742	1,046
Covance, Inc.*	26,433	1,569
Health Management Associates, Inc., Class A*	110,780	1,194
Health Net, Inc.*	39,763	1,276
Kindred Healthcare, Inc.*	22,388	481
LifePoint Hospitals, Inc.*	23,322	911
Lincare Holdings, Inc.	41,178	1,205
Mednax, Inc.*	20,928	1,511
Universal Health Services, Inc., Class B	42,456	2,188
WellCare Health Plans, Inc.*	18,566	955

		12,336

Home Builders - 0.9%
KB Home	32,649	319
MDC Holdings, Inc.	16,827	415
NVR, Inc.*	2,572	1,866
Ryland Group (The), Inc.	18,893	312
Thor Industries, Inc.	18,916	546
Toll Brothers, Inc.*	63,757	1,322

		4,780

Household Products/Wares - 1.1%
American Greetings Corp., Class A	17,293	416

NORTHERN FUNDS QUARTERLY REPORT    53    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Household Products/Wares - 1.1% continued
Church & Dwight Co., Inc.	62,313	$2,526
Scotts Miracle-Gro (The) Co., Class A	19,401	996
Tupperware Brands Corp.	27,388	1,847

		5,785

Insurance - 3.9%
American Financial Group, Inc.	33,232	1,186
Arthur J. Gallagher & Co.	48,419	1,382
Aspen Insurance Holdings Ltd.	30,857	794
Brown & Brown, Inc.	51,485	1,321
Everest Re Group Ltd.	23,807	1,946
Fidelity National Financial, Inc., Class A	97,725	1,538
First American Financial Corp.	45,224	708
Hanover Insurance Group (The), Inc.	19,661	742
HCC Insurance Holdings, Inc.	49,340	1,554
Mercury General Corp.	15,756	622
Old Republic International Corp.	111,160	1,306
Protective Life Corp.	37,170	860
Reinsurance Group of America, Inc.	32,289	1,965
StanCorp Financial Group, Inc.	19,535	824
Transatlantic Holdings, Inc.	27,269	1,337
Unitrin, Inc.	21,301	632
W.R. Berkley Corp.	50,564	1,640

		20,357

Internet - 1.5%
AOL, Inc.*	46,646	926
Digital River, Inc.*	17,725	570
Equinix, Inc.*	20,487	2,069
Rackspace Hosting, Inc.*	43,566	1,862
TIBCO Software, Inc.*	70,870	2,057
ValueClick, Inc.*	34,259	569

		8,053

Investment Companies - 0.2%
Apollo Investment Corp.	84,801	866

Iron/Steel - 0.8%
Carpenter Technology Corp.	19,197	1,107
Reliance Steel & Aluminum Co.	32,571	1,617
Steel Dynamics, Inc.	95,098	1,546

		4,270

Leisure Time - 0.6%
Life Time Fitness, Inc.*	18,359	733
Polaris Industries, Inc.	14,909	1,657
WMS Industries, Inc.*	25,189	774

		3,164

Machinery - Construction & Mining - 0.9%
Bucyrus International, Inc.	35,596	3,263
Terex Corp.*	47,646	1,355

		4,618

Machinery - Diversified - 2.1%
AGCO Corp.*	41,239	2,035
Gardner Denver, Inc.	22,793	1,916
Graco, Inc.	26,505	1,343
IDEX Corp.	36,058	1,653
Nordson Corp.	29,801	1,635
Wabtec Corp.	21,089	1,386
Zebra Technologies Corp., Class A*	23,944	1,010

		10,978

Media - 0.8%
FactSet Research Systems, Inc.	20,213	2,068
John Wiley & Sons, Inc., Class A	20,687	1,076
Meredith Corp.	16,139	503
New York Times (The) Co., Class A*	52,827	461
Scholastic Corp.	9,976	265

		4,373

Metal Fabrication/Hardware - 0.7%
Commercial Metals Co.	50,178	720
Timken (The) Co.	35,445	1,787
Valmont Industries, Inc.	9,308	897
Worthington Industries, Inc.	24,516	566

		3,970

Mining - 0.2%
Compass Minerals International, Inc.	14,417	1,241

Miscellaneous Manufacturing - 2.7%
Acuity Brands, Inc.	18,703	1,043
Aptargroup, Inc.	29,429	1,540
Brink’s (The) Co.	20,405	609
Carlisle Cos., Inc.	26,974	1,328
Crane Co.	20,157	996
Donaldson Co., Inc.	33,163	2,012
Eastman Kodak Co.*	121,161	434
Harsco Corp.	35,584	1,160
Matthews International Corp., Class A	13,080	525
Pentair, Inc.	43,091	1,739
SPX Corp.	22,439	1,855

EQUITY INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Miscellaneous Manufacturing - 2.7% continued
Trinity Industries, Inc.	34,744	$1,212

		14,453

Office Furnishings - 0.2%
Herman Miller, Inc.	24,931	679
HNI Corp.	19,874	499

		1,178

Oil & Gas - 3.6%
Atwood Oceanics, Inc.*	24,518	1,082
Bill Barrett Corp.*	20,340	943
Cimarex Energy Co.	37,383	3,361
Comstock Resources, Inc.*	20,902	602
Forest Oil Corp.*	49,682	1,327
Frontier Oil Corp.	46,580	1,505
Holly Corp.*	22,836	1,585
Northern Oil and Gas, Inc.*	23,201	514
Patterson-UTI Energy, Inc.	67,303	2,127
Plains Exploration & Production Co.*	61,955	2,362
Quicksilver Resources, Inc.*	52,081	769
SM Energy Co.	27,749	2,039
Unit Corp.*	17,417	1,061

		19,277

Oil & Gas Services - 2.0%
CARBO Ceramics, Inc.	8,388	1,367
Dresser-Rand Group, Inc.*	34,680	1,864
Dril-Quip, Inc.*	15,207	1,032
Exterran Holdings, Inc.*	27,888	553
Helix Energy Solutions Group, Inc.*	46,209	765
Oceaneering International, Inc.	47,241	1,913
Oil States International, Inc.*	22,562	1,803
Superior Energy Services, Inc.*	34,717	1,289

		10,586

Packaging & Containers - 1.5%
Greif, Inc., Class A	13,628	886
Packaging Corp. of America	43,361	1,214
Rock-Tenn Co., Class A	29,719	1,972
Silgan Holdings, Inc.	21,282	872
Sonoco Products Co.	43,868	1,559
Temple-Inland, Inc.	47,662	1,417

		7,920

Pharmaceuticals - 1.9%
Catalyst Health Solutions, Inc.*	21,640	1,208
Endo Pharmaceuticals Holdings, Inc.*	51,223	2,057
Medicis Pharmaceutical Corp., Class A	27,086	1,034
Omnicare, Inc.	51,012	1,627
Perrigo Co.	36,319	3,191
VCA Antech, Inc.*	37,540	796

		9,913

Real Estate - 0.3%
Jones Lang LaSalle, Inc.	18,707	1,764

Real Estate Investment Trusts - 7.1%
Alexandria Real Estate Equities, Inc.	26,970	2,088
BRE Properties, Inc.	32,300	1,611
Camden Property Trust	30,462	1,938
Corporate Office Properties Trust	30,992	964
Cousins Properties, Inc.	46,475	397
Duke Realty Corp.	110,240	1,544
Equity One, Inc.	26,555	495
Essex Property Trust, Inc.	14,248	1,928
Federal Realty Investment Trust	27,214	2,318
Highwoods Properties, Inc.	31,884	1,056
Hospitality Properties Trust	54,382	1,319
Liberty Property Trust	50,042	1,630
Macerich (The) Co.	57,422	3,072
Mack-Cali Realty Corp.	38,010	1,252
Nationwide Health Properties, Inc.	55,219	2,287
Omega Healthcare Investors, Inc.	43,868	922
Realty Income Corp.	55,735	1,867
Regency Centers Corp.	39,262	1,726
Senior Housing Properties Trust	65,233	1,527
SL Green Realty Corp.	36,202	3,000
Taubman Centers, Inc.	24,325	1,440
UDR, Inc.	82,648	2,029
Weingarten Realty Investors	52,942	1,332

		37,742

Retail - 6.4%
99 Cents Only Stores*	20,192	409
Advance Auto Parts, Inc.	33,529	1,961
Aeropostale, Inc.*	34,584	605
American Eagle Outfitters, Inc.	85,954	1,096
ANN, Inc.*	22,719	593
Ascena Retail Group, Inc.*	30,078	1,024
Barnes & Noble, Inc.	17,323	287
BJ’s Wholesale Club, Inc.*	23,619	1,189
Bob Evans Farms, Inc.	12,877	450
Brinker International, Inc.	37,041	906

NORTHERN FUNDS QUARTERLY REPORT    55    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Retail - 6.4% continued
Cheesecake Factory (The), Inc.*	25,069	$786
Chico’s FAS, Inc.	77,265	1,177
Collective Brands, Inc.*	27,303	401
Copart, Inc.*	26,294	1,225
Dick’s Sporting Goods, Inc.*	39,928	1,535
Dollar Tree, Inc.*	53,513	3,565
Foot Locker, Inc.	67,139	1,595
Guess?, Inc.	28,055	1,180
MSC Industrial Direct Co., Class A	19,649	1,303
Office Depot, Inc.*	122,898	519
Panera Bread Co., Class A*	13,401	1,684
PetSmart, Inc.	49,670	2,254
Phillips-Van Heusen Corp.	29,222	1,913
RadioShack Corp.	46,123	614
Regis Corp.	24,444	375
Saks, Inc.*	70,185	784
Tractor Supply Co.	31,344	2,096
Wendy’s/Arby’s Group, Inc., Class A	141,402	717
Williams-Sonoma, Inc.	45,841	1,673

		33,916

Savings & Loans - 1.1%
Astoria Financial Corp.	36,804	471
First Niagara Financial Group, Inc.	133,017	1,756
New York Community Bancorp, Inc.	190,690	2,858
Washington Federal, Inc.	47,654	783

		5,868

Semiconductors - 3.9%
Atmel Corp.*	199,546	2,808
Cree, Inc.*	47,794	1,605
Cypress Semiconductor Corp.*	73,411	1,552
Fairchild Semiconductor International, Inc.*	55,493	927
Integrated Device Technology, Inc.*	65,551	515
International Rectifier Corp.*	30,557	855
Intersil Corp., Class A	54,640	702
Lam Research Corp.*	54,561	2,416
QLogic Corp.*	46,182	735
Rovi Corp.*	49,310	2,828
Semtech Corp.*	28,570	781
Silicon Laboratories, Inc.*	19,647	811
Skyworks Solutions, Inc.*	81,005	1,862
Varian Semiconductor Equipment Associates, Inc.*	32,813	2,016

		20,413

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.*	21,462	740

Software - 3.2%
ACI Worldwide, Inc.*	14,248	481
Acxiom Corp.*	35,693	468
Advent Software, Inc.*	14,398	406
Allscripts Healthcare Solutions, Inc.*	82,537	1,603
ANSYS, Inc.*	40,084	2,191
Broadridge Financial Solutions, Inc.	54,020	1,300
Concur Technologies, Inc.*	20,430	1,023
Fair Isaac Corp.	17,159	518
Informatica Corp.*	46,075	2,692
Mantech International Corp., Class A	10,144	451
MSCI, Inc., Class A*	52,225	1,968
Parametric Technology Corp.*	52,268	1,199
Quest Software, Inc.*	26,587	604
Solera Holdings, Inc.	30,759	1,820

		16,724

Telecommunications - 1.8%
ADTRAN, Inc.	28,238	1,093
Ciena Corp.*	41,674	766
NeuStar, Inc., Class A*	32,145	842
Plantronics, Inc.	20,990	767
Polycom, Inc.*	38,747	2,491
RF Micro Devices, Inc.*	120,391	737
Telephone & Data Systems, Inc.	39,962	1,242
tw telecom, Inc.*	65,814	1,351

		9,289

Textiles - 0.3%
Mohawk Industries, Inc.*	24,667	1,480

Transportation - 2.2%
Alexander & Baldwin, Inc.	18,037	869
Con-way, Inc.	23,874	926
J.B. Hunt Transport Services, Inc.	37,580	1,770
Kansas City Southern*	47,946	2,845
Kirby Corp.*	23,599	1,337
Landstar System, Inc.	21,182	984
Overseas Shipholding Group, Inc.	11,329	305
Tidewater, Inc.	22,633	1,218
UTi Worldwide, Inc.	45,355	893
Werner Enterprises, Inc.	19,558	490

		11,637

EQUITY INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Trucking & Leasing - 0.1%
GATX Corp.	20,262	$752

Water - 0.3%
Aqua America, Inc.	60,573	1,331

Total Common Stocks (Cost $417,026)		522,023

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	5,892,487	5,892

Total Investment Companies (Cost $5,892)		5,892

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	16	$—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.04%, 11/17/11(3)	$1,500	$1,500

Total Short-Term Investments (Cost $1,500)		1,500

Total Investments - 100.2% (Cost $424,418)		529,415

Liabilities less Other Assets - (0.2)%		(1,265)

NET ASSETS - 100.0%		$528,150

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $13,892,000 with net sales of approximately $8,000,000 during the three months ended June 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$442,857

Gross tax appreciation of investments	$109,013
Gross tax depreciation of investments	(22,455)

Net tax appreciation of investments	$86,558

At June 30, 2011, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
E-Mini S&P Midcap 400	114	$11,132	Long	9/11	$302

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$522,023	(1)	$—	$—	$522,023
Investment Companies	5,892		—	—	5,892
Short-Term Investments	—		1,500	—	1,500

Total Investments	$527,915		$1,500	$—	$529,415

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$302		$—	$—	$302

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    57    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Advertising - 0.1%
APAC Customer Services, Inc.*	11,743	$63
Harte-Hanks, Inc.	15,358	125
Marchex, Inc., Class B	7,079	63
MDC Partners, Inc., Class A	8,648	156
ValueVision Media, Inc., Class A*	14,151	108

		515

Aerospace/Defense - 1.4%
AAR Corp.	13,694	371
Aerovironment, Inc.*	6,102	216
Astronics Corp.*	3,156	97
Cubic Corp.	5,416	276
Curtiss-Wright Corp.	16,142	523
Ducommun, Inc.	3,544	73
Esterline Technologies Corp.*	10,485	801
GenCorp, Inc.*	19,772	127
HEICO Corp.	14,463	792
Kaman Corp.	9,063	321
Kratos Defense & Security Solutions, Inc.*	7,668	93
LMI Aerospace, Inc.*	2,966	72
Moog, Inc., Class A*	15,715	684
National Presto Industries, Inc.	1,634	166
Orbital Sciences Corp.*	20,452	345
Teledyne Technologies, Inc.*	12,628	636
Triumph Group, Inc.	6,462	643

		6,236

Agriculture - 0.3%
Alico, Inc.	1,544	40
Alliance One International, Inc.*	31,003	100
Andersons (The), Inc.	6,315	267
Cadiz, Inc.*	3,684	40
Griffin Land & Nurseries, Inc.	878	28
Limoneira Co.	2,814	64
MGP Ingredients, Inc.	4,421	38
Star Scientific, Inc.*	36,939	166
Tejon Ranch Co.*	4,946	169
Universal Corp.	7,745	292
Vector Group Ltd.	16,125	287

		1,491

Airlines - 0.6%
Alaska Air Group, Inc.*	12,294	841
Allegiant Travel Co.*	5,132	254
Hawaiian Holdings, Inc.*	18,332	104
JetBlue Airways Corp.*	85,072	519
Republic Airways Holdings, Inc.*	16,609	91
Skywest, Inc.	18,053	272
Spirit Airlines, Inc.*	5,233	63
US Airways Group, Inc.*	56,242	501

		2,645

Apparel - 1.5%
Carter’s, Inc.*	16,973	522
Cherokee, Inc.	3,425	59
Columbia Sportswear Co.	4,217	267
CROCS, Inc.*	29,367	756
Delta Apparel, Inc.*	1,723	29
G-III Apparel Group Ltd.*	5,728	198
Iconix Brand Group, Inc.*	25,205	610
Jones Group (The), Inc.	29,862	324
K-Swiss, Inc., Class A*	9,241	98
Maidenform Brands, Inc.*	7,806	216
Oxford Industries, Inc.	4,592	155
Perry Ellis International, Inc.*	4,527	114
Quiksilver, Inc.*	43,678	205
R.G. Barry Corp.	2,522	29
Skechers U.S.A., Inc., Class A*	13,022	189
Steven Madden Ltd.*	13,057	490
Timberland (The) Co., Class A*	13,733	590
True Religion Apparel, Inc.*	8,758	255
Unifi, Inc.*	5,004	69
Warnaco Group (The), Inc.*	15,197	794
Weyco Group, Inc.	2,699	66
Wolverine World Wide, Inc.	17,150	716

		6,751

Auto Manufacturers - 0.1%
Force Protection, Inc.*	26,114	130
Wabash National Corp.*	23,868	223

		353

Auto Parts & Equipment - 1.2%
Accuride Corp.*	14,125	178
American Axle & Manufacturing Holdings, Inc.*	23,073	263
Amerigon, Inc.*	7,784	135
Commercial Vehicle Group, Inc.*	10,038	142
Cooper Tire & Rubber Co.	21,493	425
Dana Holding Corp.*	50,492	924
Dorman Products, Inc.*	3,545	140
Douglas Dynamics, Inc.	6,641	105

EQUITY INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Auto Parts & Equipment - 1.2% continued
Exide Technologies*	27,549	$211
Fuel Systems Solutions, Inc.*	5,509	138
Meritor, Inc.*	32,819	526
Miller Industries, Inc.	4,379	82
Modine Manufacturing Co.*	15,780	243
Motorcar Parts of America, Inc.*	4,239	64
Spartan Motors, Inc.	11,284	61
Standard Motor Products, Inc.	6,533	100
Superior Industries International, Inc.	8,067	178
Tenneco, Inc.*	20,859	919
Titan International, Inc.	14,307	347
Tower International, Inc.*	2,111	37

		5,218

Banks - 5.5%
1st Source Corp.	5,349	111
1st United Bancorp, Inc.*	10,456	65
Alliance Financial Corp.	1,519	46
Ameris Bancorp*	7,581	67
Ames National Corp.	2,535	46
Arrow Financial Corp.	3,571	87
Bancfirst Corp.	2,346	91
Banco Latinoamericano de Comercio Exterior S.A., Class E	9,218	160
Bancorp (The), Inc.*	9,888	103
Bancorp Rhode Island, Inc.	1,279	58
BancorpSouth, Inc.	28,826	358
Bank of Kentucky Financial Corp.	1,970	44
Bank of Marin Bancorp	1,842	65
Bank of the Ozarks, Inc.	4,897	255
Banner Corp.	5,765	101
Boston Private Financial Holdings, Inc.	26,431	174
Bridge Bancorp, Inc.	2,679	57
Bridge Capital Holdings*	3,189	35
Bryn Mawr Bank Corp.	3,776	76
Camden National Corp.	2,886	95
Capital Bank Corp.*	5,006	17
Capital City Bank Group, Inc.	3,342	34
Cardinal Financial Corp.	9,579	105
Cascade Bancorp*	2,135	22
Cass Information Systems, Inc.	3,105	117
Cathay General Bancorp	26,813	439
Center Bancorp, Inc.	4,122	43
Center Financial Corp.*	11,763	75
Centerstate Banks, Inc.	9,636	67
Central Pacific Financial Corp.*	5,139	72
Century Bancorp, Inc., Class A	1,493	40
Chemical Financial Corp.	9,523	179
Citizens & Northern Corp.	4,118	62
City Holding Co.	5,068	167
CNB Financial Corp.	4,623	64
CoBiz Financial, Inc.	11,505	75
Columbia Banking System, Inc.	13,850	238
Community Bank System, Inc.	12,924	320
Community Trust Bancorp, Inc.	4,605	128
CVB Financial Corp.	31,009	287
Eagle Bancorp, Inc.*	5,270	70
Encore Bancshares, Inc.*	3,594	43
Enterprise Bancorp, Inc.	2,005	30
Enterprise Financial Services Corp.	5,581	76
Financial Institutions, Inc.	4,758	78
First Bancorp	4,871	50
First Bancorp, Inc.	3,325	49
First Busey Corp.	26,770	142
First Commonwealth Financial Corp.	35,086	201
First Community Bancshares, Inc.	5,791	81
First Financial Bancorp	20,140	336
First Financial Bankshares, Inc.	10,637	366
First Financial Corp.	3,748	123
First Interstate Bancsystem, Inc.	5,479	81
First Merchants Corp.	8,769	78
First Midwest Bancorp, Inc.	25,710	316
First of Long Island (The) Corp.	2,208	62
FirstMerit Corp.	37,658	622
FNB Corp.	43,672	452
Franklin Financial Corp.*	4,817	58
German American Bancorp, Inc.	4,758	79
Glacier Bancorp, Inc.	25,056	338
Great Southern Bancorp, Inc.	3,493	66
Hampton Roads Bankshares, Inc.*	3,434	34
Hancock Holding Co.	26,313	815
Hanmi Financial Corp.*	54,676	59
Heartland Financial USA, Inc.	4,859	71
Heritage Commerce Corp.*	7,421	38
Heritage Financial Corp.	4,572	59
Home Bancshares, Inc.	7,558	179
Hudson Valley Holding Corp.	4,937	95
IBERIABANK Corp.	9,356	539
Independent Bank Corp.	7,149	188

NORTHERN FUNDS QUARTERLY REPORT    59    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banks - 5.5% continued
International Bancshares Corp.	18,485	$309
Lakeland Bancorp, Inc.	7,071	71
Lakeland Financial Corp.	5,936	132
MainSource Financial Group, Inc.	7,177	60
MB Financial, Inc.	18,909	364
Merchants Bancshares, Inc.	1,731	42
Metro Bancorp, Inc.*	4,929	56
Midsouth Bancorp, Inc.	2,625	36
Nara Bancorp, Inc.*	12,429	101
National Bankshares, Inc.	2,550	64
National Penn Bancshares, Inc.	42,987	341
NBT Bancorp, Inc.	11,621	257
Old National Bancorp	32,424	350
OmniAmerican Bancorp, Inc.*	4,319	65
Oriental Financial Group, Inc.	15,508	200
Orrstown Financial Services, Inc.	2,166	57
Pacific Capital Bancorp N.A.*	1,500	48
Pacific Continental Corp.	6,790	62
PacWest Bancorp	10,320	212
Park National Corp.	4,468	294
Park Sterling Corp.*	9,992	50
Penns Woods Bancorp, Inc.	1,532	53
Peoples Bancorp, Inc.	3,829	43
Pinnacle Financial Partners, Inc.*	12,232	190
PrivateBancorp, Inc.	20,718	286
Prosperity Bancshares, Inc.	16,151	708
Renasant Corp.	8,746	127
Republic Bancorp, Inc., Class A	3,128	62
S&T Bancorp, Inc.	9,721	181
S.Y. Bancorp, Inc.	4,076	95
Sandy Spring Bancorp, Inc.	8,438	152
SCBT Financial Corp.	4,788	137
Seacoast Banking Corp.*	25,715	39
Sierra Bancorp	4,091	46
Signature Bank*	14,216	813
Simmons First National Corp., Class A	6,122	157
Southside Bancshares, Inc.	5,493	109
Southwest Bancorp, Inc.*	6,683	65
State Bancorp, Inc.	4,831	64
State Bank Financial Corp.*	10,957	179
StellarOne Corp.	7,492	91
Sterling Bancorp	10,753	102
Sterling Bancshares, Inc.	35,258	288
Sterling Financial Corp.*	9,351	150
Suffolk Bancorp	3,438	48
Sun Bancorp, Inc.*	13,329	49
Susquehanna Bancshares, Inc.	44,512	356
SVB Financial Group*	14,756	881
Taylor Capital Group, Inc.*	3,765	31
Texas Capital Bancshares, Inc.*	12,742	329
Tompkins Financial Corp.	2,794	110
Tower Bancorp, Inc.	3,809	104
TowneBank	8,162	109
Trico Bancshares	4,455	65
TrustCo Bank Corp. NY	25,277	124
Trustmark Corp.	22,369	524
UMB Financial Corp.	11,198	469
Umpqua Holdings Corp.	40,182	465
Union First Market Bankshares Corp.	7,060	86
United Bankshares, Inc.	15,041	368
United Community Banks, Inc.*	6,863	72
Univest Corp.	5,490	86
Virginia Commerce Bancorp, Inc.*	7,465	44
Walker & Dunlop, Inc.*	3,552	47
Washington Banking Co.	5,467	72
Washington Trust Bancorp, Inc.	4,922	113
Webster Financial Corp.	24,845	522
WesBanco, Inc.	7,825	154
West Bancorporation, Inc.	6,300	56
West Coast Bancorp*	6,933	116
Westamerica Bancorporation	9,979	491
Western Alliance Bancorp*	24,584	175
Wilshire Bancorp, Inc.*	19,897	59
Wintrust Financial Corp.	12,214	393

		24,345

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	2,802	251
Central European Distribution Corp.*	25,162	282
Coca-Cola Bottling Co. Consolidated	1,488	101
Craft Brewers Alliance, Inc.*	3,582	31
Farmer Bros. Co.	1,862	19
National Beverage Corp.	4,295	63
Peet’s Coffee & Tea, Inc.*	4,395	253
Primo Water Corp.*	4,231	61

		1,061

Biotechnology - 2.2%
Acorda Therapeutics, Inc.*	13,613	440

EQUITY INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology - 2.2% continued
Aegerion Pharmaceuticals, Inc.*	2,709	$43
Affymax, Inc.*	12,406	85
Alnylam Pharmaceuticals, Inc.*	12,448	117
AMAG Pharmaceuticals, Inc.*	6,951	131
Arena Pharmaceuticals, Inc.*	51,209	70
Ariad Pharmaceuticals, Inc.*	45,536	516
Arqule, Inc.*	18,744	117
BioCryst Pharmaceuticals, Inc.*	8,605	33
Biosante Pharmaceuticals, Inc.*	32,772	90
Biotime, Inc.*	9,474	49
Cambrex Corp.*	10,351	48
Cell Therapeutics, Inc.*	57,992	91
Celldex Therapeutics, Inc.*	15,515	55
Chelsea Therapeutics International Ltd.*	19,083	97
Cleveland Biolabs, Inc.*	8,299	28
Complete Genomics, Inc.*	3,452	53
Cubist Pharmaceuticals, Inc.*	20,662	744
Curis, Inc.*	25,901	93
Dynavax Technologies Corp.*	40,604	112
Emergent Biosolutions, Inc.*	8,392	189
Enzo Biochem, Inc.*	13,451	57
Enzon Pharmaceuticals, Inc.*	14,332	144
Exact Sciences Corp.*	18,028	155
Exelixis, Inc.*	44,414	398
Geron Corp.*	43,673	175
GTx, Inc.*	6,293	30
Halozyme Therapeutics, Inc.*	28,400	196
Harvard Bioscience, Inc.*	8,037	43
Immunogen, Inc.*	25,476	310
Immunomedics, Inc.*	20,830	85
Incyte Corp. Ltd.*	30,556	579
Inhibitex, Inc.*	22,186	87
Insmed, Inc.*	8,601	103
InterMune, Inc.*	16,878	605
Lexicon Pharmaceuticals, Inc.*	58,011	102
Ligand Pharmaceuticals, Inc.*	6,186	74
Maxygen, Inc.	11,448	63
Medicines (The) Co.*	18,629	307
Micromet, Inc.*	32,033	184
Momenta Pharmaceuticals, Inc.*	16,071	313
Novavax, Inc.*	31,640	64
NPS Pharmaceuticals, Inc.*	29,675	280
Nymox Pharmaceutical Corp.*	7,516	63
OncoGenex Pharmaceutical, Inc.*	3,408	58
Oncothyreon, Inc.*	14,409	132
Pacific Biosciences of California, Inc.*	11,777	138
PDL BioPharma, Inc.	48,743	286
Peregrine Pharmaceuticals, Inc.*	20,963	39
PharmAthene, Inc.*	12,369	36
RTI Biologics, Inc.*	18,634	50
Sangamo Biosciences, Inc.*	18,438	109
Seattle Genetics, Inc.*	33,271	683
Sequenom, Inc.*	34,586	261
Sunesis Pharmaceuticals, Inc.*	10,173	21
SuperGen, Inc.*	20,107	60
Transcept Pharmaceuticals, Inc.*	1,641	18
Trius Therapeutics, Inc.*	2,262	18
Vical, Inc.*	25,028	103
ZIOPHARM Oncology, Inc.*	20,178	123

		9,753

Building Materials - 0.8%
AAON, Inc.	6,390	140
Apogee Enterprises, Inc.	9,311	119
Broadwind Energy, Inc.*	33,265	48
Builders FirstSource, Inc.*	16,794	36
Comfort Systems USA, Inc.	12,581	133
Drew Industries, Inc.	6,839	169
Eagle Materials, Inc.	15,395	429
Gibraltar Industries, Inc.*	10,040	114
Interline Brands, Inc.*	11,600	213
Louisiana-Pacific Corp.*	45,656	372
LSI Industries, Inc.	6,910	55
NCI Building Systems, Inc.*	6,368	72
Quanex Building Products Corp.	13,275	218
Simpson Manufacturing Co., Inc.	14,391	430
Texas Industries, Inc.	7,883	328
Trex Co., Inc.*	5,357	131
Universal Forest Products, Inc.	6,998	168
USG Corp.*	24,709	354

		3,529

Chemicals - 1.9%
A. Schulman, Inc.	10,530	265
Aceto Corp.	8,399	56
American Vanguard Corp.	7,527	98
Arch Chemicals, Inc.	7,887	272
Balchem Corp.	10,039	439
Chemtura Corp.*	33,255	605

NORTHERN FUNDS QUARTERLY REPORT    61    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Chemicals - 1.9% continued
Codexis, Inc.*	8,609	$83
Ferro Corp.*	29,574	397
Georgia Gulf Corp.*	11,572	279
H.B. Fuller Co.	17,024	416
Hawkins, Inc.	2,831	103
Innophos Holdings, Inc.	7,386	360
Innospec, Inc.*	8,195	275
KMG Chemicals, Inc.	2,593	44
Kraton Performance Polymers, Inc.*	11,000	431
Landec Corp.*	10,387	69
Minerals Technologies, Inc.	6,353	421
NewMarket Corp.	3,109	531
Olin Corp.	27,627	626
OM Group, Inc.*	10,621	432
Omnova Solutions, Inc.*	15,461	108
PolyOne Corp.	32,548	504
Quaker Chemical Corp.	4,438	191
Sensient Technologies Corp.	17,220	638
Spartech Corp.*	10,863	66
Stepan Co.	2,816	200
TPC Group, Inc.*	4,590	180
Zep, Inc.	7,938	150
Zoltek Cos., Inc.*	9,419	99

		8,338

Coal - 0.3%
Cloud Peak Energy, Inc.*	20,936	446
Hallador Energy Co.	1,335	13
James River Coal Co.*	12,194	254
L&L Energy, Inc.*	9,234	47
Patriot Coal Corp.*	31,472	701
Westmoreland Coal Co.*	3,391	60

		1,521

Commercial Services - 6.3%
ABM Industries, Inc.	18,296	427
Acacia Research - Acacia Technologies*	14,748	541
Accretive Health, Inc.*	13,796	397
Advance America Cash Advance Centers, Inc.	18,552	128
Advisory Board (The) Co.*	5,459	316
Albany Molecular Research, Inc.*	6,458	31
American Public Education, Inc.*	6,013	268
American Reprographics Co.*	12,744	90
AMN Healthcare Services, Inc.*	14,104	117
Arbitron, Inc.	9,345	386
AVEO Pharmaceuticals, Inc.*	9,193	189
Avis Budget Group, Inc.*	36,201	619
Barrett Business Services, Inc.	2,193	31
Bridgepoint Education, Inc.*	6,358	159
Capella Education Co.*	5,431	227
Cardtronics, Inc.*	14,828	348
CBIZ, Inc.*	14,422	106
CDI Corp.	4,022	53
Cenveo, Inc.*	18,706	120
Chemed Corp.	7,379	483
Consolidated Graphics, Inc.*	3,233	178
Convergys Corp.*	36,269	495
Corinthian Colleges, Inc.*	25,648	109
Corporate Executive Board (The) Co.	12,015	524
Corvel Corp.*	2,280	107
CoStar Group, Inc.*	8,707	516
CRA International, Inc.*	3,757	102
Cross Country Healthcare, Inc.*	9,814	75
Deluxe Corp.	17,526	433
Dollar Financial Corp.*	15,175	329
Dollar Thrifty Automotive Group, Inc.*	9,974	735
Electro Rent Corp.	6,631	114
Essex Rental Corp.*	5,915	39
Euronet Worldwide, Inc.*	17,759	274
ExamWorks Group, Inc.*	9,320	237
ExlService Holdings, Inc.*	5,326	123
Forrester Research, Inc.	4,976	164
Franklin Covey Co.*	3,880	38
FTI Consulting, Inc.*	14,470	549
Geo Group (The), Inc.*	22,331	514
Global Cash Access Holdings, Inc.*	23,729	75
Grand Canyon Education, Inc.*	9,775	139
Great Lakes Dredge & Dock Corp.	19,844	111
H&E Equipment Services, Inc.*	10,250	143
Hackett Group (The), Inc.*	9,429	48
Healthcare Services Group, Inc.	23,059	375
Heartland Payment Systems, Inc.	13,396	276
Heidrick & Struggles International, Inc.	6,054	137
Hill International, Inc.*	8,874	51
Hillenbrand, Inc.	21,537	509
HMS Holdings Corp.*	9,703	746
Hudson Highland Group, Inc.*	11,429	61
Huron Consulting Group, Inc.*	7,670	232
ICF International, Inc.*	6,775	172

EQUITY INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Commercial Services - 6.3% continued
Insperity, Inc.	7,909	$234
Intersections, Inc.	3,125	57
K12, Inc.*	9,150	303
Kelly Services, Inc., Class A*	8,867	146
Kendle International, Inc.*	5,458	82
Kenexa Corp.*	8,955	215
Kforce, Inc.*	11,769	154
Korn/Ferry International*	16,417	361
Landauer, Inc.	3,229	199
Lincoln Educational Services Corp.	7,864	135
Live Nation Entertainment, Inc.*	48,093	552
Mac-Gray Corp.	3,866	60
MAXIMUS, Inc.	6,044	500
McGrath Rentcorp	8,543	240
Medifast, Inc.*	5,052	120
MoneyGram International, Inc.*	28,276	94
Monro Muffler Brake, Inc.	10,501	392
Multi-Color Corp.	3,766	93
National American University Holdings, Inc.	2,188	21
National Research Corp.	829	30
Navigant Consulting, Inc.*	18,246	191
Odyssey Marine Exploration, Inc.*	23,258	73
On Assignment, Inc.*	13,219	130
Parexel International Corp.*	20,432	481
PHH Corp.*	19,573	402
Pre-Paid Legal Services, Inc.*	2,457	163
PRGX Global Inc.*	6,764	48
Providence Service (The) Corp.*	4,061	51
Quad Graphics, Inc.	8,705	338
Rent-A-Center, Inc.	21,691	663
Resources Connection, Inc.	15,507	187
Rollins, Inc.	21,679	442
RPX Corp.*	3,276	92
RSC Holdings, Inc.*	23,337	279
Rural/Metro Corp.*	6,391	110
ServiceSource International, Inc.*	3,457	77
SFN Group, Inc.*	17,273	157
Sotheby’s	23,302	1,014
Standard Parking Corp.*	5,162	82
Steiner Leisure Ltd.*	5,326	243
Stewart Enterprises, Inc., Class A	26,372	193
Strayer Education, Inc.	4,226	534
SuccessFactors, Inc.*	27,254	801
Swisher Hygiene, Inc.*	29,205	164
Team Health Holdings, Inc.*	9,137	206
Team, Inc.*	6,729	162
TeleTech Holdings, Inc.*	8,734	184
TMS International Corp.*	4,438	58
TNS, Inc.*	8,916	148
Transcend Services, Inc.*	2,781	82
TrueBlue, Inc.*	15,720	228
United Rentals, Inc.*	21,545	547
Universal Technical Institute, Inc.*	7,414	147
Valassis Communications, Inc.*	16,961	514
Viad Corp.	6,904	154
Wright Express Corp.*	13,376	697
Zipcar, Inc.*	3,548	72

		27,868

Computers - 2.3%
3D Systems Corp.*	14,461	285
Agilysys, Inc.*	5,484	46
CACI International, Inc., Class A*	10,483	661
CIBER, Inc.*	21,796	121
Computer Task Group, Inc.*	5,549	73
Cray, Inc.*	12,057	77
Digimarc Corp.*	2,054	72
Dot Hill Systems Corp.*	19,887	56
Dynamics Research Corp.*	3,155	43
Echelon Corp.*	11,388	103
Electronics for Imaging, Inc.*	16,205	279
iGate Corp.	10,642	174
Imation Corp.*	10,363	98
Immersion Corp.*	10,027	85
Insight Enterprises, Inc.*	15,747	279
Integral Systems, Inc.*	5,085	62
Jack Henry & Associates, Inc.	29,716	892
Keyw Holding (The) Corp.*	6,370	79
LivePerson, Inc.*	18,244	258
Magma Design Automation, Inc.*	22,606	181
Manhattan Associates, Inc.*	7,293	251
Maxwell Technologies, Inc.*	9,794	159
Mentor Graphics Corp.*	33,245	426
Mercury Computer Systems, Inc.*	10,564	197
MTS Systems Corp.	5,355	224
NCI, Inc., Class A*	2,573	58
Ness Technologies, Inc.*	11,668	88
Netscout Systems, Inc.*	12,870	269
OCZ Technology Group, Inc.*	17,817	142

NORTHERN FUNDS QUARTERLY REPORT    63    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Computers - 2.3% continued
Quantum Corp.*	76,294	$252
Radiant Systems, Inc.*	13,906	291
Radisys Corp.*	6,335	46
RealD, Inc.*	13,434	314
Rimage Corp.	3,513	47
Silicon Graphics International Corp.*	10,684	184
SMART Modular Technologies WWH, Inc.*	22,485	206
Spansion, Inc., Class A*	17,296	333
SRA International, Inc., Class A*	15,676	485
STEC, Inc.*	14,127	240
Stratasys, Inc.*	7,090	239
Stream Global Services, Inc.*	2,308	8
Super Micro Computer, Inc.*	9,362	151
SYKES Enterprises, Inc.*	14,504	312
Synaptics, Inc.*	11,949	308
Syntel, Inc.	5,290	313
Unisys Corp.*	15,124	389
Virtusa Corp.*	5,201	99
Wave Systems Corp., Class A*	28,125	79
Xyratex Ltd.*	10,350	106

		10,140

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	8,172	237
Inter Parfums, Inc.	5,868	135
Revlon, Inc., Class A*	4,100	69

		441

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	15,780	360
Brightpoint, Inc.*	24,491	199
Core-Mark Holding Co., Inc.*	3,967	142
Houston Wire & Cable Co.	6,166	96
MWI Veterinary Supply, Inc.*	4,379	354
Owens & Minor, Inc.	21,951	757
Pool Corp.	16,543	493
Rentrak Corp.*	3,109	55
Scansource, Inc.*	9,109	341
School Specialty, Inc.*	5,543	80
Titan Machinery, Inc.*	5,361	154
United Stationers, Inc.	15,874	563
Watsco, Inc.	9,697	659

		4,253

Diversified Financial Services - 1.8%
Artio Global Investors, Inc.	10,902	123
BGC Partners, Inc., Class A	26,136	202
Calamos Asset Management, Inc., Class A	6,690	97
CIFC Deerfield Corp.*	4,227	29
Cohen & Steers, Inc.	6,333	210
Cowen Group, Inc., Class A*	24,368	92
Credit Acceptance Corp.*	2,284	193
Diamond Hill Investment Group, Inc.	853	69
Doral Financial Corp.*	44,334	87
Duff & Phelps Corp., Class A	10,774	138
Edelman Financial Group, Inc.	7,941	63
Encore Capital Group, Inc.*	5,550	170
Epoch Holding Corp.	5,295	94
Evercore Partners, Inc., Class A	6,782	226
FBR & Co.*	18,592	63
Federal Agricultural Mortgage Corp., Class C	3,630	80
Financial Engines, Inc.*	13,188	342
First Marblehead (The) Corp.*	16,389	29
FXCM, Inc., Class A	5,862	58
Gain Capital Holdings, Inc.*	3,640	25
GAMCO Investors, Inc., Class A	2,264	105
GFI Group, Inc.	25,683	118
Gleacher & Co., Inc.*	27,173	55
Higher One Holdings, Inc.*	10,548	200
Imperial Holdings, Inc.*	6,012	61
Intl. FCStone, Inc.*	4,898	119
Investment Technology Group, Inc.*	14,112	198
JMP Group, Inc.	4,427	31
KBW, Inc.	12,727	238
Knight Capital Group, Inc., Class A*	34,261	378
Ladenburg Thalmann Financial Services, Inc.*	25,132	35
MarketAxess Holdings, Inc.	9,663	242
Marlin Business Services Corp.*	3,659	46
Medley Capital Corp.	3,656	43
MF Global Holdings Ltd.*	56,530	438
National Financial Partners Corp.*	15,664	181
Nelnet, Inc., Class A	8,921	197
Netspend Holdings, Inc.*	10,401	104
NewStar Financial, Inc.*	10,064	107
Nicholas Financial, Inc.*	3,302	39
Ocwen Financial Corp.*	25,667	327
Oppenheimer Holdings, Inc., Class A	3,539	100
optionsXpress Holdings, Inc.	14,231	237

EQUITY INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Diversified Financial Services - 1.8% continued
Piper Jaffray Cos.*	5,641	$163
Portfolio Recovery Associates, Inc.*	5,940	504
Pzena Investment Management, Inc., Class A	1,914	11
SeaCube Container Leasing Ltd.	3,556	61
Stifel Financial Corp.*	18,516	664
SWS Group, Inc.	10,715	64
Virtus Investment Partners, Inc.*	1,921	117
Westwood Holdings Group, Inc.	2,354	90
World Acceptance Corp.*	5,375	352

		8,015

Electric - 1.9%
Allete, Inc.	11,053	454
Ameresco, Inc., Class A*	6,168	87
Atlantic Power Corp.	23,537	358
Avista Corp.	19,830	509
Black Hills Corp.	13,400	403
Central Vermont Public Service Corp.	4,684	169
CH Energy Group, Inc.	5,382	287
Cleco Corp.	20,964	731
Dynegy, Inc.*	36,407	225
El Paso Electric Co.	14,476	468
Empire District Electric (The) Co.	14,083	271
EnerNOC, Inc.*	8,050	127
IDACORP, Inc.	17,055	674
MGE Energy, Inc.	7,873	319
NorthWestern Corp.	12,585	417
Ormat Technologies, Inc.	6,250	138
Otter Tail Corp.	12,731	269
Pike Electric Corp.*	6,157	54
PNM Resources, Inc.	29,765	498
Portland General Electric Co.	25,978	657
UIL Holdings Corp.	17,539	567
Unisource Energy Corp.	12,639	472
Unitil Corp.	3,799	100

		8,254

Electrical Components & Equipment - 1.1%
A123 Systems, Inc.*	30,634	163
Active Power, Inc.*	27,811	68
Acuity Brands, Inc.	14,867	829
Advanced Energy Industries, Inc.*	15,059	223
American Superconductor Corp.*	15,325	138
Belden, Inc.	16,379	571
Capstone Turbine Corp.*	81,846	125
Coleman Cable, Inc.*	2,492	37
Encore Wire Corp.	6,341	154
Ener1, Inc.*	21,367	23
EnerSys*	17,318	596
Generac Holdings, Inc.*	8,639	168
Graham Corp.	3,568	73
Insteel Industries, Inc.	6,337	79
Littelfuse, Inc.	7,832	460
Powell Industries, Inc.*	2,992	109
Power-One, Inc.*	23,776	193
PowerSecure International, Inc.*	6,725	48
Satcon Technology Corp.*	29,851	71
Universal Display Corp.*	13,268	466
Valence Technology, Inc.*	23,585	28
Vicor Corp.	6,917	112

		4,734

Electronics - 2.2%
American Science & Engineering, Inc.	3,207	257
Analogic Corp.	4,389	231
Badger Meter, Inc.	5,053	187
Bel Fuse, Inc., Class B	3,984	86
Benchmark Electronics, Inc.*	21,086	348
Brady Corp., Class A	16,128	517
Checkpoint Systems, Inc.*	13,784	246
Coherent, Inc.*	8,602	475
CTS Corp.	11,576	112
Cymer, Inc.*	10,508	520
Daktronics, Inc.	12,164	131
DDi Corp.	5,775	55
Electro Scientific Industries, Inc.*	7,830	151
FARO Technologies, Inc.*	5,451	239
FEI Co.*	13,342	510
Fluidigm Corp.*	2,290	38
Identive Group, Inc.*	13,756	32
II-VI, Inc.*	17,914	459
Kemet Corp.*	15,268	218
L-1 Identity Solutions, Inc.*	26,232	308
LeCroy Corp.*	5,688	69
Measurement Specialties, Inc.*	4,959	177
Methode Electronics, Inc.	12,499	145
Microvision, Inc.*	39,859	49
Multi-Fineline Electronix, Inc.*	3,428	74
Newport Corp.*	13,007	236
NVE Corp.*	1,610	94

NORTHERN FUNDS QUARTERLY REPORT    65    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Electronics - 2.2% continued
OSI Systems, Inc.*	6,584	$283
Park Electrochemical Corp.	7,004	196
Plexus Corp.*	12,982	452
Pulse Electronics Corp.	14,834	66
Rofin-Sinar Technologies, Inc.*	9,782	334
Rogers Corp.*	5,460	252
Sanmina-SCI Corp.*	27,178	281
SRS Labs, Inc.*	3,508	34
Stoneridge, Inc.*	9,222	136
Taser International, Inc.*	20,683	94
TTM Technologies, Inc.*	17,942	287
Viasystems Group, Inc.*	1,321	30
Vishay Precision Group, Inc.*	4,275	72
Watts Water Technologies, Inc., Class A	10,156	360
Woodward, Inc.	21,232	740
X-Rite, Inc.*	10,129	50
Zagg, Inc.*	6,898	92
Zygo Corp.*	6,324	84

		9,807

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	6,058	170
Clean Energy Fuels Corp.*	17,114	225
FuelCell Energy, Inc.*	48,241	63
FutureFuel Corp.	6,521	79
Gevo, Inc.*	1,881	30
Green Plains Renewable Energy, Inc.*	6,737	73
Headwaters, Inc.*	21,472	67
REX American Resources Corp.*	1,981	33
Solazyme, Inc.*	3,719	85
Syntroleum Corp.*	24,304	36

		861

Engineering & Construction - 0.7%
Argan, Inc.*	3,345	34
Dycom Industries, Inc.*	12,240	200
EMCOR Group, Inc.*	23,115	678
Exponent, Inc.*	4,746	206
Granite Construction, Inc.	13,387	328
Insituform Technologies, Inc., Class A*	14,034	294
Layne Christensen Co.*	6,624	201
MasTec, Inc.*	19,568	386
Michael Baker Corp.*	2,902	61
Mistras Group, Inc.*	5,120	83
MYR Group, Inc.*	6,944	162
Orion Marine Group, Inc.*	9,232	87
Sterling Construction Co., Inc.*	5,726	79
Tutor Perini Corp.	10,830	208
VSE Corp.	1,511	38

		3,045

Entertainment - 0.9%
Ascent Media Corp., Class A*	4,878	258
Churchill Downs, Inc.	4,365	197
Cinemark Holdings, Inc.	32,072	664
International Speedway Corp., Class A	10,243	291
Isle of Capri Casinos, Inc.*	7,052	62
Lions Gate Entertainment Corp.*	15,724	104
Multimedia Games Holding Co., Inc.*	10,548	48
National CineMedia, Inc.	18,956	321
Pinnacle Entertainment, Inc.*	21,070	314
Scientific Games Corp., Class A*	20,173	209
Shuffle Master, Inc.*	18,568	174
Six Flags Entertainment Corp.	14,400	539
Speedway Motorsports, Inc.	3,737	53
Vail Resorts, Inc.	12,383	572
Warner Music Group Corp.*	20,018	165

		3,971

Environmental Control - 0.8%
Calgon Carbon Corp.*	19,437	331
Casella Waste Systems, Inc., Class A*	9,066	55
Clean Harbors, Inc.*	8,035	830
Darling International, Inc.*	40,247	712
Energy Recovery, Inc.*	17,752	58
EnergySolutions, Inc.	29,153	144
Fuel Tech, Inc.*	6,486	43
Heckmann Corp.*	32,641	197
Heritage-Crystal Clean, Inc.*	1,572	30
Metalico, Inc.*	13,459	79
Met-Pro Corp.	4,827	55
Mine Safety Appliances Co.	9,179	343
Rentech, Inc.*	71,117	75
Tetra Tech, Inc.*	21,824	491
TRC Cos., Inc.*	6,078	38
US Ecology, Inc.	6,345	109
WCA Waste Corp.*	5,644	33

		3,623

Food - 1.8%
Arden Group, Inc., Class A	362	33

EQUITY INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Food - 1.8% continued
B&G Foods, Inc.	16,804	$346
Calavo Growers, Inc.	4,000	84
Cal-Maine Foods, Inc.	5,005	160
Chiquita Brands International, Inc.*	16,097	210
Diamond Foods, Inc.	7,669	585
Dole Food Co., Inc.*	12,660	171
Fresh Del Monte Produce, Inc.	12,510	334
Fresh Market (The), Inc.*	9,717	376
Hain Celestial Group (The), Inc.*	12,254	409
Imperial Sugar Co.	4,504	90
Ingles Markets, Inc., Class A	4,344	72
J & J Snack Foods Corp.	5,066	253
Lancaster Colony Corp.	6,377	388
Lifeway Foods, Inc.*	1,174	13
M&F Worldwide Corp.*	3,748	97
Nash Finch Co.	4,034	144
Pilgrim’s Pride Corp.*	16,457	89
Ruddick Corp.	16,960	738
Sanderson Farms, Inc.	7,683	367
Seaboard Corp.	110	266
Seneca Foods Corp., Class A*	3,056	78
Senomyx, Inc.*	12,372	64
Smart Balance, Inc.*	21,835	113
Snyders-Lance, Inc.	16,227	351
Spartan Stores, Inc.	8,130	159
Tootsie Roll Industries, Inc.	8,021	235
TreeHouse Foods, Inc.*	12,162	664
United Natural Foods, Inc.*	16,612	709
Village Super Market, Inc., Class A	2,160	60
Weis Markets, Inc.	3,755	153
Winn-Dixie Stores, Inc.*	19,870	168

		7,979

Forest Products & Paper - 0.5%
Boise, Inc.	35,937	280
Buckeye Technologies, Inc.	13,538	365
Clearwater Paper Corp.*	3,925	268
Deltic Timber Corp.	3,602	193
KapStone Paper and Packaging Corp.*	13,894	230
Neenah Paper, Inc.	5,300	113
P.H. Glatfelter Co.	16,309	251
Schweitzer-Mauduit International, Inc.	6,037	339
Verso Paper Corp.*	5,017	14
Wausau Paper Corp.	16,153	109
Xerium Technologies, Inc.*	3,830	71

		2,233

Gas - 1.1%
Chesapeake Utilities Corp.	3,164	127
Laclede Group (The), Inc.	7,730	292
New Jersey Resources Corp.	14,295	638
Nicor, Inc.	15,724	861
Northwest Natural Gas Co.	9,054	408
Piedmont Natural Gas Co., Inc.	24,819	751
South Jersey Industries, Inc.	10,370	563
Southwest Gas Corp.	15,843	612
WGL Holdings, Inc.	17,764	684

		4,936

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	7,885	370

Healthcare - Products - 3.6%
Abaxis, Inc.*	7,608	207
ABIOMED, Inc.*	10,590	171
Accuray, Inc.*	23,696	190
Affymetrix, Inc.*	23,482	186
Align Technology, Inc.*	21,161	482
Alphatec Holdings, Inc.*	18,908	66
Angiodynamics, Inc.*	8,366	119
Arthrocare Corp.*	9,372	314
AtriCure, Inc.*	4,855	63
Atrion Corp.	577	114
Bacterin International Holdings, Inc.*	7,888	22
Biolase Technology, Inc.*	9,883	51
BioMimetic Therapeutics, Inc.*	6,507	33
Caliper Life Sciences, Inc.*	17,095	139
Cantel Medical Corp.	4,745	128
CardioNet, Inc.*	9,472	50
Cardiovascular Systems, Inc.*	4,605	67
Cepheid, Inc.*	21,307	738
Cerus Corp.*	15,175	45
Chindex International, Inc.*	4,476	61
Columbia Laboratories, Inc.*	25,434	79
Conceptus, Inc.*	10,555	123
CONMED Corp.*	9,796	279
CryoLife, Inc.*	10,707	60
Cyberonics, Inc.*	9,601	268
Cynosure, Inc., Class A*	2,894	35
Delcath Systems, Inc.*	14,528	75

NORTHERN FUNDS QUARTERLY REPORT    67    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Healthcare - Products - 3.6% continued
DexCom, Inc.*	22,746	$330
Endologix, Inc.*	17,262	160
Exactech, Inc.*	2,883	52
Female Health (The) Co.	5,713	28
Genomic Health, Inc.*	5,872	164
Greatbatch, Inc.*	7,883	211
Haemonetics Corp.*	8,836	569
Hanger Orthopedic Group, Inc.*	11,548	283
Hansen Medical, Inc.*	16,004	55
HeartWare International, Inc.*	4,131	306
ICU Medical, Inc.*	4,338	189
Immucor, Inc.*	20,875	426
Insulet Corp.*	15,876	352
Integra LifeSciences Holdings Corp.*	7,241	346
Invacare Corp.	9,975	331
IRIS International, Inc.*	6,683	67
Kensey Nash Corp.*	3,047	77
Luminex Corp.*	13,293	278
MAKO Surgical Corp.*	11,033	328
Masimo Corp.	18,122	538
Medical Action Industries, Inc.*	5,412	44
Medtox Scientific, Inc.	2,566	45
Merge Healthcare, Inc.*	16,817	87
Meridian Bioscience, Inc.	13,897	335
Merit Medical Systems, Inc.*	12,721	229
Natus Medical, Inc.*	10,262	155
Neoprobe Corp.*	30,647	102
NuVasive, Inc.*	13,738	452
NxStage Medical, Inc.*	15,401	321
OraSure Technologies, Inc.*	15,839	135
Orthofix International N.V.*	6,360	270
Palomar Medical Technologies, Inc.*	5,975	67
PSS World Medical, Inc.*	19,349	542
Quidel Corp.*	9,876	150
Rockwell Medical Technologies, Inc.*	5,565	71
Solta Medical, Inc.*	21,670	60
SonoSite, Inc.*	4,780	168
Spectranetics Corp.*	11,961	74
Staar Surgical Co.*	11,392	60
Stereotaxis, Inc.*	16,244	57
STERIS Corp.	20,476	716
SurModics, Inc.*	4,837	54
Symmetry Medical, Inc.*	12,895	116
Synergetics USA, Inc.*	7,759	43
Synovis Life Technologies, Inc.*	4,169	73
Tornier N.V.*	3,661	99
Unilife Corp.*	20,676	107
Uroplasty, Inc.*	7,184	54
Vascular Solutions, Inc.*	5,369	67
Volcano Corp.*	17,982	581
West Pharmaceutical Services, Inc.	11,381	498
Wright Medical Group, Inc.*	13,059	196
Young Innovations, Inc.	1,964	56
Zoll Medical Corp.*	7,586	430

		15,769

Healthcare - Services - 1.9%
Air Methods Corp.*	4,003	299
Alliance HealthCare Services, Inc.*	9,445	36
Almost Family, Inc.*	2,704	74
Amedisys, Inc.*	10,420	278
American Dental Partners, Inc.*	5,506	71
Amsurg Corp.*	11,071	289
Assisted Living Concepts, Inc., Class A	6,462	108
Bio-Reference Labs, Inc.*	8,762	183
Capital Senior Living Corp.*	9,502	88
Centene Corp.*	17,193	611
Continucare Corp.*	8,676	54
Emeritus Corp.*	10,501	223
Ensign Group (The), Inc.	5,603	170
Five Star Quality Care, Inc.*	10,209	59
Gentiva Health Services, Inc.*	10,925	228
Healthsouth Corp.*	32,764	860
Healthspring, Inc.*	23,333	1,076
Healthways, Inc.*	11,521	175
IPC The Hospitalist Co., Inc.*	5,624	261
Kindred Healthcare, Inc.*	18,008	387
LHC Group, Inc.*	5,550	128
Magellan Health Services, Inc.*	11,015	603
Medcath Corp.*	7,177	98
Metropolitan Health Networks, Inc.*	12,801	61
Molina Healthcare, Inc.*	9,628	261
National Healthcare Corp.	3,498	173
Neostem, Inc.*	17,832	26
RadNet, Inc.*	10,465	46
Select Medical Holdings Corp.*	15,325	136
Skilled Healthcare Group, Inc., Class A*	6,609	63
Sun Healthcare Group, Inc.*	8,506	68
Sunrise Senior Living, Inc.*	20,601	196

EQUITY INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Healthcare - Services - 1.9% continued
Triple-S Management Corp., Class B*	7,164	$156
U.S. Physical Therapy, Inc.	4,227	105
WellCare Health Plans, Inc.*	14,658	754

		8,404

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	13,925	230
Harbinger Group, Inc.*	2,123	13
Primoris Services Corp.	9,253	119

		362

Home Builders - 0.4%
Beazer Homes USA, Inc.*	25,267	86
Cavco Industries, Inc.*	2,230	100
Hovnanian Enterprises, Inc., Class A*	21,522	52
KB Home	26,668	261
M/I Homes, Inc.*	6,231	76
MDC Holdings, Inc.	12,979	320
Meritage Homes Corp.*	9,694	219
Ryland Group (The), Inc.	15,656	259
Skyline Corp.	2,597	45
Standard Pacific Corp.*	35,405	118
Winnebago Industries, Inc.*	9,942	96

		1,632

Home Furnishings - 0.4%
American Woodmark Corp.	3,363	58
Audiovox Corp., Class A*	6,453	49
DTS, Inc.*	5,961	242
Ethan Allen Interiors, Inc.	8,483	180
Furniture Brands International, Inc.*	16,088	67
Kimball International, Inc., Class B	10,911	70
La-Z-Boy, Inc.*	17,827	176
Sealy Corp.*	17,673	45
Select Comfort Corp.*	18,815	338
TiVo, Inc.*	41,221	424
Universal Electronics, Inc.*	5,293	134

		1,783

Household Products/Wares - 0.5%
A.T. Cross Co., Class A*	3,316	38
ACCO Brands Corp.*	18,292	143
American Greetings Corp., Class A	14,127	340
Blyth, Inc.	1,933	97
Central Garden and Pet Co., Class A*	16,318	166
CSS Industries, Inc.	2,947	62
Ennis, Inc.	9,188	160
Helen of Troy Ltd.*	10,604	366
Oil-Dri Corp. of America	1,562	33
Prestige Brands Holdings, Inc.*	17,435	224
Spectrum Brands Holdings, Inc.*	5,713	183
Summer Infant, Inc.*	4,871	39
WD-40 Co.	5,964	233

		2,084

Housewares - 0.0%
Libbey, Inc.*	6,841	111
Lifetime Brands, Inc.	3,393	40

		151

Insurance - 2.5%
Alterra Capital Holdings Ltd.	31,448	701
American Equity Investment Life Holding Co.	20,135	256
American Safety Insurance Holdings Ltd.*	3,259	62
AMERISAFE, Inc.*	6,647	150
Amtrust Financial Services, Inc.	8,310	189
Argo Group International Holdings Ltd.	9,422	280
Baldwin & Lyons, Inc., Class B	2,992	69
Citizens, Inc.*	12,985	88
CNO Financial Group, Inc.*	77,225	611
Crawford & Co., Class B	8,149	58
Delphi Financial Group, Inc., Class A	16,740	489
Donegal Group, Inc., Class A	3,114	40
eHealth, Inc.*	7,623	102
EMC Insurance Group, Inc.	1,400	27
Employers Holdings, Inc.	13,570	228
Enstar Group Ltd.*	2,380	249
FBL Financial Group, Inc., Class A	4,422	142
First American Financial Corp.	36,347	569
Flagstone Reinsurance Holdings S.A.	17,383	146
Fortegra Financial Corp.*	1,168	9
FPIC Insurance Group, Inc.*	2,857	119
Global Indemnity PLC*	4,387	97
Greenlight Capital Re Ltd., Class A*	9,850	259
Hallmark Financial Services, Inc.*	3,705	29
Harleysville Group, Inc.	4,279	133
Hilltop Holdings, Inc.*	14,054	124
Horace Mann Educators Corp.	14,076	220
Independence Holding Co.	2,715	28
Infinity Property & Casualty Corp.	4,187	229
Kansas City Life Insurance Co.	1,426	44
Maiden Holdings Ltd.	17,539	160

NORTHERN FUNDS QUARTERLY REPORT    69    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Insurance - 2.5% continued
Meadowbrook Insurance Group, Inc.	17,728	$176
MGIC Investment Corp.*	64,882	386
Montpelier Re Holdings Ltd.	21,335	384
National Interstate Corp.	2,476	57
National Western Life Insurance Co., Class A	722	115
Navigators Group (The), Inc.*	4,676	220
OneBeacon Insurance Group Ltd., Class A	7,774	104
Phoenix (The) Cos., Inc.*	38,653	95
Platinum Underwriters Holdings Ltd.	12,711	422
PMI Group (The), Inc.*	47,574	51
Presidential Life Corp.	6,914	72
Primerica, Inc.	11,956	263
Primus Guaranty Ltd.*	8,788	46
ProAssurance Corp.*	10,470	733
Radian Group, Inc.	46,346	196
RLI Corp.	6,326	392
Safety Insurance Group, Inc.	4,332	182
SeaBright Holdings, Inc.	7,767	77
Selective Insurance Group, Inc.	18,292	298
State Auto Financial Corp.	4,911	86
Stewart Information Services Corp.	6,071	61
Symetra Financial Corp.	23,674	318
Tower Group, Inc.	12,576	300
United Fire & Casualty Co.	7,489	130
Universal American Corp.	10,833	119
Universal Insurance Holdings, Inc.	6,698	31

		11,221

Internet - 2.8%
1-800-Flowers.com, Inc., Class A*	10,412	32
AboveNet, Inc.	8,019	565
Active Network (The), Inc.*	4,283	75
Ancestry.com, Inc.*	10,932	453
Archipelago Learning, Inc.*	4,908	48
Blue Coat Systems, Inc.*	15,038	329
Blue Nile, Inc.*	4,559	201
Boingo Wireless, Inc.*	2,077	19
BroadSoft, Inc.*	7,775	296
Cogent Communications Group, Inc.*	15,502	264
comScore, Inc.*	11,044	286
Constant Contact, Inc.*	9,924	252
DealerTrack Holdings, Inc.*	14,012	322
Dice Holdings, Inc.*	16,714	226
Digital River, Inc.*	13,648	439
Earthlink, Inc.	38,748	298
ePlus, Inc.*	1,323	35
eResearch Technology, Inc.*	16,980	108
Global Sources Ltd.*	4,067	37
HealthStream, Inc.*	5,305	70
ICG Group, Inc.*	12,360	151
Infospace, Inc.*	12,716	116
interCLICK, Inc.*	7,126	57
Internap Network Services Corp.*	17,919	132
IntraLinks Holdings, Inc.*	11,056	191
j2 Global Communications, Inc.*	15,911	449
Keynote Systems, Inc.	4,592	99
KIT Digital, Inc.*	12,286	147
Limelight Networks, Inc.*	23,714	108
Lionbridge Technologies, Inc.*	20,493	65
Liquidity Services, Inc.*	6,466	153
LoopNet, Inc.*	5,656	104
Mediamind Technologies, Inc.*	2,781	61
ModusLink Global Solutions, Inc.	14,851	67
Move, Inc.*	54,352	119
NIC, Inc.	22,150	298
Nutrisystem, Inc.	9,540	134
OpenTable, Inc.*	8,122	675
Openwave Systems, Inc.*	30,728	70
Orbitz Worldwide, Inc.*	5,235	13
Overstock.com, Inc.*	4,083	62
Perficient, Inc.*	8,525	88
Quepasa Corp.*	2,441	18
QuinStreet, Inc.*	9,599	125
ReachLocal, Inc.*	3,501	73
RealNetworks, Inc.*	27,781	94
Responsys, Inc.*	3,322	59
S1 Corp.*	19,359	145
Saba Software, Inc.*	9,189	83
Safeguard Scientifics, Inc.*	7,172	135
Sapient Corp.*	37,726	567
Shutterfly, Inc.*	10,280	590
Sourcefire, Inc.*	9,819	292
SPS Commerce, Inc.*	2,917	52
Stamps.com, Inc.	3,527	47
support.com, Inc.*	15,582	75
TechTarget, Inc.*	4,576	35
TeleCommunication Systems, Inc., Class A*	17,023	82
Towerstream Corp.*	11,780	59

EQUITY INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Internet - 2.8% continued
Travelzoo, Inc.*	1,917	$124
United Online, Inc.	29,479	178
US Auto Parts Network, Inc.*	4,667	36
ValueClick, Inc.*	27,606	458
VASCO Data Security International, Inc.*	8,823	110
VirnetX Holding Corp.*	14,031	406
Vocus, Inc.*	6,214	190
Web.com Group, Inc.*	10,073	124
Websense, Inc.*	13,713	356
XO Group, Inc.*	11,499	114
Zix Corp.*	21,169	81

		12,422

Investment Companies - 0.8%
Apollo Investment Corp.	67,693	691
Arlington Asset Investment Corp., Class A	2,247	70
BlackRock Kelso Capital Corp.	24,999	224
Capital Southwest Corp.	957	88
Fifth Street Finance Corp.	22,982	267
Gladstone Capital Corp.	6,786	63
Gladstone Investment Corp.	7,785	56
Golub Capital BDC, Inc.	3,509	52
Harris & Harris Group, Inc.*	10,489	54
Hercules Technology Growth Capital, Inc.	14,950	157
Kohlberg Capital Corp.	6,656	53
Main Street Capital Corp.	7,210	137
MCG Capital Corp.	27,596	168
Medallion Financial Corp.	5,308	52
MVC Capital, Inc.	8,074	107
New Mountain Finance Corp.*	2,553	32
NGP Capital Resources Co.	7,157	59
PennantPark Investment Corp.	15,955	179
Prospect Capital Corp.	33,051	334
Solar Capital Ltd.	12,549	310
Solar Senior Capital Ltd.	2,487	45
THL Credit, Inc.	3,726	48
TICC Capital Corp.	11,153	107
Triangle Capital Corp.	6,395	118

		3,471

Iron/Steel - 0.0%
Metals USA Holdings Corp.*	4,073	61
Shiloh Industries, Inc.	1,537	17
Universal Stainless & Alloy*	2,510	117

		195

Leisure Time - 0.4%
Ambassadors Group, Inc.	6,540	58
Arctic Cat, Inc.*	4,458	60
Black Diamond, Inc.*	4,705	37
Brunswick Corp.	30,757	627
Callaway Golf Co.	23,002	143
Interval Leisure Group, Inc.*	13,414	183
Johnson Outdoors, Inc., Class A*	1,267	22
Life Time Fitness, Inc.*	14,628	584
Marine Products Corp.*	2,500	17
Town Sports International Holdings, Inc.*	7,187	55

		1,786

Lodging - 0.3%
Ameristar Casinos, Inc.	11,150	264
Boyd Gaming Corp.*	18,868	164
Gaylord Entertainment Co.*	12,395	372
Marcus (The) Corp.	7,817	77
Monarch Casino & Resort, Inc.*	2,782	29
Morgans Hotel Group Co.*	7,036	51
Orient-Express Hotels Ltd., Class A*	33,091	356
Red Lion Hotels Corp.*	4,160	33

		1,346

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	6,758	250

Machinery - Diversified - 1.5%
Alamo Group, Inc.	2,047	48
Albany International Corp., Class A	9,741	257
Altra Holdings, Inc.*	9,542	229
Applied Industrial Technologies, Inc.	14,618	521
Briggs & Stratton Corp.	17,723	352
Cascade Corp.	3,278	156
Chart Industries, Inc.*	10,135	547
Cognex Corp.	14,298	507
Columbus McKinnon Corp.*	6,268	113
DXP Enterprises, Inc.*	2,964	75
Flow International Corp.*	16,679	59
Gerber Scientific, Inc.*	8,869	99
Global Power Equipment Group, Inc.*	5,471	145
Gorman-Rupp (The) Co.	5,261	173
Hurco Cos., Inc.*	2,247	72
Intermec, Inc.*	20,639	228
Intevac, Inc.*	8,520	87
iRobot Corp.*	8,178	289
Kadant, Inc.*	4,470	141

NORTHERN FUNDS QUARTERLY REPORT    71    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Machinery - Diversified - 1.5% continued
Lindsay Corp.	4,265	$293
Middleby Corp.*	6,466	608
NACCO Industries, Inc., Class A	1,973	191
Robbins & Myers, Inc.	13,591	718
Sauer-Danfoss, Inc.*	3,941	199
Tecumseh Products Co., Class A*	5,912	60
Tennant Co.	6,711	268
Twin Disc, Inc.	2,999	116

		6,551

Media - 0.8%
AH Belo Corp., Class A	6,556	49
Belo Corp., Class A*	31,648	238
Cambium Learning Group, Inc.*	4,558	15
Central European Media Enterprises Ltd., Class A*	12,731	251
Courier Corp.	3,419	38
Crown Media Holdings, Inc., Class A*	8,182	16
Cumulus Media, Inc., Class A*	6,013	21
Demand Media, Inc.*	2,573	35
DG FastChannel, Inc.*	9,445	303
Dolan (The) Co.*	10,859	92
Entercom Communications Corp., Class A*	7,865	68
Entravision Communications Corp., Class A*	18,339	34
EW Scripps (The) Co., Class A*	11,081	107
Fisher Communications, Inc.*	3,097	92
Global Traffic Network, Inc.*	5,009	58
Gray Television, Inc.*	19,581	52
Journal Communications, Inc., Class A*	15,298	79
Knology, Inc.*	10,834	161
LIN TV Corp., Class A*	11,289	55
Martha Stewart Living Omnimedia, Inc., Class A*	7,829	34
McClatchy (The) Co., Class A*	19,705	55
Meredith Corp.	12,552	391
New York Times (The) Co., Class A*	47,424	413
Nexstar Broadcasting Group, Inc., Class A*	2,873	24
Outdoor Channel Holdings, Inc.*	3,953	27
PRIMEDIA, Inc.	6,481	46
Saga Communications, Inc., Class A*	1,283	47
Scholastic Corp.	9,369	249
Sinclair Broadcast Group, Inc., Class A	17,434	191
Value Line, Inc.	300	4
Westwood One, Inc.*	1,499	8
World Wrestling Entertainment, Inc., Class A	9,633	92

		3,345

Metal Fabrication/Hardware - 0.9%
A.M. Castle & Co.*	5,599	93
Ampco-Pittsburgh Corp.	2,736	64
CIRCOR International, Inc.	6,063	260
Dynamic Materials Corp.	4,366	98
Furmanite Corp.*	12,154	96
Haynes International, Inc.	4,322	268
Kaydon Corp.	11,319	422
L.B. Foster Co., Class A	3,436	113
Lawson Products, Inc.	1,494	29
Mueller Industries, Inc.	12,872	488
Mueller Water Products, Inc., Class A	53,215	212
NN, Inc.*	5,847	87
Northwest Pipe Co.*	3,265	85
Olympic Steel, Inc.	3,298	91
Omega Flex, Inc.*	662	9
RBC Bearings, Inc.*	7,592	287
RTI International Metals, Inc.*	10,439	401
Sun Hydraulics Corp.	4,649	222
Worthington Industries, Inc.	19,949	461

		3,786

Mining - 1.5%
AMCOL International Corp.	8,463	323
Century Aluminum Co.*	17,771	278
Coeur d’Alene Mines Corp.*	30,880	749
General Moly, Inc.*	22,635	101
Globe Specialty Metals, Inc.	21,729	487
Gold Resource Corp.	9,751	243
Golden Minerals Co.*	4,260	76
Golden Star Resources Ltd.*	90,463	199
Hecla Mining Co.*	96,301	741
Horsehead Holding Corp.*	15,153	202
Jaguar Mining, Inc.*	28,749	137
Kaiser Aluminum Corp.	5,579	305
Materion Corp.*	7,191	266
Midway Gold Corp.*	27,777	55
Noranda Aluminum Holding Corp.*	7,811	118
Paramount Gold and Silver Corp.*	40,518	132
Revett Minerals, Inc.*	8,656	39
Stillwater Mining Co.*	35,511	782
Thompson Creek Metals Co., Inc.*	52,764	527

EQUITY INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Mining - 1.5% continued
United States Lime & Minerals, Inc.*	837	$34
Uranerz Energy Corp.*	22,310	67
Uranium Energy Corp.*	25,797	79
Uranium Resources, Inc.*	32,163	54
Ur-Energy, Inc.*	35,832	57
US Gold Corp.*	36,386	219
USEC, Inc.*	41,101	137
Vista Gold Corp.*	24,620	70

		6,477

Miscellaneous Manufacturing - 2.2%
A.O. Smith Corp.	13,119	555
Actuant Corp., Class A	23,686	635
American Railcar Industries, Inc.*	3,190	75
Ameron International Corp.	3,074	202
AZZ, Inc.	4,244	194
Barnes Group, Inc.	18,773	466
Blount International, Inc.*	16,810	294
Brink’s (The) Co.	16,331	487
Ceradyne, Inc.*	8,638	337
Chase Corp.	2,268	38
CLARCOR, Inc.	17,389	822
Colfax Corp.*	8,669	215
Eastman Kodak Co.*	92,427	331
EnPro Industries, Inc.*	7,170	345
ESCO Technologies, Inc.	8,954	329
Fabrinet*	7,055	171
Federal Signal Corp.	22,015	144
FreightCar America, Inc.*	4,160	105
GP Strategies Corp.*	5,363	73
Griffon Corp.*	16,555	167
Handy & Harman Ltd.*	2,001	31
Hexcel Corp.*	33,723	738
John Bean Technologies Corp.	10,034	194
Koppers Holdings, Inc.	7,113	270
LSB Industries, Inc.*	6,341	272
Lydall, Inc.*	6,133	73
Matthews International Corp., Class A	10,009	402
Metabolix, Inc.*	11,910	85
Movado Group, Inc.	6,288	108
Myers Industries, Inc.	10,752	110
NL Industries, Inc.	2,645	49
Park-Ohio Holdings Corp.*	2,840	60
PMFG, Inc.*	5,894	117
Raven Industries, Inc.	6,242	348
Smith & Wesson Holding Corp.*	20,583	62
Standex International Corp.	4,085	125
STR Holdings, Inc.*	10,526	157
Sturm Ruger & Co., Inc.	6,647	146
Tredegar Corp.	8,155	150
Trimas Corp.*	8,847	219

		9,701

Office Furnishings - 0.4%
Herman Miller, Inc.	19,919	542
HNI Corp.	15,269	383
Interface, Inc., Class A	18,116	351
Knoll, Inc.	16,483	331
Steelcase, Inc., Class A	27,539	314

		1,921

Oil & Gas - 3.5%
Abraxas Petroleum Corp.*	27,223	104
Alon USA Energy, Inc.	3,966	45
Apco Oil and Gas International, Inc.	3,070	267
Approach Resources, Inc.*	7,758	176
ATP Oil & Gas Corp.*	15,814	242
Berry Petroleum Co., Class A	17,793	945
Bill Barrett Corp.*	16,291	755
BPZ Resources, Inc.*	34,583	113
Callon Petroleum Co.*	12,785	90
CAMAC Energy, Inc.*	19,824	26
Carrizo Oil & Gas, Inc.*	13,444	561
Cheniere Energy, Inc.*	24,229	222
Clayton Williams Energy, Inc.*	2,012	121
Comstock Resources, Inc.*	16,455	474
Contango Oil & Gas Co.*	4,298	251
Crimson Exploration, Inc.*	7,845	28
CVR Energy, Inc.*	30,277	745
Delek U.S. Holdings, Inc.	4,853	76
Endeavour International Corp.*	12,897	194
Energy Partners Ltd.*	9,963	148
Energy XXI Bermuda Ltd.*	26,011	864
Evolution Petroleum Corp.*	6,353	45
FX Energy, Inc.*	17,310	152
Gastar Exploration Ltd.*	19,968	69
Georesources, Inc.*	6,956	156
GMX Resources, Inc.*	19,410	86
Goodrich Petroleum Corp.*	9,058	167
Gulfport Energy Corp.*	13,460	400

NORTHERN FUNDS QUARTERLY REPORT    73    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Oil & Gas - 3.5% continued
Harvest Natural Resources, Inc.*	11,302	$125
Hercules Offshore, Inc.*	39,356	217
Houston American Energy Corp.	5,896	107
Hyperdynamics Corp.*	53,750	231
Isramco, Inc.*	444	29
Kodiak Oil & Gas Corp.*	60,681	350
Magnum Hunter Resources Corp.*	38,551	261
McMoRan Exploration Co.*	33,920	627
Miller Energy Resources, Inc.*	10,862	70
Northern Oil and Gas, Inc.*	21,808	483
Oasis Petroleum, Inc.*	20,552	610
Panhandle Oil and Gas, Inc., Class A	2,641	78
Parker Drilling Co.*	39,162	229
Penn Virginia Corp.	15,640	207
Petroleum Development Corp.*	8,040	240
Petroquest Energy, Inc.*	19,218	135
Pioneer Drilling Co.*	18,500	282
Resolute Energy Corp.*	15,971	258
Rex Energy Corp.*	12,128	125
Rosetta Resources, Inc.*	18,303	943
Stone Energy Corp.*	16,914	514
Swift Energy Co.*	14,657	546
Triangle Petroleum Corp.*	15,052	97
U.S. Energy Corp.*	9,943	42
Vaalco Energy, Inc.*	16,550	100
Vantage Drilling Co.*	60,793	111
Venoco, Inc.*	10,235	130
Voyager Oil & Gas, Inc.*	16,522	49
W&T Offshore, Inc.	12,084	316
Warren Resources, Inc.*	24,872	95
Western Refining, Inc.*	18,323	331
Zion Oil & Gas, Inc.*	8,877	53

		15,513

Oil & Gas Services - 1.8%
Basic Energy Services, Inc.*	8,460	266
Cal Dive International, Inc.*	32,460	194
Complete Production Services, Inc.*	27,244	909
Dawson Geophysical Co.*	2,848	97
Dril-Quip, Inc.*	11,873	805
Exterran Holdings, Inc.*	22,107	438
Flotek Industries, Inc.*	17,245	147
Geokinetics, Inc.*	3,754	30
Global Geophysical Services, Inc.*	6,312	112
Global Industries Ltd.*	34,183	187
Gulf Island Fabrication, Inc.	4,757	154
Helix Energy Solutions Group, Inc.*	36,612	606
Hornbeck Offshore Services, Inc.*	8,148	224
ION Geophysical Corp.*	45,355	429
Key Energy Services, Inc.*	42,663	768
Lufkin Industries, Inc.	10,512	905
Matrix Service Co.*	8,797	118
Mitcham Industries, Inc.*	3,466	60
Natural Gas Services Group, Inc.*	4,172	67
Newpark Resources, Inc.*	31,159	283
OYO Geospace Corp.*	1,536	154
Targa Resources Corp.	5,892	197
Tesco Corp.*	10,256	199
Tetra Technologies, Inc.*	27,113	345
Thermon Group Holdings, Inc.*	3,552	43
Union Drilling, Inc.*	5,121	53
Willbros Group, Inc.*	13,642	116

		7,906

Packaging & Containers - 0.1%
AEP Industries, Inc.*	1,893	55
Graham Packaging Co., Inc.*	8,305	210
Graphic Packaging Holding Co.*	55,121	300

		565

Pharmaceuticals - 3.0%
Achillion Pharmaceuticals, Inc.*	13,780	103
Acura Pharmaceuticals, Inc.*	1,968	8
Akorn, Inc.*	18,788	131
Alimera Sciences, Inc.*	3,986	32
Alkermes, Inc.*	32,521	605
Allos Therapeutics, Inc.*	25,564	55
Amicus Therapeutics, Inc.*	5,553	33
Ampio Pharmaceuticals, Inc.*	6,891	54
Anacor Pharmaceuticals, Inc.*	3,816	25
Antares Pharma, Inc.*	26,738	59
Anthera Pharmaceuticals, Inc.*	5,969	49
Ardea Biosciences, Inc.*	5,820	148
Array Biopharma, Inc.*	17,335	39
Auxilium Pharmaceuticals, Inc.*	16,521	324
AVANIR Pharmaceuticals, Inc., Class A*	42,948	144
AVI BioPharma, Inc.*	49,931	71
BioScrip, Inc.*	13,559	88
Biospecifics Technologies Corp.*	1,534	34
Cadence Pharmaceuticals, Inc.*	13,205	121

EQUITY INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Pharmaceuticals - 3.0% continued
Corcept Therapeutics, Inc.*	14,250	$57
Cornerstone Therapeutics, Inc.*	2,321	21
Cytori Therapeutics, Inc.*	18,068	87
Depomed, Inc.*	17,819	146
Durect Corp.*	29,239	59
Dusa Pharmaceuticals, Inc.*	8,509	53
Dyax Corp.*	36,274	72
Endocyte, Inc.*	5,033	72
Furiex Pharmaceuticals, Inc.*	3,368	60
Hi-Tech Pharmacal Co., Inc.*	3,562	103
Idenix Pharmaceuticals, Inc.*	19,003	95
Impax Laboratories, Inc.*	22,547	491
Infinity Pharmaceuticals, Inc.*	7,201	59
Ironwood Pharmaceuticals, Inc.*	17,463	274
Isis Pharmaceuticals, Inc.*	34,355	315
ISTA Pharmaceuticals, Inc.*	8,957	68
Jazz Pharmaceuticals, Inc.*	7,615	254
Keryx Biopharmaceuticals, Inc.*	23,980	113
KV Pharmaceutical Co., Class A*	17,821	48
Lannett Co., Inc.*	5,839	29
MannKind Corp.*	26,756	102
MAP Pharmaceuticals, Inc.*	7,590	121
Medicis Pharmaceutical Corp., Class A	21,301	813
Medivation, Inc.*	10,808	232
Nabi Biopharmaceuticals*	14,199	76
Nature’s Sunshine Products, Inc.*	3,866	75
Nektar Therapeutics*	39,149	285
Neogen Corp.*	7,998	362
Neurocrine Biosciences, Inc.*	16,742	135
Nutraceutical International Corp.*	2,816	43
Obagi Medical Products, Inc.*	6,283	59
Omega Protein Corp.*	6,620	91
Onyx Pharmaceuticals, Inc.*	21,946	775
Opko Health, Inc.*	37,875	140
Optimer Pharmaceuticals, Inc.*	16,044	191
Orexigen Therapeutics, Inc.*	9,228	15
Osiris Therapeutics, Inc.*	4,908	38
Pacira Pharmaceuticals, Inc.*	1,725	21
Pain Therapeutics, Inc.*	13,204	51
Par Pharmaceutical Cos., Inc.*	12,495	412
Pernix Therapeutics Holdings*	1,545	13
Pharmacyclics, Inc.*	15,931	166
PharMerica Corp.*	9,880	126
Pozen, Inc.*	8,573	36
Progenics Pharmaceuticals, Inc.*	10,282	74
Questcor Pharmaceuticals, Inc.*	18,529	447
Raptor Pharmaceutical Corp.*	11,342	70
Rigel Pharmaceuticals, Inc.*	23,742	218
Sagent Pharmaceuticals, Inc.*	2,287	62
Salix Pharmaceuticals Ltd.*	20,156	803
Santarus, Inc.*	19,271	65
Savient Pharmaceuticals, Inc.*	25,163	188
Schiff Nutrition International, Inc.	3,702	41
Sciclone Pharmaceuticals, Inc.*	11,759	71
SIGA Technologies, Inc.*	11,661	114
Spectrum Pharmaceuticals, Inc.*	17,316	160
Sucampo Pharmaceuticals, Inc., Class A*	6,117	25
Synta Pharmaceuticals Corp.*	8,465	43
Synutra International, Inc.*	6,799	67
Targacept, Inc.*	9,287	196
Theravance, Inc.*	23,772	528
USANA Health Sciences, Inc.*	2,106	66
Vanda Pharmaceuticals, Inc.*	10,231	73
Viropharma, Inc.*	26,466	490
Vivus, Inc.*	28,745	234
XenoPort, Inc.*	11,284	80
Zalicus, Inc.*	23,268	55
Zogenix, Inc.*	2,181	9

		13,156

Pipelines - 0.1%
Crosstex Energy, Inc.	14,684	175
SemGroup Corp., Class A*	14,312	367

		542

Real Estate - 0.1%
Avatar Holdings, Inc.*	2,718	41
Consolidated-Tomoka Land Co.	1,575	45
Forestar Group, Inc.*	12,129	199
HFF, Inc., Class A*	9,982	151
Kennedy-Wilson Holdings, Inc.	8,569	105
Terreno Realty Corp.	3,423	58
United Capital Corp.*	480	15

		614

Real Estate Investment Trusts - 7.9%
Acadia Realty Trust	14,236	289
Agree Realty Corp.	3,727	83
Alexander’s, Inc.	706	280
American Assets Trust, Inc.	10,767	242

NORTHERN FUNDS QUARTERLY REPORT    75    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 7.9% continued
American Campus Communities, Inc.	23,350	$829
Anworth Mortgage Asset Corp.	43,335	325
Apollo Commercial Real Estate Finance, Inc.	5,933	96
ARMOUR Residential REIT, Inc.	16,893	124
Ashford Hospitality Trust, Inc.	16,204	202
Associated Estates Realty Corp.	13,829	225
BioMed Realty Trust, Inc.	45,251	871
Campus Crest Communities, Inc.	10,275	133
CapLease, Inc.	23,598	116
Capstead Mortgage Corp.	26,234	352
CBL & Associates Properties, Inc.	51,190	928
Cedar Shopping Centers, Inc.	18,499	95
Chatham Lodging Trust	5,185	84
Chesapeake Lodging Trust	11,175	191
Cogdell Spencer, Inc.	16,243	97
Colonial Properties Trust	29,032	592
Colony Financial, Inc.	11,173	202
Coresite Realty Corp.	6,901	113
Cousins Properties, Inc.	31,414	268
CreXus Investment Corp.	19,767	220
Cypress Sharpridge Investments, Inc.	28,282	362
DCT Industrial Trust, Inc.	86,366	452
DiamondRock Hospitality Co.	57,768	620
DuPont Fabros Technology, Inc.	20,263	511
Dynex Capital, Inc.	13,801	134
EastGroup Properties, Inc.	9,281	395
Education Realty Trust, Inc.	25,015	214
Entertainment Properties Trust	16,059	750
Equity Lifestyle Properties, Inc.	8,700	543
Equity One, Inc.	18,506	345
Excel Trust, Inc.	5,314	59
Extra Space Storage, Inc.	32,657	697
FelCor Lodging Trust, Inc.*	43,125	230
First Industrial Realty Trust, Inc.*	26,751	306
First Potomac Realty Trust	17,052	261
Franklin Street Properties Corp.	24,435	315
Getty Realty Corp.	8,904	225
Gladstone Commercial Corp.	3,715	64
Glimcher Realty Trust	33,789	321
Government Properties Income Trust	10,558	285
Hatteras Financial Corp.	25,598	723
Healthcare Realty Trust, Inc.	25,373	523
Hersha Hospitality Trust	49,180	274
Highwoods Properties, Inc.	24,911	825
Home Properties, Inc.	13,411	816
Hudson Pacific Properties, Inc.	7,737	120
Inland Real Estate Corp.	26,559	235
Invesco Mortgage Capital, Inc.	24,913	526
Investors Real Estate Trust	27,777	241
iStar Financial, Inc.*	31,918	259
Kilroy Realty Corp.	20,227	799
Kite Realty Group Trust	18,919	94
LaSalle Hotel Properties	29,436	775
Lexington Realty Trust	41,335	377
LTC Properties, Inc.	10,439	290
Medical Properties Trust, Inc.	37,898	436
MFA Financial, Inc.	122,427	984
Mid-America Apartment Communities, Inc.	12,592	850
Mission West Properties, Inc.	6,186	54
Monmouth Real Estate Investment Corp., Class A	13,149	111
MPG Office Trust, Inc.*	17,322	50
National Health Investors, Inc.	8,375	372
National Retail Properties, Inc.	29,218	716
Newcastle Investment Corp.	28,605	165
NorthStar Realty Finance Corp.	32,509	131
Omega Healthcare Investors, Inc.	35,004	735
One Liberty Properties, Inc.	3,776	58
Parkway Properties, Inc.	7,399	126
Pebblebrook Hotel Trust	17,540	354
Pennsylvania Real Estate Investment Trust	19,590	308
PennyMac Mortgage Investment Trust	9,412	156
Post Properties, Inc.	17,173	700
Potlatch Corp.	13,856	489
PS Business Parks, Inc.	6,376	351
RAIT Financial Trust*	37,850	80
Ramco-Gershenson Properties Trust	13,818	171
Redwood Trust, Inc.	27,086	410
Resource Capital Corp.	24,592	155
Retail Opportunity Investments Corp.	14,073	151
RLJ Lodging Trust*	9,477	165
Sabra Healthcare REIT, Inc.	9,044	151
Saul Centers, Inc.	2,504	99
Sovran Self Storage, Inc.	9,599	394
STAG Industrial, Inc.	5,552	68
Starwood Property Trust, Inc.	32,345	663
Strategic Hotels & Resorts, Inc.*	60,381	428
Summit Hotel Properties, Inc.	9,907	112
Sun Communities, Inc.	7,315	273

EQUITY INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 7.9% continued
Sunstone Hotel Investors, Inc.*	40,419	$375
Tanger Factory Outlet Centers	27,792	744
Two Harbors Investment Corp.	30,678	330
UMH Properties, Inc.	4,296	46
Universal Health Realty Income Trust	3,998	160
Urstadt Biddle Properties, Inc., Class A	7,692	139
U-Store-It Trust	35,040	369
Walter Investment Management Corp.	8,709	193
Washington Real Estate Investment Trust	22,698	738
Whitestone REIT, Class B	2,634	34
Winthrop Realty Trust	10,062	120

		34,637

Retail - 6.1%
99 Cents Only Stores*	16,120	326
Aeropostale, Inc.*	27,839	487
AFC Enterprises, Inc.*	8,313	137
America’s Car-Mart, Inc.*	3,203	106
ANN, Inc.*	17,775	464
Asbury Automotive Group, Inc.*	10,064	186
Ascena Retail Group, Inc.*	21,639	737
Barnes & Noble, Inc.	10,050	167
Bebe Stores, Inc.	14,204	87
Benihana, Inc., Class A*	4,673	49
Big 5 Sporting Goods Corp.	7,505	59
Biglari Holdings, Inc.*	420	164
BJ’s Restaurants, Inc.*	8,281	434
Bob Evans Farms, Inc.	10,217	357
Body Central Corp.*	4,059	95
Bon-Ton Stores (The), Inc.	4,447	43
Bravo Brio Restaurant Group, Inc.*	6,675	163
Brown Shoe Co., Inc.	15,223	162
Buckle (The), Inc.	9,374	400
Buffalo Wild Wings, Inc.*	6,265	415
Build-A-Bear Workshop, Inc.*	6,306	41
Cabela’s, Inc.*	14,901	405
California Pizza Kitchen, Inc.*	7,072	131
Caribou Coffee Co., Inc.*	4,558	60
Carrols Restaurant Group, Inc.*	5,055	53
Casey’s General Stores, Inc.	12,884	567
Cash America International, Inc.	10,107	585
Casual Male Retail Group, Inc.*	15,224	63
Cato (The) Corp., Class A	9,498	274
CEC Entertainment, Inc.	6,985	280
Charming Shoppes, Inc.*	39,435	164
Cheesecake Factory (The), Inc.*	19,918	625
Children’s Place Retail Stores (The), Inc.*	9,042	402
Christopher & Banks Corp.	12,882	74
Citi Trends, Inc.*	5,099	77
Coinstar, Inc.*	10,718	585
Coldwater Creek, Inc.*	22,666	32
Collective Brands, Inc.*	21,500	316
Conn’s, Inc.*	4,382	38
Cost Plus, Inc.*	6,606	66
Cracker Barrel Old Country Store, Inc.	7,778	384
Denny’s Corp.*	34,660	134
Destination Maternity Corp.	3,612	72
DineEquity, Inc.*	5,327	278
Domino’s Pizza, Inc.*	21,267	537
Einstein Noah Restaurant Group, Inc.	2,412	36
Express, Inc.	19,016	415
Ezcorp, Inc., Class A*	16,132	574
Finish Line (The), Inc., Class A	17,848	382
First Cash Financial Services, Inc.*	10,768	452
Fred’s, Inc., Class A	14,037	203
Genesco, Inc.*	8,222	428
GNC Holdings, Inc., Class A*	7,877	172
Gordmans Stores, Inc.*	1,676	29
Group 1 Automotive, Inc.	8,416	347
Haverty Furniture Cos., Inc.	6,449	74
hhgregg, Inc.*	6,269	84
Hibbett Sports, Inc.*	9,445	384
HOT Topic, Inc.	16,210	121
HSN, Inc.*	13,794	454
Jack in the Box, Inc.*	16,812	383
Jamba, Inc.*	22,949	49
JOS. A. Bank Clothiers, Inc.*	9,366	468
Kenneth Cole Productions, Inc., Class A*	2,663	33
Kirkland’s, Inc.*	6,020	72
Krispy Kreme Doughnuts, Inc.*	20,698	197
Lithia Motors, Inc., Class A	7,507	147
Liz Claiborne, Inc.*	32,868	176
Luby’s, Inc.*	6,707	37
Lumber Liquidators Holdings, Inc.*	7,659	195
MarineMax, Inc.*	7,233	63
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,353	46
Men’s Wearhouse (The), Inc.	17,673	596
New York & Co., Inc.*	9,087	45
Nu Skin Enterprises, Inc., Class A	18,842	707

NORTHERN FUNDS QUARTERLY REPORT    77    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Retail - 6.1% continued
O’Charleys, Inc.*	7,266	$53
Office Depot, Inc.*	95,945	405
OfficeMax, Inc.*	28,773	226
P.F. Chang’s China Bistro, Inc.	7,685	309
Pacific Sunwear of California, Inc.*	15,257	40
Pantry (The), Inc.*	7,569	142
Papa John’s International, Inc.*	6,651	221
PC Connection, Inc.*	2,905	24
Penske Automotive Group, Inc.	15,410	350
Pep Boys - Manny, Moe & Jack	17,469	191
PetMed Express, Inc.	7,014	83
Pier 1 Imports, Inc.*	36,727	425
Pricesmart, Inc.	6,132	314
Red Robin Gourmet Burgers, Inc.*	4,497	164
Regis Corp.	19,459	298
Rite Aid Corp.*	203,753	271
Ruby Tuesday, Inc.*	21,884	236
Rue21, Inc.*	5,382	175
Rush Enterprises, Inc., Class A*	11,414	217
Ruth’s Hospitality Group, Inc.*	11,042	62
Saks, Inc.*	39,805	445
Shoe Carnival, Inc.*	3,096	93
Sonic Automotive, Inc., Class A	14,257	209
Sonic Corp.*	21,096	224
Stage Stores, Inc.	12,198	205
Stein Mart, Inc.	9,464	91
Steinway Musical Instruments, Inc.*	1,817	47
Susser Holdings Corp.*	3,306	52
Syms Corp.*	2,286	25
Systemax, Inc.*	3,958	59
Talbots, Inc.*	22,973	77
Texas Roadhouse, Inc.	21,701	380
Tuesday Morning Corp.*	15,219	71
Vera Bradley, Inc.*	6,846	261
Vitamin Shoppe, Inc.*	8,535	391
West Marine, Inc.*	5,399	56
Wet Seal (The), Inc., Class A*	34,409	154
Winmark Corp.	685	30
World Fuel Services Corp.	24,408	877
Zale Corp.*	11,198	63
Zumiez, Inc.*	7,575	189

		26,855

Savings & Loans - 0.9%
Abington Bancorp, Inc.	7,634	80
Astoria Financial Corp.	29,683	380
Bank Mutual Corp.	16,651	61
BankFinancial Corp.	6,071	51
Beneficial Mutual Bancorp, Inc.*	12,114	100
Berkshire Hills Bancorp, Inc.	5,795	130
BofI Holding, Inc.*	3,056	44
Brookline Bancorp, Inc.	20,056	186
Cape Bancorp, Inc.*	3,914	39
Charter Financial Corp.	2,399	24
Clifton Savings Bancorp, Inc.	3,564	39
Danvers Bancorp, Inc.	2,933	64
Dime Community Bancshares	10,590	154
ESB Financial Corp.	3,088	40
ESSA Bancorp, Inc.	3,647	45
First Defiance Financial Corp.*	3,383	50
First Financial Holdings, Inc.	5,447	49
First Pactrust Bancorp, Inc.	2,961	44
Flagstar Bancorp, Inc.*	68,618	82
Flushing Financial Corp.	11,027	143
Fox Chase Bancorp, Inc.	4,992	68
Home Federal Bancorp, Inc.	5,400	59
Investors Bancorp, Inc.*	16,075	228
Kearny Financial Corp.	4,839	44
Meridian Interstate Bancorp, Inc.*	2,808	38
Northfield Bancorp, Inc.	6,264	88
Northwest Bancshares, Inc.	36,406	458
OceanFirst Financial Corp.	5,623	73
Oritani Financial Corp.	20,001	256
Provident Financial Services, Inc.	20,586	295
Provident New York Bancorp	12,855	107
Rockville Financial, Inc.	10,163	101
Roma Financial Corp.	2,224	23
Territorial Bancorp, Inc.	4,075	84
United Financial Bancorp, Inc.	5,299	82
ViewPoint Financial Group	11,984	165
Westfield Financial, Inc.	10,085	82
WSFS Financial Corp.	2,321	92

		4,148

Semiconductors - 3.8%
Advanced Analogic Technologies, Inc.*	15,112	92
Aeroflex Holding Corp.*	6,844	124
Alpha & Omega Semiconductor Ltd.*	5,113	68
Amkor Technology, Inc.*	36,432	225
Amtech Systems, Inc.*	3,283	68

EQUITY INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Semiconductors - 3.8% continued
Anadigics, Inc.*	23,908	$77
Applied Micro Circuits Corp.*	22,070	196
ATMI, Inc.*	11,161	228
Axcelis Technologies, Inc.*	34,111	56
AXT, Inc.*	10,146	86
Brooks Automation, Inc.*	23,486	255
Cabot Microelectronics Corp.*	7,908	367
Cavium, Inc.*	16,676	727
Ceva, Inc.*	7,661	233
Cirrus Logic, Inc.*	22,452	357
Cohu, Inc.	8,117	106
Diodes, Inc.*	12,175	318
DSP Group, Inc.*	7,697	67
eMagin Corp.*	6,066	37
EMCORE Corp.*	30,632	84
Emulex Corp.*	30,779	265
Entegris, Inc.*	46,353	469
Entropic Communications, Inc.*	29,522	262
Exar Corp.*	12,369	78
Formfactor, Inc.*	17,281	157
FSI International, Inc.*	14,428	40
GSI Group, Inc.*	8,959	108
GSI Technology, Inc.*	7,243	52
GT Solar International, Inc.*	43,389	703
Hittite Microwave Corp.*	10,766	667
Inphi Corp.*	7,091	123
Integrated Device Technology, Inc.*	51,077	401
Integrated Silicon Solution, Inc.*	10,022	97
IXYS Corp.*	8,126	122
Kopin Corp.*	22,094	104
Kulicke & Soffa Industries, Inc.*	24,876	277
Lattice Semiconductor Corp.*	40,306	263
LTX-Credence Corp.*	16,467	147
MaxLinear, Inc., Class A*	5,636	49
Micrel, Inc.	17,306	183
Microsemi Corp.*	29,757	610
Mindspeed Technologies, Inc.*	12,248	98
MIPS Technologies, Inc.*	17,488	121
MKS Instruments, Inc.	18,039	477
Monolithic Power Systems, Inc.*	10,073	155
MoSys, Inc.*	11,715	67
Nanometrics, Inc.*	7,351	140
Netlogic Microsystems, Inc.*	23,543	952
Omnivision Technologies, Inc.*	19,976	695
Pericom Semiconductor Corp.*	7,965	71
Photronics, Inc.*	18,306	155
PLX Technology, Inc.*	17,256	60
Power Integrations, Inc.	9,923	381
Rambus, Inc.*	33,916	498
Richardson Electronics Ltd.	5,244	71
Rubicon Technology, Inc.*	5,802	98
Rudolph Technologies, Inc.*	11,113	119
Semtech Corp.*	22,726	621
Sigma Designs, Inc.*	10,262	78
Silicon Image, Inc.*	27,920	180
Standard Microsystems Corp.*	8,150	220
Supertex, Inc.*	4,177	94
Tessera Technologies, Inc.*	18,065	310
TriQuint Semiconductor, Inc.*	56,767	578
Ultra Clean Holdings*	8,617	78
Ultratech, Inc.*	8,681	264
Veeco Instruments, Inc.*	14,033	679
Volterra Semiconductor Corp.*	8,329	205
Zoran Corp.*	17,393	146

		16,559

Software - 4.3%
Accelrys, Inc.*	19,615	139
ACI Worldwide, Inc.*	11,731	396
Actuate Corp.*	12,031	70
Acxiom Corp.*	28,060	368
Advent Software, Inc.*	11,413	322
American Software, Inc., Class A	8,175	68
Aspen Technology, Inc.*	29,214	502
athenahealth, Inc.*	12,190	501
Avid Technology, Inc.*	9,872	186
Blackbaud, Inc.	15,374	426
Blackboard, Inc.*	12,107	525
Bottomline Technologies, Inc.*	11,822	292
Callidus Software, Inc.*	10,502	61
CommVault Systems, Inc.*	15,187	675
Computer Programs & Systems, Inc.	3,830	243
Concur Technologies, Inc.*	15,400	771
Convio, Inc.*	4,242	46
Cornerstone OnDemand, Inc.*	4,011	71
CSG Systems International, Inc.*	12,142	224
Deltek, Inc.*	8,500	64
DemandTec, Inc.*	11,219	102
Digi International, Inc.*	9,042	118

NORTHERN FUNDS QUARTERLY REPORT    79    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Software - 4.3% continued
DynaVox, Inc., Class A*	2,668	$20
Ebix, Inc.*	10,358	197
Ellie Mae, Inc.*	3,007	17
Envestnet, Inc.*	6,594	98
EPIQ Systems, Inc.	10,443	148
ePocrates, Inc.*	2,572	47
Fair Isaac Corp.	13,514	408
FalconStor Software, Inc.*	10,212	46
Geeknet, Inc.*	1,532	41
Glu Mobile, Inc.*	14,546	77
Guidance Software, Inc.*	4,087	33
inContact, Inc.*	10,981	52
InnerWorkings, Inc.*	8,559	71
Interactive Intelligence, Inc.*	5,103	179
JDA Software Group, Inc.*	14,481	447
Lawson Software, Inc.*	56,710	636
Mantech International Corp., Class A	7,996	355
MedAssets, Inc.*	16,447	220
Medidata Solutions, Inc.*	7,268	173
MedQuist Holdings, Inc.*	10,911	141
MicroStrategy, Inc., Class A*	2,733	445
Monotype Imaging Holdings, Inc.*	12,401	175
NetSuite, Inc.*	9,391	368
Omnicell, Inc.*	11,804	184
OPNET Technologies, Inc.	4,981	204
Parametric Technology Corp.*	41,105	943
PDF Solutions, Inc.*	8,378	50
Pegasystems, Inc.	5,813	271
Progress Software Corp.*	23,077	557
PROS Holdings, Inc.*	7,451	130
QAD, Inc., Class A*	2,801	29
QLIK Technologies, Inc.*	24,287	827
Quality Systems, Inc.	6,681	583
Quest Software, Inc.*	21,148	481
RealPage, Inc.*	10,477	277
Renaissance Learning, Inc.	4,832	61
RightNow Technologies, Inc.*	8,496	275
Rosetta Stone, Inc.*	3,705	60
Schawk, Inc.	3,748	62
SciQuest, Inc.*	4,304	74
Seachange International, Inc.*	8,561	92
Smith Micro Software, Inc.*	11,288	48
SolarWinds, Inc.*	19,651	514
SS&C Technologies Holdings, Inc.*	8,740	174
Synchronoss Technologies, Inc.*	9,133	290
SYNNEX Corp.*	8,661	275
Take-Two Interactive Software, Inc.*	25,381	388
Taleo Corp., Class A*	14,165	525
THQ, Inc.*	22,053	80
Tyler Technologies, Inc.*	11,034	295
Ultimate Software Group, Inc.*	8,880	483
Verint Systems, Inc.*	7,305	271

		19,067

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	12,705	269

Telecommunications - 3.6%
8X8, Inc.*	21,585	106
ADTRAN, Inc.	22,292	863
Alaska Communications Systems Group, Inc.	15,386	136
Anaren, Inc.*	4,881	104
Anixter International, Inc.	9,985	652
Arris Group, Inc.*	42,034	488
Aruba Networks, Inc.*	29,458	871
Atlantic Tele-Network, Inc.	3,133	120
Aviat Networks, Inc.*	20,425	80
BigBand Networks, Inc.*	15,133	33
Black Box Corp.	6,422	201
Calix, Inc.*	12,976	270
Cbeyond, Inc.*	9,165	121
Cincinnati Bell, Inc.*	69,001	229
Communications Systems, Inc.	2,303	41
Comtech Telecommunications Corp.	8,941	251
Consolidated Communications Holdings, Inc.	8,698	169
Dialogic, Inc.*	5,523	25
DigitalGlobe, Inc.*	12,129	308
EMS Technologies, Inc.*	5,462	180
Extreme Networks, Inc.*	31,642	103
Fairpoint Communications, Inc.*	7,517	69
Finisar Corp.*	31,177	562
General Communication, Inc., Class A*	14,155	171
GeoEye, Inc.*	7,511	281
Global Crossing Ltd.*	10,508	403
Globalstar, Inc.*	36,524	45
Globecomm Systems, Inc.*	7,477	116
Harmonic, Inc.*	39,619	286
HickoryTech Corp.	4,685	56

EQUITY INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Telecommunications - 3.6% continued
Hypercom Corp.*	19,085	$188
ICO Global Communications Holdings Ltd.*	52,307	145
IDT Corp., Class B	4,756	129
Infinera Corp.*	36,142	250
InterDigital, Inc.	15,642	639
Iridium Communications, Inc.*	14,917	129
Ixia*	13,319	170
KVH Industries, Inc.*	4,997	53
Leap Wireless International, Inc.*	21,061	342
LogMeIn, Inc.*	7,004	270
Loral Space & Communications, Inc.*	3,841	267
Meru Networks, Inc.*	3,755	45
Motricity, Inc.*	12,824	99
NeoPhotonics Corp.*	3,109	22
Netgear, Inc.*	12,653	553
Neutral Tandem, Inc.*	12,033	210
Novatel Wireless, Inc.*	10,149	56
NTELOS Holdings Corp.	10,505	215
NumereX Corp., Class A*	3,358	33
Oclaro, Inc.*	16,586	111
Oplink Communications, Inc.*	7,260	135
Opnext, Inc.*	14,724	34
Orbcomm, Inc.*	12,174	38
PAETEC Holding Corp.*	42,793	205
Plantronics, Inc.	16,373	598
Powerwave Technologies, Inc.*	58,786	173
Preformed Line Products Co.	922	66
Premiere Global Services, Inc.*	18,116	145
Procera Networks, Inc.*	3,953	42
RF Micro Devices, Inc.*	95,174	582
RigNet, Inc.*	1,620	28
SAVVIS, Inc.*	15,519	613
Shenandoah Telecommunications Co.	8,405	143
ShoreTel, Inc.*	15,893	162
Sonus Networks, Inc.*	71,401	231
SureWest Communications	4,906	82
Sycamore Networks, Inc.	7,159	159
Symmetricom, Inc.*	13,937	81
Tekelec*	21,361	195
TeleNav, Inc.*	5,705	101
UniTek Global Services, Inc.*	3,775	30
USA Mobility, Inc.	7,265	111
Viasat, Inc.*	12,503	541
Vonage Holdings Corp.*	47,865	211
Westell Technologies, Inc., Class A*	18,499	66

		16,038

Textiles - 0.1%
G&K Services, Inc., Class A	6,243	211
Unifirst Corp.	4,995	281

		492

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	9,274	171
Leapfrog Enterprises, Inc.*	15,950	67

		238

Transportation - 2.0%
Air Transport Services Group, Inc.*	18,871	129
Arkansas Best Corp.	8,698	206
Atlas Air Worldwide Holdings, Inc.*	9,072	540
Baltic Trading Ltd.	5,333	31
Bristow Group, Inc.	12,606	643
CAI International, Inc.*	3,853	80
Celadon Group, Inc.*	6,873	96
Covenant Transport Group, Inc., Class A*	2,921	23
DHT Holdings, Inc.	22,189	85
Eagle Bulk Shipping, Inc.*	19,882	49
Echo Global Logistics, Inc.*	3,993	71
Excel Maritime Carriers Ltd.*	17,702	55
Forward Air Corp.	10,059	340
Frontline Ltd.	17,813	262
Genco Shipping & Trading Ltd.*	11,263	85
General Maritime Corp.	40,629	55
Genesee & Wyoming, Inc., Class A*	13,687	803
Golar LNG Ltd.	12,576	439
Gulfmark Offshore, Inc., Class A*	8,209	363
Heartland Express, Inc.	17,776	294
HUB Group, Inc., Class A*	12,686	478
International Shipholding Corp.	1,612	34
Knight Transportation, Inc.	20,829	354
Knightsbridge Tankers Ltd.	7,503	165
Marten Transport Ltd.	5,789	125
Nordic American Tanker Shipping Ltd.	16,524	376
Old Dominion Freight Line, Inc.*	16,329	609
Overseas Shipholding Group, Inc.	9,345	252
Pacer International, Inc.*	11,440	54
Patriot Transportation Holding, Inc.*	2,169	48
PHI, Inc. (Non Voting)*	4,513	98
Quality Distribution, Inc.*	5,169	67

NORTHERN FUNDS QUARTERLY REPORT    81    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Transportation - 2.0% continued
RailAmerica, Inc.*	6,929	$104
Roadrunner Transportation Systems, Inc.*	2,754	41
Saia, Inc.*	5,361	91
Scorpio Tankers, Inc.*	8,634	86
Ship Finance International Ltd.	15,594	281
Swift Transportation Co.*	27,263	369
Teekay Tankers Ltd., Class A	14,669	138
Ultrapetrol Bahamas Ltd.*	8,773	43
Universal Truckload Services, Inc.*	1,500	26
Werner Enterprises, Inc.	15,198	381

		8,869

Trucking & Leasing - 0.2%
Aircastle Ltd.	20,056	255
AMERCO*	2,973	286
Greenbrier Cos., Inc.*	6,281	124
TAL International Group, Inc.	6,854	236
Textainer Group Holdings Ltd.	3,926	121

		1,022

Water - 0.3%
American States Water Co.	6,436	223
Artesian Resources Corp., Class A	2,602	47
California Water Service Group	14,411	270
Connecticut Water Service, Inc.	2,838	73
Consolidated Water Co. Ltd.	5,307	49
Middlesex Water Co.	5,025	93
Pennichuck Corp.	1,657	48
Pico Holdings, Inc.*	7,599	220
SJW Corp.	5,068	123
York Water Co.	4,202	69

		1,215

Total Common Stocks (Cost $367,184)		432,648

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	800	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Distribution/Wholesale - 0.0%
BlueLinx Holdings, Inc.*	3,688	1

Savings & Loans - 0.0%
CSF Holdings, Inc.*	4,212	—

Total Rights (Cost $2)		1

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	429	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	9,973,535	$9,974

Total Investment Companies (Cost $9,974)		9,974

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.04%, 11/17/11(4)	$1,165	$1,165

Total Short-Term Investments (Cost $1,165)		1,165

Total Investments - 100.5% (Cost $378,325)		443,788

Liabilities less Other Assets - (0.5)%		(2,372)

NET ASSETS - 100.0%		$441,416

(1)	Security listed as escrow is considered to be worthless.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

EQUITY INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $20,507,000 with net sales of approximately $10,533,000 during the three months ended June 30, 2011.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	118	$9,740	Long	9/11	$499

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$382,008

Gross tax appreciation of investments	$94,498
Gross tax depreciation of investments	(32,718)

Net tax appreciation of investments	$61,780

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$432,648	(1)	$—	$—	$432,648
Rights	1	(1)	—	—	1
Warrants	—	(2)	—	—	—
Investment Companies	9,974		—	—	9,974
Short-Term Investments	—		1,165	—	1,165

Total Investments	$442,623		$1,165	$—	$443,788

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$499		$—	$—	$499

(1)	Classifications as defined in the Schedule of Investments.
(2)	Amount rounds to less than $1.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    83    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLE- MENTS (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/11 (000S)
Common Stock Insurance	$2	$—	$(17)	$16	$—	$—	$—	$(1)	$—	$—	$—	$—

EQUITY INDEX FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.	89,873	$1,123
Omnicom Group, Inc.	53,879	2,595

		3,718

Aerospace/Defense - 2.1%
Boeing (The) Co.	140,436	10,382
General Dynamics Corp.	71,738	5,346
Goodrich Corp.	24,487	2,338
L-3 Communications Holdings, Inc.	20,276	1,773
Lockheed Martin Corp.	54,002	4,373
Northrop Grumman Corp.	55,598	3,856
Raytheon Co.	67,347	3,357
Rockwell Collins, Inc.	28,940	1,785
United Technologies Corp.	174,947	15,485

		48,695

Agriculture - 1.8%
Altria Group, Inc.	398,495	10,524
Archer-Daniels-Midland Co.	129,557	3,906
Lorillard, Inc.	27,685	3,014
Philip Morris International, Inc.	339,318	22,656
Reynolds American, Inc.	65,734	2,436

		42,536

Airlines - 0.1%
Southwest Airlines Co.	156,109	1,783

Apparel - 0.6%
Coach, Inc.	56,669	3,623
NIKE, Inc., Class B	72,868	6,557
Polo Ralph Lauren Corp.	12,006	1,592
VF Corp.	17,099	1,856

		13,628

Auto Manufacturers - 0.6%
Ford Motor Co.*	728,195	10,042
PACCAR, Inc.	69,558	3,554

		13,596

Auto Parts & Equipment - 0.3%
Goodyear Tire & Rubber (The) Co.*	44,641	749
Johnson Controls, Inc.	130,989	5,457

		6,206

Banks - 7.5%
Bank of America Corp.	1,937,736	21,238
Bank of New York Mellon (The) Corp.	239,198	6,128
BB&T Corp.	132,509	3,557
Capital One Financial Corp.	88,695	4,583
Citigroup, Inc.	558,749	23,266
Comerica, Inc.	33,030	1,142
Fifth Third Bancorp	176,666	2,253
First Horizon National Corp.	53,578	511
First Horizon National Corp. - (Fractional Shares)*	204,131	—
Goldman Sachs Group (The), Inc.	98,837	13,154
Huntington Bancshares, Inc.	159,514	1,046
JPMorgan Chase & Co.	759,888	31,110
KeyCorp	190,241	1,585
M&T Bank Corp.	24,747	2,177
Marshall & Ilsley Corp.	97,020	773
Morgan Stanley	293,879	6,762
Northern Trust Corp.(1) (2)	41,001	1,884
PNC Financial Services Group, Inc.	99,757	5,947
Regions Financial Corp.	245,804	1,524
State Street Corp.	97,581	4,400
SunTrust Banks, Inc.	103,024	2,658
U.S. Bancorp	368,290	9,395
Wells Fargo & Co.	1,011,086	28,371
Zions Bancorporation	37,670	904

		174,368

Beverages - 2.5%
Brown-Forman Corp., Class B	19,244	1,437
Coca-Cola (The) Co.	438,140	29,483
Coca-Cola Enterprises, Inc.	62,283	1,817
Constellation Brands, Inc., Class A*	32,774	682
Dr Pepper Snapple Group, Inc.	41,926	1,758
Molson Coors Brewing Co., Class B	31,603	1,414
PepsiCo, Inc.	301,875	21,261

		57,852

Biotechnology - 1.2%
Amgen, Inc.*	178,610	10,422
Biogen Idec, Inc.*	46,666	4,989
Celgene Corp.*	89,196	5,380
Gilead Sciences, Inc.*	151,234	6,263
Life Technologies Corp.*	34,245	1,783

		28,837

Building Materials - 0.0%
Masco Corp.	65,904	793

Chemicals - 2.2%
Air Products & Chemicals, Inc.	40,783	3,898

NORTHERN FUNDS QUARTERLY REPORT    85     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Chemicals - 2.2% continued
Airgas, Inc.	13,785	$966
CF Industries Holdings, Inc.	13,885	1,967
Dow Chemical (The) Co.	226,160	8,142
E.I. du Pont de Nemours & Co.	177,892	9,615
Eastman Chemical Co.	13,302	1,358
Ecolab, Inc.	45,128	2,544
FMC Corp.	13,396	1,153
International Flavors & Fragrances, Inc.	14,855	954
Monsanto Co.	101,740	7,380
PPG Industries, Inc.	30,169	2,739
Praxair, Inc.	57,950	6,281
Sherwin-Williams (The) Co.	16,577	1,390
Sigma-Aldrich Corp.	24,201	1,776

		50,163

Coal - 0.3%
Alpha Natural Resources, Inc.*	43,086	1,958
Consol Energy, Inc.	44,189	2,142
Peabody Energy Corp.	51,500	3,034

		7,134

Commercial Services - 1.4%
Apollo Group, Inc., Class A*	23,407	1,022
Automatic Data Processing, Inc.	96,089	5,062
DeVry, Inc.	11,433	676
Equifax, Inc.	22,869	794
H&R Block, Inc.	56,666	909
Iron Mountain, Inc.	37,260	1,270
Mastercard, Inc., Class A	17,956	5,411
Monster Worldwide, Inc.*	23,780	349
Moody’s Corp.	37,498	1,438
Paychex, Inc.	62,880	1,932
Quanta Services, Inc.*	39,746	803
R.R. Donnelley & Sons Co.	37,847	742
Robert Half International, Inc.	27,156	734
SAIC, Inc.*	54,048	909
Total System Services, Inc.	29,887	555
Visa, Inc., Class A	90,905	7,660
Western Union (The) Co.	121,066	2,425

		32,691

Computers - 6.2%
Apple, Inc.*	176,856	59,365
Cognizant Technology Solutions Corp., Class A*	57,602	4,225
Computer Sciences Corp.	30,798	1,169
Dell, Inc.*	313,201	5,221
EMC Corp.*	394,224	10,861
Hewlett-Packard Co.	396,747	14,442
International Business Machines Corp.	231,311	39,681
Lexmark International, Inc., Class A*	14,528	425
NetApp, Inc.*	70,742	3,734
SanDisk Corp.*	45,452	1,886
Teradata Corp.*	32,799	1,975
Western Digital Corp.*	45,472	1,654

		144,638

Cosmetics/Personal Care - 2.0%
Avon Products, Inc.	82,962	2,323
Colgate-Palmolive Co.	93,496	8,173
Estee Lauder (The) Cos., Inc., Class A	22,087	2,323
Procter & Gamble (The) Co.	533,906	33,940

		46,759

Distribution/Wholesale - 0.2%
Fastenal Co.	57,989	2,087
Genuine Parts Co.	29,400	1,599
W.W. Grainger, Inc.	10,904	1,676

		5,362

Diversified Financial Services - 1.9%
American Express Co.	200,587	10,370
Ameriprise Financial, Inc.	45,707	2,636
BlackRock, Inc.	18,173	3,486
Charles Schwab (The) Corp.	188,791	3,106
CME Group, Inc.	12,767	3,723
Discover Financial Services	105,484	2,822
E*TRADE Financial Corp.*	51,169	706
Federated Investors, Inc., Class B	16,999	405
Franklin Resources, Inc.	27,806	3,651
IntercontinentalExchange, Inc.*	14,410	1,797
Invesco Ltd.	89,343	2,091
Janus Capital Group, Inc.	33,477	316
Legg Mason, Inc.	27,966	916
NASDAQ OMX Group (The), Inc.*	29,846	755
NYSE Euronext	51,295	1,758
SLM Corp.	99,964	1,680
T. Rowe Price Group, Inc.	49,040	2,959

		43,177

Electric - 3.0%
AES (The) Corp.*	121,469	1,548
Ameren Corp.	47,818	1,379

EQUITY INDEX FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Electric - 3.0% continued
American Electric Power Co., Inc.	91,929	$3,464
CMS Energy Corp.	50,454	993
Consolidated Edison, Inc.	56,045	2,984
Constellation Energy Group, Inc.	37,288	1,415
Dominion Resources, Inc.	109,767	5,298
DTE Energy Co.	33,403	1,671
Duke Energy Corp.	256,690	4,833
Edison International	63,246	2,451
Entergy Corp.	33,507	2,288
Exelon Corp.	127,437	5,459
FirstEnergy Corp.	79,682	3,518
Integrys Energy Group, Inc.	14,342	743
NextEra Energy, Inc.	80,890	4,648
Northeast Utilities	32,630	1,148
NRG Energy, Inc.*	45,275	1,113
Pepco Holdings, Inc.	41,225	809
PG&E Corp.	77,414	3,254
Pinnacle West Capital Corp.	20,133	898
PPL Corp.	111,137	3,093
Progress Energy, Inc.	56,730	2,724
Public Service Enterprise Group, Inc.	96,922	3,164
SCANA Corp.	21,123	832
Southern Co.	161,008	6,501
TECO Energy, Inc.	39,810	752
Wisconsin Energy Corp.	43,556	1,365
Xcel Energy, Inc.	94,350	2,293

		70,638

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	144,745	8,142
Molex, Inc.	25,514	657

		8,799

Electronics - 0.6%
Agilent Technologies, Inc.*	66,485	3,398
Amphenol Corp., Class A	34,175	1,845
FLIR Systems, Inc.	29,266	987
Jabil Circuit, Inc.	35,918	725
PerkinElmer, Inc.	21,733	585
Thermo Fisher Scientific, Inc.*	73,327	4,721
Waters Corp.*	18,036	1,727

		13,988

Energy - Alternate Sources - 0.1%
First Solar, Inc.*	9,969	1,319

Engineering & Construction - 0.1%
Fluor Corp.	32,879	2,126
Jacobs Engineering Group, Inc.*	25,835	1,117

		3,243

Entertainment - 0.0%
International Game Technology	61,204	1,076

Environmental Control - 0.3%
Republic Services, Inc.	56,544	1,744
Stericycle, Inc.*	17,058	1,520
Waste Management, Inc.	90,889	3,388

		6,652

Food - 1.9%
Campbell Soup Co.	35,503	1,227
ConAgra Foods, Inc.	77,734	2,006
Dean Foods Co.*	32,721	401
General Mills, Inc.	121,489	4,522
H.J. Heinz Co.	61,734	3,289
Hershey (The) Co.	30,498	1,734
Hormel Foods Corp.	25,785	769
J.M. Smucker (The) Co.	22,118	1,691
Kellogg Co.	49,083	2,715
Kraft Foods, Inc., Class A	334,223	11,775
Kroger (The) Co.	115,489	2,864
McCormick & Co., Inc. (Non Voting)	24,677	1,223
Safeway, Inc.	68,690	1,605
Sara Lee Corp.	112,442	2,135
SUPERVALU, Inc.	38,437	362
Sysco Corp.	112,023	3,493
Tyson Foods, Inc., Class A	54,725	1,063
Whole Foods Market, Inc.	29,002	1,840

		44,714

Forest Products & Paper - 0.3%
International Paper Co.	84,241	2,512
MeadWestvaco Corp.	31,103	1,036
Plum Creek Timber Co., Inc.	30,092	1,220
Weyerhaeuser Co.	103,297	2,258

		7,026

Gas - 0.2%
CenterPoint Energy, Inc.	83,738	1,620
Nicor, Inc.	8,417	461
NiSource, Inc.	56,051	1,135
Sempra Energy	46,306	2,449

		5,665

NORTHERN FUNDS QUARTERLY REPORT    87    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Hand/Machine Tools - 0.1%
Snap-On, Inc.	10,821	$676
Stanley Black & Decker, Inc.	32,144	2,316

		2,992

Healthcare - Products - 3.5%
Baxter International, Inc.	108,644	6,485
Becton, Dickinson and Co.	41,784	3,601
Boston Scientific Corp.*	294,707	2,036
C.R. Bard, Inc.	16,133	1,772
CareFusion Corp.*	44,852	1,219
Covidien PLC	94,996	5,057
DENTSPLY International, Inc.	26,061	992
Edwards Lifesciences Corp.*	21,829	1,903
Hospira, Inc.*	32,910	1,865
Intuitive Surgical, Inc.*	7,543	2,807
Johnson & Johnson	524,069	34,861
Medtronic, Inc.	204,756	7,889
Patterson Cos., Inc.	17,733	583
St. Jude Medical, Inc.	62,094	2,961
Stryker Corp.	63,122	3,705
Varian Medical Systems, Inc.*	22,086	1,546
Zimmer Holdings, Inc.*	36,360	2,298

		81,580

Healthcare - Services - 1.4%
Aetna, Inc.	73,357	3,234
CIGNA Corp.	52,613	2,706
Coventry Health Care, Inc.*	27,161	990
DaVita, Inc.*	18,020	1,561
Humana, Inc.	32,889	2,649
Laboratory Corp. of America Holdings*	18,862	1,826
Quest Diagnostics, Inc.	29,568	1,747
Tenet Healthcare Corp.*	89,217	557
UnitedHealth Group, Inc.	206,566	10,655
WellPoint, Inc.	69,772	5,496

		31,421

Holding Companies - Diversified - 0.1%
Leucadia National Corp.	39,374	1,343

Home Builders - 0.1%
D.R. Horton, Inc.	51,025	588
Lennar Corp., Class A	28,772	522
Pulte Group, Inc.*	60,966	467

		1,577

Home Furnishings - 0.1%
Harman International Industries, Inc.	12,743	581
Whirlpool Corp.	15,372	1,250

		1,831

Household Products/Wares - 0.4%
Avery Dennison Corp.	19,852	767
Clorox Co.	25,854	1,743
Fortune Brands, Inc.	29,898	1,907
Kimberly-Clark Corp.	74,670	4,970

		9,387

Housewares - 0.0%
Newell Rubbermaid, Inc.	53,313	841

Insurance - 3.7%
ACE Ltd.	64,532	4,247
Aflac, Inc.	89,161	4,162
Allstate (The) Corp.	99,477	3,037
American International Group, Inc.*	82,877	2,430
American International Group, Inc. - (Fractional Shares)*	11,638	—
AON Corp.	63,215	3,243
Assurant, Inc.	19,528	708
Berkshire Hathaway, Inc., Class B*	330,835	25,603
Chubb Corp.	56,462	3,535
Cincinnati Financial Corp.	30,470	889
Genworth Financial, Inc., Class A*	89,904	924
Hartford Financial Services Group, Inc.	85,476	2,254
Lincoln National Corp.	62,034	1,767
Loews Corp.	58,509	2,463
Marsh & McLennan Cos., Inc.	104,153	3,249
MetLife, Inc.	202,537	8,885
Principal Financial Group, Inc.	62,348	1,897
Progressive (The) Corp.	127,875	2,734
Prudential Financial, Inc.	93,706	5,959
Torchmark Corp.	14,955	959
Travelers (The) Cos., Inc.	79,474	4,640
Unum Group	58,424	1,489
XL Group PLC	59,364	1,305

		86,379

Internet - 2.7%
Akamai Technologies, Inc.*	36,749	1,157
Amazon.com, Inc.*	68,482	14,004
eBay, Inc.*	217,814	7,029
Expedia, Inc.	37,262	1,080
F5 Networks, Inc.*	15,348	1,692

EQUITY INDEX FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Internet - 2.7% continued
Google, Inc., Class A*	48,072	$24,343
Netflix, Inc.*	8,208	2,156
priceline.com, Inc.*	9,537	4,882
Symantec Corp.*	142,890	2,818
VeriSign, Inc.	31,957	1,069
Yahoo!, Inc.*	248,521	3,738

		63,968

Iron/Steel - 0.3%
AK Steel Holding Corp.	20,429	322
Allegheny Technologies, Inc.	20,571	1,306
Cliffs Natural Resources, Inc.	27,462	2,539
Nucor Corp.	60,632	2,499
United States Steel Corp.	28,214	1,299

		7,965

Leisure Time - 0.2%
Carnival Corp.	81,874	3,081
Harley-Davidson, Inc.	45,987	1,884

		4,965

Lodging - 0.3%
Marriott International, Inc., Class A	55,884	1,983
Marriott International, Inc., Class A - (Fractional Shares)*	79,497	—
Starwood Hotels & Resorts Worldwide, Inc.	36,903	2,068
Wyndham Worldwide Corp.	32,386	1,090
Wynn Resorts Ltd.	14,750	2,117

		7,258

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	123,380	13,135
Joy Global, Inc.	19,590	1,866

		15,001

Machinery - Diversified - 0.7%
Cummins, Inc.	37,526	3,884
Deere & Co.	80,234	6,615
Flowserve Corp.	10,290	1,131
Rockwell Automation, Inc.	27,425	2,379
Roper Industries, Inc.	18,877	1,572

		15,581

Media - 3.1%
Cablevision Systems Corp. (New York Group), Class A	42,835	1,551
CBS Corp., Class B (Non Voting)	129,835	3,699
Comcast Corp., Class A	529,087	13,407
DIRECTV, Class A*	146,407	7,440
Discovery Communications, Inc., Class A*	52,293	2,142
Gannett Co., Inc.	44,070	631
McGraw-Hill (The) Cos., Inc.	57,048	2,391
News Corp., Class A	439,844	7,785
Scripps Networks Interactive, Inc., Class A	16,790	821
Time Warner Cable, Inc.	65,078	5,079
Time Warner, Inc.	203,941	7,417
Viacom, Inc., Class B	112,111	5,718
Walt Disney (The) Co.	361,322	14,106
Washington Post (The) Co., Class B	1,027	430

		72,617

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	27,750	4,569

Mining - 0.8%
Alcoa, Inc.	204,519	3,244
Freeport-McMoRan Copper & Gold, Inc.	180,507	9,549
Newmont Mining Corp.	93,495	5,046
Titanium Metals Corp.	16,225	297
Vulcan Materials Co.	26,241	1,011

		19,147

Miscellaneous Manufacturing - 4.0%
3M Co.	135,441	12,847
Danaher Corp.	104,067	5,515
Dover Corp.	36,195	2,454
Eaton Corp.	66,423	3,417
General Electric Co.	2,028,273	38,253
Honeywell International, Inc.	149,756	8,924
Illinois Tool Works, Inc.	95,977	5,422
Ingersoll-Rand PLC	64,525	2,930
ITT Corp.	35,728	2,105
Leggett & Platt, Inc.	27,173	662
Pall Corp.	23,234	1,306
Parker Hannifin Corp.	31,013	2,783
Textron, Inc.	54,413	1,285
Tyco International Ltd.	90,525	4,475

		92,378

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	38,032	874
Xerox Corp.	266,225	2,772

		3,646

NORTHERN FUNDS QUARTERLY REPORT    89    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Oil & Gas - 9.7%
Anadarko Petroleum Corp.	95,539	$7,334
Apache Corp.	73,444	9,062
Cabot Oil & Gas Corp.	20,846	1,382
Chesapeake Energy Corp.	124,386	3,693
Chevron Corp.	384,694	39,562
ConocoPhillips	270,578	20,345
Denbury Resources, Inc.*	73,236	1,465
Devon Energy Corp.	80,655	6,356
Diamond Offshore Drilling, Inc.	12,843	904
EOG Resources, Inc.	50,921	5,324
EQT Corp.	27,744	1,457
Exxon Mobil Corp.	941,338	76,606
Helmerich & Payne, Inc.	21,403	1,415
Hess Corp.	58,302	4,359
Marathon Oil Corp.	136,602	7,196
Murphy Oil Corp.	37,136	2,438
Nabors Industries Ltd.*	57,228	1,410
Newfield Exploration Co.*	25,419	1,729
Noble Corp.	47,502	1,872
Noble Energy, Inc.	33,687	3,019
Occidental Petroleum Corp.	155,306	16,158
Pioneer Natural Resources Co.	22,741	2,037
QEP Resources, Inc.	35,092	1,468
Range Resources Corp.	31,644	1,756
Rowan Cos., Inc.*	23,312	905
Southwestern Energy Co.*	66,992	2,873
Sunoco, Inc.	22,188	926
Tesoro Corp.*	25,914	594
Valero Energy Corp.	107,951	2,760

		226,405

Oil & Gas Services - 2.1%
Baker Hughes, Inc.	83,374	6,050
Cameron International Corp.*	46,677	2,347
FMC Technologies, Inc.*	47,390	2,123
Halliburton Co.	175,203	8,935
National Oilwell Varco, Inc.	81,117	6,344
Schlumberger Ltd.	258,798	22,360

		48,159

Packaging & Containers - 0.1%
Ball Corp.	33,001	1,269
Bemis Co., Inc.	20,129	680
Owens-Illinois, Inc.*	30,195	779
Sealed Air Corp.	29,330	698

		3,426

Pharmaceuticals - 5.1%
Abbott Laboratories	297,189	15,638
Allergan, Inc.	58,103	4,837
AmerisourceBergen Corp.	52,735	2,183
Bristol-Myers Squibb Co.	327,658	9,489
Cardinal Health, Inc.	66,144	3,004
Cephalon, Inc.*	15,127	1,209
Eli Lilly & Co.	195,091	7,322
Express Scripts, Inc.*	101,834	5,497
Forest Laboratories, Inc.*	54,551	2,146
McKesson Corp.	47,824	4,001
Mead Johnson Nutrition Co.	39,638	2,678
Medco Health Solutions, Inc.*	76,736	4,337
Merck & Co., Inc.	590,431	20,836
Mylan, Inc.*	83,344	2,056
Pfizer, Inc.	1,509,920	31,104
Watson Pharmaceuticals, Inc.*	24,421	1,678

		118,015

Pipelines - 0.5%
El Paso Corp.	145,529	2,940
Oneok, Inc.	19,763	1,463
Spectra Energy Corp.	124,083	3,401
Williams (The) Cos., Inc.	111,853	3,383

		11,187

Real Estate - 0.1%
CB Richard Ellis Group, Inc., Class A*	57,964	1,455

Real Estate Investment Trusts - 1.5%
Apartment Investment & Management Co., Class A	21,348	545
AvalonBay Communities, Inc.	16,732	2,148
Boston Properties, Inc.	28,084	2,982
Equity Residential	56,637	3,398
HCP, Inc.	76,231	2,797
Health Care REIT, Inc.	34,376	1,802
Host Hotels & Resorts, Inc.	128,206	2,173
Kimco Realty Corp.	80,236	1,496
ProLogis, Inc.	86,876	3,114
Public Storage	26,884	3,065
Simon Property Group, Inc.	56,406	6,556
Ventas, Inc.	31,362	1,653

EQUITY INDEX FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts - 1.5% continued
Vornado Realty Trust	31,286	$2,915

		34,644

Retail - 5.7%
Abercrombie & Fitch Co., Class A	16,162	1,081
AutoNation, Inc.*	11,760	430
AutoZone, Inc.*	4,723	1,392
Bed Bath & Beyond, Inc.*	47,797	2,790
Best Buy Co., Inc.	60,871	1,912
Big Lots, Inc.*	13,973	463
CarMax, Inc.*	41,560	1,374
Chipotle Mexican Grill, Inc.*	5,901	1,819
Costco Wholesale Corp.	83,723	6,802
CVS Caremark Corp.	258,458	9,713
Darden Restaurants, Inc.	25,498	1,269
Family Dollar Stores, Inc.	23,300	1,225
GameStop Corp., Class A*	27,804	741
Gap (The), Inc.	76,202	1,379
Home Depot (The), Inc.	305,272	11,057
J.C. Penney Co., Inc.	41,079	1,419
Kohl’s Corp.	53,951	2,698
Limited Brands, Inc.	49,136	1,889
Lowe’s Cos., Inc.	249,847	5,824
Macy’s, Inc.	82,633	2,416
McDonald’s Corp.	198,697	16,754
Nordstrom, Inc.	31,074	1,459
O’Reilly Automotive, Inc.*	26,159	1,714
Ross Stores, Inc.	22,349	1,791
Sears Holdings Corp.*	7,964	569
Staples, Inc.	138,713	2,192
Starbucks Corp.	143,857	5,681
Target Corp.	131,950	6,190
Tiffany & Co.	23,837	1,872
TJX Co., Inc.	73,435	3,857
Urban Outfitters, Inc.*	23,735	668
Walgreen Co.	175,921	7,470
Wal-Mart Stores, Inc.	365,262	19,410
Yum! Brands, Inc.	89,033	4,918

		132,238

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	100,440	823
People’s United Financial, Inc.	69,886	939

		1,762

Semiconductors - 2.3%
Advanced Micro Devices, Inc.*	104,593	731
Altera Corp.	60,393	2,799
Analog Devices, Inc.	57,992	2,270
Applied Materials, Inc.	253,776	3,302
Broadcom Corp., Class A*	91,203	3,068
Intel Corp.	1,015,441	22,502
KLA-Tencor Corp.	30,905	1,251
Linear Technology Corp.	45,169	1,492
LSI Corp.*	113,365	807
MEMC Electronic Materials, Inc.*	41,663	355
Microchip Technology, Inc.	37,706	1,430
Micron Technology, Inc.*	167,243	1,251
National Semiconductor Corp.	44,196	1,088
Novellus Systems, Inc.*	16,662	602
NVIDIA Corp.*	117,869	1,878
Teradyne, Inc.*	33,365	494
Texas Instruments, Inc.	222,058	7,290
Xilinx, Inc.	51,247	1,869

		54,479

Software - 3.8%
Adobe Systems, Inc.*	96,916	3,048
Autodesk, Inc.*	44,431	1,715
BMC Software, Inc.*	33,039	1,807
CA, Inc.	75,254	1,719
Cerner Corp.*	28,478	1,740
Citrix Systems, Inc.*	36,169	2,894
Compuware Corp.*	40,575	396
Dun & Bradstreet Corp.	9,307	703
Electronic Arts, Inc.*	62,194	1,468
Fidelity National Information Services, Inc.	52,407	1,614
Fiserv, Inc.*	27,450	1,719
Intuit, Inc.*	51,656	2,679
Microsoft Corp.	1,418,939	36,892
Oracle Corp.	744,802	24,511
Red Hat, Inc.*	37,839	1,737
Salesforce.com, Inc.*	23,336	3,477

		88,119

Telecommunications - 5.2%
American Tower Corp., Class A*	75,917	3,973
AT&T, Inc.	1,131,922	35,554
CenturyLink, Inc.	114,796	4,641
Cisco Systems, Inc.	1,051,890	16,420
Corning, Inc.	302,534	5,491

NORTHERN FUNDS QUARTERLY REPORT    91    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Telecommunications - 5.2% continued
Frontier Communications Corp.	194,976	$1,574
Harris Corp.	23,793	1,072
JDS Uniphase Corp.*	40,733	679
Juniper Networks, Inc.*	102,595	3,232
MetroPCS Communications, Inc.*	48,105	828
Motorola Mobility Holdings, Inc.*	58,685	1,293
Motorola Solutions, Inc.*	64,727	2,980
QUALCOMM, Inc.	319,041	18,118
Sprint Nextel Corp.*	574,138	3,095
Tellabs, Inc.	67,516	311
Verizon Communications, Inc.	541,051	20,143
Windstream Corp.	98,260	1,273

		120,677

Textiles - 0.0%
Cintas Corp.	23,486	776

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	25,298	1,111
Mattel, Inc.	66,460	1,827

		2,938

Transportation - 1.9%
C.H. Robinson Worldwide, Inc.	30,590	2,412
CSX Corp.	212,353	5,568
Expeditors International of Washington, Inc.	41,287	2,113
FedEx Corp.	60,711	5,758
Norfolk Southern Corp.	67,305	5,043
Ryder System, Inc.	9,647	548
Union Pacific Corp.	93,338	9,745
United Parcel Service, Inc., Class B	188,546	13,751

		44,938

Total Common Stocks (Cost $1,996,234)		2,298,720

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	24,061,748	24,062

Total Investment Companies (Cost $24,062)		24,062

SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.04%, 11/17/11 (5)	7,635	7,633

Total Short-Term Investments (Cost $7,634)		7,633

Total Investments - 100.0% (Cost $2,027,930)		2,330,415

Liabilities less Other Assets - 0.0%		(882)

NET ASSETS - 100.0%		$2,329,533

(1)	At March 31, 2011, the value of the Fund’s investment in Northern Trust Corp. was approximately $2,081,000. There were no gross purchases or sales during the three months ended June 30, 2011. The net change in unrealized depreciation during the three months ended June 30, 2011, was approximately $197,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $78,989,000 with net sales of approximately $54,927,000 during the three months ended June 30, 2011.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
S&P 500 E-mini	466	$30,651	Long	9/11	$1,075

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,059,280

Gross tax appreciation of investments	$385,307
Gross tax depreciation of investments	(114,172)

Net tax appreciation of investments	$271,135

EQUITY INDEX FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,298,720	(1)	$—	$—	$2,298,720
Investment Companies	24,062		—	—	24,062
Short-Term Investments	—		7,633	—	7,633

Total Investments	$2,322,782		$7,633	$—	$2,330,415

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,075		$—	$—	$1,075

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    93    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.0%
California - 103.0%
ABAG Financing Authority California Revenue Corp. California Insured Senior Living Revenue VRDB, Elder Care Alliance, Series A, (Banco Santander S.A. LOC), 0.31%, 7/11/11	$10,755	$10,755
ABAG Financing Authority For Nonprofit Corp. California Multifamily Revenue Refunding VRDB, Housing Amber Court Apartments, Series A, (FNMA Gtd.), 0.06%, 7/11/11	6,600	6,600
Alameda County California Industrial Development Authority Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.09%, 7/11/11	3,180	3,180
California Educational Facilities Authority Revenue Bonds, University of Southern California, Series A (U.S. Treasury Escrowed), 0.06%, 7/11/11 (1)	5,000	5,000
California Educational Facilities Authority Revenue VRDB, California Institute of Technology, Series A, 0.05%, 7/11/11	4,600	4,600
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Citibank N.A. LOC), 0.06%, 7/11/11	6,400	6,400
California Health Facilities Financing Authority Revenue VRDB, Kaiser Permanente, Series C, 0.06%, 7/11/11	1,000	1,000
California Infrastructure & Economic Development Bank Revenue VRDB, California Academy, Series A (U.S. Bank National Association LOC), 0.03%, 7/1/11	7,000	7,000
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.10%, 7/11/11	11,870	11,870
California Infrastructure & Economic Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 7/1/11	3,100	3,100
California Infrastructure & Economic Development Bank Revenue VRDB, SRI International, (Wells Fargo Bank N.A. LOC), 0.08%, 7/11/11	7,400	7,400
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.08%, 7/11/11	3,690	3,690
California Municipal Finance Authority Revenue VRDB, Chevron USA Recovery Zone, (Chevron Corp Gtd.), 0.04%, 7/1/11	1,900	1,900
California Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds, Pacific Gas & Electric , Series C, (JPMorgan Chase Bank N.A. LOC), 0.05%, 7/1/11	22,530	22,530
California Pollution Control Financing Authority Pollution Control Revenue Refunding VRDB, Exxon Mobil Project, (Exxon Gtd.), 0.01%, 7/1/11	200	200
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A (Comerica LOC), 0.14%, 7/11/11	3,140	3,140
California Schools Cash Reserve Program Authority, Revenue Notes, Series A 2.00%, 3/1/12	3,300	3,336
Series B 2.00%, 6/1/12	4,000	4,055
Series C 2.00%, 3/1/12	4,000	4,045
Series E 2.00%, 6/1/12	4,000	4,060
Series F 2.00%, 6/1/12	4,000	4,059

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.0% continued
California - 103.0% continued
Series L 2.50%, 10/31/11	$4,000	$4,026
Series O 2.50%, 1/31/12	3,500	3,535
Series R 2.50%, 12/30/11	4,000	4,039
California State G.O. Bonds, Series A-3, (Bank of Montreal LOC), 0.03%, 7/1/11	4,900	4,900
Series C-4, (Citibank N.A. LOC), 0.07%, 7/11/11	5,000	5,000
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.07%, 7/11/11	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/11/11 (1)	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 7/11/11	4,000	4,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Claremont Villas, Series A (FHLB of San Francisco LOC), 0.08%, 7/11/11	4,900	4,900
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.07%, 7/11/11	5,000	5,000
California Statewide Communities Development Authority Multifamily Revenue Refunding VRDB, Housing Chateau Project, Series C, (FNMA Insured), 0.07%, 7/11/11	6,100	6,100
California Statewide Communities Development Authority Multifamily Revenue VRDB, Housing Pine View Apartments, Series A, (Citibank N.A. LOC), 0.09%, 7/11/11	6,000	6,000
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.07%, 7/11/11	8,785	8,785
California Statewide Communities Development Authority Revenue Refunding VRDB, Los Angeles County Art Museum, (Union Bank N.A. LOC), 0.05%, 7/6/11	4,500	4,500
California Statewide Communities Development Authority Revenue VRDB, Series L, 0.06%, 7/11/11	9,300	9,300
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.06%, 7/11/11	6,500	6,500
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bancorp LOC), 0.06%, 7/11/11	6,500	6,500
California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities, Series B (Banco Santander S.A. LOC), 0.31%, 7/11/11	11,800	11,800
California Statewide Communities Development Authority Revenue VRDB, Goodwill of Santa Cruz, (Wells Fargo Bank N.A. LOC), 0.13%, 7/11/11	1,000	1,000
California Statewide Communities Development Authority Revenue VRDB, Livermore Valley Arts Center Trust Project, (The Bank of New York Mellon Corp. LOC), 0.04%, 7/11/11	5,000	5,000

NORTHERN FUNDS QUARTERLY REPORT    2    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.0% continued
California - 103.0% continued
California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital, Series D (Wachovia Bank N.A. LOC), 0.03%, 7/1/11	$16,800	$16,800
California Statewide Communities Development Authority Revenue VRDB, University of San Diego, (BNP Paribas LOC), 0.07%, 7/11/11	5,000	5,000
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.06%, 7/11/11	13,400	13,400
Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC Insured), 0.24%, 7/11/11	15,920	15,920
Castaic Lake Water Agency California Revenue COPS, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.04%, 7/11/11	4,600	4,600
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.07%, 7/11/11	6,500	6,500
Fremont California COPS VRDB, Capital Improvements Financing Project, (Bank of Nova Scotia LOC), 0.06%, 7/11/11	8,800	8,800
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series A, (AGM Corp Insured), 0.29%, 7/11/11 (1)	10,105	10,105
Livermore California COPS VRDB, (U.S. Bank National Association LOC), 0.06%, 7/11/11	11,380	11,380
Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.07%, 7/11/11	2,600	2,600
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.09%, 7/11/11	8,240	8,240
Los Angeles California Tax & Revenue Anticipation Notes, 2.50%, 4/30/12	2,500	2,543
Los Angeles County California G.O. Tax & Revenue Anticipation Notes, Series C 2.50%, 6/29/12	4,000	4,083
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior, Series A1 0.04%, 7/11/11	4,340	4,340
Los Angeles County California Schools Pooled Financing Program COPS, Series F-1 2.00%, 2/1/12	4,600	4,631
Manteca California Redevelopment Agency Tax Allocation Refunding VRDB, Sub Amended Merged Project, (State Street Corp. LOC), 0.05%, 7/1/11	6,725	6,725
Metropolitan Water District Southern California Waterworks Revenue VRDB, Series B-2, 0.12%, 7/11/11	5,975	5,975
Nuveen California Dividend Advantage Municipal Fund VRDP, Series 1-1362 1.00%, 7/11/11 (1)	10,000	10,000
Nuveen Insured California Dividend Advantage Municipal Fund VRDP, Series 1-1044 1.00%, 7/11/11 (1)	10,000	10,000
Orange County California Apartment Development Revenue Refunding VRDB, WLCO LF-Issue G, Series 3, (FNMA LOC), 0.05%, 7/11/11	10,900	10,900
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.07%, 7/11/11	7,800	7,800

MONEY MARKET FUNDS     3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.0% continued
California - 103.0% continued
Riverside County California COPS Aces-Riverside County Public Facilities, Series B, (State Street Corp. LOC), 0.05%, 7/11/11	$6,050	$6,050
Series C, (State Street Corp. LOC), 0.05%, 7/11/11	1,600	1,600
Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.08%, 7/11/11	7,200	7,200
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.05%, 7/11/11	6,000	6,000
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.07%, 7/11/11	7,000	7,000
Sacramento County California Multifamily Housing Revenue Refunding VRDB, Woodbridge Apartments, Series B, (FNMA Gtd.), 0.07%, 7/11/11	7,200	7,200
San Bernardino County California Flood Control District Judgment Obligation Refunding VRDB, (UBS AG LOC), 0.05%, 7/11/11	6,600	6,600
San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Alta Loma Heritage, Series A, (FHLB of San Francisco LOC), 0.09%, 7/11/11	7,264	7,264
San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Montclair Heritage, Series A, (FHLB of San Francisco LOC), 0.12%, 7/11/11	1,620	1,620
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.06%, 7/11/11	7,110	7,110
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB, Series A, 0.06%, 7/11/11	11,800	11,800
San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments, Series A, (FHLMC LOC), 0.05%, 7/11/11	2,750	2,750
Santa Clara County California Housing Authority Multifamily Housing Revenue VRDB, Fountains Project, Series A, (Citibank N.A. LOC), 0.07%, 7/11/11	2,200	2,200
Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A (Union Bank N.A. LOC), 0.08%, 7/11/11	2,900	2,900
Tahoe Forest California Hospital District Revenue VRDB, Health Facilities, (U.S. Bank National Association LOC), 0.05%, 7/1/11	1,620	1,620
Torrance California Revenue VRDB, Torrance Memorial Medical Center, Series B (Citibank N.A. LOC), 0.06%, 7/11/11	8,600	8,600

		496,661

Total Municipal Investments (Cost $496,661)		496,661

Total Investments - 103.0% (Cost $496,661)(2)		496,661

Liabilities less Other Assets - (3.0)%		(14,427)

NET ASSETS - 100.0%		$482,234

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The cost for federal income tax purposes was $496,661.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    4    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	9.6%
Educational Services	8.8
Electric Services and Utilities	6.7
Executive, Legislative and General Government	9.1
Health Services and Residental Care	16.5
Transportation and Water Services	6.0
Urban and Community Development, Housing Programs and Social Services	24.9
All other sectors less than 5%	18.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$496,661	(1)	$—	$496,661

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guaranty Municipal Corporation

COPS - Certificates of Participation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

MONEY MARKET FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 0.2%
Auto Receivables - 0.2%
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1, 0.25%, 9/25/11	$12,195	$12,195

Total Asset-Backed Securities (Cost $12,195)		12,195

CERTIFICATES OF DEPOSIT - 34.6%
Non-U.S. Depository Institutions - 33.4%
Australia & New Zealand Bank,
0.33%, 8/9/11	7,765	7,765
0.33%, 8/10/11	9,315	9,315
0.26%, 8/16/11, FRCD	32,445	32,445
Bank of Montreal, Chicago Branch,
0.22%, 7/12/11, FRCD	15,040	15,040
0.14%, 7/18/11	15,000	15,000
0.27%, 7/25/11, FRCD	15,000	15,000
0.21%, 7/29/11, FRCD	30,000	30,000
Bank of Nova Scotia, Houston,
0.20%, 7/1/11, FRCD	35,000	35,000
0.23%, 7/1/11, FRCD	30,000	30,000
0.25%, 7/1/11, FRCD	33,000	33,000
0.26%, 7/27/11, FRCD	45,000	45,000
Barclays Bank PLC, New York Branch,
0.35%, 7/18/11	80,000	80,000
0.54%, 8/1/11	41,100	41,100
0.75%, 9/7/11, FRCD	25,000	25,000
0.57%, 12/12/11	4,000	4,000
BNP Paribas, Chicago,
0.44%, 7/5/11, FRCD	30,000	30,000
0.28%, 8/5/11	40,000	40,000
0.54%, 9/16/11	30,000	30,000
0.40%, 11/18/11	25,000	25,000
BNP Paribas, S.A., New York Branch,
0.38%, 7/29/11, FRCD	15,000	15,000
Commonwealth Bank of Australia, New York,
0.30%, 8/30/11	30,035	30,035
Credit Agricole CIB New York,
0.24%, 8/2/11	70,000	70,000
Credit Agricole S.A., London,
0.26%, 9/6/11	25,000	25,000
0.25%, 9/13/11	50,000	50,000
0.30%, 10/3/11	20,000	20,000
Credit Industriel Et Commercial,
0.28%, 8/1/11	50,000	50,000
Credit Suisse First Boston LLC,
0.21%, 7/26/11	30,000	30,000
Credit Suisse New York,
0.19%, 8/10/11	10,000	10,000
0.34%, 9/2/11	35,000	35,000
Deutsche Bank A.G., New York Branch,
0.21%, 7/25/11	25,000	25,000
0.21%, 8/2/11	60,000	60,000
Deutsche Bank, New York,
0.27%, 7/1/11	10,000	10,000
HSBC Holdings PLC, London Branch,
0.35%, 8/15/11	50,000	50,000
Lloyds Bank PLC,
0.47%, 8/1/11, FRCD	70,000	70,000
Lloyds Banking Group PLC,
0.23%, 8/19/11	25,000	25,000
Lloyds TSB Bank PLC, New York Branch,
0.21%, 9/1/11	33,000	33,000
National Australia Bank Ltd., London,
0.35%, 7/20/11	45,000	45,000
0.21%, 8/19/11	56,225	56,225
0.35%, 9/26/11	25,000	25,001
0.30%, 11/28/11	40,000	40,000
National Australia Bank Ltd., New York,
0.30%, 7/14/11, FRCD	37,590	37,590
National Bank of Canada, New York,
0.18%, 9/6/11	70,000	70,000
Nordea Bank Finland PLC, New York,
0.20%, 7/19/11	20,000	20,000
0.20%, 7/28/11	30,000	30,000
0.37%, 8/1/11	30,000	30,000
Rabobank N.V.,
0.35%, 10/3/11	24,150	24,150
Rabobank Nederland N.V., New York Branch,
0.29%, 7/5/11, FRCD	15,000	15,000
0.27%, 7/20/11, FRCD	45,000	45,000
0.36%, 7/20/11	50,000	50,000
0.37%, 8/11/11	15,000	15,000
0.35%, 9/15/11	46,815	46,815
Royal Bank of Canada, New York,
0.27%, 7/1/11, FRCD	50,000	50,000

NORTHERN FUNDS QUARTERLY REPORT    6    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 34.6% continued
Non-U.S. Depository Institutions - 33.4% continued
0.30%, 7/8/11, FRCD	$31,155	$31,155
0.19%, 7/21/11, FRCD	25,000	25,000
Royal Bank of Scotland CT,
0.47%, 7/25/11, FRCD	70,000	70,000
0.51%, 8/15/11	17,000	17,000
0.51%, 8/16/11	30,000	30,000
Societe Generale, London Branch,
0.25%, 8/9/11	30,000	30,000
Societe Generale, New York Branch,
0.42%, 7/5/11, FRCD	20,000	20,000
0.36%, 7/18/11, FRCD	10,000	10,000
0.42%, 8/9/11, FRCD	22,000	22,000
0.26%, 9/1/11	25,000	25,000
0.27%, 9/1/11	30,000	30,000
Svenska Handelsbanken, New York,
0.20%, 7/18/11	25,000	25,000
0.24%, 8/30/11	10,000	10,000
Toronto Dominion (USA), Inc.,
0.26%, 7/28/11, FRCD	20,000	20,000
Toronto Dominion Bank, London Branch,
0.17%, 8/3/11	55,000	55,000
Toronto Dominion Bank, New York,
0.27%, 7/12/11, FRCD	20,000	20,000
0.21%, 7/18/11	22,560	22,560
0.17%, 8/23/11	20,000	20,000
UBS A.G., Stamford Branch,
0.20%, 9/30/11	30,000	30,000
Westpac Banking Corp., New York,
0.17%, 7/1/11, FRCD	30,000	30,000
0.19%, 7/1/11, FRCD	10,000	10,000
0.25%, 7/1/11, FRCD	30,000	30,000
0.28%, 7/1/11, FRCD	40,000	40,000
0.27%, 7/13/11, FRCD	15,000	15,000
0.28%, 7/29/11, FRCD	35,000	35,000
0.33%, 10/3/11	60,000	60,000

		2,483,196

U.S. Depository Institutions - 1.2%
Bank of America N.A.,
0.22%, 7/29/11	15,000	15,000
0.20%, 9/15/11	50,000	50,000
Bank of America N.A., New York Branch,
0.21%, 9/28/11	25,000	25,000

		90,000

Total Certificates of Deposit (Cost $2,573,196)		2,573,196

COMMERCIAL PAPER - 21.6%
Foreign Agency and Regional Governments - 3.6%
Caisse Damortissement De La Dette,
0.27%, 8/3/11	25,000	24,998
0.26%, 9/6/11	25,000	24,999
0.35%, 9/23/11	23,350	23,331
0.23%, 10/11/11	14,150	14,140
Caisse Des Depots Et Consignations,
0.19%, 9/23/11	75,000	74,967
0.20%, 9/28/11	75,000	74,963
KFW,
0.33%, 7/19/11	30,645	30,640

		268,038

Multi-Seller Conduits - 15.2%
Amsterdam Funding Corp.,
0.17%, 7/20/11	32,385	32,382
Atlantic Asset Securitization Corp.,
0.26%, 7/6/11	14,125	14,124
0.26%, 7/7/11	10,220	10,220
0.15%, 7/11/11	14,415	14,414
0.23%, 7/22/11	14,715	14,713
0.22%, 8/3/11	14,155	14,152
0.17%, 8/8/11	15,955	15,952
0.21%, 8/9/11	7,805	7,803
0.21%, 8/10/11	4,210	4,209
0.20%, 9/7/11	14,260	14,255
Barton Capital LLC,
0.15%, 7/13/11	13,595	13,594
0.18%, 8/2/11	17,310	17,307
0.17%, 8/8/11	13,125	13,123
0.25%, 8/16/11	20,000	20,000
0.25%, 9/20/11	20,000	20,000
0.25%, 9/22/11	7,760	7,760
0.25%, 9/26/11	11,750	11,750
CAFCO LLC,
0.22%, 7/19/11	15,120	15,119
Chariot Funding LLC,
0.12%, 7/12/11	21,760	21,759

MONEY MARKET FUNDS     7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 21.6% continued
Multi-Seller Conduits - 15.2% continued
0.15%, 7/12/11	$10,000	$10,000
0.19%, 7/12/11	11,275	11,274
0.13%, 7/20/11	23,893	23,891
Charta LLC,
0.22%, 7/19/11	10,585	10,584
0.22%, 7/20/11	16,470	16,468
0.22%, 8/2/11	7,245	7,244
0.21%, 8/15/11	7,390	7,388
0.20%, 8/24/11	7,285	7,283
0.21%, 9/2/11	22,960	22,952
0.18%, 9/14/11	30,000	29,989
Ciesco LLC,
0.21%, 8/11/11	10,910	10,907
0.21%, 8/25/11	7,225	7,223
CRC Funding LLC,
0.22%, 7/19/11	15,220	15,218
0.22%, 7/20/11	4,680	4,679
0.23%, 7/28/11	11,900	11,898
0.20%, 8/16/11	7,235	7,233
0.23%, 9/13/11	30,000	29,986
Fairway Finance Co. LLC,
0.20%, 7/12/11	20,480	20,479
0.20%, 7/15/11	10,800	10,800
Fairway Finance Corp.,
0.23%, 7/1/11	11,185	11,185
Falcon Asset Securitization Co.,
0.19%, 7/12/11	7,520	7,519
Gemini Securitization Corp. LLC,
0.20%, 8/24/11	32,065	32,055
0.20%, 8/25/11	7,050	7,048
0.20%, 9/7/11	7,935	7,932
0.20%, 9/8/11	18,025	18,018
GOVCO LLC,
0.24%, 7/22/11	7,245	7,244
0.22%, 8/8/11	14,155	14,152
0.21%, 8/11/11	7,035	7,033
0.21%, 8/15/11	14,035	14,031
0.21%, 8/18/11	14,020	14,016
0.19%, 9/6/11	16,000	15,994
0.18%, 9/16/11	25,000	24,990
Jupiter Securitization Co. LLC,
0.12%, 7/12/11	29,015	29,014
Kells Funding LLC,
0.22%, 7/21/11	7,610	7,609
0.22%, 7/22/11	3,805	3,805
0.21%, 8/5/11	15,000	14,997
Liberty Street Funding LLC,
0.22%, 7/26/11	10,805	10,803
0.21%, 8/4/11	7,075	7,074
LMA Americas LLC,
0.19%, 7/13/11	7,390	7,390
0.25%, 7/21/11	9,900	9,899
Regency Markets No. 1 LLC,
0.26%, 7/15/11	7,660	7,659
0.18%, 7/25/11	31,620	31,616
0.22%, 8/15/11	6,430	6,428
Salisbury Receivables Co. LLC,
0.18%, 7/7/11	10,645	10,645
0.15%, 7/19/11	7,720	7,719
0.17%, 7/28/11	7,500	7,499
Sheffield Receivables Corp.,
0.20%, 7/7/11	10,000	10,000
0.19%, 9/9/11	11,580	11,576
0.19%, 9/19/11	30,640	30,627
0.20%, 9/20/11	21,820	21,810
Surrey Funding Corp.,
0.20%, 8/2/11	4,500	4,499
Tasman Funding, Inc.,
0.26%, 7/18/11	6,240	6,239
0.23%, 7/20/11	7,725	7,724
0.26%, 7/25/11(1)	2,575	2,575
0.20%, 8/2/11	6,710	6,709
0.23%, 9/7/11	11,715	11,710
Thames Asset Global Securitization No. 1,
0.15%, 7/13/11	8,405	8,405
0.17%, 8/12/11	14,780	14,777
0.20%, 9/1/11	7,600	7,597
Victory Receivables Corp.,
0.30%, 7/11/11	22,440	22,438
0.17%, 7/12/11	6,805	6,804
0.31%, 7/12/11	14,435	14,434
0.30%, 7/14/11	6,095	6,095
0.30%, 7/18/11	15,070	15,068
0.30%, 7/19/11	7,310	7,309
0.18%, 8/12/11	7,290	7,289
Windmill Funding Corp.,
0.20%, 9/16/11	15,495	15,489

		1,130,680

NORTHERN FUNDS QUARTERLY REPORT    8    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 21.6% continued
Non-U.S. Depository Institutions - 1.8%
Commonwealth Bank of Australia, 0.28%, 7/5/11	$40,000	$40,000
0.29%, 8/8/11	2,000	2,000
0.27%, 9/6/11	25,000	25,000
0.28%, 9/6/11	30,000	30,000
RBS Holdings USA, Inc., 0.52%, 8/1/11	10,000	9,995
United Overseas Bank LLC, 0.32%, 7/11/11	14,960	14,959
0.32%, 7/15/11	7,480	7,479

		129,433

Pharmaceuticals - 1.0%
Sanofi Aventis S.A., 0.28%, 7/20/11	23,025	23,022
0.31%, 8/17/11	21,195	21,186
0.31%, 8/18/11	15,090	15,084
0.34%, 9/19/11	15,350	15,338

		74,630

Total Commercial Paper (Cost $1,602,781)		1,602,781

CORPORATE NOTES/BONDS - 5.3%
Foreign Agency and Regional Governments - 1.2%
Eksportfinans A.S., 0.25%, 7/25/11, FRN	7,800	7,800
0.26%, 7/26/11, FRN	13,700	13,700
5.13%, 10/26/11	5,025	5,098
Network Rail Infrastructure Finance, 0.54%, 3/16/12 (1)	13,360	13,360
Royal Bank of Scotland PLC, Government Gtd., 3.00%, 12/9/11 (1)	20,000	20,237
2.63%, 5/11/12 (1)	24,445	24,919

		85,114

Non-U.S. Bank - Non-U.S. Government - 0.1%
Lloyds TSB Bank PLC, Government Gtd., 1.30%, 7/5/11, FRN (1)	10,000	10,073

Non-U.S. Depository Institutions - 1.0%
Australia & New Zealand Bank, 0.49%, 7/25/11, FRN (1)	26,000	26,031
5.13%, 11/14/11	7,940	8,074
Westpac Banking Corp., 0.45%, 7/20/11, FRN (1)	25,000	25,018
0.57%, 7/21/11, FRN (1)	15,000	15,016

		74,139

Pharmaceuticals - 0.6%
Pfizer, Inc., 4.45%, 3/15/12	22,710	23,349
Sanofi Aventis S.A., 0.30%, 9/28/11, FRN	22,765	22,765

		46,114

Supranational - 1.6%
International Bank for Reconstruction and Development, 0.24%, 7/13/11, FRN	70,000	70,000
International Finance Corp., 0.19%, 7/15/11, FRN	50,000	50,000

		120,000

U.S. Depository Institutions - 0.8%
Bank of America Corp., FDIC Gtd., 2.10%, 4/30/12 (2)	57,000	57,818

Total Corporate Notes/Bonds (Cost $393,258)		393,258

EURODOLL AR TIME DEPOSITS - 11.5%
Non-U.S. Depository Institutions - 9.1%
Credit Agricole S.A., London, 0.14%, 7/1/11	100,000	100,000
Credit Suisse, Cayman Islands Branch, 0.04%, 7/1/11	100,000	100,000
Danske Bank A.S., Copenhagen, 0.13%, 7/5/11	100,000	100,000
ING Bank N.V., Amsterdam Branch, 0.16%, 7/13/11	75,000	75,000
National Australia Bank Ltd., Cayman Island, 0.01%, 7/1/11	150,000	150,000
Svenska Handelsbanken, Cayman Island, 0.02%, 7/1/11	150,000	150,000

		675,000

U.S. Depository Institutions - 2.4%
Citibank N.A., Bahamas Branch, 0.07%, 7/1/11	180,000	180,000

Total Eurodollar Time Deposits (Cost $855,000)		855,000

MONEY MARKET FUNDS     9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.7% (3)
Federal Farm Credit Bank - 1.3%
FFCB FRN, 0.17%, 7/1/11	$30,000	$29,991
0.13%, 7/20/11	35,000	34,973
0.22%, 7/20/11	32,000	31,992

		96,956

Federal Home Loan Bank - 4.2%
FHLB Bonds, 4.88%, 11/18/11	35,000	35,613
0.30%, 4/4/12	75,000	74,997
0.39%, 4/25/12	22,525	22,525
0.41%, 4/27/12	17,155	17,155
0.35%, 7/20/12	10,000	10,000
FHLB FRN, 0.30%, 7/1/11	55,000	55,000
0.09%, 7/28/11	50,000	49,999
0.23%, 8/7/11	50,000	49,993

		315,282

Federal Home Loan Mortgage Corporation - 3.7%
FHLMC FRN, 0.24%, 7/1/11	20,000	19,987
0.14%, 7/4/11	65,000	64,947
0.14%, 7/17/11	105,000	104,896
0.15%, 7/19/11	50,000	49,994
0.16%, 7/26/11	35,000	34,995

		274,819

Federal National Mortgage Association - 0.5%
FNMA FRN, 0.21%, 7/23/11	35,000	34,992

Total U.S. Government Agencies (Cost $722,049)		722,049

U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Notes - 3.0%
1.00%, 8/31/11	17,000	17,019
1.00%, 10/31/11	25,000	25,059
1.13%, 12/15/11	20,000	20,076
0.88%, 1/31/12	57,000	57,184
0.88%, 2/29/12	20,000	20,068
4.63%, 2/29/12	55,000	56,564
1.00%, 4/30/12	25,000	25,147

Total U.S. Government Obligations (Cost $221,117)		221,117

Investments, at Amortized Cost ($6,379,596)		6,379,596

REPURCHASE AGREEMENTS - 15.5%
Joint Repurchase Agreements - 1.1% (4)
Bank of America Securities LLC, dated 6/30/11, repurchase price $17,799 0.07%, 7/1/11	17,799	17,799
Morgan Stanley & Co., Inc., dated 6/30/11, repurchase price $17,799 0.00%, 7/1/11	17,799	17,799
Societe Generale, New York Branch, dated 6/30/11, repurchase price $17,799 0.01%, 7/1/11	17,798	17,798
UBS Securities LLC, dated 6/30/11, repurchase price $26,698 0.01%, 7/1/11	26,698	26,698

		80,094

Repurchase Agreements - 14.4% (5)
Bank of America N.A., dated 6/30/11, repurchase price $130,000 0.05%, 7/1/11	130,000	130,000
Citigroup Global Markets, dated 6/30/11, repurchase price $172,292 0.08%, 7/1/11	172,292	172,292
Deutsche Bank Securities, dated 6/30/11, repurchase price $480,001 0.06%, 7/1/11	480,000	480,000
UBS Securities LLC, dated 6/30/11, repurchase price $290,000 0.06%, 7/1/11	290,000	290,000

		1,072,292

Total Repurchase Agreements (Cost $1,152,386)		1,152,386

Total Investments - 101.4% (Cost $7,531,982) (6)		7,531,982

Liabilities less Other Assets - (1.4)%		(106,546)

NET ASSETS - 100.0%		$7,425,436

NORTHERN FUNDS QUARTERLY REPORT    10    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	JUNE 30, 2011 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$17,348	5.00% - 6.25%	8/15/23 -5/15/37
U.S. Treasury Notes	$63,226	1.13% - 4.25%	12/15/11 - 7/15/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$187,983	3.50% - 5.03%	9/1/25 -7/1/38
FNMA	$916,478	3.62% - 6.00%	12/1/20 - 6/1/41

(6)	The cost for federal income tax purposes was $7,531,982.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2011.

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$7,531,982	(1)	$—	$7,531,982

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period . At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

MONEY MARKET FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 4.4%
Non-U.S. Depository Institutions - 4.4%
HSBC Holdings PLC, London Branch, 0.01%, 7/1/11	$300,000	$300,000

Total Eurodollar Time Deposits (Cost $300,000)		300,000

MUNICIPAL INVESTMENTS - 95.7%
Alabama - 0.8%
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.09%, 7/11/11	12,000	12,000
Mobile Alabama Downtown Redevelopment Authority Gulf Opportunity Zone Revenue VRDB, Austal USA LLC Project, Series B (National Australia Bank Limited LOC), 0.07%, 7/11/11	16,075	16,075
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd., Project, (UBS A.G. LOC), 0.07%, 7/11/11	9,165	9,165
West Jefferson Alabama Industrial Development Board PCR Refunding Bonds, Alabama Power Co. Project, 0.11%, 7/11/11	20,000	20,000

		57,240

Alaska - 0.5%
Valdez Alaska Marine Revenue Refunding Bonds, Exxon Pipeline Co. Project, Series A 0.02%, 7/1/11	34,800	34,800

Arizona - 1.4%
Arizona Health Facilities Authority Revenue VRDB, Banner Health, Series B (Bank of Nova Scotia LOC), 0.04%, 7/11/11	1,885	1,885
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA Gtd.), 0.08%, 7/11/11	7,000	7,000
Phoenix Arizona IDA Student Housing Revenue Bonds, Series 2079 (Wells Fargo & Company Gtd.), 0.09%, 7/11/11 (1)	16,450	16,450
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments, (FNMA LOC), 0.08%, 7/11/11	6,790	6,790
Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue Bonds, Salt River Project, Series A 0.09%, 7/11/11 (1)	8,700	8,700
Sun Devil Energy Center LLC Arizona Revenue Refunding Bonds, Arizona State University Project, (AGM Corp Insured), 0.20%, 7/11/11	40,470	40,470
Tucson Arizona IDA VRDB, Housing Family Housing Resource Projects, Series A (FNMA LOC), 0.09%, 7/11/11	16,720	16,720

		98,015

California - 6.2%
ABAG Finance Authority California Revenue Corp. California Insured Senior Living Revenue VRDB, Elder Care Alliance, Series A (Banco Santander S.A. LOC), 0.31%, 7/11/11	9,715	9,715
ABAG Finance Authority For Nonprofit Corp. of California Revenue VRDB, Sharp Healthcare, Series D (Citibank N.A. LOC), 0.06%, 7/11/11	11,000	11,000
California Educational Facilities Authority Revenue VRDB, California Institute of Technology, Series A, 0.05%, 7/11/11	4,100	4,100
California Infrastructure & Economic Development Bank Revenue VRDB, California Academy, Series A (U.S. Bank N.A. LOC), 0.03%, 7/1/11	10,000	10,000
California Infrastructure & Economic Development Bank Revenue VRDB, SRI International, (Wells Fargo Bank N.A. LOC), 0.08%, 7/11/11	300	300

NORTHERN FUNDS QUARTERLY REPORT    12    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
California - 6.2% continued
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.08%, 7/11/11	$12,700	$12,700
California Municipal Finance Authority Revenue VRDB, Chevron USA Recovery Zone, (Chevron Corp Gtd.), 0.04%, 7/1/11	700	700
California State G.O. Bonds, Series A-3, (Bank of Montreal LOC), 0.03%, 7/1/11	7,000	7,000
Series C-4 (Citibank N.A. LOC), 0.07%, 7/11/11	9,150	9,150
California State G.O. VRDB, (Societe Generale LOC), 0.09%, 7/11/11 (1)	20,000	20,000
Subseries A-3 (Bank of America N.A. LOC), 0.08%, 7/11/11	25,000	25,000
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.07%, 7/11/11	55,000	55,000
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/11/11 (1)	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 7/11/11	6,000	6,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.07%, 7/11/11	5,000	5,000
California Statewide Communities Development Authority Revenue Refunding VRDB, Los Angeles County Art Museum, Series S (Union Bank N.A. LOC), 0.05%, 7/6/11	3,200	3,200
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.06%, 7/11/11	24,100	24,100
California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital, Series D (Wachovia Bank N.A. LOC), 0.03%, 7/1/11	1,400	1,400
California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A (Citibank N.A. LOC), 0.06%, 7/11/11	6,200	6,200
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, Series B (FHLMC Gtd.), 0.07%, 7/11/11	6,955	6,955
Eclipse Funding Trust G.O. Bonds, (U.S. Bank N.A. LOC), 0.08%, 7/11/11	10,180	10,180
Foothill De Anza California Community College District G.O., Series 1844 (Wells Fargo & Co. Gtd.), 0.09%, 7/11/11 (1)	12,240	12,240
Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A (FNMA LOC), 0.07%, 7/11/11	18,400	18,400
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-2 0.05%, 7/11/11	3,000	3,000
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-6, 0.04%, 7/11/11	6,300	6,300
Los Angeles California G.O. TRANS, 2.50%, 2/29/12	21,000	21,294
2.50%, 4/30/12	3,200	3,255
Los Angeles County California G.O. TRANS, Series B 2.50%, 3/30/12	15,000	15,241

MONEY MARKET FUNDS     13    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
California - 6.2% continued
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior, Series A1 0.04%, 7/11/11	$6,905	$6,905
Metropolitan Water District Southern California Waterworks Revenue Bonds, Series C 0.09%, 7/11/11	25,225	25,225
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.07%, 7/11/11	5,800	5,800
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-21 (Royal Bank of Canada LOC), 0.13%, 7/11/11 (1) (2)	20,000	20,000
Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (The Bank of New York Mellon Corp. LOC), 0.08%, 7/11/11	18,270	18,270
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Towers, Series A (FHLMC Insured), 0.05%, 7/11/11	15,600	15,600
San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments, Series A (FHLMC LOC), 0.05%, 7/11/11	9,700	9,700
South Placer Wastewater Authority California Wastewater Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.04%, 7/11/11	8,000	8,000

		421,930

Colorado - 1.6%
Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.08%, 7/11/11	9,330	9,330
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue Bonds, Event Center Project, (BNP Paribas LOC), 0.09%, 7/11/11	$10,335	$10,335
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.06%, 7/11/11	680	680
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Bethany Lutheran School Project, (U.S. Bank N.A. LOC), 0.06%, 7/11/11	3,545	3,545
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project, (U.S. Bank N.A. LOC), 0.09%, 7/1/11	5,685	5,685
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Gaston Christian Schools, (Banco Santander S.A. LOC), 0.33%, 7/11/11	9,230	9,230
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project, (Bank of America N.A. LOC), 0.09%, 7/1/11	345	345
Colorado Educational & Cultural Facilities Authority Revenue Refunding Bonds, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.09%, 7/11/11	4,495	4,495
Colorado Educational & Cultural Facilities Authority Revenue VRDB, National Jewish Federal Building Program, Series B-2 (TD Banknorth, Inc. LOC), 0.05%, 7/1/11	11,435	11,435
Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	12,565	12,565
Colorado Health Facilities Authority Revenue Bonds, Senior Living Facilities Eaton Terrace, Series A (U.S. Bank N.A. LOC), 0.06%, 7/11/11	3,185	3,185

NORTHERN FUNDS QUARTERLY REPORT    14    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Colorado - 1.6% continued
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement, (Bank of America N.A. LOC), 0.08%, 7/11/11	$10,945	$10,945
Colorado Health Facilities Authority Revenue VRDB, Bethesda Adult Communities, Series A (BBVA Compass LOC), 0.26%, 7/11/11	9,500	9,500
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series A3 0.10%, 7/11/11	8,795	8,795
Fitzsimons Redevelopment Authority Colorado Revenue Bonds, University Physicians, Inc., (U.S. Bancorp. LOC), 0.08%, 7/11/11	6,110	6,110
Lowry Economic Redevelopment Authority Colorado Revenue Refunding Bonds, Series A (BBVA Compass LOC), 0.80%, 7/11/11	5,900	5,900

		112,080

Connecticut - 0.2%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Pierce Memorial Baptist Home, Series A (Bank of America N.A. LOC), 0.07%, 7/11/11	5,890	5,890
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Kent School, Series E (Bank of America N.A. LOC), 0.25%, 7/11/11	5,655	5,655

		11,545

Delaware - 0.1%
Delaware State Economic Development Authority Revenue VRDB, Peninsula United, Series A (PNC Bancorp., Inc. LOC), 0.04%, 7/1/11	6,070	6,070

District of Columbia - 0.7%
District of Columbia G.O. TRANS, 2.00%, 9/30/11	20,000	20,080
District of Columbia Revenue VRDB, D.C. Preparatory Academy, (M&T Bank Corp. LOC), 0.16%, 7/11/11	4,980	4,980
District of Columbia Revenue VRDB, Henry J Kaiser Foundation, 0.12%, 7/11/11	10,100	10,100
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, (AGM Corp Insured), 0.09%, 7/11/11(1)	11,590	11,590

		46,750

Florida - 8.6%
Alachua County Florida Health Facilities Authority Continuing Care Revenue VRDB, Oak Hammock University Florida Project, Series A (Bank of Scotland PLC LOC), 0.08%, 7/1/11	7,500	7,500
Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank N.A. LOC), 0.18%, 7/11/11	9,800	9,800
BB&T Municipal Trust, Series 1017 (BB&T Corp. LOC), 0.18%, 7/11/11 (1)	31,925	31,925
Brevard County Florida Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.10%, 7/11/11	13,000	13,000
Broward County Florida Revenue VRDB, Maimonides Shalom Academy, (Comerica LOC), 0.10%, 7/11/11	9,285	9,285
Broward County Florida School Board COPS VRDB, Series B (AGM Corp. Insured), 0.11%, 7/11/11	65,000	65,000
Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A (FNMA LOC), 0.09%, 7/11/11	10,700	10,700
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, Series DB-487 (Deutsche Bank A.G. LOC), 0.08%, 7/11/11 (1)	7,080	7,080

MONEY MARKET FUNDS     15    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Florida - 8.6% continued
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B (Bank of America N.A. LOC), 0.03%, 7/1/11	$2,800	$2,800
Florida Housing Finance Agency Revenue Bonds, Multi-Lakes of Northdale, (FNMA Gtd.), 0.09%, 7/11/11	9,610	9,610
Florida Housing Financial Agency Revenue Bonds, (FNMA Insured), 0.09%, 7/11/11	8,500	8,500
Florida Housing Financial Corp. Multifamily Housing Revenue Refunding VRDB, Housing Charleston, Series I-A (FHLMC Insured), 0.08%, 7/11/11	8,050	8,050
Florida Housing Financial Corp. Multifamily Housing Revenue Refunding VRDB, Island Club, Series A (FHLMC Gtd.), 0.08%, 7/11/11	1,940	1,940
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Mortgage Monterey Lake, Series C (FHLMC LOC), 0.08%, 7/11/11	5,815	5,815
Florida State Board of Education Public Education G.O. Refunding Bonds, Capital Outlay, Series D 0.08%, 7/11/11(1)	7,000	7,000
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, Series B-1 (U.S. Bank N.A. LOC), 0.06%, 7/11/11	10,740	10,740
Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/ Sunbelt, Series A (Adventist Health System Sunbelt LOC), 0.08%, 7/11/11	24,890	24,890
Series B (FHLB of Atlanta LOC), 0.08%, 7/11/11	21,825	21,825
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, Series B (Harris Bankcorp., Inc. LOC), 0.06%, 7/11/11	20,000	20,000
Series E (Credit Agricole Corp. & Investment LOC), 0.08%, 7/11/11	24,975	24,975
Series I 0.06%, 7/11/11	10,000	10,000
Jacksonville Electric Authority, 0.19%, 8/8/11	46,000	46,000
Jacksonville Florida Transportation Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.08%, 7/11/11	16,000	16,000
JEA Florida Electric Systems Revenue VRDB, Series B-2 0.07%, 7/11/11	12,000	12,000
JEA Florida Water & Sewer Systems Revenue VRDB, Subseries B-1 0.07%, 7/11/11	9,600	9,600
Lee County Florida IDA Health Care Facilities Revenue VRDB, Shell Point Village Project, Series A (Bank of America N.A. LOC), 0.09%, 7/11/11	16,525	16,525
Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center, Series B (Wachovia Bank N.A. LOC), 0.08%, 7/11/11	5,080	5,080
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, Series 2055 (Wells Fargo Bank N.A. LOC), 0.09%, 7/11/11(1)	15,130	15,130
Miami-Dade County Florida Health Facilities Authority Hospital Revenue Bonds, Miami Children’s Hospital Project, Series B2 (Wachovia Bank N.A. LOC), 0.08%, 7/11/11	22,975	22,975
Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Health Systems, (Adventist Health System/Sunbelt LOC), 0.06%, 7/11/11	7,000	7,000

NORTHERN FUNDS QUARTERLY REPORT    16    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7 %continued
Florida - 8.6% continued
Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Long Term Care, (PNC Bancorp., Inc. LOC), 0.08%, 7/11/11	$4,185	$4,185
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E (BB&T Corp. LOC), 0.10%, 7/11/11	4,500	4,500
Orange County Florida Housing Financial Authority Multifamily Revenue Refunding Bonds, Housing Post Lake Apartments Project, (FNMA Insured), 0.09%, 7/11/11	28,000	28,000
Orange County Florida Housing Financial Authority Multifamily Revenue Refunding VRDB, Housing Heather Glen, Series E (FNMA Insured), 0.08%, 7/11/11	10,000	10,000
Palm Beach County Florida Solid Waste Authority Revenue Bonds, (U.S.Treasury Escrowed) 1.00%, 1/12/12	61,000	61,188
Sunshine State Governmental Financing Community Florida Revenue VRDB, Miami-Dade County Program, Series D (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/11/11	6,525	6,525
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.10%, 7/11/11	13,590	13,590

		588,733

Georgia - 1.5%
Clayton County Georgia Multifamily Housing Authority Revenue Bonds, Rivers Edge Development, (FHLMC Gtd.), 0.09%, 7/11/11	3,960	3,960
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.09%, 7/11/11	4,300	4,300
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, (FNMA Collateralized) 0.09%, 7/11/11	14,900	14,900
Fulton County Georgia Residential Care Facilities Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C (Bank of Scotland PLC LOC), 0.07%, 7/11/11	6,175	6,175
Gainesville & Hall County Georgia Development Authority Revenue VRDB, Senior Living Facilities, Lanier Village, Series B (TD Banknorth, Inc. LOC), 0.03%, 7/1/11	7,700	7,700
Georgia Municipal Gas Authority Revenue Refunding Bonds, Gas Portfolio III, Series J 2.00%, 11/16/11	635	638
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.09%, 7/11/11	7,360	7,360
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, Series A 0.09%, 7/11/11	25,000	25,000
Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC Insured), 0.09%, 7/11/11	6,000	6,000
Roswell Georgia Multifamily Housing Authority Revenue Refunding VRDB, Chambrel Roswell, (FNMA Gtd.), 0.09%, 7/11/11	10,000	10,000
Smyrna Georgia Multifamily Housing Authority Revenue Bonds, F & M Villages Project, (FNMA Gtd.), 0.09%, 7/11/11	3,400	3,400
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Gardens Post Village Project, (FNMA Gtd.), 0.09%, 7/11/11	11,200	11,200

MONEY MARKET FUNDS     17    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Georgia - 1.5% continued
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Hills of Post Village Project, (FNMA Gtd.), 0.09%, 7/11/11	$4,400	$4,400

		105,033

Idaho - 0.3%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A (Wells Fargo Bank N.A. LOC), 0.08%, 7/11/11	8,100	8,100
Series B (Harris Bankcorp., Inc. LOC), 0.08%, 7/11/11	12,000	12,000

		20,100

Illinois - 9.6%
BB&T Municipal Trust G.O., Series 2021 (BB&T Corp. LOC), 0.13%, 7/11/11 (1)	16,720	16,720
BB&T Municipal Trust Revenue Bonds, Series 5001 (Rabobank Nederland NV LOC), 0.18%, 7/11/11 (1)	24,700	24,700
Chicago Illinois Board of Education G.O. Refunding VRDB, Series B (JPMorgan Chase Bank N.A. LOC), 0.05%, 7/1/11	20,500	20,500
Chicago Illinois G.O. Refunding VRDB, Series E 0.22%, 7/1/11	53,500	53,500
Series F 0.20%, 7/1/11	9,025	9,025
Series G 0.22%, 7/1/11	20,000	20,000
Chicago Illinois G.O. VRDB, Neighborhoods Alive 21, Series B-3 (Bank of America N.A. LOC), 0.08%, 7/1/11	44,600	44,600
Series B-4 (The Bank of New York Mellon Corp. LOC), 0.05%, 7/1/11	18,640	18,640
Chicago Illinois O’Hare International Airport Revenue VRDB, Series B (Societe Generale LOC), 0.07%, 7/11/11	4,215	4,215
Chicago Illinois Water Revenue VRDB, Subseries 04-3 (State Street Bank and Trust Co. LOC), 0.06%, 7/11/11	3,185	3,185
Subseries 2000-2 0.05%, 7/1/11	35,000	35,000
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears G.O., Series DBE-651 (Deutsche Bank A.G. Gtd.), 0.19%, 7/11/11(1)	7,049	7,049
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, Series DBE-660 (Deutsche Bank A.G. Gtd.), 0.08%, 7/11/11 (1)	9,136	9,136
Illinois Development Financial Authority IDR VRDB, Institution Gas Technology Project, (Harris Bankcorp., Inc. LOC), 0.11%, 7/11/11	1,400	1,400
Illinois Development Financial Authority IDR VRDB, United Methodist Homes, Series A (Harris Bankcorp., Inc. LOC), 0.11%, 7/11/11	1,160	1,160
Illinois Development Financial Authority Revenue Bonds, Carmel High School Project, (Bank of America N.A. LOC), 0.12%, 7/11/11	6,500	6,500
Illinois Development Financial Authority Revenue VRDB, Evanston Northwestern, Series B 0.05%, 7/1/11	38,885	38,885
Illinois Development Financial Authority Revenue VRDB, Jewish Council Youth Services, (Harris Bankcorp., Inc. LOC), 0.11%, 7/11/11	2,755	2,755
Illinois Development Financial Authority Revenue VRDB, Learn Charter School Project, (Harris Bankcorp., Inc. LOC), 0.11%, 7/11/11	2,830	2,830
Illinois Development Financial Authority Revenue VRDB, Wheaton Academy Project, (Harris Bankcorp., Inc. LOC), 0.12%, 7/11/11	9,000	9,000

NORTHERN FUNDS QUARTERLY REPORT    18    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Illinois - 9.6% continued
Illinois Educational Facilities Authority Revenue Bonds, Aurora University, (Harris Bankcorp., Inc. LOC), 0.10%, 7/11/11	$12,200	$12,200
Illinois Educational Facilities Authority Revenue Bonds, The Adler Planetarium, (FHLB of Boston LOC), 0.08%, 7/11/11	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue Bonds, IIT State, Series A (Harris Bankcorp., Inc. LOC), 0.12%, 7/11/11	19,195	19,195
Illinois Finance Authority Revenue Bonds, Northwestern University, 0.43%, 3/1/12	15,000	15,000
Illinois Finance Authority Revenue Bonds, Rest Haven Christian Service, Series B (Banco Santander S.A. LOC), 0.33%, 7/11/11	2,845	2,845
Series C (Sovereign Bank LOC), 0.33%, 7/11/11	6,465	6,465
Illinois Finance Authority Revenue Bonds, Robert Morris College, (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	8,645	8,645
Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place, Series B (Lloyds Banking Group PLC LOC), 0.33%, 7/11/11	9,800	9,800
Illinois Financial Authority PCR Refunding VRDB, Commonwealth Edison Co., Series E (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/11/11	8,305	8,305
Illinois Financial Authority Revenue Bonds, All Saints Catholic, Series A (Harris Bankcorp., Inc. LOC), 0.11%, 7/11/11	9,400	9,400
Illinois Financial Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.12%, 7/11/11	5,300	5,300
Illinois Financial Authority Revenue VRDB, Landing at Plymouth Place, Series C (Bank of America N.A. LOC), 0.08%, 7/11/11	14,450	14,450
Illinois Financial Authority Revenue VRDB, Loyola University Health System, Series B (Harris Bankcorp., Inc. LOC), 0.06%, 7/11/11	34,000	34,000
Illinois Financial Authority Revenue VRDB, The Clare at Water Tower Project, Series D (Bank of America N.A. LOC), 0.11%, 7/11/11	89,300	89,300
Illinois Financing Authority Revenue Bonds, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.06%, 7/11/11	7,465	7,465
Illinois Financing Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.06%, 7/11/11	5,690	5,690
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp., Inc. LOC), 0.11%, 7/11/11	6,920	6,920
Kane County Illinois Revenue Bonds, Glenwood School For Boys, (Harris Bankcorp., Inc. LOC), 0.10%, 7/11/11	5,700	5,700
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.08%, 7/11/11	26,525	26,525
Quad Cities Regional Economic Development Authority Illinois Revenue Bonds, Augustana College, (Harris Bankcorp., Inc. LOC), 0.09%, 7/11/11	14,500	14,500
University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/11/11	9,500	9,500
University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.09%, 7/11/11	7,875	7,875

		653,880

MONEY MARKET FUNDS     19    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Indiana - 1.6%
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue Bonds, Series DBE-549 0.08%, 7/11/11 (1)	$5,745	$5,745
Series DBE-584 (Deutsche Bank A.G. Gtd.), 0.08%, 7/11/11 (1)	9,365	9,365
East Porter County School Building Corp. Revenue Bonds, Spears, Series DB-145 (Deutsche Bank A.G. Insured), 0.08%, 7/11/11 (1) (2)	5,665	5,665
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.08%, 7/11/11 (1)	9,445	9,445
Indiana Bond Bank Revenue Notes, Advance Funding Program, Series A 2.00%, 1/5/12	10,000	10,075
Indiana Financial Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana, (Harris Bankcorp., Inc. LOC), 0.06%, 7/11/11	6,100	6,100
Indiana Health & Educational Facilities Financing Authority Revenue Refunding VRDB, Community Village Hartsfield, Series A (Harris Bankcorp., Inc. LOC), 0.06%, 7/11/11	6,730	6,730
Indiana Health Facilities Financing Authority Revenue VRDB, Senior Living Greencroft Obligation, (Bank of America N.A. LOC), 0.08%, 7/11/11	10,194	10,194
Indiana Health Facility Financing Authority Revenue VRDB, Bethesda Living Center, Series B (Bank of America N.A. LOC), 0.08%, 7/11/11	4,410	4,410
Indiana Municipal Power Agency Power Supply Systems Revenue Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.14%, 7/11/11 (1)	15,315	15,315
Indiana State Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Industry Project, Series A-4 (Bank of America N.A. LOC), 0.04%, 7/1/11	25,100	25,100

		108,144

Iowa - 0.5%
Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project, (U.S. Bancorp. LOC), 0.07%, 7/1/11	2,600	2,600
Iowa Finance Authority Private College Revenue VRDB, Central College Project, (Wells Fargo Bank N.A. LOC), 0.08%, 7/1/11	11,500	11,500
Iowa Financial Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.09%, 7/11/11	2,645	2,645
Iowa Financial Authority Private College Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.08%, 7/1/11	1,200	1,200
Iowa Financial Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.07%, 7/1/11	3,100	3,100
Iowa Financial Authority Retirement Community Revenue VRDB, Edgewater A Wesley, Series E (Banco Santander S.A. LOC), 0.33%, 7/11/11	6,805	6,805
Urbandale Iowa IDR Bonds, Aurora Bus Park, 0.11%, 7/11/11	8,900	8,900

		36,750

NORTHERN FUNDS QUARTERLY REPORT    20    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Kansas - 0.2%
Kansas State Development Financial Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, Series C (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/11/11	$12,670	$12,670

Kentucky - 1.3%
Boone County Kentucky PCR Refunding VRDB, Duke Energy, (Wells Fargo Bank N.A. LOC), 0.07%, 7/11/11	6,000	6,000
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (BB&T Corp. LOC), 0.09%, 7/11/11	13,800	13,800
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A (U.S. Bank N.A. LOC), 0.11%, 7/11/11	8,850	8,850
Henderson County Kentucky Revenue Refunding VRDB, Murray Calloway Hospital, (BB&T Corp. LOC), 0.14%, 7/11/11	1,115	1,115
Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4 (BB&T Corp. LOC), 0.09%, 7/11/11	24,000	24,000
Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A (BB&T Corp. LOC), 0.11%, 7/11/11	3,300	3,300
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.10%, 7/11/11	4,015	4,015
Series B (KBC Groep N.V. LOC), 0.10%, 7/11/11	7,705	7,705
Kentucky Rural Water Finance Corp. Public Project Revenue Notes, Series C-1 1.50%, 12/1/11	10,000	10,035
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A (U.S. Bank N.A. LOC), 0.11%, 7/11/11	8,237	8,237

		87,057

Louisiana - 0.3%
Louisiana Public Facilities Authority Revenue VRDB, Commcare Corp. Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	14,715	14,715
Louisiana State G.O. Refunding VRDB, Series A (BNP Paribas LOC), 0.15%, 7/11/11	2,000	2,000
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series B (JPMorgan Chase Bank N.A. LOC), 0.10%, 7/11/11	5,700	5,700

		22,415

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Series A (KBC Groep N.V. LOC), 0.14%, 7/11/11	27,420	27,420

Maryland - 3.4%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, (M&T Bank Corp. LOC), 0.16%, 7/11/11 (1)	9,095	9,095
Baltimore County Maryland Housing Revenue Refunding Bonds, Mortgage GNMA Spring Hill, (KBC Groep N.V. LOC), 0.10%, 7/11/11	9,920	9,920
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, (M&T Bank Corp. LOC), 0.16%, 7/11/11	3,885	3,885
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (M&T Bank Corp. LOC), 0.16%, 7/11/11	4,450	4,450

MONEY MARKET FUNDS     21    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Maryland - 3.4% continued
Maryland Health Higher Education, (Bank of America N.A. LOC), 0.13%, 7/7/11	$64,550	$64,550
Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial, Inc., (M&T Bank Corp. LOC), 0.11%, 7/11/11	2,640	2,640
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (M&T Bank Corp. LOC), 0.16%, 7/11/11	5,785	5,785
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, Series A (BB&T Corp. LOC), 0.08%, 7/11/11	3,120	3,120
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Health Care, Series A (M&T Bank Corp. LOC), 0.08%, 7/11/11	9,970	9,970
Series B (M&T Bank Corp. LOC), 0.20%, 7/11/11	8,200	8,200
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A (Bank of America N.A. LOC), 0.08%, 7/11/11	19,650	19,650
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (BB&T Corp. LOC), 0.10%, 7/11/11	34,860	34,860
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, Series B (BB&T Corp. LOC), 0.08%, 7/11/11	3,800	3,800
Montgomery County Maryland Commercial Paper, 0.20%, 8/5/11	16,000	16,000
Montgomery County Maryland Economic Development Revenue VRDB, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.09%, 7/11/11	31,305	31,305
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A (Bank of America N.A. LOC), 0.08%, 7/11/11	2,470	2,470

		229,700

Massachusetts - 3.6%
BB&T Municipal Trust Revenue Bonds, Series 2030 (BB&T Corp. LOC), 0.13%, 7/11/11 (1)	16,415	16,415
Massachusetts Bay Transportation Authority, 0.32%, 7/7/11	46,125	46,125
Massachusetts State Development Financial Agency Revenue Bonds, Massachusetts Credit-Wilber School Apartments, Series A (FHLB of Atlanta LOC), 0.10%, 7/11/11	5,350	5,350
Massachusetts State Development Financial Agency Revenue Bonds, Seven Hills Foundation, Series A (TD Banknorth, Inc. LOC), 0.09%, 7/11/11	3,900	3,900
Massachusetts State Development Financial Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Banknorth, Inc. LOC), 0.10%, 7/11/11	4,700	4,700
Massachusetts State Development Financial Agency Revenue VRDB, Briarwood Retirement, Series A (Banco Santander S.A. LOC), 0.31%, 7/11/11	8,125	8,125
Massachusetts State Development Financial Agency Revenue VRDB, Groton School, 0.07%, 7/11/11	9,500	9,500
Massachusetts State Development Financial Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/11/11	63,855	63,855
Massachusetts State Development Financial Agency Revenue VRDB, Phillips Academy, 0.05%, 7/11/11	19,600	19,600
Massachusetts State Development Financial Agency Revenue VRDB, Seashore Point-Deaconess, Inc., (Banco Santander S.A. LOC), 0.31%, 7/11/11	5,475	5,475

NORTHERN FUNDS QUARTERLY REPORT    22    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Massachusetts - 3.6% continued
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts, (HSBC Bank USA N.A. LOC), 0.08%, 7/11/11	$1,480	$1,480
Massachusetts State Water Resource Authority Refunding VRDB, Series A-2 0.05%, 7/11/11	12,500	12,500
Series A-3 0.06%, 7/11/11	25,600	25,600
Revere Massachusetts Multifamily Housing Authority Mortgage Revenue Refunding VRDB, Waters Edge Apartments Project, Series C (AGM Corp Insured), 0.19%, 7/11/11	23,990	23,990

		246,615

Michigan - 1.8%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligation Revenue Bonds, Glacier Hills, Inc. Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	12,360	12,360
Ann Arbor Michigan Economic Development Corp. Ltd. Obligation Revenue Refunding Bonds, Glacier Hills Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	4,495	4,495
Detroit Michigan Sewer Disposal Revenue Bonds, Series B (AGM Corp Insured), 0.29%, 7/11/11 (1)	5,450	5,450
Michigan Finance Authority State Aid Notes, Series D-1 2.00%, 8/19/11	11,500	11,518
Series D-3 2.00%, 8/22/11	10,000	10,023
Michigan State G.O. Notes, Series A 2.00%, 9/30/11	45,000	45,176
Michigan State Hospital Finance Authority Revenue Refunding VRDB, McLaren Health Care, Series B (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	7,500	7,500
Michigan State Hospital Finance Authority Revenue VRDB, Covenant Retirement, Series A (Bank of America N.A. LOC), 0.08%, 7/11/11	7,630	7,630
Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital, (AGM Corp Insured), 0.17%, 7/11/11	14,400	14,400
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Insured), 0.10%, 7/11/11	3,305	3,305
Michigan State Strategic Fund Ltd. Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/11/11	4,445	4,445

		126,302

Minnesota - 1.6%
Austin Minnesota Multifamily Housing Authority & Redevelopment Revenue Refunding VRDB, Cedars Austin Project, Series A (Bank of America N.A. LOC) 0.21%, 7/11/11	4,320	4,320
Burnsville Minnesota Housing Revenue VRDB, Provence LLC Project, Series A (Bank of America N.A. LOC), 0.10%, 7/11/11	15,650	15,650
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bancorp. LOC), 0.10%, 7/11/11	4,300	4,300
0.10%, 7/11/11	6,900	6,900
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A (FNMA Insured), 0.10%, 7/11/11	8,400	8,400
Maple Grove Minnesota Economic Development Revenue Bonds, Heritage Christian Academy, (U.S. Bank N.A. LOC), 0.06%, 7/11/11	4,840	4,840

MONEY MARKET FUNDS     23    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Minnesota - 1.6% continued
Minneapolis Minnesota Revenue VRDB, People Serving People Project, Series B (U.S. Bank N.A. LOC), 0.07%, 7/1/11	$1,795	$1,795
Minnesota State G.O. Refunding Bonds, 0.12%, 7/11/11 (1)	25,900	25,900
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-19 (Royal Bank of Canada LOC), 0.18%, 7/11/11 (1)	15,000	15,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A (U.S. Bank N.A. LOC), 0.08%, 7/11/11	14,300	14,300
St. Paul Minnesota Housing & Redevelopment Authority Revenue VRDB, Minnesota Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 7/1/11	6,730	6,730

		108,135

Mississippi - 2.6%
Jackson County Mississippi Pollution Control Revenue Refunding Bonds, Chevron USA, Inc. Project, (Chevron Corp Gtd.), 0.02%, 7/1/11	27,200	27,200
Mississippi Business Finance Corp. Health Care Facilities Corp. VRDB, Rush Medical Foundation Project, (U.S. Bank N.A. LOC), 0.08%, 7/11/11	13,500	13,500
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, Series D (Chevron Corp Gtd.), 0.04%, 7/1/11	5,000	5,000
Series L (Chevron Corp Gtd.), 0.03%, 7/1/11	39,000	39,000
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc., Series D 0.07%, 7/11/11	13,000	13,000
Mississippi Business Finance Corp. Mississippi Revenue VRDB, Edgewater Retail Partners, (BBVA Compass LOC), 0.74%, 7/11/11	17,000	17,000
Mississippi Business Finance Corp. Mississippi Revenue VRDB, Fondren Place Development Co., (FHLB of Dallas LOC), 0.09%, 7/11/11	10,575	10,575
Mississippi Business Finance Corp., Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. Project, Series I (Chevron Corp Gtd.), 0.02%, 7/1/11	41,000	41,000
Perry County Mississippi PCR Refunding Bonds, Leaf River Forest Production Project, (Bank of America N.A. LOC), 0.11%, 7/11/11	13,000	13,000

		179,275

Missouri - 3.2%
Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.10%, 7/11/11	6,845	6,845
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments, (FHLMC LOC), 0.09%, 7/11/11	8,000	8,000
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.09%, 7/11/11	4,045	4,045
Missouri Development Finance Board, (U.S. Bank N.A. LOC), 0.15%, 8/2/11	63,937	63,937
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Prairie State Project, Series A (Berkshire Hathaway, Inc. Insured), 0.10%, 7/11/11 (1)	20,385	20,385

NORTHERN FUNDS QUARTERLY REPORT    24    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Missouri - 3.2% continued
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Missouri Synod, Series A (Bank of America N.A. LOC), 0.09%, 7/1/11	$17,070	$17,070
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C, 0.09%, 7/1/11	8,290	8,290
Series C 5 0.06%, 7/11/11	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.06%, 7/11/11	22,940	22,940
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.20%, 7/11/11	1,500	1,500
Missouri State Public Utilities Commission Revenue Notes, 2.00%, 8/1/11	7,330	7,338
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC Gtd.), 0.08%, 7/11/11 (1)	7,355	7,355
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.09%, 7/11/11	6,170	6,170
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.09%, 7/11/11	19,000	19,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.09%, 7/11/11	10,700	10,700
St. Louis County Missouri IDA Revenue Refunding VRDB, Friendship Village, Series B (Bank of America N.A. LOC), 0.09%, 7/11/11	3,715	3,715

		215,890

Nebraska - 0.9%
Douglas County Nebraska Hospital Authority Revenue Refunding VRDB, Children’s Health Facilities, Series A (U.S. Bank N.A. LOC), 0.07%, 7/1/11	5,120	5,120
Lancaster County Nebraska Hospital Authority Revenue Refunding VRDB, BryanLGH Medical Center, Series B-1 (U.S. Bank N.A. LOC), 0.07%, 7/1/11	6,000	6,000
Nebraska Educational Financial Authority Revenue Refunding Bonds, Creighton University Projects, (JPMorgan Chase Bank N.A. LOC), 0.04%, 7/1/11	19,900	19,900
Omaha Public Power District Nebraska Separate Electrical Revenue Bonds, Series 2-A (Berkshire Hathaway, Inc. Insured), 0.10%, 7/11/11 (1)	27,760	27,760

		58,780

Nevada - 0.5%
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B (U.S. Bank N.A. LOC), 0.06%, 7/11/11	3,600	3,600
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.06%, 7/11/11	8,800	8,800
Las Vegas Nevada Economic Development Revenue VRDB, Keep Memory Alive Project, Series A (The Bank of New York Mellon Corp. LOC), 0.08%, 7/11/11	20,000	20,000

		32,400

MONEY MARKET FUNDS     25    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
New Hampshire - 1.8%
New Hampshire Health & Education Facilities Authority Hospital Revenue VRDB, Catholic Medical Center, Series B (FHLB of Boston LOC), 0.11%, 7/11/11	$15,100	$15,100
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A (FHLB of Boston LOC), 0.09%, 7/11/11	10,770	10,770
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, Series B (FHLB of Boston LOC), 0.11%, 7/11/11	3,305	3,305
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.09%, 7/11/11	25,000	25,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, University Systems, Series B-1, 0.04%, 7/1/11	45,475	45,475
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Banknorth, Inc. LOC), 0.07%, 7/1/11	5,500	5,500
New Hampshire Higher Educational & Health Facilities Authority Revenue Bonds, Riverwoods at Exeter, Series B (Bank of America N.A. LOC), 0.09%, 7/11/11	7,835	7,835
New Hampshire State Business Finance Authority Revenue VRDB, Monadnock Community Hospital, (TD Banknorth, Inc. LOC), 0.06%, 7/1/11	12,740	12,740

		125,725

New Jersey - 0.3%
New Jersey Economic Development Authority Revenue Bonds, Passaic Hebrew Institution, (Banco Santander S.A. LOC), 0.30%, 7/11/11	6,150	6,150
New Jersey Economic Development Authority Revenue Refunding VRDB, Cedar Crest Village, Inc., Series A (Banco Santander S.A. LOC), 0.30%, 7/11/11	9,255	9,255
New Jersey Economic Development Authority Revenue Refunding VRDB, Cranes Mill Project, Series B (TD Banknorth, Inc. LOC), 0.10%, 7/11/11	285	285
New Jersey Economic Development Authority Revenue VRDB, Cranes Mill Project, Series B (TD Banknorth, Inc. LOC), 0.10%, 7/11/11	2,405	2,405
New Jersey Economic Development Authority Revenue VRDB, Frisch School Project, (Banco Santander S.A. LOC), 0.30%, 7/11/11	2,400	2,400

		20,495

New Mexico - 1.6%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, 0.09%, 7/11/11	74,900	74,900
New Mexico State Hospital Equipment Loan Council Hospital Revenue VRDB, Presbyterian Healthcare, Series B 0.10%, 7/11/11	17,700	17,700
Series C 0.10%, 7/11/11	20,800	20,800

		113,400

New York - 5.6%
BB&T Municipal Trust Revenue Bonds, Series 2009 (BB&T Corp. LOC), 0.13%, 7/11/11 (1)	12,465	12,465
Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, ElmiraCollege Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	13,500	13,500
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.08%, 7/11/11 (1)	19,865	19,865

NORTHERN FUNDS QUARTERLY REPORT    26    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
New York - 5.6% continued
Hempstead Town New York Indutrial Development Agency Civic Facility Revenue VRDB, Hebrew Academy, (Banco Santander S.A. LOC), 0.27%, 7/1/11	$4,000	$4,000
Metropolitan Transportation Authority New York Revenue Refunding Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.10%, 7/11/11 (1)	31,680	31,680
Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project, (M&T Bank Corp. LOC), 0.14%, 7/11/11	2,000	2,000
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.09%, 7/11/11	50,000	50,000
New York City, New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (M&T Bank Corp. LOC), 0.14%, 7/11/11	2,000	2,000
New York Liberty Development Corp. Liberty Revenue VRDB, World Trade Center, Series A-2 (U.S. Treasury Escrowed) 0.35%, 2/1/12	135,000	135,000
New York State Dormitory Authority Revenues Non-State Supported Debt VRDB, Samaritan Medical Center, Series B (HSBC Bank USA N.A. LOC), 0.06%, 7/11/11	9,990	9,990
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A (FNMA Insured), 0.07%, 7/11/11	1,900	1,900
New York State Tollway Authority General Revenue BANS, Series A 2.00%, 7/12/12	20,000	20,328
New York State Urban Development Corp. Revenue Bonds, Personal Income Tax, Series C-1 (U.S. Treasury Escrowed) 0.09%, 7/11/11 (1)	19,500	19,500
New York, New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Elliott Chelsea Development, Series A (Citibank N.A. LOC), 0.06%, 7/11/11	3,020	3,020
New York, New York City Municipal Finance Authority, Water & Sewer Systems Revenue Bonds, Series 3A 0.02%, 7/1/11	15,250	15,250
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (M&T Bank Corp. LOC), 0.14%, 7/11/11	6,875	6,875
Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series A 3.00%, 7/11/11	5	5
Series C (JPMorgan Chase Bank N.A. LOC), 0.06%, 7/11/11	24,400	24,400
Westchester County New York Industrial Development Agency Continuing Care Retirement Refunding VRDB, Hebrew Hospital Senior Housing, Inc., (M&T Bank Corp. LOC), 0.14%, 7/11/11	12,225	12,225

		384,003

North Carolina - 2.9%
BB&T Municipal Trust, Series 1036 (BB&T Corp. LOC), 0.23%, 7/11/11 (1)	5,485	5,485
Series 1038 (BB&T Corp. LOC), 0.25%, 7/11/11 (1)	9,595	9,595
Guilford County North Carolina G.O. VRDB, Series B 0.06%, 7/11/11	4,400	4,400
0.07%, 7/11/11	15,555	15,555
Mecklenburg County North Carolina COPS VRDB, 0.10%, 7/11/11	16,840	16,840

MONEY MARKET FUNDS     27    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
North Carolina - 2.9% continued
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (BB&T Corp. LOC), 0.10%, 7/11/11	$5,800	$5,800
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, (BB&T Corp. LOC), 0.10%, 7/11/11	6,100	6,100
North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series B (Wachovia Bank N.A. LOC), 0.06%, 7/11/11	13,700	13,700
North Carolina Capital Facilities Financing Agency Revenue Bonds, Duke University Project, Series A 0.09%, 7/11/11 (1)	12,000	12,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health System Eastern, Series B1 (BB&T Corp. LOC), 0.08%, 7/11/11	4,800	4,800
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C (Wachovia Bank N.A. LOC), 0.08%, 7/11/11	15,650	15,650
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A 0.10%, 7/11/11	24,350	24,350
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Person Memorial Hospital, (BB&T Corp. LOC), 0.10%, 7/11/11	9,330	9,330
North Carolina Medical Care Commission Hospital Revenue Bonds, Aces-Pooled Equipment Financing Project, (KBC Groep N.V. LOC), 0.11%, 7/11/11	8,000	8,000
Person County North Carolina Industrial Facilities & Pollution Control Financing Authority VRDB, Certainteed Gypsum, Inc., 0.07%, 7/11/11	16,625	16,625
Raleigh North Carolina Enterprise System Revenue Bonds, Series A 0.08%, 7/11/11 (1)	10,940	10,940
University of North Carolina Chapel Hill Revenue Refunding Bonds, Series A 0.09%, 7/11/11 (1)	5,800	5,800
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C 0.09%, 7/11/11	11,105	11,105

		196,075

Ohio - 2.2%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	13,595	13,595
Athens County Ohio Port Authority Housing Revenue Bonds, University Housing For Ohio, Inc. Project, (Wachovia Bank N.A. LOC), 0.08%, 7/11/11	27,490	27,490
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.09%, 7/11/11	3,000	3,000
Cuyahoga County Ohio Health Care & Independent Living Facilities Revenue VRDB, Eliza Jennings Senior Care, Series B (Banco Santander S.A. LOC), 0.33%, 7/11/11	21,660	21,660
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp., Inc. LOC), 0.08%, 7/11/11	23,160	23,160
Cuyahoga County Ohio, 0.30%, 7/1/11	23,600	23,600

NORTHERN FUNDS QUARTERLY REPORT    28    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Ohio - 2.2% continued
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B (PNC Bancorp., Inc. LOC), 0.08%, 7/11/11	$4,500	$4,500
Lancaster Port Authority Ohio Gas Revenue VRDB, 0.09%, 7/11/11	5,800	5,800
Montgomery County Ohio Economic Development Revenue Bonds, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.09%, 7/11/11	5,000	5,000
Ohio Multifamily Housing Financial Agency Revenue VRDB, Chambrel At Montrose, Series F (FNMA LOC), 0.09%, 7/11/11	6,651	6,651
Ohio State Water Development Authority Pollution Control Facilities Revenue Refunding VRDB, FirstEnergy General Corp., Series A (Barclays PLC LOC), 0.03%, 7/1/11	7,000	7,000
Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A (JPMorgan Chase Bank N.A. LOC), 0.10%, 7/11/11	3,565	3,565
Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.09%, 7/11/11	3,800	3,800
Washington County Ohio Hospital Revenue Bonds, Facilities Marietta Area Health Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 7/11/11	2,350	2,350

		151,171

Oklahoma - 0.3%
Oklahoma State Turnpike Authority Revenue Refunding VRDB, Series E 0.04%, 7/1/11	16,400	16,400
Oklahoma State Water Resource Board, State Loan Program Revenue Bonds, 0.55%, 9/1/11	1,965	1,965

		18,365

Oregon - 0.6%
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A (U.S. Bancorp. LOC), 0.10%, 7/11/11	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series A (FNMA LOC), 0.08%, 7/11/11	28,530	28,530
Oregon State Health Housing Educational & Cultural Facilities Authority VRDB, The Evangelical Lutheran, Series A (U.S. Bank N.A. LOC), 0.12%, 7/11/11	2,150	2,150
Yamhill County Oregon Hospital Authority Revenue Refunding VRDB, Friendsview Community, (U.S. Bank N.A. LOC), 0.07%, 7/1/11	8,425	8,425

		42,805

Pennsylvania - 3.2%
BB&T Municipal Trust Revenue Bonds, Series 2028 (BB&T Corp. LOC), 0.13%, 7/7/11 (1)	24,920	24,920
Beaver County Pennsylvania IDA PCR Refunding VRDB, FirstEnergy Generation, (Barclays PLC LOC), 0.03%, 7/1/11	2,600	2,600
Beaver County Pennsylvania IDA PCR Refunding VRDB, FirstEnergy, Series A (Bank of Nova Scotia LOC), 0.06%, 7/11/11	13,525	13,525
Series B (Royal Bank of Scotland N.V. LOC), 0.09%, 7/11/11	10,000	10,000
Beaver County, Pennsylvania IDA PCR VRDB, FirstEnergy Nuclear, Series B (Citibank N.A. LOC), 0.06%, 7/11/11	11,700	11,700
Berks County Pennsylvania Municipal Authority Revenue Bonds, Reading Hospital & Medical Center Project, Series A-1 (Royal Bank of Canada LOC), 0.09%, 7/11/11 (1)	10,000	10,000

MONEY MARKET FUNDS     29    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Pennsylvania - 3.2% continued
Berks County Pennsylvania Municipal Authority Revenue VRDB, Phoebe-Devitt Homes Project, Series A (Banco Santander S.A. LOC), 0.33%, 7/11/11	$3,960	$3,960
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.08%, 7/11/11	2,485	2,485
Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Asbury Obligated Group, (KBC Groep N.V. LOC), 0.10%, 7/11/11	34,250	34,250
Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue Bonds, Series A (Societe Generale LOC), 0.11%, 7/11/11 (1) (2)	31,320	31,320
Haverford Township Pennsylvania School District G.O. Bonds, (TD Banknorth, Inc. LOC), 0.09%, 7/11/11	8,000	8,000
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (M&T Bank Corp. LOC), 0.16%, 7/11/11	7,465	7,465
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.16%, 7/11/11	3,000	3,000
Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A (State Street Bank and Trust Co. LOC), 0.09%, 7/11/11	12,900	12,900
Series B (U.S. Bank N.A. LOC), 0.09%, 7/11/11	11,500	11,500
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Ltd. Obligation, Foxwood, (Bank of America N.A. LOC), 0.10%, 7/11/11	3,200	3,200
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series A-2 0.12%, 7/11/11	18,200	18,200
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (M&T Bank Corp. LOC), 0.16%, 7/11/11 (1)	8,120	8,120

		217,145

Puerto Rico - 0.7%
BB&T Municipal Trust Special Tax Bonds, Series 2020 (BB&T Corp. LOC), 0.13%, 7/11/11 (1)	12,430	12,430
Puerto Rico Commonwealth G.O. Refunding VRDB, Public Improvement, Series C-5 (Barclays PLC LOC), 0.04%, 7/11/11	16,000	16,000
Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds, Series V (BB&T Corp. LOC), 0.11%, 7/11/11 (1)	20,745	20,745

		49,175

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, (TD Banknorth, Inc. LOC), 0.07%, 7/11/11	12,085	12,085

South Carolina - 0.8%
BB&T Municipal Trust, Series 1019 (BB&T Corp. LOC), 0.18%, 7/11/11 (1)	18,380	18,380
South Carolina Jobs Economic Development Authority Health Facilities Revenue VRDB, Carolina Village, (BB&T Corp. LOC), 0.10%, 7/11/11	11,645	11,645
South Carolina Jobs Economic Development Authority Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B (Wachovia Bank N.A. LOC), 0.10%, 7/11/11	9,000	9,000
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.09%, 7/11/11	9,800	9,800

NORTHERN FUNDS QUARTERLY REPORT    30    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
South Carolina - 0.8% continued
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, (FHLMC Gtd.), 0.10%, 7/11/11	$5,000	$5,000

		53,825

Tennessee - 1.9%
Blount County Tennesse Public Building Authority VRDB, Local Government Public Improvement, Series B (BB&T Corp. LOC), 0.10%, 7/11/11	4,885	4,885
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.09%, 7/11/11	1,150	1,150
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, (FHLMC Gtd.), 0.09%, 7/11/11	5,525	5,525
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily Housing Spinnaker, (FNMA Gtd.), 0.09%, 7/11/11	13,655	13,655
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A (FNMA LOC), 0.26%, 7/11/11	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1 (BB&T Corp. LOC), 0.10%, 7/11/11	8,450	8,450
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1 (FNMA Gtd.), 0.08%, 7/11/11	5,575	5,575
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Hutchison School Project, (Bank of America N.A. LOC), 0.10%, 7/11/11	9,200	9,200
Tennergy Corp. Tennessee Gas Revenue VRDB, Series B (BNP Paribas LOC), 0.14%, 7/11/11 (1)	65,285	65,285

		127,125

Texas - 12.3%
Bexar County Texas Revenue Bonds Project, (Clipper Tax-Exempt Certificates Trust Escrowed), 0.12%, 7/11/11 (1)	13,291	13,291
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (Bank of America N.A. LOC), 0.09%, 7/11/11	15,700	15,700
Carroll Texas Independent School District G.O. Bonds, School Building, 0.09%, 7/11/11	15,000	15,000
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.08%, 7/11/11	4,410	4,410
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wachovia Bank N.A. LOC), 0.08%, 7/11/11	5,290	5,290
Dallas Texas Waterworks & Sewer Systems Revenue Refunding Bonds, 0.14%, 7/11/11 (1)	20,000	20,000
Deutsche Bank Spears/Lifers Trust Goldman Sachs, Series DB-482 0.08%, 7/11/11 (1)	5,145	5,145
Harris County Texas Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital Systems, Series A-1 0.03%, 7/1/11	19,500	19,500
Harris County Texas Hospital District Revenue Refunding VRDB, (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/11/11	20,700	20,700

MONEY MARKET FUNDS     31    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Texas - 12.3% continued
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Sears Caprock Corp. Project, Series A (Banco Santander S.A. LOC), 0.33%, 7/11/11	$3,215	$3,215
Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays PLC LOC), 0.05%, 7/11/11	11,300	11,300
Houston Texas Water & Sewer Systems Revenue Refunding Bonds, Series B (BB&T Corp. LOC), 0.12%, 7/11/11 (1)	1,315	1,315
JPMorgan Chase Putters & Drivers Trust Revenue Notes, Series 3812 0.06%, 7/1/11 (1) (2)	20,000	20,000
Katy Texas Independent School District G.O. VRDB, Cash Building, Series C 0.11%, 7/11/11	49,100	49,100
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/11/11	10,500	10,500
Lower Neches Valley Authority Texas PCR Bonds, Chevron USA, Inc. Project, (Chevron Corp Gtd.), 0.38%, 8/15/11	16,000	16,000
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A 0.10%, 7/11/11	7,750	7,750
North Texas Higher Education Authority, Student Loan Revenue VRDB, Series E (Lloyds Banking Group PLC LOC), 0.08%, 7/11/11	33,800	33,800
Nueces County Texas Health Facilities Development Corp. Revenue Bonds, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/11/11	500	500
Plano Texas Health Facilities Development Corp. Revenue Bonds, YMCA of Metropolitan Dallas Project, (Bank of America N.A. LOC), 0.12%, 7/11/11	3,790	3,790
Port of Port Arthur Texas Navigation District Environmental Facilities Revenue Refunding VRDB, Motiva Enterprises, Series B 0.04%, 7/1/11	30,550	30,550
Series C 0.04%, 7/1/11	2,300	2,300
Port of Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises Project, Series A 0.04%, 7/1/11	20,000	20,000
Port of Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, 0.04%, 7/1/11	53,300	53,300
Series B (Motiva Gtd.), 0.04%, 7/1/11	32,200	32,200
Series C (Motiva Gtd.), 0.04%, 7/1/11	42,300	42,300
Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A 0.09%, 7/11/11	40,183	40,183
Tarrant County Texas Cultural Education Facilities Financial Corp. Revenue VRDB, Texas Health Resources, Series A 0.06%, 7/11/11	6,500	6,500
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, Series B (Bank of America N.A. LOC), 0.08%, 7/11/11	9,500	9,500
Tarrant County Texas Housing Finance Corp. Revenue Refunding Bonds, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.09%, 7/11/11	7,050	7,050

NORTHERN FUNDS QUARTERLY REPORT    32    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Texas - 12.3% continued
Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA Gtd.), 0.09%, 7/11/11	$8,045	$8,045
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue Bonds, 0.36%, 7/11/11 (1)	33,340	33,340
Texas State G.O. Bonds, Transportation Community Mobility Fund, 0.09%, 7/11/11 (1)	60,990	60,990
Texas State G.O. Refunding Bonds, Vets Housing Assistance Fund I, 0.05%, 7/11/11	4,500	4,500
Texas State Revenue Bonds, TANS, 2.00%, 8/31/11	135,000	135,367
Texas State Transportation Commission Revenue VRDB, First Tier, Series B 0.11%, 7/11/11	33,200	33,200
Texas State Turnpike Authority Central Texas Turnpike System Revenue Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.14%, 7/11/11 (1)	15,840	15,840
Texas State Turnpike Authority of Central Texas Revenue Bonds, ROCS RR II R-12293 (Berkshire Hathaway, Inc. Insured), 0.14%, 7/11/11 (1)	12,480	12,480
Texas Water Development Board Revenue Refunding VRDB, State Revolving Sub Lien, Series A 0.04%, 7/1/11	8,475	8,475
Trinity Texas Higher Educational Facilities Corp. Revenue VRDB, Huston-Tillotson University Project, Series A (FHLB LOC), 0.09%, 7/11/11	5,200	5,200

		837,626

Utah - 0.3%
Emery County Utah PCR Bonds, PacifiCorp, (Wells Fargo Bank N.A. LOC), 0.08%, 7/11/11	10,000	10,000
Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank N.A. LOC), 0.08%, 7/11/11	3,380	3,380
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A 0.08%, 7/11/11	$8,650	$8,650

		22,030

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A (TD Banknorth, Inc. LOC), 0.08%, 7/11/11	5,000	5,000

Virginia - 1.3%
Fredericksburg Virginia Economic Development Authority Student Housing Facilities Revenue Refunding VRDB, UMW Apartments Project, (Bank of America N.A. LOC), 0.12%, 7/11/11	9,585	9,585
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.09%, 7/11/11	13,310	13,310
Harrisonburg Virginia IDA Revenue Refunding Bonds, Virginia Mennonite Retirement, Series B (Banco Santander S.A. LOC), 0.33%, 7/11/11	13,025	13,025
Lewistown Community Center Development Authority Revenue Floaters, Series 2115 (Wells Fargo Bank N.A. LOC), 0.09%, 7/11/11 (1)	13,040	13,040
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D (FHLB of Atlanta LOC), 0.09%, 7/11/11	7,400	7,400
Series E (FHLB of Atlanta LOC), 0.09%, 7/11/11	6,900	6,900
Prince William County Virginia COPS VRDB, Prince William County Facilities, Series B (Wachovia Bank N.A. LOC), 0.09%, 7/11/11	1,375	1,375
Virginia Commonwealth University Health Systems Authority Revenue Bonds, Series B (Wachovia Bank N.A. LOC), 0.05%, 7/1/11	13,475	13,475

MONEY MARKET FUNDS     33    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Virginia - 1.3% continued
Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/11/11	$9,000	$9,000

		87,110

Washington - 1.5%
Bremerton Washington Revenue Bonds, Kitsap Regional Conference, (Bank of America N.A. LOC), 0.32%, 7/11/11	2,270	2,270
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.03%, 7/1/11 (1) (2)	7,345	7,345
Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.08%, 7/11/11	4,500	4,500
Washington State G.O. Refunding VRDB, Series A 0.14%, 7/11/11 (1)	14,740	14,740
Washington State G.O., Series B 0.09%, 7/11/11 (1)	18,455	18,455
Washington State Health Care Facilities Authority Revenue VRDB, Multicare Health Systems, Series A (Wells Fargo Bank N.A. LOC), 0.06%, 7/11/11	2,400	2,400
Washington State Health Care Facilities Authority Revenue VRDB, Swedish Health Services, Series B (Citibank N.A. LOC), 0.07%, 7/11/11	14,200	14,200
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.07%, 7/11/11	7,455	7,455
Washington State Housing Financial Commission Nonprofit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.18%, 7/11/11	3,060	3,060
Washington State Housing Financial Commission Nonprofit Revenue VRDB, Skyline At First Hill Project, Series C (Bank of America N.A. LOC), 0.08%, 7/11/11	18,190	18,190
Washington State Housing Financial Commission Nonprofit Revenue VRDB, St. Thomas School Project, Series B (Bank of America N.A. LOC), 0.08%, 7/11/11	4,900	4,900
Washington State Housing Financial Commission Nonprofit Revenue VRDB, University Prep Academy Project, (Bank of America N.A. LOC), 0.20%, 7/11/11	4,050	4,050

		101,565

West Virginia - 0.4%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.20%, 7/11/11	2,790	2,790
West Virginia State Hospital Finance Authority Hospital Revenue Refunding VRDB, West Virginia United Health, Series A (BB&T Corp. LOC), 0.10%, 7/11/11	22,790	22,790

		25,580

Wisconsin - 2.9%
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.09%, 7/11/11	12,705	12,705
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.16%, 7/11/11	3,275	3,275
Wauwatosa Wisconsin Housing Authority Revenue Refunding Bonds, San Camillo, Inc., Series B (U.S. Bank N.A. LOC), 0.06%, 7/11/11	5,500	5,500

NORTHERN FUNDS QUARTERLY REPORT    34    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Wisconsin - 2.9% continued
Wisconsin School Districts Temporary Borrowing Program Cash Flow Administration, TRANS, Series A 1.25%, 10/17/11	$3,150	$3,158
Wisconsin State G.O. Refunding Bonds, Series 1 0.14%, 7/11/11 (1)	25,000	25,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds Mercy Alliance, Inc., (U.S. Bank N.A. LOC), 0.06%, 7/11/11	4,000	4,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.20%, 7/11/11	5,850	5,850
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Newcastle, Place, Inc., Series B (Bank of America N.A. LOC), 0.08%, 7/11/11	10,470	10,470
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Prohealth Care, Inc., Series A (U.S. Bank N.A. LOC), 0.07%, 7/1/11	10,200	10,200
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Health Care, Series C (U.S. Bank N.A. LOC), 0.05%, 7/1/11	37,175	37,175
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Access, Meriter, Series A (KBC Groep N.V. LOC), 0.08%, 7/1/11	6,895	6,895
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series A (KBC Groep N.V. LOC), 0.10%, 7/11/11	600	600
Series B (U.S. Bank N.A. LOC), 0.10%, 7/11/11	6,390	6,390
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A (U.S. Bank N.A. LOC), 0.07%, 7/11/11	14,900	14,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., Series A (U.S. Bank N.A. LOC), 0.07%, 7/1/11	6,270	6,270
Series B (U.S. Bank N.A. LOC), 0.07%, 7/1/11	3,700	3,700
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, United Lutheran Program Aging, (Wells Fargo Bank N.A. LOC), 0.08%, 7/11/11	5,590	5,590
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/11/11	15,000	15,000
Wisconsin State Transportation Revenue Refunding Bonds, Series I 0.14%, 7/11/11 (1)	21,745	21,745

		198,423

Wyoming - 0.5%
Platte County Wyoming PCR Bonds, Tri-State Generation & Transmission, Series A (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.19%, 7/1/11	24,400	24,400
Uinta County Wyoming PCR Refunding Bonds, Chevron USA Inc. Project, (Chevron Corp Gtd.), 0.02%, 7/1/11	13,000	13,000

		37,400

MONEY MARKET FUNDS     35    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 95.7% continued
Municipal States Pooled Securities - 0.9%
BB&T Municipal Trust Various States, Series 1011 (BB&T Corp. LOC), 0.18%, 7/11/11 (1)	$7,870	$7,870
Series 1015 (BB&T Corp. LOC), 0.18%, 7/11/11 (1) (2)	5,265	5,265
Series 1035 (BB&T Corp. LOC), 0.18%, 7/11/11 (1)	15,680	15,680
Series 2008 (BB&T Corp. LOC), 0.18%, 7/11/11 (1)	5,300	5,300
Series 5002 (Rabobank Nederland N.V. LOC), 0.33%, 7/11/11 (1)	30,700	30,700

		64,815

Total Municipal Investments (Cost $6,538,672)		6,538,672

Total Investments - 100.1% (Cost $6,838,672) (3)		6,838,672

Liabilities less Other Assets - (0.1)%		(8,089)

NET ASSETS - 100.0%		$6,830,583

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At June 30, 2011, the value of the restricted illiquid securities amounted to approximately $89,595,000 or 1.3% of net assets. Additional information on the restricted, illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
BB&T Municipal Trust Various States, Series 1015 (BB&T Corp. LOC),
0.18%, 7/11/11	5/16/11	$5,265
Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue Bonds, Series A (Societe Generale LOC)
0.11%, 7/11/11	6/16/11	17,155
Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue Bonds, Series A (Societe Generale LOC)
0.11%, 7/11/11	6/16/11	14,165
East Porter County School Building Corp. Industry Revenue Bonds, Spears, Series DB-145 (Deutsche Bank A.G. Insured)
0.08%, 7/11/11	5/2/11	5,665
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC)
0.03%, 7/1/11	6/8/11	7,345
JPMorgan Chase Putters & Drivers Trust Various States Revenue Notes, Series 3812
0.06%, 7/11/11	10/5/10	20,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-21 (Royal Bank of Canada LOC)
0.13%, 7/11/11	5/6/11	20,000

(3)	The cost for federal income tax purposes was $6,838,672.

Percentages shown are based on Net Assets.

At June 30, 2011, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment, Housing and Real Estate	3.20%
Air, Transportation, Water Services and Solid Waste Management	14.5
Educational Services	12.6
Electric Services, Gas and Combined Utilities	5.9
Executive, Legislative and General Government	18.2
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	12.6
Health Services and Residential Care	12.4
Urban and Community Development, Housing Programs and Social Services	9.2
All other sectors less than 5%	11.4

Total	100%

NORTHERN FUNDS QUARTERLY REPORT    36    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND continued	JUNE 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$6,838,672	(1)	$—	$6,838,672

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guaranty Municipal Corporation

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS     37    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.4% (1)
Federal Farm Credit Bank - 12.5%
FFCB Bonds, 0.00%, 7/8/11	$5,000	$5,000
1.20%, 7/13/11	2,500	2,501
5.38%, 7/18/11	1,000	1,002
3.50%, 10/3/11	1,000	1,008
4.70%, 10/3/11	1,250	1,264
4.95%, 12/22/11	3,000	3,067
FFCB Discount Notes, 0.44%, 7/8/11	5,000	5,000
0.24%, 7/11/11	5,000	5,000
0.42%, 7/14/11	5,000	4,999
0.27%, 8/5/11	5,000	4,999
0.23%, 8/10/11	5,000	4,999
0.28%, 8/10/11	5,000	4,999
0.32%, 8/12/11	3,000	2,999
0.25%, 8/31/11	5,000	4,998
0.07%, 9/6/11	5,000	4,999
0.30%, 9/13/11	3,000	2,998
0.25%, 10/13/11	5,000	4,996
0.25%, 10/14/11	5,000	4,996
0.28%, 10/27/11	5,000	4,996
0.24%, 11/2/11	5,000	4,996
0.23%, 11/4/11	5,000	4,996
0.28%, 12/2/11	5,000	4,994
0.32%, 12/28/11	5,000	4,992
0.33%, 12/28/11	5,000	4,992
0.27%, 2/28/12	5,000	4,991
FFCB FRN, 0.07%, 7/1/11	10,000	9,998
0.09%, 7/1/11	5,000	5,000
0.11%, 7/1/11	10,000	10,000
0.12%, 7/1/11	10,000	10,000
0.15%, 7/1/11	5,000	5,000
0.21%, 7/1/11	10,000	10,001
0.26%, 7/1/11	3,475	3,475
0.12%, 7/10/11	5,000	4,999

		163,254

Federal Home Loan Bank - 26.6%
FHLB Bonds, 3.63%, 7/1/11	9,300	9,300
0.75%, 7/8/11	8,200	8,201
0.76%, 7/19/11	2,135	2,135
0.20%, 7/25/11	5,000	5,000
1.63%, 7/27/11	23,900	23,925
0.45%, 7/28/11	2,000	2,000
0.20%, 8/1/11	10,000	10,001
1.38%, 8/11/11	4,000	4,005
4.38%, 8/15/11	1,200	1,206
0.33%, 9/1/11	1,930	1,930
3.75%, 9/9/11	4,000	4,027
5.00%, 9/9/11	2,200	2,220
0.34%, 9/13/11	1,600	1,600
3.63%, 9/16/11	11,240	11,323
0.26%, 9/30/11	6,730	6,730
0.33%, 9/30/11	15,000	15,002
0.34%, 10/3/11	2,710	2,711
5.00%, 10/13/11	6,855	6,948
0.30%, 10/14/11	4,000	4,000
0.28%, 10/25/11	7,000	7,001
0.30%, 10/27/11	2,025	2,025
0.24%, 10/28/11	5,000	4,999
0.25%, 11/4/11	2,095	2,095
1.10%, 11/10/11	1,500	1,505
5.63%, 11/15/11	1,490	1,520
0.26%, 11/17/11	1,000	1,000
4.88%, 11/18/11	12,130	12,342
0.75%, 11/21/11	2,000	2,003
0.26%, 11/22/11	4,400	4,399
0.30%, 11/23/11	1,000	1,000
0.26%, 11/29/11	2,660	2,659
0.32%, 11/30/11	1,410	1,410
4.75%, 12/9/11	4,015	4,094
0.80%, 12/23/11	2,000	2,005
0.20%, 12/28/11	3,000	3,000
2.05%, 1/20/12	1,000	1,010
0.25%, 1/27/12	6,000	5,999
FHLB Discount Notes, 0.05%, 7/6/11	10,000	10,000
0.05%, 8/8/11	15,000	14,999
0.07%, 8/8/11	10,000	9,999
0.09%, 9/2/11	5,000	4,999
0.09%, 9/7/11	10,000	9,999
0.12%, 9/14/11	5,000	4,999
0.09%, 9/15/11	20,000	19,996
0.33%, 12/5/11	5,500	5,492
0.26%, 12/21/11	4,500	4,495
FHLB FRN, 0.13%, 7/1/11	10,000	10,000

NORTHERN FUNDS QUARTERLY REPORT    38    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.4% (1) continued
Federal Home Loan Bank - 26.6% continued
0.10%, 7/12/11	$7,000	$7,000
0.14%, 7/13/11	5,000	4,999
0.11%, 7/15/11	15,000	15,000
0.14%, 7/15/11	14,175	14,176
0.00%, 7/18/11	10,000	10,000
0.09%, 7/20/11	2,500	2,500
0.11%, 7/26/11	7,000	6,999
0.14%, 8/1/11	3,000	3,000
FHLB Notes, 5.38%, 8/19/11	2,240	2,255
4.88%, 11/15/11	5,810	5,908

		349,145

Federal Home Loan Mortgage Corporation - 12.2%
FHLMC Bonds, 1.25%, 8/15/11	2,100	2,103
6.48%, 12/5/11	2,000	2,053
FHLMC Discount Notes, 0.10%, 8/29/11	5,000	4,998
0.25%, 8/29/11	3,180	3,179
0.28%, 9/16/11	1,000	999
0.05%, 10/5/11	5,000	4,999
0.09%, 10/20/11	5,000	4,999
0.11%, 11/8/11	5,000	4,998
FHLMC FRN, 0.06%, 7/1/11	23,500	23,497
0.07%, 7/1/11	15,000	14,996
0.21%, 7/1/11	10,000	10,007
0.14%, 7/3/11	30,000	29,977
0.14%, 7/17/11	10,000	9,990
0.16%, 7/26/11	2,075	2,075
FHLMC Notes, 5.25%, 7/18/11	8,103	8,122
5.50%, 9/15/11	12,928	13,071
1.13%, 12/15/11	16,636	16,698
2.13%, 3/23/12	3,000	3,040

		159,801

Federal National Mortgage Association - 9.1%
FNMA Discount Notes, 0.33%, 7/1/11	4,150	4,150
0.07%, 7/7/11	10,000	10,000
0.30%, 7/7/11	4,000	4,000
0.07%, 7/21/11	5,000	5,000
0.07%, 8/10/11	15,000	14,999
0.06%, 9/6/11	10,000	9,998
0.10%, 11/1/11	5,000	4,998
FNMA FRN, 0.22%, 7/18/11	15,000	15,012
0.15%, 7/19/11	6,780	6,780
FNMA Notes, 3.63%, 8/15/11	4,200	4,217
5.00%, 10/15/11	6,930	7,026
5.38%, 11/15/11	15,718	16,018
1.00%, 11/23/11	8,375	8,400
2.00%, 1/9/12	1,206	1,216
0.88%, 1/12/12	7,985	8,010

		119,824

Total U.S. Government Agencies (Cost $792,024)		792,024

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bills - 0.4%
0.05%, 7/14/11	5,000	5,000

U.S. Treasury Notes - 2.7%
4.88%, 7/31/11	5,000	5,019
1.00%, 10/31/11	5,000	5,016
1.75%, 11/15/11	5,000	5,031
1.38%, 2/15/12	20,000	20,127

		35,193

Total U.S. Government Obligations (Cost $40,193)		40,193

Investments, at Amortized Cost ($832,217)		832,217

REPURCHASE AGREEMENTS - 37.5%
Joint Repurchase Agreements - 4.9% (2)
Bank of America Securities LLC, dated 6/30/11, repurchase price $14,182 0.07%, 7/1/11	14,182	14,182
Morgan Stanley & Co., Inc., dated 6/30/11, repurchase price $14,182 0.00%, 7/1/11	14,182	14,182
Societe Generale, New York Branch, dated 6/30/11, repurchase price $14,182 0.01%, 7/1/11	14,182	14,182

MONEY MARKET FUNDS     39    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 37.5% continued
Joint Repurchase Agreements - 4.9% (2) continued
UBS Securities LLC, dated 6/30/11, repurchase price $21,273 0.01%, 7/1/11	$21,274	$21,274

		63,820

Repurchase Agreements - 32.6% (3)
Deutsche Bank Securities, dated 6/30/11, repurchase price $100,000 0.01%, 7/1/11	100,000	100,000
HSBC Securities (USA), Inc., dated 6/30/11, repurchase price $200,000 0.05%, 7/1/11	200,000	200,000
UBS Securities LLC, dated 6/30/11, repurchase price $127,249 0.01%, 7/1/11	127,249	127,249

		427,249

Total Repurchase Agreements (Cost $491,069)		491,069

Total Investments - 101.0% (Cost $1,323,286) (4)		1,323,286

Liabilities less Other Assets - (1.0)%		(13,366)

NET ASSETS - 100.0%		$1,309,920

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$13,823	5.00% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$50,379	1.13% - 4.25%	12/15/11 - 7/15/20
(3) The nature and terms of the collateral received for the repurchase agreements are as follows:
NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$206,004	4.50% - 6.00%	6/1/31 - 6/1/41
U.S. Treasury Bond	$129,794	11.25%	2/15/15
U.S. Treasury Note	$102,000	2.00%	7/15/14

(4)	The cost for federal income tax purposes was $1,323,286.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2011

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,323,286	(1)	$—	$1,323,286

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period . At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    40    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND continued	JUNE 30, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

MONEY MARKET FUNDS     41    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 89.1% (1)
Federal Farm Credit Bank - 15.6%
FFCB Bonds, 5.25%, 7/5/11	$10,000	$10,005
0.00%, 7/8/11	5,000	5,000
5.38%, 7/18/11	19,940	19,988
0.38%, 8/2/11	2,000	2,000
3.88%, 8/25/11	2,450	2,463
0.55%, 9/30/11	1,000	1,001
0.75%, 10/5/11	1,000	1,001
3.60%, 10/14/11	2,456	2,480
0.57%, 10/28/11	3,575	3,579
2.00%, 1/17/12	4,100	4,139
2.25%, 4/24/12	3,000	3,047
0.27%, 4/25/12	5,000	4,999
FFCB Discount Notes, 0.02%, 7/1/11	15,000	15,000
0.04%, 7/7/11	20,000	20,000
0.21%, 7/8/11	10,000	10,000
0.24%, 7/11/11	10,000	9,999
0.05%, 7/13/11	15,000	15,000
0.01%, 7/22/11	5,000	5,000
0.05%, 7/26/11	20,000	19,999
0.23%, 7/27/11	5,000	4,999
0.19%, 7/29/11	5,000	4,999
0.27%, 8/5/11	10,000	9,997
0.23%, 8/10/11	10,000	9,997
0.28%, 8/10/11	20,000	19,994
0.25%, 8/31/11	10,000	9,996
0.25%, 10/13/11	20,000	19,986
0.25%, 10/14/11	15,000	14,989
0.24%, 11/2/11	10,000	9,992
0.23%, 11/4/11	10,000	9,992
0.35%, 12/23/11	15,000	14,975
0.32%, 12/28/11	5,000	4,992
0.32%, 12/29/11	25,000	24,960
0.31%, 2/3/12	5,000	4,991
FFCB FRN, 0.07%, 7/1/11	15,000	14,997
0.09%, 7/1/11	5,000	5,000
0.11%, 7/1/11	45,000	44,998
0.13%, 7/1/11	15,000	15,000
0.15%, 7/1/11	36,020	36,019
0.16%, 7/1/11	5,000	4,999
0.17%, 7/1/11	20,000	20,000
0.21%, 7/1/11	15,000	15,002
0.12%, 7/10/11	10,000	9,999
0.10%, 7/15/11	5,580	5,580

		491,153

Federal Home Loan Bank - 73.5%
FHLB Bonds, 3.63%, 7/1/11	62,790	62,790
0.52%, 7/6/11	1,600	1,600
0.75%, 7/8/11	9,750	9,751
0.76%, 7/19/11	2,150	2,150
1.63%, 7/27/11	22,785	22,808
0.45%, 7/28/11	1,650	1,650
0.20%, 8/1/11	10,000	10,001
0.21%, 8/10/11	1,300	1,300
1.38%, 8/11/11	3,835	3,840
0.70%, 9/2/11	2,605	2,607
3.75%, 9/9/11	4,900	4,933
5.00%, 9/9/11	3,430	3,462
0.17%, 9/16/11	3,000	3,000
3.63%, 9/16/11	6,270	6,316
7.35%, 9/19/11	1,755	1,782
0.26%, 9/30/11	10,000	10,000
0.33%, 9/30/11	15,000	15,002
0.34%, 10/3/11	3,000	3,001
0.30%, 10/5/11	6,250	6,251
0.33%, 10/7/11	19,000	19,001
5.00%, 10/13/11	16,350	16,569
3.35%, 10/14/11	1,480	1,493
0.30%, 10/21/11	4,850	4,851
0.28%, 10/25/11	20,000	20,002
0.30%, 10/27/11	13,370	13,370
0.24%, 10/28/11	10,000	9,998
3.68%, 10/28/11	2,000	2,023
5.63%, 11/15/11	2,890	2,947
0.26%, 11/18/11	10,000	10,002
0.29%, 11/18/11	9,500	9,497
4.88%, 11/18/11	32,405	32,976
0.30%, 11/23/11	1,750	1,750
0.79%, 11/25/11	3,000	3,007
0.32%, 11/30/11	3,660	3,661
0.32%, 12/9/11	6,880	6,882
1.13%, 12/9/11	4,355	4,372
0.80%, 12/23/11	3,425	3,434

NORTHERN FUNDS QUARTERLY REPORT    42    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 89.1% (1) continued
Federal Home Loan Bank - 73.5% continued
0.30%, 12/27/11	$6,000	$6,003
0.20%, 12/28/11	5,000	4,999
FHLB Discount Notes, 0.00%, 7/1/11	116,158	116,158
0.04%, 7/1/11	20,400	20,400
0.05%, 7/1/11	14,000	14,000
0.06%, 7/1/11	50,000	50,000
0.09%, 7/1/11	10,000	10,000
0.02%, 7/5/11	15,000	15,000
0.03%, 7/5/11	35,000	35,000
0.04%, 7/6/11	18,000	18,000
0.05%, 7/6/11	57,800	57,800
0.06%, 7/6/11	12,800	12,800
0.08%, 7/6/11	30,000	30,000
0.13%, 7/6/11	6,000	6,000
0.05%, 7/8/11	68,564	68,563
0.09%, 7/8/11	20,000	20,000
0.04%, 7/12/11	28,580	28,580
0.01%, 7/13/11	27,700	27,699
0.02%, 7/13/11	4,000	4,000
0.04%, 7/13/11	30,000	29,999
0.06%, 7/13/11	50,000	49,999
0.09%, 7/13/11	50,000	49,999
0.21%, 7/13/11	11,100	11,100
0.05%, 7/14/11	20,000	20,000
0.04%, 7/15/11	70,000	69,998
0.06%, 7/15/11	10,000	10,000
0.07%, 7/15/11	25,000	24,999
0.25%, 7/15/11	4,000	4,000
0.04%, 7/18/11	20,000	20,000
0.02%, 7/20/11	50,000	49,999
0.03%, 7/20/11	6,500	6,500
0.04%, 7/20/11	22,000	22,000
0.08%, 7/20/11	15,000	15,000
0.07%, 7/21/11	21,480	21,479
0.01%, 7/22/11	101,000	100,999
0.05%, 7/27/11	10,000	10,000
0.07%, 7/27/11	20,000	19,999
0.06%, 7/29/11	67,350	67,347
0.08%, 8/2/11	10,000	9,999
0.04%, 8/5/11	14,100	14,099
0.18%, 8/5/11	9,200	9,199
0.05%, 8/8/11	35,000	34,998
0.07%, 8/8/11	20,000	19,999
0.04%, 8/9/11	33,000	32,999
0.06%, 8/10/11	10,000	9,999
0.07%, 8/17/11	26,471	26,469
0.04%, 8/24/11	36,200	36,197
0.07%, 8/24/11	30,000	29,998
0.03%, 8/26/11	12,100	12,099
0.08%, 8/26/11	15,000	14,999
0.06%, 8/31/11	28,425	28,422
0.09%, 9/2/11	20,000	19,997
0.03%, 9/7/11	15,000	14,998
0.09%, 9/7/11	33,500	33,495
0.11%, 9/7/11	30,000	29,995
0.09%, 9/9/11	6,300	6,299
0.12%, 9/14/11	15,000	14,996
0.09%, 9/15/11	20,000	19,996
0.07%, 9/16/11	24,000	23,996
0.09%, 9/16/11	12,700	12,698
0.04%, 9/23/11	15,000	14,998
0.05%, 9/23/11	21,025	21,023
0.09%, 10/13/11	50,000	49,987
0.09%, 11/2/11	12,500	12,496
0.10%, 11/4/11	3,400	3,399
0.20%, 11/14/11	2,500	2,498
0.10%, 11/23/11	29,000	28,988
0.33%, 12/5/11	10,000	9,986
FHLB FRN, 0.24%, 7/6/11	31,500	31,508
0.09%, 7/11/11	39,795	39,795
0.10%, 7/12/11	15,000	14,999
0.14%, 7/13/11	25,000	24,993
0.14%, 7/15/11	36,700	36,704
0.00%, 7/18/11	10,000	10,000
0.11%, 7/26/11	34,310	34,309
FHLB Notes, 5.38%, 8/19/11	33,340	33,575
1.00%, 12/28/11	1,500	1,506

		2,313,208

Total U.S. Government Agencies (Cost $2,804,361)		2,804,361

U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bills - 1.9%
0.05%, 7/14/11	5,000	5,000

MONEY MARKET FUNDS     43    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 6.5% continued
U.S. Treasury Bills - 1.9% continued
0.03%, 8/11/11	$10,000	$10,000
0.02%, 9/22/11	25,000	24,999
0.03%, 10/6/11	20,000	19,998

		59,997

U.S. Treasury Notes - 4.6%
1.00%, 8/31/11	95,000	95,152
1.75%, 11/15/11	5,000	5,031
0.75%, 11/30/11	3,000	3,006
1.38%, 2/15/12	40,000	40,255

		143,444

Total U.S. Government Obligations (Cost $203,441)		203,441

Investments, at Amortized Cost ($3,007,802)		3,007,802

Total Investments - 95.6% (Cost $3,007,802) (2)		3,007,802

Other Assets less Liabilities - 4.4%		137,818

NET ASSETS - 100.0%		$3,145,620

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $3,007,802.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of June 30, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,007,802	(1)	$—	$3,007,802

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

NORTHERN FUNDS QUARTERLY REPORT    44    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.6%
Automobile - 0.1%
Ally Auto Receivables Trust, Series 2010-3, Class A3,
1.11%, 10/15/14	$300	$301
Ally Auto Receivables Trust, Series 2010-3, Class A4,
1.55%, 8/17/15	100	101
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A3,
1.14%, 4/8/15	150	150
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3,
0.91%, 8/8/13	125	125
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B,
1.65%, 11/8/13	50	50
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class C,
2.00%, 1/8/14	50	50
Ford Credit Auto Owner Trust, Series 2011-A, Class A3,
0.97%, 1/15/15	110	110
Ford Credit Auto Owner Trust, Series 2011-A, Class A4,
1.65%, 5/15/16	65	66
Honda Auto Receivables Owner Trust, Series 2010-3, Class A3,
0.70%, 4/21/14	100	100
Honda Auto Receivables Owner Trust, Series 2010-3, Class A4,
0.94%, 12/21/16	75	75
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A3,
0.87%, 7/15/14	200	200
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A4,
1.31%, 9/15/16	150	151
USAA Auto Owner Trust, Series 2009-1, Class A4,
4.77%, 9/15/14	570	593
USAA Auto Owner Trust, Series 2009-2, Class A4,
2.53%, 7/15/15	200	206

		2,278

Commercial Mortgage-Backed Securities - 2.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	372
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.37%, 9/10/47	325	315
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	805	881
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AM,
5.68%, 7/10/46	400	398
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-6, Class AM,
5.39%, 10/10/45	500	473
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	450	487
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.39%, 2/10/51	500	557
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	250	266
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,
4.68%, 8/13/39	500	528
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	544
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6,
4.75%, 2/13/46	100	107
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	200	214
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AJ,
5.94%, 9/11/38	200	187
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	719
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	538
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,
5.54%, 10/12/41	250	274
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4,
5.47%, 1/12/45	500	551

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.6% continued
Commercial Mortgage-Backed Securities - 2.3% continued
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	$750	$835
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	256
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.92%, 3/15/49	240	264
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ,
5.92%, 3/15/49	600	545
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	543
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	700	760
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	545
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,
4.08%, 6/10/38	625	650
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,
4.72%, 3/10/39	500	528
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	1,083
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	535
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,
3.94%, 5/15/38	1,000	1,036
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,
4.90%, 12/15/36	800	846
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	1,073
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	652
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	371
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.61%, 2/15/39	500	545
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3,
5.47%, 9/15/39	500	539
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	500	536
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,
5.99%, 9/15/39	949	968
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	537
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM,
6.08%, 7/10/38	500	514
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	429
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	326
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.99%, 8/10/45	525	564
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	15	15
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,
4.99%, 1/12/37	500	523
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,
5.49%, 12/15/44	370	355

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.6% continued
Commercial Mortgage-Backed Securities - 2.3% continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class AJ,
6.07%, 4/15/45	$200	$182
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	532
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4,
5.44%, 6/12/47	600	641
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,
5.93%, 2/12/49	700	760
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
6.00%, 6/15/49	1,063	1,146
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	536
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	569
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	551
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	1,080
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	184
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	870
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	500	538
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	500	533
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.31%, 4/15/41	500	557
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	11	11
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	87	87
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	65	65
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.02%, 6/12/50	650	709
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	159
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
6.16%, 8/12/49	500	547
Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	500	532
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,489
Morgan Stanley Capital I, Series 2004-IQ8, Class A3,
4.50%, 6/15/40	38	38
Morgan Stanley Capital I, Series 2005-HQ5, Class A4,
5.17%, 1/14/42	500	539
Morgan Stanley Capital I, Series 2005-HQ7, Class A4,
5.37%, 11/14/42	520	565
Morgan Stanley Capital I, Series 2006-HQ8, Class AJ,
5.68%, 3/12/44	200	186
Morgan Stanley Capital I, Series 2006-IQ11, Class A4,
5.90%, 10/15/42	500	553
Morgan Stanley Capital I, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	505	546
Morgan Stanley Capital I, Series 2006-T23, Class A4,
5.99%, 8/12/41	1,000	1,119

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.6% continued
Commercial Mortgage-Backed Securities - 2.3% continued
Morgan Stanley Capital I, Series 2007-T25, Class AJ,
5.57%, 11/12/49	$200	$178
Morgan Stanley Capital I, Series 2007-T27, Class A4,
5.79%, 6/11/42	1,200	1,329
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	978	1,012
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35	500	528
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	1,071
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.49%, 12/15/44	250	258
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	514
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
6.17%, 6/15/45	450	467
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	541

		45,506

Credit Card - 0.1%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	210
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	141
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	389
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	192
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	118
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6,
6.30%, 6/20/14	350	367
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,
4.90%, 6/23/16	500	552
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5,
2.25%, 12/23/14	400	409
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	344
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1,
4.45%, 8/15/16	120	129

		2,851

Utilities - 0.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	160	163
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	500	521
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	500	522
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	105

		1,311

Total Asset-Backed Securities (Cost $46,959)		51,946

CORPORATE BONDS - 15.8%
Advertising - 0.0%
Omnicom Group, Inc.,
4.45%, 8/15/20	300	298

Aerospace/Defense - 0.3%
Boeing (The) Co.,
5.13%, 2/15/13	550	587
3.75%, 11/20/16	400	429
6.13%, 2/15/33	135	153
6.63%, 2/15/38	100	119
5.88%, 2/15/40	75	82
General Dynamics Corp.,
4.25%, 5/15/13	235	251
5.38%, 8/15/15	150	170

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Aerospace/Defense - 0.3% continued
Goodrich Corp.,
3.60%, 2/1/21	$250	$239
L-3 Communications Corp.,
5.20%, 10/15/19	250	259
4.95%, 2/15/21	40	40
Lockheed Martin Corp.,
7.65%, 5/1/16	100	123
4.25%, 11/15/19	500	513
8.50%, 12/1/29	75	100
6.15%, 9/1/36	275	299
Northrop Grumman Corp.,
1.85%, 11/15/15	200	196
5.05%, 8/1/19	170	183
Raytheon Co.,
1.63%, 10/15/15	350	342
4.40%, 2/15/20	510	528
United Technologies Corp.,
4.88%, 5/1/15	275	306
5.38%, 12/15/17	390	445
4.50%, 4/15/20	450	477
6.05%, 6/1/36	100	112
6.13%, 7/15/38	175	197

		6,150

Agriculture - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	950	1,248
9.25%, 8/6/19	250	326
4.75%, 5/5/21	225	225
9.95%, 11/10/38	150	211
10.20%, 2/6/39	100	143
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	369
4.48%, 3/1/21	150	157
5.38%, 9/15/35	175	178
6.45%, 1/15/38	50	57
5.77%, 3/1/41	130	137
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	108
4.10%, 3/15/16	140	146
8.50%, 6/15/19	60	73
Philip Morris International, Inc.,
4.88%, 5/16/13	90	97
2.50%, 5/16/16	100	100
5.65%, 5/16/18	625	703
4.50%, 3/26/20	250	260
4.13%, 5/17/21	250	249
6.38%, 5/16/38	280	317
Reynolds American, Inc.,
7.63%, 6/1/16	150	180

		5,284

Airlines - 0.0%
Continental Airlines, Series 2009-2, Class A, Pass Through Trust,
7.25%, 11/10/19	357	385

Apparel - 0.0%
VF Corp.,
6.00%, 10/15/33	100	109
6.45%, 11/1/37	30	34

		143

Auto Manufacturers - 0.1%
Daimler Finance N.A. LLC,
6.50%, 11/15/13	850	945
8.50%, 1/18/31	175	237

		1,182

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
5.00%, 3/30/20	155	165

Banks - 3.1%
Ally Financial, Inc.,
2.20%, 12/19/12	2,000	2,051
American Express Bank FSB,
5.50%, 4/16/13	350	374
Bank of America Corp.,
5.38%, 9/11/12	150	157
4.88%, 9/15/12	250	261
4.88%, 1/15/13	300	315
4.90%, 5/1/13	350	369
5.38%, 6/15/14	50	54
5.13%, 11/15/14	400	424
4.50%, 4/1/15	65	68
4.75%, 8/1/15	325	341
3.63%, 3/17/16	185	186
5.75%, 8/15/16	100	106
5.63%, 10/14/16	200	214
6.00%, 9/1/17	250	269
5.75%, 12/1/17	865	920

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Banks - 3.1% continued
5.65%, 5/1/18	$450	$474
7.63%, 6/1/19	540	626
5.88%, 1/5/21	440	462
5.00%, 5/13/21	150	148
6.50%, 9/15/37	775	772
Bank of America N.A.,
5.30%, 3/15/17	1,075	1,108
6.00%, 10/15/36	250	241
Bank of New York Mellon (The) Corp.,
4.95%, 11/1/12	450	475
4.50%, 4/1/13	120	128
4.30%, 5/15/14	200	216
2.95%, 6/18/15	200	206
5.50%, 12/1/17	100	110
5.45%, 5/15/19	75	83
Bank One Corp.,
7.75%, 7/15/25	54	64
BB&T Capital Trust II,
6.75%, 6/7/36	75	76
BB&T Corp.,
4.75%, 10/1/12	100	104
5.20%, 12/23/15	600	649
3.95%, 4/29/16	250	262
Capital One Capital V,
10.25%, 8/15/39	350	371
Capital One Financial Corp.,
7.38%, 5/23/14	775	885
5.50%, 6/1/15	250	273
Citigroup, Inc.,
5.50%, 4/11/13	1,000	1,062
6.50%, 8/19/13	100	109
5.13%, 5/5/14	200	214
5.00%, 9/15/14	1,300	1,362
5.30%, 1/7/16	800	862
5.50%, 2/15/17	225	237
6.00%, 8/15/17	100	110
6.13%, 11/21/17	1,075	1,187
6.13%, 5/15/18	350	385
8.50%, 5/22/19	500	620
6.63%, 6/15/32	100	104
6.00%, 10/31/33	350	335
6.88%, 3/5/38	900	1,002
8.13%, 7/15/39	360	451
Fifth Third Bancorp,
6.25%, 5/1/13	100	108
5.45%, 1/15/17	75	80
8.25%, 3/1/38	275	329
FleetBoston Financial Corp.,
6.88%, 1/15/28	100	103
Goldman Sachs Group (The), Inc.,
5.70%, 9/1/12	400	421
5.45%, 11/1/12	500	528
4.75%, 7/15/13	350	369
5.25%, 10/15/13	150	161
6.00%, 5/1/14	650	713
5.50%, 11/15/14	150	162
5.13%, 1/15/15	500	537
5.35%, 1/15/16	1,100	1,187
3.63%, 2/7/16	220	222
5.75%, 10/1/16	250	272
5.63%, 1/15/17	300	318
6.25%, 9/1/17	300	331
5.95%, 1/18/18	835	900
6.15%, 4/1/18	815	887
5.38%, 3/15/20	1,295	1,337
5.95%, 1/15/27	150	147
6.75%, 10/1/37	1,165	1,165
6.25%, 2/1/41	300	302
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	453
4.88%, 8/24/20	300	295
7.00%, 1/15/39	350	398
JPMorgan Chase & Co.,
5.75%, 1/2/13	325	346
4.75%, 5/1/13	275	293
5.13%, 9/15/14	1,100	1,189
5.25%, 5/1/15	350	378
5.15%, 10/1/15	1,050	1,134
3.15%, 7/5/16	185	186
6.13%, 6/27/17	100	112
6.00%, 1/15/18	1,610	1,791
4.95%, 3/25/20	375	387
4.40%, 7/22/20	300	294
4.63%, 5/10/21	250	248
6.40%, 5/15/38	554	625
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	221

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Banks - 3.1% continued
6.00%, 10/1/17	$650	$722
KeyBank N.A.,
5.80%, 7/1/14	250	274
5.45%, 3/3/16	100	109
KeyCorp.,
3.75%, 8/13/15	250	258
5.10%, 3/24/21	25	25
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	130	137
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	287
Mellon Funding Corp.,
5.00%, 12/1/14	100	110
Morgan Stanley,
5.30%, 3/1/13	250	264
4.75%, 4/1/14	1,300	1,355
4.20%, 11/20/14	280	291
4.10%, 1/26/15	500	514
6.00%, 4/28/15	2,025	2,195
5.38%, 10/15/15	200	214
3.80%, 4/29/16	350	346
5.45%, 1/9/17	325	344
6.25%, 8/28/17	350	379
5.95%, 12/28/17	175	188
6.63%, 4/1/18	850	936
7.30%, 5/13/19	645	731
5.63%, 9/23/19	475	487
6.25%, 8/9/26	100	105
National City Corp.,
4.90%, 1/15/15	200	219
PNC Bank N.A.,
4.88%, 9/21/17	100	107
PNC Funding Corp.,
4.25%, 9/21/15	250	268
6.70%, 6/10/19	600	707
4.38%, 8/11/20	500	506
State Street Corp.,
4.30%, 5/30/14	345	373
SunTrust Bank,
7.25%, 3/15/18	125	144
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	101
U.S. Bancorp,
2.00%, 6/14/13	200	204
1.38%, 9/13/13	300	301
1.13%, 10/30/13	70	70
3.15%, 3/4/15	215	225
2.45%, 7/27/15	70	71
4.13%, 5/24/21	50	50
US Bank N.A.,
6.30%, 2/4/14	300	334
4.95%, 10/30/14	250	274
4.80%, 4/15/15	100	110
Wachovia Bank N.A.,
5.85%, 2/1/37	250	252
6.60%, 1/15/38	300	329
Wachovia Corp.,
5.50%, 5/1/13	525	565
4.88%, 2/15/14	250	266
5.25%, 8/1/14	150	161
5.63%, 10/15/16	550	597
5.75%, 6/15/17	350	389
5.75%, 2/1/18	600	663
Wells Fargo & Co.,
5.13%, 9/1/12	150	157
4.38%, 1/31/13	1,030	1,081
4.95%, 10/16/13	700	745
4.63%, 4/15/14	415	439
5.00%, 11/15/14	100	108
3.63%, 4/15/15	250	261
5.13%, 9/15/16	475	508
5.63%, 12/11/17	445	492
4.60%, 4/1/21	250	251
5.38%, 2/7/35	125	125
Wells Fargo Bank N.A.,
4.75%, 2/9/15	250	267
Wells Fargo Capital X,
5.95%, 12/15/36	100	98

		62,900

Beverages - 0.4%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	190
5.50%, 1/15/18	375	418
5.95%, 1/15/33	100	107
6.45%, 9/1/37	50	57
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 3/26/13	100	102

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Beverages - 0.4% continued
4.13%, 1/15/15	$500	$538
2.88%, 2/15/16	75	76
5.38%, 1/15/20	450	496
8.20%, 1/15/39	1,000	1,375
Bottling Group LLC,
5.50%, 4/1/16	675	772
Coca-Cola (The) Co.,
3.15%, 11/15/20	1,115	1,070
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	250	250
Coca-Cola Refreshments USA, Inc.,
7.38%, 3/3/14	125	145
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	60	61
2.90%, 1/15/16	135	137
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	56
PepsiCo, Inc.,
4.65%, 2/15/13	140	149
3.10%, 1/15/15	450	472
2.50%, 5/10/16	200	202
5.00%, 6/1/18	650	720
4.50%, 1/15/20	300	318
4.88%, 11/1/40	165	158

		7,869

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	196
2.30%, 6/15/16	100	99
5.85%, 6/1/17	375	434
4.50%, 3/15/20	165	170
6.38%, 6/1/37	100	111
6.40%, 2/1/39	100	112
5.65%, 6/15/42	100	100
Genentech, Inc.,
4.75%, 7/15/15	150	165
Life Technologies Corp.,
3.50%, 1/15/16	250	256

		1,643

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	110
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	111

		221

Chemicals - 0.3%
Dow Chemical (The) Co.,
6.00%, 10/1/12	50	53
7.60%, 5/15/14	1,000	1,160
5.70%, 5/15/18	100	111
7.38%, 11/1/29	100	122
9.40%, 5/15/39	300	445
E.I. Du Pont de Nemours & Co.,
5.00%, 1/15/13	16	17
1.75%, 3/25/14	200	202
3.25%, 1/15/15	350	367
5.25%, 12/15/16	400	452
6.00%, 7/15/18	615	710
6.50%, 1/15/28	100	115
Monsanto Co.,
2.75%, 4/15/16	50	51
5.13%, 4/15/18	240	267
5.50%, 8/15/25	50	56
PPG Industries, Inc.,
1.90%, 1/15/16	50	49
6.65%, 3/15/18	220	258
7.70%, 3/15/38	50	64
Praxair, Inc.,
3.95%, 6/1/13	275	292
4.50%, 8/15/19	400	425
4.05%, 3/15/21	100	102
Rohm & Haas Co.,
6.00%, 9/15/17	250	284
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	317

		5,919

Commercial Services - 0.0%
Massachusetts Institute of Technology,
5.60%, 7/1/11	40	41
Western Union (The) Co.,
5.93%, 10/1/16	355	401
6.20%, 11/17/36	50	51
6.20%, 6/21/40	70	70

		563

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Computers - 0.3%
Computer Sciences Corp.,
5.50%, 3/15/13	$250	$266
Dell, Inc.,
2.30%, 9/10/15	350	351
3.10%, 4/1/16	150	153
5.65%, 4/15/18	180	200
5.88%, 6/15/19	100	112
6.50%, 4/15/38	50	55
Hewlett-Packard Co.,
6.50%, 7/1/12	75	79
4.50%, 3/1/13	850	900
1.55%, 5/30/14	125	126
4.75%, 6/2/14	700	764
2.13%, 9/13/15	200	200
2.20%, 12/1/15	250	250
International Business Machines Corp.,
4.75%, 11/29/12	75	79
1.00%, 8/5/13	550	552
1.25%, 5/12/14	100	100
5.70%, 9/14/17	1,450	1,686
8.38%, 11/1/19	50	67
6.50%, 1/15/28	100	119
5.60%, 11/30/39	275	290

		6,349

Cosmetics/Personal Care - 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	175	185
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	108
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,360
4.70%, 2/15/19	200	221
5.80%, 8/15/34	100	111
5.55%, 3/5/37	50	53

		2,038

Diversified Financial Services - 1.8%
American Express Co.,
4.88%, 7/15/13	675	718
6.15%, 8/28/17	800	912
7.00%, 3/19/18	300	353
8.13%, 5/20/19	550	697
8.15%, 3/19/38	170	226
American Express Credit Corp.,
5.88%, 5/2/13	100	108
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	90
5.30%, 3/15/20	95	102
Bear Stearns (The) Cos. LLC,
6.95%, 8/10/12	200	214
5.30%, 10/30/15	850	932
5.55%, 1/22/17	50	55
6.40%, 10/2/17	150	171
7.25%, 2/1/18	535	635
BlackRock, Inc.,
3.50%, 12/10/14	275	290
5.00%, 12/10/19	130	138
4.25%, 5/24/21	150	148
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	450	475
6.13%, 2/17/14	100	112
4.75%, 2/17/15	275	303
2.65%, 4/1/16	150	153
5.85%, 9/1/17	592	690
5.45%, 4/15/18	300	339
Charles Schwab (The) Corp.,
4.95%, 6/1/14	120	132
4.45%, 7/22/20	250	256
Citigroup Funding, Inc.,
1.88%, 10/22/12	2,000	2,039
Credit Suisse USA, Inc.,
5.50%, 8/15/13	450	488
4.88%, 1/15/15	375	404
5.38%, 3/2/16	75	83
7.13%, 7/15/32	250	298
General Electric Capital Corp.,
2.13%, 12/21/12	2,000	2,048
2.80%, 1/8/13	100	103
5.45%, 1/15/13	1,725	1,836
2.10%, 1/7/14	300	304
5.90%, 5/13/14	370	411
3.75%, 11/14/14	750	794
4.88%, 3/4/15	350	381
5.00%, 1/8/16	100	109
2.95%, 5/9/16	150	151
5.63%, 9/15/17	1,175	1,297
5.63%, 5/1/18	2,575	2,816

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Diversified Financial Services - 1.8% continued
5.50%, 1/8/20	$200	$214
4.63%, 1/7/21	1,400	1,408
6.75%, 3/15/32	150	167
6.15%, 8/7/37	150	156
5.88%, 1/14/38	600	607
6.88%, 1/10/39	550	623
Goldman Sachs Capital II,
5.79%, 6/1/12	100	80
HSBC Finance Corp.,
6.38%, 11/27/12	250	267
4.75%, 7/15/13	325	344
5.50%, 1/19/16	650	711
IBM International Group Capital LLC,
5.05%, 10/22/12	100	106
Jefferies Group, Inc.,
8.50%, 7/15/19	350	414
John Deere Capital Corp.,
4.95%, 12/17/12	200	212
5.10%, 1/15/13	125	133
2.95%, 3/9/15	350	364
2.25%, 6/7/16	250	250
5.75%, 9/10/18	200	230
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	420	419
Lehman Brothers Holdings Capital Trust VII,
5.86%, 5/31/12 (1) *	50	—
Merrill Lynch & Co., Inc.,
6.05%, 8/15/12	400	421
5.45%, 2/5/13	425	451
6.15%, 4/25/13	705	757
5.45%, 7/15/14	330	355
6.05%, 5/16/16	500	524
5.70%, 5/2/17	150	156
6.40%, 8/28/17	200	218
6.88%, 4/25/18	505	559
6.88%, 11/15/18	275	302
6.11%, 1/29/37	150	141
7.75%, 5/14/38	175	194
National Rural Utilities Cooperative Finance Corp.,
5.50%, 7/1/13	300	327
1.90%, 11/1/15	250	246
5.45%, 2/1/18	300	336
8.00%, 3/1/32	50	65
SLM Corp.,
5.00%, 10/1/13	650	676
Toyota Motor Credit Corp.,
1.38%, 8/12/13	500	503
2.80%, 1/11/16	300	307
4.50%, 6/17/20	300	311

		35,365

Electric - 1.5%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	186
Alabama Power Co.,
4.85%, 12/15/12	25	26
6.13%, 5/15/38	50	56
American Electric Power Co., Inc.,
5.25%, 6/1/15	300	330
Appalachian Power Co.,
4.60%, 3/30/21	250	252
7.00%, 4/1/38	75	88
Carolina Power & Light Co.,
5.13%, 9/15/13	540	588
CenterPoint Energy Houston Electric LLC,
5.70%, 3/15/13	150	162
7.00%, 3/1/14	200	229
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	273
Commonwealth Edison Co.,
5.95%, 8/15/16	125	143
6.15%, 9/15/17	225	260
5.80%, 3/15/18	300	336
4.00%, 8/1/20	410	406
6.45%, 1/15/38	200	223
Consolidated Edison Co. of New York, Inc.,
4.88%, 2/1/13	350	371
4.45%, 6/15/20	250	261
5.30%, 3/1/35	150	150
5.85%, 3/15/36	100	107
6.20%, 6/15/36	200	223
6.75%, 4/1/38	100	119
5.50%, 12/1/39	85	87
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	106
7.60%, 4/1/32	100	117
Consumers Energy Co.,
5.50%, 8/15/16	125	141

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electric - 1.5% continued
6.13%, 3/15/19	$200	$232
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	139
5.70%, 10/1/37	50	53
Dominion Resources, Inc.,
5.15%, 7/15/15	50	55
6.00%, 11/30/17	100	115
6.40%, 6/15/18	20	23
5.25%, 8/1/33	250	275
5.95%, 6/15/35	250	264
7.00%, 6/15/38	20	24
DTE Energy Co.,
6.38%, 4/15/33	50	54
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	113
5.25%, 1/15/18	200	223
5.10%, 4/15/18	65	72
3.90%, 6/15/21	50	50
6.45%, 10/15/32	106	120
6.10%, 6/1/37	150	163
6.00%, 1/15/38	35	38
6.05%, 4/15/38	175	194
5.30%, 2/15/40	400	405
Duke Energy Corp.,
6.25%, 6/15/18	100	115
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	350	377
6.45%, 4/1/39	250	285
Duke Energy Ohio, Inc.,
2.10%, 6/15/13	245	251
Entergy Louisiana LLC,
6.50%, 9/1/18	100	115
5.40%, 11/1/24	150	161
Entergy Texas, Inc.,
7.13%, 2/1/19	250	293
Exelon Corp.,
5.63%, 6/15/35	75	71
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	235
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	380	395
Florida Power & Light Co.,
5.55%, 11/1/17	225	263
5.65%, 2/1/37	350	371
5.95%, 2/1/38	150	166
5.69%, 3/1/40	400	428
Florida Power Corp.,
5.80%, 9/15/17	50	58
5.65%, 6/15/18	225	257
6.35%, 9/15/37	50	57
6.40%, 6/15/38	285	329
Georgia Power Co.,
4.25%, 12/1/19	500	521
Metropolitan Edison Co.,
4.88%, 4/1/14	200	212
MidAmerican Energy Co.,
5.30%, 3/15/18	500	553
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	325	345
6.13%, 4/1/36	350	377
6.50%, 9/15/37	200	226
Midamerican Funding LLC,
6.93%, 3/1/29	50	58
Nevada Power Co.,
6.65%, 4/1/36	100	115
5.45%, 5/15/41	35	35
NextEra Energy Capital Holdings, Inc.,
5.35%, 6/15/13	75	80
6.65%, 6/15/67	25	25
Nisource Finance Corp.,
6.15%, 3/1/13	35	38
5.25%, 9/15/17	450	487
5.45%, 9/15/20	200	211
5.95%, 6/15/41	100	98
Northern States Power Co.,
6.25%, 6/1/36	100	115
5.35%, 11/1/39	65	67
NSTAR Electric Co.,
4.88%, 4/15/14	200	218
Ohio Power Co.,
5.50%, 2/15/13	50	53
6.60%, 2/15/33	100	112
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	263
7.25%, 1/15/33	200	240
7.50%, 9/1/38	145	180

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electric - 1.5% continued
Pacific Gas & Electric Co.,
4.80%, 3/1/14	$225	$245
5.63%, 11/30/17	660	749
4.25%, 5/15/21	150	150
6.05%, 3/1/34	450	476
5.80%, 3/1/37	100	103
5.40%, 1/15/40	160	155
PacifiCorp,
3.85%, 6/15/21	100	99
6.25%, 10/15/37	275	311
6.00%, 1/15/39	60	66
Peco Energy Co.,
5.35%, 3/1/18	25	28
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	336
PPL Electric Utilities Corp.,
6.25%, 5/15/39	125	141
PPL Energy Supply LLC,
5.40%, 8/15/14	250	273
6.50%, 5/1/18	100	113
Progress Energy, Inc.,
7.75%, 3/1/31	50	63
6.00%, 12/1/39	450	474
PSEG Power LLC,
2.50%, 4/15/13	100	102
5.50%, 12/1/15	175	193
Public Service Co. of Colorado,
7.88%, 10/1/12	300	326
4.88%, 3/1/13	325	346
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	51
6.63%, 11/15/37	125	139
Public Service Electric & Gas Co.,
5.13%, 9/1/12	100	105
5.30%, 5/1/18	575	643
5.38%, 11/1/39	250	255
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	25
6.27%, 3/15/37	75	84
5.80%, 3/15/40	250	263
5.64%, 4/15/41	80	82
San Diego Gas & Electric Co.,
6.13%, 9/15/37	50	57
4.50%, 8/15/40	150	136
SCANA Corp.,
4.75%, 5/15/21	75	75
Sierra Pacific Power Co.,
5.45%, 9/1/13	275	298
6.00%, 5/15/16	250	286
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	129
6.05%, 1/15/38	265	288
Southern California Edison Co.,
5.00%, 1/15/14	150	164
5.50%, 8/15/18	100	114
3.88%, 6/1/21	150	150
6.65%, 4/1/29	300	344
6.00%, 1/15/34	100	110
5.55%, 1/15/37	125	131
5.95%, 2/1/38	100	110
6.05%, 3/15/39	50	56
5.50%, 3/15/40	150	156
Southern Co.,
2.38%, 9/15/15	250	250
Southern Power Co.,
6.25%, 7/15/12	600	631
4.88%, 7/15/15	150	164
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	441
6.20%, 3/15/40	200	204
Southwestern Public Service Co.,
6.00%, 10/1/36	100	106
Union Electric Co.,
6.40%, 6/15/17	400	464
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	476
6.00%, 1/15/36	50	55
8.88%, 11/15/38	300	444
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	159
Xcel Energy, Inc.,
4.70%, 5/15/20	100	104
6.50%, 7/1/36	100	114

		29,320

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	111

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electrical Components & Equipment - 0.0% continued
5.38%, 10/15/17	$100	$114
5.25%, 10/15/18	325	363
6.00%, 8/15/32	25	28
6.13%, 4/15/39	50	57

		673

Electronics - 0.0%
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	333

Environmental Control - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	166
5.50%, 9/15/19	120	131
5.00%, 3/1/20	400	423
5.25%, 11/15/21	500	528
Waste Management, Inc.,
6.38%, 11/15/12	100	107
5.00%, 3/15/14	100	109
6.10%, 3/15/18	250	283
7.10%, 8/1/26	125	148
6.13%, 11/30/39	400	419

		2,314

Food - 0.4%
Campbell Soup Co.,
5.00%, 12/3/12	150	159
4.25%, 4/15/21	150	153
ConAgra Foods, Inc.,
7.00%, 4/15/19	300	343
7.00%, 10/1/28	100	105
General Mills, Inc.,
1.55%, 5/16/14	100	101
5.20%, 3/17/15	500	557
5.40%, 6/15/40	70	71
H.J. Heinz Co.,
5.35%, 7/15/13	200	217
H.J. Heinz Finance Co.,
6.75%, 3/15/32	50	57
Kellogg Co.,
5.13%, 12/3/12	200	212
3.25%, 5/21/18	130	131
4.15%, 11/15/19	335	345
7.45%, 4/1/31	100	126
Kraft Foods, Inc.,
2.63%, 5/8/13	480	494
5.25%, 10/1/13	125	136
6.50%, 8/11/17	150	176
6.13%, 2/1/18	815	938
6.13%, 8/23/18	50	57
6.50%, 11/1/31	150	171
7.00%, 8/11/37	100	116
6.88%, 2/1/38	100	116
6.88%, 1/26/39	100	115
6.50%, 2/9/40	250	278
Kroger (The) Co.,
5.50%, 2/1/13	175	187
3.90%, 10/1/15	80	85
6.15%, 1/15/20	25	29
7.50%, 4/1/31	200	242
6.90%, 4/15/38	100	116
Safeway, Inc.,
5.80%, 8/15/12	225	237
6.35%, 8/15/17	275	315
5.00%, 8/15/19	385	403
3.95%, 8/15/20	350	340
Sara Lee Corp.,
3.88%, 6/15/13	200	208
Sysco Corp.,
6.63%, 3/17/39	200	245
Unilever Capital Corp.,
4.25%, 2/10/21	250	260
5.90%, 11/15/32	125	141

		7,982

Forest Products & Paper - 0.1%
International Paper Co.,
5.30%, 4/1/15	100	109
7.95%, 6/15/18	325	387
7.50%, 8/15/21	350	409
7.30%, 11/15/39	45	49

		954

Gas - 0.1%
AGL Capital Corp.,
5.88%, 3/15/41	100	104
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	46
KeySpan Corp.,
5.80%, 4/1/35	175	176

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Gas - 0.1% continued
Sempra Energy,
2.00%, 3/15/14	$200	$202
6.15%, 6/15/18	400	455
Southern California Gas Co.,
5.75%, 11/15/35	150	163
Southern Union Co.,
8.25%, 11/15/29	25	30

		1,176

Healthcare - Products - 0.2%
Baxter International, Inc.,
1.80%, 3/15/13	80	81
4.63%, 3/15/15	100	110
5.38%, 6/1/18	225	254
6.25%, 12/1/37	30	34
Becton, Dickinson and Co.,
3.25%, 11/12/20	230	219
Johnson & Johnson,
5.55%, 8/15/17	350	406
5.15%, 7/15/18	200	226
3.55%, 5/15/21	250	248
6.95%, 9/1/29	100	126
5.95%, 8/15/37	100	112
4.85%, 5/15/41	150	145
Medtronic, Inc.,
3.00%, 3/15/15	250	261
4.75%, 9/15/15	200	222
4.13%, 3/15/21	500	509
6.50%, 3/15/39	100	119

		3,072

Healthcare - Services - 0.2%
Aetna, Inc.,
3.95%, 9/1/20	375	368
4.13%, 6/1/21	250	248
6.75%, 12/15/37	150	171
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	115
4.75%, 1/30/20	340	352
5.75%, 1/30/40	85	84
UnitedHealth Group, Inc.,
5.00%, 8/15/14	6	7
4.70%, 2/15/21	300	313
5.80%, 3/15/36	250	252
6.63%, 11/15/37	350	388
6.88%, 2/15/38	100	114
5.70%, 10/15/40	135	134
WellPoint, Inc.,
5.25%, 1/15/16	150	167
5.88%, 6/15/17	350	400
5.85%, 1/15/36	600	612

		3,725

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	250	265

Household Products/Wares - 0.1%
Clorox Co.,
5.00%, 3/1/13	350	370
5.00%, 1/15/15	75	82
5.95%, 10/15/17	25	28
Fortune Brands, Inc.,
5.38%, 1/15/16	475	515
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	109
6.13%, 8/1/17	50	59
6.25%, 7/15/18	150	176
6.63%, 8/1/37	350	423

		1,762

Housewares - 0.0%
Newell Rubbermaid, Inc.,
4.70%, 8/15/20	350	352

Insurance - 0.8%
ACE INA Holdings, Inc.,
5.90%, 6/15/19	355	400
6.70%, 5/15/36	50	58
Aflac, Inc.,
6.90%, 12/17/39	80	84
Allstate (The) Corp.,
5.55%, 5/9/35	50	48
6.13%, 5/15/37	100	99
6.50%, 5/15/57	225	224
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	1,000	1,078
American International Group, Inc.,
5.05%, 10/1/15	100	104
5.85%, 1/16/18	225	235
8.25%, 8/15/18	150	172

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Insurance - 0.8% continued
6.25%, 5/1/36	$100	$102
8.18%, 5/15/58	440	481
AON Corp.,
5.00%, 9/30/20	350	359
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	269
4.85%, 1/15/15	575	635
5.40%, 5/15/18	300	333
5.75%, 1/15/40	255	265
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	521
Chubb Corp.,
5.75%, 5/15/18	325	367
6.00%, 5/11/37	50	52
6.50%, 5/15/38	85	94
Genworth Financial, Inc.,
5.75%, 6/15/14	175	183
6.52%, 5/22/18	50	50
7.20%, 2/15/21	500	500
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	78
5.38%, 3/15/17	150	158
5.50%, 3/30/20	250	258
5.95%, 10/15/36	75	71
Lincoln National Corp.,
6.15%, 4/7/36	150	153
6.30%, 10/9/37	100	104
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	520	571
MetLife, Inc.,
2.38%, 2/6/14	450	459
5.00%, 6/15/15	825	900
6.75%, 6/1/16	170	198
5.70%, 6/15/35	700	702
6.40%, 12/15/36	150	146
Principal Life Income Funding Trusts,
5.30%, 4/24/13	150	161
5.10%, 4/15/14	231	252
Protective Life Corp.,
7.38%, 10/15/19	300	341
8.45%, 10/15/39	200	220
Prudential Financial, Inc.,
4.50%, 7/15/13	125	132
5.10%, 9/20/14	40	44
3.88%, 1/14/15	200	209
6.00%, 12/1/17	425	477
7.38%, 6/15/19	500	593
5.38%, 6/21/20	175	184
5.75%, 7/15/33	50	48
6.63%, 12/1/37	200	212
6.20%, 11/15/40	75	77
Swiss Re Solutions Holding Corp.,
6.45%, 3/1/19	575	625
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	168
5.80%, 5/15/18	375	420
6.25%, 6/15/37	375	401
5.35%, 11/1/40	25	24
Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	107

		15,206

Internet - 0.0%
eBay, Inc.,
1.63%, 10/15/15	250	244
Google, Inc.,
1.25%, 5/19/14	110	111
3.63%, 5/19/21	250	247

		602

Iron/Steel - 0.0%
Allegheny Technologies, Inc.,
5.95%, 1/15/21	25	27
Cliffs Natural Resources, Inc.,
6.25%, 10/1/40	200	197
Nucor Corp.,
5.85%, 6/1/18	200	228
6.40%, 12/1/37	150	173

		625

Lodging - 0.0%
Marriott International, Inc.,
5.63%, 2/15/13	200	213

Machinery - Construction & Mining - 0.0%
Caterpillar, Inc.,
1.38%, 5/27/14	400	402
5.70%, 8/15/16	50	58
7.30%, 5/1/31	25	32

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Machinery - Construction & Mining - 0.0% continued
6.05%, 8/15/36	$50	$56

		548

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	203
8.10%, 5/15/30	100	136

		339

Media - 0.9%
CBS Corp.,
5.63%, 8/15/12	18	19
5.75%, 4/15/20	250	271
4.30%, 2/15/21	500	488
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	100	112
Comcast Corp.,
5.30%, 1/15/14	150	164
5.85%, 11/15/15	450	510
6.50%, 1/15/17	1,500	1,748
5.70%, 5/15/18	400	446
6.45%, 3/15/37	175	187
6.95%, 8/15/37	200	226
6.40%, 5/15/38	600	640
6.40%, 3/1/40	95	102
COX Communications, Inc.,
7.13%, 10/1/12	200	215
4.63%, 6/1/13	100	106
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.55%, 3/15/15	400	418
3.50%, 3/1/16	200	206
5.88%, 10/1/19	500	555
5.00%, 3/1/21	400	414
6.00%, 8/15/40	250	253
Discovery Communications LLC,
3.70%, 6/1/15	250	263
6.35%, 6/1/40	125	133
McGraw-Hill (The) Cos., Inc.,
5.90%, 11/15/17	75	84
NBCUniversal Media LLC,
2.10%, 4/1/14 (2) (3)	200	203
3.65%, 4/30/15 (2) (3)	115	121
5.15%, 4/30/20 (2) (3)	200	211
4.38%, 4/1/21 (2) (3)	400	396
6.40%, 4/30/40 (2)	115	124
News America, Inc.,
5.30%, 12/15/14	450	502
6.90%, 3/1/19	300	349
6.40%, 12/15/35	125	131
6.65%, 11/15/37	550	589
6.90%, 8/15/39	310	341
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	247
5.85%, 5/1/17	1,325	1,490
8.75%, 2/14/19	300	382
5.00%, 2/1/20	365	379
4.13%, 2/15/21	250	242
7.30%, 7/1/38	350	407
6.75%, 6/15/39	325	356
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	95
Time Warner, Inc.,
5.88%, 11/15/16	1,150	1,314
4.88%, 3/15/20	160	166
4.75%, 3/29/21	350	356
6.50%, 11/15/36	600	640
6.20%, 3/15/40	55	56
6.10%, 7/15/40	200	203
Viacom, Inc.,
3.50%, 4/1/17	125	127
6.88%, 4/30/36	500	558
Walt Disney (The) Co.,
5.88%, 12/15/17	300	352
5.50%, 3/15/19	400	459
3.75%, 6/1/21	300	299

		18,655

Mining - 0.2%
Alcoa, Inc.,
5.55%, 2/1/17	475	505
6.75%, 7/15/18	80	89
5.40%, 4/15/21	75	75
5.90%, 2/1/27	75	73
5.95%, 2/1/37	600	571
Barrick N.A. Finance LLC,
6.80%, 9/15/18	175	204
7.50%, 9/15/38	100	119

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Mining - 0.2% continued
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	$725	$792
Newmont Mining Corp.,
5.13%, 10/1/19	315	338
5.88%, 4/1/35	100	101
Southern Copper Corp.,
7.50%, 7/27/35	300	314
6.75%, 4/16/40	90	88

		3,269

Miscellaneous Manufacturing - 0.2%
3M Co.,
4.38%, 8/15/13	200	216
5.70%, 3/15/37	350	384
Danaher Corp.,
5.63%, 1/15/18	200	227
Dover Corp.,
4.30%, 3/1/21	60	62
General Electric Co.,
5.00%, 2/1/13	1,105	1,173
5.25%, 12/6/17	250	277
Honeywell International, Inc.,
5.30%, 3/15/17	200	227
5.30%, 3/1/18	290	326
5.70%, 3/15/36	720	768
5.70%, 3/15/37	125	133
Textron, Inc.,
5.60%, 12/1/17	125	134

		3,927

Office/Business Equipment - 0.0%
Pitney Bowes, Inc.,
4.63%, 10/1/12	100	104
Xerox Corp.,
6.75%, 2/1/17	500	584
5.63%, 12/15/19	120	131
4.50%, 5/15/21	30	30
6.75%, 12/15/39	60	67

		916

Oil & Gas - 0.6%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	506
6.38%, 9/15/17	190	218
6.95%, 6/15/19	500	584
Apache Corp.,
5.63%, 1/15/17	250	288
6.00%, 1/15/37	400	435
5.10%, 9/1/40	100	96
Chevron Corp.,
3.95%, 3/3/14	500	539
4.95%, 3/3/19	200	223
ConocoPhillips,
4.60%, 1/15/15	420	464
6.65%, 7/15/18	100	120
5.75%, 2/1/19	1,150	1,323
6.50%, 2/1/39	525	613
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	352
ConocoPhillips Holding Co.,
6.95%, 4/15/29	150	182
Devon Energy Corp.,
6.30%, 1/15/19	500	588
EOG Resources, Inc.,
2.95%, 6/1/15	250	257
5.63%, 6/1/19	215	241
4.10%, 2/1/21	500	494
Hess Corp.,
7.13%, 3/15/33	75	89
6.00%, 1/15/40	150	155
5.60%, 2/15/41	500	489
Marathon Oil Corp.,
6.00%, 10/1/17	185	213
6.60%, 10/1/37	75	83
Marathon Petroleum Corp.,
3.50%, 3/1/16 (2) (3)	200	205
5.13%, 3/1/21 (2) (3)	75	77
6.50%, 3/1/41 (2) (3)	160	165
Pemex Project Funding Master Trust,
5.75%, 3/1/18	925	1,014
6.63%, 6/15/35	200	211
Rowan Cos., Inc.,
5.00%, 9/1/17	200	214
Valero Energy Corp.,
4.50%, 2/1/15	230	246
7.50%, 4/15/32	50	56
6.63%, 6/15/37	325	339

		11,079

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Oil & Gas Services - 0.0%
Baker Hughes, Inc.,
5.13%, 9/15/40	$175	$169
Cameron International Corp.,
4.50%, 6/1/21	125	124
Halliburton Co.,
5.90%, 9/15/18	350	404
6.70%, 9/15/38	75	86
7.45%, 9/15/39	100	125

		908

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	71
Sonoco Products Co.,
5.75%, 11/1/40	150	150

		221

Pharmaceuticals - 0.6%
Abbott Laboratories,
5.15%, 11/30/12	300	319
5.88%, 5/15/16	225	262
5.60%, 11/30/17	600	695
6.15%, 11/30/37	50	56
5.30%, 5/27/40	250	251
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	219
5.45%, 5/1/18	340	383
5.88%, 11/15/36	23	26
6.13%, 5/1/38	5	6
Cardinal Health, Inc.,
5.80%, 10/15/16	100	113
Eli Lilly & Co.,
5.20%, 3/15/17	775	878
Express Scripts, Inc.,
3.13%, 5/15/16	100	101
7.25%, 6/15/19	440	526
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	109
5.65%, 5/15/18	800	912
5.38%, 4/15/34	150	155
6.38%, 5/15/38	380	438
McKesson Corp.,
5.70%, 3/1/17	275	312
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	264
5.90%, 11/1/39	50	52
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	350
Merck & Co., Inc.,
5.30%, 12/1/13	100	111
4.75%, 3/1/15	375	418
6.00%, 9/15/17	350	412
5.00%, 6/30/19	725	802
5.75%, 11/15/36	50	54
5.85%, 6/30/39	100	109
Novartis Capital Corp.,
1.90%, 4/24/13	210	215
4.40%, 4/24/20	185	195
Pfizer, Inc.,
4.50%, 2/15/14	250	272
5.35%, 3/15/15	335	378
6.20%, 3/15/19	1,000	1,170
7.20%, 3/15/39	200	251
Pharmacia Corp.,
6.60%, 12/1/28	125	148
Teva Pharmaceutical Finance Co. LLC,
5.55%, 2/1/16	100	113
6.15%, 2/1/36	45	49
Wyeth,
5.50%, 2/1/14	815	904
5.50%, 2/15/16	425	484
5.95%, 4/1/37	225	241

		12,753

Pipelines - 0.5%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	96
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	167
6.00%, 5/15/18	85	95
6.63%, 11/1/37	50	55
5.85%, 1/15/41 (2) (3)	50	51
El Paso Natural Gas Co.,
5.95%, 4/15/17	350	396
8.38%, 6/15/32	100	126
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	101
7.50%, 4/15/38	50	60
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	390

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Pipelines - 0.5% continued
9.00%, 4/15/19	$400	$497
7.50%, 7/1/38	50	57
Enterprise Products Operating LLC,
5.65%, 4/1/13	350	375
5.60%, 10/15/14	250	278
3.20%, 2/1/16	200	203
6.30%, 9/15/17	335	384
5.25%, 1/31/20	300	319
6.88%, 3/1/33	50	55
7.55%, 4/15/38	50	60
Kinder Morgan Energy Partners L.P.,
5.13%, 11/15/14	250	274
5.95%, 2/15/18	495	551
6.85%, 2/15/20	70	81
5.80%, 3/1/21	300	326
7.40%, 3/15/31	250	285
7.30%, 8/15/33	100	114
6.95%, 1/15/38	150	163
6.55%, 9/15/40	100	105
ONEOK Partners L.P.,
3.25%, 2/1/16	135	137
6.15%, 10/1/16	200	230
8.63%, 3/1/19	350	445
ONEOK, Inc.,
5.20%, 6/15/15	200	219
Panhandle Eastern Pipeline Co. L.P.,
6.20%, 11/1/17	100	114
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	224
6.50%, 5/1/18	300	340
5.75%, 1/15/20	200	217
5.00%, 2/1/21	100	102
Spectra Energy Capital LLC,
6.25%, 2/15/13	150	162
5.90%, 9/15/13	125	136
6.20%, 4/15/18	100	113
7.50%, 9/15/38	50	60
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	58
Williams (The) Cos., Inc.,
8.75%, 3/15/32	93	118
Williams Partners L.P.,
5.25%, 3/15/20	180	189
4.13%, 11/15/20	300	288
6.30%, 4/15/40	130	135
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	100	118

		9,069

Real Estate - 0.0%
ProLogis L.P.,
4.50%, 8/15/17	85	85
Regency Centers L.P.,
5.88%, 6/15/17	25	28

		113

Real Estate Investment Trusts - 0.3%
BioMed Realty L.P.,
3.85%, 4/15/16	100	101
Boston Properties L.P.,
6.25%, 1/15/13	24	26
5.88%, 10/15/19	500	548
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	161
CommonWealth REIT,
6.25%, 6/15/17	75	82
6.65%, 1/15/18	50	56
ERP Operating L.P.,
4.75%, 7/15/20	335	340
HCP, Inc.,
6.00%, 1/30/17	150	165
5.38%, 2/1/21	960	990
Health Care REIT, Inc.,
3.63%, 3/15/16	500	503
Hospitality Properties Trust,
6.70%, 1/15/18	75	80
Liberty Property L.P.,
6.63%, 10/1/17	50	57
Simon Property Group L.P.,
4.20%, 2/1/15	85	90
5.10%, 6/15/15	250	276
5.25%, 12/1/16	200	220
6.13%, 5/30/18	870	975
4.38%, 3/1/21	250	246
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	50	49

		4,965

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Retail - 0.7%
Costco Wholesale Corp.,
5.50%, 3/15/17	$250	$290
CVS Caremark Corp.,
5.75%, 6/1/17	700	786
4.75%, 5/18/20	250	260
4.13%, 5/15/21	100	97
6.25%, 6/1/27	250	276
6.13%, 9/15/39	175	179
Home Depot (The), Inc.,
5.25%, 12/16/13	75	82
5.40%, 3/1/16	800	894
4.40%, 4/1/21	250	251
5.88%, 12/16/36	350	358
Kohl’s Corp.,
6.88%, 12/15/37	150	173
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	367
4.63%, 4/15/20	100	106
5.80%, 10/15/36	100	105
5.80%, 4/15/40	200	208
McDonald’s Corp.,
4.30%, 3/1/13	175	185
5.80%, 10/15/17	750	880
3.63%, 5/20/21	100	100
6.30%, 10/15/37	75	87
Nordstrom, Inc.,
6.25%, 1/15/18	325	376
7.00%, 1/15/38	50	60
Target Corp.,
5.38%, 5/1/17	575	657
3.88%, 7/15/20	195	195
6.50%, 10/15/37	125	143
7.00%, 1/15/38	325	389
Walgreen Co.,
5.25%, 1/15/19	525	585
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	398
4.55%, 5/1/13	1,050	1,123
7.25%, 6/1/13	175	196
2.88%, 4/1/15	225	234
3.63%, 7/8/20	200	197
4.25%, 4/15/21	600	613
5.88%, 4/5/27	250	278
5.25%, 9/1/35	175	175
6.20%, 4/15/38	275	305
5.63%, 4/1/40	155	160
4.88%, 7/8/40	90	84
5.00%, 10/25/40	350	330
5.63%, 4/15/41	125	129
Yum! Brands, Inc.,
6.25%, 4/15/16	150	172
6.88%, 11/15/37	550	624

		13,107

Savings & Loans - 0.0%
Golden West Financial Corp.,
4.75%, 10/1/12	75	79
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	30

		109

Semiconductors - 0.0%
Applied Materials, Inc.,
2.65%, 6/15/16	30	30
5.85%, 6/15/41	100	101
Texas Instruments, Inc.,
1.38%, 5/15/14	400	402

		533

Software - 0.2%
Adobe Systems, Inc.,
3.25%, 2/1/15	350	365
Fiserv, Inc.,
3.13%, 10/1/15	250	253
3.13%, 6/15/16	170	169
Microsoft Corp.,
0.88%, 9/27/13	400	401
4.20%, 6/1/19	250	263
3.00%, 10/1/20	330	313
5.20%, 6/1/39	200	202
4.50%, 10/1/40	210	191
Oracle Corp.,
4.95%, 4/15/13	400	429
5.25%, 1/15/16	375	423
5.00%, 7/8/19	530	578
3.88%, 7/15/20 (2) (3)	300	298
6.50%, 4/15/38	550	638
6.13%, 7/8/39	100	111

		4,634

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Telecommunications - 1.0%
AT&T Corp.,
8.00%, 11/15/31	$165	$218
AT&T, Inc.,
5.10%, 9/15/14	1,450	1,593
2.50%, 8/15/15	200	203
5.60%, 5/15/18	175	195
5.80%, 2/15/19	900	1,016
6.15%, 9/15/34	125	129
6.80%, 5/15/36	50	56
6.30%, 1/15/38	175	185
6.40%, 5/15/38	425	456
6.55%, 2/15/39	625	686
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,212
5.20%, 12/15/16	1,300	1,455
BellSouth Telecommunications, Inc.,
6.38%, 6/1/28	75	80
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	472	520
8.50%, 11/15/18	1,100	1,428
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,052
3.15%, 3/14/17	100	102
4.45%, 1/15/20	335	349
5.90%, 2/15/39	500	528
5.50%, 1/15/40	195	195
Embarq Corp.,
7.08%, 6/1/16	750	834
8.00%, 6/1/36	400	410
Harris Corp.,
6.38%, 6/15/19	50	57
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	150	212
Qwest Corp.,
8.38%, 5/1/16	880	1,038
6.88%, 9/15/33	125	120
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,465
3.00%, 4/1/16	100	102
5.50%, 2/15/18	535	595
6.10%, 4/15/18	175	201
6.35%, 4/1/19	650	755
7.35%, 4/1/39	650	781
6.00%, 4/1/41	180	188
Verizon Global Funding Corp.,
7.75%, 12/1/30	500	625
Verizon New York, Inc.,
7.38%, 4/1/32	150	173
Verizon Virginia, Inc.,
4.63%, 3/15/13	450	475

		19,689

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	250	258

Transportation - 0.3%
Burlington Northern Santa Fe LLC,
5.65%, 5/1/17	500	568
4.10%, 6/1/21	20	20
6.15%, 5/1/37	100	108
5.75%, 5/1/40	750	773
CSX Corp.,
5.50%, 8/1/13	200	217
6.25%, 4/1/15	250	286
4.25%, 6/1/21	100	100
6.00%, 10/1/36	100	105
6.15%, 5/1/37	150	161
FedEx Corp.,
8.00%, 1/15/19	40	50
Norfolk Southern Corp.,
5.26%, 9/17/14	200	222
5.90%, 6/15/19	320	367
7.25%, 2/15/31	500	616
Ryder System, Inc.,
3.60%, 3/1/16	85	87
3.50%, 6/1/17	45	45
Union Pacific Corp.,
7.00%, 2/1/16	100	119
5.75%, 11/15/17	625	718
7.88%, 1/15/19	250	319
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	67
United Parcel Service, Inc.,
5.50%, 1/15/18	775	879
3.13%, 1/15/21	250	237
6.20%, 1/15/38	150	173

		6,237

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Water - 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	$75	$81

Total Corporate Bonds (Cost $291,750)		316,458

FOREIGN ISSUER BONDS - 6.9%
Banks - 1.7%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	144
Bank of Montreal,
1.75%, 4/29/14	75	76
Bank of Nova Scotia,
2.38%, 12/17/13	300	309
3.40%, 1/22/15	500	525
2.05%, 10/7/15	100	99
4.38%, 1/13/21	250	256
Barclays Bank PLC,
5.45%, 9/12/12	300	316
2.38%, 1/13/14	70	71
6.75%, 5/22/19	1,300	1,459
5.13%, 1/8/20	190	193
BNP Paribas S.A.,
5.00%, 1/15/21	1,000	1,005
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13	250	251
Credit Suisse,
5.00%, 5/15/13	900	961
3.50%, 3/23/15	250	258
6.00%, 2/15/18	190	205
5.30%, 8/13/19	300	319
Credit Suisse A.G.,
5.40%, 1/14/20	500	506
Deutsche Bank A.G.,
2.38%, 1/11/13	100	101
4.88%, 5/20/13	400	425
3.45%, 3/30/15	500	516
3.25%, 1/11/16	150	152
6.00%, 9/1/17	1,225	1,367
HSBC Holdings PLC,
5.25%, 12/12/12	700	738
5.10%, 4/5/21	1,100	1,127
6.50%, 9/15/37	300	310
6.80%, 6/1/38	150	160
Korea Development Bank,
5.30%, 1/17/13	205	216
4.38%, 8/10/15	245	257
Kreditanstalt fuer Wiederaufbau,
3.25%, 3/15/13	2,700	2,820
3.50%, 5/16/13	225	237
4.00%, 10/15/13	1,200	1,284
1.38%, 1/13/14	550	555
3.50%, 3/10/14	250	266
1.50%, 4/4/14	650	658
4.13%, 10/15/14	500	545
2.63%, 3/3/15	1,000	1,044
2.00%, 6/1/16	500	500
4.88%, 1/17/17	200	227
4.38%, 3/15/18	375	413
4.00%, 1/27/20	1,500	1,585
2.75%, 9/8/20	500	478
13.85%, 6/29/37(4)	500	144
Landwirtschaftliche Rentenbank,
3.25%, 3/15/13	350	365
3.13%, 7/15/15	525	554
2.13%, 7/15/16	250	249
5.13%, 2/1/17	900	1,028
Lloyds TSB Bank PLC,
4.88%, 1/21/16	250	256
6.38%, 1/21/21	250	260
Oesterreichische Kontrollbank A.G.,
4.75%, 10/16/12	850	897
1.75%, 3/11/13	200	204
3.63%, 6/17/13	170	180
4.50%, 3/9/15	650	718
5.00%, 4/25/17	100	113
Royal Bank of Canada,
2.63%, 12/15/15	180	183
2.88%, 4/19/16	200	205
Royal Bank of Scotland (The) PLC,
4.88%, 3/16/15	200	208
3.95%, 9/21/15	270	271
4.38%, 3/16/16	175	177
6.13%, 1/11/21	600	615
Royal Bank of Scotland Group PLC,
5.00%, 10/1/14	400	395
6.40%, 10/21/19	200	205

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Banks - 1.7% continued
UBS A.G.,
2.25%, 1/28/14	$375	$379
5.88%, 7/15/16	450	494
5.88%, 12/20/17	640	702
5.75%, 4/25/18	125	136
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	220
Westpac Banking Corp.,
3.00%, 8/4/15	250	253
3.00%, 12/9/15	200	201
4.88%, 11/19/19	1,000	1,040

		33,586

Beverages - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	170
5.75%, 10/23/17	850	974
Diageo Finance B.V.,
5.50%, 4/1/13	225	243

		1,387

Building Materials - 0.0%
Lafarge S.A.,
6.50%, 7/15/16	225	243

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	319
6.50%, 5/15/19	135	157
5.88%, 12/1/36	50	52

		528

Diversified Financial Services - 0.0%
Credit Suisse A.G.,
5.86%, 5/15/17	150	143
MUFG Capital Finance 1 Ltd.,
6.35%, 7/25/16	500	508
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	248

		899

Electric - 0.1%
Hydro-Quebec,
8.00%, 2/1/13	250	277
2.00%, 6/30/16	75	74
9.40%, 2/1/21	200	287
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	167
Scottish Power Ltd.,
5.38%, 3/15/15	100	108
TransAlta Corp.,
4.75%, 1/15/15	370	395

		1,308

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
4.63%, 3/11/13	200	211
6.88%, 3/11/38	225	260

		471

Food - 0.0%
Delhaize Group S.A.,
5.70%, 10/1/40	1,000	930

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	800	935
6.55%, 10/15/37	25	29

		964

Holding Companies - Diversified - 0.0%
Encana Holdings Finance Corp.,
5.80%, 5/1/14	100	111

Insurance - 0.0%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	115
AXA S.A.,
8.60%, 12/15/30	75	89
Willis Group Holdings PLC,
5.75%, 3/15/21	100	102
XL Group PLC,
6.50%, 4/15/17	50	46

		352

Iron/Steel - 0.0%
ArcelorMittal,
5.38%, 6/1/13	50	53
6.13%, 6/1/18	500	535
9.85%, 6/1/19	250	317
7.00%, 10/15/39	150	152

		1,057

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Media - 0.0%
Thomson Reuters Corp.,
5.95%, 7/15/13	$375	$410
5.85%, 4/15/40	150	157

		567

Mining - 0.3%
Barrick Gold Corp.,
2.90%, 5/30/16 (2)	200	200
6.95%, 4/1/19	300	357
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	321
5.50%, 4/1/14	300	334
5.25%, 12/15/15	250	282
5.40%, 3/29/17	100	114
6.50%, 4/1/19	200	239
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	100	106
5.20%, 1/15/14	100	109
6.13%, 12/15/33	100	110
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	155
6.50%, 7/15/18	675	788
9.00%, 5/1/19	575	762
Teck Resources Ltd.,
3.85%, 8/15/17	35	35
6.00%, 8/15/40	45	44
Vale Overseas Ltd.,
6.25%, 1/23/17	775	877
5.63%, 9/15/19	55	59
6.88%, 11/21/36	275	298
6.88%, 11/10/39	125	136

		5,326

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	219
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	59
7.13%, 10/1/37	50	60
Tyco International Finance S.A.,
4.13%, 10/15/14	55	59
3.38%, 10/15/15	100	103
8.50%, 1/15/19	50	63
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	500	588

		1,151

Multi-National - 1.2%
African Development Bank,
2.50%, 3/15/16	500	513
Asian Development Bank,
4.50%, 9/4/12	1,000	1,047
1.63%, 7/15/13	500	509
2.50%, 3/15/16	500	515
5.50%, 6/27/16	600	700
5.59%, 7/16/18	50	58
Corp. Andina de Fomento,
5.20%, 5/21/13	100	107
5.75%, 1/12/17	100	110
Council Of Europe Development Bank,
1.50%, 1/15/15	150	151
2.63%, 2/16/16	350	361
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	201
1.63%, 9/3/15	500	499
2.50%, 3/15/16	300	309
European Investment Bank,
1.75%, 9/14/12	250	254
1.63%, 3/15/13	200	203
3.25%, 5/15/13	1,025	1,073
3.38%, 6/12/13	750	788
4.25%, 7/15/13	1,800	1,928
1.25%, 9/17/13	400	404
2.38%, 3/14/14	2,500	2,590
4.63%, 5/15/14	750	824
2.88%, 1/15/15	550	579
2.75%, 3/23/15	500	523
1.63%, 9/1/15	500	499
1.38%, 10/20/15	500	495
2.25%, 3/15/16	400	406
4.88%, 1/17/17	800	907
5.13%, 5/30/17	350	402
2.88%, 9/15/20	500	481
4.88%, 2/15/36	200	206
Inter-American Development Bank,
4.38%, 9/20/12	1,200	1,257

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Multi-National - 1.2% continued
3.50%, 7/8/13	$200	$211
1.63%, 7/15/13	150	153
4.25%, 9/10/18	400	441
3.88%, 9/17/19	600	640
3.88%, 2/14/20	500	530
International Bank for Reconstruction & Development,
1.75%, 7/15/13	500	512
2.38%, 5/26/15	375	387
2.13%, 3/15/16	1,000	1,015
5.00%, 4/1/16	450	511
9.25%, 7/15/17	100	137
4.75%, 2/15/35	25	26
International Finance Corp.,
3.50%, 5/15/13	300	317
Nordic Investment Bank,
2.50%, 7/15/15	900	934
5.00%, 2/1/17	100	114

		24,827

Oil & Gas - 0.8%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	86
Anadarko Finance Co.,
7.50%, 5/1/31	75	87
BP Capital Markets PLC,
3.13%, 10/1/15	200	205
4.75%, 3/10/19	1,200	1,266
4.50%, 10/1/20	200	204
4.74%, 3/11/21	400	413
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	256
5.90%, 2/1/18	250	286
6.25%, 3/15/38	150	163
6.75%, 2/1/39	50	57
Cenovus Energy, Inc.,
4.50%, 9/15/14	50	54
6.75%, 11/15/39	65	73
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	250	271
Devon Financing Corp. ULC,
7.88%, 9/30/31	200	258
Encana Corp.,
5.90%, 12/1/17	725	823
6.50%, 5/15/19	75	88
6.63%, 8/15/37	75	81
6.50%, 2/1/38	100	107
Nexen, Inc.,
6.20%, 7/30/19	60	67
7.88%, 3/15/32	75	89
7.50%, 7/30/39	330	369
Noble Holding International Ltd.,
3.45%, 8/1/15	200	207
6.05%, 3/1/41	70	72
Petrobras International Finance Co.,
3.88%, 1/27/16	400	407
5.75%, 1/20/20	665	709
5.38%, 1/27/21	390	400
6.88%, 1/20/40	395	421
6.75%, 1/27/41	140	149
Petro-Canada,
4.00%, 7/15/13	200	211
6.05%, 5/15/18	50	57
5.95%, 5/15/35	100	102
6.80%, 5/15/38	50	56
Petroleos Mexicanos,
6.00%, 3/5/20	550	604
Shell International Finance B.V.,
1.88%, 3/25/13	255	261
3.10%, 6/28/15	400	418
4.30%, 9/22/19	1,450	1,523
6.38%, 12/15/38	600	696
Statoil ASA,
3.13%, 8/17/17	250	252
5.25%, 4/15/19	750	832
7.75%, 6/15/23	100	129
Suncor Energy, Inc.,
6.10%, 6/1/18	275	313
7.15%, 2/1/32	100	116
5.95%, 12/1/34	50	51
6.50%, 6/15/38	100	109
Talisman Energy, Inc.,
7.75%, 6/1/19	175	213
Total Capital Canada Ltd.,
1.63%, 1/28/14	400	406
Total Capital S.A.,
3.00%, 6/24/15	250	260
2.30%, 3/15/16	500	500

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Oil & Gas - 0.8% continued
Transocean, Inc.,
4.95%, 11/15/15	$500	$541
6.00%, 3/15/18	225	249
6.80%, 3/15/38	200	215

		15,782

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	219
6.00%, 3/15/18	725	795
9.63%, 3/1/19	100	129
6.50%, 8/1/36	125	129

		1,272

Pharmaceuticals - 0.2%
AstraZeneca PLC,
5.40%, 9/15/12	450	476
5.90%, 9/15/17	800	932
6.45%, 9/15/37	50	58
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	944
Sanofi,
2.63%, 3/29/16	250	255
4.00%, 3/29/21	250	250
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	355

		3,270

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	83
TransCanada Pipelines Ltd.,
6.50%, 8/15/18	465	547
5.85%, 3/15/36	275	287
6.20%, 10/15/37	50	54
7.63%, 1/15/39	295	365
6.10%, 6/1/40	150	159
6.35%, 5/15/67	100	101

		1,596

Regional - 0.4%
Province of British Columbia Canada,
4.30%, 5/30/13	100	107
2.85%, 6/15/15	200	210
2.10%, 5/18/16	185	186
7.25%, 9/1/36	175	241
Province of Manitoba Canada,
2.63%, 7/15/15	120	124
4.90%, 12/6/16	200	226
9.25%, 4/1/20	150	208
Province of Nova Scotia Canada,
8.25%, 7/30/22	200	273
Province of Ontario Canada,
4.38%, 2/15/13	250	265
3.50%, 7/15/13	100	106
1.38%, 1/27/14	500	503
2.95%, 2/5/15	400	420
2.70%, 6/16/15	450	467
4.75%, 1/19/16	200	223
5.45%, 4/27/16	350	401
4.95%, 11/28/16	650	733
4.00%, 10/7/19	835	868
4.40%, 4/14/20	500	530
Province of Quebec Canada,
5.13%, 11/14/16	250	285
4.63%, 5/14/18	350	386
7.50%, 7/15/23	300	398
7.13%, 2/9/24	100	129
7.50%, 9/15/29	375	501
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	279

		8,069

Sovereign - 1.2%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,461
8.00%, 1/15/18	311	374
8.88%, 10/14/19	1,075	1,475
8.88%, 4/15/24	600	856
7.13%, 1/20/37	250	309
11.00%, 8/17/40	835	1,139
5.63%, 1/7/41	135	139
Canada Government International Bond,
2.38%, 9/10/14	240	250
Eksportfinans ASA,
1.88%, 4/2/13	500	510
2.00%, 9/15/15	300	299
2.38%, 5/25/16	60	60
5.50%, 5/25/16	100	114
5.50%, 6/26/17	200	231

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Sovereign - 1.2% continued
Export Development Canada,
3.50%, 5/16/13	$670	$706
Hungary Government International Bond,
6.25%, 1/29/20	175	185
Israel Government International Bond,
5.50%, 11/9/16	225	252
5.13%, 3/26/19	250	268
Japan Bank for International Cooperation,
4.25%, 6/18/13	200	213
Japan Finance Corp.,
2.13%, 11/5/12	1,000	1,016
2.88%, 2/2/15	500	527
1.88%, 9/24/15	250	247
2.50%, 5/18/16	300	302
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	506
Mexico Government International Bond,
6.38%, 1/16/13	875	943
6.63%, 3/3/15	500	581
5.63%, 1/15/17	770	875
8.13%, 12/30/19	400	556
5.13%, 1/15/20	360	389
7.50%, 4/8/33	100	127
6.75%, 9/27/34	750	872
6.05%, 1/11/40	370	394
Peruvian Government International Bond,
8.38%, 5/3/16	350	431
7.35%, 7/21/25	250	305
6.55%, 3/14/37	250	279
5.63%, 11/18/50	350	330
Poland Government International Bond,
3.88%, 7/16/15	110	114
5.00%, 10/19/15	475	514
6.38%, 7/15/19	400	457
5.13%, 4/21/21	150	155
Republic of Italy,
5.25%, 9/20/16	1,000	1,084
5.38%, 6/12/17	1,675	1,818
5.38%, 6/15/33	175	171
Republic of Korea,
4.25%, 6/1/13	100	105
4.88%, 9/22/14	400	433
5.13%, 12/7/16	125	137
7.13%, 4/16/19	150	180
South Africa Government International Bond,
6.88%, 5/27/19	275	328
Svensk Exportkredit AB,
5.13%, 3/1/17	500	566

		23,583

Telecommunications - 0.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	400	446
6.13%, 11/15/37	200	208
British Telecommunications PLC,
5.95%, 1/15/18	575	635
9.88%, 12/15/30	100	137
Deutsche Telekom International Finance B.V.,
5.88%, 8/20/13	775	848
5.75%, 3/23/16	525	594
8.75%, 6/15/30	400	528
France Telecom S.A.,
2.13%, 9/16/15	125	125
5.38%, 7/8/19	500	559
8.50%, 3/1/31	175	236
Nokia OYJ,
5.38%, 5/15/19	325	312
Rogers Communications, Inc.,
6.80%, 8/15/18	600	708
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	499
5.25%, 10/1/15	675	702
6.38%, 11/15/33	50	45
7.72%, 6/4/38	450	448
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	356
6.42%, 6/20/16	900	1,005
5.46%, 2/16/21	170	173
7.05%, 6/20/36	450	476
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 1/27/15	125	136
Vodafone Group PLC,
5.00%, 12/16/13	850	925
5.00%, 9/15/15	450	496
5.63%, 2/27/17	225	252
6.15%, 2/27/37	375	402

		11,251

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Transportation - 0.0%
Canadian National Railway Co.,
4.40%, 3/15/13	$450	$477
6.90%, 7/15/28	25	30
6.20%, 6/1/36	25	28
6.38%, 11/15/37	50	58
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	58
5.95%, 5/15/37	50	52

		703

Total Foreign Issuer Bonds (Cost $130,850)		139,233

U.S. GOVERNMENT AGENCIES - 39.2% (5)
Fannie Mae - 18.0%
1.75%, 8/10/12	3,000	3,047
4.38%, 9/15/12	3,000	3,145
0.63%, 9/24/12	2,100	2,108
4.75%, 11/19/12	2,775	2,942
0.38%, 12/28/12	1,000	1,000
3.63%, 2/12/13	2,800	2,941
4.38%, 3/15/13	3,300	3,519
3.25%, 4/9/13	950	998
3.88%, 7/12/13	1,900	2,030
1.00%, 9/23/13	3,000	3,024
4.63%, 10/15/13	3,200	3,490
2.75%, 3/13/14	4,000	4,208
3.00%, 9/16/14	1,000	1,062
1.63%, 10/26/15	1,000	996
2.38%, 4/11/16	5,500	5,614
5.00%, 5/11/17	1,000	1,144
5.38%, 6/12/17	3,000	3,492
6.63%, 11/15/30	200	253
6.00%, 4/18/36	2,000	2,186
5.63%, 7/15/37	1,000	1,127
Pool #255376,
6.00%, 8/1/19	128	140
Pool #255695,
2.50%, 3/1/35	42	44
Pool #256675,
5.00%, 4/1/27	226	241
Pool #256677,
6.00%, 4/1/27	177	194
Pool #256792,
6.50%, 6/1/22	172	188
Pool #256925,
6.00%, 10/1/37	409	450
Pool #256959,
6.00%, 11/1/37	1,803	1,983
Pool #256985,
7.00%, 11/1/37	394	454
Pool #257057,
5.00%, 1/1/28	785	840
Pool #257106,
4.50%, 1/1/28	124	129
Pool #257237,
4.50%, 6/1/28	383	401
Pool #257239,
5.50%, 6/1/28	440	478
Pool #257243,
7.00%, 6/1/38	1,076	1,238
Pool #257367,
5.50%, 9/1/28	927	1,006
Pool #357630,
5.00%, 10/1/19	169	182
Pool #707791,
5.00%, 6/1/33	1,255	1,342
Pool #709239,
5.00%, 7/1/18	902	975
Pool #720049,
5.50%, 7/1/33	374	407
Pool #722424,
2.68%, 7/1/33	70	73
Pool #725185,
5.00%, 2/1/19	209	226
Pool #725425,
5.50%, 4/1/34	413	449
Pool #730811,
4.50%, 8/1/33	607	633
Pool #735222,
5.00%, 2/1/35	236	252
Pool #735358,
5.50%, 2/1/35	969	1,055
Pool #735502,
6.00%, 4/1/35	122	134
Pool #737853,
5.00%, 9/1/33	1,971	2,107
Pool #745418,
5.50%, 4/1/36	460	500

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.0% continued
Pool #745754,
5.00%, 9/1/34	$2,030	$2,169
Pool #745826,
6.00%, 7/1/36	2,284	2,517
Pool #746272,
4.00%, 10/1/18	719	761
Pool #747383,
5.50%, 10/1/33	859	936
Pool #753678,
2.33%, 12/1/33	270	282
Pool #755632,
5.00%, 4/1/34	1,160	1,240
Pool #766083,
2.38%, 2/1/34	15	16
Pool #772730,
5.00%, 4/1/34	1,023	1,094
Pool #773287,
2.37%, 3/1/35	302	317
Pool #790406,
6.00%, 9/1/34	459	509
Pool #793666,
5.50%, 9/1/34	510	555
Pool #796250,
5.50%, 11/1/34	313	341
Pool #800471,
5.50%, 10/1/34	1,920	2,090
Pool #807701,
4.50%, 12/1/19	159	170
Pool #811944,
4.50%, 1/1/20	259	277
Pool #815639,
2.47%, 6/1/35	55	57
Pool #817795,
6.00%, 8/1/36	423	467
Pool #820998,
2.50%, 4/1/35	136	137
Pool #821912,
2.31%, 6/1/35	559	576
Pool #822455,
2.69%, 4/1/35	131	138
Pool #826057,
5.00%, 7/1/35	451	484
Pool #826368,
5.09%, 7/1/35	286	303
Pool #826585,
5.00%, 8/1/35	1,271	1,356
Pool #828523,
5.00%, 7/1/35	518	553
Pool #831676,
6.50%, 8/1/36	176	200
Pool #832628,
5.50%, 9/1/20	159	174
Pool #833067,
5.50%, 9/1/35	2,005	2,181
Pool #835517,
4.94%, 8/1/35	113	120
Pool #840577,
5.00%, 10/1/20	130	141
Pool #844909,
4.50%, 10/1/20	141	151
Pool #845425,
6.00%, 2/1/36	1,912	2,108
Pool #846600,
2.61%, 1/1/36	577	606
Pool #847921,
5.50%, 11/1/20	474	517
Pool #850614,
5.51%, 1/1/36	145	155
Pool #863759,
4.00%, 12/1/20	192	203
Pool #864435,
4.50%, 12/1/20	504	539
Pool #866109,
2.56%, 12/1/35	53	56
Pool #869217,
2.49%, 2/1/36	226	237
Pool #869710,
6.00%, 4/1/36	751	828
Pool #871135,
6.00%, 1/1/37	292	323
Pool #880505,
6.00%, 8/1/21	110	120
Pool #881818,
6.50%, 8/1/36	1,316	1,493
Pool #882055,
2.01%, 6/1/36	173	179
Pool #884776,
5.51%, 10/1/36	311	327

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.0% continued
Pool #885769,
6.00%, 6/1/36	$134	$148
Pool #885866,
6.00%, 6/1/36	437	483
Pool #887019,
5.74%, 6/1/36	364	380
Pool #887111,
5.50%, 5/1/20	95	104
Pool #888100,
5.50%, 9/1/36	1,541	1,677
Pool #888152,
5.00%, 5/1/21	351	380
Pool #888205,
6.50%, 2/1/37	351	399
Pool #888318,
5.22%, 2/1/37	161	171
Pool #888447,
4.00%, 5/1/21	213	226
Pool #889224,
5.50%, 1/1/37	2,045	2,223
Pool #889390,
6.00%, 3/1/23	322	352
Pool #889401,
6.00%, 3/1/38	1,484	1,635
Pool #889415,
6.00%, 5/1/37	4,202	4,642
Pool #889579,
6.00%, 5/1/38	3,085	3,395
Pool #889630,
6.50%, 3/1/38	347	394
Pool #889886,
7.00%, 12/1/37	412	474
Pool #889970,
5.00%, 12/1/36	1,514	1,617
Pool #890234,
6.00%, 10/1/38	947	1,043
Pool #892536,
6.50%, 9/1/36	172	196
Pool #892968,
6.50%, 8/1/21	33	36
Pool #893363,
5.00%, 6/1/36	351	375
Pool #893366,
5.00%, 4/1/35	513	548
Pool #894453,
5.97%, 9/1/36	614	662
Pool #898089,
5.50%, 7/1/26	327	356
Pool #898417,
6.00%, 10/1/36	432	476
Pool #899079,
5.00%, 3/1/37	712	757
Pool #902188,
5.63%, 11/1/36	26	28
Pool #902414,
5.50%, 11/1/36	1,268	1,375
Pool #905090,
5.50%, 10/1/21	184	199
Pool #905759,
5.84%, 12/1/36	74	78
Pool #906090,
5.50%, 1/1/37	1,355	1,474
Pool #906237,
5.72%, 1/1/37	169	179
Pool #907818,
5.65%, 1/1/37	33	35
Pool #910147,
5.00%, 3/1/22	417	449
Pool #910338,
5.62%, 3/1/37	56	60
Pool #912414,
4.50%, 1/1/22	413	441
Pool #914522,
5.75%, 3/1/37	26	28
Pool #915499,
5.00%, 3/1/37	910	975
Pool #915870,
7.00%, 4/1/37	103	119
Pool #918515,
5.00%, 6/1/37	720	766
Pool #919461,
5.69%, 4/1/37	47	50
Pool #920457,
4.78%, 8/1/36	27	28
Pool #920988,
5.80%, 11/1/36	13	13
Pool #923023,
6.44%, 1/1/37	760	795

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.0% continued
Pool #923123,
5.00%, 4/1/36	$245	$262
Pool #923166,
7.50%, 1/1/37	147	171
Pool #928261,
4.50%, 3/1/36	364	380
Pool #928584,
6.50%, 8/1/37	1,569	1,779
Pool #928909,
6.00%, 12/1/37	18	20
Pool #928915,
6.00%, 11/1/37	168	185
Pool #930606,
4.00%, 2/1/39	4,046	4,061
Pool #931195,
4.50%, 5/1/24	1,596	1,696
Pool #931665,
4.50%, 7/1/24	3,805	4,043
Pool #932023,
5.00%, 1/1/38	1,311	1,399
Pool #932741,
4.50%, 4/1/40	1,734	1,803
Pool #934466,
5.50%, 9/1/23	1,152	1,249
Pool #940623,
5.50%, 8/1/37	596	645
Pool #943388,
6.00%, 6/1/37	1,446	1,591
Pool #943617,
6.00%, 8/1/37	1,271	1,404
Pool #945876,
5.50%, 8/1/37	344	373
Pool #946527,
7.00%, 9/1/37	263	302
Pool #947216,
6.00%, 10/1/37	385	425
Pool #949391,
5.50%, 8/1/22	85	92
Pool #953018,
6.50%, 10/1/37	1,211	1,373
Pool #953910,
6.00%, 11/1/37	768	845
Pool #955771,
6.50%, 10/1/37	1,420	1,609
Pool #959604,
6.50%, 11/1/37	184	208
Pool #959880,
5.50%, 11/1/37	693	751
Pool #962687,
5.00%, 4/1/38	1,538	1,637
Pool #963735,
4.50%, 6/1/23	466	496
Pool #965389,
6.00%, 10/1/23	541	591
Pool #966660,
6.00%, 12/1/37	43	47
Pool #968037,
6.00%, 1/1/38	1,159	1,275
Pool #969632,
6.50%, 1/1/38	322	365
Pool #970013,
4.50%, 6/1/38	839	871
Pool #971734,
4.50%, 4/1/37	420	436
Pool #972452,
5.50%, 3/1/38	2,360	2,554
Pool #975365,
5.00%, 6/1/23	385	413
Pool #976699,
5.00%, 4/1/28	265	283
Pool #976963,
5.50%, 2/1/38	9,488	10,317
Pool #981704,
5.00%, 6/1/23	1,259	1,352
Pool #981823,
4.98%, 6/1/38	399	427
Pool #981854,
5.50%, 7/1/38	2,139	2,315
Pool #984075,
4.50%, 6/1/23	633	673
Pool #986760,
5.50%, 7/1/38	4,170	4,537
Pool #987114,
5.50%, 9/1/23	110	120
Pool #987115,
5.50%, 9/1/23	430	466
Pool #992472,
6.00%, 10/1/38	658	723

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.0% continued
Pool #992491,
4.50%, 10/1/23	$425	$452
Pool #993055,
5.50%, 12/1/38	793	858
Pool #995018,
5.50%, 6/1/38	1,053	1,142
Pool #995266,
5.00%, 12/1/23	3,321	3,567
Pool #995879,
6.00%, 4/1/39	1,387	1,526
Pool #AA0451,
6.00%, 12/1/23	244	266
Pool #AA2939,
4.50%, 4/1/39	2,085	2,171
Pool #AA4482,
4.00%, 4/1/39	3,719	3,732
Pool #AA4562,
4.50%, 9/1/39	1,680	1,749
Pool #AA8978,
4.50%, 7/1/39	434	451
Pool #AA9357,
4.50%, 8/1/39	3,704	3,839
Pool #AB1048,
4.50%, 5/1/40	3,542	3,675
Pool #AB2067,
3.50%, 1/1/41	2,463	2,358
Pool #AB2092,
4.00%, 1/1/41	991	992
Pool #AB2272,
4.50%, 2/1/41	1,872	1,949
Pool #AB2693,
4.50%, 4/1/41	1,295	1,343
Pool #AB2768,
4.50%, 4/1/41	1,987	2,065
Pool #AC2947,
5.50%, 9/1/39	2,976	3,232
Pool #AC2969,
5.00%, 9/1/39	8,511	9,098
Pool #AC3263,
4.50%, 9/1/29	874	914
Pool #AC3312,
4.50%, 10/1/39	4,494	4,657
Pool #AC4861,
4.50%, 11/1/24	1,970	2,100
Pool #AC5040,
4.00%, 10/1/24	1,449	1,513
Pool #AC6118,
4.50%, 11/1/39	1,478	1,532
Pool #AC6742,
4.50%, 1/1/40	3,730	3,878
Pool #AC9581,
5.50%, 1/1/40	4,164	4,535
Pool #AD0585,
4.50%, 12/1/39	1,788	1,864
Pool #AD0639,
6.00%, 12/1/38	1,619	1,781
Pool #AD5241,
4.50%, 7/1/40	2,240	2,321
Pool #AD5525,
5.00%, 6/1/40	1,868	1,994
Pool #AD5556,
4.00%, 6/1/25	1,601	1,671
Pool #AD7859,
5.00%, 6/1/40	1,352	1,440
Pool #AE0289,
3.60%, 5/1/40(6)	962	1,006
Pool #AE0891,
3.72%, 1/1/41	972	1,015
Pool #AE1807,
4.00%, 10/1/40	7,856	7,867
Pool #AE3873,
4.50%, 10/1/40	864	895
Pool #AE5436,
4.50%, 10/1/40	1,252	1,297
Pool #AH0525,
4.00%, 12/1/40	3,921	3,927
Pool #AH1295,
3.50%, 1/1/26	1,458	1,487
Pool #AH2488,
3.36%, 2/1/41	991	1,027
Pool #AH3226,
5.00%, 2/1/41	660	704
Pool #AH4158,
4.00%, 1/1/41	990	991
Pool #AH5614,
3.50%, 2/1/26	1,464	1,493
Pool #AI1247,
4.00%, 4/1/26	1,285	1,340

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Fannie Mae - 18.0% continued
Pool #AI3470,
4.50%, 6/1/41 (6)	$1,990	$2,062
Pool #MA0361,
4.00%, 3/1/30	1,685	1,721
Pool #MA0667,
4.00%, 3/1/31	1,975	2,017
Pool #MA0706,
4.50%, 4/1/31	2,974	3,111
Pool #MA0711,
3.50%, 4/1/31	990	981
Pool #MA0720,
5.00%, 4/1/31	992	1,061
Pool TBA,
4.00%, 7/15/25 (6)	8,850	9,218
3.50%, 8/31/25 (6)	6,500	6,618
3.00%, 12/31/26 (6)	2,000	1,987
4.00%, 7/15/40 (6)	12,570	12,570
4.50%, 7/15/40 (6)	20,520	21,229
5.00%, 7/15/40 (6)	15,850	16,841
5.50%, 7/15/40 (6)	2,000	2,162
3.50%, 12/31/40 (6)	2,500	2,391

		360,938

Federal Home Loan Bank - 1.3%
1.63%, 11/21/12	2,000	2,034
3.38%, 2/27/13	3,750	3,931
1.88%, 6/21/13	5,000	5,134
4.00%, 9/6/13	2,000	2,145
5.50%, 8/13/14	1,000	1,140
5.13%, 10/19/16	5,450	6,252
4.75%, 12/16/16	4,200	4,765

		25,401

Freddie Mac - 5.3%
5.13%, 7/15/12	5,125	5,385
1.13%, 7/27/12	1,000	1,008
5.50%, 8/20/12	6,300	6,668
2.13%, 9/21/12	1,900	1,941
4.63%, 10/25/12	850	898
4.50%, 1/15/13	3,300	3,507
3.75%, 6/28/13	2,000	2,132
0.88%, 10/28/13	3,000	3,014
4.50%, 1/15/14	7,000	7,654
3.00%, 7/28/14	1,000	1,058
4.38%, 7/17/15	900	998
5.25%, 4/18/16	500	576
2.50%, 5/27/16	4,000	4,102
5.00%, 2/16/17	500	571
5.13%, 11/17/17	2,500	2,870
4.88%, 6/13/18	1,000	1,137
3.75%, 3/27/19	1,000	1,058
6.75%, 3/15/31	200	256
Pool #1B2125,
2.38%, 3/1/35	480	504
Pool #1B2934,
2.52%, 3/1/36	773	812
Pool #1B3264,
5.93%, 2/1/37	286	307
Pool #1B7328,
5.73%, 4/1/37	78	83
Pool #1B7359,
5.84%, 5/1/37	93	95
Pool #1G0321,
2.87%, 9/1/35	153	160
Pool #1G0911,
4.32%, 4/1/36	317	334
Pool #1G1506,
5.54%, 1/1/37	85	92
Pool #1G1623,
5.69%, 4/1/37	118	128
Pool #1G1763,
2.55%, 11/1/35	56	59
Pool #1G1790,
2.92%, 11/1/35	91	96
Pool #1G2620,
5.74%, 11/1/36	44	46
Pool #1G2638,
6.05%, 9/1/36	49	52
Pool #1G2675,
5.81%, 2/1/38	500	541
Pool #1G3611,
5.95%, 4/1/37	63	67
Pool #1H1348,
5.80%, 10/1/36	57	62
Pool #1H2569,
2.73%, 9/1/35	659	690
Pool #1H2605,
5.62%, 4/1/36	389	415

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac - 5.3% continued
Pool #1J0345,
5.66%, 3/1/37	$35	$37
Pool #1J0355,
5.73%, 3/1/37	33	35
Pool #1J0365,
5.71%, 4/1/37	145	154
Pool #1J1390,
5.89%, 12/1/36	56	60
Pool #1J1634,
6.16%, 12/1/36	329	349
Pool #1L0078,
5.15%, 6/1/35	53	56
Pool #1L1214,
2.50%, 12/1/35	1,961	2,053
Pool #1L1480,
2.31%, 12/1/33	101	102
Pool #1N0243,
6.39%, 8/1/36	26	27
Pool #1N1746,
5.72%, 9/1/37	281	301
Pool #781274,
2.50%, 2/1/34	28	29
Pool #782905,
4.92%, 12/1/34	41	44
Pool #847755,
5.44%, 5/1/37	143	151
Pool TBA,
3.50%, 3/31/25 (6)	3,500	3,564
4.00%, 7/15/25 (6)	9,000	9,367
4.00%, 7/15/39 (6)	15,700	15,685
4.50%, 7/15/40 (6)	12,978	13,406
5.50%, 7/15/40 (6)	10,350	11,180

		105,976

Freddie Mac Gold - 7.3%
Pool #A16753,
5.00%, 11/1/33	226	242
Pool #A17665,
5.00%, 1/1/34	664	710
Pool #A27950,
5.50%, 11/1/34	2,052	2,232
Pool #A31136,
5.50%, 1/1/35	409	445
Pool #A39306,
5.50%, 11/1/35	1,693	1,840
Pool #A46224,
5.00%, 7/1/35	203	217
Pool #A48104,
5.00%, 1/1/36	451	482
Pool #A51296,
6.00%, 8/1/36	322	355
Pool #A54897,
6.50%, 8/1/36	177	200
Pool #A56110,
5.50%, 12/1/36	421	457
Pool #A58690,
6.00%, 3/1/37	67	74
Pool #A58718,
5.50%, 3/1/37	168	182
Pool #A59081,
5.50%, 4/1/37	2,447	2,649
Pool #A60942,
5.00%, 5/1/37	478	508
Pool #A61560,
5.50%, 10/1/36	2,851	3,100
Pool #A61573,
5.00%, 9/1/34	2,081	2,235
Pool #A61597,
5.50%, 12/1/35	305	332
Pool #A64474,
5.50%, 9/1/37	209	226
Pool #A67116,
7.00%, 10/1/37	109	125
Pool #A68761,
5.50%, 9/1/37	1,023	1,108
Pool #A69169,
4.50%, 12/1/37	744	772
Pool #A69303,
6.00%, 11/1/37	447	492
Pool #A73778,
5.00%, 2/1/38	1,539	1,636
Pool #A74134,
7.00%, 2/1/38	227	261
Pool #A78507,
5.00%, 6/1/38	3,496	3,731
Pool #A81606,
6.00%, 9/1/38	546	600
Pool #A81856,
7.00%, 9/1/38	81	94

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac Gold - 7.3% continued
Pool #A83008,
5.50%, 11/1/38	$3,360	$3,652
Pool #A84432,
4.50%, 2/1/39	669	693
Pool #A88476,
4.50%, 9/1/39	5,041	5,231
Pool #A88566,
5.00%, 9/1/39	3,046	3,252
Pool #A89346,
4.50%, 10/1/39	4,902	5,075
Pool #A90749,
4.50%, 1/1/40	2,718	2,820
Pool #A91541,
5.00%, 3/1/40	906	968
Pool #A91626,
4.50%, 3/1/40	1,457	1,514
Pool #A91942,
4.50%, 4/1/40	1,399	1,452
Pool #A96296,
4.00%, 1/1/41	1,479	1,481
Pool #A96310,
4.00%, 1/1/41	989	990
Pool #A96995,
4.00%, 2/1/41	3,479	3,481
Pool #A97443,
4.50%, 3/1/41	1,693	1,751
Pool #B10630,
4.50%, 11/1/18	494	528
Pool #B17658,
4.50%, 1/1/20	22	24
Pool #B18502,
5.50%, 6/1/20	81	88
Pool #B18931,
4.50%, 3/1/20	78	83
Pool #C91009,
5.00%, 11/1/26	108	117
Pool #C91020,
5.50%, 3/1/27	220	239
Pool #C91247,
5.00%, 4/1/29	929	992
Pool #C91354,
4.00%, 1/1/31	1,966	2,007
Pool #D97197,
5.00%, 2/1/27	179	192
Pool #D97498,
6.00%, 12/1/27	719	791
Pool #D97524,
5.50%, 1/1/28	629	682
Pool #D97564,
5.00%, 1/1/28	495	529
Pool #D98301,
4.50%, 7/1/29	1,106	1,155
Pool #E99030,
4.50%, 9/1/18	917	980
Pool #G01907,
4.50%, 8/1/34	303	317
Pool #G01974,
5.00%, 12/1/35	3,262	3,480
Pool #G02064,
5.00%, 2/1/36	1,383	1,476
Pool #G02069,
5.50%, 3/1/36	260	282
Pool #G02386,
6.00%, 11/1/36	3,173	3,498
Pool #G02391,
6.00%, 11/1/36	89	98
Pool #G02540,
5.00%, 11/1/34	497	530
Pool #G02649,
6.00%, 1/1/37	170	187
Pool #G02702,
6.50%, 1/1/37	272	307
Pool #G02789,
6.00%, 4/1/37	7,340	8,079
Pool #G02911,
6.00%, 4/1/37	161	178
Pool #G02973,
6.00%, 6/1/37	341	376
Pool #G03121,
5.00%, 6/1/36	1,269	1,354
Pool #G03134,
5.50%, 8/1/36	465	506
Pool #G03176,
5.00%, 8/1/37	523	557
Pool #G03218,
6.00%, 9/1/37	403	444
Pool #G03351,
6.00%, 9/1/37	640	707

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac Gold - 7.3% continued
Pool #G03513,
6.00%, 11/1/37	$969	$1,067
Pool #G03600,
7.00%, 11/1/37	288	332
Pool #G03737,
6.50%, 11/1/37	5,325	6,008
Pool #G04287,
5.00%, 5/1/38	1,319	1,402
Pool #G04459,
5.50%, 6/1/38	1,314	1,421
Pool #G04611,
6.00%, 7/1/38	2,371	2,613
Pool #G04650,
6.50%, 9/1/38	2,009	2,265
Pool #G04817,
5.00%, 9/1/38	978	1,040
Pool #G05082,
5.00%, 3/1/38	1,765	1,883
Pool #G05167,
4.50%, 2/1/39	2,516	2,607
Pool #G05725,
4.50%, 11/1/39	1,616	1,680
Pool #G05733,
5.00%, 11/1/39	1,670	1,783
Pool #G05870,
4.50%, 4/1/40	1,868	1,938
Pool #G05876,
4.50%, 4/1/40	4,104	4,273
Pool #G08189,
7.00%, 3/1/37	93	108
Pool #G08192,
5.50%, 4/1/37	660	714
Pool #G08341,
5.00%, 4/1/39	9,102	9,679
Pool #G11776,
4.50%, 9/1/20	176	188
Pool #G12571,
4.00%, 1/1/22	440	465
Pool #G12673,
5.00%, 9/1/21	349	377
Pool #G12837,
4.50%, 4/1/22	558	596
Pool #G12868,
5.00%, 11/1/22	753	809
Pool #G12869,
5.00%, 9/1/22	641	691
Pool #G13136,
4.50%, 5/1/23	900	955
Pool #G13151,
6.00%, 3/1/23	643	704
Pool #G13201,
4.50%, 7/1/23	569	604
Pool #G13433,
5.50%, 1/1/24	522	564
Pool #G18220,
6.00%, 11/1/22	66	72
Pool #G30327,
4.50%, 1/1/27	147	156
Pool #J00991,
4.00%, 1/1/21	200	211
Pool #J02541,
4.00%, 9/1/20	176	186
Pool #J03041,
6.00%, 7/1/21	196	216
Pool #J03736,
5.50%, 11/1/21	221	240
Pool #J05307,
4.50%, 8/1/22	155	165
Pool #J06175,
5.00%, 5/1/21	146	158
Pool #J06465,
6.00%, 11/1/22	69	76
Pool #J06476,
5.50%, 11/1/22	223	241
Pool #J08098,
5.50%, 6/1/23	166	180
Pool #J08202,
5.00%, 7/1/23	375	402
Pool #J08454,
5.00%, 8/1/23	737	790
Pool #J08913,
5.50%, 10/1/23	209	226
Pool #J09148,
5.00%, 12/1/23	487	522
Pool #J09305,
5.00%, 2/1/24	714	770
Pool #J09463,
5.00%, 3/1/24	480	517

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Freddie Mac Gold - 7.3% continued
Pool #J11136,
4.00%, 11/1/24	$413	$431
Pool #J12098,
4.50%, 4/1/25	4,152	4,401
Pool #J14808,
3.50%, 3/1/26	2,142	2,185

		147,359

Government National Mortgage Association - 0.8%
Pool TBA,
4.00%, 7/1/40 (6)	7,500	7,639
4.50%, 7/15/40 (6)	6,200	6,543
3.50%, 7/1/41 (6)	1,500	1,456

		15,638

Government National Mortgage Association I - 2.8%
Pool #510835,
5.50%, 2/15/35	208	229
Pool #597889,
5.50%, 6/15/33	652	722
Pool #614169,
5.00%, 7/15/33	259	283
Pool #617739,
6.00%, 10/15/37	131	146
Pool #634431,
6.00%, 9/15/34	52	58
Pool #641416,
5.50%, 4/15/35	385	426
Pool #646341,
6.00%, 11/15/36	227	253
Pool #648538,
5.00%, 12/15/35	497	541
Pool #651753,
5.50%, 3/15/36	166	183
Pool #658560,
6.50%, 8/15/36	633	721
Pool #661917,
7.00%, 4/15/37	141	164
Pool #670114,
6.50%, 7/15/37	103	117
Pool #675211,
6.50%, 3/15/38	238	271
Pool #675484,
5.50%, 6/15/38	843	929
Pool #676360,
6.50%, 10/15/37	144	164
Pool #682899,
6.00%, 9/15/40	1,384	1,547
Pool #687824,
5.50%, 8/15/38	1,173	1,292
Pool #687900,
5.00%, 9/15/38	413	448
Pool #687901,
5.00%, 9/15/38	1,061	1,152
Pool #688461,
6.00%, 5/15/38	866	965
Pool #692309,
6.00%, 1/15/39	476	531
Pool #697645,
5.50%, 10/15/38	869	958
Pool #698336,
4.50%, 5/15/39	5,480	5,806
Pool #699277,
6.00%, 9/15/38	387	432
Pool #700972,
5.50%, 11/15/38	474	522
Pool #701196,
6.00%, 10/15/38	567	632
Pool #703677,
5.50%, 6/15/39	837	923
Pool #704185,
5.50%, 1/15/39	718	791
Pool #710130,
7.00%, 1/15/39	274	317
Pool #717175,
4.50%, 6/15/39	2,207	2,340
Pool #719262,
5.00%, 8/15/40	754	821
Pool #723231,
4.00%, 10/15/39	886	904
Pool #723339,
5.00%, 9/15/39	850	925
Pool #726085,
4.00%, 11/15/24	861	910
Pool #728629,
4.50%, 1/15/40	2,749	2,912
Pool #733663,
4.50%, 5/15/40	4,725	4,996

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Government National Mortgage Association I - 2.8% continued
Pool #737286,
4.50%, 5/15/40	$1,914	$2,025
Pool #738134,
3.50%, 4/15/26	991	1,027
Pool #781939,
6.00%, 7/15/34	1,099	1,223
Pool #782131,
5.50%, 12/15/36	456	503
Pool #782150,
5.50%, 4/15/37	457	504
Pool #782259,
5.00%, 2/15/36	645	701
Pool #782272,
5.50%, 2/15/38	1,045	1,151
Pool #782498,
6.00%, 12/15/38	541	603
Pool #782565,
5.00%, 2/15/39	10,115	10,983
Pool #782584,
5.00%, 3/15/39	991	1,076
Pool #782675,
4.50%, 6/15/24	751	805
Pool #782831,
6.00%, 12/15/39	365	407

		56,339

Government National Mortgage Association II - 3.6%
Pool #3570,
6.00%, 6/20/34	230	255
Pool #3665,
5.50%, 1/20/35	731	809
Pool #3852,
6.00%, 5/20/36	163	181
Pool #3879,
6.00%, 7/20/36	580	643
Pool #3910,
6.00%, 10/20/36	292	324
Pool #3994,
5.00%, 6/20/37	256	279
Pool #4018,
6.50%, 8/20/37	580	656
Pool #4026,
5.00%, 9/20/37	308	335
Pool #4027,
5.50%, 9/20/37	178	197
Pool #4040,
6.50%, 10/20/37	127	144
Pool #4098,
5.50%, 3/20/38	952	1,048
Pool #4116,
6.50%, 4/20/38	254	287
Pool #4170,
6.00%, 6/20/38	690	763
Pool #4194,
5.50%, 7/20/38	2,173	2,391
Pool #4243,
5.00%, 9/20/38	613	667
Pool #4244,
5.50%, 9/20/38	579	637
Pool #4245,
6.00%, 9/20/38	338	374
Pool #4269,
6.50%, 10/20/38	330	373
Pool #4290,
5.50%, 11/20/38	426	469
Pool #4344,
6.00%, 1/20/39	577	638
Pool #4345,
6.50%, 1/20/39	351	396
Pool #4425,
5.50%, 4/20/39	878	966
Pool #4559,
5.00%, 10/20/39	1,903	2,068
Pool #4617,
4.50%, 1/20/40	453	478
Pool #4619,
5.50%, 1/20/40	1,553	1,709
Pool #4713,
4.50%, 6/20/40	1,417	1,494
Pool #4747,
5.00%, 7/20/40	1,381	1,501
Pool #4923,
4.50%, 1/20/41	983	1,036
Pool #5050,
4.00%, 5/20/26	1,294	1,367
Pool #5082,
4.50%, 6/20/41 (6)	1,996	2,105
Pool #654804,
6.00%, 5/20/36	255	283

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.2% (5) continued
Government National Mortgage Association II - 3.6% continued
Pool #737602,
4.00%, 11/20/40	$980	$997
Pool #752757,
4.50%, 11/20/40	1,476	1,558
Pool #755677,
4.00%, 12/20/40	985	1,003
Pool #782433,
6.00%, 10/20/38	1,138	1,259
Pool #82579,
3.50%, 7/20/40	937	982
Pool #82737,
3.00%, 2/20/41	985	1,017
Pool #82793,
2.50%, 4/20/41	996	1,023
Pool #82857,
3.00%, 6/20/41 (6)	499	519
Pool TBA,
5.00%, 8/1/34 (6)	1,000	1,081
4.00%, 7/1/40 (6)	5,100	5,179
4.50%, 7/15/40 (6)	16,400	17,258
5.00%, 7/15/40 (6)	13,800	14,966

		71,715

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	701
5.25%, 9/15/39	1,650	1,747

		2,448

Total U.S. Government Agencies (Cost $761,381)		785,814

U.S. GOVERNMENT OBLIGATIONS - 33.2%
U.S. Treasury Bonds - 5.5%
8.75%, 8/15/20	450	660
7.88%, 2/15/21	1,550	2,174
8.00%, 11/15/21	1,125	1,602
7.13%, 2/15/23	2,000	2,709
6.25%, 8/15/23	11,550	14,652
7.63%, 2/15/25	165	235
6.00%, 2/15/26	6,750	8,402
6.25%, 5/15/30	6,000	7,742
5.38%, 2/15/31	1,000	1,172
4.50%, 2/15/36	475	491
4.75%, 2/15/37	6,335	6,777
5.00%, 5/15/37	4,575	5,082
4.38%, 2/15/38	8,890	8,948
4.50%, 5/15/38	1,700	1,745
3.50%, 2/15/39	6,000	5,152
4.25%, 5/15/39	11,250	11,036
4.50%, 8/15/39	8,000	8,180
4.38%, 11/15/39	7,000	7,003
4.63%, 2/15/40	7,250	7,559
4.38%, 5/15/40	1,000	999
3.88%, 8/15/40	9,000	8,241

		110,561

U.S. Treasury Notes - 27.7%
1.75%, 11/15/11	8,000	8,049
0.75%, 11/30/11	5,000	5,013
1.13%, 1/15/12	7,000	7,038
4.63%, 2/29/12	1,350	1,390
1.38%, 4/15/12	29,000	29,272
4.63%, 7/31/12	6,850	7,173
4.25%, 9/30/12	2,250	2,361
3.38%, 11/30/12	1,000	1,043
3.63%, 12/31/12	3,500	3,671
0.63%, 1/31/13	5,000	5,020
2.88%, 1/31/13	9,500	9,874
1.38%, 3/15/13	25,000	25,410
3.13%, 4/30/13	4,000	4,196
1.13%, 6/15/13	25,000	25,323
3.38%, 7/31/13	8,000	8,483
0.75%, 8/15/13	15,000	15,080
4.25%, 8/15/13	425	459
3.13%, 8/31/13	2,000	2,113
3.13%, 9/30/13	9,700	10,261
2.75%, 10/31/13	17,500	18,375
2.00%, 11/30/13	4,700	4,856
1.00%, 1/15/14	30,000	30,265
1.75%, 3/31/14	5,000	5,139
1.88%, 4/30/14	15,000	15,469
2.63%, 6/30/14	10,500	11,064
2.63%, 7/31/14	3,000	3,162
2.38%, 8/31/14	2,500	2,616
2.38%, 9/30/14	17,000	17,792
2.38%, 10/31/14	30,000	31,376
2.13%, 11/30/14	5,000	5,186
2.63%, 12/31/14	25,000	26,352
2.25%, 1/31/15	8,000	8,324
4.00%, 2/15/15	2,000	2,204

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 33.2% continued
U.S. Treasury Notes - 27.7% continued
2.50%, 3/31/15	$24,000	$25,177
1.75%, 7/31/15	10,000	10,169
4.50%, 11/15/15	2,000	2,258
2.13%, 12/31/15	5,000	5,133
2.13%, 2/29/16	5,000	5,119
5.13%, 5/15/16	3,000	3,487
3.25%, 6/30/16	10,000	10,729
4.63%, 11/15/16	2,600	2,967
4.63%, 2/15/17	500	570
3.13%, 4/30/17	7,000	7,402
4.50%, 5/15/17	1,850	2,099
4.75%, 8/15/17	2,400	2,760
4.25%, 11/15/17	2,950	3,307
3.50%, 2/15/18	6,250	6,706
3.88%, 5/15/18	3,300	3,615
4.00%, 8/15/18	20,750	22,867
3.75%, 11/15/18	2,300	2,492
2.75%, 2/15/19	13,000	13,125
3.63%, 8/15/19	3,000	3,196
3.38%, 11/15/19	18,000	18,765
3.50%, 5/15/20	5,000	5,220
2.63%, 8/15/20	8,000	7,744
2.63%, 11/15/20	28,000	26,967
3.63%, 2/15/21	10,000	10,427

		555,710

Total U.S. Government Obligations (Cost $647,311)		666,271

MUNICIPAL BONDS - 0.8%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	101
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	102

		203

California - 0.3%
Bay Area Toll Authority Toll Bridge Revenue Bonds, Series F2, Build America Bonds,
6.26%, 4/1/49	425	460
Bay Area Toll Authority Toll Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	164
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	147
7.30%, 10/1/39	920	1,029
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	469
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	673
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	315
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	173
Los Angeles Department of Airports TRB, Build America Bonds,
6.58%, 5/15/39	250	266
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	327
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	336
Metropolitan Water District Southern California TRB, Series A, Build America Bonds,
6.95%, 7/1/40	100	109
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	106
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	86
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	250	255

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
California - 0.3% continued
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	$150	$141
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	202

		5,258

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	258
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	52

		310

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	174
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	319

		493

District of Columbia - 0.0%
District of Columbia Income TRB, Series E, Build America Bonds,
5.59%, 12/1/34	30	31

Georgia - 0.0%
Municipal Electric Authority Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	69
7.06%, 4/1/57	300	284

		353

Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	160	162
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	100	114
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	141
Chicago Transit Authority Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	319
Illinois State G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	756
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	103
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	874

		2,469

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	235

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	100

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	365
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	219

		584

New Jersey - 0.1%
New Jersey EDA State Pension Funding Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	112
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	100	108
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	307

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
New Jersey - 0.1% continued
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	$425	$496
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	152
Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	152

		1,327

New York - 0.1%
Metropolitan Transportation Authority Dedicated TRB, Build America Bonds,
7.34%, 11/15/39	75	91
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds,
6.67%, 11/15/39	250	271
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	108
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	66
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	88
New York City Municipal Finance Authority Water & Sewer Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	209
5.72%, 6/15/42	250	261
New York City Transitional Finance Authority TRB, Future Tax Secured, Build America Bonds,
5.77%, 8/1/36	300	313
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	257
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	76
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	104
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	243
Port Authority of New York & New Jersey TRB, Consolidated 164th (G.O. of Authority Insured),
5.65%, 11/1/40	350	358

		2,445

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	205
American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	376
Northeast Regional Sewer District Wastewater Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	145
Ohio State University General Receipts TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	182
Ohio State Water Development Authority Pollution Control TRB, Series B2, Loan Fund,
4.88%, 12/1/34	90	87

		995

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Sub Lien, Series A, Build America Bonds,
5.83%, 11/15/34	200	211

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	188

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	104

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	$180	$171
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	218
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	137
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	220
Texas State Transportation Commision Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	211
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	150	154
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	95
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	189

		1,395

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	90

Washington - 0.0%
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	99

Total Municipal Bonds (Cost $16,246)		16,890

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.7%
Northern Institutional Funds - Diversified Assets Portfolio (7) (8)	195,336,902	$195,337

Total Investment Companies (Cost $195,337)		195,337

Total Investments - 108.2% (Cost $2,089,834)		2,171,949

Liabilities less Other Assets - (8.2)%		(165,351)

NET ASSETS - 100.0%		$2,006,598

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of the restricted illiquid security amounted to approximately $1,727,000 or 0.1% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	1/4/11	$50

Marathon Petroleum Corp.,
3.50%, 3/1/16	1/27/11	200

Marathon Petroleum Corp.,
5.13%, 3/1/21	1/27/11	75

Marathon Petroleum Corp.,
6.50%, 3/1/41	1/27/11 - 1/31/11	160

NBCUniversal Media LLC,
2.10%, 4/1/14	9/27/10	200

NBCUniversal Media LLC,
3.65%, 4/30/15	4/27/10	115

NBCUniversal Media LLC,
5.15%, 4/30/20	4/27/10	200

NBCUniversal Media LLC,
4.38%, 4/1/21	9/27/10	400

Oracle Corp.,
3.88%, 7/15/20	7/12/10	299

(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	JUNE 30, 2011 (UNAUDITED)

(6)	When-Issued Security.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(8)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $213,324,000 with net sales of approximately $17,987,000 during the three months ended June 30, 2011.
*	Non-Income Producing Security

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,089,871

Gross tax appreciation of investments	$86,194
Gross tax depreciation of investments	(4,116)

Net tax appreciation of investments	$82,078

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$51,946	(1)	$—	$51,946
Corporate Bonds	—	316,458	(1)	—	316,458
Foreign Issuer Bonds	—	139,233	(1)	—	139,233
U.S. Government Agencies	—	785,814	(1)	—	785,814
U.S. Government Obligations	—	666,271	(1)	—	666,271
Municipal Bonds	—	16,890	(1)	—	16,890
Investment Companies	195,337	—		—	195,337

Total Investments	$195,337	$1,976,612		$—	$2,171,949

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Gurantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

NORTHERN FUNDS QUARTERLY REPORT    44    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4%
Commercial Mortgage Services - 3.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	$445	$477
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	1,441	1,442
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	7,667	7,774
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	4,515	4,825
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	7,000	7,631
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	1,160	1,240
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	1,349	1,352
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	7,185	7,265
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	1,500	1,563
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1,695	1,705
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	2,988	2,993

		38,267

Total Asset-Backed Securities (Cost $37,786)		38,267

CORPORATE BONDS - 29.1%
Aerospace/Defense - 0.7%
BE Aerospace, Inc.,
8.50%, 7/1/18	3,950	4,310
L-3 Communications Corp.,
4.95%, 2/15/21	1,050	1,048
Meccanica Holdings USA,
6.25%, 1/15/40 (1) (2)	2,895	2,622

		7,980

Agriculture - 1.2%
Altria Group, Inc.,
10.20%, 2/6/39	2,580	3,700
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	1,765	1,839
8.50%, 6/15/19	1,535	1,871
Lorillard Tobacco Co.,
8.13%, 6/23/19	5,350	6,232

		13,642

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	4,315	4,563

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.,
4.63%, 9/15/20	2,750	2,803

Banks - 2.3%
Bank of America Corp.,
6.00%, 9/1/17	4,150	4,466
Capital One Capital V,
10.25%, 8/15/39	4,270	4,526
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	1,500	1,516
5.63%, 1/15/17	5,230	5,537
6.25%, 2/1/41	3,700	3,730
Morgan Stanley,
3.45%, 11/2/15	5,685	5,631

		25,406

Biotechnology - 1.0%
Genzyme Corp.,
3.63%, 6/15/15	4,565	4,833
5.00%, 6/15/20	710	762
Gilead Sciences, Inc.,
4.50%, 4/1/21	2,835	2,840
Life Technologies Corp.,
5.00%, 1/15/21	2,875	2,917

		11,352

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.1% continued
Chemicals - 1.4%
CF Industries, Inc.,
6.88%, 5/1/18	$5,635	$6,389
Dow Chemical (The) Co.,
2.50%, 2/15/16	1,100	1,092
Lyondell Chemical Co.,
8.00%, 11/1/17 (1) (2)	3,600	4,005
Mosaic (The) Co.,
7.63%, 12/1/16 (2)	4,345	4,616

		16,102

Coal - 0.8%
Alpha Natural Resources, Inc.,
6.25%, 6/1/21	1,450	1,457
Arch Coal, Inc.,
8.75%, 8/1/16	3,200	3,472
7.00%, 6/15/19 (1) (2)	3,785	3,776

		8,705

Commercial Services - 0.3%
Hertz (The) Corp.,
7.50%, 10/15/18 (2)	3,800	3,914

Diversified Financial Services - 3.1%
Countrywide Financial Corp.,
6.25%, 5/15/16	3,485	3,673
Erac USA Finance LLC,
7.00%, 10/15/37 (1) (2)	3,395	3,736
FMR LLC,
6.45%, 11/15/39 (1) (2)	5,250	5,291
Ford Motor Credit Co. LLC,
5.75%, 2/1/21	4,400	4,395
General Electric Capital Corp.,
2.95%, 5/9/16	545	548
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	6,375	6,542
International Lease Finance Corp.,
6.25%, 5/15/19	4,660	4,553
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	5,375	5,368
Power Receivable Finance LLC,
6.29%, 1/1/12 (1) (2)	220	220

		34,326

Electric - 1.3%
CMS Energy Corp.,
2.75%, 5/15/14	4,100	4,104
Exelon Generation Co. LLC,
6.20%, 10/1/17	3,375	3,807
Ipalco Enterprises, Inc.,
5.00%, 5/1/18 (2)	4,025	3,932
NV Energy, Inc.,
6.25%, 11/15/20	2,815	2,955

		14,798

Electronics - 0.7%
Agilent Technologies, Inc.,
6.50%, 11/1/17	6,030	6,945
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14 (2)	1,050	1,107

		8,052

Engineering & Construction - 0.3%
Tutor Perini Corp.,
7.63%, 11/1/18	3,690	3,542

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16	4,695	4,789

Insurance - 1.9%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14 (1) (2)	2,609	2,768
Metropolitan Life Global Funding I,
2.50%, 9/29/15 (1) (2)	5,000	4,995
Pricoa Global Funding I,
5.45%, 6/11/14 (1) (2)	5,735	6,279
Protective Life Corp.,
8.45%, 10/15/39	6,405	7,058

		21,100

Iron/Steel - 0.4%
Steel Dynamics, Inc.,
7.75%, 4/15/16	4,720	4,956

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19 (1) (2)	4,580	5,111

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	4,930	5,337

Media - 1.6%
Comcast Corp.,
6.40%, 5/15/38	6,025	6,429

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.1% continued
Media - 1.6% continued
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20	$4,615	$4,883
6.38%, 3/1/41	3,000	3,203
Time Warner, Inc.,
6.10%, 7/15/40	3,115	3,166

		17,681

Metal Fabrication/Hardware - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	5,507	5,880

Office/Business Equipment - 0.4%
Xerox Corp.,
4.25%, 2/15/15	3,770	4,014

Oil & Gas - 2.9%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	2,500	2,814
6.38%, 9/15/17	5,540	6,351
Chesapeake Energy Corp.,
6.13%, 2/15/21	4,990	5,052
Newfield Exploration Co.,
7.13%, 5/15/18	2,235	2,369
6.88%, 2/1/20	1,905	2,024
Pioneer Natural Resources Co.,
6.88%, 5/1/18	3,690	3,984
QEP Resources, Inc.,
6.88%, 3/1/21	5,720	6,035
Range Resources Corp.,
5.75%, 6/1/21	4,300	4,225

		32,854

Packaging & Containers - 0.5%
Ball Corp.,
7.13%, 9/1/16	2,245	2,447
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 10/15/16 (2)	3,180	3,315

		5,762

Pharmaceuticals - 0.2%
Express Scripts, Inc.,
3.13%, 5/15/16	2,700	2,717

Pipelines - 1.1%
Enterprise Products Operating LLC,
6.45%, 9/1/40	4,455	4,717
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18 (1) (2)	4,800	4,980
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	2,605	2,847

		12,544

Real Estate Investment Trusts - 0.6%
HCP, Inc.,
5.63%, 5/1/17	4,000	4,344
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	2,800	2,733

		7,077

Retail - 0.3%
CVS Caremark Corp.,
5.75%, 5/15/41	3,115	3,063

Savings & Loans - 0.4%
Santander Holdings USA, Inc.,
4.63%, 4/19/16	3,900	3,919

Telecommunications - 3.1%
American Tower Corp.,
4.50%, 1/15/18	2,825	2,823
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17 (1) (2)	4,530	4,904
Frontier Communications Corp.,
8.25%, 4/15/17	7,860	8,548
Qwest Communications International, Inc.,
8.00%, 10/1/15	1,425	1,550
7.13%, 4/1/18	5,484	5,888
Qwest Corp.,
7.63%, 6/15/15	5,775	6,526
Windstream Corp.,
8.13%, 8/1/13	3,975	4,313

		34,552

Total Corporate Bonds (Cost $317,373)		326,541

FOREIGN ISSUER BONDS - 9.2%
Auto Manufacturers - 0.3%
Kia Motors Corp.,
3.63%, 6/14/16 (2)	2,960	2,928

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.2% continued
Banks - 1.7%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	$2,700	$2,679
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14 (1) (2)	2,035	2,052
ING Bank N.V.,
2.00%, 10/18/13 (1) (2)	1,000	997
Lloyds TSB Bank PLC,
6.50%, 9/14/20 (1) (2)	3,515	3,316
Nordea Bank AB,
4.88%, 5/13/21 (2)	4,760	4,571
Westpac Banking Corp.,
3.00%, 12/9/15	5,135	5,167

		18,782

Beverages - 0.3%
SABMiller PLC,
6.50%, 7/1/16 (1) (2)	2,634	3,046

Diversified Financial Services - 0.8%
Macquarie Bank Ltd.,
6.63%, 4/7/21 (2)	3,500	3,521
Macquarie Group Ltd.,
7.30%, 8/1/14 (1) (2)	2,990	3,347
6.25%, 1/14/21 (1) (2)	1,750	1,749

		8,617

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16 (2)	3,475	3,566

Insurance - 1.2%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	3,990	4,572
5.50%, 11/15/20	1,675	1,695
XL Group PLC,
6.50%, 4/15/17	8,200	7,523

		13,790

Iron/Steel - 0.1%
ArcelorMittal,
5.50%, 3/1/21	1,355	1,357

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	5,245	5,599

Mining - 0.2%
Vale Overseas Ltd.,
4.63%, 9/15/20	2,750	2,735

Miscellaneous Manufacturing - 0.7%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	5,942	6,301
Tyco International Finance S.A.,
4.13%, 10/15/14	1,970	2,095

		8,396

Oil & Gas - 1.4%
Nexen, Inc.,
6.40%, 5/15/37	2,650	2,643
Petrobras International Finance Co.,
5.38%, 1/27/21	5,500	5,648
Petroleos Mexicanos,
5.50%, 1/21/21	4,935	5,174
Shell International Finance B.V.,
3.10%, 6/28/15	2,390	2,498

		15,963

Oil & Gas Services - 0.5%
Weatherford International Ltd.,
5.13%, 9/15/20	5,070	5,177

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	5,050	5,196

Telecommunications - 0.3%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15 (1) (2)	3,740	3,674

Transportation - 0.4%
Kansas City Southern de Mexico S.A.de C.V.,
6.63%, 12/15/20 (2)	4,095	4,259

Total Foreign Issuer Bonds (Cost $101,680)		103,085

U.S. GOVERNMENT AGENCIES - 37.6%(3)
Fannie Mae - 28.5%
Pool #190371,
6.50%, 7/1/36	755	856
Pool #255452,
5.50%, 10/1/19	2,754	2,996

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.6%(3) continued
Fannie Mae - 28.5% continued
Pool #255498,
5.50%, 12/1/34	$1,378	$1,500
Pool #257314,
5.00%, 8/1/23	2,901	3,116
Pool #535714,
7.50%, 1/1/31	108	127
Pool #545003,
8.00%, 5/1/31	5	6
Pool #545437,
7.00%, 2/1/32	209	242
Pool #545556,
7.00%, 4/1/32	144	166
Pool #555189,
7.00%, 12/1/32	822	950
Pool #581806,
7.00%, 7/1/31	302	350
Pool #735893,
5.00%, 10/1/35	12,535	13,384
Pool #796457,
6.00%, 9/1/34	4,895	5,408
Pool #797773,
5.00%, 3/1/20	764	826
Pool #829125,
5.50%, 10/1/35	8,269	8,994
Pool #831810,
6.00%, 9/1/36	8,457	9,344
Pool #845182,
5.50%, 11/1/35	8,385	9,123
Pool #871232,
6.00%, 4/1/36	5,163	5,690
Pool #888538,
5.50%, 1/1/37	2,115	2,300
Pool #890009,
5.50%, 9/1/36	8,314	9,053
Pool #893082,
5.41%, 9/1/36	2,977	3,152
Pool #919638,
5.50%, 9/1/37	7,031	7,616
Pool #946869,
6.00%, 9/1/37	1,861	2,048
Pool #955782,
6.50%, 10/1/37	1,038	1,177
Pool #988916,
5.00%, 8/1/23	1,309	1,411
Pool #991529,
6.00%, 11/1/38	6,591	7,264
Pool #993739,
6.00%, 9/1/38	4,237	4,661
Pool #995976,
6.00%, 4/1/38	3,057	3,364
Pool #AB1470,
4.50%, 9/1/40	8,767	9,083
Pool #AB2693,
4.50%, 4/1/41	14,018	14,542
Pool #AB3114,
5.00%, 6/1/41(4)	8,261	8,820
Pool #AC6767,
4.50%, 1/1/40	4,506	4,683
Pool #AC9581,
5.50%, 1/1/40	7,401	8,059
Pool #AD0915,
5.50%, 12/1/38	539	586
Pool #AD6929,
5.00%, 6/1/40	7,641	8,181
Pool #AE6415,
4.00%, 10/1/40	7,911	7,939
Pool #AH1166,
4.50%, 12/1/40	16,554	17,152
Pool #AH4680,
4.00%, 3/1/26	2,683	2,799
Pool TBA,
6.00%, 7/15/36 (4)	25,625	28,148
6.50%, 7/15/36 (4)	9,525	10,784
4.00%, 7/1/39 (4)	6,005	6,005
5.00%, 7/1/39 (4)	33,926	36,046
4.50%, 12/31/49 (4)	27,828	28,789
5.50%, 12/31/49 (4)	20,775	22,463

		319,203

Freddie Mac - 2.5%
Pool #1B3575,
6.02%, 9/1/37	2,966	3,221
Pool #1G2296,
6.18%, 11/1/37	6,274	6,816
Pool #1J0365,
5.71%, 4/1/37	1,874	1,988
Pool #1J2840,
5.86%, 9/1/37	1,895	2,030

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.6% (3) continued
Freddie Mac - 2.5% continued
Pool #848076,
5.48%, 6/1/38	$4,803	$5,191
Pool TBA,
5.00%, 12/31/49 (4)	7,900	8,381

		27,627

Freddie Mac Gold - 4.2%
Pool #A62213,
6.00%, 6/1/37	6,196	6,872
Pool #A65182,
6.50%, 9/1/37	8,761	9,879
Pool #A92650,
5.50%, 6/1/40	752	814
Pool #C00910,
7.50%, 1/1/30	352	411
Pool #C02790,
6.50%, 4/1/37	4,178	4,717
Pool #C02838,
5.50%, 5/1/37	6,687	7,268
Pool #C03517,
4.50%, 9/1/40	10,777	11,149
Pool #G01954,
5.00%, 11/1/35	5,646	6,024

		47,134

Government National Mortgage Association - 1.8%
Pool TBA,
4.50%, 7/1/19 (4)	16,175	17,070
Series 2008, Class 8A,
3.61%, 11/16/27	3,162	3,218

		20,288

Government National Mortgage Association I - 0.2%
Pool #627123,
5.50%, 3/15/34	2,047	2,268

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	4,653	4,947

Total U.S. Government Agencies (Cost $408,603)		421,467

U.S. GOVERNMENT OBLIGATIONS - 15.0%
U.S Treasury Bonds - 4.1%
4.75%, 2/15/41	43,168	45,886

U.S. Treasury Notes - 10.9%
0.38%, 6/30/13	16,815	16,788
0.75%, 6/15/14	12,495	12,480
1.50%, 6/30/16	37,545	37,087
3.13%, 5/15/21	56,021	55,864

		122,219

Total U.S. Government Obligations (Cost $168,843)		168,105

MUNICIPAL BONDS - 0.6%
Ohio - 0.6%
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	5,365	6,416

Total Municipal Bonds (Cost $5,365)		6,416

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.3%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	182,837,763	$182,838

Total Investment Companies (Cost $182,838)		182,838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.11%, 12/15/11	$2,150	$2,149

Total Short-Term Investments (Cost $2,149)		2,149

Total Investments - 111.4% (Cost $1,224,637)		1,248,868

Liabilities less Other Assets - (11.4)%		(127,530)

NET ASSETS - 100.0%		$1,121,338

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

(1)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of these restricted illiquid securities amounted to approximately $71,429,000 or 6.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arch Coal, Inc.,
7.00%, 6/15/19	6/8/11	$3,785

Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	2,034

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	4,841

Erac USA Finance LLC,
7.00%, 10/15/37	10/10/07 - 1/13/11	3,434

FMR LLC,
6.45%, 11/15/39	1/6/10	4,985

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	4,574

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	998

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11	4,944

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09 - 1/5/10	2,410

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	3,494

Lyondell Chemical Co.,
8.00%, 11/1/17	4/6/11	3,996

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10 - 12/15/10	3,264

Macquarie Group Ltd.,
6.25%, 1/14/21	1/6/11	1,731

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09	2,890

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	4,997

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	4,297

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	220

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	5,723

SABMiller PLC,
6.50%, 7/1/16	10/28/10	3,151

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	3,741

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $165,391,000 with net purchases of approximately $17,447,000 during the three months ended June 30, 2011.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,224,880

Gross tax appreciation of investments	$28,528
Gross tax depreciation of investments	(4,540)

Net tax appreciation of investments	$23,988

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	JUNE 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$38,267		$—	$38,267
Corporate Bonds	—	326,541	(1)	—	326,541
Foreign Issuer Bonds	—	103,085	(1)	—	103,085
U.S. Government Agencies	—	421,467	(1)	—	421,467
U.S. Government Obligations	—	168,105	(1)	—	168,105
Municipal Bonds	—	6,416		—	6,416
Investment Companies	182,838	—		—	182,838
Short-Term Investments	—	2,149		—	2,149

Total Investments	$182,838	$1,066,030		$—	$1,248,868

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 93.0%
British Pound Sterling - 4.5%
Treasury of Great Britain,
4.50%, 3/7/13	$75	$128
2.25%, 3/7/14	50	83
2.75%, 1/22/15	50	83
4.75%, 3/7/20	150	268
4.00%, 3/7/22	50	83
5.00%, 3/7/25	50	90
4.75%, 12/7/30	100	172
4.25%, 6/7/32	90	145
4.25%, 3/7/36	40	64
4.75%, 12/7/38	70	121
4.50%, 12/7/42	50	84
4.25%, 12/7/49	100	161

		1,482

Canadian Dollar - 2.5%
Government of Canada,
5.00%, 6/1/14	730	824

Danish Krone - 0.0%
Government of Denmark,
4.00%, 11/15/12	100	20

Euro - 29.5%
Bundesobligation,
4.00%, 10/11/13	200	305
2.25%, 4/11/14	200	294
2.25%, 4/10/15	560	819
Bundesschatzanweisungen,
1.00%, 12/14/12	200	288
1.50%, 3/15/13	760	1,101
Buoni Poliennali Del Tesoro,
5.00%, 3/1/25(2)	250	361
5.25%, 11/1/29	200	287
Deutschland Bundesrepublik,
3.75%, 1/4/17	200	310
3.00%, 7/4/20	260	379
4.75%, 7/4/40	150	255
French Treasury Note BTAN,
3.75%, 1/12/13	349	522
2.50%, 1/12/14	175	257
Government of Belgium,
5.00%, 9/28/12	360	542
4.25%, 9/28/14	502	762
Government of France O.A.T.,
5.00%, 10/25/16	385	620
3.75%, 10/25/19	525	789
3.75%, 4/25/21	63	94
6.00%, 10/25/25	29	53
5.50%, 4/25/29	44	75
Government of Netherlands,
3.75%, 7/15/14	400	609
5.50%, 1/15/28	23	41
4.00%, 1/15/37	25	38
Government of Spain,
5.00%, 7/30/12	242	359
2.50%, 10/31/13	50	70
3.30%, 10/31/14	260	368
3.80%, 1/31/17	20	28
4.10%, 7/30/18	30	41
5.75%, 7/30/32	40	57

		9,724

Japanese Yen - 28.6%
European Investment Bank,
1.40%, 6/20/17	40,000	518
Government of Japan Five Year Bonds,
1.50%, 6/20/13	30,000	382
0.70%, 6/20/14	40,000	504
0.50%, 3/20/15	40,000	501
0.40%, 9/20/15	36,000	448
Government of Japan Ten Year Bonds,
0.90%, 6/20/13	40,000	504
1.50%, 9/20/14	40,000	516
1.50%, 9/20/15	44,300	577
1.50%, 12/20/17	60,000	786
1.30%, 12/20/18	40,000	518
1.30%, 9/20/19	18,500	238
1.00%, 9/20/20	19,000	235
Government of Japan Thirty Year Bonds,
2.20%, 9/20/39	19,000	244
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	50,000	667
1.80%, 6/20/23	50,000	652
1.80%, 6/20/30	90,000	1,107
Landwirtschaftliche Rentenbank,
1.38%, 4/25/13	80,000	1,015

		9,412

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 93.0% continued
United States Dollar - 27.9%
Freddie Mac,
5.13%, 7/15/12	$750	$788
U.S. Treasury Bonds,
8.75%, 5/15/17	300	412
6.25%, 8/15/23	50	63
7.63%, 2/15/25	200	285
6.63%, 2/15/27	50	66
6.38%, 8/15/27	70	91
6.13%, 8/15/29	50	64
5.38%, 2/15/31	75	88
4.50%, 2/15/36	265	274
4.25%, 5/15/39	350	343
U.S. Treasury Notes,
1.38%, 1/15/13	200	203
0.63%, 2/28/13	290	291
1.38%, 3/15/13	200	203
1.75%, 4/15/13	250	256
1.00%, 1/15/14	250	252
1.88%, 2/28/14	250	258
1.88%, 4/30/14	130	134
2.63%, 6/30/14	500	527
2.38%, 9/30/14	500	523
2.00%, 1/31/16	1,000	1,019
4.88%, 8/15/16	550	634
3.13%, 10/31/16	600	638
4.25%, 11/15/17	322	361
3.50%, 5/15/20	800	835
2.63%, 8/15/20	600	581

		9,189

Total Debt Obligations (Cost $28,487)		30,651

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.2%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	2,022,075	$2,022

Total Investment Companies (Cost $2,022)		2,022

Total Investments - 99.2% (Cost $30,509)		32,673

Other Assets less Liabilities - 0.8%		279

NET ASSETS - 100.0%		$32,952

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $681,000 with net purchases of approximately $1,341,000 during the three months ended June 30, 2011.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$30,509

Gross tax appreciation of investments	$2,264
Gross tax depreciation of investments	(100)

Net tax appreciation of investments	$2,164

At June 30, 2011, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
British Pound	243	United States Dollar	392	8/12/11	$2
Canadian Dollar	699	United States Dollar	714	8/12/11	(10)
Euro	462	United States Dollar	649	8/12/11	(19)
Euro	139	United States Dollar	197	8/12/11	(3)
Japanese Yen	44,535	United States Dollar	545	8/12/11	(9)
United States Dollar	270	Australian Dollar	258	8/12/11	6
United States Dollar	590	Canadian Dollar	578	8/12/11	9
United States Dollar	183	Danish Krone	968	8/12/11	5
United States Dollar	429	Euro	307	8/12/11	14

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
United States Dollar	2,040	Japanese Yen	164,000	8/12/11	$(2)
United States Dollar	290	Swedish Krona	1,845	8/12/11	1

Total					$(6)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations	$—	$30,651 (1)	$—	$30,651
Investment Companies	2,022	—	—	2,022

Total Investments	$2,022	$30,651	$—	$32,673

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$37	$—	$37
Liabilities
Forward Foreign Currency Exchange Contracts	—	(43)	—	(43)

Total Other Financial Instruments	$—	$(6)	$—	$(6)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period . At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.6%
Diversified Financial Services - 0.6%
Glen Meadow Pass-Through Trust,
6.51%, 2/12/67 (1)	$26,075	$22,946

Total Asset-Backed Securities (Cost $22,640)		22,946

CORPORATE BONDS - 76.3%
Aerospace/Defense - 0.5%
TransDigm, Inc.,
7.75%, 12/15/18 (1)	19,550	20,528

Airlines - 0.7%
Delta Air Lines, Inc.,
12.25%, 3/15/15 (1)	26,750	29,626

Apparel - 0.7%
Levi Strauss & Co.,
8.88%, 4/1/16	26,249	27,233

Auto Manufacturers - 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19 (1)	21,075	20,706
8.25%, 6/15/21 (1)	11,975	11,736
Ford Motor Co.,
7.45%, 7/16/31	29,075	32,960

		65,402

Auto Parts & Equipment - 2.2%
Allison Transmission, Inc.,
7.13%, 5/15/19 (1)	21,440	20,850
Meritor, Inc.,
10.63%, 3/15/18	20,700	23,236
Pittsburgh Glass Works LLC,
8.50%, 4/15/16 (1)	21,375	21,963
UCI International, Inc.,
8.63%, 2/15/19	23,475	24,179

		90,228

Banks - 0.2%
CIT Group, Inc.,
7.00%, 5/1/16	9,000	8,966

Chemicals - 0.5%
Huntsman International LLC,
8.63%, 3/15/20	20,650	22,508

Coal - 0.4%
Arch Coal, Inc.,
7.00%, 6/15/19 (1)	17,250	17,207

Commercial Services - 4.2%
Brickman Group Holdings, Inc.,
9.13%, 11/1/18 (1)	23,363	23,538
Hertz (The) Corp.,
7.50%, 10/15/18 (1)	12,875	13,261
7.38%, 1/15/21 (1)	8,725	8,878
Iron Mountain, Inc.,
8.38%, 8/15/21	17,100	17,955
Neff Rental LLC/Neff Finance Corp.,
9.63%, 5/15/16 (1)	20,700	19,691
Production Resource Group, Inc.,
8.88%, 5/1/19 (1)	21,850	21,686
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19	20,450	22,393
Service Corp. International,
7.50%, 4/1/27	25,976	24,807
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding,
10.25%, 12/1/17	11,649	11,591
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
12.00%, 6/15/16 (1)	9,575	9,551

		173,351

Cosmetics/Personal Care - 0.6%
Revlon Consumer Products Corp.,
9.75%, 11/15/15	23,630	25,402

Distribution/Wholesale - 1.1%
ACE Hardware Corp.,
9.13%, 6/1/16 (1) (2)	20,075	21,330
American Tire Distributors, Inc.,
9.75%, 6/1/17	21,575	23,193

		44,523

Diversified Financial Services - 2.1%
ACE Cash Express, Inc.,
11.00%, 2/1/19 (1)	20,600	20,652
Community Choice Financial, Inc.,
10.75%, 5/1/19 (1)	24,225	24,588
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
8.00%, 1/15/18	20,500	20,808
International Lease Finance Corp.,
8.75%, 3/15/17	9,087	9,939
6.25%, 5/15/19	9,575	9,355

		85,342

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.3% continued
Electric - 4.0%
AES (The) Corp.,
9.75%, 4/15/16	$27,705	$31,445
Calpine Corp.,
7.50%, 2/15/21 (1)	6,900	7,038
7.88%, 1/15/23 (1)	19,700	20,291
Energy Future Holdings Corp.,
10.00%, 1/15/20	42,689	45,313
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16 (1) (2)	22,073	24,280
NRG Energy, Inc.,
7.63%, 5/15/19 (1)	4,800	4,776
8.25%, 9/1/20	17,570	17,922
Puget Energy, Inc.,
6.50%, 12/15/20	14,775	15,258

		166,323

Electronics - 1.0%
Sanmina-SCI Corp.,
7.00%, 5/15/19 (1)	23,975	22,657
Viasystems, Inc.,
12.00%, 1/15/15 (1)	18,690	20,512

		43,169

Engineering & Construction - 0.5%
MasTec, Inc.,
7.63%, 2/1/17 (1) (2)	21,230	21,601
Entertainment - 1.4%
AMC Entertainment, Inc.,
8.75%, 6/1/19	20,400	21,522
Diamond Resorts Corp.,
12.00%, 8/15/18 (1)	23,425	24,831
National CineMedia LLC,
7.88%, 7/15/21 (1)	11,475	11,561

		57,914

Environmental Control - 0.9%
Casella Waste Systems, Inc.,
7.75%, 2/15/19 (1)	21,265	21,318
Liberty Tire Recycling.,
11.00%, 10/1/16 (1)	15,704	16,411

		37,729

Food - 2.6%
BI-LO LLC/BI-LO Finance Corp.,
9.25%, 2/15/19 (1)	18,750	18,984
Del Monte Foods Co.,
7.63%, 2/15/19 (1)	20,525	20,730
Ingles Markets, Inc.,
8.88%, 5/15/17	19,600	20,972
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	9,125	9,467
8.25%, 9/1/17 (1)	9,650	10,012
Tops Holding Corp./Tops Markets LLC,
10.13%, 10/15/15	2,000	2,123
US Foodservice,
8.50%, 6/30/19 (1)	23,950	23,232

		105,520

Forest Products & Paper - 0.4%
P.H. Glatfelter Co.,
7.13%, 5/1/16	14,292	14,739
Gaming - 2.5%
Midwest Gaming Borrower LLC/Midwest Finance Corp.,
11.63%, 4/15/16 (1)	15,163	15,997
Peninsula Gaming LLC/Peninsula Gaming Corp.,
10.75%, 8/15/17	20,425	22,314
10.75%, 8/15/17 (1)	1,575	1,721
Scientific Games International, Inc.,
9.25%, 6/15/19	20,875	22,519
Seminole Indian Tribe of Florida,
7.75%, 10/1/17 (1)	13,750	14,231
Yonkers Racing Corp.,
11.38%, 7/15/16 (1)	24,525	26,610

		103,392

Gas Distribution - 0.8%
Inergy L.P./Inergy Finance Corp.,
6.88%, 8/1/21 (1)	17,575	17,575
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 3/15/20	12,800	13,376

		30,951

Healthcare - Products - 1.1%
Accellent, Inc.,
10.00%, 11/1/17	23,275	22,809

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED IN COME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.3% continued
Healthcare - Products - 1.1% continued
DJO Finance LLC/DJO Finance Corp.,
9.75%, 10/15/17(1)	$21,600	$21,924

		44,733

Healthcare - Services - 3.1%
American Renal Associates Holdings Co., Inc.,
9.75%, 3/1/16 (1)	18,025	18,611
CDRT Merger Sub, Inc.,
8.13%, 6/1/19 (1)	22,025	22,025
HCA Holdings, Inc.,
7.75%, 5/15/21 (1)	24,225	25,133
Healthsouth Corp.,
8.13%, 2/15/20	20,725	22,253
Multiplan, Inc.,
9.88%, 9/1/18 (1)	20,875	22,180
Tenet Healthcare Corp.,
6.88%, 11/15/31	19,200	16,032

		126,234

Home Builders - 1.3%
Beazer Homes USA, Inc.,
9.13%, 6/15/18	19,900	17,164
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16	17,675	17,631
Meritage Homes Corp.,
7.15%, 4/15/20	21,104	20,576

		55,371

Household Products/Wares - 0.5%
Prestige Brands, Inc.,
8.25%, 4/1/18	17,810	18,656

Insurance - 2.0%
CNO Financial Group, Inc.,
9.00%, 1/15/18 (1)	20,070	21,274
Liberty Mutual Group, Inc.,
10.75%, 6/15/58 (1)	29,014	38,516
Symetra Financial Corp.,
8.30%, 10/15/37 (1)	21,075	21,549

		81,339

Iron/Steel - 0.6%
AK Steel Corp.,
7.63%, 5/15/20	22,935	23,508

Lodging - 0.9%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	11,925	13,162
12.75%, 4/15/18	22,000	21,945

		35,107

Machinery - Diversified - 0.4%
CNH America LLC,
7.25%, 1/15/16	14,435	15,716

Media - 4.3%
Bresnan Broadband Holdings LLC,
8.00%, 12/15/18 (1)	21,925	22,610
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	9,850	10,207
7.88%, 4/30/18	7,900	8,325
Cengage Learning Aquisitions, Inc.,
10.50%, 1/15/15 (1)	19,475	17,625
Cequel Communications Holdings I LLCand Cequel Capital Corp.,
8.63%, 11/15/17 (1)	24,554	25,536
Clear Channel Communications, Inc.,
10.75%, 8/1/16	9,625	8,687
9.00%, 3/1/21 (1)	9,575	9,168
DISH DBS Corp.,
6.75%, 6/1/21 (1)	14,375	14,734
McClatchy (The) Co.,
11.50%, 2/15/17	20,539	21,823
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50%, 10/15/15	13,717	14,060
Univision Communications, Inc.,
8.50%, 5/15/21 (1)	26,707	26,640

		179,415

Miscellaneous Manufacturing - 0.5%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21 (1)	22,000	22,000

Oil & Gas - 5.1%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	20,435	21,559
Brigham Exploration Co.,
6.88%, 6/1/19 (1)	17,825	17,736
Chesapeake Energy Corp.,
9.50%, 2/15/15	23,695	27,486

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.3% continued
Oil & Gas - 5.1% continued
Clayton Williams Energy, Inc.,
7.75%, 4/1/19 (1)	$15,325	$15,018
Comstock Resources, Inc.,
7.75%, 4/1/19	16,850	16,976
Laredo Petroleum, Inc.,
9.50%, 2/15/19 (1)	21,525	22,709
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	16,857	18,290
7.75%, 2/1/21 (1)	7,400	7,696
SandRidge Energy, Inc.,
7.50%, 3/15/21 (1)	18,300	18,529
Swift Energy Co.,
7.13%, 6/1/17	23,685	23,981
Unit Corp.,
6.63%, 5/15/21	20,845	20,845

		210,825

Oil & Gas Services - 1.2%
Basic Energy Services, Inc.,
7.75%, 2/15/19 (1)	12,450	12,512
Dresser-Rand Group, Inc.,
6.50%, 5/1/21 (1)	15,325	15,785
Exterran Holdings, Inc.,
7.25%, 12/1/18 (1)	21,675	21,892

		50,189

Oil Refining & Marketing - 0.8%
Citgo Petroleum Corp.,
11.50%, 7/1/17 (1)	28,467	33,022

Packaging & Containers - 2.5%
Berry Plastics Corp.,
9.75%, 1/15/21	22,400	21,672
Exopack Holding Corp.,
10.00%, 6/1/18 (1)	19,100	18,957
Plastipak Holdings, Inc.,
10.63%, 8/15/19 (1)	18,375	20,672
Pretium Packaging LLC/Pretium Finance, Inc.,
11.50%, 4/1/16 (1)	20,075	20,326
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.75%, 5/15/18 (1)	5,275	5,182
9.00%, 4/15/19 (1)	18,625	18,392

		105,201

Pharmaceuticals - 0.8%
JPR RTY SUB LLC,
14.00%, 12/1/20 (1) (2)	8,000	8,000
QHP Royalty Sub LLC,
10.25%, 3/15/15 (1) (2)	4,641	4,742
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
7.75%, 9/15/18 (1)	21,580	21,769

		34,511

Pipelines - 3.9%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
7.75%, 4/1/19 (1)	25,300	25,110
Energy Transfer Equity L.P.,
7.50%, 10/15/20	21,110	22,377
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 12/15/18 (1)	22,225	22,114
Holly Energy Partners L.P./Holly Energy Finance Corp.,
8.25%, 3/15/18	21,850	23,161
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
6.50%, 8/15/21	21,745	21,582
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18	20,750	21,787
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	7,947	8,384
7.88%, 10/15/18 (1)	15,050	15,878

		160,393

Retail - 5.5%
CKE Holdings, Inc.,
10.50%, 3/14/16 (1)	7,700	7,411
CKE Restaurants, Inc.,
11.38%, 7/15/18	21,850	23,871
Landry’s Restaurants, Inc.,
11.63%, 12/1/15	20,350	21,775
Needle Merger Sub Corp.,
8.13%, 3/15/19 (1)	22,590	22,759
NPC International, Inc.,
9.50%, 5/1/14	18,500	18,778
Pantry (The), Inc.,
7.75%, 2/15/14	17,275	17,232

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.3% continued
Retail - 5.5% continued
Rite Aid Corp.,
9.50%, 6/15/17	$20,905	$19,076
Sonic Automotive, Inc.,
9.00%, 3/15/18	21,395	22,518
Susser Holdings LLC/Susser Finance Corp.,
8.50%, 5/15/16	21,600	22,734
Toys R US - Delaware, Inc.,
7.38%, 9/1/16(1)	14,775	14,923
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	12,839	14,283
Wendy’s/Arby’s Restaurants LLC,
10.00%, 7/15/16	19,775	21,901

		227,261

Semiconductors - 1.0%
Amkor Technology, Inc.,
6.63%, 6/1/21 (1)	19,150	18,432
Freescale Semiconductor, Inc.,
9.25%, 4/15/18 (1)	10,850	11,691
10.75%, 8/1/20 (1)	8,576	9,691

		39,814

Software - 0.6%
Eagle Parent, Inc.,
8.63%, 5/1/19 (1)	20,675	19,925
Softbrands, Inc./Atlantis Merger Sub, Inc.,
11.50%, 7/15/18 (1)	4,775	4,400

		24,325

Telecommunications - 8.4%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	26,400	23,760
Avaya, Inc.,
10.13%, 11/1/15 (3)	25,600	26,304
CPI International Acquisition, Inc.,
8.00%, 2/15/18 (1)	21,600	20,412
Earthlink, Inc.,
8.88%, 5/15/19 (1)	23,950	21,735
EH Holding Corp.,
7.63%, 6/15/21 (1)	6,700	6,834
Frontier Communications Corp.,
9.00%, 8/15/31	34,165	35,019
GCI, Inc.,
8.63%, 11/15/19	20,900	22,885
Level 3 Financing, Inc.,
9.25%, 11/1/14	23,854	24,540
NII Capital Corp.,
8.88%, 12/15/19	21,020	23,201
PAETEC Holding Corp.,
9.50%, 7/15/15	8,020	8,321
9.88%, 12/1/18 (1)	13,125	13,601
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	30,560	31,247
Sprint Capital Corp.,
8.75%, 3/15/32	19,924	21,568
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
10.25%, 8/15/16 (1)	22,450	22,787
West Corp.,
8.63%, 10/1/18 (1)	22,935	23,164
Windstream Corp.,
8.13%, 9/1/18	14,300	15,158
7.50%, 4/1/23	7,400	7,400

		347,936

Transportation - 2.9%
ACL I Corp.,
10.63%, 2/15/16 (1)	24,800	23,188
AMGH Merger Sub, Inc.,
9.25%, 11/1/18 (1)	21,635	22,825
Florida East Coast Holdings Corp.,
10.50%, 8/1/17 (1)	9,625	9,986
Florida East Coast Railway Corp.,
8.13%, 2/1/17 (1)	17,510	18,079
Overseas Shipholding Group, Inc.,
8.13%, 3/30/18	22,175	21,759
Quality Distribution LLC/QD Capital Corp.,
9.88%, 11/1/18 (1)	24,975	25,443

		121,280

Total Corporate Bonds (Cost $3,073,238)		3,148,490

FOREIGN ISSUER BONDS - 16.7%
Aerospace/Defense - 0.4%
Bombardier, Inc.,
7.45%, 5/1/34 (1)	15,846	16,401

Chemicals - 1.1%
Ineos Group Holdings Ltd.,
8.50%, 2/15/16 (1)	21,200	20,935

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.7% continued
Chemicals - 1.1% continued
Nova Chemicals Corp.,
8.63%, 11/1/19	$23,335	$25,989

		46,924

Computers - 0.6%
Seagate HDD Cayman,
6.88%, 5/1/20 (1)	25,395	25,205

Diversified Financial Services - 0.5%
National Money Mart Co.,
10.38%, 12/15/16	20,205	22,175

Food - 0.6%
JBS Finance II Ltd.,
8.25%, 1/29/18 (1)	23,175	23,639

Insurance - 1.5%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17 (1)	25,811	24,585
Stoneheath RE,
6.87%, 10/15/11	15,225	13,931
White Mountains Re Group Ltd.,
7.51%, 6/30/17 (1)	24,190	23,079

		61,595

Iron/Steel - 0.4%
Ferrexpo Finance PLC,
7.88%, 4/7/16 (1)	17,025	17,515

Machinery - Construction & Mining - 0.6%
Boart Longyear Management Pty Ltd.,
7.00%, 4/1/21 (1)	23,625	24,157

Media - 1.9%
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG,
7.50%, 3/15/19 (1)	28,145	28,708
Ono Finance II PLC,
10.88%, 7/15/19 (1)	22,325	23,776
UPC Holding B.V.,
9.88%, 4/15/18 (1)	23,542	26,132

		78,616

Mining - 1.4%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15 (1)	17,425	17,774
Midwest Vanadium Pty Ltd.,
11.50%, 2/15/18 (1)	16,375	16,334
Vedanta Resources PLC,
9.50%, 7/18/18 (1)	22,300	24,307

		58,415

Oil & Gas - 1.1%
Compton Petroleum Finance Corp.,
10.00%, 9/15/11	5,177	5,151
Lukoil International Finance B.V.,
6.13%, 11/9/20 (1)	18,300	18,872
OGX Petroleo e Gas Participacoes S.A.,
8.50%, 6/1/18 (1)	22,050	22,678

		46,701

Oil & Gas Services - 0.6%
Offshore Group Investments Ltd.,
11.50%, 8/1/15	19,530	21,239
11.50%, 8/1/15 (1)	4,400	4,785

		26,024

Telecommunications - 4.1%
Columbus International, Inc.,
11.50%, 11/20/14 (1)	17,700	20,112
Digicel Group Ltd.,
8.88%, 1/15/15 (1)	7,025	7,183
10.50%, 4/15/18 (1)	16,770	18,782
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	26,135	28,062
11.50%, 2/4/17 (3)	44,151	47,463
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17 (1)	22,400	23,598
Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17 (1) (3)	18,597	21,433

		166,633

Transportation - 1.5%
CMA CGM S.A.,
8.50%, 4/15/17 (1)	23,975	20,139
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.63%, 11/1/17	13,055	12,859
8.63%, 11/1/17 (1)	3,000	2,955
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
8.13%, 2/15/19 (1)	12,980	12,461

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.7% continued
Transportation - 1.5% continued
Navios South American Logisitcs, Inc./ Navios Logistics Finance US, Inc.,
9.25%, 4/15/19 (1)	$11,525	$11,611

		60,025

Trucking & Leasing - 0.4%
AWAS Aviation Capital Ltd.,
7.00%, 10/15/16 (1)	15,787	16,201

Total Foreign Issuer Bonds (Cost $662,262)		690,226

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 1.4%
Banks - 1.1%
Ally Financial, Inc.(1)	22,350	$21,005
Santander Finance Preferred S.A. Unipersonal	819,500	23,011

		44,016

Diversified Financial Services - 0.3%
GMAC Capital Trust I	566,450	14,501

Total Preferred Stocks (Cost $55,087)		58,517

INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	110,869,425	110,869

Total Investment Companies (Cost $110,869)		110,869

Total Investments - 97.7% (Cost $3,924,096)		4,031,048

Other Assets less Liabilities - 2.3%		96,189

NET ASSETS - 100.0%		$4,127,237

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of these restricted illiquid securities amounted to approximately $116,624,000 or 2.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ACE Hardware Corp.,
9.13%, 6/1/16	1/30/09 - 3/17/11	$18,679

Compton Petroleum Finance Corp.,
10.00%, 9/15/11	1/5/07 - 3/24/10	3,713

JPR RTY SUB LLC,
14.00%, 12/1/20	3/10/11	8,000

MasTec, Inc.,
7.63%, 2/1/17	1/31/07 - 11/03/10	20,141

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	9/22/09 - 6/08/11	23,365

QHP Royalty Sub LLC,
10.25%, 3/15/15	10/27/09	4,641

(3)	Security is payment in-kind bond.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $116,293,000 with net sales of approximately $5,424,000 during the three months ended June 30, 2011.

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities.

FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,926,460

Gross tax appreciation of investments	$137,951
Gross tax depreciation of investments	(33,363)

Net tax appreciation of investments	$104,588

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$22,946	$—	$22,946
Corporate Bonds
Aerospace/Defense	—	20,528	—	20,528
Airlines	—	29,626	—	29,626
Apparel	—	27,233	—	27,233
Auto Manufacturers	—	65,402	—	65,402
Auto Parts & Equipment	—	90,228	—	90,228
Banks	—	8,966	—	8,966
Chemicals	—	22,508	—	22,508
Coal	—	17,207		17,207
Commerical Services	—	173,351	—	173,351
Cosmetics/Personal Care	—	25,402	—	25,402
Distribution/Wholesale	—	23,193	21,330	44,523
Diversified Financial Services	—	85,342	—	85,342
Electric	—	166,323	—	166,323
Electronics	—	43,169	—	43,169
Engineering & Construction	—	—	21,601	21,601
Entertainment	—	46,353	11,561	57,914
Environmental Control	—	37,729	—	37,729
Food	—	105,520	—	105,520
Forest Products & Paper	—	14,739	—	14,739
Gaming	—	103,392	—	103,392
Gas Distribution	—	30,951	—	30,951
Healthcare - Products	—	44,733	—	44,733
Healthcare - Services	—	126,234	—	126,234
Home Builders	—	55,371	—	55,371
Household Products/Wares	—	18,656	—	18,656
Insurance	—	81,339	—	81,339
Iron/Steel	—	23,508	—	23,508
Lodging	—	35,107	—	35,107
Machinery - Diversified	—	15,716	—	15,716
Media	—	179,415	—	179,415
Miscellaneous Manufacturing	—	22,000	—	22,000
Oil & Gas	—	210,825	—	210,825
Oil & Gas Services	—	50,189	—	50,189
Oil Refining & Marketing	—	33,022	—	33,022
Packaging & Containers	—	105,201	—	105,201
Pharmaceuticals	—	21,769	12,742	34,511
Pipelines	—	160,393	—	160,393
Retail	—	227,261	—	227,261
Semiconductors	—	39,814	—	39,814
Software		19,925	4,400	24,325
Telecommunications	—	347,936	—	347,936
Transportation	—	121,280	—	121,280
Foreign Issuer Bonds
Aerospace/Defense	—	16,401	—	16,401
Chemicals	—	46,924	—	46,924
Computers	—	25,205	—	25,205
Diversified Financial Services	—	22,175	—	22,175
Food	—	23,639	—	23,639
Insurance	—	47,664	13,931	61,595
Iron/Steel	—	17,515	—	17,515
Machinery - Construction & Mining	—	24,157	—	24,157
Media	—	78,616	—	78,616
Mining	—	58,415	—	58,415
Oil & Gas	—	41,550	5,151	46,701
Oil & Gas Services	—	26,024	—	26,024
Telecommunications	—	166,633	—	166,633
Transportation	—	60,025	—	60,025
Truck & Leasing	—	16,201	—	16,201
Preferred Stocks	23,011	21,005	—	44,016
Banks
Diversified Financial Services	14,501	—	—	14,501
Investment Companies	110,869	—	—	110,869

Total Investments	$148,381	$3,791,951	$90,716	$4,031,048

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRE- CIATION (000S)	CHANGE IN UNREALIZED DEPRE- CIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLE- MENTS (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S) (1)(2)	BALANCE AS OF 6/30/11 (000S)
Corporate Bonds
Distribution/ Wholesale	$21,606	$—	$—	$—	$(276)	$—	$—	$—	$—	$—	$—	$21,330
Engineering & Construc- tion	21,761	—		—	(160)	—	—	—	—	—	—	21,601
Entertainment	—	—	—	69	—	11,492	—	—	—	—	—	11,561
Pharmaceuticals	14,140	—	—	—	(14)	—	—	(1,384)	—	—	—	12,742
Pipelines	12,065	—	—	—	(346)	13,391	—	—	—	—	(25,110)	—
Software	—	—	—	—	—	4,400	—	—	—	—	—	4,400
Foreign Issuer Bonds
Insurance	22,917	263	—	216	—	—	—	(9,465)	—	—	—	13,931
Iron/Steel	2,850	—	—	305	—	14,360	—	—	—	—	(17,515)	—
Oil & Gas	5,177	—	—	—	(26)	—	—	—	—	—	—	5,151

Total	$100,516	$263	$—	$590	$(822)	$43,643	$—	$(10,849)	$—	$—	$(42,625)	$90,716

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, June 30, 2011.
(2)	Transferred out of Level 3 due to securities having evaluated prices on observable inputs from multiple pricing vendors.

The amount of change in net unrealized appreciation/depreciation on investments in Level 3 securities still held at June 30, 2011 was approximately $(259).

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.9% (1)
Fannie Mae - 25.3%
0.55%, 11/1/12	$11,875	$11,887
1.50%, 1/27/14	9,565	9,599
1.63%, 2/25/14	8,350	8,368
1.70%, 2/25/14	15,800	15,833
2.63%, 11/20/14	7,600	7,970
1.50%, 11/23/15	700	689
1.60%, 11/23/15	13,010	12,866
2.38%, 4/11/16	8,400	8,575
2.25%, 3/2/17	12,100	12,235
Pool #190371,
6.50%, 7/1/36	4,354	4,935
Pool #257042,
6.50%, 1/1/38	4,618	5,233
Pool #555649,
7.50%, 10/1/32	104	122
Pool #745148,
5.00%, 1/1/36	12,908	13,782
Pool #893082,
5.41%, 9/1/36	1,184	1,253
Pool #AH1166,
4.50%, 12/1/40	5,447	5,643
Pool TBA,
6.00%, 7/15/36 (2)	57,820	63,512
5.00%, 7/1/39 (2)	50,020	53,146
5.50%, 12/31/49 (2)	31,630	34,200
Series 2007, Class 26C,
5.50%, 3/25/33	4,392	4,641

		274,489

Federal Home Loan Bank - 0.7%
1.63%, 11/21/12	7,500	7,628

Freddie Mac - 3.8%
1.50%, 2/11/14	16,700	16,721
1.63%, 4/18/14	7,650	7,678
3.00%, 7/28/14	8,500	8,996
Pool #1J0365,
5.71%, 4/1/37	667	707
Pool #1J2840,
5.86%, 9/1/37	1,827	1,956
Pool #1Q0323,
5.08%, 5/1/37	4,733	5,000
Pool #410092,
2.49%, 11/1/24	11	11
Series 2944, Class WD,
5.50%, 11/15/28	242	242

		41,311

Government National Mortgage Association - 8.2%
Pool TBA,
4.50%, 7/1/19 (2)	45,825	48,360
Series 2006, Class 67A,
3.95%, 11/16/30	2,618	2,688
Series 2007, Class 04A,
4.21%, 6/16/29	1,274	1,305
Series 2007, Class 15A,
4.51%, 10/16/28	3,332	3,414
Series 2008, Class 08A,
3.61%, 11/16/27	1,807	1,839
Series 2008, Class 14AC,
4.46%, 12/16/30	4,292	4,485
Series 2011, Class 31A,
2.21%, 12/16/35	12,973	13,166
Series 2011, Class 49A,
2.45%, 7/16/38	10,594	10,794
Series 2011, Class 49AB,
2.80%, 1/16/34	3,425	3,524

		89,575

Government National Mortgage Association I - 0.8%
Pool #737270,
5.00%, 5/15/40	7,733	8,392

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	11,724	12,465

Total U.S. Government Agencies (Cost $431,968)		433,860

U.S. GOVERNMENT OBLIGATIONS - 48.4%
U.S. Treasury Notes - 48.4%
0.38%, 6/30/13	154,100	153,847
0.50%, 11/15/13	18,000	17,957
2.00%, 11/30/13	27,646	28,566
1.50%, 12/31/13	36,796	37,587
1.75%, 1/31/14	31,646	32,524
0.75%, 6/15/14	95,290	95,178
2.63%, 7/31/14	44,982	47,417
2.13%, 11/30/14	41,175	42,706
1.50%, 6/30/16	49,200	48,600

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 48.4% continued
U.S. Treasury Notes - 48.4% continued
3.13%, 5/15/21	$20,760	$20,702

Total U.S. Government Obligations (Cost $523,720)		525,084

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 30.1%
Northern Institutional Funds - Government Portfolio (3) (4)	327,013,743	$327,014

Total Investment Companies (Cost $327,014)		327,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.11%, 12/15/11	$1,000	$999

Total Short-Term Investments (Cost $1,000)		999

Total Investments - 118.5% (Cost $1,283,702)		1,286,957

Liabilities less Other Assets - (18.5)%		(200,987)

NET ASSETS - 100.0%		$1,085,970

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investments in the Government Portfolio of the Northern Institutional Funds was approximately $253,889,000 with net purchases of approximately $73,125,000 during the three months ended June 30, 2011.

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or, the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,283,949

Gross tax appreciation of investments	$4,814
Gross tax depreciation of investments	(1,806)

Net tax appreciation of investments	$3,008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$433,860	(1)	$—	$433,860
U.S. Government Obligations	—	525,084		—	525,084
Investment Companies	327,014	—		—	327,014
Short-Term Investments	—	999		—	999

Total Investments	$327,014	$959,943		$—	$1,286,957

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4%
Agriculture - 0.3%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	$2,000	$2,156

Auto Manufacturers - 0.7%
Daimler Finance North America LLC,
0.86%, 3/28/14 (1)	6,000	6,002

Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,670	2,877
0.68%, 2/4/14	1,000	1,004

		3,881

Banks - 4.3%
American Express Bank FSB,
5.55%, 10/17/12	2,100	2,216
Bank of America Corp.,
1.69%, 1/30/14	6,100	6,114
Citigroup, Inc.,
2.26%, 8/13/13	5,500	5,603
Goldman Sachs Group (The), Inc.,
5.25%, 10/15/13	1,000	1,073
JPMorgan Chase & Co.,
1.65%, 9/30/13	3,500	3,537
1.07%, 1/24/14	4,200	4,211
Morgan Stanley,
1.25%, 4/29/13	7,500	7,486
State Street Corp.,
0.60%, 3/7/14	4,150	4,149

		34,389

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12	1,349	1,385
2.50%, 3/26/13	2,000	2,050

		3,435

Chemicals - 1.6%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	3,295	3,460
Airgas, Inc.,
2.85%, 10/1/13	6,000	6,151
Praxair, Inc.,
2.13%, 6/14/13	3,000	3,076

		12,687

Computers - 2.4%
Dell, Inc.,
0.85%, 4/1/14	3,400	3,423
Hewlett-Packard Co.,
1.25%, 9/13/13	5,000	5,024
International Business Machines Corp.,
1.00%, 8/5/13	5,000	5,014
1.25%, 5/12/14	5,800	5,813

		19,274

Cosmetics/Personal Care - 0.4%
Avon Products, Inc.,
4.80%, 3/1/13	3,020	3,190

Diversified Financial Services - 2.1%
American Express Credit Corp.,
5.88%, 5/2/13	2,000	2,153
ERAC USA Finance LLC,
5.80%, 10/15/12 (1)	2,509	2,645
2.75%, 7/1/13 (1)	2,000	2,041
General Electric Capital Corp.,
5.45%, 1/15/13	1,000	1,064
0.88%, 4/7/14	5,000	4,993
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	4,000	4,091

		16,987

Electric - 0.6%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,014
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,067

		5,081

Electronics - 0.4%
Agilent Technologies, Inc.,
2.50%, 7/15/13	1,000	1,018
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	2,000	2,037

		3,055

Food - 0.6%
H. J. Heinz Co.,
5.35%, 7/15/13	4,090	4,439

Healthcare - Products - 0.3%
Johnson & Johnson,
1.20%, 5/15/14	2,800	2,808

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Healthcare - Services - 0.8%
Quest Diagnostics, Inc.,
1.10%, 3/24/14	$1,000	$1,008
UnitedHealth Group, Inc.,
5.50%, 11/15/12	4,922	5,220

		6,228

Insurance - 0.6%
MetLife, Inc.,
1.52%, 8/6/13	3,500	3,537
Prudential Financial, Inc.,
5.15%, 1/15/13	1,000	1,055

		4,592

Media - 0.4%
Time Warner Cable, Inc.,
5.40%, 7/2/12	3,000	3,136

Office/Business Equipment - 0.3%
Pitney Bowes, Inc.,
3.88%, 6/15/13	2,500	2,610

Oil & Gas - 0.6%
Murphy Oil Corp.,
6.38%, 5/1/12	4,640	4,831

Pipelines - 0.5%
Plains All American Pipeline L.P.,
4.25%, 9/1/12	4,030	4,167

Retail - 0.6%
Darden Restaurants, Inc.,
5.63%, 10/15/12	4,900	5,160

Semiconductors - 0.2%
Broadcom Corp.,
1.50%, 11/1/13 (1)	2,000	2,005

Telecommunications - 0.9%
Verizon Communications, Inc.,
0.86%, 3/28/14	6,800	6,864

Toys, Games & Hobbies - 0.7%
Mattel, Inc.,
5.63%, 3/15/13	5,000	5,348

Transportation - 0.9%
Ryder System, Inc.,
6.00%, 3/1/13	1,750	1,875
Union Pacific Corp.,
5.45%, 1/31/13	5,000	5,348

		7,223

Trucking & Leasing - 0.3%
GATX Corp.,
4.75%, 10/1/12	2,660	2,768

Total Corporate Bonds (Cost $171,316)		172,316

COVERED BONDS - 0.3%
Banks - 0.3%
Cie de Financement Foncier,
1.02%, 7/23/12 (1) (2)	2,000	1,998

Total Covered Bonds (Cost $2,000)		1,998

FOREIGN ISSUER BONDS - 7.9%
Auto Manufacturers - 0.8%
Volkswagen International Finance N.V.,
0.86%, 4/1/14 (1)	6,000	6,020

Banks - 6.1%
Bank of Montreal,
2.13%, 6/28/13	2,200	2,252
Bank of Nova Scotia,
2.25%, 1/22/13	2,300	2,354
Bank of Scotland PLC,
5.00%, 11/21/11 (1) (2)	3,480	3,531
Barclays Bank PLC,
1.32%, 1/13/14	1,500	1,505
Commonwealth Bank of Australia,
0.98%, 3/17/14 (1)	7,000	7,025
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
0.62%, 4/14/14	2,500	2,493
Credit Suisse,
1.24%, 1/14/14	6,500	6,526
National Australia Bank Ltd.,
1.01%, 4/11/14 (1)	5,000	4,995
Svenska Handelsbanken,
0.70%, 3/18/13	5,000	4,996
UBS A.G.,
1.27%, 1/28/14	5,000	5,022
Westpac Banking Corp.,
2.10%, 8/2/13	3,000	3,038
0.98%, 3/31/14 (1)	5,000	5,005

		48,742

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Mining - 0.5%
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	$4,000	$4,376

Oil & Gas - 0.3%
BP Capital Markets PLC,
0.85%, 3/11/14	2,300	2,311

Telecommunications - 0.2%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	1,880	1,994

Total Foreign Issuer Bonds (Cost $63,186)		63,443

MUNICIPAL BONDS - 64.1%
Alabama - 0.4%
Alabama Special Care Facilities Financing Authority Birmingham Revenue Bonds, Series A-1,
5.00%, 6/1/12	1,350	1,408
Alabama State Public School & College Authority Improvement Revenue Refunding Bonds, Series A,
5.00%, 5/1/13	1,000	1,079
Alabama Water Pollution Control Authority Revenue Refunding Bonds, Series B, Revolving Fund Loan,
2.00%, 8/15/13	1,010	1,026

		3,513

Alaska - 0.3%
Anchorage Water Revenue Refunding Bonds,
5.00%, 5/1/12	400	416
Valdez Alaska Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project,
5.00%, 1/1/14	2,000	2,171

		2,587

Arizona - 0.9%
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A, Water Quality,
4.00%, 10/1/11	500	505
Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A, Arizon Public Service Navajo Project,
3.63%, Mandatory Put 7/13/13	2,000	2,049
Phoenix G.O. Limited Refunding Bonds, Series C,
2.00%, 7/1/11	1,000	1,000
2.00%, 7/1/12	1,000	1,018
Pinal County Revenue Obligations Refunding Bonds,
2.50%, 8/1/12	1,190	1,211
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 1/1/12	1,000	1,024

		6,807

California - 8.7%
Burbank Redevelopment Agency Tax Allocation Golden Subordinated Bonds (FGIC Insured) Prerefunded,
5.63%, 12/1/13	1,000	1,114
California Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric,
2.25%, Mandatory Put 4/2/12	1,200	1,215
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/13	10,000	10,935
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
2.50%, 7/1/11	2,000	2,000
California Statewide Communities Development Authority Solid Waste Facilities Revenue Bonds, Series A, Disposal Republic Services,
4.95%, 12/1/12	2,000	2,095
Contra Costa Water District Revenue Bonds, Series A,
1.00%, 10/1/12	3,000	3,026
Golden State Tobacco Securitization Corp. Settlement Revenue Bonds, Series 2003 A-1 (Escrowed To Maturity),
5.00%, 6/1/12	1,330	1,386
Kern High School District G. O. Unlimited Refunding Taxable Bonds,
1.48%, 8/1/13	1,000	998
Los Angeles California G.O. Unlimited Tax & Revenue Anticipation Notes,
2.50%, 3/30/12(3)	2,000	2,033
2.50%, 4/30/12(3)	5,500	5,599

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
California - 8.7% continued
Los Angeles Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 8/1/11	$1,500	$1,506
Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes, Series C,
2.50%, 6/29/12 (3)	10,000	10,204
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
4.00%, 7/1/13	7,000	7,482
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 7/1/13	5,000	5,459
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election 2004 (AGM Insured),
4.50%, 7/1/12	3,500	3,640
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2,
0.24%, Mandatory Put 6/1/13	2,700	2,699
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B,
3.00%, 7/1/13	1,000	1,052
Riverside County Redevelopment Agency Tax Allocation, Jupura Valley Project Area (AMBAC Insured), Prerefunded,
5.13%, 10/1/11	6,235	6,435
Southern California Public Power Authority Transmission Project Revenue Bonds, Series A, Sub-Southern Transmission Project,
4.00%, 7/1/13	1,000	1,066

		69,944

Colorado - 0.7%
Colorado Health Facilities Authority Revenue Bonds, Series B, Sisters Leavenworth,
2.00%, 1/1/12	1,000	1,008
Colorado Springs Utilities System Revenue Bonds, Series A-1,
3.00%, 11/15/12	1,200	1,244
Denver City & County G.O. Unlimited Bonds, Series D, Better Denver,
5.00%, 8/1/13	1,000	1,095
Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space,
2.00%, 11/15/13	1,070	1,091
Regional Transportation District Sales Tax Revenue Refunding Bonds,
5.00%, 11/1/12	800	849

		5,287

Connecticut - 3.4%
Bristol G.O. Unlimited Bonds,
4.00%, 8/1/13	2,000	2,145
Connecticut Municipal Electric Energy Cooperative Tax & Revenue Bonds, Series A,
0.50%, Mandatory Put 5/15/12	2,100	2,101
Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project,
1.25%, Mandatory Put 4/1/11	5,500	5,509
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.39%, 5/15/14	4,000	4,000
Connecticut State G.O. Unlimited Bonds, Series D, Economic Recovery,
5.00%, 1/1/13	1,800	1,922
Connecticut State G.O. Unlimited Refunding Bonds, Series E,
5.50%, 11/15/12	950	1,017
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University,
4.00%, Mandatory Put 2/7/13	9,850	10,388

		27,082

Delaware - 1.0%
Delaware State Economic Development Authority Variable Revenue Refunding Bonds, Series C, Exmit Facility,
1.80%, Mandatory Put 6/1/12	1,400	1,407
Delaware State Economic Development Authority Variable Revenue Refunding Bonds, Series C, Pollution Control,
0.75%, Mandatory Put 6/1/12	3,000	3,002
University of Delaware Variable Revenue Bonds, Series A,
0.85%, Mandatory Put 6/4/13	3,600	3,605

		8,014

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
District of Columbia - 0.3%
District of Columbia Income Tax Revenue Bonds, Secured Series D,
5.00%, 12/1/12	$1,230	$1,311
District of Columbia Income Tax Revenue Refunding Bonds, Secured Series C,
5.00%, 12/1/11	1,000	1,020

		2,331

Florida - 3.5%
Citizens Property Insurance Corp. Revenue Bonds, Coastal Senior Secured Series A-3, (AGM Insured),
0.00%, 6/1/14 (3)	5,000	5,000
Citizens Property Insurance Corp. Revenue Bonds, Series A-1, High Risk Senior Secured,
5.00%, 6/1/13	1,200	1,265
Citizens Property Insurance Corp. Revenue Refunding Bonds, Senior Secured Series A, High Risk Account (NATL-RE Insured),
5.00%, 3/1/12	1,000	1,029
Escambia County PCR Refunding Bonds, Gulf Power Co. Project,
1.75%, Mandatory Put 6/5/12	1,440	1,456
Escambia County Solid Waste Disposal System Revenue Bonds, First Series, Gulf Power Co. Project,
2.00%, Mandatory Put 4/3/12	1,000	1,010
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/12	1,250	1,305
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (NATL-RE-IBC Insured),
5.00%, 7/1/11	1,000	1,000
Florida State Board of Education Lottery Revenue Bonds, Series A,
5.00%, 7/1/12	1,470	1,537
Florida State Board Public Education G.O. Unlimited Bonds, Series C (AMBAC State Guaranteed),
3.75%, 6/1/13	1,000	1,061
Florida State Division Bond Finance Department General Services Revenue Refunding Bonds, Series 2000-A, Environment Protection-Preservation (AGM Insured),
6.00%, 7/1/11	685	685
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Departmentof Transportation,
3.00%, 7/1/11	3,440	3,440
Florida Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/13	2,000	2,181
Jacksonville Sales Tax Revenue Refunding Bonds, Local Government (NATL-RE FGIC Insured),
5.50%, 10/1/12	1,000	1,059
Jacksonville Special Revenue Bonds, Series C-1,
4.00%, 10/1/12	750	781
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
3.00%, 7/1/13	1,000	1,037
Miami-Dade County Water & Sewer Revenue Refunding Bonds, (NATL-RE Insured),
5.00%, 10/1/11	2,000	2,023
Miami-Dade County Water & Sewer System Revenue Bonds,
2.00%, 10/1/12	935	949
Tampa Revenue Bonds, Baycare Health System,
5.00%, 11/15/11	1,010	1,028

		27,846

Georgia - 3.2%
Atlanta Tax Allocation Bonds, Atlantic Station Project, Prerefunded,
7.90%, 12/1/11	1,000	1,042
Bartow County G.O. Unlimited Bonds, Sales Tax (NATL-RE Insured),
5.00%, 8/1/12	2,000	2,099
Bibb County School District G.O. Unlimited Bonds, (State Aid Withholding),
3.00%, 4/1/12	1,620	1,653
Georgia Municipal Gas Authority Revenue Refunding Bonds, Series J, Gas Portfolio lll (G.O. of Authority Insured),
2.00%, 11/16/11	3,000	3,019
Georgia Municipal Gas Authority Revenue Refunding Bonds, Series K, Gas Portfolio lll (G.O. of Authority Insured),
2.00%, 5/23/12	2,500	2,533
Georgia State G.O. Unlimited Revenue Refunding Bonds, Series E1,
5.00%, 7/1/13 (3)	5,755	6,282

NORTHERN FUNDS QUARTERLY REPORT    71    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
Georgia - 3.2% continued
Georgia State Road & Thruway Authority Revenue Refunding Bonds, Series A (State Guaranteed),
4.00%, 3/1/13	$1,700	$1,803
Glynn County School Sales Tax G.O. Unlimited Bonds, (State Aid Withholding),
4.00%, 9/1/12	3,400	3,548
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/13	2,300	2,470
Municipal Electric Authority of Georgia Revenue Bonds, Project One, Subordinate Series A (G.O. of Authority Insured),
3.00%, 1/1/14	1,500	1,557

		26,006

Hawaii - 1.3%
Hawaii County Improvement G.O. Unlimited Bonds, Series A (NATL-RE-FGIC Insured),
5.60%, 5/1/13	1,000	1,091
Hawaii State G.O. Unlimited Bonds, Series CZ (AGM Insured), Prerefunded,
5.25%, 7/1/12	1,580	1,659
Hawaii State Highway Revenue Bonds, Series B (AGM Insured),
5.00%, 7/1/12	500	524
Hawaii State Housing Finance & Development Corporation Multi Family Revenue Bonds, Series B (FHLMC Insured),
1.25%, 10/1/13	6,000	6,018
Honolulu Hawaii City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 3/1/13	810	875

		10,167

Idaho - 1.1%
Idaho Housing & Finance Association Revenue Bonds, Series A, Grant Anticipation Federal Highway Trust (Assured Guaranty Insured),
5.00%, 7/15/11	600	601
Idaho State G.O. Unlimited Tax Anticipation Notes,
2.00%, 6/29/12 (3)	8,000	8,137

		8,738

Illinois - 0.8%
Cook County Community High School District No. 228 Bremen Community G.O. Limited Bonds, (Assured Guaranty Insured),
3.00%, 12/15/11	1,000	1,012
Illinois Education Authority Revenue Bonds, Series B1,
1.13%, Mandatory Put 2/14/13	1,450	1,459
Illinois Finance Authority Northwestern University Adjustable Revenue Bonds, Subordinate Series B,
1.75%, Mandatory Put 3/3/14	3,000	3,059
Skokie Park District G.O. Unlimited Refunding Bonds, Series A,
2.50%, 12/1/11	1,100	1,107

		6,637

Indiana - 0.5%
Indiana State Finance Authority Revenue Bonds, Series A, Wabash Valley Correctional Facilities,
5.00%, 7/1/11	1,600	1,600
Indianapolis Thermal Energy System Revenue Refunding Bonds,
3.00%, 10/1/12	2,500	2,569

		4,169

Iowa - 0.4%
Iowa City Sewer Revenue Refunding Bonds, Series A, Capital Loan Notes,
3.00%, 7/1/11	1,480	1,480
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,
3.00%, 1/1/13	2,000	2,005

		3,485

Kansas - 0.4%
Wichita G.O. Unlimited Temporary Notes, Series 240,
0.45%, 9/15/11	3,000	3,001

Kentucky - 1.1%
Kentucky Rural Water Finance Corp. Public Project Construction Revenue Notes, Series C-1,
1.50%, 12/1/11	3,000	3,015
Louisville/Jefferson County Metropolitan Government PCR Bonds, Gas & Electric Project,
1.90%, Mandatory Put 4/2/12	1,800	1,814

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
Kentucky - 1.1% continued
Pikeville KY Hospital Board Revenue Anticipation Notes,
3.00%, 9/1/13	$4,000	$4,120

		8,949

Louisiana - 0.8%
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/13	1,275	1,380
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Bonds, Series B-1A, Loop LLC Project,
1.60%, Mandatory Put 10/1/12	2,000	2,005
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B-1, Loop LLC Project,
1.87%, Mandatory Put 10/1/13	3,000	3,014

		6,399

Maine - 0.1%
Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series F,
3.70%, 11/15/12	1,035	1,070

Maryland - 0.5%
Harford County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 7/1/12	3,000	3,142
Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
4.00%, 6/1/12	1,000	1,035

		4,177

Massachusetts - 0.9%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series B, Caritas Christi Obligation, Prerefunded,
6.75%, 7/1/12	2,000	2,148
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/13	3,000	3,182
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series K-2 Amherst College,
2.75%, Mandatory Put 1/5/12	1,000	1,012
Massachusetts State Special Obligation Loan Revenue Refunding Anticipation Note, Senior Federal Highway Grant, Series A,
4.00%, 6/15/12	1,000	1,036

		7,378

Michigan - 0.5%
Michigan Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured),
5.00%, 5/1/12	1,165	1,199
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F-1, Ascension Health,
1.50%, Mandatory Put 6/1/12	2,970	3,002

		4,201

Minnesota - 1.7%
Bloomington Port Authority Special Tax Allocation Refunding Bonds, Mall of America Project,
2.00%, 2/1/12	445	449
Hennepin County G.O. Unlimited Senior Sales Tax Bonds, Series E,
4.00%, 12/15/13	1,500	1,627
Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/11	2,000	2,024
Minnesota State G.O. Unlimited Bonds, Series E, State Trunk Highway,
3.00%, 8/1/12	3,450	3,552
Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway,
5.00%, 8/1/12	700	736
Minnesota State G.O. Unlimited Refunding Bonds, Series I, Trunk Highway,
5.00%, 11/1/12	1,385	1,472
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 7-A, University St. Thomas (G.O. of University Insured),
2.00%, 10/1/11	400	401
2.00%, 10/1/12	400	405
Minnesota State Public Facilities Authority Revolving Fund Revenue Bonds, Series A,
5.00%, 3/1/12	2,745	2,833

		13,499

NORTHERN FUNDS QUARTERLY REPORT    73    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
Mississippi - 0.4%
Mississippi Development Bank Special Obligation Revenue Bonds, Series A, Desoto County Highway,
3.00%, 1/1/12	$1,000	$1,013
Mississippi State G.O. Unlimited bonds, Capital Improvement (FGIC Insured), Prerefunded,
5.25%, 11/1/12	2,000	2,127

		3,140

Nevada - 0.8%
Clark County School District G.O. Limited Tax Refunding Bonds, Series A,
5.00%, 6/15/13	6,000	6,458
Washoe County Highway TRB, Motor Vehicle Fuel,
3.00%, 2/1/12	293	298

		6,756

New Hampshire - 0.5%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
2.00%, 6/1/12	2,250	2,282
New Hampshire State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/14	1,500	1,642

		3,924

New Jersey - 4.4%
New Jersey EDA Exempt Facilities Variable Revenue Refunding Bonds (AMT), PSE&G Project,
1.25%, Mandatory Put 12/1/11	5,000	5,010
New Jersey Health Care Facilities Financing Authority Revenue Bonds, South Jersey Hospital, Prerefunded,
5.88%, 7/1/12	2,750	2,902
New Jersey State Educational Facilities Authority Revenue Bonds, Series B,
5.00%, 7/1/14 (3)	4,000	4,519
New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton Unversity,
3.00%, 7/1/13 (3)	3,000	3,158
New Jersey State G.O. Unlimited Refunding Bonds,,
5.00%, 8/1/13	4,880	5,311
New Jersey State G.O. Unlimited Refunding Bonds, Series H,
5.25%, 7/1/12	1,000	1,050
New Jersey State G.O. Unlimited Refunding Bonds, Series S,
5.00%, 2/15/13	4,550	4,868
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 12/15/12	1,755	1,870
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C, Escrowed To Maturity,
5.00%, 6/15/12	2,000	2,091
New Jersey State Turnpike Authority Revenue Bonds, Series C, (NATL-RE Insured), Escrowed To Maturity,
6.50%, 1/1/13	1,000	1,092
Ocean County G.O. Unlimited Refunding Bonds,
3.00%, 8/1/13	1,000	1,053
Salem County Pollution Control Financing Authority Variable Revenue Refunding Bonds, Series A, Electric Gas Project,
0.95%, Mandatory Put 11/1/11	2,300	2,301

		35,225

New Mexico - 0.1%
Albuquerque Municipal School District No. 12, G.O. Unlimited Bonds, Series A, School Building (State Aid Withholding),
2.00%, 8/1/12	1,000	1,019

New York - 6.9%
Metropolitan Transportation Authority Revenue Bonds, Series B, Mandatory Tender,
5.00%, Mandatory Put 11/15/11	5,000	5,088
Nassau County G.O. Unlimited Refunding Bonds, Series E,
4.00%, 6/1/12	1,250	1,287
New York G.O. Unlimited Bonds, Subseries H-2,
4.00%, 6/1/12	2,010	2,076
New York City Transitional Finance Authority Revenue Bonds, Series C,
5.50%, 2/15/12	1,220	1,260
New York City Transitional Finance Authority Revenue Bonds, Series D, Future Tax Secured-Fiscal 2011,
5.00%, 2/1/13	3,000	3,214

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
New York - 6.9% continued
New York City Transitional Finance Authority Revenue Bonds, Subseries C-1, Future Tax Secured,
3.00%, 8/1/11	$1,000	$1,002
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,022
New York G.O. Unlimited Bonds, Series A-1, Fiscal 2008,
5.00%, 8/1/12	1,000	1,049
New York G.O. Unlimited Bonds, Series B,
4.00%, 8/1/12	1,000	1,039
New York G.O. Unlimited Bonds, Series E,
3.00%, 8/1/12	950	976
New York State Dormitory Authority Revenue Bonds, Series B, State University Education Facilities-Third G,
5.25%, Mandatory Put 5/15/12	5,200	5,406
New York State G.O. Unlimited Bonds, Series A,
5.00%, 2/15/13	2,550	2,737
New York State G.O. Unlimited Refunding Bonds, Series C,
3.00%, 2/1/12	1,000	1,016
New York State Thruway Authority General Revenue Bond Anticipation Notes,
3.00%, 7/15/11	1,000	1,001
New York State Thruway Authority General Revenue Bond Anticipation Notes, Series A,
2.00%, 7/12/12 (3)	6,900	7,017
New York State Urban Development Corp. Revenue Refunding Bonds, Series B,
5.00%, 1/1/12	1,000	1,024
5.00%, 1/1/13	2,000	2,128
Onondaga County G.O. Unlimited Bonds, Series A,
4.00%, 6/15/12	825	855
Suffolk County G.O. Unlimited Public Improvement Bonds, Series A,
3.00%, 5/15/13	2,930	3,065
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bond, Series B,
5.00%, 6/1/12	1,100	1,145
4.00%, 6/1/13	7,000	7,411
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A-1, (G.O. of Authority Insured),
4.00%, Mandatory Put 11/15/12	3,150	3,300
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B, (G.O. of Authority Insured),
5.00%, 11/15/11	900	916

		55,034

North Carolina - 1.0%
North Carolina Medical Care Commission Health Care Facilities Revenue Adjustable Bonds, Series A, Duke University Health System,
0.39%, Mandatory Put 12/1/11	3,550	3,550
North Carolina State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 4/1/12	1,500	1,554
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series B,
3.00%, 11/1/12	3,075	3,173

		8,277

Ohio - 3.4%
Columbus City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FGIC Insured), Prerefunded,
5.00%, 6/1/13	3,000	3,256
Columbus G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/15/12	390	406
Columbus G.O. Unlimited Various Purpose Bonds, Series A,
5.00%, 9/1/12	1,000	1,055
Franklin County Hospital Facilities Revenue Refunding Bonds, Series C,
0.54%, Mandatory Put 6/3/13	7,000	7,000
Miami University General Receipts Revenue Bonds, Series B,
5.00%, 9/1/13	1,000	1,078
Ohio State Air Quality Development Authority PCR Variable Revenue Refunding Bonds, First Energy Projects,
2.25%, Mandatory Put 6/3/13	5,000	5,056
Ohio State G.O. Unlimited Bonds, Series F, Infrastructure Improvement, Prerefunded,
5.00%, 2/1/13	2,000	2,146

NORTHERN FUNDS QUARTERLY REPORT    75    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
Ohio - 3.4% continued
Ohio State G.O. Unlimited Bonds, Series 1, Highway Capital Improvement,
5.00%, 5/1/12	$500	$520
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality Project,
3.00%, 12/1/11	1,000	1,012
Ohio State Water Development Authority PCR Revenue Bonds, Water Quality Project,
5.00%, 12/1/12	3,000	3,199
Ohio State Water Development Authority Revenue Bonds, Series A-1, Fresh Water Project,
4.00%, 12/1/12	1,670	1,759
Ohio State Water Development Authority Variable PCR Refunding Bonds, Series B, First Energy Nuclear Project,
2.75%, Mandatory Put 12/1/11	1,000	1,003

		27,490

Oklahoma - 0.4%
Oklahoma County Independent School Building District No. 012 G.O. Unlimited Bonds,
1.00%, 7/1/12	3,030	3,048

Oregon - 0.2%
Portland G.O. Limited Tax Improvement Bonds, Series A,
2.00%, 6/1/12	1,345	1,367

Pennsylvania - 1.1%
Mount Lebanon School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 11/15/12	1,780	1,846
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, Philadelphia Funding Program,
5.00%, 6/15/12	1,000	1,044
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.50%, 1/1/13	1,340	1,442
5.00%, 2/15/13	1,000	1,074
Pennsylvania State G.O. Unlimited Bonds, Second Series A,
5.00%, 5/1/13	1,500	1,623
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series A, Temple University,
4.00%, 4/1/12	500	513
State Public School Building Authority Revenue Bonds, Lease Philadelphia School District Project (AGM State Aid Withholding), Prerefunded,
5.25%, 6/1/13	1,305	1,426

		8,968

Rhode Island - 0.1%
Rhode Island Depositors Economic Protection Corp. Special Obligation Revenue Refunding Bonds, Series B, (NATL-RE Insured), Escrowed To Maturity,
5.80%, 8/1/12	1,000	1,057

South Carolina - 0.8%
Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
2.50%, 3/1/12	1,000	1,015
Renewable Water Resources Sewer System Revenue Refunding Bonds, Series A,
4.00%, 1/1/12	1,000	1,018
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B, Santee Cooper,
5.00%, 1/1/13	1,000	1,067
Sumter County G.O. Unlimited Bonds,
3.00%, 3/1/12	2,000	2,036
York County School District No. 003 Rock Hill G.O. Limited Bonds, Series A (SCSDE Insured),
4.00%, 3/1/13	1,000	1,059

		6,195

South Dakota - 0.4%
Huron School District No. 02-2 G.O. Unlimited Refunding Bonds (AGM Insured),
2.00%, 12/15/12	440	449
2.00%, 6/15/13	435	443
Sioux Falls Sales Tax Revenue Refunding Bonds, Series A,
3.00%, 11/15/12	2,000	2,072

		2,964

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
Tennessee - 0.2%
Knox County G.O. Unlimited Bonds, Series C,
2.50%, 4/1/12	$1,885	$1,916

Texas - 4.2%
Austin G.O. Limited Public Improvement Bonds, Series A,
2.00%, 9/1/13	2,000	2,064
Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B, (PSF-Guaranteed Insured),
1.50%, 2/15/12	350	353
Dallas G.O. Limited Bonds, Equipment Acquisition,
4.00%, 8/15/12	1,000	1,042
Harris County G.O. Unlimited Refunding Bonds, Toll Road Sub Lien (NATL-RE FGIC Insured),
6.00%, 8/1/12	2,000	2,123
Harris County Revenue Refunding Bonds, Series B, Taxable Sub Lien (AGM Insured),
5.00%, 8/15/12	1,015	1,067
Houston City Revenue Refunding Bonds, Series A, Airport Sub Lien,
3.00%, 7/1/12 (3)	10,000	10,231
Houston G.O. Limited Public Improvement Refunding Bonds, Series A,
3.00%, 3/1/12	360	367
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/12	1,000	1,041
San Antonio Electric & Gas System Revenue Bonds, Junior lien,
1.15%, Mandatory Put 12/3/12	700	704
San Antonio G.O. Limited Tax Notes, Series A,
2.50%, 8/1/12	2,000	2,051
Tarrant Regional Water District Revenue Refunding & Improvement Bonds (AGM Insured),
5.00%, 3/1/12	1,500	1,548
Temple G.O. Limited Refunding Bonds,
2.00%, 8/1/12	1,000	1,015
Texas City Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Guaranteed Insured),
4.00%, 8/15/12	1,000	1,042
Texas State G.O. Unlimited Refunding Bonds, Series B, College Students Loan,
5.00%, 8/1/13 (3)	1,000	1,083
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/12	1,000	1,060
Tyler Health Facilities Development Corp. Revenue Bonds, Mother Frances Hospital Regional Health, Prerefunded,
6.00%, 7/1/12	5,225	5,519
University Of North Texas Financing System Revenue Bonds, Series A,
5.00%, 4/15/13	1,250	1,351

		33,661

Utah - 0.5%
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries B,
4.00%, 7/1/12	1,000	1,035
Utah State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/13 (3)	2,000	2,144
Utah State G.O. Unlimited Bonds, Series C,
3.00%, 7/1/12	1,000	1,028

		4,207

Virginia - 1.5%
Louisa Industrial Development Authority Solid Waste & Sewage Disposal Revenue Bonds, Series A, Electric & Power Company Project,
2.50%, Mandatory Put 3/1/13	2,000	2,040
Norfolk G.O. Unlimited Capital Improvement Refunding Bonds, Series A,
5.00%, 3/1/12	1,665	1,718
Prince William County G.O. Unlimited Public Improvement Refunding Bonds, Series A,
4.00%, 8/1/12	1,480	1,541
Richmond G.O. Unlimited Public Improvement Refunding Bonds, Series C, (State Aid Withholding),
2.00%, 7/15/12	1,200	1,223
Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series A, Richmond University Project,
3.00%, 3/1/13	1,545	1,611

NORTHERN FUNDS QUARTERLY REPORT    77    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.1% continued
Virginia - 1.5% continued
Virginia Commonwealth Transportation Board Revenue Bonds Federal Highway Reimbursement Notes,
5.00%, 9/27/12	$1,330	$1,408
Virginia State Housing Development Authority Revenue Bonds, Series B, (G.O. of Authority Insured),
0.85%, 3/1/12	1,000	1,001
0.95%, 9/1/12	1,500	1,502

		12,044

Washington - 2.0%
Chelan County School District No. 246 Wenatchee G.O. Unlimited Bonds (AGM School Board Guaranty Insured), Prerefunded,
5.50%, 6/1/12	3,000	3,144
Energy Northwest Washington Electric Revenue Refunding Bonds, Project One Series A (NATL-RE Insured),
5.25%, 7/1/13	3,000	3,281
King County G.O. Limited Tax Refunding Bonds, Series D,
4.00%, 12/1/11	1,535	1,559
Snohomish County G.O. Limited Revenue Refunding Bonds, Series A,
5.00%, 12/1/13(3)	2,000	2,211
Snohomish County School District No. 006 Mukilteo G.O. Unlimited Refunding Bonds, (NATL-RE FGIC Insured),
5.70%, 12/1/12	4,140	4,438
University of Washington General Revenue Refunding Bonds, Series A,
4.00%, 10/1/13	1,000	1,077

		15,710

West Virginia - 0.2%
West Virginia State Housing Development Fund Revenue Bonds, Series A, (AMT), Housing Finance (G.O. of Corp Insured),
1.60%, 11/1/12	1,825	1,820

Wisconsin - 2.5%
Badger Tobacco Asset Securitization Corp. Asset Backed Revenue Bonds, Prerefunded,
6.38%, 6/1/12	3,840	4,054
Madison G.O. Unlimited Capital Improvement Refunding Promissory Notes, Series A,
3.00%, 10/1/11	1,500	1,510
3.00%, 10/1/12	1,000	1,034
Madison G.O. Unlimited Promissory Notes, Series E,
4.00%, 10/1/12	1,300	1,361
4.00%, 10/1/13	1,350	1,456
Milwaukee G.O. Unlimited Promissory Notes, Series N1,
4.00%, 2/1/13	1,000	1,056
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 5/15/13	2,000	2,167
Platteville Water & Sewer System Revenue Bond Anticipation Notes,
2.00%, 6/1/12	1,600	1,602
Wisconsin School Districts Cash Flow Administration Program TRANS, Series A,
1.25%, 10/17/11	2,050	2,056
Wisconsin State COP, Series B, Master Lease,
4.00%, 9/1/12	2,020	2,103
Wisconsin State G.O. Unlimited Bonds, Series C,
3.00%, 5/1/12	75	77
Wisconsin State Transportation G.O. Unlimited Revenue Bonds, Series A,
5.00%, 7/1/12	1,600	1,676

		20,152

Total Municipal Bonds (Cost $514,811)		515,261

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.5%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	60,445,991	$60,446

Total Investment Companies (Cost $60,446)		60,446

FIXED INCOME FUNDS    78     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.7%
Alexandria IDA Headquarters Facilities Taxable VRDB, Series A, (Sun Trust Bank LOC),
0.84%, 7/7/11	$5,050	$5,050
BlackRock MuniYield Quality Fund III, Inc.,
0.29%, 7/7/11	7,000	7,000
Citizens Property Insurance Corp. Revenue VRDB, Series A-3, High Risk Floating Notes,
1.84%, 7/7/11	3,000	3,011
District of Columbia Income Tax Adjustable Revenue Refunding VRDB, Secured Series E,
0.44%, 7/7/11	4,000	4,000
Du Page County Forest Preserve District G.O. Limited VRDB, Partially Escrowed to Maturity,
0.90%, 11/1/11 (6)	2,000	1,996
Illinois Development Finance Authority Industrial Development Revenue VRDB, Katlaw Treatam & Co. Project, (J.P.Morgan Chase & Co. LOC),
0.32%, 7/7/11	2,530	2,530
Illinois Finance Authority Revenue VRDB, Sries A, McKinley Foundation Project (Keybank N.A. LOC),
0.75%, 7/7/11	3,175	3,175
Lakeland Energy System Revenue Refunding VRDB,
0.84%, 7/7/11	5,000	5,020
Lowell Limited Obligation Industrial Development Revenue VRDB, Litehouse Inc. Project, (Fifth Third Bank LOC),
0.48%, 7/7/11	1,245	1,245
Massachusetts State G.O. Unlimited VRDB, Series A,
0.47%, 7/7/11	8,900	8,907
Massachusetts State Industrial Finance Agency Revenue VRDB, Development Tamasi Family Issue, (RBS Citizens N.A. LOC),
1.50%, 7/7/11	400	400
Mecklenburg County Certificate of Participation Variable Bonds, Series A,
0.55%, 7/7/11	1,500	1,500
New Jersey EDA Revenue VRDB, Build America,
1.25%, 9/15/11	5,000	4,985
Nuveen California Dividend Advantage Municipal Fund, VRDP, Series 1-1362,
0.26%, 7/7/11	5,000	5,000
Nuveen Insured California Dividend Advantage Municipal Fund, VRDP, Series 1-1044,
0.26%, 7/7/11	5,000	5,000
Port Arthur Navigation District Industrial Development Corp. Revenue VRDB, Air Products & Chemicals, Inc.,
0.12%, 7/6/11	2,000	2,000
Savannah EDA Revenue VRDB, Calvary Day School Project, (Sun Trust Bank LOC),
0.55%, 7/6/11	1,000	1,000
Suffolk County Water Authority Revenue VRDB, Series B, Anticipation Notes,
0.49%, 7/7/11	6,000	6,000
Summit County Port Authority Revenue Bonds, Lawrence School Project, (Fifth Third Bank LOC),
0.26%, 7/7/11	1,815	1,815

Total Short-Term Investments (Cost $69,631)		69,634

Total Investments - 109.9% (Cost $881,390)		883,098

Liabilities less Other Assets - (9.9)%		(79,640)

NET ASSETS - 100.0%		$803,458

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of the restricted illiquid security amounted to approximately $5,529,000 or 0.7% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Scotland PLC,
5.00%, 11/21/11	7/22/10	$3,625

Cie de Financement Foncier,
1.02%, 7/23/12	7/13/10	2,000

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    79    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2011 (UNAUDITED)

(5)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,690,000 with net purchases of approximately $54,756,000 during the three months ended June 30, 2011.
(6)	Zero coupon bond reflects effective yield on the date of purchase.

Federal Tax Information:

At June 30, 2011 the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$881,390

Gross tax appreciation of investments	$2,917
Gross tax depreciation of investments	(1,209)

Net tax appreciation of investments	$1,708

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$172,316	(1)	$—	$172,316
Covered Bonds	—	1,998		—	1,998
Foreign Issuer Bonds	—	63,443	(1)	—	63,443
Municipal Bonds	—	515,261	(1)	—	515,261
Investment Companies	60,446	—		—	60,446
Short-Term Investments	—	69,634		—	69,634

Total Investments	$60,446	$822,652		$—	$883,098

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FSB - Federal Savings Bank

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

FIXED INCOME FUNDS     80    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5%
Automobile - 5.3%
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12 (1)	$123	$123
Ally Auto Receivables Trust, Series 2010-2, Class A2,
0.89%, 9/17/12	462	462
Americredit Prime Automobile Receivable, Series 2009-1, Class A3,
2.21%, 1/15/14	473	477
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13 (1)	335	337
BMW Vehicle Owner Trust, Series 2010-A, Class A3,
1.39%, 4/25/14	2,000	2,016
CarMax Auto Owner Trust, Series 2009-2, Class A3,
1.74%, 4/15/14	1,382	1,393
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	289	293
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2,
0.69%, 1/8/13	1,756	1,757
Ford Credit Auto Owner Trust, Series 2009-E, Class A3,
1.51%, 1/15/14	431	433
Ford Credit Auto Owner Trust, Series 2010-A, Class A2,
0.72%, 9/15/12	112	112
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3,
2.62%, 3/15/14	301	303
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,
1.74%, 9/15/13	805	809
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13	280	282
Hyundai Auto Receivables Trust, Series 2009-A, Class A3,
2.03%, 8/15/13	800	806
Hyundai Auto Receivables Trust, Series 2010-A, Class A3,
1.50%, 10/15/14	1,000	1,009
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	841	848
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,
1.42%, 8/15/14	1,000	1,008
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2,
0.55%, 3/15/13	2,000	2,001
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2,
0.56%, 12/16/13 (1)	1,500	1,500
Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3,
1.27%, 12/16/13	2,000	2,011
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3,
1.04%, 2/18/14	1,000	1,005
USAA Auto Owner Trust, Series 2009-1, Class A3,
3.02%, 6/17/13	261	263
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	635	639
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3,
1.31%, 1/20/14	1,473	1,480
World Omni Auto Receivables Trust, Series 2010-A, Class A3,
1.34%, 12/16/13	1,350	1,355

		22,722

Credit Card - 3.4%
American Express Credit Account Master Trust, Series 2010-1, Class A,
0.44%, 11/16/15	2,050	2,055
BA Credit Card Trust, Series 2010-A1, Class A1,
0.49%, 9/15/15	2,500	2,506
Discover Card Master Trust, Series 2009-A2, Class A,
1.49%, 2/17/15	600	608
Discover Card Master Trust, Series 2011-A1, Class A1,
0.54%, 8/15/16	3,500	3,512
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A,
3.69%, 7/15/15	600	617
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A,
2.54%, 9/15/14	500	502

NORTHERN FUNDS QUARTERLY REPORT    81    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5% continued
Credit Card - 3.4% continued
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A,
0.74%, 1/15/17	$1,500	$1,508
Gracechurch Card Funding PLC, Series 2010-1A, Class A,
0.79%, 11/15/14 (1)	3,000	2,999

		14,307

Equipment - 0.8%
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	821	823
CNH Equipment Trust, Series 2010-C, Class A2,
0.83%, 4/15/13	1,000	1,001
John Deere Owner Trust, Series 2009-B, Class A3,
1.57%, 10/15/13	885	888
Volvo Financial Equipment LLC, Series 2010-1A, Class A2,
1.06%, 6/15/12 (1)	612	613

		3,325

Total Asset-Backed Securities (Cost $40,180)		40,354

CORPORATE BONDS - 59.1%
Aerospace/Defense - 0.4%
Boeing (The) Co.,
1.88%, 11/20/12	1,500	1,524

Agriculture - 1.0%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	4,010	4,323

Auto Manufacturers - 0.8%
Daimler Finance North America LLC,
0.86%, 3/28/14 (1)	3,500	3,501

Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.,
4.88%, 9/15/13	2,600	2,802
0.68%, 2/4/14	1,000	1,003

		3,805

Banks - 7.0%
American Express Bank FSB,
5.55%, 10/17/12	1,300	1,372
Bank of America Corp.,
1.69%, 1/30/14	4,000	4,009
Citigroup, Inc.,
2.26%, 8/13/13	3,000	3,056
Goldman Sachs Group (The), Inc.,
3.63%, 8/1/12	1,000	1,029
4.75%, 7/15/13	2,000	2,111
1.27%, 2/7/14	4,500	4,463
JPMorgan Chase & Co.,
1.65%, 9/30/13	2,000	2,021
1.07%, 1/24/14	2,000	2,005
Morgan Stanley,
2.76%, 5/14/13	2,000	2,054
1.87%, 1/24/14	2,000	2,014
2.88%, 1/24/14	2,500	2,530
US Bancorp,
1.13%, 10/30/13	3,000	2,998

		29,662

Beverages - 3.3%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12	1,000	1,027
0.98%, 3/26/13	700	706
2.50%, 3/26/13	1,000	1,025
0.82%, 1/27/14	1,000	1,003
Coca-Cola (The) Co.,
0.75%, 11/15/13	2,000	1,990
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	2,500	2,498
0.56%, 2/18/14	1,000	1,002
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	3,500	3,569
PepsiCo, Inc.,
0.88%, 10/25/13	1,100	1,099

		13,919

Chemicals - 4.2%
Air Products & Chemicals, Inc.,
4.15%, 2/1/13	3,000	3,150
Airgas, Inc.,
2.85%, 10/1/13	3,500	3,588
Dow Chemical (The) Co.,
4.85%, 8/15/12	1,300	1,358
7.60%, 5/15/14	2,000	2,319
E.I. du Pont de Nemours & Co.,
4.75%, 11/15/12	1,000	1,053
0.67%, 3/25/14	3,100	3,120

FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 59.1% continued
Chemicals - 4.2% continued
PPG Industries, Inc.,
5.75%, 3/15/13	$1,125	$1,208
Praxair, Inc.,
1.75%, 11/15/12	1,500	1,521
2.13%, 6/14/13	600	615

		17,932

Computers - 1.9%
Dell, Inc.,
0.85%, 4/1/14	3,400	3,423
Hewlett-Packard Co.,
1.25%, 9/13/13	1,500	1,507
International Business Machines Corp.,
1.00%, 8/5/13	3,000	3,009

		7,939

Cosmetics/Personal Care - 0.8%
Avon Products, Inc.,
4.80%, 3/1/13	3,000	3,169

Diversified Financial Services - 8.0%
American Express Credit Corp.,
1.10%, 6/24/14	2,500	2,503
American Honda Finance Corp.,
2.38%, 3/18/13 (1)	1,300	1,325
1.63%, 9/20/13 (1)	1,800	1,811
BlackRock, Inc.,
2.25%, 12/10/12	1,000	1,019
Caterpillar Financial Services Corp.,
2.00%, 4/5/13	1,000	1,022
1.55%, 12/20/13	1,000	1,009
1.38%, 5/20/14	2,000	2,008
ERAC USA Finance LLC,
5.80%, 10/15/12 (1)	1,000	1,054
2.75%, 7/1/13 (1)	1,000	1,020
2.25%, 1/10/14 (1)	1,500	1,515
General Electric Capital Corp.,
2.80%, 1/8/13	1,000	1,025
1.88%, 9/16/13	2,000	2,023
1.10%, 1/7/14	2,500	2,514
0.88%, 4/7/14	2,000	1,997
John Deere Capital Corp.,
0.47%, 3/3/14	2,750	2,758
MassMutual Global Funding II,
0.75%, 9/27/13(1)	3,000	3,015
PACCAR Financial Corp.,
1.95%, 12/17/12	1,000	1,018
0.64%, 4/5/13	1,500	1,508
2.05%, 6/17/13	1,000	1,021
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	2,800	2,864

		34,029

Electric - 2.3%
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,014
Dominion Resources, Inc.,
1.80%, 3/15/14	1,000	1,009
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	2,000	2,048
NextEra Energy Capital Holdings, Inc.,
2.55%, 11/15/13	3,000	3,067
Southern Co.,
0.67%, 10/21/11	1,500	1,502

		9,640

Electronics - 0.6%
Agilent Technologies, Inc.,
2.50%, 7/15/13	1,000	1,018
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	1,600	1,630

		2,648

Food - 3.0%
General Mills, Inc.,
0.61%, 5/16/14	2,500	2,510
H.J. Heinz Co.,
5.35%, 7/15/13	3,000	3,256
Kellogg Co.,
4.25%, 3/6/13	3,450	3,641
Kraft Foods, Inc.,
6.00%, 2/11/13	1,000	1,078
Kroger (The) Co.,
5.00%, 4/15/13	2,200	2,345

		12,830

Healthcare - Products - 0.2%
Baxter International, Inc.,
1.80%, 3/15/13	1,000	1,017

NORTHERN FUNDS QUARTERLY REPORT    83    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 59.1% continued
Healthcare - Services - 1.9%
Quest Diagnostics, Inc.,
1.10%, 3/24/14	$2,000	$2,017
Roche Holdings, Inc.,
5.00%, 3/1/14 (1)	2,427	2,657
UnitedHealth Group, Inc.,
4.88%, 4/1/13	3,252	3,448

		8,122

Insurance - 2.3%
Berkshire Hathaway, Inc.,
0.70%, 2/11/13	1,600	1,609
2.13%, 2/11/13	1,600	1,642
MetLife, Inc.,
1.56%, 8/6/13	2,500	2,526
Metropolitan Life Global Funding I,
1.04%, 1/10/14 (1)	1,500	1,500
Prudential Financial, Inc.,
3.63%, 9/17/12	1,000	1,026
5.15%, 1/15/13	1,500	1,583

		9,886

Internet - 1.1%
eBay, Inc.,
0.88%, 10/15/13	1,700	1,696
Google, Inc.,
1.25%, 5/19/14	3,000	3,015

		4,711

Media - 1.5%
Time Warner Cable, Inc.,
5.40%, 7/2/12	2,000	2,091
6.20%, 7/1/13	1,600	1,755
Walt Disney (The) Co.,
4.50%, 12/15/13	2,258	2,450

		6,296

Miscellaneous Manufacturing - 0.5%
Danaher Corp.,
1.30%, 6/23/14	2,000	1,999

Office/Business Equipment - 1.3%
Pitney Bowes, Inc.,
3.88%, 6/15/13	1,500	1,566
Xerox Corp.,
5.50%, 5/15/12	1,700	1,767
1.08%, 5/16/14	2,000	2,010

		5,343

Oil & Gas - 0.7%
Murphy Oil Corp.,
6.38%, 5/1/12	3,000	3,123

Pharmaceuticals - 2.6%
Express Scripts, Inc.,
6.25%, 6/15/14	3,204	3,608
McKesson Corp.,
5.25%, 3/1/13	3,041	3,246
Novartis Capital Corp.,
1.90%, 4/24/13	2,100	2,149
Teva Pharmaceutical Finance III LLC,
0.65%, 12/19/11	2,200	2,204

		11,207

Pipelines - 0.7%
Plains All American Pipeline L.P./PAA
Finance Corp.,
4.25%, 9/1/12	3,000	3,102

Real Estate Investment Trusts - 0.5%
HCP, Inc.,
2.70%, 2/1/14	2,000	2,029

Retail - 3.7%
AutoZone, Inc.,
5.88%, 10/15/12	2,100	2,219
Darden Restaurants, Inc.,
5.63%, 10/15/12	2,800	2,949
Home Depot, Inc.,
5.25%, 12/16/13	3,000	3,278
Target Corp.,
4.00%, 6/15/13	2,000	2,126
Walgreen Co.,
4.88%, 8/1/13	2,000	2,165
Wal-Mart Stores, Inc.,
0.75%, 10/25/13	3,000	3,002

		15,739

Semiconductors - 0.5%
Broadcom Corp.,
1.50%, 11/1/13 (1)	2,000	2,005

Software - 1.1%
Microsoft Corp.,
0.88%, 9/27/13	2,325	2,329
2.95%, 6/1/14	2,000	2,114

		4,443

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 59.1% continued
Telecommunications - 1.2%
Cisco Systems, Inc.,
1.63%, 3/14/14	$1,700	$1,716
Verizon Communications, Inc.,
0.86%, 3/28/14	3,500	3,533

		5,249

Toys, Games & Hobbies - 0.8%
Mattel, Inc.,
5.63%, 3/15/13	3,000	3,209

Transportation - 3.6%
CSX Corp.,
5.75%, 3/15/13	3,300	3,551
FedEx Corp.,
7.38%, 1/15/14	3,094	3,531
Ryder System, Inc.,
6.00%, 3/1/13	3,000	3,214
Union Pacific Corp.,
5.45%, 1/31/13	3,020	3,230
United Parcel Service, Inc.,
4.50%, 1/15/13	1,539	1,626

		15,152

Trucking & Leasing - 0.7%
GATX Corp.,
4.75%, 10/1/12	3,000	3,122

Total Corporate Bonds (Cost $249,307)		250,675

COVERED BONDS - 3.4%
Banks - 3.4%
Bank of Nova Scotia,
1.45%, 7/26/13 (1) (2)	1,300	1,315
Bank of Scotland PLC,
5.00%, 11/21/11 (1) (2)	4,000	4,059
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13 (1) (2)	1,400	1,426
Cie de Financement Foncier,
1.02%, 7/23/12 (1) (2)	2,000	1,998
2.13%, 4/22/13 (1) (2)	1,000	1,015
National Bank of Canada,
1.65%, 1/30/14 (1) (2)	1,500	1,521
Swedbank Hypotek AB,
0.70%, 3/28/14 (1) (2)	3,000	3,017

		14,351

Total Covered Bonds (Cost $14,247)		14,351

FOREIGN ISSUER BONDS - 17.3%
Agency - 0.4%
Kreditanstalt fuer Wiederaufbau,
0.26%, 2/22/13	1,500	1,498

Auto Manufacturers - 0.8%
Volkswagen International Finance N.V.,
0.86%, 4/1/14 (1)	3,500	3,512

Banks - 8.9%
Abbey National Treasury Services PLC,
1.85%, 4/25/14	2,000	1,988
Australia & New Zealand Banking Group Ltd.,
0.57%, 10/21/11 (1)	1,500	1,501
1.03%, 1/10/14 (1)	2,000	2,006
Bank of Montreal,
2.13%, 6/28/13	2,500	2,559
Bank of Nova Scotia,
0.50%, 3/5/12	1,500	1,502
Barclays Bank PLC,
1.32%, 1/13/14	2,500	2,508
Commonwealth Bank of Australia,
0.98%, 3/17/14 (1)	3,000	3,011
Credit Suisse, New York,
1.24%, 1/14/14	4,000	4,016
HSBC Bank PLC,
0.91%, 8/12/13 (1)	2,000	2,003
1.08%, 1/17/14 (1)	2,000	2,011
National Australia Bank Ltd.,
1.01%, 4/11/14 (1)	2,500	2,497
2.25%, 4/11/14 (1)	3,000	3,031
UBS A.G.,
1.27%, 1/28/14	4,500	4,519
Westpac Banking Corp.,
2.25%, 11/19/12	1,500	1,529
2.10%, 8/2/13	1,200	1,215
0.98%, 12/9/13	2,000	2,008

		37,904

NORTHERN FUNDS QUARTERLY REPORT    85    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 17.3% continued
Beverages - 0.6%
Diageo Capital PLC,
5.13%, 1/30/12	$1,000	$1,027
SABMiller PLC,
6.20%, 7/1/11 (1)	1,500	1,500

		2,527

Chemicals - 0.9%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	3,300	3,627

Healthcare - Products - 0.5%
Covidien International Finance S.A.,
1.88%, 6/15/13	2,000	2,034

Mining - 1.8%
Barrick Gold Corp.,
1.75%, 5/30/14 (1)	3,000	3,006
BHP Billiton Finance USA Ltd.,
5.13%, 3/29/12	1,500	1,553
4.80%, 4/15/13	1,000	1,069
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	2,000	2,188

		7,816

Miscellaneous Manufacturing - 1.4%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	3,400	3,727
Tyco Electronics Group S.A.,
6.00%, 10/1/12	2,000	2,121

		5,848

Oil & Gas - 0.7%
BP Capital Markets PLC,
0.85%, 3/11/14	3,000	3,015

Pharmaceuticals - 0.7%
AstraZeneca PLC,
5.40%, 9/15/12	1,500	1,587
Teva Pharmaceutical Finance III B.V.,
0.75%, 3/21/14	1,350	1,355

		2,942

Telecommunications - 0.6%
Telefonica Emisiones S.A.U.,
5.86%, 2/4/13	2,500	2,651

Total Foreign Issuer Bonds (Cost $73,015)		73,374

U.S. GOVERNMENT AGENCIES - 3.3% (3)
Fannie Mae - 0.7%
1.00%, 11/23/11	1,000	1,004
1.25%, 6/22/12	2,000	2,018

		3,022

Federal Farm Credit Bank - 0.8%
0.17%, 7/16/12	2,000	2,001
0.22%, 1/25/13	1,500	1,500

		3,501

Federal Home Loan Bank - 1.3%
0.15%, 8/5/11	1,400	1,400
0.35%, 7/24/12 (4)	4,000	3,995

		5,395

Freddie Mac - 0.5%
1.75%, 6/15/12	2,000	2,027

Total U.S. Government Agencies (Cost $13,909)		13,945

U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Notes - 1.9%
0.75%, 11/30/11	4,000	4,011
1.13%, 1/15/12	4,000	4,021

		8,032

Total U.S. Government Obligations (Cost $8,033)		8,032

MUNICIPAL BONDS - 1.1%
Florida - 0.8%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Floating Rate Notes,
0.97%, 10/15/12	3,500	3,490

New York - 0.3%
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,022

Total Municipal Bonds (Cost $4,461)		4,512

FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	13,709,120	$13,709

Total Investment Companies (Cost $13,709)		13,709

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.6%
Alexandria IDA Headquarters Facilities Taxable VRDB, Series A, (Suntrust Bank LOC),
0.84%, 7/7/11	$3,000	$3,000
U.S. Treasury Bill,
0.07%, 12/22/11	4,000	3,998

Total Short-Term Investments (Cost $6,999)		6,998

Total Investments - 100.4% (Cost $423,860)		425,950

Liabilities less Other Assets - (0.4)%		(1,727)

NET ASSETS - 100.0%		$424,223

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of these restricted illiquid securities amounted to approximately $14,350,000 or 3.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Nova Scotia,
1.45%, 7/26/13	7/16/10	$1,298

Bank of Scotland PLC,
5.00%, 11/21/11	7/22/10	4,167

Canadian Imperial Bankof Commerce,
2.00%, 2/4/13	1/28/10	1,400

Cie de Financement Foncier,
1.02%, 7/23/12	7/13/10	2,000

Cie de Financement Foncier,
2.13%, 4/22/13	4/19/10	998

National Bank of Canada,
1.65%, 1/30/14	1/24/11	1,500

Swedbank Hypotek AB,
0.70%, 3/28/14	3/21/11	3,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,373,000 with net purchases of approximately $2,336,000 during the three months ended June 30, 2011.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$423,860

Gross tax appreciation of investments	$2,278
Gross tax depreciation of investments	(188)

Net tax appreciation of investments	$2,090

NORTHERN FUNDS QUARTERLY REPORT    87    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$40,354	(1)	$—	$40,354
Corporate Bonds	—	250,675	(1)	—	250,675
Covered Bonds	—	14,538		—	14,538
Foreign Issuer Bonds	—	73,187	(1)	—	73,187
U.S. Government Agencies	—	13,945	(1)	—	13,945
U.S. Government Obligations	—	8,032		—	8,032
Municipal Bonds	—	4,512	(1)	—	4,512
Investment Companies	13,709	—		—	13,709
Short-Term Investments	—	6,998		—	6,998

Total Investments	$13,709	$412,241		$—	$425,950

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

IDA - Industrial Development Authority

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

FIXED INCOME FUNDS     88    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3% (1)
Fannie Mae - 29.7%
0.55%, 11/1/12	$1,100	$1,101
1.63%, 2/25/14	650	651
1.70%, 2/25/14	1,225	1,228
2.63%, 11/20/14	1,000	1,049
1.60%, 11/23/15	1,075	1,063
2.38%, 4/11/16	625	638
2.25%, 3/2/17	1,000	1,011
Pool #190371,
6.50%, 7/1/36	751	851
Pool #555649,
7.50%, 10/1/32	170	199
Pool #745148,
5.00%, 1/1/36	1,295	1,382
Pool #893082,
5.41%, 9/1/36	426	452
Pool #AH1166,
4.50%, 12/1/40	386	400
Pool TBA,
6.00%, 7/15/36 (2)	4,165	4,575
5.00%, 7/1/39 (2)	3,100	3,294
5.50%, 12/31/49 (2)	1,745	1,887
Series 2007, Class 26C,
5.50%, 3/25/33	714	755

		20,536

Federal Home Loan Bank - 1.9%
1.63%, 11/21/12	1,300	1,322

Freddie Mac - 5.5%
1.50%, 2/11/14	1,285	1,286
3.00%, 7/28/14	750	794
Pool #1J0365,
5.71%, 4/1/37	514	546
Pool #1J2840,
5.86%, 9/1/37	985	1,055
Pool #410092,
2.49%, 11/1/24	48	48
Series 2944, Class WD,
5.50%, 11/15/28	71	71

		3,800

Government National Mortgage Association - 10.8%
1.86%, 8/16/31	392	395
Pool TBA,
4.50%, 7/1/19 (2)	3,050	3,219
Series 2007, Class 04A,
4.21%, 6/16/29	287	293
Series 2007, Class 15A,
4.51%, 10/16/28	518	530
Series 2008, Class 08A,
3.61%, 11/16/27	602	613
Series 2008, Class 14AC,
4.46%, 12/16/30	681	712
Series 2011, Class 31A,
2.21%, 12/16/35	746	757
Series 2011, Class 49A,
2.45%, 7/16/38	723	736
Series 2011, Class 49B,
2.80%, 1/16/34	249	256

		7,511

Government National Mortgage Association I - 1.2%
Pool #268360,
10.00%, 4/15/19	19	22
Pool #270288,
10.00%, 6/15/19	20	23
Pool #737270,
5.00%, 5/15/40	750	813

		858

Government National Mortgage Association II - 1.2%
Pool #82581,
4.00%, 7/20/40	791	841

Total U.S. Government Agencies (Cost $34,559)		34,868

U.S. GOVERNMENT OBLIGATIONS - 39.5%
U.S. Treasury Notes - 39.5%
0.38%, 6/30/13	3,000	2,995
0.75%, 6/15/14	2,180	2,177
2.50%, 4/30/15	2,300	2,412
1.50%, 6/30/16	2,695	2,662
3.00%, 2/28/17	2,564	2,698
3.50%, 2/15/18	750	805
2.38%, 6/30/18	1,310	1,300
3.38%, 11/15/19	4,425	4,613
3.13%, 5/15/21	4,658	4,645

NORTHERN FUNDS QUARTERLY REPORT    89    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.5% continued
U.S. Treasury Notes - 39.5% continued
2.50%, 6/30/17	$2,975	$3,033

		27,340

Total U.S. Government Obligations (Cost $27,097)		27,340

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 22.0%
Northern Institutional Funds - Government Portfolio (3) (4)	15,269,223	$15,269

Total Investment Companies (Cost $15,269)		15,269

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.11%, 12/15/11	$250	$250

Total Short-Term Investments (Cost $250)		250

Total Investments - 112.2% (Cost $77,175)		77,727

Liabilities less Other Assets - (12.2)%		(8,482)

NET ASSETS - 100.0%		$69,245

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaran- teed.
(2)	When-Issued Security.
(3)	At March 31, 2011, the value of the Fund’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $13,132,000 with net purchases of approximately $2,137,000 during the three months ended June 30, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$77,195

Gross tax appreciation of investments	$660
Gross tax depreciation of investments	(128)

Net tax appreciation of investments	$532

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$34,868	(1)	$—	$34,868
U.S. Government Obligations	—	27,340		—	27,340
Investment Companies	15,269	—		—	15,269
Short-Term Investments	—	250		—	250

Total Investments	$15,269	$62,458		$—	$77,727

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS     90    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%
Arizona - 93.9%
Arizona Board Regents University System Revenue Bonds, Series A,
5.00%, 6/1/19	$500	$582
5.00%, 6/1/21	500	566
Arizona School Facilities Board COP,
5.25%, 9/1/23	2,000	2,061
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured),
5.00%, 7/1/18	1,500	1,556
Arizona State University COP, Research Infrastructure Projects (AMBAC Insured),
5.00%, 9/1/30	2,000	2,012
Arizona State University System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,470
Arizona Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/30	1,000	1,054
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured),
5.00%, 7/1/23	1,000	1,034
Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,481
Coconino County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/18	650	741
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,065
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),
5.00%, 7/1/25	2,000	2,115
Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured),
5.00%, 7/1/28	2,000	2,042
Goodyear G.O. Unlimited Bonds (NATL-RE Insured),
5.00%, 7/1/18	640	718
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds (NATL-RE Insured),
5.00%, 7/1/22	2,000	2,071
Goodyear Public Improvement Corporation Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,067
Goodyear Water & Sewer Revenue Bonds, Subordinated Lien Obligation (AGM Insured),
5.25%, 7/1/31	1,000	1,023
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	1,959
5.25%, 8/1/31	1,005	989
Greater Development Authority Infrastructure Revenue Bonds, Series A,
4.13%, 8/1/19	630	646
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
3.00%, 7/1/22	2,000	1,960
Maricopa County Community College District G.O. Unlimited Bonds, Series D, Project of 2004,
3.00%, 7/1/22	2,500	2,451
4.75%, 7/1/24	1,000	1,060
Maricopa County Elementary School District No 79 Litchfield Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AGM Insured),
4.38%, 7/1/17	1,120	1,242
Maricopa County Elementary School District No. 008 Osborn G.O. Limited Refunding Bonds, (NATL-RE FGIC Insured),
4.70%, 7/1/14	1,000	1,085
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	680	762
Maricopa County School District No. 001 Phoenix Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,267
Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	264

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9% continued
Arizona - 93.9% continued
Maricopa County Unified School District No 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2005,
5.00%, 7/1/20	$500	$566
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
3.00%, 7/1/17	1,700	1,738
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/17	1,000	1,099
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,032
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,069
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	192
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured),
5.25%, 7/1/15	1,000	1,106
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	517
Mesa Arizona Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	3,015	3,461
5.00%, 7/1/19	1,510	1,725
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	150	175
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,107
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,148
5.00%, 7/1/23	1,000	1,084
Northern University COP, University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	400
Northern University System Revenue Refunding Bonds (NATL-RE FGIC Insured), Prerefunded, Escrowed to Maturity,
5.25%, 6/1/15	565	655
Northern University System Revenue Refunding Bonds, Unrefunded Balance (NATL-RE FGIC Insured),
5.25%, 6/1/15	435	487
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lein,
3.00%, 7/1/18	475	469
3.50%, 7/1/20	500	491
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B, Senior Lien (AMT),
5.25%, 7/1/16	1,000	1,118
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (NATL-RE Insured),
4.75%, 7/1/24	1,250	1,300
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/29	1,010	1,028
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,966
5.50%, 7/1/21	1,080	1,241
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured),
5.50%, 7/1/17	3,500	3,656
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	1,000	1,124
5.00%, 7/1/39	530	548
Phoenix G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/20	3,000	3,371

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9% continued
Arizona - 93.9% continued
Phoenix G.O. Unlimited Bonds,
4.50%, 7/1/21	$2,000	$2,088
Phoenix Variable G.O. Unlimited Bonds, Unrefunded Balance,
5.38%, 7/1/20	580	602
Phoenix Variable Purpose G.O. Unlimited Bonds, Series B, Prerefunded,
5.38%, 7/1/12	420	441
Pima County Regional Transportation Authority Transportation Excise TRB, Regional Transportation Fund,
5.00%, 6/1/26	2,250	2,391
Pima County Streets & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,024
4.00%, 7/1/23	500	506
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,133
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,128
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Salt River Project,
5.00%, 1/1/37	2,005	2,036
Scottsdale Municipal Property Corp. Excise Refunding TRB,
5.00%, 7/1/30	2,675	2,901
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/21	795	879
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,127
Tucson COP (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,037
5.00%, 7/1/29	1,000	1,023
Tucson Water Revenue Bonds,
5.00%, 7/1/25	1,825	1,981
Tucson Water Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,678
Tucson Water System Revenue Bonds, Series A,
4.40%, 7/1/24	1,025	1,041
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,052
5.00%, 7/1/28	1,945	1,991
Yuma Municipal Property Corp. Revenue Bonds, Series D, Municipal Facilities (XLCA Insured),
5.00%, 7/1/17	1,100	1,212

		98,487

Puerto Rico - 3.0%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,533
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriated, (AMBAC Insured), Prerefunded, Escrowed to Maturity,
5.50%, 8/1/27	1,350	1,630

		3,163

Total Municipal Bonds (Cost $98,182)		101,650

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Tax-Exempt Portfolio (1) (2)	1,190,623	$1,191

Total Investment Companies (Cost $1,191)		1,191

Total Investments - 98.0% (Cost $99,373)		102,841

Other Assets less Liabilities - 2.0%		2,078

NET ASSETS - 100.0%		$104,919

(1)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,053,000 with net purchases of approximately $138,000 during the three months ended June 30, 2011.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	21.6%
Water	17.9
General Obligation	17.0
School District	16.3
Utilities	6.1
All other sectors less than 5%	21.1

Total	100.0%

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$99,397

Gross tax appreciation of investments	$3,631
Gross tax depreciation of investments	(187)

Net tax appreciation of investments	$3,444

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$101,650	(1)	$—	$101,650
Investment Companies	1,191	—		—	1,191

Total Investments	$1,191	$101,650		$—	$102,841

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2%
California - 95.2%
Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	$3,500	$3,577
5.00%, 8/1/17	2,650	2,766
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	1,500	1,525
California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University,
5.25%, 12/1/32	2,500	2,532
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.50%, 10/1/17	1,100	1,295
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,088
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project,
5.00%, 6/1/21(1)	4,000	4,605
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,001
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,054
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded,
5.38%, 5/1/12	745	785
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Unrefunded Balance (AMBAC Insured),
5.50%, 5/1/13	500	525
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,847
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/19	5,000	5,827
California State G.O. Unlimited Bonds,
4.00%, 11/1/16	380	415
5.00%, 11/1/16	740	846
5.00%, 11/1/21	340	378
5.00%, 2/1/24	2,000	2,057
California State G.O. Unlimited Bonds, Series-2007, Unrefunded Balance (FGIC Insured),
5.38%, 6/1/26	2,255	2,270
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Various Purpose Bonds,
5.50%, 4/1/19	1,000	1,167
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.25%, 6/1/13	4,835	5,159
California State Public Works Board Lease Revenue Bonds, Series D, Departmentof Justice,
5.25%, 11/1/16	1,000	1,008
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,250	1,306
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,555
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,086
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,369
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 11/1/28	1,175	1,189
California State Various Purpose G.O. Unlimited Bonds,
4.75%, 6/1/22	3,000	3,137

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
California - 95.2% continued
California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.00%, 8/1/12	$1,775	$1,830
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (NATL-RE Insured),
5.50%, 8/15/12	1,745	1,786
Carlsbad Unified School District G.O. Unlimited Bonds,
6.10%, 5/1/19 (2)	1,250	882
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (NATL-RE Insured),
5.25%, 8/1/32	1,500	1,535
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,192
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity,
6.88%, 10/1/11	950	966
Eastern Municipal District Water & Sewer Revenue COP, Series H,
5.00%, 7/1/33	2,000	2,007
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,215	1,297
6.25%, 8/1/29	3,500	3,688
Escondido Revenue COP (AMBAC Insured),
4.00%, 9/1/17	500	527
Foothill/Eastern Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity,
4.92%, 1/1/20 (2)	2,150	1,690
Fremont Union High School District Santa Clary County G.O. Unlimited Bonds, Series A, Election 2008,
5.38%, 8/1/44	1,500	1,551
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.38%, 8/1/11	1,350	1,369
5.38%, 8/1/11	625	634
Gilroy Unified School District G.O. Unlimited Bonds, Anticipation Notes, Measure P,
5.00%, 4/1/13	2,000	2,114
Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured), Prerefunded,
5.38%, 9/1/11	1,000	1,009
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series A, (AMBAC Insured),
5.00%, 6/1/21	3,000	3,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B, (AMBAC Insured), Prerefunded,
5.00%, 6/1/13	2,500	2,715
Hillsborough School District G.O. Unlimited Bonds, Anticipation Notes, Prerefunded,
3.88%, 9/1/11 (2)	2,000	1,861
Kern Community College District Refunding COP,
4.00%, 4/1/14	4,000	4,135
Long Beach G.O. Limited TRANS,
2.00%, 9/30/11	2,395	2,405
Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured),
5.00%, 8/1/19	2,000	2,199
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.25%, 5/15/29	5,000	5,305
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,813
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B,
5.00%, 7/1/17	1,215	1,417
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 7/1/29	1,000	1,019
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 9/1/19	3,940	4,085
5.00%, 9/1/19	2,840	3,021
5.00%, 9/1/21	5,000	5,341

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
California - 95.2% continued
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19(1)	$1,500	$1,664
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	595
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
6.00%, 6/1/21	1,185	1,489
Marin County COP,
3.00%, 8/1/21	1,595	1,523
4.00%, 8/1/23	1,140	1,148
Metropolitan Water District of Southern California Waterworks Authorization Revenue Bonds, Series B-2 (NATL-RE FGIC Insured),
5.00%, 10/1/26	2,000	2,116
Midpeninsula Regional Open Space Financing Authorirty Revenue Bonds,,
5.25%, 9/1/34	2,000	1,973
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,098
Mojave Water Agency COP, Series A,
5.00%, 6/1/20	355	394
5.00%, 6/1/23	665	708
Northern California Power Agency Capital Facilities Revenue Refunding Bonds, Series A,
5.25%, 8/1/24	1,500	1,594
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,710
Orange County Public Financing Authority Lease Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 7/1/16	3,110	3,543
Orange County Water District Revenue COP, Series B (NATL-RE Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,105
Pasadena Refunding COP, Series C,
4.75%, 2/1/38	2,000	1,924
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 11/1/18	2,500	2,849
5.00%, 11/1/19	2,275	2,574
Poway Unified School District Improvement G.O. Unlimited Bonds, Series A, Election 2008, District No. 2007-1,
6.83%, 8/1/20(2)	3,280	2,099
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	154
5.00%, 7/1/29	1,000	1,021
Rescue Union School District COP, (Assured Guaranty Insured), Escrowed to Maturity,
4.38%, 10/1/13	2,775	3,012
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	488
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,516
Sacramento County Airport System Senior Revenue Bonds, Series B,
5.00%, 7/1/18	200	220
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,471
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,128
5.00%, 8/15/25	2,000	2,089
5.00%, 8/15/27	1,500	1,547
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Project,
3.25%, 3/1/16	2,195	2,253
4.00%, 3/1/19	1,150	1,163
4.25%, 3/1/20	1,130	1,146
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,584
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/20	5,000	5,679

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
California - 95.2% continued
San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center & Annex,
4.00%, 2/1/19	$3,615	$3,833
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,705
San Francisco City & County COP, Series A, Multiple Capital Improvement Projects,
5.00%, 4/1/15	2,740	3,011
San Francisco City & County International Airport Revenue Refunding Bonds, Second Series C,
4.00%, 5/1/18	1,875	1,992
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 11/1/25	2,750	2,866
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 11/1/12	4,000	4,246
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series E, Election 2006,
5.00%, 6/15/22	2,615	2,983
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, California State & San Francisco Civic Center (NATL-RE FGIC Insured),
5.00%, 12/1/15	2,000	2,212
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/18	180	187
San Joaquin County Transportation Authority Sales TRB, Series A, Limited Tax Measure K,
5.75%, 3/1/28	2,000	2,181
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Bonds, Senior Lien, Escrowed to Maturity,
5.99%, 1/1/23(2)	5,000	3,317
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	1,000	1,002
San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/15	3,070	3,029
San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured),
4.25%, 8/1/15	5,000	4,772
San Marcos PFA Revenue Bonds, Custom Receipts, Escrowed to Maturity,
6.74%, 7/1/11(2)	1,000	1,000
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured),
5.00%, 9/1/21	1,000	1,041
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,823
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.50%, 8/1/30	2,000	2,092
Santa Clara Unified School District G.O. Unlimited Bonds, Election 2010,
4.50%, 7/1/32(1)	2,000	1,847
Santa Clara Unified School District G.O. Unlimited Bonds, Series A Election 2004,
5.00%, 7/1/29(1)	1,500	1,569
5.00%, 7/1/30(1)	4,040	4,194
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,314
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	1,500	1,532
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election 2008,
6.00%, 7/1/43	2,000	2,174
Sequoia Union High School District G.O. Unlimited Refunding Bonds,
3.00%, 7/1/19(1)	1,000	1,027

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.2% continued
California - 95.2% continued
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured),
5.25%, 8/15/14	$1,295	$1,421
5.25%, 8/15/18	2,500	2,639
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project,
7.86%, 7/1/14 (2)	1,000	930
Southern California Public Power Authority Project Revenue Bonds,
6.75%, 7/1/12	1,700	1,802
Southern California Public Power Authority Revenue Bonds, Series 1, Milford Wind Corridor Project,
5.00%, 7/1/24	1,240	1,341
Southern California Public Power Authority Revenue Bonds, Series A,
5.00%, 7/1/29	1,765	1,848
Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy Project,
5.00%, 7/1/30	2,025	2,108
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1,
5.00%, 7/1/30	2,500	2,603
Southern California Public Power Authority Transmission Project Subordinate Revenue Bonds, Series A,
5.00%, 7/1/15	5,000	5,669
Southwestern Community College District G.O. Unlimited Bonds, Series C, Election 2008,
5.00%, 8/1/40	2,000	1,955
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	1,580	1,593
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/20	2,850	2,959
4.75%, 5/15/21	5,000	5,182
4.75%, 5/15/31	1,250	1,225
University of California Revenue Bonds, Series E, Limited Project,
4.00%, 5/15/18	3,165	3,497
3.00%, 5/15/20	3,975	3,993
University of California Revenue Bonds, Series F (AGM Insured),
4.75%, 5/15/24	200	208
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,125	2,209
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002,
6.76%, 8/1/17 (2)	1,615	1,281
7.34%, 8/1/18 (2)	1,635	1,215
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	1,000	1,054
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B,
4.56%, 8/1/16 (2)	1,115	955
Western Riverside County Water & Wastewater Finance Authority Revenue Bonds, Western Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,696

		287,756

Puerto Rico - 3.0%
Puerto Rico Commonwealth Highway & Transportation Authority Subordinate Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,533
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series ZZ,
5.00%, 7/1/17	5,000	5,429
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Prerefunded Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,550	1,871

		8,833

Total Municipal Bonds (Cost $288,472)		296,589

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.8%
Northern Funds - California Municipal Money Market Fund (3) (4)	14,610,251	$14,610

Total Investment Companies (Cost $14,610)		14,610

Total Investments - 103.0% (Cost $303,082)		311,199

Liabilities less Other Assets - (3.0)%		(8,979)

NET ASSETS - 100.0%		$302,220

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.
(4)	At March 31, 2011, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $15,191,000 with net sales of approximately $581,000 during the three months ended June 30, 2011.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$303,104

Gross tax appreciation of investments	$9,099
Gross tax depreciation of investments	(1,004)

Net tax appreciation of investments	$8,095

At June 30, 2011 the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.0%
General	18.9
General Obligation	12.9
Higher Education	8.5
Power	12.2
School District	13.7
Water	5.4
All other sectors less than 5%	20.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$296,589	(1)	$—	$296,589
Investment Companies	14,610	—		—	14,610

Total Investments	$14,610	$296,589		$—	$311,199

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9%
California - 88.9%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	$1,000	$1,036
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	2,500	2,609
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	3,595	3,753
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	1,500	1,525
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	250
California Infrastructure & Economic Development Bank Revenue Bonds, USC-SOTO Office Building Project,
4.00%, 12/1/28	640	602
4.13%, 12/1/29	990	926
California Infrastructure & Economic Development Bank Revenue Bonds Series A, Broad Museum Project,
5.00%, 6/1/21(1)	2,500	2,878
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.13%, 6/1/24	25	25
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,485
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	980	982
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded,
5.50%, 10/1/12	500	532
5.50%, 10/1/12	500	532
California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.63%, 8/1/34	1,000	915
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured),
5.00%, 8/1/30	850	860
Corona-Norca Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured),
5.50%, 8/1/39	500	513
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
6.25%, 8/1/29	1,500	1,581
Foothill-De Anza Community College District G.O. Unlimited Bonds Series C,
5.00%, 8/1/36	1,500	1,535
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008,
5.38%, 8/1/44	3,500	3,620
Golden State Tobacco Securitization Corp. Enhanced Asset Backed Tobacco Settlement Revenue Bonds, Series A, (AMBAC Insured),
5.00%, 6/1/21	2,000	2,000
Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured),
5.00%, 8/1/27	750	766
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	203
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,813
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	30	36
Marin County COP,
4.00%, 8/1/29	735	659
4.25%, 8/1/34	1,575	1,374
Midpeninsula Regional Open Space District Financing Authority Revenue Bonds,
5.25%, 9/1/34	600	592

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
California - 88.9% continued
5.50%, 9/1/41	$2,500	$2,504
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	1,500	1,583
6.00%, 10/1/39	2,000	2,075
Modesto Irrigation District Capital Improvements Refunding COP, Series B,
5.30%, 7/1/22	1,355	1,359
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured),
5.00%, 9/1/27	1,000	925
New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.75%, 8/1/20	320	335
Newport Mesa Unified School District Capital Appreciation G.O. Unlimited Bonds, Election 2005,
8.13%, 8/1/33 (2)	10,000	2,630
Oak Grove School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
9.95%, 8/1/34 (2)	6,935	1,491
Palomar Pomerado Health Convertible Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
3.52%, 8/1/38 (2)	5,000	3,232
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	1,720	1,655
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, 2002 Election (NATL-RE FGIC Insured),
5.50%, 8/1/27	1,500	1,599
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	911
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	1,500	1,503
San Diego County Water Authority Revenue COP, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,010
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.00%, 5/15/28	1,500	1,573
San Francisco City & County International Airport Commission Revenue Bonds, Second Series Issue 15B (NATL-RE Insured),
4.50%, 5/1/28	1,520	1,490
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	2,675	2,755
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/19	200	208
5.38%, 8/1/20	225	234
San Joaquin County Transportation Authority Measure K Sales Limited TRB, Series A,
5.25%, 3/1/31	1,275	1,316
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	440	441
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (AGM Insured),
5.38%, 8/1/19	500	507
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,010
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/36	2,000	2,017
San Mateo Union High School District G.O. Unlimited Bonds,Series A, Election 2010,
5.00%, 9/1/42	3,500	3,553
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,285
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election 2004,
5.00%, 7/1/31 (1)	3,990	4,112
Santa Clara Unified School District G.O. Unlimited Bonds, Election 2010,
4.50%, 7/1/32 (1)	3,040	2,808

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
California - 88.9% continued
4.50%, 7/1/33 (1)	$2,500	$2,300
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 9/1/16	35	38
Sequoia Union High School District G.O. Unlimited Bonds , Series C-1, Election 2008,
6.00%, 7/1/43	2,025	2,201
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	2,000	2,043
Southern California Public Power Authority Revenue Bonds, Series 1, Milford Wind Corridor Project,
5.00%, 7/1/28	2,050	2,153
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,781
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	506
University of California Revenue Bonds, Series L, Regents University,
4.75%, 5/15/33	465	444
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,500	2,599
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	4,065	4,286
Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/16	100	105
5.38%, 8/1/17	190	198
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
7.20%, 2/1/16	755	782
Western Riverside County Water and Wastewater Finance Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	2,062

		107,221

Total Municipal Bonds (Cost $103,362)		107,221

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.9%
Northern Funds - California Municipal Money Market Fund (3) (4)	20,433,157	$20,433

Total Investment Companies (Cost $20,433)		20,433

Total Investments - 105.8% (Cost $123,795)		127,654

Liabilities less Other Assets - (5.8)%		(7,001)

NET ASSETS - 100.0%		$120,653

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2011, the value of the fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $7,587,000 with the net purchases of approximately $12,846,000 during the three months ended June 30, 2011.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser of the Fund.

Percentages shown are based on Net Assets.

At June 30, 2011, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.8%
Financials	16.0
General	13.5
General Obligation	9.0
School District	27.9
Utilities	7.7
Water	5.4
All other sectors less than 5%	14.7

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	JUNE 30, 2011 (UNAUDITED)

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$123,795

Gross tax appreciation of investments	$4,412
Gross tax depreciation of investments	(553)

Net tax appreciation of investments	$3,859

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$107,221	(1)	$—	$107,221
Investment Companies	20,433	—		—	20,433

Total Investments	$20,433	$107,221		$—	$127,654

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%
Alabama - 1.2%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$6,845	$6,868
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project,
5.75%, 9/1/28	1,000	955
Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded,
6.13%, 12/1/13	1,000	1,129
Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper Co. Project,
5.80%, 5/1/34	1,000	1,021

		9,973

Alaska - 0.1%
Alaska Industrial Development & Export Authority Community Provider Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27	1,500	975

Arizona - 4.6%
Arizona Health Care Facilities Authority Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,800	2,038
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	3,000	2,330
Glendale IDA Revenue Bonds, Midwestern University,
5.13%, 5/15/40	4,000	3,650
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Company of New Mexico Palo Verde Project,
6.25%, 1/1/38	4,000	4,066
Navajo County Pollution Control Corp. Revenue Bonds, Series B, Arizona Public Service Company,
5.50%, Mandatory Put 6/1/14	3,550	3,862
Navajo County Pollution Control Corp. Revenue Bonds, Series C, Arizona Public Service Company,
5.50%, Mandatory Put 6/1/14	1,150	1,251
Navajo County Pollution Control Corp. Revenue Bonds, Series E, Arizona Public Service Company,
5.75%, Mandatory Put 6/1/16	3,250	3,642
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	491
Phoenix Airport Civic Improvement Corp. Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/40	5,000	4,815
Pima County IDA Revenue Bonds, Series A, Tucson Electric Power Co.,
5.25%, 10/1/40	1,000	915
Pima County IDA Revenue Bonds, Tucson Electric Power Co.,
5.75%, 9/1/29	5,000	5,033
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/33	3,000	3,095
5.00%, 1/1/38	3,250	3,317

		38,505

Arkansas - 0.3%
Little Rock Hotel & Restaurant Gross Receipts Tax Revenue Refunding Bonds,
7.38%, 8/1/15	430	469
University of Arkansas Various Facility Revenue Bonds, Series A, Fayetteville Campus (G.O. of Board),
5.00%, 11/1/40	2,260	2,304

		2,773

California - 6.2%
California Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	795
5.00%, 12/1/36	2,000	1,592
California Municipal Finance Authority COP Revenue Bonds, Community Hospitals of Central California,
5.50%, 2/1/39	6,000	5,146
California Municipal Finance Authority Revenue Bonds, Series A, University of La Vern,
6.13%, 6/1/30	3,300	3,346
6.25%, 6/1/40	1,000	997
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/20	4,000	4,580

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
California - 6.2% continued
California State Public Works Board Lease Revenue Bonds, Series C, Departmentof Corrections,
5.50%, 6/1/15	$1,000	$1,078
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,000
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,545
Chula Vista IDR Bonds, Series D, San Diego Gas and Electric Company,
5.88%, 1/1/34	3,000	3,168
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.75%, 6/1/47	8,675	6,326
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Series A-5, Prerefunded,
7.88%, 6/1/13	500	569
Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B, Prerefunded,
5.50%, 6/1/13	1,000	1,093
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.25%, 5/15/39	3,165	3,249
San Francisco City & County International Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,353
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B,
5.00%, 11/1/39	5,000	5,037
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project-1,
5.00%, 7/1/30	6,000	6,205

		52,079

Colorado - 2.5%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	500	516
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds,
5.85%, 12/1/26	2,000	1,471
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	5,000	5,033
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary G.O. Limited Bonds, Series A,
5.40%, 12/15/31	5,000	3,863
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	7,100	7,105
Stone Ridge Metropolitan District No. 2 G.O. Limited Tax Convertible Unlimited Bonds,
7.25%, 12/1/31	3,500	2,841

		20,829

Connecticut - 0.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University Issue,
5.13%, 7/1/26	1,250	1,232
5.38%, 7/1/31	1,250	1,237

		2,469

Delaware - 0.8%
Delaware State EDA Exempt Facility Revenue Bonds, Indian River Power LLC Project Gtd. NRG Energy Inc,
5.38%, 10/1/45	2,000	1,782
Delaware State EDA Revenue Refunding Bonds, Gas Facilities Delmarva Power & Light Company Project,
5.40%, 2/1/31	5,000	4,988

		6,770

District of Columbia - 1.1%
District of Columbia Revenue Bonds Cesar Chavez Charter Schools for Public Policy Issue,
7.88%, 11/15/40	5,265	5,294
District of Columbia Revenue Bonds, Methodist Home Issue,
6.00%, 1/1/20	400	382

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
District of Columbia - 1.1% continued
District of Columbia University Revenue Bonds, Series C, Georgetown University Issue,
5.25%, Mandatory Put 4/1/23	$3,500	$3,682

		9,358

Florida - 9.0%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, Bombardier, Inc.,
7.50%, 11/1/20	3,430	3,592
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	4,980	5,152
Capital Trust Agency Revenue Refunding Bonds, Series A, Air Cargo Aero Miami FX LLC,
5.35%, 7/1/29	6,430	6,014
Citizens Property Insurance Corp. Revenue Bonds, Senior Secured Series A-1, High Risk Account,
5.25%, 6/1/17	3,500	3,764
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	300	300
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.75%, 10/1/27	3,290	3,594
Halifax Hospital Medical Center Revenue Refunding & Improvement Bonds, Series A,
5.25%, 6/1/26	2,300	2,251
5.38%, 6/1/46	4,500	4,072
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded,
6.00%, 11/15/11	1,250	1,287
Hillsborough County IDA PCR Variable Bonds, Series A, Tampa Electric Co. Project,
5.65%, 5/15/18	3,425	3,817
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution Project,
6.00%, 9/1/17	2,450	2,494
Lee County IDA IDR Bonds, Series A, Lee County Community Charter Foundation,
5.25%, 6/15/27	2,250	1,871
5.38%, 6/15/37	2,000	1,536
Miami-Dade County Aviation Revenue Bonds, Series B,
5.00%, 10/1/41	3,000	2,776
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/40	7,395	7,153
Miami-Dade County International Airport Aviation Revenue Bonds, Series A,
5.50%, 10/1/41	4,000	3,994
Orlando & Orange County Expressway Authority Revenue Bonds, Series A,
5.00%, 7/1/35	6,000	5,926
Orlando Utilities Commission System Revenue Refunding Bonds, Series B,
5.00%, 10/1/33	3,000	3,095
Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A,
5.13%, 10/1/17 (1) (2)	4,000	3,982
Seminole Tribe Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22 (1) (2)	1,000	999
5.25%, 10/1/27 (1) (2)	2,000	1,815
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(3)	160	56
Tampa Bay Water A Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	6,000	6,098

		75,638

Georgia - 3.7%
Athens-Clarke County Unified Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	3,500	3,684
Atlanta Tax Allocation Bonds, Princeton Lakes Project,
5.50%, 1/1/31	1,035	896
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.00%, 11/1/23	1,400	1,583
6.25%, 11/1/39	5,000	5,309
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp. Project,
6.50%, 6/1/31	3,950	3,955

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Georgia - 3.7% continued
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/19	$6,000	$7,128
Metropolitan Atlanta Rapid Transit Authority Sales TRB, 3rd Series,
5.25%, 7/1/36	5,400	5,481
Municipal Electric Authority Revenue Bonds, Subordinate Series D, Project One,
6.00%, 1/1/23	1,500	1,684
5.50%, 1/1/26	1,000	1,070

		30,790

Illinois - 6.1%
Illinois Development Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Public Service Company,
5.95%, 8/15/26	3,000	2,988
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	750	795
Illinois Finance Authority Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project,
6.50%, 10/15/40	6,300	6,480
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare,
5.63%, 1/1/37	6,000	5,323
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	967
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project,
5.75%, 5/15/38	2,950	2,391
Illinois Finance Authority Revenue Bonds, Series A, Provena Health,
6.00%, 5/1/28	2,500	2,492
7.75%, 8/15/34	3,500	3,879
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project,
5.88%, 2/15/26	1,000	943
5.88%, 2/15/38	4,000	3,508
Illinois Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers,
6.88%, 8/15/38	4,000	4,075
7.00%, 8/15/44	2,000	2,051
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	3,000	2,415
Illinois Finance Authority Water Facility Revenue Bonds, American Water Capital Corp. Project,
5.25%, 5/1/40	6,500	6,212
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,077
Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds,
5.50%, 6/1/23	3,000	3,055
6.00%, 6/1/28	3,000	3,058

		51,709

Indiana - 3.5%
Indiana Finance Authority Hospital Revenue Bonds, Kings Daughters Hospital & Health Project,
5.50%, 8/15/40	7,000	6,090
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation of Northwest Indiana,
5.50%, 3/1/27	3,000	2,902
5.50%, 3/1/37	2,400	2,188
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana,
6.00%, 3/1/34	1,000	1,009
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded,
6.38%, 8/1/11	375	380
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Unrefunded Balance,
6.38%, 8/1/31	125	126
Indiana Municipal Power Agency Supply System Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,126

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Indiana - 3.5% continued
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Indiana Project,
6.00%, 8/1/39	$2,000	$2,107
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33(3)	750	263
Petersburg PCR Bonds (AMT), Indianapolis Power & Light Company Project,
6.38%, 11/1/29	3,050	3,108
Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Co. Project,
6.25%, Mandatory Put 6/2/14	3,265	3,540
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37 (1) (2)	2,000	1,667
8.00%, 9/1/41	2,500	2,651
5.75%, 9/1/42 (1) (2)	1,500	1,239

		29,396

Iowa - 1.0%
Des Moines Independent Community School District Infrastructure Revenue Bonds,
5.00%, 6/1/28	5,270	5,437
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project,
6.75%, 11/15/37	3,000	2,718

		8,155

Louisiana - 3.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Hospital Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	6,000	5,761
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp. Project,
6.50%, 8/1/29	2,000	2,082
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp. Project,
6.50%, 11/1/35	2,000	2,065
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Project,
6.75%, 11/1/32	4,500	4,677
Louisiana Public Facilities Authority Revenue Bonds, Belle Chasse Education Foundation Project,
6.75%, 5/1/41	1,250	1,248
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,100
New Orleans Aviation Board Passenger Facility Charge Gulf Opportunity Zone Revenue Bonds, Series A,
5.25%, 1/1/41	6,585	6,478
St. John Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp.,
5.13%, 6/1/37	6,145	5,861

		33,272

Maryland - 3.2%
Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project,
5.35%, 7/1/34	1,000	846
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	3,585	3,346
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,098
Maryland State G.O. Unlimited Refunding Bonds, Series C, State & Local Facilities Loan,
5.00%, 11/1/18	6,000	7,175
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital,
5.75%, 7/1/38	5,500	4,636
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center,
5.00%, 7/1/37	2,750	2,266
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,104

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Maryland - 3.2% continued
Maryland State Industrial Development Financing Authority Economic Development Revenue Bonds, Series A, Our Lady of Good Counsel School,
6.00%, 5/1/35	$1,000	$928
Washington Suburban Sanitation District Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 6/1/19	5,000	5,951

		27,350

Massachusetts - 1.6%
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	5,606
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College,
5.70%, 10/1/34	1,000	932
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton 1,
5.75%, Mandatory Put 5/1/19	2,000	2,171
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System,
6.25%, 10/1/31	500	489
Massachusetts State Turnpike Authority Revenue Bonds, Series A (FGIC-TCRS Insured), Escrowed to Maturity,
5.00%, 1/1/20	3,700	4,314

		13,512

Michigan - 1.8%
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center,
6.00%, 7/1/20	880	866
Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Series B-1, Dow Chemical Project,
6.25%, 6/1/14	7,125	7,854
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital,
8.25%, 9/1/39	2,000	2,298
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital,
6.00%, 8/1/39	4,000	4,035

		15,053

Minnesota - 1.1%
Duluth EDA Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	750	750
Minnesota State Municipal Power Agency Electric Revenue Bonds, Series A,
5.00%, 10/1/25	5,000	5,210
Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany Project,
7.38%, 12/1/41	3,500	3,555

		9,515

Mississippi - 1.4%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series A, South Mississippi Electric Power Association Refunding Project,
5.00%, 5/1/37	6,000	5,516
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (NATL-RE FGIC Insured),
5.00%, 1/1/16	3,000	3,364
Warren Country Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co. Project,
5.80%, 5/1/34	2,530	2,584

		11,464

Missouri - 0.8%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,536
6.75%, 9/1/34	1,750	1,728
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors,
6.38%, 12/1/41	3,005	2,657

		6,921

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Montana - 0.8%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Co.,
5.00%, 5/1/33	$6,980	$6,991

Nebraska - 0.6%
Lancaster County Hospital Authority No. 1 Health Facilities Revenue Bonds, Immanuel Obligated Group,
5.63%, 1/1/40	4,710	4,680

New Hampshire - 0.5%
New Hampshire State Business Finance Authority Revenue Bonds, Series A, Elliot Hospital Obligated Group (G.O. of Hospital),
6.13%, 10/1/39	4,145	4,114

New Jersey - 2.1%
New Jersey EDA Revenue Bonds, MSU Student Housing Project - Provident Group - Montclair LLC,
5.88%, 6/1/42	6,000	5,547
New Jersey EDA Revenue Bonds, Cigarette Tax,
5.75%, 6/15/29	5,500	5,234
New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System,
6.63%, 7/1/38	5,500	5,541
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University,
6.00%, 7/1/25	1,000	1,003
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	560

		17,885

New Mexico - 1.3%
Farmington PCR Refunding Bonds, Series D, Public Service Co. of New Mexico San Juan Project,
5.90%, 6/1/40	4,000	3,918
New Mexico State G.O. Unlimited Bonds, Capital Projects,
5.00%, 3/1/18	6,000	7,083

		11,001

New York - 6.3%
Chautauqua County IDA Exempt Facilities Revenue Bonds, NRG Dunkirk Power Project,
5.88%, 4/1/42	5,700	5,499
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.25%, 11/15/27	5,000	5,330
New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds, Series GG-2, Second General Resolution,
5.25%, 6/15/40	4,455	4,613
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(3)	2,200	—
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center,
6.13%, 12/1/29	3,235	3,139
6.25%, 12/1/37	2,000	1,889
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (State Aid Withholding),
5.00%, 10/1/21	5,000	5,454
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A,
5.25%, 6/15/27	4,000	4,392
New York State Thruway Authority Personal Income TRB, Series A,
5.00%, 3/15/27	4,000	4,286
Port Authority of New York & New Jersey Consolidated Revenue Bonds, One Hundred Sixty Sixth (G.O. of Authority),
5.00%, 1/15/41	6,000	6,142
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O. of Authority),
5.00%, 11/15/38	5,000	5,098
Westchester County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/18	6,000	7,130

		52,972

North Carolina - 1.9%
Guilford County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/18	5,000	5,948
North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,165

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
North Carolina - 1.9% continued
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield,
6.13%, 11/1/38	$2,000	$1,980
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Unrefunded Balance,
5.50%, 1/1/13	680	728
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/17	1,500	1,720
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.50%, 1/1/13	320	344

		15,885

Ohio - 3.7%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Prairie State Energy Campus Project,
5.25%, 2/15/25	5,675	5,909
Buckeye Tobacco Settlement Financing Authority Asset Backed Senior Turbo Revenue Bonds, Series A-2,
5.75%, 6/1/34	3,510	2,627
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes,
7.00%, 11/1/45	5,000	4,929
Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp.,
5.63%, 10/1/19	5,000	5,271
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co.,
5.80%, 12/1/38	5,800	5,967
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Project,
5.75%, Mandatory Put 6/1/16	1,000	1,118
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	5,075	5,650

		31,471

Oklahoma - 0.3%
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project,
5.13%, 12/1/36	2,840	2,417

Oregon - 0.4%
Oregon Health Sciences University Revenue Bonds, Series A,
5.75%, 7/1/39	3,250	3,444

Pennsylvania - 4.6%
Allegheny County Hospital Development Authority Revenue Bonds, Series A, West Penn Health System,
5.00%, 11/15/28	4,000	3,330
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,775
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,310
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	1,450	1,404
Lycoming County Authority Health System Revenue Bonds, Series A, Susquehanna Health System Project,
5.75%, 7/1/39	5,500	5,145
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,400	1,415
6.38%, 11/1/41	2,000	2,009
Pennsylvania Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, Series A, Exelon Generation Co.,
5.00%, Mandatory Put 6/1/12	1,000	1,027
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facilities,
6.25%, 1/1/32	2,000	2,070
Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, American Water Co. Project,
6.20%, 4/1/39	2,000	2,076

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Pennsylvania - 4.6% continued
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 4/15/20	$5,000	$5,763
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
5.88%, 7/1/38	1,400	1,373
6.00%, 7/1/43	2,500	2,465
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University,
5.25%, 6/1/32	1,250	1,129
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University,
5.40%, 7/15/36	750	735
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	490	456
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health System,
5.50%, 7/1/30	3,000	2,634
Washington County Redevelopment Authority Tax Allocation Revenue Bonds, Series A, Victory Centre Project - Tanger,
5.45%, 7/1/35	1,000	845

		38,961

Rhode Island - 0.3%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A,
6.25%, 6/1/42	3,000	2,806

South Carolina - 0.7%
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District,
5.38%, 12/1/16 (3)	1,740	818
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	5,000	5,294

		6,112

Tennessee - 0.0%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Sumner Regional Health Systems, Inc.,
5.50%, 11/1/37 (3)	375	28

Texas - 9.5%
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,267
Dallas County Flood Control District G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,024
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.),
5.50%, 2/15/18	5,000	6,033
Grand Prairie Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF Gtd.),
5.00%, 2/15/37	3,540	3,627
Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	5,000	5,423
Harris County Toll Road Authority Revenue Bonds, Series A, Senior Lien,
5.00%, 8/15/31	2,500	2,581
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend,
5.75%, 11/1/36	3,000	2,360
Love Field Airport Modernization Corp. Special Facilities Revenue Bonds, Southwest Airlines Co. Project,
5.25%, 11/1/40	5,000	4,523
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Project,
5.60%, 3/1/27	3,000	3,087
Matagorda County Navigation District No. 1 PCR Refunding Bonds, Series A, Central Power & Light Co. Project,
6.30%, 11/1/29	1,000	1,025
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
6.00%, Mandatory Put 8/1/13	2,000	2,160

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Texas - 9.5% continued
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project,
5.20%, 4/1/18	$3,500	$3,533
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/26	4,535	4,820
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Air Force Village Obligated Group,
5.13%, 5/15/37	3,000	2,487
6.38%, 11/15/44	1,000	970
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series A, Mirador Project,
8.13%, 11/15/39	5,000	4,779
Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,178
Texas Private Activity Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	6,000	6,378
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series A, Cosmos Foundation, Inc.,
6.20%, 2/15/40	5,000	4,781
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,024
7.13%, 11/1/40	2,000	2,014
Tyler Health Facilities Development Corp. Hospital Revenue Refunding & Improvement Bonds, Series A, East Texas Medical Center,
5.38%, 11/1/37	6,000	5,055
University of Texas Permanent Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	5,901

		80,030

Virginia - 2.2%
Charles City & County IDA Solid Waste Disposal Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12	500	516
Fairfax County EDA Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc.,
5.13%, 10/1/37	2,000	1,847
5.13%, 10/1/42	1,000	908
Richmond Public Utilities Revenue Refunding Bonds,
5.00%, 1/15/40	2,000	2,059
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Prerefunded,
5.63%, 6/1/15	4,530	5,292
Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series B, Public Higher Education Financing,
5.00%, 9/1/20	5,000	5,861
Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding),
5.00%, 8/1/23	2,000	2,247

		18,730

Washington - 3.2%
Pend Oreille County Public Utility District No. 001 Box Canyon Revenue Bonds,
5.25%, 1/1/41	8,000	7,532
Snohomish County School District No. 201 G.O. Unlimited Bonds (School Board Guaranty Insured),
5.25%, 12/1/21	5,000	5,745
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services,
7.00%, 7/1/39	6,000	6,113
Washington State Health Care Facilities Authority Revenue Bonds, Kadlec Regional Medical Center,
5.50%, 12/1/39	5,185	4,646
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project,
5.25%, 1/1/17	2,000	1,696

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Washington - 3.2% continued
5.63%, 1/1/27	$1,000	$688
5.63%, 1/1/38	1,000	611

		27,031

Wisconsin - 1.3%
Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project,
5.60%, 5/1/19	2,000	1,951
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals, Inc.,
6.75%, 8/15/34	1,000	986
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc.,
7.63%, 9/15/39	750	758
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare, Inc. Project,
5.10%, 3/1/25	1,000	920
5.25%, 3/1/35	2,650	2,298
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare,
5.00%, 5/1/32	5,000	4,324

		11,237

Wyoming - 1.9%
Sweetwater County PCR Refunding Bonds, Idaho Power Co. Project,
5.25%, 7/15/26	4,740	4,956
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	6,005	5,841
Wyoming Municipal Power Supply Agency Revenue Bonds, Series A,
5.00%, 1/1/42	5,020	4,928

		15,725

Total Municipal Bonds (Cost $811,595)		808,026

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - Tax-Exempt Portfolio (4) (5)	22,580,288	22,580

Total Investment Companies (Cost $22,580)		22,580

Total Investments - 98.5% (Cost $834,175)		830,606

Other Assets less Liabilities - 1.5%		12,465

NET ASSETS - 100.0%		$843,071

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of these restricted illiquid securities amounted to approximately $9,702,000 or 1.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
Seminole Tribe Gaming Division Revenue Bonds, Series 2010 A,
5.13%, 10/1/17	11/4/10	$4,000

Seminole Tribe Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22	9/27/07	1,039
5.25%, 10/1/27	9/27/07 - 12/12/07	1,909

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/15/08 - 7/25/08	1,748
5.75%, 9/1/42	6/27/07 - 1/21/10	1,408

(3)	Issuer has defaulted on terms of debt obligation.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $27,845,000 with net sales of approximately $5,265,000 during the three months ended June 30, 2011.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	8.8%
General	9.5
General Obligation	5.5
Higher Education	6.7
Medical	15.6
Nursing Homes	5.5
Pollution	9.4
Power	6.6
Transportation	7.4
Utilities	5.3
All other sectors less than 5%	19.7

Total	100.0%

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$834,175

Gross tax appreciation of investments	$22,019
Gross tax depreciation of investments	(25,588)

Net tax depreciation of investments	$(3,569)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$808,026	(1)	$—	$808,026
Investment Companies	22,580	—		—	22,580

Total Investments	$22,580	$808,026		$—	$830,606

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2%
Arizona - 3.1%
Arizona School Facilities Board COP,
5.25%, 9/1/23	$10,000	$10,305
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project,
5.25%, 7/1/20	10,000	11,761
Mesa Utilities System Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/19	6,500	7,426
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,206
Pinal County Obligations Revenue Refunding Bonds,
5.00%, 8/1/18	1,705	1,906
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured),
5.75%, 7/15/18	4,625	5,339
Scottsdale Preserve Authority Excise Refunding TRB,
5.25%, 7/1/23	5,755	6,582
5.25%, 7/1/24	5,990	6,759

		53,284

California - 11.6%
Alvord Unified School District FSA G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	2,450	2,837
Cabrillo Community College District G.O Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	5,000	5,083
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project,
5.00%, 6/1/21 (1)	5,000	5,756
California State Department of Veterans Affairs Home Purchase Revenue Bonds, Sub Series A-3,
4.50%, 12/1/23	4,000	4,002
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/18	300	351
California State G.O. Unlimited Bonds,
4.75%, 3/1/24	15,035	15,503
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	5,000	5,475
California State Variable G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	135	135
Carlsbad Unified School District Convertible Capital Appreciation G.O. Unlimited Bonds, Series C, Election,
6.92%, 8/1/35 (2)	11,850	4,524
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
5.38%, 8/1/26	2,500	2,562
Contra Costa Water District Revenue Refunding Bonds, Series O (AMBAC Insured),
5.00%, 10/1/29	3,410	3,491
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,069
Fontana Unified School District G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured),
13.77%, 8/1/31 (2)	5,000	1,367
Foothill-De Anza Community College District G.O. Unlimited Bonds, Series C,
5.00%, 8/1/36	5,000	5,115
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,036
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election 1999 (NATL-RE Insured),
5.00%, 8/1/33	2,230	2,224
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured),
5.00%, 10/1/21	4,000	4,312
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,620

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2%continued
California - 11.6% continued
Los Angeles Department of Water & Power Revenue Bonds, Series A, Power Systems,
5.00%, 7/1/20	$10,000	$11,610
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 9/1/19	5,000	5,184
5.00%, 9/1/19	5,000	5,319
5.00%, 9/1/22	6,205	6,644
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/20 (1)	3,000	3,292
Los Angeles Wastewater System Revenue Refunding Bonds, Sub Series A (NATL-RE Insured),
5.00%, 6/1/27	14,000	14,356
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,043
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B,
2.00%, 7/1/12	5,000	5,090
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,167
Port Oakland Revenue Bonds, Series K (AMT), Unrefunded Balance (NATL-RE FGIC Insured),
5.75%, 11/1/15	2,070	2,075
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/27	3,500	3,610
San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002 (AGM Insured),
5.00%, 8/1/31	5,000	5,024
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
5.25%, 3/1/22	5,000	5,305
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series A,
5.25%, 5/15/24	5,000	5,561
San Francisco City & County International Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,540
San Francisco Community College District G.O. Unlimited Bonds, Series D, Election 2005,
5.00%, 6/15/29	2,090	2,188
San Mateo Foster City School District Convertible Capital Appreciation G.O. Unlimited Bonds, Election,
5.34%, 8/1/32 (2)	1,970	942
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election 2004,
5.00%, 7/1/32 (1)	5,105	5,231
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008,
5.00%, 7/1/32	4,980	5,046
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,100	1,172
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,519
University of California General Revenue Bonds, Series B (AMBAC Insured),
5.00%, 5/15/19	10,000	10,649
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,709
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,700
University of California Revenue Bonds, Series L,
5.00%, 5/15/25	2,000	2,140
University of California Revenue Bonds, Series Q, Multiple Purpose Projects (AGM Insured), Prerefunded,
5.00%, 9/1/11	1,000	1,018

		198,671

Colorado - 1.4%
Denver City & County Excise Refunding TRB, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	5,550	6,378

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Colorado - 1.4% continued
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding),
5.50%, 12/1/22	$5,000	$6,123
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 12/1/21	10,000	11,824

		24,325

Connecticut - 0.7%
Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured),
5.00%, 6/1/15	10,715	11,890

District of Columbia - 1.0%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
6.00%, 10/1/35	5,000	5,667
5.50%, 10/1/39	10,500	11,170

		16,837

Florida - 6.8%
Crossings at Fleming Island Community Development District Special Assessment Refunding Bonds, Series C,
7.05%, 5/1/15	200	200
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/15	1,000	1,104
Florida Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.00%, 6/1/18	2,765	2,997
5.38%, 10/1/29	3,395	3,407
Florida State Board of Education G.O. Unlimited Bonds, Series A,
5.25%, 6/1/28	11,135	12,088
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	12,475	13,055
Florida State Department of Transportation Turnpike Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	10,000	11,104
Florida State Department of Transportation Turnpike Revenue Bonds, Series A (AGM Insured),
4.75%, 7/1/23	5,000	5,201
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.25%, 10/1/19	5,000	5,625
Gainesville Utilities System Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/13	1,065	1,178
5.25%, 10/1/13	1,120	1,239
Lee County Transportation Facilities Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/14	900	910
Marco Island Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/15	2,520	2,702
Miami-Dade County Aviation Revenue Bonds (AMT), Miami International Airport (NATL-RE FGIC Insured),
5.75%, 10/1/20	1,950	2,002
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 7/1/25	2,525	2,620
Miami-Dade County G.O. Unlimited Refunding Bonds, Series C, Sea Port,
5.00%, 10/1/24	4,890	5,270
Miami-Dade County Transit Sales Surtax Revenue Bonds (XLCA Insured),
5.00%, 7/1/31	10,000	10,110
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,428
5.25%, 10/1/22	2,500	2,866
Orlando & Orange County Expressway Authority Revenue Refunding Bonds, Series B (AGM Insured),
4.00%, 7/1/21	5,000	5,178
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured),
5.38%, 10/1/21	1,000	1,043
Osceola County Sales Tax Revenue Refunding Bonds (Assured Guaranty Insured),
5.00%, 10/1/22	3,520	3,804
5.00%, 10/1/23	1,250	1,336
5.00%, 10/1/24	3,505	3,707

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Florida - 6.8% continued
Palm Coast Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/21	$1,000	$1,062
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,365
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,865	6,379
Tampa Bay Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/25	5,000	5,432

		116,412

Georgia - 2.9%
Athens-Clarke County Union Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	10,000	10,526
DeKalb County Water & Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/32	2,810	2,854
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/19	5,000	5,940
5.00%, 7/1/20	10,000	11,951
Georgia State Road & Tollway Authority Revenue Refunding Bonds, Series B (State Guaranteed),
5.00%, 10/1/20	10,000	11,966
Municipal Electric Authority of Georgia Revenue Bonds, Sub Series A, Project One (G.O. of Authority Insured),
5.00%, 1/1/21	5,000	5,589

		48,826

Hawaii - 0.1%
Hawaii State G.O. Unlimited Bonds, Series DJ (AMBAC Insured),
5.00%, 4/1/24	2,000	2,177

Illinois - 7.3%
Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 12/1/30	3,000	3,105
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured),
5.38%, 1/1/18	2,625	2,659
5.38%, 1/1/19	2,765	2,800
5.25%, 1/1/20	2,915	2,952
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	1,939
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (NATL-RE Insured),
5.25%, 1/1/26	5,000	5,117
Chicago O’Hare International Airport Revenue Bonds, Series B (AGM Insured),
5.00%, 1/1/19	7,500	8,102
Chicago O’Hare International Airport Revenue Bonds, Series B-2 (AMT), General Third Lien (XLCA Insured),
6.00%, 1/1/29	4,000	4,073
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), General Second Lien (AMBAC Insured),
5.50%, 1/1/18	10,000	10,076
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, General Third Lien (NATL-RE Insured),
5.00%, 1/1/28	6,280	6,302
Chicago O’Hare International Airport Revenue Refunding Bonds, Series D (AMT), General Third Lien,
5.25%, 1/1/16	1,250	1,386
5.25%, 1/1/17	1,000	1,104
5.25%, 1/1/18	750	824
5.25%, 1/1/19	2,000	2,165
Cook County G.O Unlimited Refunding Bonds, Series A,
5.25%, 11/15/22	10,000	10,806
Cook-Kane Lake & McHenry Counties Community College District No. 512 G.O. Unlimited Bonds, Series A, William Rainey Harper,
5.00%, 12/1/24	2,725	2,970
Illinois Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum of Natural History Project,
4.60%, Mandatory Put 11/1/15	4,250	4,587

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Illinois - 7.3% continued
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	$750	$793
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,496
Illinois Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 2/1/25	2,000	2,054
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A, (NATL-RE-IBC-FGIC Insured),
5.25%, 2/1/27	1,830	1,894
Illinois State Sales Build TRB,
5.00%, 6/15/19	5,000	5,655
Illinois State Sales TRB,
5.25%, 6/15/23	9,735	9,976
Illinois State Toll Highway Authority Revenue Refunding Bonds, Senior Series A-1,
5.00%, 1/1/26	1,300	1,330
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A,
4.13%, 1/1/20	5,000	5,078
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/18	10,000	10,741
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured),
5.13%, 11/1/24	1,000	1,042
Metropolitan Pier & Exposition Authority Dedicated State Refunding TRB, Series A, McCormick Place Expansion (NATL-RE FGIC Insured),
5.50%, 6/15/29	2,000	2,128
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured),
6.00%, 7/1/33	10,000	11,125

		125,279

Indiana - 1.2%
Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
4.50%, 6/1/29	5,000	5,026
Indiana Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured),
5.00%, 1/1/24	13,060	13,517
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
5.25%, 7/15/26	1,000	1,045
Porter County Jail Building Corp. Revenue Refunding Bonds, First Mortgage (AGM Insured),
5.50%, 7/10/21	1,000	1,134

		20,722

Iowa - 0.2%
Des Moines Independent Community School District Infrastructure Revenue Bonds,
5.00%, 6/1/22	2,900	3,139

Kansas - 0.7%
Wichita G.O. Unlimited Refunding Bonds, Series B,
3.00%, 9/1/12	3,195	3,297
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,600	1,641
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured),
5.25%, 10/1/18	4,000	4,305
Wyandotte County Unified Government Improvement G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	2,000	2,134

		11,377

Kentucky - 0.5%
Kentucky State Property & Building Commission Revenue Refunding Bonds, Series A, Project No. 100,
5.00%, 8/1/28 (1)	8,830	9,141

Louisiana - 0.3%
Louisiana State Gas & Fuels TRB, Series A (AGM Insured),
5.00%, 5/1/31	5,000	5,138

Maryland - 0.6%
Maryland State G.O. Unlimited Bonds, First Series B,
4.50%, 3/15/24	10,000	10,783

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Massachusetts - 7.3%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A,
5.25%, 7/1/26	$2,500	$2,908
5.25%, 7/1/30	5,000	5,683
5.25%, 7/1/34	500	525
Massachusetts Bay Transportation Authority Mass Sales TRB, Senior Series A,
5.00%, 7/1/24	10,000	11,449
Massachusetts Bay Transportation Authority Sales Refunding TRB, Senior Series B,
5.25%, 7/1/22	10,000	11,863
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	10,000	11,072
Massachusetts State G.O. Limited BABS, Consolidated Loan,
5.31%, 1/1/30	500	512
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan,
3.00%, 8/1/12	5,750	5,923
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System,
5.25%, 7/1/29	5,000	5,219
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University,
5.25%, 2/15/26	1,250	1,438
Massachusetts State Refunding G.O. Limited Bonds, Series B (AGM Insured),
5.25%, 9/1/25	3,500	4,104
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured),
5.00%, 8/15/22	15,000	16,293
5.00%, 8/15/30	10,025	10,387
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/37	10,000	10,216
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/18	500	604
5.50%, 6/1/21	500	608
Massachusetts State Water Pollution Abatement Trust Fund Revenue Bonds, Series 14, State Revolving Fund,
5.00%, 8/1/26	10,000	11,048
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Sub Series A, New Bedford Program (NATL-RE FGIC Insured),
4.75%, 2/1/26	1,555	1,556
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/32	1,000	1,119
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured),
5.00%, 8/1/26	10,865	11,973

		124,500

Michigan - 0.6%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured),
5.00%, 5/1/20	1,140	1,212
Michigan State Trunk Line Fund Revenue Refunding Bonds (AGM Insured),
5.25%, 11/1/16	1,150	1,342
Wayne County Airport Authority Revenue Refunding Bonds, Series A (AMT), Detroit Metropolitan Airport,
5.00%, 12/1/17	4,250	4,431
5.00%, 12/1/18	3,500	3,588

		10,573

Minnesota - 1.0%
Minneapolis & St Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,641
Minnesota State G.O. Unlimited Bonds, Unrefunded Balance, Prerefunded,
5.25%, 11/1/12	470	501
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	320	333
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D,
2.00%, 8/1/11	6,785	6,796
3.00%, 8/1/12	2,325	2,394

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Minnesota - 1.0% continued
Rochester Health Care Facilities Revenue Bonds, Series C, Mayo Clinic,
4.50%, Mandatory Put 11/15/21	$4,375	$4,756

		17,421

Mississippi - 0.0%
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	55	57

Missouri - 0.4%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/22	5,060	5,856

Nebraska - 0.3%
Lincoln Electric System Revenue Bonds,
5.00%, 9/1/31	5,500	5,664

Nevada - 1.3%
Clark County School District G.O. Limited Bonds, Series A, Limited Tax Building,
5.00%, 6/15/24	10,000	10,486
Nevada State G.O. Limited Bonds, Series C, Capital Improvement & Cultural Affairs,
5.00%, 6/1/21	8,000	8,790
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,635

		22,911

New Jersey - 1.2%
New Jersey Economic Development Authority Revenue Refunding Bonds, Series GG, School Facilities (State Appropriated),
5.25%, 9/1/25	5,075	5,290
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	471
New Jersey State G.O. Unlimited Refunding Bonds, Series Q,
5.00%, 8/15/19	10,000	11,492
New Jersey State Transportation Trust Fund Authority Capital Appreciation Revenue Bonds, Series C, Transportation System (AMBAC Insured),
8.43%, 12/15/26 (2)	10,000	3,997

		21,250

New York - 16.6%
Babylon Public Improvement G.O. Unlimited Bonds,
4.00%, 4/1/22	1,805	1,900
Long Island Power Authority Electric System Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,553
Metropolitan Transportation Authority Dedicated Refunding TRB, Series A,
5.00%, 11/15/17	3,260	3,764
Metropolitan Transportation Authority Dedicated TRB, Series A, (NATL-RE-IBC Insured),
5.00%, 11/15/30	10,000	10,032
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	10,000	10,545
New York City Municipal Water & Sewer Finance Authority Revenue Bonds, Series HH, Second Generation Resolution,
5.00%, 6/15/32	11,750	12,265
New York City Municipal Water & Sewer Finance Authority System Revenue Bonds, Series A, Fiscal 2005,
5.00%, 6/15/39	10,000	10,104
New York City Municipal Water & Sewer Finance Authority System Revenue Bonds, Series B,
5.00%, 6/15/22	4,000	4,331
New York City Municipal Water & Sewer Finance Authority System Revenue Bonds, Series G,
5.13%, 6/15/32	10,000	10,034
New York City Transitional Finance Authority Revenue Bonds, Sub Series B, Future Tax Secured,
5.00%, 11/1/18	10,000	11,769
New York City Transitional Finance Authority Revenue Bonds, Sub Series E, Future Tax Secured,
5.00%, 11/1/14	5,000	5,647

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
New York - 16.6% continued
New York City Transitional Finance Authority Revenue Refunding Bonds, Senior Series A-1, Future Tax Secured,
5.00%, 11/1/14	$10,000	$11,319
New York G.O Unlimited Bonds, Sub Series C-1, Fiscal 2008,
5.00%, 10/1/22	10,000	10,915
New York G.O. Unlimited Bonds, Series A,
5.00%, 8/1/26	5,000	5,288
New York G.O. Unlimited Bonds, Series B,
5.00%, 8/1/20	10,000	11,578
New York G.O. Unlimited Bonds, Series E,
5.00%, 11/1/25	10,000	10,556
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School Districts Financing Program (State Aid Withholding G.O. of District),
5.00%, 10/1/25	5,000	5,296
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,457
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, Columbia University,
5.00%, 7/1/25	6,965	7,595
New York State Dormitory Authority State Personal Education Income Refunding TRB, Series B (AMBAC Insured),
5.50%, 3/15/24	10,170	12,330
5.50%, 3/15/30	3,000	3,584
New York State Dormitory Authority State Personal Education Income TRB, Series B,
5.75%, 3/15/36	16,000	17,573
New York State Dormitory Authority State Personal Education Income TRB, Series C,
5.00%, 3/15/26	10,000	10,722
New York State Dormitory Authority State Personal Income TRB, Series A,
5.25%, 2/15/23	1,000	1,129
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Revolving Funds, Municipal Water Project,
5.00%, 6/15/36	9,230	9,567
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds, Municipal Water Project,
5.25%, 6/15/15	1,000	1,043
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance,
5.00%, 6/15/25	5,000	5,343
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	10,982
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured),
5.00%, 4/1/21	5,000	5,792
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C, (NATL-RE-IBC G.O. of Corp. Insured),
5.50%, 4/1/17	4,425	5,297
New York State Thruway Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,640
5.00%, 3/15/22	10,000	11,460
New York State Urban Development Corp. Purpose Revenue Bonds, Subordinate Lien (HUD 236 Insured G.O. of Corp.),
5.50%, 7/1/16	975	979
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,072
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.25%, 10/15/27	4,095	4,392
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,100	5,686
5.00%, 10/15/24	2,000	2,157
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C,
5.25%, 6/1/13	1,820	1,826
5.50%, 6/1/15	5,000	5,019
5.50%, 6/1/19	2,500	2,661

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
New York - 16.6% continued
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured),
5.50%, 11/15/21	$5,000	$5,950

		285,152

North Carolina - 1.5%
Mecklenburg County G.O Unlimited Refunding Bonds,
5.00%, 2/1/19	10,000	11,903
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,240
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 5/1/21	5,000	5,983
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	5,894

		26,020

Ohio - 0.6%
Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured),
5.00%, 12/1/33	3,000	3,009
Monroe Local School District G.O. Unlimited Refunding Bonds, School Improvement (AMBAC Insured),
5.50%, 12/1/24	1,000	1,143
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	380	381
Ohio State Water Development Authority PCR Bonds, Series B, Loan Fund, Unrefunded Balance,
5.00%, 6/1/23	1,000	1,026
University Cincinnati General Receipts Revenue Bonds, Series F,
5.00%, 6/1/25	5,000	5,221

		10,780

Oregon - 2.0%
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,127
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/11	4,070	4,134
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	11,337
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
4.75%, 9/1/29	2,985	3,083
Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds, Hills Boro (NATL-RE Insured),
5.00%, 6/15/21	10,000	11,135

		34,816

Pennsylvania - 0.8%
Allegheny County Port Transportation Authority Special Revenue Refunding Bonds,
5.75%, 3/1/29	3,000	3,225
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,200	1,213
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT),
5.10%, 10/1/22	675	686
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,589
Pittsburgh Public Schools District G.O. Unlimited Bonds, Series A (AGM State Aid Withholding),
5.00%, 9/1/19	2,390	2,702

		13,415

Puerto Rico - 0.3%
Puerto Rico Financing Corp. Sales TRB, First Subordinate Series A,
6.38%, 8/1/39	5,000	5,343

South Carolina - 1.6%
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/21	2,610	3,073

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
South Carolina - 1.6% continued
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	$5,000	$5,514
Richland County School District No. 1 G.O. Unlimited Bonds (AGM SCSDE Insured),
4.75%, 3/1/21	2,000	2,122
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	5,000	5,325
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	10,936

		26,970

Tennessee - 1.0%
Clarksville Water, Sewer & Gas Revenue Refunding Bonds,
4.00%, 2/1/23	5,000	5,150
4.00%, 2/1/24	11,550	11,806

		16,956

Texas - 4.6%
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	1,000	1,029
Denton Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 8/15/30	5,985	6,317
Duncanville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
4.75%, 2/15/32	4,625	4,672
Frisco Independent School District Building G.O. Unlimited Bonds, Prerefunded (PSF Gtd.),
6.50%, 8/15/12	1,535	1,642
Harris County G.O Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	5,000	5,725
Houston Independent School House District G.O. Limited Bonds (PSF Gtd.),
5.00%, 2/15/25	10,000	10,838
Humble Independent School District Building G.O. Unlimited Bonds (PSF Gtd.),
5.00%, 2/15/29	10,000	10,566
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 8/15/32	5,000	5,046
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.50%, 5/15/37	10,000	10,565
Lower Colorado River Authority Revenue Refunding Bonds,
5.50%, 5/15/33	2,000	2,092
Panhandle Regional Multifamily Housing Finance Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	484	514
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,036
6.00%, 10/1/21	1,250	1,273
Spring Independent School House District G.O. Unlimited Bonds (FGIC Insured),
5.00%, 8/15/25	4,680	4,827
Tarrant Regional Water District Revenue Bonds, Water Control & Improvement District (NATL-RE FGIC Insured),
5.00%, 3/1/25	6,750	7,285
Texas State G.O. Unlimited Bonds, Series II-A, Veterans Housing Assistance Program Fund,
5.25%, 12/1/23	3,000	3,428
Texas State Transportation Commission Revenue Bonds, First Tier,
5.00%, 4/1/23	2,050	2,243

		79,098

Utah - 1.1%
Utah State G.O. Unlimited Bonds, Series A,
3.00%, 7/1/12(1)	13,760	14,144
Utah State Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 7/1/11	1,000	1,000

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Utah - 1.1% continued
Utah Transit Authority Sales Refunding TRB, Series C (AGM Insured),
5.25%, 6/15/29	$2,630	$3,034

		18,178

Virginia - 1.2%
Virginia Commonwealth Transportation Board Federal Highway Revenue Bonds Reimbursement Notes,
5.00%, 9/27/12	5,550	5,876
Virginia State G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 6/1/12	2,630	2,698
Virginia State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/21	5,000	5,824
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A,
3.65%, 3/1/18	2,200	2,282
3.70%, 9/1/18	4,280	4,451

		21,131

Washington - 0.4%
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured),
4.20%, 12/1/23	5,000	5,155
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,091

		6,246

Wisconsin - 1.0%
Milwaukee G.O. Unlimited Notes, Series R2, Promissory Notes Cash Flow,
2.00%, 12/1/11	12,500	12,595
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/22	3,500	4,030

		16,625

Total Municipal Bonds (Cost $1,400,069)		1,426,963

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 17.6%
Northern Institutional Funds - Tax-Exempt Portfolio (3) (4)	302,195,171	$302,195

Total Investment Companies (Cost $302,195)		302,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.6%
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series Y, Harvard University Issue,
0.04%, 7/7/11	$10,000	$10,000

Total Short-Term Investments (Cost $10,000)		10,000

Total Investments - 101.4% (Cost $1,712,264)		1,739,158

Liabilities less Other Assets - (1.4)%		(23,390)

NET ASSETS—100.0%		$1,715,768

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $249,292,000 with net purchases of approximately $52,903,000 during the three months ended June 30, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

At June 30, 2011, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	17.4%
General	17.7
General Obligation	17.6
School District	7.6
Transportation	8.0
Water	9.1
All other sectors less than 5%	22.6

Total	100.0%

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands):

Federal tax cost of investments	$1,712,332

Gross tax appreciation of investments	$32,573
Gross tax depreciation of investments	(5,747)

Net tax appreciation of investments	$26,826

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,426,963	(1)	$—	$1,426,963
Investment Companies	302,195	—		—	302,195
Short-Term Investments	—	10,000		—	10,000

Total Investments	$302,195	$1,436,963		$—	$1,739,158

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BABS - Build America Bonds

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7%
Alaska - 0.4%
Alaska State International Airports Revenue Bonds, Series B (AMBAC Insured), Prerefunded,
5.25%, 10/1/12	$100	$106
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,807

		4,913

Arizona - 3.5%
Arizona Board of Regents State University Systems Revenue Bonds, Series A, Tempe Campus Projects,
3.00%, 7/1/11	500	500
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,181
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,738
Arizona Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A,
4.00%, 10/1/14	755	830
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/13	1,845	1,958
4.00%, 7/1/14	1,910	2,064
Glendale Union School District No. 205 G.O. Limited Refunding Bonds (AGM Insured),
4.38%, 7/1/11	300	300
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,113
4.00%, 7/1/16	1,000	1,126
Maricopa County Elementary School District No. 79 Litchfield Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2006 (NATL-RE FGIC Insured),
4.00%, 7/1/11	100	100
Maricopa County High School District No 210-Phoenix, G.O.Unlimited Bonds, Series C, School Improvement Project (NATL-RE Insured),
5.00%, 7/1/12	135	141
Maricopa County School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,855
Maricopa County School District No. 4 Mesa G.O. Unlimited Bonds, Series B, School Improvement Project of 2005 (NATL-RE FGIC Insured),
4.00%, 7/1/12	200	207
Maricopa County School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/14	3,505	3,798
Maricopa County Unified School District No. 48 Scottsdale G.O. Limited Refunding Bonds, Series A (AGM Insured),
4.00%, 7/1/11	100	100
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project 2008 (AGM Insured),
2.50%, 7/1/14	225	231
4.25%, 7/1/14	5,000	5,379
Mesa Utility Systems Revenue Refunding Bonds (AGM-CR FGIC Insured),
5.25%, 7/1/12	530	555
Phoenix City G.O. Unlimited Bonds, Series B,
5.00%, 7/1/16	5,000	5,680
Phoenix Civic Improvement Corp. Waste Water Systems Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured),
5.00%, 7/1/12	115	120
Phoenix Civic Improvement Corp. Water Systems Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/19	8,500	9,273
Pima County Street & Highway Revenue Bonds (NATL-RE FGIC Insured),
4.25%, 7/1/11	835	835
Pinal County Obligation Revenue Refunding Bonds,
3.00%, 8/1/15	1,820	1,888
Tucson Street & Highway User Revenue Bonds, Series A, Senior Lien (NATL-RE Insured),
7.00%, 7/1/11	500	500

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Arizona - 3.5% continued
Tucson Water Systems Revenue Bonds,
5.00%, 7/1/16	$1,275	$1,476

		49,948

Arkansas - 0.0%
Arkansas State Federal Highway Grant Anticipation & Tax G.O. Unlimited Refunding Bonds,
4.00%, 8/1/12	250	260
Fort Smith Water & Sewer Refunding & Construction Revenue Bonds, Series A (AGM Insured), Escrowed To Maturity,
5.00%, 10/1/11	185	187

		447

California - 5.3%
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	558
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/15	10,000	11,438
California State G.O. Unlimited Various Purpose Bonds,
5.00%, 3/1/12	340	350
California Statewide Communities Development Authority Revenue Bonds, Series 1A, Receivables Program,
5.00%, 6/15/13	10,000	10,747
Eastern Municipal District of California Water & Sewer Revenue Refunding COP, Series C (NATL-RE FGIC Insured),
4.00%, 7/1/11	100	100
Glendale Unified School District G.O. Unlimited Refunding Bonds,
4.00%, 9/1/11	250	252
Los Angeles County G.O. Unlimited TRANS, Series A,
2.50%, 2/29/12(1)	5,000	5,070
Los Angeles Department of Water & Power Systems Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,813
Los Angeles G.O. Unlimited TRANS,
2.50%, 2/29/12(1)	5,000	5,073
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,644
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/16	5,000	5,795
Pasadena Electric Revenue Bonds (NATL-RE Insured), Prerefunded,
5.00%, 6/1/12	500	522
San Bernardino County Transportation Authority Sales TRB, Series A,
5.00%, 5/1/12	5,250	5,452
San Francisco City & County Unified School District G.O. Unlimited TRANS,
2.00%, 6/29/12(1)	8,000	8,131
Santa Barbara County Schools Financing Authority TRANS (G.O. of District),
2.00%, 6/29/12(1)	5,000	5,080
University of California Revenue Bonds, Series P, Regents University of California,
5.00%, 5/15/13	5,085	5,508

		75,533

Colorado - 0.9%
Colorado Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured),
5.50%, 6/15/12	1,000	1,050
Denver City & County Art Museum G.O. Unlimited Bonds,
5.00%, 8/1/11	100	101
Denver City & County Excise Taxable Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	5,876
Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (NATL-RE Insured State Aid Withholding),
6.50%, 12/15/11	2,645	2,720
Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 12/15/13	585	647
Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured),
5.00%, 12/1/16	1,590	1,788

		12,182

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Connecticut - 2.0%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A,
5.00%, 1/1/13	$450	$480
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/14	10,000	11,054
Connecticut State G.O. Unlimited Bonds, Series C,
4.50%, 11/1/12	100	106
Connecticut State G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured),
5.00%, 5/1/12	100	104
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	6,476
Connecticut State Spaecial Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastructure (AGM Insured),
5.38%, 10/1/11	245	248
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien Transportation Infrastructure,
5.00%, 2/1/17	2,500	2,911
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series C, Transportation Infrastructure,
5.00%, 11/1/18	5,230	6,159

		27,538

Delaware - 1.4%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	17,461
Delaware Transportation Authority System Senior Revenue Bonds (NATL-RE Insured),
5.00%, 7/1/12	160	168
University of Delaware Revenue Refunding Bonds, Series B,
4.00%, 11/1/14	1,250	1,381
5.00%, 11/1/15	1,000	1,163

		20,173

District of Columbia - 0.0%
District of Columbia Income Tax Revenue Refunding Bonds, Secured Series C,
5.00%, 12/1/11	100	102

Florida - 6.2%
Brevard County School Board COP (AMBAC Insured), Prerefunded,
5.50%, 7/1/12	705	741
Citizens Property Insurance Corp. Revenue Notes, Series A-2, Secured Coastal,
2.00%, 6/1/12 (1)	10,000	10,123
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,259
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	5,000	5,338
5.00%, 7/1/15	10,000	11,041
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A MBIA (NATL-RE-IBC Insured),
5.00%, 7/1/11	5,000	5,001
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured),
5.25%, 6/1/12	1,000	1,045
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,430	6,215
Florida State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 6/1/12	1,575	1,643
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Guaranteed NATL-RE Insured),
5.00%, 6/1/15	5,750	6,222
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A, (AMBAC Insured),
5.00%, 7/1/12	200	209
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B,
6.38%, 7/1/14	1,500	1,738
Florida State Municipal Agency All Requirements Power Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,492
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation (AGM Insured),
5.00%, 7/1/12	120	126

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Florida - 6.2% continued
Jacksonville Excise TRB, Series B (AMBAC Insured),
5.38%, 10/1/18	$2,350	$2,460
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Project,
5.00%, 7/1/15	5,000	5,673
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/13	3,500	3,795
Orlando Capital Improvement Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/11	1,000	1,012
Osceola County G.O. Limited Bonds (Assured Guaranty Insured),
3.00%, 10/1/11	1,260	1,267
Palm Beach County School Board COP, Series A (AGM Insured), Prerefunded,
5.38%, 8/1/12	150	158
Palm Beach County School Board Refunding COP, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,623
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,694
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/11	1,510	1,528
5.00%, 10/1/12	1,440	1,519
5.00%, 10/1/14	2,535	2,793
Tallahassee Blueprint 2000 Intergovernmental Agency Revenue Bonds (NATL-RE Insured),
5.00%, 10/1/14	500	548

		87,263

Georgia - 2.8%
Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/12	2,845	2,956
County of Fulton Library G.O. Unlimited Bonds, Series A,
2.50%, 7/1/12	100	102
Fulton County Facilities Corp. COP, Public Purpose Project,
5.00%, 11/1/15	2,250	2,502
5.00%, 11/1/16	2,280	2,553
Georgia State G.O. Unlimited Bonds, Series F,
5.00%, 11/1/14	5,000	5,695
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,884
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured),
5.00%, 6/1/13	3,000	3,254
Georgia State Road & Tollway Authority Unrefunded Balance Governers Revenue Bonds (State Gtd.),
5.25%, 3/1/12	110	114
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,051
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19 (1)	5,270	6,199
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured),
5.00%, 7/1/15	4,000	4,589
Municipal Electric Authority Revenue Bonds, Subseries A, Project One,
5.00%, 1/1/13	2,000	2,116
Municipal Electric Authority Revenue Bonds, Subseries D, Project One,
5.00%, 1/1/13	1,710	1,809
5.00%, 1/1/14	1,045	1,136

		39,960

Hawaii - 0.6%
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured),
5.25%, 9/1/16	5,000	5,455
Hawaii State G.O. Unlimited Refunding Bonds, Series DV,
5.00%, 11/1/12	105	112
Honolulu City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,311

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Hawaii - 0.6% continued
Maui County G.O. Unlimited Bonds, Series C (NATL-RE Insured),
3.75%, 9/1/11	$100	$101

		7,979

Illinois - 1.3%
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,298
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.00%, 3/1/15	4,000	4,408
Illinois State Sales TRB,
5.38%, 6/15/16	2,010	2,015
Illinois State Toll Highway Authority Revenue Bonds, Series A2 (AGM Insured), Prerefunded,
5.00%, 7/1/16	8,075	9,552
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,061
St Charles G.O. Unlimited Refunding Bonds, Series B, Corporation Purpose,
2.00%, 12/1/11	300	301

		18,635

Indiana - 1.0%
Indiana State Facilities Finance Authority Revenue Refunding Bonds,
5.00%, 7/1/14	3,485	3,835
Indiana Transportation Finance Authority Highway Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,780
Indiana University Revenue Bonds, Series O, Student Fee (NATL-RE FGIC Insured),
5.00%, 8/1/11	600	602
Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,636
Indianapolis-Marion County Public Library G.O. Unlimited Refunding Bonds,
3.00%, 7/1/12	270	276
Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding),
4.00%, 1/15/13	500	527
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
4.00%, 1/15/14	1,805	1,931

		13,587

Iowa - 0.1%
Council Bluffs G.O. Unlimited Bonds, Series A (NATL-RE Insured),
4.00%, 6/1/12	300	310
Iowa State University of Science & Technology Dormitory Revenue Refunding Bonds, Series I.S.U. 2011 A,
2.00%, 7/1/12	560	570

		880

Kansas - 0.2%
Kansas State Development Finance Authority Revolving Water PCR Bonds,
5.00%, 11/1/12	100	107
Wichita Water and Sewerage Utilities Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 10/1/19	2,000	2,139

		2,246

Kentucky - 1.1%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	6,565
Kentucky State Property & Buildings Commission Revenue Refunding Bonds,
5.00%, 11/1/12	4,475	4,741
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 72 (NATL-RE Insured),
5.38%, 10/1/11	150	152
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured),
5.25%, 2/1/17	3,000	3,470

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Kentucky - 1.1% continued
Kentucky Turnpike Authority Economic Development Revenue Refunding Bonds, Series A, Revitalization Project (AMBAC Insured),
5.50%, 7/1/12	$250	$263

		15,191

Louisiana - 0.1%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded, 5.00%, 4/1/12	1,000	1,036

Maine - 0.0%
Falmouth G.O. Unlimited Refunding Bonds,
2.00%, 11/15/11	200	201
Maine Municipal Bond Bank Sewer & Water Revenue Refunding Bonds, Series B, Waste Water Project,
3.50%, 11/1/11	100	101
University of Maine System Revenue Bonds (AGM Insured),
5.38%, 3/1/12	100	104
University of Maine System Revenue Bonds (NATL-RE Insured),
5.00%, 3/1/12	150	155

		561

Maryland - 2.7%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 3/1/15	380	434
5.00%, 4/1/18	2,915	3,453
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	5,425	6,426
Frederick County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 12/1/15	6,375	7,156
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	17,678
Maryland State Department of Transportation Revenue Bonds,
4.50%, 2/15/12	1,850	1,899
Montgomery County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 5/1/12	1,000	1,040

		38,086

Massachusetts - 1.2%
Massachusetts Bay Transportation Authority Assesment Revenue Bonds, Series A,
5.00%, 7/1/12	550	576
Massachusetts Bay Transportation Authority Revenue Bonds, Series A, General Transportation Systems (G.O. Authority of State Gtd.),
5.80%, 3/1/12	100	104
Massachusetts State Department of Transportation System Highway Revenue Bonds, Senior Series B,
5.00%, 1/1/15	3,500	3,888
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan (AGM Insured), Prerefunded,
5.50%, 3/1/12	425	440
5.50%, 3/1/12	150	155
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan,
5.50%, 12/1/11	5,000	5,111
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan (NATL-RE FGIC Insured G.O. of Commonwealth),
5.50%, 11/1/14	1,875	2,156
Massachusetts State G.O. Unlimited Refunding Bonds, Series A,
6.00%, 11/1/11	1,275	1,300
Massachusetts State G.O.Unlimited Bonds, Series A, Consolidated Loan,
5.00%, 8/1/12	290	305
Massachusetts State School Building Authority Dedicated Sales TRB, Series A,
4.00%, 5/15/12	300	310
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan,
5.50%, 6/1/12	100	105
Quincy G.O. Limited Bond Anticipation Notes,
2.00%, 7/29/11	2,500	2,503

		16,953

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Michigan - 0.5%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded,
5.25%, 7/1/13	$1,000	$1,093
Lake Fenton Community Schools G.O. Unlimited Bonds (Q-SBLF Insured), Prerefunded,
5.50%, 5/1/12	500	522
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Program (NATL-RE Insured), Prerefunded,
5.00%, 10/15/13	5,000	5,512

		7,127

Minnesota - 2.0%
Minneapolis Health Care Systems Revenue Bonds, Series A, Allina Health Systems, Prerefunded,
5.75%, 11/15/12	225	242
Minnesota Public Facilities Authority State Revolving Fund Revenue Bonds, Series C,
5.00%, 3/1/17	5,000	5,899
Minnesota Public Facilities Authority Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,032
Minnesota Sate G.O. Unlimited Bonds, Prerefunded,
5.25%, 11/1/12	100	107
Minnesota State G.O. Unlimited Bonds, Series C,
5.00%, 8/1/13	5,000	5,471
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	11,150
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/12	2,190	2,240
5.00%, 1/1/14	2,320	2,535

		28,676

Mississippi - 0.3%
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,620	2,880
Mississippi State G.O. Unlimited Refunding Bonds,
5.75%, 12/1/11	510	522
Rankin County School District G.O. Unlimited Bonds (AGM Insured),
5.00%, 10/1/11	500	506

		3,908

Nebraska - 0.1%
Nebraska Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/14	1,730	1,899

Nevada - 1.0%
Clark County School District G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,246
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/18	2,000	2,204
Clark County School District G.O. Limited Bonds, Series C (NATL-RE Insured),
5.00%, 6/15/12	2,350	2,449
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/15	3,000	3,320
Clark County Water Reclamation District G.O. Limited Bonds, Series B,
4.00%, 7/1/13	1,225	1,305
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 6/1/13	1,600	1,716
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series D, Limited Tax Water,
5.00%, 6/1/15	770	869
Las Vegas-Clark County Library District G.O. Limited Refunding Bonds (NATL-RE FGIC Insured),
4.25%, 2/1/12	230	233
Nevada State G.O. Limited Refunding Bonds, Series A, Capital Improvement,
5.00%, 2/1/12	375	385

		14,727

New Hampshire - 0.5%
Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded,
5.50%, 6/1/13	1,400	1,526
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems,
5.00%, 7/1/14	3,000	3,312

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
New Hampshire - 0.5% continued
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 5/1/12	$2,500	$2,600

		7,438

New Jersey - 3.3%
Dover Township of Toms River General Improvement Golf Course Utility G.O. Unlimited Bonds (NATL-RE FGIC Insured),
3.00%, 3/1/12	120	122
Essex County Improvement G.O. Unlimited Bonds, Series A,
4.00%, 8/1/12	230	239
Lacey Township School District G.O. Unlimited Refunding Bonds (NATL-RE Insured School Board Resource Fund),
5.00%, 11/1/11	400	406
Mercer County College G.O. Unlimited Bonds,
4.00%, 6/1/12	275	284
Middlesex County Improvement Authority Lease Revenue Bonds, Capital Equipment (County Gtd.),
4.50%, 9/15/12	100	105
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series BB, Escrowed to Maturity,
3.00%, 9/1/11	150	151
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Sub-Series T-3 (AGM Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,709
New Jersey Economic Development Authority School Facilities Construction Revenue Refunding Bonds, Series EE,
5.00%, 9/1/18	10,000	11,012
New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, Partially Escrowed To Maturity,
5.50%, 9/1/11	1,000	1,009
New Jersey State Educational Facilities Authority Princeton Theological Revenue Bonds, Series A,
3.00%, 7/1/12	200	206
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	3,200	3,654
New Jersey State G.O. Unlimited Refunding Bonds, Series J (NATL-RE FGIC-TCRS Insured),
5.00%, 7/15/11	750	751
New Jersey State G.O. Unlimited Refunding Bonds, Series Q,
5.00%, 8/15/17	10,000	11,566
New Jersey State Transit Corp. COP, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,198
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 12/15/12	245	261
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series D, Unrefunded Balance (AMBAC Insured),
5.00%, 6/15/18	4,000	4,273
Ocean County General Improvement G.O. Unlimited Bonds (XLCA Insured),
4.00%, 8/1/12	190	198
Union County G.O. Unlimited Bonds,
3.00%, 3/1/19(1)	4,315	4,459
Union County G.O. Unlimited Bonds, Vocational Technology School (School Board Resource Fund Insured),
3.00%, 3/1/18(1)	460	484
3.00%, 3/1/19(1)	1,080	1,116
Wayne Township School District G.O. Unlimited Bonds (AGM Insured School Board Resource Fund),
3.25%, 7/15/11	1,500	1,502

		46,705

New Mexico - 1.5%
Albuquerque City G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,707
Albuquerque City General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,670
Albuquerque Municipal School District No. 012 G.O. Unlimited Refunding Bonds (State Aid Withholding),
2.00%, 8/1/11	1,505	1,507
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds,
4.00%, 6/1/13	1,000	1,065

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
New Mexico - 1.5% continued
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	$10,000	$11,826

		21,775

New York - 8.5%
Buffalo School G.O. Unlimited Bonds, Series D (NATL-RE FGIC State Aid Withholding), Economic Defeased To Call Date,
5.50%, 12/15/12	250	256
Lake Success G.O. Unlimited Bonds, Series B,
3.50%, 12/1/11	200	203
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,087
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (AGM Insured),
5.00%, 11/15/11	100	102
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,543
Metropolitan Transportation Authority Revenue Refunding Bonds, Series E (NATL-RE Insured),
5.25%, 11/15/11	125	127
5.50%, 11/15/12	335	357
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured),
5.00%, 11/15/12	4,000	4,237
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp.),
5.00%, 2/15/13	5,000	5,317
New York City Transitional Finance Authority Future Revenue Bonds, Prerefunded,
5.25%, 8/1/13	585	641
New York City Transitional Finance Authority Future Revenue Bonds, Unrefunded Balance,
5.25%, 8/1/18	4,450	4,851
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,
5.00%, 11/1/15	5,000	5,783
New York City Transitional Finance Authority Revenue Bonds, Sub-Series E, Future Tax Secured,
4.00%, 11/1/12	195	205
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Future Tax Secured,
5.00%, 11/1/15	8,400	9,716
New York G.O. Unlimited Bonds, Series C,
5.25%, 8/1/11	3,250	3,264
New York G.O. Unlimited Bonds, Series E, Prerefunded, Escrowed To Maturity,
5.00%, 8/1/11	10	10
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 8/1/11	1,440	1,446
New York G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,750
New York State Dormitory Authority Educational Facilities Revenue Bonds, Series A (FGIC Insured), Prerefunded,
4.88%, 5/15/12	150	158
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Cornell University,
3.00%, 7/1/12	200	206
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,165
5.00%, 10/1/17	2,880	3,264
New York State Dormitory Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,467
New York State Dormitory Authority Personal Income TRB, Series D,
4.00%, 3/15/12	250	257
New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement (State Appropriation Insured),
5.00%, 2/15/13	5,000	5,332
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, City University System Consolidated Fifth General Resolution,
5.00%, 7/1/14	1,370	1,519

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
New York - 8.5% continued
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured),
5.00%, 2/15/14	$2,810	$3,092
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Consolidated Service Contract,
3.00%, 7/1/12	475	486
New York State Dormitory Authority Third General Resources Revenue Bonds, Series A,
3.50%, 11/15/11	200	202
New York State Environmental Facilities Corp. Clean Water And Drinking Water Revolving Funds Revenue Bonds, Municipal Water Finance Authority Project,
3.25%, 6/15/12	100	103
New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project,
5.25%, 6/15/21	6,510	6,766
New York State Environmental Facilities Corp. State Clean Water And Drinking Water Revolving Funds Revenue Bonds,
5.00%, 6/15/12	100	105
New York State Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State Aid Withholding),
5.25%, 12/1/11	250	255
New York State Thruway Authority General Revenue Bonds, Anticipatory Notes,
3.00%, 7/15/11	1,150	1,151
New York State Thruway Authority Highway & Bridge Revenue Refunding Bonds, Series C (NATL-RE Insured),
5.50%, 4/1/12	200	208
New York State Thruway Authority Personal Income TRB, Series A,
5.00%, 3/15/12	150	155
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A,
5.00%, 4/1/14	1,000	1,107
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A (NATL-RE Insured),
2.88%, 4/1/12	100	102
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,322
New York State Thruway Authority Service Contract Revenue Bonds, Local Highway & Bridge Service Contract,
5.50%, 4/1/12	200	208
New York State Thruway Authority Services Contract Revenue Bonds, Local Highway & Bridge Service Contract,
5.00%, 4/1/15	4,500	5,045
New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract,
5.00%, 4/1/13	3,000	3,212
New York State Urban Development Corp. Personal Income TRB, Series B (NATL-RE Insured),
5.00%, 3/15/12	150	155
New York State Urban Development Corp. Personal Income TRB, Series B-1,
5.00%, 3/15/16	2,075	2,406
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,411
Suffolk County G.O. Unlimited Tax Anticipation Notes,
2.00%, 9/13/11	20,000	20,065
Suffolk County Public Improvement G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 5/1/12	250	260
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority),
5.00%, 11/15/11	240	244
5.25%, 11/15/18	5,000	5,308

		120,631

North Carolina - 1.0%
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	11,673

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
North Carolina - 1.0% continued
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	$2,550	$2,631

		14,304

Ohio - 2.8%
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 6/1/15	2,500	2,874
Ohio State Common School G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,920
Ohio State Common School G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/14	2,500	2,822
Ohio State G.O. Unlimited Bonds, Series B, Higher Education, Prerefunded,
5.25%, 11/1/12	210	224
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	7,500	8,435
Ohio State University General Receipts Revenue Bonds, Series A,
5.25%, 12/1/12	175	187
Ohio State University General Receipts Revenue Bonds, Series A, Prerefunded,
5.00%, 12/1/12	2,035	2,168
Ohio State University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/14	5,000	5,671
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
5.00%, 12/1/14	2,250	2,559
Olentangy Local School District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement, Prerefunded,
5.25%, 12/1/12	200	214
University of Akron General Receipts Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/15	2,500	2,791
University of Cincinnati General Receipts Revenue Bonds, Series C (Assured Guaranty Insured),
5.00%, 6/1/13	2,110	2,266
5.00%, 6/1/14	1,795	1,973

		39,104

Oklahoma - 0.2%
Oklahoma Department of Transportation Grant Revenue Bonds Anticipation Notes, Series A,
5.00%, 9/1/12	100	105
Oklahoma State Municipal Power Authority Power Supply System Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,754
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A,
2.00%, 6/1/14	270	279

		2,138

Oregon - 1.2%
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,813
Oregon State Department of Administrative Services COP, Series C,
5.00%, 11/1/14	2,895	3,263
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/14	5,670	6,390
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,718
Washington County Oregon School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series B (AGM Insured),
5.00%, 6/1/12	225	235
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 6/1/12	1,800	1,879

		17,298

Pennsylvania - 2.2%
Delaware River Joint Toll Bridge Commission Revenue Bonds,
5.25%, 7/1/12	250	261
Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,103

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Pennsylvania - 2.2% continued
Parkland School District G.O. Unlimited Bonds (NATL-RE FGIC Insured State Aid Withholding),
5.25%, 9/1/11	$100	$101
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	17,246
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,894
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University),
5.00%, 9/15/14	6,000	6,801

		31,406

Rhode Island - 0.0%
Rhode Island Clean Water Finance Agency PCR Refunding Bonds, Sub-Series A,
5.00%, 10/1/14	150	170
Rhode Island Clean Water Finance Agency Water PCR Bonds,
5.00%, 10/1/12	100	106

		276

South Carolina - 1.5%
Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded,
5.50%, 12/1/12	1,140	1,235
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,717
South Carolina Capital Improvements G.O. Unlimited Bonds,
5.00%, 3/1/15	10,000	11,439
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured),
5.25%, 10/1/11	245	248
5.00%, 10/1/12	500	528
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 10/1/11	225	228
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (XLCA Insured),
5.00%, 10/1/11	575	582
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 10/1/11	500	506

		21,483

Tennessee - 1.4%
Knox County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/12	150	155
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University),
5.25%, 10/1/15	5,000	5,836
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University),
5.00%, 10/1/12	1,600	1,695
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/15	5,000	5,721
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,742
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program,
4.00%, 5/1/14	1,030	1,125

		20,274

Texas - 6.2%
Alamo Community College District Combined Fee Revenue Refunding Bonds (AGM Insured),
5.00%, 11/1/11	250	254
Austin Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 8/1/11	100	100
Bell County G.O. Limited Tax Notes, Prerefunded,
5.00%, 2/15/12	1,095	1,128

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Texas - 6.2% continued
Bell County G.O. Limited Tax Notes, Unrefunded Balance,
5.00%, 2/15/15	$905	$929
Carrollton Improvement G.O. Limited Refunding Bonds,
2.00%, 8/15/12	250	255
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.),
3.13%, 2/15/17	7,140	7,674
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
3.25%, 2/15/17	7,000	7,570
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.),
5.50%, 2/15/17	10,000	12,009
Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/11	3,435	3,477
El Paso Water And Sewer Revenue Refunding Bonds (NATL-RE Insured),
4.00%, 3/1/12	100	102
Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,066
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured),
5.00%, 3/1/19	3,000	3,319
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,849
Irving Prerefunded Improvement G.O. Limited Refunding Bonds, Escrowed To Maturity,
5.00%, 9/15/11	120	121
Irving Unrefunded Balance Improvement G.O. Limited Revenue Bonds,
5.00%, 9/15/11	880	889
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/13	1,000	1,079
5.00%, 5/15/15	1,580	1,790
Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance (FSA Insured),
6.00%, 5/15/12	1,075	1,080
Lower Colorado River Authority Transmission Contract Revenue Bonds (AGM Insured),
5.38%, 5/15/14	1,235	1,283
Lubbock Waterworks G.O. Limited Certificates, Series A,
2.00%, 2/15/12	825	834
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,044
Plano Independent School District G.O. Unlimited Bonds, Series A, School Building,
5.00%, 2/15/12	1,000	1,030
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
5.50%, 2/1/12	1,350	1,392
San Antonio G.O. Limited Bonds, Unrefunded Balance,
5.00%, 8/1/11	100	100
San Antonio General Improvement G.O. Limited Refunding Bonds,
4.00%, 8/1/12	1,585	1,649
Tarrant County G.O. Limited Tax Notes,
4.00%, 7/15/12	150	156
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	8,136
Texas State PFA G.O. Unlimited Refunding Bonds,
5.50%, 10/1/12	2,260	2,410
Texas State TRANS,
2.00%, 8/31/11	20,000	20,054

		87,779

Utah - 2.8%
Alpine School District G.O. Unlimited Bonds (School Board Guaranty), Prerefunded,
5.25%, 9/15/11	2,000	2,021
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty),
5.00%, 6/1/18	7,540	8,926
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 7/1/12	10,000	10,455
5.50%, 7/1/14	3,500	3,779

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Utah - 2.8% continued
Nebo School District G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty),
2.50%, 7/1/11	$500	$500
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	650	705
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/15	10,160	11,738
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,052

		39,176

Virginia - 4.2%
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,618
Fairfax County G.O. Unlimited Refunding Bonds, Series C, Public Improvement Project (State Aid Withholding),
5.00%, 10/1/15	10,235	11,910
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	11,890
Loudoun County G.O. Unlimited Bonds, Series B, Public Improvement Project (State Aid Withholding),
5.00%, 12/1/13	1,000	1,108
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B (State Appropriation Insured),
5.00%, 8/1/16	5,000	5,882
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/12	1,355	1,425
Virginia State Public School Authority School Financing 1997 Revenue Bonds, Series B-1 (State Aid Witholding),
5.00%, 8/1/16	1,000	1,176
Virginia State Public School Authority School Financing Revenue Bonds, Series B (State Aid Withholding), Prerefunded,
5.00%, 8/1/11	5,000	5,071
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	11,851
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program,
5.00%, 11/1/15	4,025	4,668

		58,599

Washington - 2.8%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/12	180	189
5.00%, 7/1/14	3,500	3,928
5.50%, 7/1/14	1,200	1,364
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
5.00%, 7/1/15	5,000	5,740
5.00%, 7/1/18	10,000	11,734
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3,
5.00%, 7/1/12	150	157
Energy Northwest Electric Revenue Refunding Bonds, Series D, Columbia Generating,
5.00%, 7/1/12	235	246
Energy Northwest Electric Unrefunded Revenue Bonds, Series A,
5.50%, 7/1/12	200	211
Franklin County Public Utility District No. 1 Electric Revenue Refunding Bonds (NATL-RE Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,062
King County Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.50%, 1/1/15	1,500	1,536
Port Seattle Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 7/1/12	200	209
Seattle Water System Revenue Bonds (NATL-RE Insured),
5.00%, 9/1/11	105	106
Snohomish County Limited Tax G.O. Limited Bonds (NATL-RE Insured), Prerefunded,
5.25%, 12/1/11	325	332
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	3,000	3,356

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.7% continued
Washington - 2.8% continued
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded,
5.25%, 12/1/11	$3,000	$3,062
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	6,112

		39,344

Wisconsin - 1.7%
Milwaukee City G.O. Unlimited Promissory Notes, Series N1,
5.00%, 2/15/16	4,300	4,982
Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured),
5.00%, 2/15/12	2,575	2,652
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,393
Milwaukee County Metropolitan Sewer District Sewage System G.O. Unlimited Bonds, Series F,
3.25%, 10/1/11	500	504
Racine Water Works System Mortgage Revenue Bonds (NATL-RE Insured),
4.00%, 9/1/12	100	104
Waukesha County G.O. Unlimited Promissory Notes,
1.25%, 4/1/12 (1)	3,660	3,688
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	5,291
Wisconsin State G.O. Unlimited Bonds, Series F (AGM Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,044
Wisconsin State Transportation Revenue Refunding Bonds (AGM Insured),
5.25%, 7/1/12	225	236

		23,894

Wyoming - 0.2%
Campbell County Recreation Project Board Lease Revenue Bonds,
5.00%, 6/15/12	3,000	3,124

Total Municipal Bonds (Cost $1,049,288)		1,084,298

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 24.2%
AIM Tax-Free Cash Reserve Portfolio	95,905	$96
Northern Institutional Funds - Tax-Exempt Portfolio (2) (3)	342,418,650	342,419

Total Investment Companies (Cost $342,515)		342,515

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.1%
Bethlehem Area School District G.O. Unlimited VRDB (AGM Insured State Aid Withholding),
3.00%, 7/7/11	$14,490	$14,490
Long Island Power Authority Electric System Revenue VRDB, Series J (AGM Insured),
3.25%, 7/5/11	11,120	11,120
Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB, Football Stadium Issue,
3.25%, 7/7/11	4,700	4,700

Total Short-Term Investments (Cost $30,310)		30,310

Total Investments - 103.0% (Cost $1,422,113)		1,457,123

Liabilities less Other Assets - (3.0)%		(43,092)

NET ASSETS - 100.0%		$1,414,031

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $185,149,000 with net purchases of approximately $157,270,000 during the three months ended June 30, 2011.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligations	26.5%
Financials	23.5
General	13.9
School District	10.8
Power	6.0
Transportation	5.4
All other sectors less than 5%	13.9

Total	100.0%

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,422,113

Gross tax appreciation of investments	$35,649
Gross tax depreciation of investments	(639)

Net tax appreciation of investments	$35,010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,084,298	(1)	$—	$1,084,298
Investment Companies	342,515	—		—	342,515
Short-Term Investments	—	30,310		—	30,310

Total Investments	$342,515	$1,114,608		$—	$1,457,123

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

IBC - Insured Bond Certificates

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

TCRS - Transferable Custody Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5%
Alaska - 0.3%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	$3,000	$3,099

Arizona - 0.6%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,452

California - 13.6%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	10,000	11,578
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,566
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project,
5.00%, 6/1/21 (1)	5,000	5,757
California State Department of Veteran Affairs Home Purpose Revenue Bonds, Sub Series A-3,
4.50%, 12/1/23	3,955	3,957
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	130	130
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	3,099
Carlsbad Unified School District Election G.O. Unlimited Convertible Bonds, Series B,
3.19%, 5/1/34 (2)	2,500	1,551
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured),
10.88%, 2/1/32 (2)	5,800	1,447
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	5,000	5,197
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,069
Fontana Unified School District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured),
13.77%, 8/1/31 (2)	5,380	1,471
Hartnell Community College District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 2002,
5.71%, 8/1/34 (2)	4,500	2,302
Kern High School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
6.60%, 2/1/17	1,845	1,890
6.60%, 8/1/17	1,825	1,869
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,036
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured),
5.00%, 10/1/21	1,000	1,078
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/20	10,000	11,611
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,043
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,309
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	7,020	7,410
New Haven Unified School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured),
11.89%, 8/1/31 (2)	1,270	339
12.58%, 8/1/32 (2)	1,285	320
Newport Mesa Unified School District Capital Appreciation G.O. Unlimited Bonds, Election 2005,
10.92%, 8/1/36 (2)	5,000	1,060
11.92%, 8/1/37 (2)	5,000	945
12.14%, 8/1/38 (2)	7,565	1,338
24.29%, 8/1/41 (2)	25,000	3,032
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,294
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	5,000	5,010

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5% continued
California - 13.6% continued
San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002 (AGM Insured),
5.00%, 8/1/31	$5,000	$5,024
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
5.25%, 3/1/22	3,155	3,347
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,080
San Joaquin County Transportation Authority Measure K Sales Limited TRB, Series A,
5.25%, 3/1/31	5,000	5,160
San Mateo Union High School District Capital Appreciation Convertible G.O. Unlimited Bonds, Series A, Election 2010,
6.97%, 9/1/41(2)	9,000	3,087
San Mateo Union High School District G.O. Unlimited Bonds, Series A, Election 2010,
5.00%, 9/1/42	3,500	3,553
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,709
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.50%, 8/1/30	5,375	5,572
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	7,000	7,381

		129,621

Colorado - 0.7%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	1,000	1,032
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,134
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured),
6.00%, 1/1/14	2,275	2,283

		6,449

Connecticut - 0.1%
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	790	821

Delaware - 0.3%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), Senior SFM (AGM Insured),
5.80%, 7/1/35	2,715	2,867

District of Columbia - 2.3%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,067
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
5.50%, 10/1/39	20,000	21,276

		22,343

Florida - 7.3%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	700	701
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	810	865
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
9.13%, 6/1/14	325	394
Florida State Board of Education G.O. Unlimited Bonds, Series F, Capital Outlay 2008,
5.00%, 6/1/41(1)	10,000	10,356
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	12,750	14,432

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5% continued
Florida - 7.3% continued
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	$10,000	$10,465
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.25%, 10/1/19	2,000	2,250
6.25%, 10/1/31	3,000	3,343
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,584
Miami-Dade County Transit Sales Surtax Revenue Bonds (XLCA Insured),
5.00%, 7/1/31	10,000	10,110
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Sub Series D, Escrowed to Maturity,
6.75%, 10/1/17	7,700	8,954
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	4,875	5,302

		69,756

Georgia - 2.8%
Athens-Clarke County Unified Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	7,500	7,894
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities-Lanier Village,
7.25%, 11/15/29	2,000	2,009
Georgia Municipal Electric Authority Power Revenue Bonds, Series B, Non-Callable Certificates (FGIC- TCRS Insured),
6.38%, 1/1/16	2,300	2,654
Georgia State Road & Tollway Authority Revenue Refunding Bonds, Series B (State Guaranteed),
5.00%, 10/1/20	6,420	7,683
Municipal Electric Authority Revenue Bonds, Sub Series A, Project One (G.O. of Authority Insured),
5.00%, 1/1/21	5,000	5,589
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	900	904

		26,733

Hawaii - 2.7%
Hawaii State G.O. Unlimited Bonds, Series DJ (AMBAC Insured),
5.00%, 4/1/24	3,420	3,722
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,058
Honolulu City & County Waste Water System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured),
5.00%, 7/1/35	15,000	15,190
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,249

		25,219

Illinois - 13.5%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, Unrefunded Balance (NATL-RE Insured),
13.34%, 1/1/33 (2)	505	119
Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 12/1/30	2,990	3,095
Chicago Metropolitan Water Reclamation District Greater Chicago G.O. Limited Refunding Bonds, Series C,
5.25%, 12/1/32	4,500	4,974
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	1,940
Chicago O’Hare International Airport Second Lien General Revenue Refunding Bonds (AMT) (AMBAC Insured),
5.50%, 1/1/18	5,000	5,038
Chicago O’Hare International Airport Third Lien General Revenue Bonds, Series B-2 (AMT) (XLCA Insured),
6.00%, 1/1/29	11,000	11,201
Chicago O’Hare International Airport Third Lien General Revenue Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/28	5,000	5,018
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/38	5,505	5,570

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5% continued
Illinois - 13.5% continued
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	$750	$793
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,058
5.25%, 3/1/40	2,500	2,496
Illinois Finance Authority Revenue Bonds, Series A, DePaul University,
6.13%, 10/1/40	5,000	5,191
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 2/1/27	5,000	5,176
Illinois State Sales TRB,
5.25%, 6/15/24	5,000	5,111
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	10,500	10,753
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,196
Metropolitan Pier & Exposition Authority Dedicated State Refunding TRB, Series B, McCormick Place (AGM Insured),
5.00%, 6/15/50	12,500	11,280
Metropolitan Pier & Exposition Authority Dedicated State Refunding TRB, Series B-2, McCormick Expansion Project,
5.00%, 6/15/50	3,000	2,707
5.25%, 6/15/50	5,000	4,709
Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	10,000	9,616
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	3,900	4,196
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured),
6.00%, 7/1/33	15,000	16,688
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,439

		128,364

Indiana - 2.3%
Hamilton County Public Building Corp. First Mortgage Revenue Bonds,
7.25%, 8/1/13	4,200	4,580
Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
4.50%, 6/1/29	3,000	3,016
Indiana State Office Building Commission Capital Complex Revenue Bonds, Series B (NATL-RE Insured),
7.40%, 7/1/15	5,620	6,521
Indianapolis Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured),
3.50%, 6/1/18	3,280	3,414
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (AGM Insured),
6.00%, 5/1/29	2,000	2,002
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 1/10/24	1,815	2,027

		21,560

Kansas - 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,685	1,728

Kentucky - 1.1%
Louisville & Jefferson County Metropolitan District Sewer & Drain System Revenue Bonds, Series A (NATL-RE Insured),
5.50%, 5/15/34	10,000	10,224

Louisiana - 0.5%
East Baton Rouge Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	5,138

Maryland - 0.2%
Montgomery County Housing Development Opportunities Commission Multifamily Revenue Bonds, Series A,
6.10%, 7/1/30	1,500	1,501

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5% continued
Massachusetts - 6.0%
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A,
5.25%, 7/1/26	$2,500	$2,909
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/24	10,000	11,449
5.25%, 7/1/31	1,000	1,132
Massachusetts State G.O. Unlimited Bonds, Series A,
5.00%, 4/1/28	10,000	10,902
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured),
5.00%, 7/1/19	5,000	5,743
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,219
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured),
5.00%, 8/15/30	5,000	5,180
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund,
5.00%, 8/1/27	10,000	10,974
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Sub Series A, MWRA Program,
6.00%, 8/1/19	3,000	3,779

		57,287

Michigan - 0.1%
Wayne Charter County Airport Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured),
5.38%, 12/1/15	1,000	1,065

Minnesota - 0.6%
Farmington Independent School District Building No. 192 G.O. Unlimited Bonds, Series B (AGM School District Credit Program Insured),
5.00%, 2/1/26	5,000	5,342
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	310	323
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	475	480

		6,145

Mississippi - 0.0%
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	35	36

Nebraska - 0.3%
Omaha Public Power District Electric Revenue Bonds, Series A,
5.50%, 2/1/39	2,500	2,650

Nevada - 0.5%
Clark County Passenger Facility Charge Revenue Bonds, Series A, Las Vegas-McCarran International Airport,
5.00%, 7/1/30	5,000	5,003

New Hampshire - 1.2%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	10,890	11,540

New Jersey - 1.0%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	472
New Jersey State Transportation System Trust Fund Authority Capital Appreciation Revenue Bonds, Series A,
5.99%, 12/15/30 (2)	14,750	4,496
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
2.21%, 1/1/35 (2)	5,000	4,067

		9,035

New Mexico - 0.4%
New Mexico Mortgage Finance Authority SFM Revenue Bonds, Series 1-C-2 (Collateralized by GNMA/FNMA/FHLMC Securities),
5.00%, 9/1/26	3,625	3,736

New York - 16.7%
Babylon Public Improvement G.O. Unlimited Bonds,
4.50%, 4/1/27	1,985	2,048

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5% continued
New York - 16.7% continued
Long Island Power Authority Electric System General Revenue Bonds, Series A,
6.00%, 5/1/33	$5,000	$5,473
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	10,000	10,436
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 11/15/21	5,000	5,440
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured),
5.00%, 11/15/30	15,000	15,049
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	10,000	10,545
New York City Municipal Water Finance Authority & Sewer Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	10,000	10,977
New York City Municipal Water Finance Authority & Sewer Second General Resolution Revenue Bonds, Series EE,
5.38%, 6/15/43	4,895	5,179
New York City Municipal Water Finance Authority & Sewer Second General Resolution Revenue Bonds, Series HH,
5.00%, 6/15/32	5,000	5,219
New York City Municipal Water Finance Authority & Sewer System Revenue Bonds, Series B,
5.00%, 6/15/22	1,000	1,083
New York City Transitional Finance Authority Future Tax Revenue Bonds (NATL-RE FGIC Insured), Prerefunded,
5.25%, 2/1/13	4,880	5,243
New York City Transitional Finance Authority Future Tax Revenue Bonds, Unrefunded Balance (NATL- RE FGIC Insured),
5.25%, 2/1/17	120	129
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series A-1,
5.00%, 11/1/14	10,000	11,319
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Court Facilities Lease (AMBAC Insured),
5.50%, 5/15/28	5,000	5,561
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School Districts Financing Program (State Aid Withholding G.O. of District Insured),
5.00%, 10/1/25	5,000	5,296
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding),
5.25%, 10/1/23	5,000	5,457
New York State Dormitory Authority Personal Education Income Refunding TRB, Series B (AMBAC Insured),
5.50%, 3/15/30	5,000	5,974
New York State Dormitory Authority Personal Education Income TRB, Series B,
5.75%, 3/15/36	11,980	13,158
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds Pool Financing Program,
5.50%, 4/15/35	5,000	5,741
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,640
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	5,000	5,121
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,575
5.00%, 10/15/24	10,000	10,787
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C,
5.50%, 6/1/19	2,500	2,661

		159,111

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency System Revenue Bonds, Series B,
5.00%, 1/1/26	2,250	2,333

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5% continued
North Carolina - 1.4% continued
North Carolina Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	$2,655	$3,414
North Carolina Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	7,152

		12,899

Ohio - 0.6%
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	395	396
Ohio State University General Receipts Revenue Bonds, Series D,
5.00%, 12/1/28	5,000	5,394

		5,790

Oklahoma - 0.2%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured),
6.00%, 1/1/13	2,245	2,350

Oregon - 0.6%
Oregon State Property G.O. Unlimited Bonds, Series J,
5.00%, 5/1/36	5,000	5,253

Pennsylvania - 0.7%
Allegheny County Port Transportation Authority Special Revenue Refunding Bonds,
5.75%, 3/1/29	5,000	5,376
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,371

		6,747

Puerto Rico - 0.6%
Puerto Rico Sales Tax Financing Corp. TRB, First Subordinate Series A,
6.38%, 8/1/39	5,000	5,343

South Carolina - 2.0%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,995	6,611
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	11,500	12,248

		18,859

Tennessee - 0.5%
Clarksville Water Sewer & Gas Revenue Refunding Bonds,
4.00%, 2/1/23	5,000	5,151

Texas - 6.2%
Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.),
6.38%, 2/15/34	5,000	5,798
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	835	860
Duncanville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
4.75%, 2/15/32	5,000	5,051
Frisco Independent School District School Building G.O. Unlimited Bonds, Series A (PSF Gtd.),
6.00%, 8/15/38	5,000	5,625
Frisco Independent School District School Building G.O. Unlimited Bonds, Series B (PSF Gtd.),
5.00%, 8/15/35	10,695	10,804
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds,
14.33%, 8/15/29 (2)	12,505	4,201
Houston Independent School House District G.O. Limited Bonds (PSF Gtd.),
5.00%, 2/15/25	5,000	5,419
Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 8/15/32	5,000	5,046
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.25%, 5/15/31	10,000	11,012

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.5% continued
Texas - 6.2% continued
North Texas Tollway Authority Capital Appreciation Convertible Revenue Bonds, Series C, Special Projects System,
2.87%, 9/1/45 (2)	$5,000	$2,830
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,036
6.00%, 10/1/21	1,250	1,273

		58,955

Utah - 0.6%
Utah Transit Authority Sales Refunding TRB, Series C (AGM Insured),
5.25%, 6/15/29	5,000	5,767

Virginia - 1.1%
Virginia Commonwealth Transportation Board Capital Projects Revenue Bonds (State Appropriation Insured),
4.50%, 5/15/36	11,000	10,774

Washington - 0.7%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	6,220

Total Municipal Bonds (Cost $837,915)		860,591

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.6%
Northern Institutional Funds - Tax-Exempt Portfolio (3) (4)	91,140,821	$91,141

Total Investment Companies (Cost $91,141)		91,141

Total Investments - 100.1% (Cost $929,056)		951,732

Liabilities less Other Assets - (0.1)%		(819)

NET ASSETS - 100.0%		$950,913

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2011, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $50,363,000 with net purchases of approximately $40,778,000 during the three months ended June 30, 2011.

Percentages shown are based on Net Assets.

At June 30, 2011, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	23.3%
Water	12.8
Financials	9.6
School District	9.5
General Obligation	8.7
Power	7.1
Transportation	7.1
Higher Education	5.0
All other sectors less than 5%	16.9

Total	100.0%

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$929,056

Gross tax appreciation of investments	$28,271
Gross tax depreciation of investments	(5,595)

Net tax appreciation of investments	$22,676

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$860,591	(1)	$—	$860,591
Investment Companies	91,141	—		—	91,141

Total Investments	$91,141	$860,591		$—	$951,732

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period . At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8%
Brazil - 10.0%
Banco Bradesco S.A. ADR	1,394,197	$28,567
Banco do Brasil S.A.	280,707	5,036
Banco Santander Brasil S.A.	177,000	2,075
Banco Santander Brasil S.A. ADR	522,687	6,121
BR Malls Participacoes S.A.	526,581	6,023
CCR S.A.	180,225	5,364
CETIP S.A. - Balcao Organizado de Ativose Derivativos	596,400	9,229
CETIP S.A. - Balcao Organizado de Ativose Derivativos - Receipt*	4,078	61
Cia de Saneamento de Minas Gerais-COPASA	152,800	3,064
Cosan S.A. Industria e Comercio	125,226	1,974
EcoRodovias Infraestrutura e Logistica S.A.	953,300	8,277
Embraer S.A. ADR	195,200	6,008
Equatorial Energia S.A.	71,582	546
Fibria Celulose S.A.	1,349,800	17,774
Gafisa S.A. ADR	308,900	2,922
Gerdau S.A. ADR	259,317	2,728
Light S.A.	114,596	2,156
Localiza Rent a Car S.A.	906,601	16,207
MRV Engenharia e Participacoes S.A.	672,390	5,584
OGX Petroleo e Gas Participacoes S.A.*	756,100	7,069
PDG Realty S.A. Empreendimentose Participacoes	1,523,300	8,580
Petroleo Brasileiro S.A. - Petrobras	194,402	3,270
Petroleo Brasileiro S.A. ADR	974,071	32,982
Petroleo Brasileiro S.A. ADR	466,243	14,304
Souza Cruz S.A.	256,320	3,262
Sul America S.A.	111,242	1,397
Tele Norte Leste Participacoes S.A. ADR	81,454	1,266
Tractebel Energia S.A.	509,974	8,986
Vale S.A.	77,068	2,444
Vale S.A. ADR	951,025	30,385

		243,661

Canada - 0.4%
Methanex Corp.	64,700	2,031
Pacific Rubiales Energy Corp.	287,266	7,699

		9,730

Chile - 0.4%
Banco de Chile	3,845,756	558
Banco Santander Chile ADR	44,568	4,181
Cencosud S.A.	166,594	1,198
Cia Cervecerias Unidas S.A.	110,798	1,312
Enersis S.A. ADR	36,449	842
ENTEL Chile S.A.	61,586	1,248
Lan Airlines S.A. ADR	47,168	1,345

		10,684

China - 13.9%
Agricultural Bank of China Ltd., Class H	6,417,000	3,392
Anhui Conch Cement Co. Ltd., Class H	1,203,161	5,669
Anta Sports Products Ltd.	2,332,000	4,185
Baidu, Inc. ADR*	82,880	11,614
Bank of China Ltd., Class H	11,081,000	5,422
Bank of Communications Co. Ltd., Class H	1,000,000	961
Belle International Holdings Ltd.	3,406,260	7,228
Bosideng International Holdings Ltd.	4,006,000	1,249
BYD Electronic International Co. Ltd.*	206,000	88
Central China Real Estate Ltd.	1,444,883	348
Chaoda Modern Agriculture Holding Ltd.	1,730,000	753
Cheung Kong Holdings Ltd.	114,000	1,677
China Communications Construction Co. Ltd., Class H	2,629,818	2,277
China Construction Bank Corp., Class H	34,625,098	28,819
China Dongxiang Group Co.	3,945,000	1,259
China Merchants Bank Co. Ltd., Class H	5,358,500	13,014
China Mobile Ltd.	3,897,492	36,266
China Petroleum & Chemical Corp., Class H	4,382,000	4,433
China Pharmaceutical Group Ltd.	3,486,000	1,700
China Power International Development Ltd.	3,994,000	1,011
China Shenhua Energy Co. Ltd., Class H	2,580,912	12,393
China Unicom Hong Kong Ltd.	1,020,000	2,065
CNOOC Ltd.	11,242,270	26,411
CNOOC Ltd. ADR	42,143	9,943
Cosco International Holdings Ltd.	1,420,461	801
CSR Corp. Ltd., Class H	5,191,000	4,886
Dongfeng Motor Group Co. Ltd., Class H	6,376,758	12,155
Evergrande Real Estate Group Ltd.	2,214,000	1,451
Galaxy Entertainment Group Ltd.*	3,043,000	6,596
Great Wall Motor Co. Ltd., Class H	1,380,000	2,286
Guangzhou Automobile Group Co. Ltd. Class H	15,151,421	18,555
GZI Real Estate Investment Trust	614,000	317
Haier Electronics Group Co. Ltd.*	5,665,000	7,050
Harbin Power Equipment Co. Ltd., Class H	1,070,000	1,225

NORTHERN FUNDS QUARTERLY REPORT    1     MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
China - 13.9% continued
Hengdeli Holdings Ltd.	15,996,000	$8,486
Hopson Development Holdings Ltd.	1,174,168	1,063
Huabao International Holdings Ltd.	3,502,862	3,189
Huadian Power International Co., Class H*	4,184,000	833
Industrial & Commercial Bank of China, Class H	11,540,939	8,837
Jiangxi Copper Co. Ltd., Class H	2,515,000	8,435
Kingboard Laminates Holdings Ltd.	2,760,500	2,168
Lianhua Supermarket Holdings Co. Ltd., Class H	560,608	1,292
Mindray Medical International Ltd. ADR	83,557	2,344
Pacific Basin Shipping Ltd.	3,012,000	1,719
Parkson Retail Group Ltd.	2,604,937	3,817
PetroChina Co. Ltd. ADR	48,536	7,088
Renhe Commercial Holdings Co. Ltd.	10,712,000	2,066
Shenzhen Investment Ltd.	5,380,000	1,615
Shougang Fushan Resources Group Ltd.	6,209,658	3,811
Sinolink Worldwide Holdings Ltd.*	3,061,274	323
SITC International Holdings Co. Ltd.	11,031,176	5,953
Soho China Ltd.	2,985,500	2,678
Stella International Holdings Ltd.	179,500	455
Tencent Holdings Ltd.	531,050	14,565
Texwinca Holdings Ltd.	252,000	298
TPV Technology Ltd.	2,286,000	1,159
Want Want China Holdings Ltd.	1,291,231	1,256
Weichai Power Co. Ltd., Class H	140,286	826
Wharf Holdings Ltd.	825,000	5,763
Yangzijiang Shipbuilding Holdings Ltd.	2,475,148	2,956
Yanzhou Coal Mining Co. Ltd., Class H	2,174,544	8,342
Zhaojin Mining Industry Co. Ltd., Class H	427,500	883
Zhejiang Expressway Co. Ltd., Class H	1,596,600	1,206

		340,925

Colombia - 0.3%
BanColombia S.A. ADR	36,853	2,459
Ecopetrol S.A.	436,238	947
Ecopetrol S.A. ADR	81,090	3,569

		6,975

Czech Republic - 1.4%
Central European Media Enterprises Ltd., Class A*	422,547	8,345
Komercni Banka A.S.	105,702	25,765

		34,110

Egypt - 0.5%
Commercial International Bank Egypt S.A.E.	2,282,880	11,373

Hungary - 0.6%
Egis Gyogyszergyar Nyrt	2,207	237
Magyar Telekom Telecommunications PLC	635,175	2,041
OTP Bank PLC	351,825	11,455

		13,733

India - 4.8%
Allahabad Bank	458,933	2,024
Andhra Bank	666,350	2,001
Bajaj Holdings and Investment Ltd.	16,030	260
Balrampur Chini Mills Ltd.*	1,281,228	1,790
Bank of Baroda	139,916	2,735
Bharti Airtel Ltd.	400,930	3,542
Canara Bank*	187,354	2,199
Central Bank of India	135,100	—
Corp Bank	42,120	496
Dena Bank	515,769	1,045
Dr. Reddy’s Laboratories Ltd. ADR	227,100	7,796
GAIL India Ltd.	527,100	5,202
Grasim Industries Ltd.	40,623	1,905
Great Eastern Shipping (The) Co. Ltd.	27,043	175
HCL Technologies Ltd.	131,275	1,458
HDFC Bank Ltd. ADR	69,964	12,341
Hindalco Industries Ltd.	493,391	1,997
Housing Development Finance Corp.	326,826	5,179
IFCI Ltd.	644,064	662
Indiabulls Financial Services Ltd.	190,931	693
Indian Bank	426,484	2,036
Infosys Ltd. ADR	84,410	5,506
IRB Infrastructure Developers Ltd.	409,079	1,580
Jindal Saw Ltd.	68,347	242
Mangalore Refinery & Petrochemicals Ltd.	226,747	394
Oil & Natural Gas Corp. Ltd.	426,775	2,621
Petronet LNG Ltd.	397,187	1,206
Power Finance Corp. Ltd.	466,146	1,919
State Bank of India GDR	56,007	6,162
Sterlite Industries India Ltd.*	1,647,770	6,222
Syndicate Bank	210,395	554
Tata Chemicals Ltd.*	120,093	1,002
Tata Consultancy Services Ltd.	189,588	5,037
Tata Motors Ltd.	36,083	808
Tata Motors Ltd. ADR	114,785	2,584

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
India - 4.8% continued
Unitech Ltd.	2,537,110	$1,815
Vijaya Bank	1,086,988	1,693
Wipro Ltd.	2,331,684	21,791

		116,672

Indonesia - 1.8%
Adaro Energy Tbk PT	2,852,892	817
Astra International Tbk PT	273,426	2,028
Bank Mandiri Tbk PT	2,978,204	2,510
Bank Rakyat Indonesia Persero Tbk PT	11,436,670	8,700
Indika Energy Tbk PT	4,541,629	2,044
Indo Tambangraya Megah PT	384,500	2,012
Kalbe Farma Tbk PT	7,549,195	2,973
Semen Gresik Persero Tbk PT	7,696,000	8,631
Tambang Batubara Bukit Asam Tbk PT	1,234,419	2,999
United Tractors Tbk PT	3,782,625	11,012

		43,726

Israel - 0.2%
Israel Chemicals Ltd.	351,716	5,614

Luxembourg - 1.5%
Tenaris S.A. ADR	655,290	29,966
Ternium S.A. ADR	206,800	6,107

		36,073

Malaysia - 1.6%
Axiata Group Bhd.	3,687,600	6,122
CIMB Group Holdings Bhd.	1,900,054	5,627
DRB-Hicom Bhd.	742,500	560
Genting Malaysia Bhd.	2,910,500	3,476
Hong Leong Bank Bhd.	454,900	2,018
Hong Leong Financial Group Bhd.	327,200	1,429
KLCC Property Holdings Bhd.	152,322	169
Lafarge Malayan Cement Bhd.	314,291	774
Malayan Banking Bhd.	1,241,500	3,659
Petronas Chemicals Group Bhd.*	2,735,800	6,430
PLUS Expressways Bhd.	1,129,821	1,691
RHB Capital Bhd.	1,189,200	3,609
Tenaga Nasional Bhd.	1,112,150	2,496

		38,060

Mexico - 6.2%
Alfa S.A.B. de C.V., Class A	269,610	4,005
America Movil S.A.B. de C.V., Series L ADR	852,077	45,910
America Movil S.A.B. de C.V., Series L	3,277,846	4,423
Arca Continental S.A.B. de C.V.	1,676,779	11,894
Coca-Cola Femsa S.A.B. de C.V. ADR	6,536	608
Corporacion GEO S.A.B. de C.V., Series B*	1,807,630	4,161
Desarrolladora Homex S.A.B. de C.V. ADR*	146,747	3,702
Fomento Economico Mexicano S.A.B. de C.V. ADR	73,161	4,864
Genomma Lab Internacional S.A.B. de C.V., Class B*	3,860,500	9,839
Grupo Bimbo S.A.B. de C.V., Series A	4,117,006	9,539
Grupo Carso S.A.B. de C.V., Series A1	247,213	818
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,027,109	13,780
Grupo Mexico S.A.B. de C.V., Series B	2,113,996	7,004
Grupo Televisa S.A. ADR	1,184,543	29,140
Industrias C.H. S.A.B. de C.V., Series B*	610,444	2,294
Telefonos de Mexico S.A.B. de C.V., Series L ADR	37,371	617

		152,598

Panama - 0.4%
Copa Holdings S.A., Class A	160,100	10,685

Peru - 0.3%
Banco Continental S.A.	183,964	388
Credicorp Ltd.	69,370	5,973
Intergroup Financial Services Corp.	14,124	326
Sociedad Minera Cerro Verde SAA	12,521	432

		7,119

Philippines - 0.4%
Metropolitan Bank & Trust	5,231,417	8,467
SM Investments Corp.	85,308	1,056

		9,523

Poland - 0.7%
Asseco Poland S.A.	26,912	486
Cyfrowy Polsat S.A.	257,150	1,546
KGHM Polska Miedz S.A.*	67,663	4,860
Polski Koncern Naftowy Orlen S.A.*	191,613	3,618
Polskie Gornictwo Naftowe i Gazownictwo S.A.	252,664	388
Powszechna Kasa Oszczednosci Bank Polski S.A.	369,943	5,663

		16,561

Portugal - 0.1%
Jeronimo Martins SGPS S.A.	192,409	3,696

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
Russia - 4.9%
CTC Media, Inc.	373,400	$7,961
Federal Grid Co. Unified Energy System JSC	235,002,559	3,130
Gazprom OAO ADR*	1,795,997	26,305
Lukoil OAO ADR	244,295	15,538
Magnit OJSC GDR (Registered)*	225,754	7,087
Magnitogorsk Iron & Steel Works GDR (Registered)*	185,502	2,111
MMC Norilsk Nickel OJSC ADR*	222,497	5,830
Mobile Telesystems OJSC ADR	239,769	4,560
NovaTek OAO GDR (Registered)	48,339	6,676
Novolipetsk Steel OJSC GDR (Registered)	192,312	7,482
Pharmstandard OJSC GDR (Registered)*	36,735	838
Rosneft Oil Co. GDR (Registered)	359,952	3,031
Sberbank of Russia	5,970,300	21,392
Severstal OAO GDR (Registered)	144,174	2,660
Surgutneftegas OJSC ADR*	156,051	1,545
Tatneft ADR	12,863	554
TMK OAO GDR (Registered)	160,985	3,002

		119,702

Singapore - 0.1%
China Yuchai International Ltd.	76,445	1,613
Neptune Orient Lines Ltd.	686,000	858

		2,471

South Africa - 7.4%
ABSA Group Ltd.	357,600	7,133
African Bank Investments Ltd.	550,877	2,807
Aspen Pharmacare Holdings Ltd.*	583,821	7,249
Aveng Ltd.	183,200	970
Barloworld Ltd.	2,056,941	21,018
Bidvest Group Ltd.	19,600	437
Clicks Group Ltd.	1,176,700	7,363
DataTec Ltd.	55,597	317
Emira Property Fund	288,067	568
Exxaro Resources Ltd.	309,188	8,173
FirstRand Ltd.	4,284,577	12,587
Fountainhead Property Trust	768,338	732
Gold Fields Ltd.	231,946	3,393
Imperial Holdings Ltd.	130,069	2,334
Investec Ltd.	177,197	1,464
Kumba Iron Ore Ltd.	26,653	1,911
Life Healthcare Group Holdings Ltd.	542,628	1,411
Massmart Holdings Ltd	328,278	6,794
MMI Holdings Ltd.	731,542	1,838
MTN Group Ltd.	256,870	5,472
Murray & Roberts Holdings Ltd.	177,150	786
Nampak Ltd.	100,777	337
Naspers Ltd., Class N	392,263	22,197
Netcare Ltd.	516,130	1,148
Redefine Properties Ltd.*	716,588	831
Reunert Ltd.	69,821	631
Sanlam Ltd.	703,912	2,871
Sasol Ltd.	47,400	2,498
Standard Bank Group Ltd.	1,210,106	17,904
Truworths International Ltd.	3,582,591	38,864

		182,038

South Korea - 15.9%
BS Financial Group, Inc.*	888,432	12,621
Celltrion, Inc.	169,819	7,043
Daelim Industrial Co. Ltd.	22,884	2,772
Daishin Securities Co. Ltd.	43,937	564
Daum Communications Corp.	48,398	5,048
DGB Financial Group, Inc.*	42,402	643
Dongbu Insurance Co. Ltd.	41,639	2,167
Dongkuk Steel Mill Co. Ltd.	40,380	1,563
E-Mart Co. Ltd.*	26,432	6,053
GS Holdings	94,203	6,950
Halla Climate Control Corp.	125,592	3,039
Hana Financial Group, Inc.	155,070	5,458
Hankook Tire Co. Ltd.	535,411	22,904
Hanwha Chem Corp.	89,121	4,241
Honam Petrochemical Corp.	11,671	4,348
Hyundai Marine & Fire Insurance Co. Ltd.	71,080	2,121
Hyundai Mipo Dockyard	6,200	989
Hyundai Motor Co.	124,312	27,760
Industrial Bank of Korea	146,090	2,553
Kangwon Land, Inc.	142,220	3,815
KB Financial Group, Inc. ADR	303,122	14,489
Kia Motors Corp.	27,116	1,848
Korea Exchange Bank	132,390	1,195
KP Chemical Corp.	131,700	3,054
KT Corp.	23,083	880
LG Chem Ltd.	24,411	11,219
LG Corp.	40,661	3,076
LG Display Co. Ltd.	74,540	2,074
LG Electronics, Inc.	37,975	2,964
LG Household & Health Care Ltd.	21,504	9,255

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
South Korea - 15.9% continued
LG International Corp.	47,642	$2,445
MegaStudy Co. Ltd.	5,134	691
NCSoft Corp.	210,288	57,497
Neowiz Games Corp.*	44,129	2,186
NHN Corp.*	49,315	8,748
POSCO	2,726	1,184
Samsung Electronics Co. Ltd.	98,984	76,934
Samsung Engineering Co. Ltd.	37,902	9,094
Samsung Heavy Industries Co. Ltd.	170,220	7,643
Samsung SDI Co. Ltd.	963	148
Shinhan Financial Group Co. Ltd.	745,774	35,622
Shinsegae Co. Ltd.	9,336	2,973
SK Holdings Co. Ltd.	5,593	977
SK Innovation Co. Ltd.	9,443	1,788
SK Telecom Co. Ltd.	19,925	3,010
Woongjin Coway Co. Ltd.	161,644	5,766

		389,412

Sweden - 0.1%
Oriflame Cosmetics S.A. SDR	41,800	2,057

Taiwan - 8.6%
Advanced Semiconductor Engineering,
Inc. ADR	350,575	1,977
Asustek Computer, Inc.*	325,080	3,237
Asustek Computer, Inc. GDR (Registered)*	5,100	250
Catcher Technology Co. Ltd.	358,000	2,272
Cheng Shin Rubber Industry Co. Ltd.	527,051	1,518
Chunghwa Telecom Co. Ltd.	569,522	1,960
Coretronic Corp.	1,440,000	2,280
Delta Electronics, Inc.	1,326,242	4,892
Eternal Chemical Co. Ltd.	1,252,550	1,419
Farglory Land Development Co. Ltd.	389,000	972
Fubon Financial Holding Co. Ltd.	2,323,548	3,583
Hon Hai Precision Industry Co. Ltd. GDR (Registered)	426,000	2,910
Hon Hai Precision Industry Co. Ltd.	6,217,205	21,446
Huaku Development Co. Ltd.	1,082,432	3,227
Largan Precision Co. Ltd.	334,296	10,815
Lite-On Technology Corp.	1,938,675	2,565
Macronix International	2,084,665	1,280
Novatek Microelectronics Corp.	174,034	563
Pegatron Corp.*	540,636	562
Pou Chen Corp.	2,179,000	2,014
President Chain Store Corp.	4,665,408	27,051
Radiant Opto-Electronics Corp.	804,240	2,623
Silitech Technology Corp.	401,566	952
Soft-World International Corp.	343,935	1,374
Synnex Technology International Corp.	2,281,600	5,548
Taiwan Cement Corp.	11,584,868	17,359
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,788,077	22,548
Taiwan Semiconductor Manufacturing Co. Ltd.	13,994,270	35,421
Teco Electric and Machinery Co. Ltd.	3,623,000	2,619
TSRC Corp.	477,000	1,409
U-Ming Marine Transport Corp.	817,360	1,753
Unimicron Technology Corp.	3,192,390	5,710
Uni-President Enterprises Corp.	1,703,068	2,479
United Microelectronics Corp.	5,343,000	2,658
Vanguard International Semiconductor Corp.	541,000	282
Wintek Corp.*	899,399	1,196
Wistron Corp.	1,221,176	2,177
Yageo Corp.	17,432,000	7,953

		210,854

Thailand - 2.3%
Bangkok Bank PCL (Registered)	1,068,723	5,516
Bangkok Bank PCL NVDR	503,507	2,591
Banpu PCL (Registered)	195,349	4,563
Banpu PCL NVDR	307,700	7,193
Charoen Pokphand Foods PCL (Registered)	3,629,910	3,484
Kasikornbank PCL (Registered)	1,525,566	6,232
Kasikornbank PCL NVDR	2,365,269	9,511
Krung Thai Bank PCL (Registered)	1,136,734	696
Land and Houses PCL (Registered)	683,300	128
Land and Houses PCL NVDR	33,622,221	6,315
PTT PCL NVDR	701,500	7,671
Thanachart Capital PCL (Registered)	1,357,845	1,259
Tisco Financial Group PCL (Registered)	628,100	756
Total Access Communication PCL NVDR	799,400	1,428

		57,343

Turkey - 2.6%
Anadolu Efes Biracilik Ve Malt
Sanayii A.S.	154,178	2,085
Asya Katilim Bankasi A.S.*	632,275	986
Ford Otomotiv Sanayi A.S.	914,903	7,867
Haci Omer Sabanci Holding A.S.	948,800	3,987
KOC Holding A.S.	267,431	1,150
Koza Altin Isletmeleri A.S.	442,300	5,947

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8% continued
Turkey - 2.6% continued
Tofas Turk Otomobil Fabrikasi A.S.	408,141	$1,860
Tupras Turkiye Petrol Rafinerileri A.S.	900,630	22,095
Turkiye Garanti Bankasi A.S.	1,234,076	5,597
Turkiye Sinai Kalkinma Bankasi A.S.	4,925,599	7,892
Turkiye Sise ve Cam Fabrikalari A.S.	1,336,585	2,923
Turkiye Vakiflar Bankasi Tao, Class D	666,325	1,507
Ulker Biskuvi Sanayi A.S.	181,614	631

		64,527

United Arab Emirates - 0.0%
Aldar Properties PJSC	1,000,000	341

United Kingdom - 1.7%
Anglo American PLC	544,914	27,028
BHP Billiton PLC	160,112	6,288
Evraz Group S.A. GDR (Registered)*	41,383	1,289
SABMiller PLC	184,169	6,670

		41,275

United States - 0.7%
Cognizant Technology Solutions Corp., Class A*	113,600	8,331
First Cash Financial Services, Inc.*	200,300	8,411

		16,742

Total Common Stocks (1) (Cost $1,800,363)		2,198,280

PREFERRED STOCKS - 4.5%
Brazil - 4.5%
Banco Bradesco S.A.	101,409	2,060
Banco do Estado do Rio Grande do Sul	93,080	1,068
Bradespar S.A.	67,197	1,705
Brasil Telecom S.A.	115,687	1,112
Cia Brasileira de Distribuicao Grupo Paode Acucar	31,296	1,447
Cia de Bebidas das Americas ADR	534,610	18,032
Confab Industrial S.A.	683,350	1,883
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	71,044	1,541
Gol Linhas Aereas Inteligentes S.A.	48,619	580
Itau Unibanco Holding S.A.	17,744	414
Itau Unibanco Holding S.A. ADR	1,850,339	43,575
Itausa-Investimentos Itau S.A.	143,675	1,104
Klabin S.A.	669,322	2,487
Marcopolo S.A.	1,548,500	6,946
Metalurgica Gerdau S.A.	147,236	1,887
Petroleo Brasileiro S.A. - Petrobras	576,667	8,765
Suzano Papel e Celulose S.A.	263,546	1,907
Tam S.A.	44,136	947
Telecomunicacoes de Sao Paulo S.A.	33,353	970
Usinas Siderurgicas de Minas Gerais S.A., Class A	316,300	2,777
Vale S.A., Class A	293,938	8,408

		109,615

Total Preferred Stocks (1) (Cost $91,015)		109,615

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 1.3%
Taiwan - 0.9%
HSBC Bank PLC, Exp. 1/6/21*	1,456,335	4,336
JPM Chinatrust Financial Holding Co. Ltd., Exp. 3/9/16, $ 0.01*	9,384,000	8,127
TPK Holding Co. Ltd., Exp. 1/17/12*	322,000	9,856

		22,319

United States - 0.4%
HTC Corp., Exp. 11/1/13*	326,000	10,935

Total Warrants (1) (Cost $30,046)		33,254

INVESTMENT COMPANIES - 4.5%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	109,258,249	$109,258

Total Investment Companies (Cost $109,258)		109,258

Total Investments - 100.1% (Cost $2,030,682)		2,450,407

Liabilities less Other Assets - (0.1)%		(2,331)

NET ASSETS - 100.0%		$2,448,076

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $67,513,000 with net purchases of approximately $41,745,000 during the three months ended June 30, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.3%
Consumer Staples	5.8
Energy	13.0
Financials	24.6
Health Care	1.8
Industrials	6.9
Information Technology	16.6
Materials	11.5
Telecommunication Services	5.2
Utilities	1.3

Total	100.0%

At June 30, 2011, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	26.8%
Korean Won	16.0
Hong Kong Dollar	13.1
South African Rand	9.5
Taiwan Dollar	7.8
Brazilian Real	7.1
All other currencies less than 5%	19.7

Total	100.0%

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,044,493

Gross tax appreciation of investments	$464,158
Gross tax depreciation of investments	(58,244)

Net tax appreciation of investments	$405,914

At June 30, 2011, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
United States Dollar	2,496	Korean Won	2,665,106	7/1/2011	$—
United States Dollar	181	South African Rand	1,241	7/1/2011	2
Euro	123	United States Dollar	178	7/5/2011	—
Korean Won	48,373	United States Dollar	45	7/5/2011	—
United States Dollar	588	Canadian Dollar	568	7/5/2011	1
United States Dollar	514	Canadian Dollar	496	7/5/2011	1
United States Dollar	1,506	Canadian Dollar	1,455	7/5/2011	2
United States Dollar	553	Hong Kong Dollar	4,300	7/5/2011	—
United States Dollar	444	Hong Kong Dollar	3,457	7/5/2011	—
United States Dollar	389	Hong Kong Dollar	3,026	7/5/2011	—
United States Dollar	176	Hong Kong Dollar	1,373	7/5/2011	—
United States Dollar	127	Hong Kong Dollar	987	7/5/2011	—
United States Dollar	120	Hong Kong Dollar	934	7/5/2011	—
United States Dollar	105	Hong Kong Dollar	818	7/5/2011	—
United States Dollar	84	Hong Kong Dollar	653	7/5/2011	—
United States Dollar	69	Hong Kong Dollar	539	7/5/2011	—
United States Dollar	63	Hong Kong Dollar	487	7/5/2011	—
United States Dollar	56	Hong Kong Dollar	436	7/5/2011	—
United States Dollar	7	Hong Kong Dollar	67	7/5/2011	—
United States Dollar	836	Hungarian Forint	153,072	7/5/2011	(1)
United States Dollar	236	Indonesian Rupiah	2,012,192	7/5/2011	(2)
United States Dollar	414	Mexican Peso	4,845	7/5/2011	—
United States Dollar	620	Polish Zloty	1,700	7/5/2011	(1)
United States Dollar	229	South African Rand	1,563	7/5/2011	2
United States Dollar	530	Swedish Krona	3,347	7/5/2011	(1)

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
United States Dollar	116	Swedish Krona	734	7/5/2011	$—
South African Rand	4,445	United States Dollar	650	7/6/2011	(6)
United States Dollar	11	South African Rand	75	7/6/2011	—
United States Dollar	426	South African Rand	2,876	7/7/2011	(1)
United States Dollar	61	South African Rand	410	7/7/2011	—

Total					$(4)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$71,147	$239,175	$—	$310,322
Consumer Staples	36,709	80,376	—	117,085
Energy	116,836	177,262	—	294,098
Financials	121,415	393,830	—	515,245
Health Care	19,979	22,597	—	42,576
Industrials	58,626	94,447	—	153,073
Information Technology	55,303	312,391	—	367,694
Materials	71,198	177,913	—	249,111
Telecommunication Services	58,024	62,786	—	120,810
Utilities	17,439	10,827	—	28,266
Preferred Stocks
Consumer Staples	19,479	—	—	19,479
Energy	8,765	—	—	8,765
Financials	48,221	—	—	48,221
Industrials	8,473	—	—	8,473
Materials	21,053	—	—	21,053
Telecommunication Services	2,082	—	—	2,082
Utilities	1,542	—	—	1,542
Warrants
Financials	12,463	—	—	12,463
Information Technology	$20,791	$—	$—	$20,791
Investment Companies	109,258	—	—	109,258

Total Investments	$878,803	$1,571,604	$—	$2,450,407

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$8	$—	$8
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12)	—	(12)

Total Other Financial Investments	$—	$(4)	$—	$(4)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLEMENTS (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/11 (000S)
Common Stock Industrials	$5,518	$—	$(276)	$140	$—	$—	$—	$(5,382)	$—	$—	$—	$—

NORTHERN FUNDS QUARTERLY REPORT     9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%
Australia - 6.4%
BGP Holdings PLC - (Fractional Shares)*	3,277,404	$—
Dexus Property Group	5,296,999	5,012
FKP Property Group	650,937	487
Goodman Group	6,495,709	4,916
GPT Group	3,393,359	11,528
Investa Office Fund	2,697,600	1,870
Mirvac Group	1,693,870	2,277
Stockland	3,208,313	11,760
Westfield Group	1,506,463	14,039
Westfield Retail Trust	1,098,351	3,197

		55,086

Austria - 0.1%
Atrium European Real Estate Ltd.	185,660	1,223

Brazil - 0.4%
BR Malls Participacoes S.A.	61,400	702
BR Properties S.A.	221,524	2,484
Sonae Sierra Brasil	35,600	555

		3,741

Canada - 3.9%
Boardwalk Real Estate Investment Trust	175,562	8,789
Brookfield Asset Management, Inc., Class A	22,300	740
Calloway Real Estate Investment Trust	69,000	1,803
Canadian Real Estate Investment Trust	14,900	513
Cominar Real Estate Investment Trust	33,200	758
Dundee Real Eatate	15,648	527
Dundee Real Estate Investment Trust	78,624	2,649
H&R Real Estate Investment Trust	45,100	1,012
Primaris Retail Real Estate Investment Trust	134,076	2,926
RioCan Real Estate Investment Trust	525,083	14,121

		33,838

China - 0.7%
Guangzhou R&F Properties Co. Ltd., Class H	2,100,000	2,891
Longfor Properties Co. Ltd.	989,000	1,532
Shimao Property Holdings Ltd.	711,000	886
Soho China Ltd.	910,000	816

		6,125

Finland - 0.3%
Sponda OYJ	435,096	2,529

France - 5.5%
Accor S.A.	30,720	1,375
Gecina S.A.	15,733	2,198
ICADE	65,480	8,074
Klepierre	111,538	4,603
Mercialys S.A.	30,299	1,284
Nexity S.A.	26,250	1,254
Societe Immobiliere de Location pour I’Industrie et le Commerce	7,820	1,122
Unibail-Rodamco S.E.	118,459	27,375

		47,285

Germany - 0.7%
Alstria Office REIT A.G.	73,090	1,102
Deutsche Wohnen A.G. (Bearer)	181,236	3,150
GSW Immobilien A.G.*	34,120	1,170
IVG Immobilien A.G.*	59,630	466

		5,888

Hong Kong - 13.5%
Cheung Kong Holdings Ltd.	86,100	1,266
China Overseas Land & Investment Ltd.	5,741,440	12,423
Great Eagle Holdings Ltd.	142,900	478
Hang Lung Properties Ltd.	2,638,200	10,927
Hongkong Land Holdings Ltd.	2,985,000	21,277
Hysan Development Co. Ltd.	2,291,070	11,342
Kerry Properties Ltd.	2,145,100	10,381
Lifestyle International Holdings Ltd.	3,444,400	10,110
Link REIT (The)	1,281,800	4,376
Shangri-La Asia Ltd.	3,003,351	7,397
Sino Land Co. Ltd.	266,158	430
Sun Hung Kai Properties Ltd.	1,293,885	18,883
Swire Pacific Ltd., Class A	24,500	361
Wharf Holdings Ltd.	1,050,680	7,340

		116,991

Japan - 9.1%
Advance Residence Investment Corp.	561	1,177
Aeon Mall Co. Ltd.	315,000	7,646
Daiwa House Industry Co. Ltd.	525,000	6,610
Frontier Real Estate Investment Corp.	134	1,183
Japan Real Estate Investment Corp.	227	2,230
Japan Retail Fund Investment Corp.	448	691
Kenedix Realty Investment Corp.	96	369
Mitsubishi Estate Co. Ltd.	1,189,680	20,885
Mitsui Fudosan Co. Ltd.	1,373,596	23,682
Nippon Accommodations Fund, Inc.	84	632
Nippon Building Fund, Inc.	377	3,680

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Japan - 9.1% continued
Nomura Real Estate Holdings, Inc.	191,700	$3,200
Sumitomo Realty & Development Co. Ltd.	249,300	5,574
Tokyu Land Corp.	153,000	649
United Urban Investment Corp.	576	665

		78,873

Netherlands - 0.6%
Corio N.V.	49,928	3,307
Eurocommercial Properties N.V.	38,100	1,895

		5,202

Norway - 0.2%
Norwegian Property ASA	686,699	1,438

Philippines - 0.3%
SM Prime Holdings, Inc.	9,309,143	2,537

Singapore - 4.2%
Ascendas Real Estate Investment Trust	314,000	522
CapitaCommercial Trust	4,246,558	5,025
CapitaLand Ltd.	3,376,200	8,029
CapitaMall Trust	1,539,100	2,347
CapitaMalls Asia Ltd.	1,160,211	1,395
City Developments Ltd.	877,900	7,463
Global Logistic Properties Ltd.*	3,676,100	6,175
Keppel Land Ltd.	1,552,000	4,594
Suntec Real Estate Investment Trust	866,000	1,058

		36,608

Spain - 0.9%
Melia Hotels International S.A.*	654,000	7,904

Sweden - 1.0%
Castellum AB	390,203	5,847
Fabege AB	269,151	2,704
Hufvudstaden AB, Class A	42,580	510

		9,061

Switzerland - 0.1%
Swiss Prime Site A.G. (Registered)*	11,870	1,019

Thailand - 0.6%
Central Pattana PCL (Registered)	5,250,000	4,996

United Kingdom - 6.4%
British Land Co. PLC	689,792	6,738
Derwent London PLC	323,941	9,494
Grainger PLC	134,503	280
Great Portland Estates PLC	1,278,218	8,945
Hammerson PLC	680,799	5,258
Land Securities Group PLC	1,200,562	16,416
Safestore Holdings PLC	330,300	732
Segro PLC	915,939	4,588
Shaftesbury PLC	340,000	2,881

		55,332

United States - 41.6%
Alexandria Real Estate Equities, Inc.	29,500	2,284
American Assets Trust, Inc.	42,805	961
American Campus Communities, Inc.	143,200	5,086
Apartment Investment & Management Co., Class A	173,743	4,436
AvalonBay Communities, Inc.	61,314	7,873
Boston Properties, Inc.	222,032	23,571
BRE Properties, Inc.	62,900	3,137
Brookfield Office Properties, Inc.	292,020	5,630
Developers Diversified Realty Corp.	540,471	7,621
Douglas Emmett, Inc.	184,900	3,678
DuPont Fabros Technology, Inc.	91,410	2,304
Equity Lifestyle Properties, Inc.	1,513	94
Equity Residential	247,934	14,876
Essex Property Trust, Inc.	79,100	10,701
Federal Realty Investment Trust	138,421	11,791
First Industrial Realty Trust, Inc.*	192,532	2,204
Forest City Enterprises, Inc., Class A*	243,619	4,548
General Growth Properties, Inc.	599,250	10,001
HCP, Inc.	297,100	10,901
Health Care REIT, Inc.	133,100	6,978
Hersha Hospitality Trust	181,934	1,013
Highwoods Properties, Inc.	144,700	4,794
Home Properties, Inc.	42,068	2,561
Host Hotels & Resorts, Inc.	968,232	16,412
Hyatt Hotels Corp., Class A*	70,502	2,878
Kilroy Realty Corp.	63,340	2,501
Kimco Realty Corp.	185,885	3,465
Liberty Property Trust	208,935	6,807
Macerich (The) Co.	171,021	9,150
Nationwide Health Properties, Inc.	94,000	3,893
Pebblebrook Hotel Trust	46,600	941
Post Properties, Inc.	65,831	2,683
ProLogis, Inc.	831,892	29,815
PS Business Parks, Inc.	8,633	476
Public Storage	126,400	14,411
Regency Centers Corp.	36,700	1,614
Simon Property Group, Inc.	375,566	43,652

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
United States - 41.6% continued
SL Green Realty Corp.	141,125	$11,695
Starwood Hotels & Resorts Worldwide, Inc.	146,500	8,210
Sunstone Hotel Investors, Inc.*	288,489	2,674
Tanger Factory Outlet Centers	48,900	1,309
Taubman Centers, Inc.	101,200	5,991
UDR, Inc.	335,906	8,246
Ventas, Inc.	145,978	7,695
Vornado Realty Trust	269,241	25,088
Weingarten Realty Investors	153,621	3,865

		360,514

Total Common Stocks (1) (Cost $630,721)		836,190

INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	25,808,388	25,808

Total Investment Companies (Cost $25,808)		25,808

Total Investments - 99.5% (Cost $656,529)		861,998

Other Assets less Liabilities - 0.5%		4,693

NET ASSETS - 100.0%		$866,691

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $32,987,000 with net sales of approximately $7,179,000 during the three months ended June 30, 2011.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Real Estate Management & Development	28.8%
Real Estate Investment Trusts	66.5
All other industries less than 5%	4.7

Total	100.0%

At June 30, 2011, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	45.7%
Hong Kong Dollar	12.2
Japanese Yen	9.4
Euro	8.4
Australian Dollar	6.6
British Pound	6.6
All other currencies less than 5%	11.1

Total	100.0%

At June 30, 2011, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	317	United States Dollar	333	7/1/11	$(7)
British Pound	223	United States Dollar	356	7/1/11	(2)
Euro	153	United States Dollar	219	7/1/11	(2)
Swiss Franc	71	United States Dollar	86	7/1/11	1
United States Dollar	154	Japanese Yen	12,422	7/1/11	1
Hong Kong Dollar	1,608	United States Dollar	206	7/5/11	—
Hong Kong Dollar	1,306	United States Dollar	168	7/5/11	—
Japanese Yen	11,807	United States Dollar	146	7/5/11	(1)
Japanese Yen	322	United States Dollar	4	7/5/11	—
United States Dollar	486	Japanese Yen	39,195	7/5/11	1

Total					$(9)

MULTI-MANGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$662,851

Gross tax appreciation of investments	$203,321
Gross tax depreciation of investments	(4,174)

Net tax appreciation of investments	$199,147

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Hotels Restaurants & Leisure	$11,088	$16,677	$—	$27,765
Household Durables	—	1,254	—	1,254
Multiline Retail	—	10,110	—	10,110
Real Estate Investment Trusts	372,346	183,835	—	$556,181
Real Estate Management & Development	14,659	226,221	—	240,880
Investment Companies	25,808	—	—	25,808

Total Investments	$423,901	$438,097	$—	$861,998

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$3	$—	$3
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12)	—	(12)

Total Other Financial Investments	$—	$(9)	$—	$(9)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period . At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8%
Australia - 2.0%
Alumina Ltd.	6,385,129	$14,619
Australia & New Zealand Banking Group Ltd.	572,145	13,512
Iluka Resources Ltd.	71,404	1,295
Incitec Pivot Ltd.	2,042,589	8,512
Mount Gibson Iron Ltd.*	3,888,801	7,722
Newcrest Mining Ltd.	418,250	16,977
Telstra Corp. Ltd.	2,454,700	7,622

		70,259

Austria - 0.0%
Schoeller-Bleckmann Oilfield Equipment A.G.	9,642	835

Belgium - 1.1%
Anheuser-Busch InBev N.V.	163,695	9,492
Belgacom S.A.	308,677	11,028
Colruyt S.A.	45,417	2,271
Delhaize Group S.A.	193,500	14,507

		37,298

Brazil - 2.9%
Banco Bradesco S.A. ADR	752,400	15,417
BM&FBOVESPA S.A.	8,400	56
BR Malls Participacoes S.A.	161,200	1,844
BR Properties S.A.	86,400	969
CCR S.A.	78,600	2,339
Centrais Eletricas Brasileiras S.A.	645,968	8,647
Cia de Saneamento Basico do Estado de Sao Paulo ADR	502,100	29,960
Cia Hering	478,276	11,002
Drogasil S.A.	55,960	382
Embraer S.A.	665,154	5,072
Iochpe-Maxion S.A.	62,600	854
Mills Estruturas e Servicos de Engenharia S.A.	55,006	793
Natura Cosmeticos S.A.	30,500	762
Odontoprev S.A.	90,215	1,503
OGX Petroleo e Gas Participacoes S.A.*	169,200	1,582
Petroleo Brasileiro S.A. ADR	203,700	6,897
Sul America S.A.	97,000	1,218
T4F Entretenimento S.A.*	12,400	112
Vale S.A. ADR	332,600	10,626

		100,035

Canada - 7.1%
Agrium, Inc.	201,790	17,709
Alimentation Couche Tard, Inc., Class B	105,695	3,081
B2Gold Corp.*	2,306,800	7,796
Bankers Petroleum Ltd.*	113,399	809
Barrick Gold Corp.	435,826	19,739
Bombardier, Inc., Class B	1,736,100	12,509
Brookfield Asset Management, Inc., Class A	244,200	8,100
Cameco Corp.	494,745	13,036
Canadian Natural Resources Ltd.	261,600	10,965
Canadian Western Bank	49,700	1,587
Cenovus Energy, Inc.	182,719	6,895
CI Financial Corp.	77,860	1,848
Crescent Point Energy Corp.	51,138	2,363
Encana Corp.	201,759	6,229
Home Capital Group, Inc.	11,522	618
Imax Corp.*	103,800	3,378
Intact Financial Corp.(1) (2) *	10,330	593
Intact Financial Corp.	25,643	1,473
Kinross Gold Corp.	1,094,815	17,298
Laurentian Bank of Canada	15,533	718
Manulife Financial Corp.	51,300	906
National Bank of Canada	43,046	3,491
Nexen, Inc.	813,769	18,310
Niko Resources Ltd.	103,159	6,439
Pacific Rubiales Energy Corp.	100,499	2,693
PetroBakken Energy Ltd., Class A	106,635	1,464
Petrominerales Ltd.	37,737	1,108
Peyto Exploration & Development Corp.	69,901	1,558
Royal Bank of Canada	135,800	7,762
Saputo, Inc.	63,204	3,048
Suncor Energy, Inc.	197,100	7,724
Teck Resources Ltd., Class B	128,900	6,551
Tim Hortons, Inc.	61,045	2,980
Toronto-Dominion Bank (The)	89,300	7,571
Toronto-Dominion Bank (The) (New York Exchange)	176,300	14,968
Trican Well Service Ltd.	366,600	8,612
Yamana Gold, Inc.	1,460,010	16,980

		248,909

Chile - 0.1%
Banco Santander Chile ADR	23,341	2,190
CFR Pharmaceuticals S.A.*	3,547,139	964
Parque Arauco S.A.	397,609	889

		4,043

MULTI-MANGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
China - 3.5%
AAC Acoustic Technology Holdings, Inc.	322,000	$758
Ajisen China Holdings Ltd.	432,000	896
Baidu, Inc. ADR*	176,100	24,677
China Liansu Group Holdings Ltd.	8,820,000	7,238
China Minzhong Food Corp. Ltd.*	341,000	418
China Petroleum & Chemical Corp., Class H	7,536,400	7,624
China Shenhua Energy Co. Ltd., Class H	688,000	3,303
CNOOC Ltd.	4,357,522	10,237
Ctrip.com International Ltd. ADR*	173,800	7,487
Dongfang Electric Corp. Ltd., Class H	2,124,200	7,909
Dongfeng Motor Group Co. Ltd., Class H	4,098,000	7,811
Haitian International Holdings Ltd.	683,000	888
Hollysys Automation Technologies Ltd.*	48,532	452
Huaneng Power International, Inc., Class H	13,769,700	7,258
Industrial & Commercial Bank of China, Class H	11,391,000	8,722
Intime Department Store Group Co. Ltd.	2,608,000	4,436
Li Ning Co. Ltd.	1,392,131	2,421
Sina Corp.*	66,500	6,923
Yanzhou Coal Mining Co. Ltd. ADR	211,600	8,144
Youku.com, Inc. ADR*	144,400	4,960

		122,562

Denmark - 0.5%
Coloplast A/S, Class B	19,601	2,980
Novo Nordisk A/S, Class B	111,634	13,995
SimCorp A/S	4,718	931

		17,906

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	188,731	940
Egyptian Financial Group-Hermes Holding S.A.E.	274,340	924

		1,864

Finland - 1.0%
Kone OYJ, Class B	58,339	3,663
Nokia OYJ	1,053,901	6,807
Nokia OYJ ADR	2,767,561	17,768
Nokian Renkaat OYJ	47,054	2,358
UPM-Kymmene OYJ	158,125	2,891

		33,487

France - 5.4%
Air Liquide S.A.	22,699	3,254
Alstom S.A.	123,300	7,593
Areva S.A.*	170,219	6,334
Arkema S.A.	23,509	2,420
AXA S.A.	267,738	6,079
BNP Paribas S.A	182,883	14,105
Carrefour S.A.	524,046	21,522
Cie Generale d’Optique Essilor International S.A.	72,409	5,873
EDF S.A.	258,593	10,152
France Telecom S.A.	1,030,203	21,915
L’Oreal S.A.	104,688	13,597
Sanofi	268,298	21,564
Schneider Electric S.A.	29,012	4,847
SEB S.A.	14,886	1,560
Societe Generale S.A.	100,818	5,975
Suez Environnement Co.	117,637	2,345
Thales S.A.	333,535	14,381
Total S.A.	227,726	13,170
UBISOFT Entertainment*	532,301	5,336
Valeo S.A.	128,874	8,799

		190,821

Germany - 4.4%
Aareal Bank A.G.*	211,497	7,239
Adidas A.G.	89,780	7,121
Aixtron S.E.	230,358	7,862
Allianz S.E. (Registered)	153,430	21,437
BASF S.E.	116,815	11,431
Bayer A.G. (Registered)	105,856	8,510
Bayerische Motoren Werke A.G.	67,935	6,769
Dialog Semiconductor PLC*	245,950	4,470
E.ON A.G.	446,400	12,672
GEA Group A.G.	254,530	9,102
Gerry Weber International A.G.	15,828	1,039
Infineon Technologies A.G.	340,143	3,817
Kabel Deutschland Holding A.G.*	110,141	6,772
Lanxess A.G.	31,173	2,556
MTU Aero Engines Holding A.G.	27,228	2,172
SAP A.G.	198,122	11,983
Siemens A.G. (Registered)	141,683	19,453
Symrise A.G.	203,515	6,483
Wincor Nixdorf A.G.	22,075	1,593

		152,481

Hong Kong - 2.6%
Cathay Pacific Airways Ltd.	6,082,000	14,177
Cheung Kong Holdings Ltd.	485,607	7,142

NORTHERN FUNDS QUARTERLY REPORT    15     MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Hong Kong - 2.6% continued
China High Precision Automation Group Ltd.	494,000	$387
China Overseas Land & Investment Ltd.	1,922,000	4,159
Hong Kong Exchanges and Clearing Ltd.	375,000	7,895
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,233,000	1,001
I.T Ltd.*	6,322,000	6,182
L’Occitane International S.A.*	74,500	199
Lonking Holdings Ltd.	1,962,000	1,075
Melco Crown Entertainment Ltd. ADR*	765,100	9,770
New World Development Ltd.	2,894,800	4,397
Noble Group Ltd.	2,009,000	3,234
Sands China Ltd.*	3,068,000	8,359
Shangri-La Asia Ltd.	2,206,000	5,433
Shougang Fushan Resources Group Ltd.	6,996,000	4,294
SmarTone Telecommunications Holding Ltd.	357,500	533
Sun Hung Kai Properties Ltd.	233,000	3,400
Value Partners Group Ltd.	1,387,000	1,198
Xinyi Glass Holdings Ltd.	8,568,000	8,540

		91,375

India - 0.8%
HDFC Bank Ltd. ADR	25,694	4,532
ICICI Bank Ltd. ADR	123,600	6,093
Infosys Ltd. ADR	66,634	4,347
Tata Motors Ltd. ADR	633,500	14,260

		29,232

Indonesia - 0.8%
Astra International Tbk PT	1,159,500	8,602
Bank Rakyat Indonesia Persero Tbk PT	3,329,774	2,533
Indo Tambangraya Megah PT	338,000	1,768
Indofood Sukses Makmur Tbk PT	3,961,000	2,658
Kalbe Farma Tbk PT	3,468,000	1,366
Telekomunikasi Indonesia Tbk PT ADR	204,091	7,041
United Tractors Tbk PT	1,449,166	4,219

		28,187

Ireland - 1.1%
Covidien PLC	266,490	14,185
CRH PLC	469,190	10,434
Paddy Power PLC	28,946	1,573
Shire PLC	302,344	9,439
WPP PLC	328,962	4,118

		39,749

Israel - 0.5%
Check Point Software Technologies Ltd.*	45,341	2,578
Israel Chemicals Ltd.	220,681	3,522
Teva Pharmaceutical Industries Ltd. ADR	246,654	11,894

		17,994

Italy - 1.4%
Ansaldo STS S.p.A.	89,073	1,248
DiaSorin S.p.A.	29,810	1,431
Enel S.p.A.	601,910	3,932
ENI S.p.A.	251,572	5,964
Saipem S.p.A.	353,704	18,261
Telecom Italia S.p.A. (RSP)	12,278,169	14,289
Tod’s S.p.A.	31,899	4,265

		49,390

Japan - 19.4%
Amada Co. Ltd.	405,609	3,120
Asahi Glass Co. Ltd.	1,466,700	17,126
Asics Corp.	98,000	1,464
Bank of Yokohama (The) Ltd.	2,427,399	12,139
Canon, Inc.	273,189	13,028
Coca-Cola West Co. Ltd.	1,057,800	20,282
CyberAgent, Inc.	593	2,078
Dai Nippon Printing Co. Ltd.	1,444,000	16,277
Daiichi Sankyo Co. Ltd.	341,400	6,678
Daito Trust Construction Co. Ltd.	32,100	2,726
Dena Co. Ltd.	83,800	3,614
Denki Kagaku Kogyo K.K.	1,528,000	7,360
Disco Corp.	131,100	8,310
Dr Ci:Labo Co. Ltd.	141	720
Exedy Corp.	55,200	1,898
FANUC Corp.	118,254	19,719
Fast Retailing Co. Ltd.	29,400	4,760
FCC Co. Ltd.	39,300	944
Fuji Heavy Industries Ltd.	1,379,400	10,718
FUJIFILM Holdings Corp.	362,600	11,302
Gree, Inc.*	156,600	3,432
Hitachi Ltd.	2,604,700	15,397
Inpex Corp.	1,020	7,530
Isuzu Motors Ltd.	1,951,000	9,246
Japan Steel Works (The) Ltd.	917,000	6,309
Kakaku.com, Inc.	274	1,929
Kaken Pharmaceutical Co. Ltd.	65,000	913
Kao Corp.	243,000	6,386
KDDI Corp.	1,100	7,915

MULTI-MANGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Japan - 19.4% continued
Keyence Corp.	44,001	$12,479
Komatsu Ltd.	484,900	15,087
K’s Holdings Corp.	61,600	2,672
Mabuchi Motor Co. Ltd.	237,200	11,985
Makino Milling Machine Co. Ltd.	842,000	7,838
Makita Corp.	71,200	3,308
Miraca Holdings, Inc.	32,100	1,302
MISUMI Group, Inc.	60,800	1,574
Mitsubishi Corp.	401,216	10,052
Mitsubishi UFJ Financial Group, Inc.	1,435,533	6,989
Mitsui & Co. Ltd.	860,800	14,886
Mizuho Financial Group, Inc.	9,187,400	15,147
MS&AD Insurance Group Holdings	1,044,102	24,490
Murata Manufacturing Co. Ltd.	51,900	3,467
Nintendo Co. Ltd.	91,614	17,253
Nippon Telegraph & Telephone Corp. ADR	868,234	20,994
Nippon Yusen Kabushiki Kaisha	3,246,000	12,086
Nissan Motor Co. Ltd.	531,400	5,578
Nitori Holdings Co. Ltd.	42,800	4,067
Nitto Denko Corp.	332,300	16,880
NKSJ Holdings, Inc.	1,205,366	7,953
Nomura Research Institute Ltd.	196,796	4,307
ORIX Corp.	105,150	10,229
Osaka Securities Exchange Co. Ltd.	130	581
OSAKA Titanium Technologies Co.	140,300	10,302
Panasonic Corp.	590,500	7,216
Rohm Co. Ltd.	139,800	8,010
Sankyo Co. Ltd.	175,800	9,086
Sawai Phamaceutical Co. Ltd.	11,900	1,255
Secom Co. Ltd.	158,657	7,619
Sekisui House Ltd.	1,037,000	9,643
Seven & I Holdings Co. Ltd.	866,241	23,304
Shiseido Co. Ltd.	801,600	14,991
SMC Corp.	76,260	13,740
Softbank Corp.	259,600	9,832
Sugi Holdings Co. Ltd.	271,749	7,094
Sumitomo Metal Mining Co. Ltd.	457,060	7,503
Sumitomo Mitsui Financial Group, Inc.	224,400	6,906
Sumitomo Mitsui Trust Holdings, Inc.	5,408,589	18,869
Suzuki Motor Corp.	621,155	13,998
THK Co. Ltd.	500,119	12,731
Toshiba Corp.	845,000	4,472
Toyota Motor Corp. ADR	133,630	11,014
United Arrows Ltd.	5,300	113
Wacoal Holdings Corp.	886,000	11,076
West Japan Railway Co.	172,100	6,737
Yahoo Japan Corp.	19,413	6,683
Yamada Denki Co. Ltd.	42,120	3,436

		680,154

Malaysia - 0.1%
Sime Darby Bhd.	996,805	3,048

Mexico - 0.2%
Compartamos S.A.B. de C.V.	779,600	1,410
Fomento Economico Mexicano S.A.B. de C.V. ADR	57,700	3,836
Genomma Lab Internacional S.A.B. de C.V., Series B*	416,900	1,063
Grupo Mexico S.A.B. de C.V., Series B	65,000	215

		6,524

Netherlands - 3.6%
ASM International N.V.	124,608	4,917
ASML Holding N.V.	211,281	7,784
Gemalto N.V.	129,852	6,208
Heineken N.V.	223,104	13,419
ING Groep N.V.-CVA*	459,826	5,672
Koninklijke (Royal) KPN N.V.	845,630	12,292
Reed Elsevier N.V.	1,157,000	15,538
Royal Dutch Shell PLC ADR	225,948	16,212
Royal Dutch Shell PLC, Class A*	619,000	21,974
Royal Dutch Shell PLC, Class A (London Exchange)	333,396	11,879
Wolters Kluwer N.V.	425,019	9,418

		125,313

Norway - 1.1%
Norsk Hydro ASA	452,175	3,462
Norwegian Air Shuttle AS*	48,200	890
Opera Software ASA	75,403	475
Seadrill Ltd.	226,800	7,983
Statoil ASA	1,076,914	27,267

		40,077

Peru - 0.1%
Credicorp Ltd.	28,620	2,464

Philippines - 0.5%
Alliance Global Group, Inc.	37,176,800	9,426
Megaworld Corp.	156,458,000	7,192

		16,618

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Portugal - 0.1%
Energias de Portugal S.A.	1,262,369	$4,482

Russia - 0.8%
Gazprom OAO ADR*	456,048	6,679
NovaTek OAO GDR (Registered)	73,094	10,095
Polyus Gold OJSC ADR	97,675	3,077
VTB Bank OJSC GDR (Registered)	1,353,597	8,338

		28,189

Singapore - 1.7%
Biosensors International Group Ltd.*	6,925,000	7,273
CapitaMalls Asia Ltd.	1,808,000	2,173
DBS Group Holdings Ltd.	650,287	7,783
Global Logistic Properties Ltd.*	1,824,000	3,064
Golden Agri-Resources Ltd.	21,829,244	12,131
Keppel Corp. Ltd.	1,350,800	12,222
Midas Holdings Ltd.	96,000	51
United Overseas Bank Ltd.	945,700	15,194

		59,891

South Africa - 2.1%
AngloGold Ashanti Ltd. ADR	374,338	15,756
Aspen Pharmacare Holdings Ltd.*	352,318	4,375
Clicks Group Ltd.	225,392	1,410
Foschini Group (The) Ltd.	138,085	1,800
Gold Fields Ltd.	781,049	11,427
Life Healthcare Group Holdings Ltd.*	493,461	1,283
MTN Group Ltd.	467,200	9,953
Sasol Ltd.	49,780	2,624
Sasol Ltd. ADR	418,100	22,113
Shoprite Holdings Ltd.	149,362	2,250
Wilson Bayly Holmes-Ovcon Ltd.	61,161	996

		73,987

South Korea - 3.5%
Halla Climate Control Corp.	32,980	798
Hwa Shin Co. Ltd.	497,460	9,384
Hyundai Mobis	77,240	28,986
Hyundai Motor Co.	20,645	4,610
Korea Electric Power Corp. ADR*	808,849	10,734
LG Chem Ltd.	15,466	7,108
POSCO ADR	138,300	15,022
Samsung Engineering Co. Ltd.	12,705	3,048
Samsung Fire & Marine Insurance Co. Ltd.	12,187	2,836
SK Telecom Co. Ltd. ADR	1,844,326	34,489
Woori Finance Holdings Co. Ltd. ADR	186,000	7,349

		124,364

Spain - 0.8%
Banco Santander S.A.	1,029,783	11,882
Inditex S.A.	107,553	9,821
Prosegur Cia de Securidad S.A. (Registered)	25,523	1,357
Tecnicas Reunidas S.A.	9,878	508
Viscofan S.A.	126,059	5,022

		28,590

Sweden - 1.8%
Atlas Copco AB, Class A	180,805	4,759
Elekta AB, Class B	44,262	2,096
Hexagon AB, Class B	188,981	4,654
JM AB	45,927	1,083
Mekonomen AB	8,945	310
Nibe Industrier AB, Class B	34,642	600
Skandinaviska Enskilda Banken AB, Class A	917,098	7,496
Svenska Cellulosa AB, Class B	987,600	13,905
Swedish Match AB	249,721	8,374
Telefonaktiebolaget LM Ericsson, Class B	845,511	12,160
Volvo AB, Class B	440,610	7,698

		63,135

Switzerland - 4.9%
ABB Ltd. (Registered)*	229,125	5,941
Cie Financiere Richemont S.A., Class A (Bearer)	158,505	10,379
Credit Suisse Group A.G. (Registered)*	372,400	14,474
Foster Wheeler A.G.*	103,325	3,139
GAM Holding A.G.*	465,269	7,634
Glencore International PLC*	85,113	671
Julius Baer Group Ltd.*	48,576	2,005
Meyer Burger Technology A.G.*	109,857	4,853
Nestle S.A. (Registered)	375,418	23,332
Noble Corp.	192,630	7,592
Novartis A.G. (Registered)	173,976	10,657
Orascom Development Holding A.G.*	24,457	805
Partners Group Holding A.G.	13,644	2,415
Roche Holding A.G. (Genusschein)	99,540	16,653
SGS S.A. (Registered)	1,701	3,229
Sika A.G. (Bearer)	839	2,022
Swatch Group (The) A.G. (Registered)	68,721	6,172
UBS A.G. (Registered)*	165,070	3,010

MULTI-MANAGER FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Switzerland - 4.9% continued
UBS A.G. (Registered) (New York Exchange)*	545,158	$9,955
Xstrata PLC	711,736	15,696
Zurich Financial Services A.G.*	81,100	20,498

		171,132

Taiwan - 0.3%
HTC Corp.	74,000	2,528
Powertech Technology, Inc.	274,000	921
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	544,200	6,862

		10,311

Thailand - 0.3%
Bangkok Dusit Medical Services PCL (Registered)*	319,700	549
Italian-Thai Development PCL (Registered)	60,351,000	6,951
Kasikornbank PCL (Registered)	531,500	2,171

		9,671

Turkey - 0.3%
KOC Holding A.S. ADR	80,200	1,722
Tofas Turk Otomobil Fabrikasi A.S.	195,304	890
Turkiye Garanti Bankasi A.S.	1,719,630	7,799
Turkiye Halk Bankasi A.S.	220,335	1,650

		12,061

United Kingdom - 14.6%
Abcam PLC	256,973	1,719
Admiral Group PLC	90,161	2,402
Afren PLC*	5,319,334	13,481
Aggreko PLC	381,255	11,804
AMEC PLC	198,652	3,472
Amlin PLC	318,398	2,075
Anglo American PLC	198,018	9,813
Antofagasta PLC	98,089	2,195
Ashmore Group PLC	239,265	1,529
AstraZeneca PLC	807,013	40,295
Autonomy Corp. PLC*	78,960	2,163
Babcock International Group PLC	320,227	3,659
BAE Systems PLC	2,772,200	14,171
Barclays PLC	1,789,313	7,365
Berkeley Group Holdings PLC*	124,951	2,583
BG Group PLC	827,124	18,772
BHP Billiton PLC	255,261	10,005
BP PLC ADR	153,054	6,779
Britvic PLC	188,263	1,192
Burberry Group PLC	105,146	2,445
Cairn Energy PLC*	202,591	1,349
Carphone Warehouse Group PLC*	940,130	6,396
Centrica PLC	1,668,983	8,660
Croda International PLC	132,903	4,025
Diageo PLC	1,731,686	35,382
Dunelm Group PLC	169,023	1,055
EnQuest PLC*	271,824	537
GlaxoSmithKline PLC	2,584,195	55,329
Halma PLC	171,545	1,141
Hargreaves Lansdown PLC	116,806	1,139
Hiscox Ltd.	159,053	1,069
Home Retail Group PLC	2,113,079	5,547
HSBC Holdings PLC	808,848	8,024
IG Group Holdings PLC	214,271	1,501
Imperial Tobacco Group PLC	416,500	13,848
John Wood Group PLC*	178,365	1,855
Johnson Matthey PLC	145,623	4,595
Jupiter Fund Management PLC	191,089	775
Lancashire Holdings Ltd.	157,876	1,653
Marks & Spencer Group PLC	1,154,600	6,697
Meggitt PLC	229,704	1,407
Michael Page International PLC	109,709	942
Next PLC	93,617	3,496
Ocado Group PLC*	328,711	961
Petrofac Ltd.	235,892	5,732
Reckitt Benckiser Group PLC	111,121	6,135
Reed Elsevier PLC	1,306,369	11,880
Restaurant Group PLC	120,798	570
Rio Tinto PLC	311,691	22,507
Rolls-Royce Holdings PLC*	420,488	4,353
Rotork PLC	68,330	1,849
RPS Group PLC	284,639	1,120
Sage Group (The) PLC	1,594,700	7,394
Scottish & Southern Energy PLC	562,296	12,577
Spirax-Sarco Engineering PLC	57,622	1,851
St. James’s Place PLC	144,197	786
Standard Chartered PLC	611,946	16,080
Subsea 7 S.A.*	353,246	9,036
Telecity Group PLC*	169,276	1,506
Tullow Oil PLC	804,923	16,020
Ultra Electronics Holdings PLC	20,752	572
Unilever PLC	448,200	14,464
Victrex PLC	62,935	1,515

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
United Kingdom - 14.6% continued
Vodafone Group PLC	5,537,472	$14,716
Vodafone Group PLC ADR	404,596	10,811
Weir Group (The) PLC	315,632	10,775
Whitbread PLC	98,797	2,561
Willis Group Holdings PLC	309,675	12,731

		512,843

United States - 1.3%
Axis Capital Holdings Ltd.	707,137	21,893
Bunge Ltd.	118,590	8,177
Philip Morris International, Inc.	105,496	7,044
RenaissanceRe Holdings Ltd.	107,400	7,513
Schlumberger Ltd.	25,640	2,215

		46,842

Total Common Stocks (3) (Cost $2,972,153)		3,256,123

PREFERRED STOCKS - 1.3%
Brazil - 1.1%
Centrais Eletricas Brasileiras S.A. ADR	144,684	2,480
Cia Paranaense de Energia, Class B ADR	825,600	22,423
Itau Unibanco Holding S.A. ADR	215,432	5,073
Tele Norte Leste Participacoes S.A. ADR	524,900	8,157

		38,133

Germany - 0.2%
Henkel A.G. & Co. KGaA	89,498	6,205

Total Preferred Stocks (3) (Cost $35,510)		44,338

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.2%
Russia - 0.2%
Sberbank of Russia*	2,305,228	$8,022

Total Warrants (3) (Cost $8,059)		8,022

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.8%
iShares FTSE A50 China Index ETF	2,879,300	$4,811
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	163,425,864	163,426

Total Investment Companies (Cost $168,268)		168,237

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.04%, 11/17/11 (6)	$8,465	$8,463

Total Short-Term Investments (Cost $8,464)		8,463

Total Investments - 99.3% (Cost $3,192,454)		3,485,183

Other Assets less Liabilities - 0.7%		23,701

NET ASSETS - 100.0%		$3,508,884

(1)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of these restricted illiquid securities amounted to approximately $593,000 or 0.02% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Intact Financial Corp.	6/2/11	$494

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $150,589,000 with net purchases of approximately $12,837,000 during the three months ended June 30, 2011.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS     20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Mini MSCI EAFE Index	1,008	$86,481	Long	9/11	$3,118

At June 30, 2011, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	9.2
Energy	11.7
Financials	16.8
Health Care	7.4
Industrials	13.6
Information Technology	8.3
Materials	11.4
Telecommunication Services	5.8
Utilities	4.1

Total	100.0%

At June 30, 2011, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.5%
Japanese Yen	19.6
Euro	18.0
British Pound	15.5
All other currencies less than 5%	26.4

Total	100.0%

At June 30, 2011, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Japanese Yen	64,171	United States Dollar	791	7/1/11	$(7)
Swiss Franc	11	United States Dollar	13	7/1/11	—
United States Dollar	47	British Pound	29	7/1/11	—
United States Dollar	139	British Pound	87	7/1/11	—
United States Dollar	153	Swiss Franc	127	7/1/11	(1)
British Pound	865	Canadian Dollar	1,345	7/4/11	7
British Pound	20	United States Dollar	32	7/5/11	—
British Pound	138	United States Dollar	222	7/5/11	—
British Pound	274	United States Dollar	439	7/5/11	—
British Pound	154	United States Dollar	248	7/5/11	—
British Pound	2,055	United States Dollar	3,302	7/5/11	5
Hong Kong Dollar	3,668	United States Dollar	471	7/5/11	—
Hong Kong Dollar	5,264	United States Dollar	676	7/5/11	—
Hong Kong Dollar	556	United States Dollar	71	7/5/11	—
Japanese Yen	585	United States Dollar	7	7/5/11	—
Japanese Yen	1,540	United States Dollar	19	7/5/11	—
Japanese Yen	1,595	United States Dollar	20	7/5/11	—
Japanese Yen	2,729	United States Dollar	34	7/5/11	—
Japanese Yen	3,377	United States Dollar	42	7/5/11	—
Japanese Yen	4,213	United States Dollar	52	7/5/11	—
Mexican Peso	935	United States Dollar	80	7/5/11	—
Mexican Peso	253	United States Dollar	22	7/5/11	—
Singapore Dollar	14	United States Dollar	12	7/5/11	—
Singapore Dollar	31	United States Dollar	25	7/5/11	—
Swiss Franc	81	United States Dollar	96	7/5/11	—
Swiss Franc	499	United States Dollar	595	7/5/11	1
United States Dollar	382	British Pound	237	7/5/11	—
United States Dollar	255	British Pound	158	7/5/11	—
United States Dollar	831	Canadian Dollar	800	7/5/11	(2)
United States Dollar	43	Canadian Dollar	41	7/5/11	—
United States Dollar	1,488	Euro	1,025	7/5/11	(2)
United States Dollar	1,435	Euro	989	7/5/11	(2)
United States Dollar	1,377	Euro	949	7/5/11	(2)
United States Dollar	39	Hong Kong Dollar	305	7/5/11	—
United States Dollar	13	Hong Kong Dollar	100	7/5/11	—
United States Dollar	44	Hong Kong Dollar	345	7/5/11	—
United States Dollar	2,108	Norweigian Krone	11,347	7/5/11	(6)
United States Dollar	9,692	Euro	6,814	9/19/11	166

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND continued	JUNE 30, 2011 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Japanese Yen	727,762	United States Dollar	9,116	9/21/11	$72
United States Dollar	15,186	British Pound	9,508	9/23/11	58

Total					$287

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,230,703

Gross tax appreciation of investments	$360,909
Gross tax depreciation of investments	(106,429)

Net tax appreciation of investments	$254,480

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$42,365	$344,220	$—	$386,585
Consumer Staples	26,330	272,792	—	299,122
Energy	159,740	227,955	—	387,695
Financials	146,156	393,370	—	539,526
Health Care	29,608	215,534	—	245,142
Industrials	40,689	409,904	—	450,593
Information Technology	68,566	204,824	—	273,390
Materials	130,770	247,452	—	378,222
Telecommunication Services	73,335	111,097	—	184,432
Utilities	49,340	62,076	—	111,416
Preferred Stocks
Consumer Staples	—	6,205	—	6,205
Financials	5,073	—	—	5,073
Telecommunication Services	8,157	—	—	8,157
Utilities	24,903	—	—	24,903
Warrants
Financials	8,022	—	—	8,022
Investment Companies	163,426	4,811	—	168,237
Short-Term Investments	—	8,463	—	8,463

Total Investments	$976,480	$2,508,703	$—	$3,485,183

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,118	$—	$—	$3,118
Forward Foreign Currency Exchange Contracts	—	309	—	309
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22)	—	(22)

Total Other Financial Instruments	$3,118	$287	$—	$3,405

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%
Aerospace/Defense - 3.1%
Boeing (The) Co.	39,803	$2,943
General Dynamics Corp.	29,889	2,227
Lockheed Martin Corp.	40,000	3,239
Northrop Grumman Corp.	141,300	9,799
Raytheon Co.	258,000	12,861
United Technologies Corp.	35,143	3,111

		34,180

Agriculture - 1.0%
Archer-Daniels-Midland Co.	228,000	6,874
Philip Morris International, Inc.	63,700	4,253

		11,127

Apparel - 2.5%
Burberry Group PLC ADR	41,477	1,940
Coach, Inc.	145,939	9,330
NIKE, Inc., Class B	132,733	11,943
Polo Ralph Lauren Corp.	29,866	3,961

		27,174

Auto Manufacturers - 0.7%
Bayerische Motoren Werke A.G. ADR	78,912	2,608
General Motors Co*	170,000	5,161

		7,769

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.*	32,010	2,586

Banks - 4.6%
Bank of New York Mellon (The) Corp.	306,200	7,845
Citigroup, Inc.	262,890	10,947
Goldman Sachs Group (The), Inc.	63,436	8,443
JPMorgan Chase & Co.	127,300	5,212
PNC Financial Services Group, Inc.	89,029	5,307
U.S. Bancorp	206,405	5,265
Wells Fargo & Co.	253,500	7,113

		50,132

Beverages - 0.4%
Green Mountain Coffee Roasters, Inc.*	46,171	4,121

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.*	13,114	617
Amgen, Inc.*	200,000	11,670
Biogen Idec, Inc.*	48,391	5,174
Celgene Corp.*	59,354	3,580
Illumina, Inc.*	37,714	2,834
Vertex Pharmaceuticals, Inc.*	47,026	2,445

		26,320

Chemicals - 4.6%
Dow Chemical (The) Co.	260,746	9,387
E.I. du Pont de Nemours & Co.	215,116	11,627
Monsanto Co.	156,961	11,386
PPG Industries, Inc.	81,524	7,402
Praxair, Inc.	96,285	10,436

		50,238

Commercial Services - 0.7%
Mastercard, Inc., Class A	14,968	4,510
Sotheby’s	26,027	1,132
SuccessFactors, Inc.*	18,013	530
Visa, Inc.	19,574	1,649

		7,821

Computers - 3.2%
Apple, Inc.*	56,685	19,027
Cognizant Technology Solutions Corp.,
Class A*	26,925	1,975
EMC Corp.*	193,372	5,327
International Business Machines Corp.	35,469	6,085
NetApp, Inc.*	53,774	2,838

		35,252

Cosmetics/Personal Care - 0.6%
Estee Lauder (The) Cos., Inc., Class A	64,533	6,788

Distribution/Wholesale - 0.1%
Li & Fung Ltd. ADR	351,550	1,473

Diversified Financial Services - 0.4%
American Express Co.	64,100	3,314
Charles Schwab (The) Corp.	89,887	1,479

		4,793

Electric - 2.0%
Edison International	233,800	9,060
NRG Energy, Inc.*	143,300	3,522
Progress Energy, Inc.	184,500	8,858

		21,440

Electronics - 1.0%
Agilent Technologies, Inc.*	215,499	11,014

Environmental Control - 0.8%
Waste Management, Inc.	222,700	8,300

NORTHERN FUNDS QUARTERLY REPORT    23    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Food - 2.0%
Kraft Foods, Inc., Class A	274,200	$9,660
Safeway, Inc.	348,562	8,146
Whole Foods Market, Inc.	61,080	3,875

		21,681

Healthcare - Products - 1.7%
Baxter International, Inc.	153,400	9,157
Johnson & Johnson	135,300	9,000

		18,157

Healthcare - Services - 0.8%
Quest Diagnostics, Inc.	153,100	9,048

Holding Companies - Diversified - 0.2%
LVMH Moet Hennessy Louis Vuitton S.A.	65,463	2,366

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	135,000	8,986

Insurance - 6.8%
Allstate (The) Corp.	273,100	8,338
AON Corp.	122,300	6,274
Genworth Financial, Inc., Class A*	643,000	6,610
Hartford Financial Services Group, Inc.	270,000	7,120
Lincoln National Corp.	125,000	3,561
Loews Corp.	175,000	7,366
Marsh & McLennan Cos., Inc.	289,100	9,017
MetLife, Inc.	221,400	9,713
Travelers (The) Cos., Inc.	146,000	8,523
Unum Group	320,000	8,154

		74,676

Internet - 4.6%
Amazon.com, Inc.*	77,878	15,925
Baidu, Inc. ADR*	95,680	13,407
F5 Networks, Inc.*	12,786	1,410
Google, Inc., Class A*	10,144	5,137
Mail.ru Group Ltd. GDR (1) (2) *	10,987	342
priceline.com, Inc.*	21,073	10,788
Tencent Holdings Ltd. ADR	51,097	1,400
Youku.com, Inc. ADR*	68,993	2,370

		50,779

Lodging - 0.2%
Marriott International, Inc., Class A	69,937	2,482
Marriott International, Inc., Class A - (Fractional Shares)*	9,000	—

		2,482

Machinery - Diversified - 1.4%
Cummins, Inc.	39,293	$4,067
Deere & Co.	36,082	2,975
Rockwell Automation, Inc.	88,548	7,682

		14,724

Media - 3.8%
Comcast Corp., Class A	336,900	8,537
Time Warner, Inc.	439,974	16,002
Viacom, Inc., Class B	255,000	13,005
Walt Disney (The) Co.	112,365	4,387

		41,931

Metal Fabrication/Hardware - 1.1%
Precision Castparts Corp.	69,616	11,462

Mining - 1.9%
AngloGold Ashanti Ltd. ADR	261,900	11,023
Barrick Gold Corp.	162,500	7,360
Freeport-McMoRan Copper & Gold, Inc.	50,074	2,649

		21,032

Miscellaneous Manufacturing - 1.7%
Danaher Corp.	106,380	5,637
Eaton Corp.	108,374	5,576
Ingersoll-Rand PLC	169,395	7,692

		18,905

Office/Business Equipment - 1.2%
Pitney Bowes, Inc.	155,500	3,575
Xerox Corp.	864,900	9,003

		12,578

Oil & Gas - 7.5%
Anadarko Petroleum Corp.	24,485	1,879
Apache Corp.	92,000	11,352
Canadian Natural Resources Ltd.	145,000	6,070
Chevron Corp.	81,600	8,392
Concho Resources, Inc.*	19,531	1,794
ConocoPhillips	108,100	8,128
Continental Resources, Inc.*	38,903	2,525
EOG Resources, Inc.	31,492	3,292
Hess Corp.	60,100	4,493
Marathon Oil Corp.	162,800	8,576
Noble Energy, Inc.	60,000	5,378
Occidental Petroleum Corp.	150,786	15,688
Talisman Energy, Inc.	225,700	4,625

		82,192

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Oil & Gas Services - 1.5%
Halliburton Co.	184,682	$9,419
Schlumberger Ltd.	80,454	6,951

		16,370

Pharmaceuticals - 7.7%
Allergan, Inc.	40,274	3,353
Cardinal Health, Inc.	205,200	9,320
Express Scripts, Inc.*	68,807	3,714
Mead Johnson Nutrition Co.	77,679	5,247
Merck & Co., Inc.	385,400	13,601
Novo-Nordisk A/S ADR	20,929	2,622
Pfizer, Inc.	1,192,896	24,574
Sanofi ADR	300,000	12,051
Shire PLC ADR	37,043	3,490
Teva Pharmaceutical Industries Ltd. ADR	137,384	6,624

		84,596

Pipelines - 0.8%
Williams (The) Cos., Inc.	279,200	8,446

Retail - 7.5%
Bed Bath & Beyond, Inc.*	16,816	982
Chipotle Mexican Grill, Inc.*	18,460	5,689
Cie Financiere Richemont S.A. ADR	904,919	5,945
Costco Wholesale Corp.	41,788	3,395
CVS Caremark Corp.	394,700	14,833
Lowe’s Cos., Inc.	322,400	7,515
Lululemon Athletica, Inc.*	9,710	1,086
McDonald’s Corp.	103,538	8,730
O’Reilly Automotive, Inc.*	47,091	3,085
Starbucks Corp.	267,784	10,575
Tiffany & Co.	106,615	8,371
TJX Co., Inc.	176,028	9,247
Yum! Brands, Inc.	54,546	3,013

		82,466

Semiconductors - 1.3%
ARM Holdings PLC ADR	30,054	855
Atmel Corp.*	82,673	1,163
Avago Technologies Ltd.	64,002	2,432
Broadcom Corp., Class A*	31,714	1,067
Intel Corp.	395,400	8,762

		14,279

Software - 5.0%
CA, Inc.	807,400	18,441
Microsoft Corp.	200,000	5,200
Oracle Corp.	501,703	16,511
Red Hat, Inc.*	57,519	2,640
Salesforce.com, Inc.*	50,072	7,460
VMware, Inc., Class A*	42,463	4,256

		54,508

Telecommunications - 6.0%
Acme Packet, Inc.*	37,307	2,616
American Tower Corp., Class A*	53,558	2,803
AT&T, Inc.	292,600	9,191
Cisco Systems, Inc.	820,300	12,805
Juniper Networks, Inc.*	105,306	3,317
Motorola Mobility Holdings, Inc.*	275,000	6,061
Motorola Solutions, Inc.*	366,614	16,879
QUALCOMM, Inc.	60,716	3,448
Verizon Communications, Inc.	234,500	8,730

		65,850

Transportation - 1.3%
Union Pacific Corp.	139,375	14,551

Total Common Stocks
(Cost $886,203)		1,042,593

PREFERRED STOCKS - 0.4%
Banks - 0.4%
Itau Unibanco Holding S.A. ADR	134,200	3,161
Wells Fargo & Co.*	34,675	991

		4,152

Total Preferred Stocks
(Cost $3,039)		4,152

INVESTMENT COMPANIES - 6.9%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	75,356,665	75,357

Total Investment Companies (Cost $75,357)		75,357

NORTHERN FUNDS QUARTERLY REPORT    25    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 11/17/11(5)	$1,965	$1,964

Total Short-Term Investments (Cost $1,965)		1,964

Total Investments - 102.6% (Cost $966,564)		1,124,066

Liabilities less Other Assets - (2.6)%		(28,618)

NET ASSETS - 100.0%		$1,095,448

(1)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of the restricted illiquid security amounted to approximately $342,000 or 0.03% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Mail.ru Group Ltd. GDR	11/5/10-11/17/10	$370

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $60,191,000 with net purchases of approximately $15,166,000 during the three months ended June 30, 2011.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
S&P 500	77	$25,323	Long	9/11	$692

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$976,001

Gross tax appreciation of investments	$164,602
Gross tax depreciation of investments	(16,537)

Net tax appreciation of investments	$148,065

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,042,593	(1)	$—	$—	$1,042,593
Preferred Stocks	4,152		—	—	4,152
Investment Companies	75,357		—	—	75,357
Short-Term Investments	—		1,964	—	1,964

Total Investments	$1,122,102		$1,964	$—	$1,124,066

OTHER FINANCIAL INSTRUMENTS
Assets Futures Contracts	$692		$—	$—	$692

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Aerospace/Defense - 1.4%
Aerovironment, Inc.*	126,885	$4,485
L-3 Communications Holdings, Inc.	51,800	4,530
Northrop Grumman Corp.	51,100	3,544
Triumph Group, Inc.	36,675	3,652

		16,211

Agriculture - 0.4%
Archer-Daniels-Midland Co.	98,100	2,957
Reynolds American, Inc.	56,700	2,101

		5,058

Airlines - 0.1%
Skywest, Inc.	68,200	1,027

Apparel - 1.4%
Coach, Inc.	88,685	5,670
Deckers Outdoor Corp.*	50,760	4,474
Gildan Activewear, Inc.	109,100	3,837
Jones Group (The), Inc.	42,900	465
Timberland (The) Co., Class A*	51,100	2,196

		16,642

Auto Manufacturers - 0.2%
Oshkosh Corp.*	70,900	2,052

Auto Parts & Equipment - 1.5%
Autoliv, Inc.	48,000	3,766
Cooper Tire & Rubber Co.	91,000	1,801
Lear Corp.	143,800	7,690
TRW Automotive Holdings Corp.*	79,200	4,675

		17,932

Banks - 3.9%
Banco Latinoamericano de Comercio
Exterior S.A., Class E	57,900	1,003
Capital One Financial Corp.	36,000	1,860
CVB Financial Corp.	191,900	1,775
East West Bancorp, Inc.	139,240	2,814
Fifth Third Bancorp	997,500	12,718
FNB Corp.	80,300	831
Huntington Bancshares, Inc.	917,650	6,020
International Bancshares Corp.	55,300	925
KeyCorp	1,353,600	11,276
PrivateBancorp, Inc.	23,900	330
Regions Financial Corp.	111,000	688
Signature Bank*	49,370	2,824
State Street Corp.	69,500	3,134

		46,198

Beverages - 1.3%
Coca-Cola Enterprises, Inc.	71,700	$2,092
Constellation Brands, Inc., Class A*	76,150	1,586
Green Mountain Coffee Roasters, Inc.*	130,600	11,657

		15,335

Biotechnology - 1.3%
Dendreon Corp.*	116,800	4,607
Human Genome Sciences, Inc.*	187,947	4,612
Medicines (The) Co.*	62,900	1,038
Vertex Pharmaceuticals, Inc.*	92,900	4,830

		15,087

Building Materials - 0.3%
Owens Corning*	93,000	3,474

Chemicals - 2.3%
Agrium, Inc.	32,200	2,826
Arch Chemicals, Inc.	26,500	913
Ashland, Inc.	40,500	2,617
CF Industries Holdings, Inc.	29,100	4,123
Huntsman Corp.	271,175	5,112
Lubrizol Corp.	11,700	1,571
NewMarket Corp.	18,300	3,124
PolyOne Corp.	112,700	1,743
Sigma-Aldrich Corp.	54,505	3,999
Stepan Co.	18,790	1,332

		27,360

Coal - 0.4%
Walter Energy, Inc.	43,775	5,069

Commercial Services - 3.2%
Advance America Cash Advance
Centers, Inc.	116,100	800
Capella Education Co.*	58,100	2,431
Convergys Corp.*	203,200	2,772
Green Dot Corp., Class A*	97,900	3,327
Hertz Global Holdings, Inc.*	207,025	3,287
Pre-Paid Legal Services, Inc.*	7,800	519
R.R. Donnelley & Sons Co.	94,600	1,855
Resources Connection, Inc.	261,100	3,144
Robert Half International, Inc.	166,400	4,498
SAIC, Inc.*	50,900	856
SEI Investments Co.	186,200	4,191
Strayer Education, Inc.	32,600	4,120
SuccessFactors, Inc.*	113,450	3,335

NORTHERN FUNDS QUARTERLY REPORT     27    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Commercial Services - 3.2% continued
Weight Watchers International, Inc.	40,450	$3,053

		38,188

Computers - 3.1%
Cognizant Technology Solutions Corp.,
Class A*	70,970	5,205
Computer Sciences Corp.	60,000	2,278
Fusion-io, Inc.*	2,700	81
IHS, Inc., Class A*	115,120	9,603
Lexmark International, Inc., Class A*	41,000	1,200
MICROS Systems, Inc.*	104,964	5,218
NCR Corp.*	119,700	2,261
Riverbed Technology, Inc.*	67,245	2,662
Seagate Technology PLC	155,700	2,516
Western Digital Corp.*	139,850	5,088

		36,112

Distribution/Wholesale - 1.5%
Fastenal Co.	161,470	5,811
Fossil, Inc.*	49,300	5,804
Ingram Micro, Inc., Class A*	55,300	1,003
LKQ Corp.*	135,551	3,537
United Stationers, Inc.	47,425	1,680

		17,835

Diversified Financial Services - 3.7%
Affiliated Managers Group, Inc.*	34,975	3,548
Ameriprise Financial, Inc.	89,900	5,186
Discover Financial Services	290,500	7,771
GFI Group, Inc.	158,800	729
IntercontinentalExchange, Inc.*	30,680	3,826
Invesco Ltd.	227,875	5,332
Knight Capital Group, Inc., Class A*	80,200	884
Raymond James Financial, Inc.	124,925	4,016
SLM Corp.	421,675	7,088
T. Rowe Price Group, Inc.	76,100	4,592

		42,972

Electric - 3.6%
Ameren Corp.	89,000	2,567
American Electric Power Co., Inc.	123,200	4,642
CMS Energy Corp.	463,825	9,133
DTE Energy Co.	37,400	1,871
El Paso Electric Co.	92,200	2,978
Entergy Corp.	51,500	3,516
FirstEnergy Corp.	154,350	6,814
GenOn Energy, Inc.*	396,049	1,529
Portland General Electric Co.	151,700	$3,835
PPL Corp.	86,300	2,402
Public Service Enterprise Group, Inc.	77,700	2,536

		41,823

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	89,395	4,014
Universal Display Corp.*	32,600	1,144

		5,158

Electronics - 1.7%
Amphenol Corp., Class A	91,175	4,923
Benchmark Electronics, Inc.*	34,600	571
Dolby Laboratories, Inc., Class A*	39,270	1,667
Gentex Corp.	112,360	3,397
Pulse Electronics Corp.	33,600	148
TE Connectivity Ltd.	85,400	3,139
Tech Data Corp.*	25,700	1,256
Trimble Navigation Ltd.*	99,170	3,931
Vishay Intertechnology, Inc.*	76,700	1,154

		20,186

Engineering & Construction - 0.7%
KBR, Inc.	169,000	6,370
Tutor Perini Corp.	98,100	1,881

		8,251

Environmental Control - 0.5%
Stericycle, Inc.*	66,060	5,887

Food - 2.0%
Cal-Maine Foods, Inc.	24,000	767
Chiquita Brands International, Inc.*	65,800	857
ConAgra Foods, Inc.	126,600	3,268
Dean Foods Co.*	4,400	54
Fresh Del Monte Produce, Inc.	42,800	1,141
Hain Celestial Group (The), Inc.*	157,115	5,241
Safeway, Inc.	186,500	4,359
Smithfield Foods, Inc.*	195,300	4,271
SUPERVALU, Inc.	67,800	638
Sysco Corp.	107,250	3,344

		23,940

Forest Products & Paper - 1.0%
Boise, Inc.	241,400	1,880
International Paper Co.	189,900	5,663
MeadWestvaco Corp.	137,800	4,590

		12,133

FIXED INCOME PORTFOLIOS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Gas - 0.7%
Atmos Energy Corp.	53,400	$1,775
NiSource, Inc.	240,575	4,872
Southern Union Co.	38,400	1,542

		8,189

Hand/Machine Tools - 0.3%
Lincoln Electric Holdings, Inc.	89,190	3,197

Healthcare - Products - 3.4%
C.R. Bard, Inc.	27,685	3,041
DENTSPLY International, Inc.	62,785	2,391
IDEXX Laboratories, Inc.*	62,765	4,868
Intuitive Surgical, Inc.*	16,088	5,986
Kinetic Concepts, Inc.*	27,600	1,591
ResMed, Inc.*	128,774	3,986
Varian Medical Systems, Inc.*	62,405	4,370
Volcano Corp.*	124,400	4,017
Zimmer Holdings, Inc.*	145,300	9,183

		39,433

Healthcare-Services - 2.3%
Aetna, Inc.	131,500	5,798
CIGNA Corp.	128,775	6,623
Coventry Health Care, Inc.*	55,400	2,020
Health Management Associates, Inc., Class A*	595,200	6,416
Health Net, Inc.*	186,475	5,984

		26,841

Home Furnishings - 0.8%
Harman International Industries, Inc.	91,828	4,185
Whirlpool Corp.	58,300	4,741

		8,926

Household Products/Wares - 0.5%
American Greetings Corp., Class A	31,900	767
Blyth, Inc.	12,175	613
Central Garden and Pet Co., Class A*	99,100	1,006
Church & Dwight Co., Inc.	99,376	4,028

		6,414

Housewares - 0.1%
Newell Rubbermaid, Inc.	67,100	1,059

Insurance - 5.5%
ACE Ltd.	80,100	5,272
Aflac, Inc.	13,700	639
Allied World Assurance Co. Holdings Ltd.	11,890	685
Allstate (The) Corp.	55,200	1,685
American Financial Group, Inc.	49,800	$1,777
Aspen Insurance Holdings Ltd.	30,700	790
Assurant, Inc.	83,000	3,010
Chubb Corp.	59,400	3,719
Endurance Specialty Holdings Ltd.	53,153	2,197
Everest Re Group Ltd.	23,100	1,888
Genworth Financial, Inc., Class A*	35,900	369
Hartford Financial Services Group, Inc.	337,960	8,912
Lincoln National Corp.	265,700	7,570
Marsh & McLennan Cos., Inc.	225,700	7,040
Meadowbrook Insurance Group, Inc.	173,800	1,722
Montpelier Re Holdings Ltd.	33,200	598
PartnerRe Ltd.	10,700	737
Presidential Life Corp.	44,400	464
Tower Group, Inc.	139,500	3,323
Unum Group	100,500	2,561
Validus Holdings Ltd.	32,200	997
W.R. Berkley Corp.	45,900	1,489
XL Group PLC	320,900	7,053

		64,497

Internet - 3.1%
Akamai Technologies, Inc.*	57,315	1,804
Baidu, Inc. ADR*	41,700	5,843
Ctrip.com International Ltd. ADR*	108,753	4,685
Expedia, Inc.	40,500	1,174
F5 Networks, Inc.*	70,790	7,805
HomeAway, Inc.*	1,300	50
LinkedIn Corp., Class A*	800	72
Qihoo 360 Technology Co. Ltd. ADR*	5,000	97
Symantec Corp.*	324,200	6,393
ValueClick, Inc.*	162,025	2,690
Youku.com, Inc. ADR*	154,680	5,313

		35,926

Iron/Steel - 0.3%
Allegheny Technologies, Inc.	36,000	2,285
Cliffs Natural Resources, Inc.	17,900	1,655

		3,940

Leisure Time - 0.3%
Harley-Davidson, Inc.	98,375	4,030

Lodging - 0.3%
Marriott International, Inc., Class A - (Fractional Shares)*	34,801	—

NORTHERN FUNDS QUARTERLY REPORT    29    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Lodging - 0.3% continued
Wyndham Worldwide Corp.	109,050	$3,670

		3,670

Machinery - Diversified - 1.9%
AGCO Corp.*	57,900	2,858
Albany International Corp., Class A	51,500	1,359
Flowserve Corp.	42,255	4,643
IDEX Corp.	67,055	3,074
NACCO Industries, Inc., Class A	7,929	768
Rockwell Automation, Inc.	44,600	3,870
Roper Industries, Inc.	65,041	5,418

		21,990

Media - 0.9%
CBS Corp., Class B (Non Voting)	95,975	2,734
DISH Network Corp., Class A*	47,700	1,463
Factset Research Systems, Inc.	44,980	4,602
Gannett Co., Inc.	130,900	1,875

		10,674

Metal Fabrication/Hardware - 0.7%
Timken (The) Co.	166,075	8,370

Mining - 0.6%
Alcoa, Inc.	383,800	6,087
USEC, Inc.*	172,000	575

		6,662

Miscellaneous Manufacturing - 1.2%
Eaton Corp.	94,500	4,862
EnPro Industries, Inc.*	42,200	2,028
ITT Corp.	41,100	2,422
Pentair, Inc.	130,100	5,251

		14,563

Office/Business Equipment - 0.6%
Xerox Corp.	677,325	7,051

Oil & Gas - 5.6%
Atwood Oceanics, Inc.*	56,300	2,485
Brigham Exploration Co.*	68,100	2,038
Chesapeake Energy Corp.	142,400	4,228
Concho Resources, Inc.*	46,585	4,279
Denbury Resources, Inc.*	330,300	6,606
Energen Corp.	86,575	4,891
Hess Corp.	47,200	3,529
Murphy Oil Corp.	70,600	4,636
Noble Corp.	54,200	2,136
Range Resources Corp.	60,095	3,335
SM Energy Co.	25,325	1,861
Tesoro Corp.*	81,200	1,860
Ultra Petroleum Corp.*	73,100	3,348
Valero Energy Corp.	263,000	6,725
W&T Offshore, Inc.	164,600	4,299
Western Refining, Inc.*	372,800	6,737
Whiting Petroleum Corp.*	40,820	2,323

		65,316

Oil & Gas Services - 3.8%
CARBO Ceramics, Inc.	50,300	8,196
Complete Production Services, Inc.*	48,600	1,621
Core Laboratories N.V.	66,800	7,451
FMC Technologies, Inc.*	200,145	8,964
Oceaneering International, Inc.	123,200	4,990
Oil States International, Inc.*	117,140	9,361
Superior Energy Services, Inc.*	96,950	3,601

		44,184

Packaging & Containers - 0.2%
Sonoco Products Co.	57,900	2,058

Pharmaceuticals - 2.6%
Cardinal Health, Inc.	131,575	5,976
Cephalon, Inc.*	43,700	3,492
Endo Pharmaceuticals Holdings, Inc.*	41,700	1,675
Forest Laboratories, Inc.*	52,300	2,057
Ironwood Pharmaceuticals, Inc.*	93,000	1,462
McKesson Corp.	16,200	1,355
Mylan, Inc.*	226,738	5,593
Par Pharmaceutical Cos., Inc.*	102,900	3,394
Pharmasset, Inc.*	9,900	1,111
SXC Health Solutions Corp.*	81,600	4,808

		30,923

Real Estate Investment Trusts - 3.4%
Annaly Capital Management, Inc.	84,600	1,526
BioMed Realty Trust, Inc.	90,800	1,747
Brandywine Realty Trust	229,000	2,654
Capstead Mortgage Corp.	111,100	1,489
CBL & Associates Properties, Inc.	572,100	10,372
CommonWealth REIT	81,875	2,116
DuPont Fabros Technology, Inc.	105,200	2,651
Home Properties, Inc.	70,075	4,266
Hospitality Properties Trust	159,100	3,858
Lexington Realty Trust	254,500	2,324
MFA Financial, Inc.	341,900	2,749

MULTI-MANAGER FUNDS     30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Real Estate Investment Trusts - 3.4% continued
Parkway Properties, Inc.	53,600	$914
Vornado Realty Trust	37,000	3,448

		40,114

Retail - 8.6%
American Eagle Outfitters, Inc.	132,500	1,689
Bob Evans Farms, Inc.	22,700	794
Brinker International, Inc.	93,600	2,290
CarMax, Inc.*	135,500	4,481
Children’s Place Retail Stores (The), Inc.*	46,200	2,056
Chipotle Mexican Grill, Inc.*	18,295	5,638
Copart, Inc.*	89,170	4,155
Dick’s Sporting Goods, Inc.*	145,140	5,581
Dillard’s, Inc., Class A	53,900	2,810
GameStop Corp., Class A*	95,800	2,555
Gap (The), Inc.	188,400	3,410
Kohl’s Corp.	83,100	4,156
Macy’s, Inc.	413,700	12,097
Nu Skin Enterprises, Inc., Class A	55,900	2,099
O’Reilly Automotive, Inc.*	94,835	6,213
Panera Bread Co., Class A*	46,445	5,836
Phillips-Van Heusen Corp.	73,135	4,788
Pier 1 Imports, Inc.*	307,975	3,563
RadioShack Corp.	109,800	1,461
Ruby Tuesday, Inc.*	71,600	772
Rue21, Inc.*	157,733	5,126
Signet Jewelers Ltd.*	119,600	5,599
Tractor Supply Co.	104,015	6,957
Urban Outfitters, Inc.*	186,541	5,251
Williams-Sonoma, Inc.	46,954	1,713

		101,090

Savings & Loans - 0.6%
First Niagara Financial Group, Inc.	432,500	5,709
Hudson City Bancorp, Inc.	132,000	1,081

		6,790

Semiconductors - 2.1%
ARM Holdings PLC ADR	225,900	6,423
Atmel Corp.*	443,625	6,242
Cavium, Inc.*	101,105	4,407
Fairchild Semiconductor International, Inc.*	189,300	3,163
KLA-Tencor Corp.	46,400	1,878
Micron Technology, Inc.*	302,300	2,261

		24,374

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc.*	8,516	294

Software - 5.2%
ANSYS, Inc.*	100,785	5,510
athenahealth, Inc.*	105,435	4,333
Cerner Corp.*	96,068	5,871
Citrix Systems, Inc.*	65,520	5,242
Fiserv, Inc.*	45,205	2,831
Intuit, Inc.*	104,305	5,409
MSCI, Inc. Class A*	116,746	4,399
Progress Software Corp.*	185,300	4,471
QLIK Technologies, Inc.*	177,581	6,049
Red Hat, Inc.*	57,740	2,650
Salesforce.com, Inc.*	52,000	7,747
VMware, Inc., Class A*	69,802	6,996

		61,508

Telecommunications - 1.8%
Alcatel-Lucent ADR*	756,700	4,366
Aruba Networks, Inc.*	179,300	5,298
Cincinnati Bell, Inc.*	483,300	1,605
Harris Corp.	74,900	3,375
MetroPCS Communications, Inc.*	242,275	4,169
RF Micro Devices, Inc.*	273,700	1,675
USA Mobility, Inc.	41,200	629

		21,117

Transportation - 2.6%
Atlas Air Worldwide Holdings, Inc.*	27,200	1,619
C.H. Robinson Worldwide, Inc.	109,240	8,613
Expeditors International of Washington, Inc.	195,885	10,027
Genesee & Wyoming, Inc., Class A*	54,890	3,219
Overseas Shipholding Group, Inc.	35,600	959
Ryder System, Inc.	114,500	6,509

		30,946

Trucking & Leasing - 0.3%
Aircastle Ltd.	138,300	1,759
AMERCO*	17,500	1,683

		3,442

Water - 0.8%
American Water Works Co., Inc.	309,700	9,121

Total Common Stocks (Cost $934,709)		1,140,639

NORTHERN FUNDS QUARTERLY REPORT    31    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds -
Diversified Assets Portfolio (1) (2)	32,209,189	$32,209

Total Investment Companies (Cost $32,209)		32,209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 11/17/11(3)	$1,865	$1,865

Total Short-Term Investments (Cost $1,865)		1,865

Total Investments - 99.9% (Cost $968,783)		1,174,713

Other Assets less Liabilities - 0.1%		1,344

NET ASSETS - 100.0%		$1,176,057

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $39,522,000 with net sales of approximately $7,313,000 during the three months ended June 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
S&P Mid Cap
400 E-mini	229	$22,362	Long	9/11	$783

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$974,260

Gross tax appreciation of investments	$233,279
Gross tax depreciation of investments	$(32,826)

Net tax appreciation of investments	$200,453

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,140,639	(1)	$—	$—	$1,140,639
Investment Companies	32,209		—	—	32,209
Short-Term Investments	—		1,865	—	1,865

Total Investments	$1,172,848		$1,865	$—	$1,174,713

OTHER FINANCIAL INTRUMENTS
Assets
Futures Contracts	$783		$—	$—	$783

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2%
Advertising - 0.6%
Interpublic Group of (The) Cos., Inc.	44,900	$561
MDC Partners, Inc., Class A	168,326	3,040

		3,601

Aerospace/Defense - 2.3%
Alliant Techsystems, Inc.	60,600	4,323
Curtiss-Wright Corp.	30,800	997
Embraer S.A. ADR	13,900	428
Kaman Corp.	114,885	4,075
Teledyne Technologies, Inc.*	74,983	3,776

		13,599

Airlines - 0.3%
Copa Holdings S.A., Class A	28,115	1,876

Apparel - 1.3%
Columbia Sportswear Co.	17,008	1,078
CROCS, Inc.*	40,065	1,032
Jones Group (The), Inc.	201,000	2,181
Quiksilver, Inc.*	525,700	2,471
Steven Madden Ltd.*	27,175	1,019

		7,781

Auto Manufacturers - 0.5%
Tesla Motors, Inc.*	52,000	1,515
Wabash National Corp.*	175,340	1,643

		3,158

Auto Parts & Equipment - 1.4%
Cooper Tire & Rubber Co.	102,164	2,022
Goodyear Tire & Rubber (The) Co.*	79,600	1,335
Meritor, Inc.*	35,800	574
Miller Industries, Inc.	244,892	4,577

		8,508

Banks - 3.0%
Associated Banc-Corp.	80,400	1,117
CapitalSource, Inc.	296,000	1,909
Cass Information Systems, Inc.	39,665	1,498
Community Bank System, Inc.	53,850	1,335
First Horizon National Corp.	191,085	1,823
First Horizon National Corp. - (Fractional Shares)*	63,966	—
First Interstate Bancsystem, Inc.	91,337	1,346
Fulton Financial Corp.	188,175	2,015
M&T Bank Corp.	1,546	136
Synovus Financial Corp.	228,900	476
Trustmark Corp.	46,800	1,096
Webster Financial Corp.	70,600	1,484
Westamerica Bancorporation	37,032	1,824
Wintrust Financial Corp.	58,910	1,896

		17,955

Biotechnology - 0.8%
Cubist Pharmaceuticals, Inc.*	56,250	2,024
Emergent Biosolutions, Inc.*	69,260	1,562
Myriad Genetics, Inc.*	42,975	976

		4,562

Chemicals - 1.1%
Arch Chemicals, Inc.	31,900	1,099
Cabot Corp.	49,911	1,990
Innophos Holdings, Inc.	25,468	1,243
Landec Corp.*	119,515	789
Sensient Technologies Corp.	31,900	1,182

		6,303

Commercial Services - 11.0%
American Public Education, Inc.*	58,219	2,591
Capella Education Co.*	21,497	900
CBIZ, Inc.*	336,961	2,480
CDI Corp.	21,833	290
Chemed Corp.	107,265	7,028
Convergys Corp.*	180,200	2,458
CoStar Group, Inc.*	25,500	1,512
Forrester Research, Inc.	52,745	1,738
Geo Group (The), Inc.*	45,400	1,046
Global Cash Access Holdings, Inc.*	274,012	871
Grand Canyon Education, Inc.*	74,404	1,055
Heartland Payment Systems, Inc.	60,100	1,238
Heidrick & Struggles International, Inc.	73,300	1,659
Hudson Highland Group, Inc.*	285,455	1,527
Huron Consulting Group, Inc.*	37,845	1,143
KAR Auction Services, Inc.*	166,723	3,153
Manpower, Inc.	24,400	1,309
MAXIMUS, Inc.	60,530	5,008
PHH Corp.*	164,500	3,376
R.R. Donnelley & Sons Co.	159,400	3,126
Rent-A-Center, Inc.	46,100	1,409
Resources Connection, Inc.	110,105	1,326
Ritchie Bros. Auctioneers, Inc.	129,352	3,556
Rollins, Inc.	215,825	4,398
United Rentals, Inc.*	57,955	1,472
Universal Technical Institute, Inc.*	36,130	714

NORTHERN FUNDS QUARTERLY REPORT    33    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Commercial Services - 11.0% continued
Valassis Communications, Inc.*	241,400	$7,314
VistaPrint N.V.*	45,447	2,175

		65,872

Computers - 1.8%
Ciber, Inc.*	349,930	1,942
Echelon Corp.*	152,139	1,383
Lexmark International, Inc., Class A*	6,300	184
Ness Technologies, Inc.*	242,527	1,836
RealD, Inc.*	47,650	1,115
Stratasys, Inc.*	42,284	1,425
Syntel, Inc.	19,765	1,169
Telvent GIT S.A.*	42,620	1,696

		10,750

Distribution/Wholesale - 1.4%
Beacon Roofing Supply, Inc.*	111,880	2,553
LKQ Corp.*	120,415	3,142
Owens & Minor, Inc.	77,476	2,672

		8,367

Diversified Financial Services - 2.8%
Affiliated Managers Group, Inc.*	26,300	2,668
Encore Capital Group, Inc.*	35,850	1,101
Financial Engines, Inc.*	85,752	2,223
Greenhill & Co., Inc.	23,725	1,277
MarketAxess Holdings, Inc.	37,500	940
Nelnet, Inc., Class A	189,856	4,188
Portfolio Recovery Associates, Inc.*	37,898	3,213
WisdomTree Investments, Inc.*	162,325	1,029

		16,639

Electric - 2.1%
EnerNOC, Inc.*	44,073	694
Great Plains Energy, Inc.	235,800	4,888
Portland General Electric Co.	155,900	3,941
UIL Holdings Corp.	53,060	1,716
Westar Energy, Inc.	50,300	1,354

		12,593

Electrical Components & Equipment - 0.5%
Belden, Inc.	43,031	1,500
GrafTech International Ltd.*	85,000	1,723

		3,223

Electronics - 2.3%
CTS Corp.	102,147	988
FARO Technologies, Inc.*	41,395	1,813
Gentex Corp.	101,733	$3,075
National Instruments Corp.	146,100	4,338
Park Electrochemical Corp.	49,855	1,393
SRS Labs, Inc.*	72,954	700
Stoneridge, Inc.*	94,790	1,397

		13,704

Engineering & Construction - 0.2%
EMCOR Group, Inc.*	16,600	487
Insituform Technologies, Inc., Class A*	38,700	811

		1,298

Entertainment - 0.5%
Lakes Entertainment, Inc.*	55,300	122
Six Flags Entertainment Corp.	71,356	2,672

		2,794

Food - 1.2%
Lancaster Colony Corp.	24,910	1,515
Overhill Farms, Inc.*	399,352	2,216
United Natural Foods, Inc.*	75,484	3,221

		6,952

Forest Products & Paper - 0.4%
Buckeye Technologies, Inc.	38,800	1,047
Schweitzer-Mauduit International, Inc.	23,200	1,303

		2,350

Gas - 0.4%
South Jersey Industries, Inc.	49,381	2,682

Hand/Machine Tools - 0.4%
Franklin Electric Co., Inc.	52,720	2,475

Healthcare - Products - 6.0%
Abaxis, Inc.*	112,629	3,069
Align Technology, Inc.*	101,370	2,311
Angiodynamics, Inc.*	129,220	1,839
Cepheid, Inc.*	163,177	5,652
Cooper (The) Cos., Inc.	37,168	2,945
Insulet Corp.*	48,975	1,086
Kinetic Concepts, Inc.*	29,500	1,700
MAKO Surgical Corp.*	43,225	1,285
Masimo Corp.	48,820	1,449
Medtox Scientific, Inc.	35,380	618
Meridian Bioscience, Inc.	75,206	1,813
NuVasive, Inc.*	87,210	2,868
STERIS Corp.	40,354	1,412
Techne Corp.	29,395	2,451

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Healthcare - Products - 6.0% continued
Teleflex, Inc.	37,900	$2,314
West Pharmaceutical Services, Inc.	31,959	1,399
Zoll Medical Corp.*	26,740	1,515

		35,726

Healthcare - Services - 1.3%
Bio-Reference Labs, Inc.*	65,560	1,370
IPC The Hospitalist Co., Inc.*	43,175	2,001
LifePoint Hospitals, Inc.*	28,700	1,122
Mednax, Inc.*	45,305	3,271

		7,764

Home Furnishings - 0.2%
Furniture Brands International, Inc.*	230,000	952

Household Products/Wares - 0.8%
Ennis, Inc.	47,587	828
Helen of Troy Ltd.*	36,900	1,274
Tupperware Brands Corp.	35,845	2,418

		4,520

Housewares - 0.3%
Toro (The) Co.	28,819	1,744

Insurance - 4.1%
Alterra Capital Holdings Ltd.	83,424	1,860
American Equity Investment Life Holding Co.	179,477	2,281
CNO Financial Group, Inc.*	368,500	2,915
Employers Holdings, Inc.	68,200	1,144
Endurance Specialty Holdings Ltd.	37,200	1,538
Global Indemnity PLC*	163,748	3,632
Horace Mann Educators Corp.	80,400	1,255
Platinum Underwriters Holdings Ltd.	49,339	1,640
Protective Life Corp.	65,900	1,524
StanCorp Financial Group, Inc.	30,796	1,299
Symetra Financial Corp.	307,310	4,127
Unitrin, Inc.	38,300	1,137

		24,352

Internet - 4.4%
Ancestry.com, Inc.*	57,700	2,388
BroadSoft, Inc.*	99,025	3,776
Constant Contact, Inc.*	171,776	4,360
DealerTrack Holdings, Inc.*	77,560	1,780
IAC/InterActiveCorp*	99,200	3,786
j2 Global Communications, Inc.*	121,800	3,438
Liquidity Services, Inc.*	19,200	453
ReachLocal, Inc.*	64,450	1,343
Responsys, Inc.*	64,275	1,140
Shutterfly, Inc.*	48,715	2,797
SPS Commerce, Inc.*	3,830	68
ValueClick, Inc.*	50,600	840

		26,169

Investment Companies - 0.4%
Hercules Technology Growth Capital, Inc.	202,137	2,126

Iron/Steel - 0.3%
Schnitzer Steel Industries, Inc., Class A	26,915	1,550

Leisure Time - 0.6%
Life Time Fitness, Inc.*	83,755	3,343

Machinery - Construction & Mining - 0.2%
Terex Corp.*	50,400	1,434

Media - 0.8%
DG FastChannel, Inc.*	94,200	3,019
Dolan (The) Co.*	198,894	1,685

		4,704

Metal Fabrication/Hardware - 0.8%
CIRCOR International, Inc.	31,100	1,332
Dynamic Materials Corp.	76,915	1,724
Haynes International, Inc.	19,240	1,192
Mueller Water Products, Inc., Class A	119,400	475

		4,723

Mining - 2.1%
Globe Specialty Metals, Inc.	130,840	2,933
Horsehead Holding Corp.*	198,985	2,651
Noranda Aluminium Holding Corp.*	290,200	4,394
Silver Standard Resources, Inc.*	46,775	1,248
Silvercorp Metals, Inc.	84,100	789
US Antimony Corp.*	173,800	660

		12,675

Miscellaneous Manufacturing - 1.5%
A.O. Smith Corp.	51,450	2,176
Brink’s (The) Co.	101,634	3,032
Hexcel Corp.*	55,850	1,222
Polypore International, Inc.*	38,780	2,631

		9,061

Oil & Gas - 5.6%
Berry Petroleum Co., Class A	27,600	1,466
Carrizo Oil & Gas, Inc.*	50,015	2,088

NORTHERN FUNDS QUARTERLY REPORT    35    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Oil & Gas - 5.6% continued
Cobalt International Energy, Inc.*	161,200	$2,197
Comstock Resources, Inc.*	152,620	4,394
Goodrich Petroleum Corp.*	154,785	2,850
Holly Corp.*	19,213	1,333
Oasis Petroleum, Inc.*	60,900	1,807
Penn Virginia Corp.	160,600	2,122
Petrohawk Energy Corp.*	168,755	4,163
Petroquest Energy, Inc.*	42,000	295
Quicksilver Resources, Inc.*	190,085	2,806
Resolute Energy Corp.*	117,800	1,904
SM Energy Co.	33,042	2,428
Stone Energy Corp.*	126,400	3,841

		33,694

Oil & Gas Services - 0.0%
Tesco Corp.*	15,100	293

Packaging & Containers - 1.0%
Silgan Holdings, Inc.	112,682	4,616
Temple-Inland, Inc.	56,309	1,675

		6,291

Pharmaceuticals - 1.7%
Durect Corp.*	391,323	794
Medicis Pharmaceutical Corp., Class A	40,100	1,531
Neogen Corp.*	76,285	3,449
PharMerica Corp.*	78,700	1,004
Pozen, Inc.*	85,779	360
Questcor Pharmaceuticals, Inc.*	50,575	1,219
Salix Pharmaceuticals Ltd.*	48,945	1,950

		10,307

Real Estate - 0.7%
MI Developments, Inc.	130,200	3,962

Real Estate Investment Trusts - 3.9%
American Campus Communities, Inc.	35,106	1,247
BioMed Realty Trust, Inc.	38,300	737
Brandywine Realty Trust	158,430	1,836
CapLease, Inc.	71,700	352
Cypress Sharpridge Investments, Inc.	215,990	2,767
Entertainment Properties Trust	40,500	1,891
Equity Lifestyle Properties, Inc.	25,532	1,594
First Potomac Realty Trust	82,890	1,269
Government Properties Income Trust	132,868	3,590
Hatteras Financial Corp.	52,300	1,476
LTC Properties, Inc.	41,400	1,152
Mack-Cali Realty Corp.	37,693	1,242
Medical Properties Trust, Inc.	122,300	1,407
MFA Financial, Inc.	201,330	1,619
Starwood Property Trust, Inc.	67,500	1,384

		23,563

Retail - 5.4%
99 Cents Only Stores*	17,300	350
AerCap Holdings N.V.*	302,176	3,931
AFC Enterprises, Inc.*	56,325	927
American Eagle Outfitters, Inc.	89,500	1,141
Ascena Retail Group, Inc.*	37,400	1,274
Bob Evans Farms, Inc.	66,325	2,319
Cabela’s, Inc.*	85,135	2,311
Cash America International, Inc.	92,052	5,327
Cheesecake Factory (The), Inc.*	86,400	2,710
Finish Line (The), Inc., Class A	134,163	2,871
Jack in the Box, Inc.*	25,700	586
Regis Corp.	93,495	1,432
Stage Stores, Inc.	198,574	3,336
Texas Roadhouse, Inc.	35,400	621
Wendy’s/Arby’s Group, Inc., Class A	146,300	742
World Fuel Services Corp.	71,800	2,580

		32,458

Savings & Loans - 0.7%
Astoria Financial Corp.	124,491	1,592
First Financial Holdings, Inc.	34,100	306
Northwest Bancshares, Inc.	168,400	2,119

		4,017

Semiconductors - 2.5%
Cabot Microelectronics Corp.*	51,430	2,390
Inphi Corp.*	108,054	1,880
Netlogic Microsystems, Inc.*	94,245	3,809
ON Semiconductor Corp.*	88,500	927
Power Integrations, Inc.	60,215	2,314
Semtech Corp.*	133,455	3,649

		14,969

Shipbuilding - 0.6%
Huntington Ingalls Industries, Inc.*	106,500	3,674

Software - 6.4%
ACI Worldwide, Inc.*	32,084	1,083
Acxiom Corp.*	85,900	1,126
Allscripts Healthcare Solutions, Inc.*	115,790	2,249

MULTI-MANAGER FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Software - 6.4% continued
athenahealth, Inc.*	38,311	$1,575
Blackbaud, Inc.	83,824	2,324
Broadridge Financial Solutions, Inc.	45,700	1,100
CommVault Systems, Inc.*	23,555	1,047
Concur Technologies, Inc.*	24,080	1,206
Digi International, Inc.*	180,965	2,352
Ebix, Inc.*	92,799	1,768
ePocrates, Inc.*	63,425	1,169
Guidance Software, Inc.*	85,323	695
InnerWorkings, Inc.*	415,776	3,467
Pegasystems, Inc.	48,075	2,238
Progress Software Corp.*	105,600	2,548
Quality Systems, Inc.	19,675	1,718
Rosetta Stone, Inc.*	100,346	1,620
Taleo Corp., Class A*	39,500	1,463
Ultimate Software Group, Inc.*	75,775	4,124
Velti PLC*	64,975	1,099
Verint Systems, Inc.*	63,746	2,361

		38,332

Storage/Warehousing - 0.5%
Mobile Mini, Inc.*	142,993	3,030

Telecommunications - 2.1%
Arris Group, Inc.*	247,200	2,870
Ciena Corp.*	110,895	2,038
InterDigital, Inc.	52,900	2,161
Plantronics, Inc.	60,650	2,215
Sycamore Networks, Inc.	135,370	3,011
Symmetricom, Inc.*	60,500	353

		12,648

Transportation - 3.7%
Atlas Air Worldwide Holdings, Inc.*	65,300	3,886
Bristow Group, Inc.	34,500	1,760
CAI International, Inc.*	59,975	1,239
Celadon Group, Inc.*	90,553	1,264
Con-way, Inc.	113,000	4,386
Echo Global Logistics, Inc.*	93,601	1,661
Forward Air Corp.	41,785	1,412
Knight Transportation, Inc.	63,710	1,082
Saia, Inc.*	18,500	314
Scorpio Tankers, Inc.*	147,341	1,472
Teekay Tankers Ltd., Class A	85,100	800
Tidewater, Inc.	33,386	1,797
Vitran Corp., Inc.*	84,286	1,070

		22,143

Trucking & Leasing - 0.3%
GATX Corp.	47,010	1,745

Total Common Stocks (Cost $499,761)		569,011

INVESTMENT COMPANIES - 3.9%
Northern Institutional Funds -
Diversified Assets Portfolio (1) (2)	23,407,564	23,408

Total Investment Companies (Cost $23,408)		23,408

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 11/17/11(3)	$675	$675

Total Short-Term Investments (Cost $675)		675

Total Investments - 99.2% (Cost $523,844)		593,094

Other Assets less Liabilities - 0.8%		4,740

NET ASSETS - 100.0%		$597,834

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $26,965,000 with net sales of approximately $3,557,000 during the three months ended June 30, 2011.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

* Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    37    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	JUNE 30, 2011 (UNAUDITED)

At June 30, 2011, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Russell 2000 Mini	120	$9,905	Long	9/11	$440

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$524,354

Gross tax appreciation of investments	$84,029
Gross tax depreciation of investments	(15,289)

Net tax appreciation of investments	$68,740

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$569,011	(1)	$—	$—	$569,011
Investment Companies	23,408		—	—	23,408
Short-Term Investments	—		675	—	675

Total Investments	$592,419		$675	$—	$593,094

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$440		$—	$—	$440

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.4%
Commercial Mortgage Services - 0.3%
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM,
5.87%, 12/10/49	$150	$137
GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM,
5.99%, 8/10/45	2,350	2,066

		2,203

Home Equity - 0.2%
Asset Backed Securities Corp., Series 2006-HE7, Class A4,
0.33%, 11/25/36	1,525	547
Option One Mortgage Loan Trust, Series 2007-1, Class 2A2,
0.29%, 1/25/37	795	490

		1,037

Other - 0.3%
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1,
0.64%, 1/25/36	300	194
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	186
Countrywide Asset-Backed Certificates, Series 2004-4, Class M1,
0.91%, 7/25/34	150	112
DSC Floorplan Master Owner Trust, Series 2011-1, Class B,
8.11%, 3/15/16 (1)	500	506
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4,
0.34%, 7/25/36	577	409
Fremont Home Loan Trust, Series 2006-D, Class 2A3,
0.34%, 11/25/36	1,363	492
Saxon Asset Securities Trust, Series 2004-3, Class M2,
0.84%, 12/26/34	296	235

		2,134

Whole Loan - 1.6%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1,
0.45%, 1/25/36	171	102
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1,
1.90%, 9/25/45	518	424
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1,
0.48%, 11/25/45	292	185
American Home Mortgage Investment Trust, Series 2006-1, Class 11A1,
0.33%, 3/25/46	345	213
Banc of America Funding Corp., Series 2005-H, Class 7A1,
2.66%, 11/20/35	545	298
Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1,
2.83%, 2/25/35	124	107
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.40%, 5/25/35	422	262
Countrywide Alternative Loan Trust, Series 2005-38, Class A3,
0.54%, 9/25/35	426	271
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3,
3.21%, 4/25/35	611	289
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3,
0.53%, 3/25/35	636	381
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1,
2.88%, 6/19/35	720	630
Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1,
2.64%, 3/25/35	251	206
Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A,
0.49%, 7/25/35	791	512
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1,
5.52%, 2/25/36	450	309
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 4A1,
5.51%, 5/25/36	590	311
Lehman Mortgage Trust, Series 2005-3, Class 1A6,
0.69%, 1/25/36	293	193
Lehman Mortgage Trust, Series 2007-8, Class 2A1,
6.50%, 9/25/37	630	502

NORTHERN FUNDS QUARTERLY REPORT    39    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.4% continued
Whole Loan - 1.6% continued
Lehman XS Trust, Series 2007-10H, Class 1A11,
0.31%, 7/25/37	$388	$167
Luminent Mortgage Trust, Series 2006-6, Class A1,
0.39%, 10/25/46	857	573
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.65%, 3/25/35	684	448
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1,
2.64%, 3/25/35	173	150
Mastr Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1,
0.35%, 1/25/47	1,021	587
MASTR Asset Securitization Trust, Series 2007-1, Class 1A4,
6.50%, 11/25/37	722	653
Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7,
6.00%, 3/25/37	934	679
Residential Accredit Loans, Inc., Series 2006-QO7, Class 1A1,
1.08%, 9/25/46	905	391
Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	931	558
WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A,
2.86%, 9/25/46	648	498
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1,
0.43%, 1/25/47	1,098	502

		10,401

Total Asset-Backed Securities (Cost $16,012)		15,775

CONVERTIBLE BONDS - 7.2%
Aerospace/Defense - 0.0%
Alliant Techsystems, Inc.,
2.75%, 9/15/11	220	221

Airlines - 0.3%
AirTran Holdings, Inc.,
5.25%, 11/1/16	83	119
AMR Corp.,
6.25%, 10/15/14	450	436
United Continental Holdings, Inc.,
4.50%, 6/30/21	1,525	1,523

		2,078

Apparel - 0.0%
Iconix Brand Group, Inc.,
2.50%, 6/1/16 (1) (2)	205	215

Auto Manufacturers - 0.3%
Ford Motor Co.,
4.25%, 11/15/16	980	1,684

Auto Parts & Equipment - 0.3%
Meritor, Inc.,
4.00%, 2/15/27	1,960	1,859
TRW Automotive, Inc.,
3.50%, 12/1/15 (1)	97	205

		2,064

Biotechnology - 0.7%
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14	1,614	1,459
Gilead Sciences, Inc.,
1.00%, 5/1/14 (1)	222	246
Life Technologies Corp.,
3.25%, 6/15/25	352	375
PDL BioPharma, Inc.,
3.75%, 5/1/15	59	57
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	1,990	2,510

		4,647

Building Materials - 0.0%
Cemex S.A.B. de C.V.,
3.25%, 3/15/16 (1)	47	47
3.75%, 3/15/18 (1)	89	88

		135

Coal - 0.2%
Peabody Energy Corp.,
4.75%, 12/15/41	1,045	1,278

Computers - 0.1%
Mentor Graphics Corp.,
4.00%, 4/1/31 (1)	170	170

MULTI-MANAGER FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 7.2% continued
Computers - 0.1% continued
SanDisk Corp.,
1.50%, 8/15/17	$208	$220

		390

Food - 0.1%
Smithfield Foods, Inc.,
4.00%, 6/30/13	177	208
Tyson Foods, Inc.,
3.25%, 10/15/13	245	314

		522

Healthcare - Products - 0.3%
Hologic, Inc.,
2.00%, 12/15/37	2,007	1,937
2.00%, 12/15/37	115	132
Integra LifeSciences Holdings Corp.,
1.63%, 12/15/16 (1) (2)	76	77
NuVasive, Inc.,
2.75%, 7/1/17	35	35

		2,181

Home Builders - 0.0%
Lennar Corp.,
2.00%, 12/1/20 (1)	105	105

Insurance - 0.0%
Radian Group, Inc.,
3.00%, 11/15/17	58	42

Internet - 0.2%
Digital River, Inc.,
2.00%, 11/1/30 (1)	195	195
Earthlink, Inc.,
3.25%, 11/15/26	187	193
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	783
WebMD Health Corp.,
2.25%, 3/31/16 (1)	32	31
2.50%, 1/31/18 (1)	91	88

		1,290

Lodging - 0.0%
Home Inns & Hotels Management, Inc.,
2.00%, 12/15/15 (1)	37	36

Machinery - Diversified - 0.0%
Altra Holdings, Inc.,
2.75%, 3/1/31 (1)	57	62

Metal Fabrication/Hardware - 0.0%
RTI International Metals, Inc.,
3.00%, 12/1/15	90	116

Mining - 0.0%
Molycorp, Inc.,
3.25%, 6/15/16 (1) (2)	19	22

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,140	2,234

Oil & Gas - 0.9%
Chesapeake Energy Corp.,
2.50%, 5/15/37	2,430	2,570
2.25%, 12/15/38	3,435	3,113
Hercules Offshore, Inc.,
3.38%, 6/1/38	192	179
InterOil Corp.,
2.75%, 11/15/15	7	6
Quicksilver Resources, Inc.,
1.88%, 11/1/24	149	157

		6,025

Oil & Gas Services - 0.1%
Newpark Resources, Inc.,
4.00%, 10/1/17	174	201
SESI LLC,
1.50%, 12/15/26	169	172
Subsea 7 S.A.,
2.25%, 10/11/13	200	245

		618

Packaging & Containers - 0.3%
Owens-Brockway Glass Container, Inc.,
3.00%, 6/1/15 (1)	2,064	2,033

Pharmaceuticals - 0.6%
Nektar Therapeutics,
3.25%, 9/28/12	170	167
Omnicare, Inc.,
3.75%, 12/15/25	735	984
3.25%, 12/15/35	2,315	2,211
Savient Pharmaceuticals, Inc.,
4.75%, 2/1/18	134	135
Shire PLC,
2.75%, 5/9/14	325	379

NORTHERN FUNDS QUARTERLY REPORT    41    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 7.2% continued
Pharmaceuticals - 0.6% continued
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	$165	$186

		4,062

Real Estate Investment Trusts - 0.0%
Boston Properties L.P.,
3.75%, 5/15/36	29	34

Semiconductors - 1.3%
Intel Corp.,
2.95%, 12/15/35	5,575	5,763
3.25%, 8/1/39	130	157
Lam Research Corp.,
0.50%, 5/15/16 (1)	33	33
Micron Technology, Inc.,
1.88%, 6/1/14	1,416	1,379
1.88%, 6/1/27	312	321
Novellus Systems, Inc.,
2.63%, 5/15/41 (1)	35	37
ON Semiconductor Corp.,
(0.17)%, 4/15/24 (3)	295	340
2.63%, 12/15/26	182	219
Xilinx, Inc.,
3.13%, 3/15/37	140	176

		8,425

Software - 0.0%
Callidus Software, Inc.,
4.75%, 6/1/16 (1)	74	72

Telecommunications - 1.1%
Alcatel-Lucent,
5.00%, 1/1/15	4,845	150
Alcatel-Lucent USA, Inc.,
2.88%, 6/15/23	310	276
2.88%, 6/15/25	1,080	1,058
Ciena Corp.,
4.00%, 3/15/15 (1)	315	374
0.88%, 6/15/17	5,695	4,834
3.75%, 10/15/18 (1)	20	23
Clearwire Communications LLC/Clearwire Finance, Inc.,
8.25%, 12/1/40 (1)	75	65
Comtech Telecommunications Corp.,
3.00%, 5/1/29	173	182
Ixia,
3.00%, 12/15/15 (1)	232	235

		7,197

Trucking & Leasing - 0.0%
Greenbrier Cos., Inc.,
3.50%, 4/1/18 (1)	184	164

Total Convertible Bonds (Cost $43,122)		47,952

CORPORATE BONDS - 66.4%
Advertising - 0.6%
Lamar Media Corp.,
6.63%, 8/15/15	900	911
7.88%, 4/15/18	1,500	1,571
Visant Corp.,
10.00%, 10/1/17	1,270	1,315

		3,797

Aerospace/Defense - 0.5%
TransDigm, Inc.,
7.75%, 12/15/18 (1)	2,250	2,363
Triumph Group, Inc.,
8.63%, 7/15/18	1,050	1,151

		3,514

Airlines - 0.3%
Continental Airlines, Series 1998-1, Class B, Pass Through Trust,
6.75%, 3/15/17	17	17
Continental Airlines, Series 1999-1, Class B, Pass Through Trust,
6.80%, 8/2/18	1,097	1,084
Continental Airlines, Series 1999-2, Class B, Pass Through Trust,
7.57%, 3/15/20	159	158
Continental Airlines, Series 2000-1, Class A-1, Pass Through Trust,
8.05%, 11/1/20	236	253
Continental Airlines, Series 2001-1, Class A-1, Pass Through Trust,
6.70%, 6/15/21	145	151
Continental Airlines, Series 2007-1, Class B, Pass Through Trust,
6.90%, 4/19/22	112	112

MULTI-MANAGER FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Airlines - 0.3% continued
UAL, Series 2009-1, Pass Through Trust,
10.40%, 11/1/16	$282	$320

		2,095

Apparel - 0.8%
Jones Group (The), Inc.,
6.13%, 11/15/34	3,485	2,666
Levi Strauss & Co.,
8.88%, 4/1/16	1,175	1,219
7.63%, 5/15/20	150	150
Quiksilver, Inc.,
6.88%, 4/15/15	925	900

		4,935

Auto Manufacturers - 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19 (1)	600	590
8.25%, 6/15/21 (1)	975	955
Ford Motor Co.,
7.45%, 7/16/31	4,185	4,744
Oshkosh Corp.,
8.25%, 3/1/17	535	574

		6,863

Auto Parts & Equipment - 1.0%
Allison Transmission, Inc.,
7.13%, 5/15/19 (1)	350	340
Goodyear Tire & Rubber (The) Co.,
8.25%, 8/15/20	1,210	1,307
7.00%, 3/15/28	80	76
Meritor, Inc.,
8.13%, 9/15/15	520	542
Pinafore LLC/Pinafore, Inc.,
9.00%, 10/1/18 (1)	1,300	1,401
Tenneco, Inc.,
7.75%, 8/15/18	400	419
TRW Automotive, Inc.,
8.88%, 12/1/17 (1)	475	532
UCI International, Inc.,
8.63%, 2/15/19	1,750	1,803

		6,420

Banks - 1.4%
Ally Financial, Inc.,
8.30%, 2/12/15	1,725	1,928
6.25%, 12/1/17 (1)	550	546
7.50%, 9/15/20	1,000	1,045
8.00%, 11/1/31	1,565	1,694
CIT Group, Inc.,
7.00%, 5/1/17	2,540	2,534
Provident Funding Associates L.P./PFG Finance Corp.,
10.25%, 4/15/17 (1)	515	564
10.13%, 2/15/19 (1)	675	685

		8,996

Beverages - 0.2%
Cott Beverages, Inc.,
8.38%, 11/15/17	1,175	1,231

Building Materials - 0.6%
Associated Materials LLC,
9.13%, 11/1/17 (1)	100	100
Interline Brands, Inc.,
7.00%, 11/15/18	400	405
Masco Corp.,
6.50%, 8/15/32	200	179
Owens Corning, Inc.,
7.00%, 12/1/36	1,055	1,069
USG Corp.,
6.30%, 11/15/16	2,417	2,127
9.75%, 1/15/18	250	246

		4,126

Chemicals - 1.2%
Ashland, Inc.,
6.50%, 6/30/29	855	723
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
8.88%, 2/1/18	535	556
9.00%, 11/15/20	685	702
MacDermid, Inc.,
9.50%, 4/15/17 (1)	1,275	1,326
Momentive Performance Materials, Inc.,
11.50%, 12/1/16	500	533
9.00%, 1/15/21	3,035	3,096
NewMarket Corp.,
7.13%, 12/15/16	500	521
Reichhold Industries, Inc.,
9.00%, 8/15/14 (1) (2)	895	803

		8,260

NORTHERN FUNDS QUARTERLY REPORT    43    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Coal - 1.0%
Arch Coal, Inc.,
7.00%, 6/15/19 (1) (2)	$525	$524
7.25%, 6/15/21 (1) (2)	1,275	1,277
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.25%, 12/15/17	175	187
8.50%, 12/15/19	825	892
Consol Energy, Inc.,
8.00%, 4/1/17	775	845
8.25%, 4/1/20	475	518
Drummond Co., Inc.,
9.00%, 10/15/14 (1)	200	210
7.38%, 2/15/16	675	693
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp.,
8.25%, 4/15/18	1,650	1,704

		6,850

Commercial Services - 4.3%
ARAMARK Corp.,
8.50%, 2/1/15	2,050	2,129
ARAMARK Holdings Corp.,
8.63%, 5/1/16 (1)	1,225	1,246
Brickman Group Holdings, Inc.,
9.13%, 11/1/18 (1)	1,175	1,184
CDRT Merger Sub, Inc.,
8.13%, 6/1/19 (1)	4,050	4,050
Cenveo Corp.,
7.88%, 12/1/13	2,459	2,361
10.50%, 8/15/16 (1)	275	270
8.88%, 2/1/18	1,025	994
Corrections Corp. of America,
7.75%, 6/1/17	1,250	1,361
Geo Group (The), Inc.,
7.75%, 10/15/17	1,100	1,166
Interactive Data Corp.,
10.25%, 8/1/18 (1)	1,500	1,625
Iron Mountain, Inc.,
8.75%, 7/15/18	1,350	1,402
8.38%, 8/15/21	1,357	1,425
PHH Corp.,
9.25%, 3/1/16	750	820
R.R. Donnelley & Sons Co.,
7.25%, 5/15/18	1,065	1,065
RSC Equipment Rental, Inc./RSC Holdings III LLC,
9.50%, 12/1/14	1,345	1,379
ServiceMaster (The) Co.,
10.75%, 7/15/15 (1)	1,150	1,213
7.45%, 8/15/27	1,730	1,419
TransUnion LLC/TransUnion Financing Corp.,
11.38%, 6/15/18	1,475	1,667
United Rentals North America, Inc.,
8.38%, 9/15/20	1,700	1,721

		28,497

Computers - 0.5%
iGate Corp.,
9.00%, 5/1/16 (1)	1,425	1,439
SunGard Data Systems, Inc.,
7.38%, 11/15/18	1,200	1,200
7.63%, 11/15/20	425	429

		3,068

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.,
7.38%, 3/15/21	635	661

Distribution/Wholesale - 0.1%
Baker & Taylor, Inc.,
11.50%, 7/1/13 (1)	675	570

Diversified Financial Services - 2.4%
E*Trade Financial Corp.,
12.50%, 11/30/17	1,254	1,467
International Lease Finance Corp.,
8.75%, 3/15/17	1,350	1,477
8.25%, 12/15/20	1,175	1,269
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	1,825	1,893
10.63%, 4/1/17	500	533
8.25%, 9/1/17 (1)	825	856
Residential Capital LLC,
9.63%, 5/15/15	1,420	1,409
SLM Corp.,
5.00%, 6/15/18	45	43
8.45%, 6/15/18	885	971
Softbrands, Inc./Atlantis Merger Sub, Inc.,
11.50%, 7/15/18 (1)	855	788

MULTI-MANAGER FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Diversified Financial Services - 2.4% continued
Springleaf Finance Corp.,
4.88%, 7/15/12	$300	$299
4.88%, 7/15/12	375	293
5.90%, 9/15/12	300	300
3.25%, 1/16/13	550	733
5.85%, 6/1/13	1,125	1,111
5.40%, 12/1/15	350	320
5.75%, 9/15/16	315	281
6.50%, 9/15/17	300	269
6.90%, 12/15/17	1,500	1,376

		15,688

Electric - 4.4%
AES (The) Corp.,
9.75%, 4/15/16	1,725	1,958
8.00%, 10/15/17	1,820	1,929
8.00%, 6/1/20	2,285	2,434
7.38%, 7/1/21 (1) (2)	1,200	1,218
Calpine Corp.,
7.88%, 7/31/20 (1)	1,575	1,646
7.50%, 2/15/21 (1)	3,265	3,330
CMS Energy Corp.,
6.55%, 7/17/17	220	246
Dynegy Holdings, Inc.,
8.38%, 5/1/16	1,850	1,480
7.75%, 6/1/19	2,635	1,917
Edison Mission Energy,
7.75%, 6/15/16	1,091	982
7.00%, 5/15/17	825	668
7.20%, 5/15/19	1,100	874
7.63%, 5/15/27	1,735	1,275
GenOn Energy, Inc.,
9.50%, 10/15/18	1,200	1,248
9.88%, 10/15/20	1,600	1,672
NRG Energy, Inc.,
7.63%, 5/15/19 (1)	625	622
8.50%, 6/15/19	2,500	2,588
8.25%, 9/1/20	1,125	1,148
7.88%, 5/15/21 (1)	800	798
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
11.50%, 10/1/20 (1) (2)	1,095	1,076

		29,109

Engineering & Construction - 0.2%
American Residential Services LLC,
12.00%, 4/15/15 (1)	1,225	1,324

Entertainment - 2.5%
AMC Entertainment, Inc.,
8.00%, 3/1/14	450	451
8.75%, 6/1/19	1,275	1,345
9.75%, 12/1/20 (1)	1,975	2,019
American Casino & Entertainment Properties LLC,
11.00%, 6/15/14	325	340
Cinemark USA, Inc.,
8.63%, 6/15/19	1,000	1,095
7.38%, 6/15/21 (1)	1,410	1,403
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	1,775	1,759
7.75%, 3/15/19 (1)	1,075	1,086
Jacobs Entertainment, Inc.,
9.75%, 6/15/14	150	152
Penn National Gaming, Inc.,
8.75%, 8/15/19	300	326
Pinnacle Entertainment, Inc.,
7.50%, 6/15/15	1,225	1,246
8.63%, 8/1/17	1,025	1,101
8.75%, 5/15/20	1,250	1,309
Regal Cinemas Corp.,
8.63%, 7/15/19	1,150	1,208
Regal Entertainment Group,
9.13%, 8/15/18	1,900	1,967

		16,807

Environmental Control - 0.2%
Clean Harbors, Inc.,
7.63%, 8/15/16	644	683
7.63%, 8/15/16 (1)	600	636

		1,319

Food - 1.6%
Blue Merger Sub, Inc.,
7.63%, 2/15/19 (1)	4,175	4,217
Dean Foods Co.,
7.00%, 6/1/16	3,510	3,475
6.90%, 10/15/17	340	333
9.75%, 12/15/18 (1)	1,475	1,567
Dole Food Co., Inc.,
8.00%, 10/1/16 (1)	550	576

NORTHERN FUNDS QUARTERLY REPORT    45    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Food - 1.6% continued
Michael Foods, Inc.,
9.75%, 7/15/18 (1)	$500	$535

		10,703

Forest Products & Paper - 1.1%
Boise Paper Holdings LLC/Boise Co.-Issuer Co.,
8.00%, 4/1/20	1,200	1,260
Georgia-Pacific LLC,
7.13%, 1/15/17 (1)	500	527
7.75%, 11/15/29	315	363
Mercer International, Inc.,
9.50%, 12/1/17	1,400	1,501
NewPage Corp.,
11.38%, 12/31/14	970	904
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.38%, 8/1/16	1,410	1,308
Westvaco Corp.,
8.20%, 1/15/30	400	433
Xerium Technologies, Inc.,
8.88%, 6/15/18 (1)	1,200	1,193

		7,489

Gas - 0.2%
Sabine Pass LNG L.P.,
7.25%, 11/30/13	1,275	1,307
7.50%, 11/30/16	225	230

		1,537

Healthcare - Products - 0.6%
Alere, Inc.,
7.88%, 2/1/16	1,425	1,475
9.00%, 5/15/16	525	547
Biomet, Inc.,
11.63%, 10/15/17	1,550	1,716

		3,738

Healthcare - Services - 4.7%
American Renal Holdings Co., Inc.,
8.38%, 5/15/18	1,375	1,401
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	2,775	2,858
DaVita, Inc.,
6.63%, 11/1/20	500	509
Gentiva Health Services, Inc.,
11.50%, 9/1/18	365	385
HCA Holdings, Inc.,
7.75%, 5/15/21 (1)	1,290	1,338
HCA, Inc.,
7.19%, 11/15/15	1,015	1,023
9.25%, 11/15/16	1,000	1,061
9.63%, 11/15/16	2,875	3,058
7.50%, 12/15/23	260	245
8.36%, 4/15/24	680	677
7.69%, 6/15/25	545	510
7.58%, 9/15/25	225	209
7.05%, 12/1/27	65	56
7.50%, 11/6/33	3,465	3,136
7.75%, 7/15/36	420	384
Healthsouth Corp.,
8.13%, 2/15/20	1,100	1,181
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19 (1)	1,750	1,728
Multiplan, Inc.,
9.88%, 9/1/18 (1)	1,125	1,195
Radiation Therapy Services, Inc.,
9.88%, 4/15/17	1,750	1,748
Surgical Care Affiliates, Inc.,
8.88%, 7/15/15 (1)	150	154
10.00%, 7/15/17 (1)	1,600	1,652
Tenet Healthcare Corp.,
6.88%, 11/15/31	1,375	1,148
United Surgical Partners International, Inc.,
9.25%, 5/1/17	1,150	1,202
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8.00%, 2/1/18	3,800	3,924
Vanguard Health Systems, Inc.,
13.52%, 2/1/16 (3)	900	593

		31,375

Holding Companies - Diversified - 0.2%
Atlantic Broadband Finance LLC,
9.38%, 1/15/14	300	305
Express LLC/Express Finance Corp.,
8.75%, 3/1/18	1,150	1,242

		1,547

Home Builders - 0.9%
KB Home,
7.25%, 6/15/18	2,835	2,562

MULTI-MANAGER FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Home Builders - 0.9% continued
Lennar Corp.,
5.50%, 9/1/14 (1) (2)	$1,100	$1,103
6.95%, 6/1/18	15	14
Pulte Group, Inc.,
7.88%, 6/15/32	2,015	1,844
6.38%, 5/15/33	390	322
6.00%, 2/15/35	290	226

		6,071

Home Furnishings - 0.2%
Norcraft Cos. L.P./Norcraft Finance Corp.,
10.50%, 12/15/15	1,050	1,066
10.50%, 12/15/15 (1)	525	533

		1,599

Household Products/Wares - 1.1%
Armored Autogroup, Inc.,
9.25%, 11/1/18 (1)	775	767
Diversey, Inc.,
8.25%, 11/15/19	310	363
Jarden Corp.,
7.50%, 1/15/20	1,250	1,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 10/15/16 (1)	1,525	1,590
8.75%, 5/15/18 (1)	675	663
9.00%, 4/15/19 (1)	1,675	1,654
8.25%, 2/15/21 (1)	1,100	1,029

		7,366

Housewares - 0.1%
American Standard Americas,
10.75%, 1/15/16 (1)	660	634

Insurance - 0.3%
American International Group, Inc.,
8.18%, 5/15/58	1,240	1,355
CNO Financial Group, Inc.,
9.00%, 1/15/18 (1)	800	848

		2,203

Internet - 0.2%
GXS Worldwide, Inc.,
9.75%, 6/15/15	1,575	1,595

Investment Companies - 0.2%
Fox Acquisition Sub LLC,
13.38%, 7/15/16 (1)	1,375	1,519

Iron/Steel - 0.6%
AK Steel Corp.,
7.63%, 5/15/20	430	441
JMC Steel Group,
8.25%, 3/15/18 (1)	1,300	1,319
United States Steel Corp.,
6.65%, 6/1/37	2,305	2,023

		3,783

Lodging - 2.1%
Ameristar Casinos, Inc.,
7.50%, 4/15/21 (1)	525	541
Boyd Gaming Corp.,
9.13%, 12/1/18 (1)	1,725	1,755
Caesars Entertainment Operating Co., Inc.,
12.75%, 4/15/18	950	948
10.00%, 12/15/18	2,865	2,586
MGM Resorts International,
5.88%, 2/27/14	2,840	2,730
6.88%, 4/1/16	885	830
7.50%, 6/1/16	1,480	1,406
10.00%, 11/1/16 (1)	775	822
7.63%, 1/15/17	1,080	1,039
9.00%, 3/15/20	1,160	1,270

		13,927

Machinery - Construction & Mining - 0.1%
Terex Corp.,
8.00%, 11/15/17	310	318

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.88%, 12/1/17 (1)	1,325	1,458
Manitowoc (The) Co., Inc.,
9.50%, 2/15/18	1,100	1,195
8.50%, 11/1/20	375	400

		3,053

Media - 3.7%
AMC Networks, Inc.,
7.75%, 7/15/21 (1)	725	758
Cablevision Systems Corp.,
8.63%, 9/15/17	425	461
7.75%, 4/15/18	2,387	2,545

NORTHERN FUNDS QUARTERLY REPORT    47    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Media - 3.7% continued
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.25%, 10/30/17	$2,240	$2,321
7.88%, 4/30/18	610	643
Cequel Communications Holdings I LLCand Cequel Capital Corp.,
8.63%, 11/15/17 (1)	1,300	1,352
Citadel Broadcasting Corp.,
7.75%, 12/15/18 (1)	325	345
Clear Channel Communications, Inc.,
5.75%, 1/15/13	1,010	987
CSC Holdings LLC,
8.63%, 2/15/19	1,425	1,607
DISH DBS Corp.,
7.13%, 2/1/16	1,750	1,846
7.88%, 9/1/19	2,525	2,724
Entravision Communications Corp.,
8.75%, 8/1/17	1,000	1,035
Insight Communications Co., Inc.,
9.38%, 7/15/18 (1)	450	494
McClatchy (The) Co.,
11.50%, 2/15/17	1,745	1,854
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50%, 10/15/15	275	282
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 8/15/19	300	316
Nielsen Finance LLC/Nielsen Finance Co.,
8.88%, 11/15/13	325	341
Radio One, Inc.,
6.38%, 2/15/13	1,097	1,114
Sinclair Television Group, Inc.,
9.25%, 11/1/17 (1)	575	631
8.38%, 10/15/18	1,975	2,074
Univision Communications, Inc.,
8.50%, 5/15/21 (1)	825	823

		24,553

Metal Fabrication/Hardware - 0.3%
Atkore International, Inc.,
9.88%, 1/1/18 (1)	1,940	2,037

Miscellaneous Manufacturing - 0.9% Griffon Corp.,
7.13%, 4/1/18 (1)	1,575	1,581
Koppers, Inc.,
7.88%, 12/1/19	1,130	1,206
Park-Ohio Industries, Inc.,
8.13%, 4/1/21 (1)	650	650
RBS Global, Inc./Rexnord LLC,
8.50%, 5/1/18	2,600	2,746

		6,183

Office Furnishings - 0.2%
Interface, Inc.,
7.63%, 12/1/18	1,400	1,456

Oil & Gas - 3.8%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
9.38%, 5/1/19 (1) (2)	555	572
Concho Resources, Inc.,
7.00%, 1/15/21	1,125	1,164
Denbury Resources, Inc.,
8.25%, 2/15/20	1,619	1,765
Hercules Offshore, Inc.,
10.50%, 10/15/17 (1)	1,699	1,775
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19 (1)	425	421
7.75%, 2/1/21 (1)	2,300	2,392
NFR Energy LLC/NFR Energy Finance Corp.,
9.75%, 2/15/17 (1)	1,050	1,018
9.75%, 2/15/17 (1)	175	170
Oasis Petroleum, Inc.,
7.25%, 2/1/19 (1)	1,725	1,712
Parker Drilling Co.,
9.13%, 4/1/18	1,440	1,519
Penn Virginia Corp.,
10.38%, 6/15/16	575	637
Pioneer Drilling Co.,
9.88%, 3/15/18	480	514
Pioneer Natural Resources Co.,
7.20%, 1/15/28	1,005	1,053
Plains Exploration & Production Co.,
7.63%, 6/1/18	100	105
7.63%, 4/1/20	1,150	1,207
6.63%, 5/1/21	500	500
Quicksilver Resources, Inc.,
8.25%, 8/1/15	570	601

MULTI-MANAGER FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Oil & Gas - 3.8% continued
11.75%, 1/1/16	$375	$429
SandRidge Energy, Inc.,
8.00%, 6/1/18 (1)	2,065	2,106
8.75%, 1/15/20	300	319
7.50%, 3/15/21 (1)	2,625	2,658
Swift Energy Co.,
7.13%, 6/1/17	1,720	1,742
Venoco, Inc.,
8.88%, 2/15/19 (1)	1,200	1,200

		25,579

Oil & Gas Services - 1.0%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	445	454
Basic Energy Services, Inc.,
7.13%, 4/15/16	1,175	1,175
7.75%, 2/15/19 (1)	825	829
Complete Production Services, Inc.,
8.00%, 12/15/16	1,325	1,385
Exterran Holdings, Inc.,
7.25%, 12/1/18 (1)	925	934
Hornbeck Offshore Services, Inc.,
6.13%, 12/1/14	75	74
8.00%, 9/1/17	1,075	1,083
SESI LLC,
6.38%, 5/1/19 (1)	850	842

		6,776

Packaging & Containers - 1.2%
BWAY Holding Co.,
10.00%, 6/15/18	1,725	1,883
Graham Packaging Co. L.P./GPC Capital Corp. I,
8.25%, 10/1/18	650	723
Graphic Packaging International, Inc.,
9.50%, 6/15/17	2,150	2,354
Owens-Illinois, Inc.,
7.80%, 5/15/18	1,630	1,760
Pregis Corp.,
12.38%, 10/15/13	610	605
Solo Cup Co.,
8.50%, 2/15/14	725	676

		8,001

Pharmaceuticals - 0.8%
NBTY, Inc.,
9.00%, 10/1/18 (1)	1,595	1,683
Valeant Pharmaceuticals International,
6.75%, 10/1/17 (1)	130	127
6.88%, 12/1/18 (1)	545	534
7.00%, 10/1/20 (1)	700	677
6.75%, 8/15/21 (1)	1,085	1,031
7.25%, 7/15/22 (1)	1,585	1,538

		5,590

Pipelines - 2.1%
Atlas Pipeline Partners L.P.,
8.75%, 6/15/18	1,525	1,613
Copano Energy LLC/Copano Energy Finance Corp.,
7.13%, 4/1/21	900	889
Crosstex Energy L.P./Crosstex Energy Finance Corp.,
8.88%, 2/15/18	1,400	1,491
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp.,
8.38%, 6/1/19 (1)	1,775	1,770
El Paso Corp.,
7.25%, 6/1/18	800	898
6.95%, 6/1/28	1,600	1,730
7.80%, 8/1/31	1,075	1,254
7.75%, 1/15/32	275	320
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
8.75%, 4/15/18	225	245
6.50%, 8/15/21	1,350	1,340
Regency Energy Partners L.P./Regency Energy Finance Corp.,
9.38%, 6/1/16	1,225	1,366
6.88%, 12/1/18	75	78
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	545	575
7.88%, 10/15/18 (1)	450	475
6.88%, 2/1/21 (1)	175	173

		14,217

Real Estate - 0.5%
CB Richard Ellis Services, Inc.,
11.63%, 6/15/17	875	1,014
Colonial Realty L.P.,
6.25%, 6/15/14	250	268

NORTHERN FUNDS QUARTERLY REPORT    49    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Real Estate - 0.5% continued
6.05%, 9/1/16	$2,200	$2,301

		3,583

Real Estate Investment Trusts - 0.3%
Felcor Lodging L.P.,
10.00%, 10/1/14	538	604
Host Hotels & Resorts L.P.,
6.38%, 3/15/15	1,335	1,362

		1,966

Retail - 4.1%
Bon-Ton Department Stores (The), Inc.,
10.25%, 3/15/14	1,065	1,065
Claire’s Stores, Inc.,
9.25%, 6/1/15	650	627
9.63%, 6/1/15	696	677
8.88%, 3/15/19 (1)	1,100	1,029
Dillard’s, Inc.,
7.88%, 1/1/23	330	323
7.75%, 7/15/26	495	480
7.75%, 5/15/27	465	446
DineEquity, Inc.,
9.50%, 10/30/18 (1)	725	787
Inergy L.P./Inergy Finance Corp.,
8.75%, 3/1/15	390	415
7.00%, 10/1/18	1,175	1,187
6.88%, 8/1/21 (1)	1,400	1,400
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	598	535
7.40%, 4/1/37	750	731
Limited Brands, Inc.,
7.00%, 5/1/20	800	842
6.63%, 4/1/21	950	971
7.60%, 7/15/37	1,775	1,740
Macy’s Retail Holdings, Inc.,
7.88%, 8/15/36	400	429
Michaels Stores, Inc.,
11.38%, 11/1/16	1,350	1,438
7.75%, 11/1/18 (1)	400	401
New Albertsons, Inc.,
7.45%, 8/1/29	2,890	2,392
8.70%, 5/1/30	950	860
8.00%, 5/1/31	2,375	2,025
Petco Animal Supplies, Inc.,
9.25%, 12/1/18 (1)	925	983
Phillips-Van Heusen Corp.,
7.75%, 11/15/23	290	311
QVC, Inc.,
7.50%, 10/1/19 (1)	800	848
RadioShack Corp.,
6.75%, 5/15/19 (1)	475	457
Sbarro, Inc.,
10.38%, 2/1/15 (4)	350	88
Toys R US - Delaware, Inc.,
7.38%, 9/1/16 (1)	425	429
Toys R Us Property Co. I LLC,
10.75%, 7/15/17	1,550	1,724
Toys R US, Inc.,
7.38%, 10/15/18	1,910	1,855

		27,495

Semiconductors - 0.6%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17	250	261
7.75%, 8/1/20	200	206
Amkor Technology, Inc.,
7.38%, 5/1/18	1,000	1,016
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	295	308
8.05%, 2/1/20 (1) (2)	1,000	1,005
MEMC Electronic Materials, Inc.,
7.75%, 4/1/19 (1)	1,400	1,382

		4,178

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.,
6.88%, 3/15/18 (1)	385	395
7.13%, 3/15/21 (1)	800	828

		1,223

Software - 0.8%
Fidelity National Information Services, Inc.,
7.63%, 7/15/17	400	425
First Data Corp.,
8.25%, 1/15/21 (1)	1,955	1,916
12.63%, 1/15/21 (1)	1,155	1,236
SSI Investments II/SSI Co-Issuer LLC,
11.13%, 6/1/18	1,575	1,740

		5,317

MULTI-MANAGER FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 66.4% continued
Storage/Warehousing - 0.3%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
8.88%, 3/15/18	$1,525	$1,601

Telecommunications - 7.4%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	45
6.45%, 3/15/29	3,360	3,024
Buccaneer Merger Sub, Inc.,
9.13%, 1/15/19 (1)	710	738
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	41
Cincinnati Bell, Inc.,
8.25%, 10/15/17	1,350	1,357
8.75%, 3/15/18	1,525	1,449
CommScope, Inc.,
8.25%, 1/15/19 (1)	2,250	2,318
CPI International Acquisition, Inc.,
8.00%, 2/15/18 (1)	1,700	1,607
Crown Castle International Corp.,
9.00%, 1/15/15	1,925	2,089
7.13%, 11/1/19	1,300	1,368
EH Holding Corp.,
6.50%, 6/15/19 (1)	550	560
7.63%, 6/15/21 (1)	350	357
Frontier Communications Corp.,
7.88%, 1/15/27	1,830	1,784
9.00%, 8/15/31	3,570	3,659
7.45%, 7/1/35	10	9
GCI, Inc.,
8.63%, 11/15/19	875	958
ITC Deltacom, Inc.,
10.50%, 4/1/16	1,425	1,489
Level 3 Escrow, Inc.,
8.13%, 7/1/19 (1) (2)	1,185	1,191
Level 3 Financing, Inc.,
9.25%, 11/1/14	958	986
8.75%, 2/15/17	800	816
10.00%, 2/1/18	1,550	1,664
9.38%, 4/1/19 (1)	75	77
MetroPCS Wireless, Inc.,
7.88%, 9/1/18	600	635
6.63%, 11/15/20	1,300	1,287
Nextel Communications, Inc.,
7.38%, 8/1/15	1,200	1,200
NII Capital Corp.,
8.88%, 12/15/19	265	292
7.63%, 4/1/21	940	982
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	278
6.88%, 7/15/28	650	621
Qwest Corp.,
7.50%, 6/15/23	215	215
7.20%, 11/10/26	925	907
6.88%, 9/15/33	1,690	1,629
7.13%, 11/15/43	1,950	1,853
Sprint Capital Corp.,
6.88%, 11/15/28	3,480	3,297
8.75%, 3/15/32	3,375	3,653
West Corp.,
8.63%, 10/1/18 (1)	1,475	1,490
Windstream Corp.,
7.88%, 11/1/17	740	785
7.75%, 10/15/20	515	539
7.75%, 10/1/21	1,400	1,463
7.50%, 4/1/23	605	605

		49,317

Transportation - 0.2%
PHI, Inc.,
8.63%, 10/15/18	1,000	1,045

Total Corporate Bonds (Cost $425,254)		442,704

FOREIGN ISSUER BONDS - 14.9%
Banks - 2.0%
Barclays Bank PLC,
3.68%, 8/20/15 (5)	2,790,000	2,580
Export-Import Bank of Korea,
6.60%, 11/4/13 (6)	62,300,000	7,177
4.00%, 11/26/15 (7)	151,800	3,399

		13,156

Building Materials - 0.4%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (1)	1,649	1,525
Masonite International Corp.,
8.25%, 4/15/21 (1) (2)	1,230	1,222

NORTHERN FUNDS QUARTERLY REPORT    51    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Building Materials - 0.4% continued
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20 (1)	$115	$125

		2,872

Chemicals - 0.5%
Ineos Group Holdings PLC,
8.50%, 2/15/16 (1)	2,190	2,163
Nova Chemicals Corp.,
8.38%, 11/1/16	1,250	1,375

		3,538

Commercial Services - 0.3%
DP World Ltd.,
6.85%, 7/2/37 (1)	2,400	2,292

Distribution/Wholesale - 0.1%
Marfrig Overseas Ltd.,
9.50%, 5/4/20 (1)	900	913

Diversified Financial Services - 0.1%
Ally Credit Canada Ltd.,
7.13%, 9/13/11	305	326

Electric - 0.2%
Emgesa S.A. ESP,
8.75%, 1/25/21 (1) (8)	1,045,000	636
Empresas Publicas de Medellin ESP,
8.38%, 2/1/21 (1) (8)	782,000	459

		1,095

Electronics - 0.3%
Hon Hai Precision Industry Co. Ltd.,
9.13%, 11/1/17 (1)	100	101
NXP B.V./NXP Funding LLC,
9.75%, 8/1/18 (1)	1,550	1,736

		1,837

Engineering & Construction - 0.0%
Odebrecht Finance Ltd.,
7.00%, 4/21/20 (1)	200	220

Forest Products & Paper - 0.6%
Cascades, Inc.,
7.75%, 12/15/17	1,050	1,094
7.88%, 1/15/20	650	677
Catalyst Paper Corp.,
11.00%, 12/15/16 (1)	1,200	1,026
Fibria Overseas Finance Ltd.,
6.75%, 3/3/21 (1)	1,050	1,100

		3,897

Internet - 0.3%
eAccess Ltd.,
8.25%, 4/1/18 (1)	800	798
UPC Holding B.V.,
9.88%, 4/15/18 (1)	1,300	1,443

		2,241

Investment Companies - 0.1%
Offshore Group Investments Ltd.,
11.50%, 8/1/15 (1) (2)	100	109
11.50%, 8/1/15	710	772

		881

Iron/Steel - 0.5%
Algoma Acquisition Corp.,
9.88%, 6/15/15 (1)	1,505	1,400
APERAM,
7.38%, 4/1/16 (1)	675	678
7.75%, 4/1/18 (1)	1,250	1,259

		3,337

Leisure Time - 0.1%
Royal Caribbean Cruises Ltd.,
7.50%, 10/15/27	945	957

Machinery - Diversified - 0.1%
Dematic S.A.,
8.75%, 5/1/16 (1) (2)	675	670

Media - 0.4%
Ono Finance II PLC,
10.88%, 7/15/19 (1)	645	687
Unitymedia Hessen GmbH & Co. K.G./Unitymedia NRW GmbH,
8.13%, 12/1/17 (1)	300	319
Videotron Ltee,
9.13%, 4/15/18	1,250	1,395

		2,401

Mining - 1.2%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/1/15 (1)	875	892
6.88%, 2/1/18 (1)	850	863
Mirabela Nickel Ltd.,
8.75%, 4/15/18 (1)	1,775	1,766

MULTI-MANAGER FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Mining - 1.2% continued
Novelis, Inc.,
8.38%, 12/15/17	$1,550	$1,655
Taseko Mines Ltd.,
7.75%, 4/15/19	1,075	1,083
Vedanta Resources PLC,
8.25%, 6/7/21 (1)	1,400	1,411

		7,670

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.,
7.45%, 5/1/34 (1)	2,500	2,588

Multi-National - 0.8%
European Bank for Reconstruction & Development,
9.25%, 9/10/12 (9)	4,250	2,740
European Investment Bank,
8.30%, 4/24/13 (1) (3) (6)	4,605,000	487
Inter-American Development Bank,
4.75%, 1/10/14 (10)	49,400	1,097
International Bank for Reconstruction & Development,
2.30%, 2/26/13 (5)	1,000,000	942

		5,266

Oil & Gas - 1.2%
Connacher Oil and Gas Ltd.,
8.75%, 8/1/18 (1) (2)	1,290	1,324
MEG Energy Corp.,
6.50%, 3/15/21(1)	1,575	1,583
OGX Petroleo e Gas Participacoes S.A.,
8.50%, 6/1/18 (1) (2)	2,250	2,314
Petroplus Finance Ltd.,
7.00%, 5/1/17 (1)	1,500	1,410
9.38%, 9/15/19 (1)	1,225	1,231
9.38%, 9/15/19 (1)	20	19

		7,881

Oil & Gas Services - 0.3%
MBPS Finance Co.,
11.25%, 11/15/15 (1)	1,080	1,069
Trinidad Drilling Ltd.,
7.88%, 1/15/19 (1)	850	880

		1,949

Packaging & Containers - 0.3%
ARD Finance S.A.,
11.13%, 6/1/18 (1) (2)	670	685
Ardagh Packaging Finance PLC,
9.13%, 10/15/20 (1)	1,425	1,500

		2,185

Pharmaceuticals - 0.3%
ConvaTec Healthcare E S.A.,
10.50%, 12/15/18 (1)	1,700	1,759

Semiconductors - 0.1%
Sensata Technologies B.V.,
6.50%, 5/15/19 (1) (2)	925	923

Sovereign - 2.2%
Brazilian Government International Bond,
10.25%, 1/10/28 (9)	6,000	4,180
Hellenic Republic Government Bond,
4.60%, 7/20/18 (11)	70	51
4.70%, 3/20/24 (11)	3,090	2,073
2.30%, 7/25/30 (11)	70	43
4.50%, 9/20/37 (11)	80	50
Ireland Government Bond,
4.50%, 10/18/18 (11)	175	167
4.50%, 4/18/20 (11)	340	310
5.00%, 10/18/20 (11)	25	23
5.40%, 3/13/25 (11)	1,030	938
Korea Treasury Bond,
5.00%, 9/10/14 (5)	972,050	938
Mexican Bonos,
8.00%, 12/7/23 (12)	16,500	1,505
Philippine Government International Bond,
4.95%, 1/15/21 (7)	10,000	231
6.25%, 1/14/36 (7)	40,000	894
Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20 (11)	25	23
3.85%, 4/15/21 (11)	760	652
3.85%, 4/15/21 (11)	25	21
4.95%, 10/25/23 (11)	1,490	1,330
Uruguay Government International Bond,
3.70%, 6/26/37 (13)	17,225	1,227

		14,656

Telecommunications - 1.2%
America Movil S.A.B. de C.V.,
8.46%, 12/18/36 (12)	3,400	267
Axtel S.A.B. de C.V.,
9.00%, 9/22/19 (1)	490	478

NORTHERN FUNDS QUARTERLY REPORT    53    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Telecommunications - 1.2% continued
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15 (1)	$1,100	$1,128
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19 (1)	850	844
8.50%, 11/1/19	100	106
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	325	349
Portugal Telecom International Finance B.V.,
5.00%, 11/4/19	250	292
4.50%, 6/16/25	50	51
Virgin Media Finance PLC,
9.13%, 8/15/16	775	816
9.50%, 8/15/16	750	848
8.38%, 10/15/19	750	836
Wind Acquisition Finance S.A.,
11.75%, 7/15/17 (1)	650	736
Wind Acquisition Holdings Finance S.A.,
12.25%, 7/15/17 (1)	864	996

		7,747

Transportation - 0.7%
CHC Helicopter S.A.,
9.25%, 10/15/20 (1)	1,700	1,534
CMA CGM S.A.,
8.50%, 4/15/17 (1)	800	672
General Maritime Corp.,
12.00%, 11/15/17	1,100	891
Teekay Corp.,
8.50%, 1/15/20	1,700	1,755

		4,852

Trucking & Leasing - 0.2%
Aircastle Ltd.,
9.75%, 8/1/18	1,100	1,213

Total Foreign Issuer Bonds (Cost $96,845)		99,322

TERM LOANS - 0.9%
Electric - 0.5%
Texas Competitive Electric Holdings Co. LLC,
0.00%, 10/10/17	4,401	3,427

Lodging - 0.2%
Caesars Entertainment Operating Co., Inc.,
0.00%, 1/28/15	1,250	1,121

Real Estate Investment Trusts - 0.2%
iStar Financial, Inc.,
5.50%, 6/30/14	1,625	1,614

Total Term Loans (Cost $6,389)		6,162

U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Notes - 0.5%
1.00%, 4/30/12	930	936
2.50%, 4/30/15	1,975	2,071

Total U.S. Government Obligations (Cost $2,922)		3,007

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Ally Financial, Inc.*	41,725	$1,045
Ally Financial, Inc. (1) *	1,245	1,170

		2,215

Home Builders - 0.0%
Hovnanian Enterprises, Inc.*	10,100	49

Total Preferred Stocks (Cost $2,259)		2,264

CONVERTIBLE PREFERRED STOCKS - 1.5%
Auto Manufacturers - 0.8%
General Motors Co., 4.75%*	108,450	5,286

Banks - 0.1%
Wells Fargo & Co., 7.50%*	233	247
Wintrust Financial Corp., 7.50%*	2,700	142

		389

Commercial Services - 0.0%
United Rentals Trust I, 6.50%*	1,550	70

Computers - 0.0%
Unisys Corp., 6.25%*	62	5

Electric - 0.0%
AES Trust III, 6.75%*	500	25

MULTI-MANAGER FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 1.5% continued
Electric - 0.0% continued
PPL Corp., 8.75%*	950	$52

		77

Housewares - 0.4%
Newell Financial Trust I, 5.25%*	51,950	2,442

Insurance - 0.0%
Hartford Financial Services Group, Inc., 7.25%*	2,600	68
MetLife, Inc., 5.00%*	1,570	129

		197

Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC, 6.00%*	750	37
Molycorp, Inc., 5.50%*	660	77

		114

Oil & Gas - 0.1%
Apache Corp., 6.00%*	4,180	275

Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.75%*	19,300	859

Savings & Loans - 0.0%
Sovereign Capital Trust IV, 4.38%*	400	20

Total Convertible Preferred Stocks (Cost $9,739)		9,734

COMMON STOCKS - 0.0%
Agriculture - 0.0%
Archer-Daniels-Midland Co.	6,435	194

Pipelines - 0.0%
El Paso Corp.	4,975	101

Semiconductors - 0.0%
Veeco Instruments, Inc.*	847	41

Total Common Stocks (Cost $296)		336

INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio (14) (15)	28,997,115	28,997

Total Investment Companies (Cost $28,997)		28,997

Total Investments - 98.4% (Cost $631,835)		656,253

Other Assets less Liabilities - 1.6%		10,349

NET ASSETS - 100.0%		$666,602

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2011, the value of these restricted illiquid securities amounted to approximately $16,329,000 or 2.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AES (The) Corp.,
7.38%, 7/1/21	6/1/11	$1,200

Arch Coal, Inc.,
7.00%, 6/15/19	6/8/11	525

Arch Coal, Inc.,
7.25%, 6/15/21	6/8/11 - 6/9/11	1,275

ARD Finance S.A.,
11.13%, 6/1/18	5/13/11 - 6/20/11	682

Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
9.38%, 5/1/19	4/15/11	555

Connacher Oil and Gas Ltd.,
8.75%, 8/1/18	5/20/11	1,326

Dematic S.A.,
8.75%, 5/1/16	4/19/11	675

Freescale Semiconductor, Inc.,
8.05%, 2/1/20	6/7/11	980

Iconix Brand Group, Inc.,
2.50%, 6/1/16	5/18/11	205

Integra LifeSciences Holdings Corp.,
1.63%, 12/15/16	6/10/11	76

Lennar Corp.,
5.50%, 9/1/14	12/7/09	1,018

Level 3 Escrow, Inc.,
8.13%, 7/1/19	5/25/11	1,176

NORTHERN FUNDS QUARTERLY REPORT    55    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Masonite International Corp.,
8.25%, 4/15/21	4/8/11	$1,230

Molycorp, Inc.,
3.25%, 6/15/16	6/10/11	19

Offshore Group Investments Ltd.,
11.50%, 8/1/15	5/20/11	107

OGX Petroleo e Gas Participacoes S.A.,
8.50%, 6/1/18	5/26/11	2,250

Reichhold Industries, Inc.,
9.00%, 8/15/14	3/16/10 - 4/1/10	850

Sensata Technologies B.V.,
6.50%, 5/15/19	5/6/11	925

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
11.50%, 10/1/20	4/14/11	1,087

(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Par value is denoted in South Korean Won.
(6)	Par value is denoted in Indonesian Rupiah.
(7)	Par value is denoted in Philippine Peso.
(8)	Par value is denoted in Colombian Peso.
(9)	Par value is denoted in Brazilian Real.
(10)	Par value is denoted in Indian Rupee.
(11)	Par value is denoted in Euro.
(12)	Par value is denoted in Mexican Peso.
(13)	Par value is denoted in Uruguayan Peso.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(15)	At March 31, 2011, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,007,000 with net sales of approximately $1,010,000 during the three months ended June 30, 2011.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2011, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	95.3%
All other currencies less than 5%	4.7

Total	100.0%

At June 30, 2011, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	71	United States Dollar	100	7/15/11	$(2)
Euro	660	United States Dollar	943	7/29/11	(14)
Euro	580	United States Dollar	827	7/29/11	(13)
Euro	400	United States Dollar	593	7/29/11	14
Euro	2,360	United States Dollar	3,443	7/29/11	23

Total					$8

Federal Tax Information:

At June 30, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$631,838

Gross tax appreciation of investments	$30,470
Gross tax depreciation of investments	(6,055)

Net tax appreciation of investments	$24,415

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source. The Fund valued certain securities using a single sourced price from a service provider that is not deemed a primary pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$15,775	(1)	$—	$15,775
Convertible Bonds
Aerospace/Defense	—	221		—	221
Airlines	—	2,078		—	2,078
Apparel	—	—		215	215
Auto Manufacturers	—	1,684		—	1,684
Auto Parts & Equipment	—	2,064		—	2,064
Biotechnology	—	4,647		—	4,647
Building Materials	—	135		—	135
Coal	—	1,278		—	1,278
Computers	—	390		—	390
Food	—	522		—	522
Healthcare - Products	—	2,181		—	2,181
Home Builders	—	105		—	105
Insurance	—	42		—	42

MULTI-MANAGER FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Internet	$—	$1,290		$—	$1,290
Lodging	—	36		—	36
Machinery - Diversified	—	62		—	62
Metal Fabrication/ Hardware	—	116		—	116
Mining	—	22		—	22
Miscellaneous Manufacturing	—	2,234		—	2,234
Oil & Gas	—	6,025		—	6,025
Oil & Gas Services	—	618		—	618
Packaging & Containers	—	2,033		—	2,033
Pharmaceuticals	—	3,683		379	4,062
Real Estate Investment Trusts	—	34		—	34
Semiconductors	—	8,425		—	8,425
Software	—	72		—	72
Telecommunications	—	7,197		—	7,197
Trucking & Leasing	—	164		—	164
Corporate Bonds
Advertising	—	3,797		—	3,797
Aerospace/Defense	—	3,514		—	3,514
Airlines	—	2,095		—	2,095
Apparel	—	4,935		—	4,935
Auto Manufacturers	—	6,863		—	6,863
Auto Parts & Equipment	—	6,420		—	6,420
Banks	—	8,996		—	8,996
Beverages	—	1,231		—	1,231
Building Materials	—	4,126		—	4,126
Chemicals	—	8,260		—	8,260
Coal	—	6,850		—	6,850
Commercial Services	—	28,497		—	28,497
Computers	—	3,068		—	3,068
Cosmetics/Personal Care	—	661		—	661
Distribution/Wholesale	—	570		—	570
Diversified Financial Services	—	14,900		788	15,688
Electric	—	27,891		1,218	29,109
Engineering & Construction	—	1,324		—	1,324
Entertainment	—	16,807		—	16,807
Environmental Control	—	1,319		—	1,319
Food	—	10,703		—	10,703
Forest Products & Paper	—	7,489		—	7,489
Gas	—	1,537		—	1,537
Healthcare - Products	—	3,738		—	3,738
Healthcare - Services	—	31,375		—	31,375
Holding Companies - Diversified	—	1,547		—	1,547
Home Builders	—	6,071		—	6,071
Home Furnishings	—	1,599		—	1,599
Household Products/Wares	—	7,366		—	7,366
Housewares	—	634		—	634
Insurance	—	2,203		—	2,203
Internet	—	1,595		—	1,595
Investment Companies	—	1,519		—	1,519
Iron/Steel	—	3,783			3,783
Lodging	—	13,927		—	13,927
Machinery - Construction & Mining	—	318		—	318
Machinery - Diversified	—	3,053		—	3,053
Media	—	24,553		—	24,553
Metal Fabrication/ Hardware	—	2,037		—	2,037
Miscellaneous Manufacturing	—	6,183		—	6,183
Office Furnishings	—	1,456		—	1,456
Oil & Gas	—	25,579		—	25,579
Oil & Gas Services	—	6,776		—	6,776
Packaging & Containers	—	8,001		—	8,001
Pharmaceuticals	—	5,590		—	5,590
Pipelines	—	14,217		—	14,217
Real Estate	—	3,583		—	3,583
Real Estate Investment Trusts	—	1,966		—	1,966
Retail	—	27,495		—	27,495
Semiconductors	—	4,178		—	4,178
Shipbuilding	—	1,223		—	1,223
Software	—	5,317		—	5,317
Storage/Warehousing	—	1,601		—	1,601
Telecommunications	—	49,317		—	49,317
Transportation	—	1,045		—	1,045
Foreign Issuer Bonds
Banks	—	2,580		10,576	13,156
Building Materials	—	2,872		—	2,872
Chemicals	—	3,538		—	3,538
Commercial Services	—	2,292		—	2,292
Distribution/Wholesale	—	913		—	913
Diversified Financial Services	—	326		—	326
Electric	—	—		1,095	1,095
Electronics	—	1,837		—	1,837
Engineering & Construction	—	220		—	220
Forest Products & Paper	—	3,897		—	3,897
Internet	—	2,241		—	2,241
Investment Companies	—	881		—	881
Iron/Steel	—	3,337		—	3,337
Leisure Time	—	957		—	957
Machinery - Diversified	—	670		—	670
Media	—	2,401		—	2,401
Mining	—	7,670		—	7,670
Miscellaneous Manufacturing	—	2,588		—	2,588
Multi-National	—	1,098		4,168	5,266
Oil & Gas	—	6,557		1,324	7,881
Oil & Gas Services	—	1,949		—	1,949
Packaging & Containers	—	1,500		685	2,185
Pharmaceuticals	—	1,759		—	1,759
Semiconductors	—	923		—	923
Sovereign	—	8,311		6,345	14,656
Telecommunications	—	7,747		—	7,747
Transportation	—	4,852		—	4,852
Truck & Leasing	—	1,213		—	1,213
Term Loans	—	6,162	(1)	—	6,162
U.S. Government Obligations	—	3,007		—	3,007
Preferred Stocks
Banks	1,045	1,170		—	2,215
Home Builders	49	—		—	49
Convertible Preferred Stocks
Auto Manufacturers	5,286	—		—	5,286
Banks	389	—		—	389

NORTHERN FUNDS QUARTERLY REPORT    57    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Commercial Services	$—		$70	$—	$70
Computers	5		—	—	5
Electric	77		—	—	77
Housewares	2,442		—	—	2,442
Insurance	197		—	—	197
Mining	114		—	—	114
Oil & Gas	275		—	—	275
Pipelines	859		—	—	859
Savings & Loans	—		20	—	20
Common Stocks	336	(1)	—	—	336
Investment Companies	28,997		—	—	28,997

Total Investments	$40,071		$589,389	$26,793	$656,253

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—		$37	$—	$37
Liabilities
Forward Foreign Currency Exchange Contracts	—		(29)	—	(29)

Total Other Financial Instruments	$—		$8	$—	$8

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At June 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MULTI-MANAGER FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	ISSUES (000S)	SALES (000S)	SETTLEMENTS (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000S) (2)(3)	BALANCE AS OF 6/30/11 (000S)
Convertible Bonds
Apparel	$—	$—	$—	$10	$—	$205	$—	$—	$—	$—	$—	$215
Internet	31	—	—	—	—	—	—	—	—	—	(31)	—
Pharmaceuticals	—	—	—	—	—	—	—	—	—	379	—	379
Corporate Bonds
Diversified Financial Services	—	—	—	—	—	788	—	—	—	—	—	788
Electric	—	—	—	18	—	1,200	—	—	—	—	—	1,218
Iron/Steel	1,329	—	—	—	(10)	—	—	—	—	—	(1,319)	—
Miscellaneous Manufacturing	1,603	—	—	—	(22)	—	—	—	—	—	(1,581)	—
Shipbuilding	1,236	—	—	—	(13)	—	—	—	—	—	(1,223)	—
Foreign Issuer Bonds
Banks	10,312	—	—	264	—	—	—	—	—	—	—	10,576
Electric	430	—	—	29	—	—	—	—	—	636	—	1,095
Iron/Steel	1,275	—	—	—	(16)	—	—	—	—	—	(1,259)	—
Multi-National	3,985	—	—	183	—	—	—	—	—	—	—	4,168
Oil & Gas	—	—	—	—	(2)	1,326	—	—	—	—	—	1,324
Oil & Gas Services	1,064	—	—	5	—	—	—	—	—	—	(1,069)	—
Packaging & Containers	—	—	—	—	—	685	—	—	—	—	—	685
Sovereign	4,590	—	—	528	—	—	—	—	—	1,227	—	6,345
Telecommunications	1,174	—	—	—	(47)	—	—	—	—	—	(1,127)	—

Total	$27,029	$—	$—	$1,037	$(110)	$4,204	$—	$—	$—	$2,242	$(7,609)	$26,793

(1)	Transferred into Level 3 due to security being valued based on unobservable inputs using the last traded price from a primary pricing service and because there is a lack of market activity and data observed for this security.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, June 30, 2011.
(3)	Transferred out of Level 3 due to security being valued based on other observable inputs using the last traded price of similar securities from a primary pricing service.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2011 was approximately $903.

NORTHERN FUNDS QUARTERLY REPORT    59    MULTI-MANAGER FUNDS

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 26, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 26, 2011